As filed with the SEC on November 26, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tanĕ T. Tyler, Esq. 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2014 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

September 30, 2014

Transamerica Aegon Active Asset Allocation – Conservative VP

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

Transamerica Aegon Active Asset Allocation – Moderate VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon Money Market VP

Transamerica Aegon U.S. Government Securities VP

Transamerica AllianceBernstein Dynamic Allocation VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi-Manager Alternative Strategies VP

Transamerica PIMCO Real Return TIPS VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica ProFund UltraBear VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Torray Concentrated Growth VP

Transamerica TS&W International Equity VP

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

Transamerica Vanguard ETF Portfolio – Balanced VP

Transamerica Vanguard ETF Portfolio – Conservative VP

Transamerica Vanguard ETF Portfolio – Growth VP

Transamerica Voya Balanced Allocation VP

Transamerica Voya Conservative Allocation VP

Transamerica Voya Intermediate Bond VP

Transamerica Voya Large Cap Growth VP

Transamerica Voya Limited Maturity Bond VP

Transamerica Voya Mid Cap Opportunities VP

Transamerica Voya Moderate Growth Allocation VP

Transamerica WMC US Growth II VP

Transamerica WMC US Growth VP

Transamerica Aegon Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Capital Markets - 80.6%
iShares Floating Rate Bond ETF (A)	622,835	$ 31,658,703
Vanguard Extended Market ETF	41,134	3,437,980
Vanguard FTSE Developed Markets ETF (A)	217,531	8,646,857
Vanguard S&P 500 ETF	80,464	14,530,994
Vanguard Short-Term Bond ETF	1,003,575	80,356,250
Vanguard Short-Term Government Bond ETF (A)	319,413	19,455,446
Vanguard Total Bond Market ETF	2,035,711	166,785,802
Vanguard Total Stock Market ETF	174,688	17,685,413
Emerging Markets - Equity - 2.4%
Vanguard FTSE Emerging Markets ETF (A)	244,767	10,209,232
Growth - Large Cap - 5.4%
Vanguard Growth ETF (A)	230,442	22,968,154
Growth - Small Cap - 1.4%
Vanguard Small-Cap ETF (A)	52,895	5,851,774
Region Fund - Asian Pacific - 2.4%
Vanguard FTSE Pacific ETF	173,720	10,301,596
Region Fund - European - 1.2%
Vanguard FTSE Europe ETF	93,541	5,165,334
Value - Large Cap - 5.6%
Vanguard Value ETF (A)	293,816	23,857,859

Total Investment Companies (Cost $417,637,943)		420,911,394

SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	36,233,296	36,233,296

Total Securities Lending Collateral (Cost $36,233,296)		36,233,296

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $3,723,867 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $3,801,780.	$ 3,723,866	3,723,866

Total Repurchase Agreement (Cost $3,723,866)		3,723,866

Total Investments (Cost $457,595,105) (C)		460,868,556
Other Assets and Liabilities, Net - (8.4)%		(35,656,799)

Net Assets - 100.0%		$ 425,211,757

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$420,911,394	$—	$—	$420,911,394
Securities Lending Collateral	36,233,296	—	—	36,233,296
Repurchase Agreement	—	3,723,866	—	3,723,866

Total Investments	$457,144,690	$3,723,866	$—	$460,868,556

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $35,406,096. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $457,595,105. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,503,531 and $1,230,080, respectively. Net unrealized appreciation for tax purposes is $3,273,451.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Capital Markets - 68.4%
iShares Floating Rate Bond ETF	781,912	$ 39,744,587
Vanguard Extended Market ETF	108,721	9,086,901
Vanguard FTSE Developed Markets ETF (A)	605,196	24,056,541
Vanguard S&P 500 ETF (A)	212,863	38,440,929
Vanguard Short-Term Bond ETF	1,188,333	95,149,823
Vanguard Short-Term Government Bond ETF (A)	526,344	32,059,613
Vanguard Total Bond Market ETF	2,323,595	190,372,139
Vanguard Total Stock Market ETF	465,411	47,118,210
Emerging Markets - Equity - 4.1%
Vanguard FTSE Emerging Markets ETF	687,350	28,669,369
Growth - Large Cap - 8.9%
Vanguard Growth ETF (A)	617,317	61,527,985
Growth - Small Cap - 2.3%
Vanguard Small-Cap ETF (A)	144,106	15,942,447
Region Fund - Asian Pacific - 4.1%
Vanguard FTSE Pacific ETF (A)	484,584	28,735,831
Region Fund - European - 2.1%
Vanguard FTSE Europe ETF (A)	260,930	14,408,555
Value - Large Cap - 9.1%
Vanguard Value ETF (A)	780,706	63,393,327

Total Investment Companies (Cost $694,342,979)		688,706,257

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	18,144,230	18,144,230

Total Securities Lending Collateral (Cost $18,144,230)		18,144,230

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $7,931,915 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $8,090,733.	$ 7,931,912	7,931,912

Total Repurchase Agreement (Cost $7,931,912)		7,931,912

Total Investments (Cost $720,419,121) (C)		714,782,399
Other Assets and Liabilities, Net - (2.7)%		(18,737,678)

Net Assets - 100.0%		$ 696,044,721

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$688,706,257	$—	$—	$688,706,257
Securities Lending Collateral	18,144,230	—	—	18,144,230
Repurchase Agreement	—	7,931,912	—	7,931,912

Total Investments	$706,850,487	$7,931,912	$—	$714,782,399

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $17,747,338. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $720,419,121. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $754,300 and $6,391,022, respectively. Net unrealized depreciation for tax purposes is $5,636,722.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Capital Markets - 74.3%
iShares Floating Rate Bond ETF (A)	1,926,843	$ 97,941,430
Vanguard Extended Market ETF	191,787	16,029,557
Vanguard FTSE Developed Markets ETF (A)	1,043,111	41,463,662
Vanguard S&P 500 ETF	375,342	67,783,012
Vanguard Short-Term Bond ETF (A)	3,086,838	247,163,119
Vanguard Short-Term Government Bond ETF (A)	1,019,489	62,097,075
Vanguard Total Bond Market ETF	6,224,211	509,949,607
Vanguard Total Stock Market ETF	818,005	82,814,826
Emerging Markets - Equity - 3.3%
Vanguard FTSE Emerging Markets ETF	1,179,807	49,209,750
Growth - Large Cap - 7.1%
Vanguard Growth ETF (A)	1,082,295	107,872,343
Growth - Small Cap - 1.8%
Vanguard Small-Cap ETF (A)	250,728	27,738,039
Region Fund - Asian Pacific - 3.3%
Vanguard FTSE Pacific ETF	834,244	49,470,669
Region Fund - European - 1.6%
Vanguard FTSE Europe ETF	449,208	24,805,266
Value - Large Cap - 7.4%
Vanguard Value ETF (A)	1,373,846	111,556,295

Total Investment Companies (Cost $1,495,599,832)		1,495,894,650

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	48,959,703	48,959,703

Total Securities Lending Collateral (Cost $48,959,703)		48,959,703

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $17,672,092 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $18,029,997.	$ 17,672,087	17,672,087

Total Repurchase Agreement (Cost $17,672,087)		17,672,087

Total Investments (Cost $1,562,231,622) (C)		1,562,526,440
Other Assets and Liabilities, Net - (3.2)%		(49,006,131)

Net Assets - 100.0%		$ 1,513,520,309

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$1,495,894,650	$—	$—	$1,495,894,650
Securities Lending Collateral	48,959,703	—	—	48,959,703
Repurchase Agreement	—	17,672,087	—	17,672,087

Total Investments	$1,544,854,353	$17,672,087	$—	$1,562,526,440

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $47,913,806. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,562,231,622. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,290,041 and $8,995,223, respectively. Net unrealized appreciation for tax purposes is $294,818.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.9%
Banks - 0.9%
Goldman Sachs Capital II
4.00%, 10/31/2014 (A) (B)	$ 3,403,000	$ 2,587,982

Total Preferred Corporate Debt Security (Cost $2,493,423)		2,587,982

CORPORATE DEBT SECURITIES - 91.0%
Aerospace & Defense - 1.8%
Bombardier, Inc.
6.00%, 10/15/2022 - 144A (C)	1,512,000	1,504,440
6.13%, 01/15/2023 - 144A (C)	470,000	470,588
7.50%, 03/15/2018 - 144A	140,000	152,950
7.75%, 03/15/2020 - 144A (C)	716,000	780,583
Spirit AeroSystems, Inc.
5.25%, 03/15/2022 - 144A	164,000	164,000
6.75%, 12/15/2020 (C)	330,000	348,150
TransDigm, Inc.
6.00%, 07/15/2022 - 144A (C)	1,207,000	1,191,912
Triumph Group, Inc.
5.25%, 06/01/2022 (C)	490,000	482,650
Air Freight & Logistics - 0.3%
PHI, Inc.
5.25%, 03/15/2019	835,000	838,131
Airlines - 2.7%
American Airlines Group, Inc.
5.50%, 10/01/2019 - 144A (C)	235,000	232,063
American Airlines Pass-Through Trust
5.60%, 01/15/2022 - 144A	605,195	623,351
5.63%, 01/15/2021 - 144A	471,127	485,261
6.00%, 01/15/2017 - 144A	200,000	208,000
6.13%, 07/15/2018	117,000	121,095
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	546,000	578,760
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	399,463	421,433
6.90%, 10/19/2023	1,290,062	1,388,364
Delta Air Lines Pass-Through Trust
6.38%, 07/02/2017 - 144A	470,000	497,025
6.75%, 05/23/2017	494,000	522,405
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	216,000	223,560
6.75%, 12/03/2022	426,932	461,086
9.13%, 10/01/2015	561,955	587,243
United Airlines Pass-Through Trust
4.63%, 03/03/2024	297,000	295,515
US Airways Group, Inc.
6.13%, 06/01/2018 (C)	725,000	744,938
Auto Components - 0.5%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021 (C)	1,093,000	1,136,720
8.25%, 08/15/2020	177,000	189,390
Automobiles - 1.5%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.00%, 06/15/2019	1,728,000	1,833,840
8.25%, 06/15/2021 (C)	853,000	929,770
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A (C)	1,150,000	1,190,250
8.13%, 05/15/2021 - 144A	237,000	259,219

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 1.9%
Barclays PLC
6.63%, 09/15/2019 (A) (B) (C)	$ 1,000,000	$ 945,000
CIT Group, Inc.
4.25%, 08/15/2017	571,000	576,710
5.00%, 05/15/2017	165,000	169,125
5.25%, 03/15/2018	185,000	190,550
5.50%, 02/15/2019 - 144A	452,000	472,905
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	550,000	540,408
6.00%, 12/19/2023	1,065,000	1,116,481
6.13%, 12/15/2022	1,173,000	1,241,548
Beverages - 0.5%
Cott Beverages, Inc.
5.38%, 07/01/2022 - 144A	1,432,000	1,385,460
Building Products - 2.3%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	2,456,000	2,406,880
Building Materials Holding Corp.
9.00%, 09/15/2018 - 144A	675,000	732,375
Griffon Corp.
5.25%, 03/01/2022	1,255,000	1,195,387
Ply Gem Industries, Inc.
6.50%, 02/01/2022 (C)	1,728,000	1,641,600
6.50%, 02/01/2022 - 144A	455,000	432,250
Capital Markets - 0.5%
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (A) (B) (C)	718,000	728,411
Morgan Stanley
5.45%, 07/15/2019 (A) (B)	794,000	788,045
Chemicals - 1.6%
Hexion US Finance Corp.
6.63%, 04/15/2020	2,160,000	2,170,800
Huntsman International LLC
8.63%, 03/15/2020 - 03/15/2021	1,996,000	2,139,680
Commercial Services & Supplies - 2.7%
Ceridian LLC
8.88%, 07/15/2019 - 144A	1,256,000	1,389,450
Hertz Corp.
5.88%, 10/15/2020 (C)	270,000	274,050
6.75%, 04/15/2019	1,200,000	1,237,500
Polymer Group, Inc.
6.88%, 06/01/2019 - 144A	611,000	607,945
United Rentals North America, Inc.
7.38%, 05/15/2020	580,000	616,250
7.63%, 04/15/2022	2,425,000	2,637,187
8.25%, 02/01/2021	536,000	580,220
Communications Equipment - 0.1%
CommScope, Inc.
5.50%, 06/15/2024 - 144A	285,000	280,013
Construction & Engineering - 2.2%
Abengoa Finance SAU
7.75%, 02/01/2020 - 144A (C)	350,000	376,250
Abengoa Greenfield SA
6.50%, 10/01/2019 - 144A	558,000	555,210
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	1,631,000	1,557,605
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 - 144A	567,000	555,660
7.25%, 10/15/2020 - 144A	775,000	811,812
7.50%, 05/15/2016	27,000	27,945
9.13%, 11/15/2020 - 144A	2,012,000	2,177,990

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.1%
Vulcan Materials Co.
7.15%, 11/30/2037 (C)	$ 357,000	$ 365,925
Consumer Finance - 1.1%
Ally Financial, Inc.
7.50%, 09/15/2020	900,000	1,037,250
Navient LLC, Series MTN
4.88%, 06/17/2019	413,000	413,000
5.00%, 06/15/2018	440,000	436,700
Springleaf Finance Corp.
6.00%, 06/01/2020	1,000,000	1,015,000
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	240,000	255,000
Containers & Packaging - 1.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.23%, 12/15/2019 - 144A (A)	950,000	919,125
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A (C)	1,204,000	1,216,040
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	898,000	996,780
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	865,000	940,688
Diversified Consumer Services - 0.5%
Service Corp., International
7.00%, 06/15/2017	1,160,000	1,264,400
Diversified Financial Services - 4.7%
Bank of America Corp.
5.13%, 06/17/2019 (A) (B) (C)	1,764,000	1,706,670
8.00%, 01/30/2018 (A) (B)	1,525,000	1,644,148
Citigroup, Inc.
6.30%, 05/15/2024 (A) (B)	250,000	246,900
Credit Suisse Group AG
6.25%, 12/18/2024 - 144A (A) (B)	906,000	876,555
7.50%, 12/11/2023 - 144A (A) (B) (C)	600,000	630,000
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 - 144A	1,272,000	1,308,570
General Motors Financial Co., Inc.
4.75%, 08/15/2017	720,000	754,200
General Motors Financial Co., Inc. (Escrow Shares)
7.20%, 01/15/2049	805,000	90,563
ILFC E-Capital Trust I
4.84%, 12/21/2065 - 144A (A) (C)	1,319,000	1,243,157
JPMorgan Chase & Co.
5.00%, 07/01/2019 (A) (B) (C)	800,000	779,840
7.90%, 04/30/2018 (A) (B)	894,000	967,755
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	380,000	406,600
9.50%, 10/15/2020 - 144A (C)	2,089,000	2,423,240
Diversified Telecommunication Services - 9.6%
CenturyLink, Inc.
7.60%, 09/15/2039	1,795,000	1,772,563
7.65%, 03/15/2042 (C)	2,003,000	1,972,955
Cincinnati Bell, Inc.
8.38%, 10/15/2020	841,000	887,255
Frontier Communications Corp.
6.88%, 01/15/2025	110,000	108,625
7.63%, 04/15/2024 (C)	2,152,000	2,232,700
9.00%, 08/15/2031	354,000	367,275
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,778,000	1,889,125
7.63%, 06/15/2021	1,040,000	1,133,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 (C)	$ 570,000	$ 544,350
7.25%, 04/01/2019	730,000	766,500
7.25%, 10/15/2020 (C)	400,000	423,000
7.50%, 04/01/2021	316,000	337,330
Koninklijke KPN NV
7.00%, 03/28/2073 - 144A (A)	825,000	851,400
Level 3 Communications, Inc.
8.88%, 06/01/2019	144,000	153,720
Level 3 Financing, Inc.
7.00%, 06/01/2020	1,575,000	1,659,656
8.13%, 07/01/2019	430,000	457,950
9.38%, 04/01/2019	19,000	20,306
Sprint Capital Corp.
6.90%, 05/01/2019	965,000	1,014,456
8.75%, 03/15/2032	1,401,000	1,528,841
Telecom Italia Capital SA
7.00%, 06/04/2018	915,000	1,029,375
Telecom Italia SpA
5.30%, 05/30/2024 - 144A	340,000	333,200
Virgin Media Finance PLC
6.00%, 10/15/2024 - 144A (D)	255,000	255,319
6.38%, 04/15/2023 - 144A (C)	1,840,000	1,899,800
Wind Acquisition Finance SA
4.75%, 07/15/2020 - 144A	1,040,000	998,400
7.38%, 04/23/2021 - 144A	816,000	820,080
Windstream Corp.
7.75%, 10/15/2020 (C)	1,379,000	1,451,398
7.75%, 10/01/2021	1,475,000	1,570,875
Electric Utilities - 2.7%
Calpine Corp.
5.75%, 01/15/2025 (C)	865,000	840,131
Elwood Energy LLC
8.16%, 07/05/2026	1,672,544	1,869,067
Homer City Generation, LP
8.14%, 10/01/2019
(Cash Rate: 8.64%) (E)	331,366	344,621
8.73%, 10/01/2026
(Cash Rate: 9.23%) (E)	2,173,005	2,276,223
LSP Energy, LP (Escrow Shares)
8.16%, 07/15/2025 (F) (G)	1,250,000	7
Red Oak Power LLC
9.20%, 11/30/2029	1,980,000	2,168,100
Electronic Equipment & Instruments - 0.7%
Belden, Inc.
5.50%, 09/01/2022 - 144A	770,000	779,625
Sanmina Corp.
4.38%, 06/01/2019 - 144A	699,000	685,020
Zebra Technologies Corp.
7.25%, 10/15/2022 - 144A	340,000	347,650
Energy Equipment & Services - 3.1%
Compressco Partners, LP / Compressco Finance, Inc.
7.25%, 08/15/2022 - 144A	534,000	535,335
Kinder Morgan, Inc.
7.25%, 06/01/2018	2,603,000	2,957,659
Kinder Morgan, Inc., Series MTN
8.05%, 10/15/2030	134,000	160,130
NuStar Logistics, LP
4.80%, 09/01/2020	267,000	259,991
6.75%, 02/01/2021 (C)	650,000	706,875
8.15%, 04/15/2018	1,063,000	1,209,162
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	1,800,000	1,872,000
5.88%, 03/01/2022	180,000	187,200
8.38%, 06/01/2019 - 144A (C)	645,000	683,700

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.2%
Rite Aid Corp.
6.75%, 06/15/2021 (C)	$ 663,000	$ 677,918
Food Products - 1.3%
Aramark Services, Inc.
5.75%, 03/15/2020 (C)	725,000	743,125
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 - 144A	709,000	744,450
Post Holdings, Inc.
7.38%, 02/15/2022 (C)	2,063,000	2,042,370
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017	158,000	164,715
Health Care Equipment & Supplies - 2.9%
Biomet, Inc.
6.50%, 08/01/2020 (C)	1,902,000	2,016,120
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 - 144A (C)	1,946,000	1,773,292
Hologic, Inc.
6.25%, 08/01/2020	1,454,000	1,497,620
Mallinckrodt International Finance SA
3.50%, 04/15/2018 (C)	1,157,000	1,119,398
4.75%, 04/15/2023 (C)	1,237,000	1,156,595
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 08/01/2022 - 144A	528,000	531,960
Health Care Providers & Services - 6.0%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 - 144A (C)	448,000	465,920
7.13%, 07/15/2020	2,061,000	2,184,660
8.00%, 11/15/2019	1,975,000	2,108,707
HCA Holdings, Inc.
6.25%, 02/15/2021	812,000	848,540
7.75%, 05/15/2021	860,000	919,125
HCA, Inc.
6.50%, 02/15/2020	570,000	622,725
7.50%, 02/15/2022	1,617,000	1,819,125
HealthSouth Corp.
7.75%, 09/15/2022 (C)	1,707,000	1,820,089
LifePoint Hospitals, Inc.
5.50%, 12/01/2021	431,000	436,387
6.63%, 10/01/2020	1,694,000	1,791,405
Tenet Healthcare Corp.
4.38%, 10/01/2021	255,000	244,163
5.00%, 03/01/2019 - 144A	805,000	794,937
5.50%, 03/01/2019 - 144A	357,000	357,893
6.00%, 10/01/2020	1,441,000	1,523,857
6.25%, 11/01/2018	105,000	111,563
8.13%, 04/01/2022 (C)	598,000	656,305
Hotels, Restaurants & Leisure - 5.0%
Caesars Entertainment Operating Co., Inc.
9.00%, 02/15/2020 (C)	458,000	350,370
10.00%, 12/15/2018	2,200,000	508,750
11.25%, 06/01/2017	285,000	221,231
12.75%, 04/15/2018	1,910,000	477,500
Felcor Lodging, LP
5.63%, 03/01/2023	621,000	607,028
MGM Resorts International
6.63%, 12/15/2021 (C)	905,000	954,775
6.75%, 10/01/2020 (C)	285,000	303,525
11.38%, 03/01/2018	1,357,000	1,625,007
NCL Corp., Ltd.
5.00%, 02/15/2018 (C)	1,202,000	1,214,020

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	$ 265,000	$ 276,925
7.50%, 04/15/2021	1,755,000	1,825,200
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	1,369,000	1,430,605
Studio City Finance, Ltd.
8.50%, 12/01/2020 - 144A	629,000	668,312
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	2,016,000	2,192,400
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020 (C)	1,135,000	1,204,519
Household Durables - 3.9%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	906,000	858,435
6.63%, 04/15/2018	826,000	852,845
7.25%, 02/01/2023	728,000	724,360
7.50%, 09/15/2021	390,000	396,825
KB Home
4.75%, 05/15/2019 (C)	445,000	432,763
7.25%, 06/15/2018	178,000	190,460
9.10%, 09/15/2017	1,855,000	2,096,150
Meritage Homes Corp.
4.50%, 03/01/2018	641,000	644,205
7.00%, 04/01/2022	742,000	801,360
7.15%, 04/15/2020	1,327,000	1,446,430
PulteGroup, Inc.
6.13%, 11/15/2013 (F)	690,000	0
Standard Pacific Corp.
6.25%, 12/15/2021	615,000	626,531
8.38%, 01/15/2021	600,000	687,000
Tempur Sealy International, Inc.
6.88%, 12/15/2020	937,000	997,905
Household Products - 1.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	319,000	324,582
6.88%, 02/15/2021	100,000	105,500
7.13%, 04/15/2019	2,695,000	2,792,694
9.00%, 04/15/2019	300,000	312,375
Sun Products Corp.
7.75%, 03/15/2021 - 144A (C)	1,200,000	918,000
Independent Power and Renewable Electricity Producers - 1.8%
Dynegy, Inc.
5.88%, 06/01/2023 (C)	412,000	384,190
NRG Energy, Inc.
6.25%, 07/15/2022 - 144A	300,000	307,687
7.63%, 01/15/2018	1,175,000	1,292,500
7.88%, 05/15/2021 (C)	2,455,000	2,639,125
8.25%, 09/01/2020	400,000	428,500
IT Services - 1.3%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	1,151,000	1,151,000
7.38%, 11/15/2018	238,000	245,140
7.63%, 11/15/2020	1,503,000	1,570,635
Unisys Corp.
6.25%, 08/15/2017 (C)	604,000	635,710
Media - 6.4%
Cablevision Systems Corp.
5.88%, 09/15/2022 (C)	1,464,000	1,416,420
7.75%, 04/15/2018	691,000	748,871
8.00%, 04/15/2020	684,000	752,400
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	748,800
5.75%, 01/15/2024 (C)	836,000	831,820
6.50%, 04/30/2021	550,000	573,375

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	$ 988,000	$ 1,016,405
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	562,000	574,645
7.63%, 03/15/2020	150,000	154,500
7.63%, 03/15/2020 (C)	2,320,000	2,407,000
DISH DBS Corp.
4.63%, 07/15/2017	1,330,000	1,356,600
5.88%, 07/15/2022	1,044,000	1,064,880
7.88%, 09/01/2019	900,000	1,017,000
Getty Images, Inc.
7.00%, 10/15/2020 - 144A (C)	1,012,000	746,350
Numericable Group SA
4.88%, 05/15/2019 - 144A	1,175,000	1,160,313
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	346,000	360,705
7.88%, 11/01/2020 - 144A	1,270,000	1,360,487
8.50%, 05/15/2021 - 144A	1,450,000	1,533,375
Metals & Mining - 0.6%
Alcoa, Inc.
5.13%, 10/01/2024 (C)	437,000	437,568
ArcelorMittal
7.50%, 10/15/2039	1,055,000	1,086,650
Oil, Gas & Consumable Fuels - 5.0%
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	850,000	860,625
California Resources Corp.
5.00%, 01/15/2020 - 144A (D)	437,000	443,555
5.50%, 09/15/2021 - 144A (D)	508,000	515,620
6.00%, 11/15/2024 - 144A (D)	508,000	521,970
Chesapeake Energy Corp.
4.88%, 04/15/2022 (C)	676,000	679,380
6.13%, 02/15/2021	467,000	507,862
6.63%, 08/15/2020 (C)	727,000	801,881
CITGO Petroleum Corp.
6.25%, 08/15/2022 - 144A	1,063,000	1,105,520
Denbury Resources, Inc.
5.50%, 05/01/2022 (C)	1,377,000	1,363,230
Energy XXI Gulf Coast, Inc.
6.88%, 03/15/2024 - 144A	552,000	518,880
7.50%, 12/15/2021	1,036,000	1,015,280
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	963,000	940,129
7.75%, 02/01/2021 (C)	1,188,000	1,196,910
8.63%, 04/15/2020	770,000	795,987
Newfield Exploration Co.
6.88%, 02/01/2020	475,000	495,188
Peabody Energy Corp.
6.25%, 11/15/2021 (C)	636,000	591,480
6.50%, 09/15/2020 (C)	265,000	247,775
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	1,110,000	1,168,575
Paper & Forest Products - 1.0%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	916,000	948,060
Boise Cascade Co.
6.38%, 11/01/2020	1,117,000	1,161,680
Coveris Holdings SA
7.88%, 11/01/2019 - 144A	550,000	574,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.7%
First Quality Finance Co., Inc.
4.63%, 05/15/2021 - 144A	$ 746,000	$ 695,645
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (C)	1,380,000	1,352,400
Pharmaceuticals - 1.1%
Salix Pharmaceuticals, Ltd.
6.00%, 01/15/2021 - 144A	363,000	392,948
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	2,450,000	2,529,625
7.50%, 07/15/2021 - 144A (C)	230,000	246,100
Professional Services - 0.1%
Cardtronics, Inc.
5.13%, 08/01/2022 - 144A	141,000	138,885
Real Estate Management & Development - 0.8%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (C)	1,763,000	1,807,075
Realogy Group LLC / Realogy Co-Issuer Corp.
4.50%, 04/15/2019 - 144A (C)	453,000	437,145
Road & Rail - 1.3%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	431,000	449,280
6.75%, 04/06/2021 - 144A (C)	1,780,000	2,020,300
7.13%, 10/15/2020 - 144A	90,000	104,327
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (C)	325,000	322,563
9.75%, 03/15/2020	545,000	599,500
Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A	629,000	617,993
6.00%, 01/15/2022 - 144A	1,250,000	1,268,750
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	500,000	491,250
Software - 1.4%
First Data Corp.
6.75%, 11/01/2020 - 144A (C)	1,806,000	1,914,360
7.38%, 06/15/2019 - 144A	153,000	161,048
8.75%, 01/15/2022 - 144A
(Cash Rate: 8.75%) (E)	1,183,000	1,253,980
8.88%, 08/15/2020 - 144A	609,000	653,152
Specialty Retail - 0.9%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A	490,000	450,800
9.00%, 03/15/2019 - 144A (C)	1,877,000	1,909,848
Technology Hardware, Storage & Peripherals - 0.7%
Dell, Inc.
5.40%, 09/10/2040	460,000	407,100
6.50%, 04/15/2038 (C)	754,000	716,300
7.10%, 04/15/2028	907,000	936,478
Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022	1,941,000	2,028,345
Transportation Infrastructure - 0.2%
syncreon Group BV / syncreon Global Finance US, Inc.
8.63%, 11/01/2021 - 144A	524,000	518,760
Wireless Telecommunication Services - 2.5%
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	1,325,000	1,530,375
Sprint Corp.
7.13%, 06/15/2024 - 144A	540,000	544,050
7.88%, 09/15/2023 - 144A	2,393,000	2,536,580

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
6.13%, 01/15/2022	$ 65,000	$ 65,325
6.63%, 04/01/2023	1,500,000	1,533,750
6.73%, 04/28/2022	698,000	713,705

Total Corporate Debt Securities (Cost $251,356,716)		251,768,331

CONVERTIBLE BOND - 0.5%
Diversified Telecommunication Services - 0.5%
Level 3 Financing, Inc.
8.63%, 07/15/2020	1,362,000	1,474,365

Total Convertible Bond (Cost $1,433,462)		1,474,365

LOAN ASSIGNMENTS - 3.0%
Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 06/30/2019 (A)	615,000	604,750
Energy Equipment & Services - 0.5%
Stallion Oilfield Services, Ltd., Term Loan B
8.00%, 06/19/2018 (A)	1,398,651	1,412,054
Food Products - 0.4%
Del Monte Foods, Inc., 1st Lien Term Loan
4.26%, 02/18/2021 (A)	995,000	927,009
Hotels, Restaurants & Leisure - 0.8%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020 (A)	1,152,023	1,137,623
Great Wolf Resorts, Inc., Term Loan B
4.25%, 08/06/2020 (A)	994,962	986,878
Media - 0.1%
Checkout Holding Corp., 2nd Lien Term Loan
7.75%, 04/11/2022 (A)	280,000	267,050
Metals & Mining - 0.1%
Atkore International, Inc., 1st Lien Term Loan
4.50%, 04/09/2021 (A)	329,175	326,432
Paper & Forest Products - 0.2%
Exopack Holdings SA, Term Loan B
5.25%, 05/08/2019 (A)	525,033	526,782
Professional Services - 0.3%
Interactive Data Corp., Term Loan
4.75%, 05/02/2021 (A)	922,688	916,152
Software - 0.4%
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (A)	1,056,196	1,037,713

Total Loan Assignments (Cost $8,253,683)		8,142,443

	Shares	Value
PREFERRED STOCKS - 1.8%
Banks - 0.5%
GMAC Capital Trust I - Series 2, 8.13% (A)	50,500	1,343,805
Capital Markets - 0.1%
Goldman Sachs Group, Inc. - Series J, 5.50% (A)	11,637	276,379
Morgan Stanley, 6.88% (A) (C)	925	24,170

	Shares	Value
PREFERRED STOCKS (continued)
Consumer Finance - 0.9%
Ally Financial, Inc. - Series A, 8.50% (A)	94,075	$ 2,533,440
Insurance - 0.3%
Hartford Financial Services Group, Inc., 7.88% (A)	22,617	669,237

Total Preferred Stocks (Cost $4,354,781)		4,847,031

COMMON STOCK - 0.0% (H)
Commercial Services & Supplies - 0.0% (H)
Quad/Graphics, Inc. (C)	355	6,834

Total Common Stock (Cost $0)		6,834

SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (I)	44,297,152	44,297,152

Total Securities Lending Collateral (Cost $44,297,152)		44,297,152

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2014, to be repurchased at $3,701,087 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $3,776,109.	$ 3,701,085	3,701,085

Total Repurchase Agreement (Cost $3,701,085)		3,701,085

Total Investments (Cost $315,890,302) (J)		316,825,223
Other Assets and Liabilities, Net - (14.5)%		(40,078,008)

Net Assets - 100.0%		$ 276,747,215

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Preferred Corporate Debt Security	$—	$2,587,982	$—	$2,587,982
Corporate Debt Securities
Aerospace & Defense	—	5,095,273	—	5,095,273
Air Freight & Logistics	—	838,131	—	838,131
Airlines	—	7,390,099	—	7,390,099
Auto Components	—	1,326,110	—	1,326,110
Automobiles	—	4,213,079	—	4,213,079
Banks	—	5,252,727	—	5,252,727
Beverages	—	1,385,460	—	1,385,460
Building Products	—	6,408,492	—	6,408,492
Capital Markets	—	1,516,456	—	1,516,456
Chemicals	—	4,310,480	—	4,310,480
Commercial Services & Supplies	—	7,342,602	—	7,342,602
Communications Equipment	—	280,013	—	280,013
Construction & Engineering	—	6,062,472	—	6,062,472
Construction Materials	—	365,925	—	365,925
Consumer Finance	—	3,156,950	—	3,156,950
Containers & Packaging	—	4,072,633	—	4,072,633
Diversified Consumer Services	—	1,264,400	—	1,264,400
Diversified Financial Services	—	13,078,198	—	13,078,198
Diversified Telecommunication Services	—	26,480,054	—	26,480,054
Electric Utilities	—	7,498,142	7	7,498,149
Electronic Equipment & Instruments	—	1,812,295	—	1,812,295
Energy Equipment & Services	—	8,572,052	—	8,572,052
Food & Staples Retailing	—	677,918	—	677,918
Food Products	—	3,529,945	—	3,529,945
Gas Utilities	—	164,715	—	164,715
Health Care Equipment & Supplies	—	8,094,985	—	8,094,985
Health Care Providers & Services	—	16,705,401	—	16,705,401
Hotels, Restaurants & Leisure	—	13,860,167	—	13,860,167
Household Durables	—	10,755,269	0	10,755,269
Household Products	—	4,453,151	—	4,453,151
Independent Power and Renewable Electricity Producers	—	5,052,002	—	5,052,002
IT Services	—	3,602,485	—	3,602,485
Media	—	17,823,946	—	17,823,946
Metals & Mining	—	1,524,218	—	1,524,218
Oil, Gas & Consumable Fuels	—	13,769,847	—	13,769,847
Paper & Forest Products	—	2,684,490	—	2,684,490
Personal Products	—	2,048,045	—	2,048,045
Pharmaceuticals	—	3,168,673	—	3,168,673
Professional Services	—	138,885	—	138,885
Real Estate Management & Development	—	2,244,220	—	2,244,220
Road & Rail	—	3,495,970	—	3,495,970
Semiconductors & Semiconductor Equipment	—	2,377,993	—	2,377,993
Software	—	3,982,540	—	3,982,540
Specialty Retail	—	2,360,648	—	2,360,648
Technology Hardware, Storage & Peripherals	—	2,059,878	—	2,059,878
Textiles, Apparel & Luxury Goods	—	2,028,345	—	2,028,345
Transportation Infrastructure	—	518,760	—	518,760
Wireless Telecommunication Services	—	6,923,785	—	6,923,785
Convertible Bond	—	1,474,365	—	1,474,365
Loan Assignments	—	8,142,443	—	8,142,443
Preferred Stocks	4,847,031	—	—	4,847,031
Common Stock	6,834	—	—	6,834
Securities Lending Collateral	44,297,152	—	—	44,297,152
Repurchase Agreement	—	3,701,085	—	3,701,085

Total Investments	$49,151,017	$267,674,199	$7	$316,825,223

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases (L)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3 (N)	Ending Balance at September 30, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (M)
Corporate Debt Securities	$13	$—	$—	$—	$—	$(6)	$—	$—	$7	$(6)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $43,376,499. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $7, or less than 0.01% of the Portfolio’s net assets.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $7, or less than 0.01% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	Aggregate cost for federal income tax purposes is $315,890,302. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $6,939,292 and $6,004,371, respectively. Net unrealized appreciation for tax purposes is $934,921.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(L)	Purchases include all purchases of securities and securities received in corporate actions.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Transferred out of Level 3 because of availability of observable inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $81,908,573, or 29.60% of the Portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 2.7%
Banks - 2.7%
Korea Development Bank, Series MTN
0.58%, 01/16/2015 - 144A (A)	$ 18,000,000	$ 18,000,000

Total Corporate Debt Security (Cost $18,000,000)		18,000,000

CERTIFICATES OF DEPOSIT - 15.7%
Banks - 13.7%
Bank of Nova Scotia
0.19%, 06/12/2015 (B)	19,500,000	19,500,000
0.20%, 02/05/2015 (B)	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.32%, 06/24/2015 (B)	15,125,000	15,126,102
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.25%, 07/09/2015 (B)	20,000,000	20,000,000
Deutsche Bank AG
0.31%, 11/26/2014 (B)	15,000,000	15,000,000
Korea Development Bank
0.34%, 01/02/2015 (B)	8,000,000	8,000,000
National Australia Bank, Ltd.
0.22%, 10/23/2014 (A) (B)	7,250,000	7,250,002
Diversified Financial Services - 2.0%
Credit Suisse
0.28%, 11/25/2014 (B)	13,500,000	13,500,000

Total Certificates of Deposit (Cost $106,376,105)		106,376,104

COMMERCIAL PAPER - 67.0%
Banks - 28.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.09%, 10/02/2014 - 10/07/2014 (B)	17,000,000	16,999,920
Barclays Bank PLC
0.48%, 10/02/2014 - 144A (B) (C)	13,750,000	13,750,000
Commonwealth Bank of Australia
0.22%, 11/24/2014 - 144A (B)	13,000,000	13,000,000
Mizuho Funding LLC
0.18%, 11/03/2014 (B)	10,000,000	9,998,350
0.23%, 10/22/2014 - 144A (B)	3,000,000	2,999,597
0.24%, 10/22/2014 - 144A (B)	10,000,000	9,998,600
Nordea Bank AB
0.22%, 11/17/2014 - 144A (B)	10,000,000	9,997,128
PNC Bank NA
0.30%, 12/03/2014 (B)	10,000,000	10,000,000
0.31%, 05/01/2015 (B)	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
0.26%, 03/17/2015 (B)	10,000,000	9,987,939
0.27%, 02/27/2015 - 144A (B)	10,000,000	9,988,825
Societe Generale North America, Inc.
0.02%, 10/06/2014 (B)	5,000,000	4,999,990
Standard Chartered Bank
0.29%, 03/02/2015 (B)	7,000,000	6,991,577
0.37%, 05/13/2015 - 144A (B)	18,000,000	17,958,560
Sumitomo Mitsui Banking Corp.
0.24%, 01/02/2015 - 144A (B)	10,000,000	9,993,800
Swedbank AB
0.24%, 01/06/2015 (B)	8,000,000	7,994,935
Westpac Banking Corp.
0.23%, 01/02/2015 - 144A (B)	2,820,000	2,818,324
0.24%, 08/03/2015 (B)	22,000,000	21,998,299

	Principal	Value
COMMERCIAL PAPER (continued)
Chemicals - 0.5%
Ecolab, Inc.
0.24%, 10/31/2014 (B)	$ 3,200,000	$ 3,199,360
Consumer Finance - 2.0%
Toyota Motor Credit Corp.
0.22%, 01/26/2015 (B)	13,500,000	13,500,000
Diversified Financial Services - 31.4%
Alpine Securitization Corp.
0.22%, 01/02/2015 (B)	13,000,000	12,992,612
0.26%, 01/05/2015 (B)	7,000,000	6,995,147
Cancara Asset Securitisation LLC
0.19%, 10/01/2014 - 144A (B)	15,000,000	15,000,000
Chariot Funding LLC
0.27%, 04/24/2015 - 144A (B)	8,000,000	7,987,700
Ciesco LLC
0.25%, 03/05/2015 (B)	10,000,000	9,989,236
Collateralized Commercial Paper II Co. LLC
0.37%, 03/05/2015 - 144A (B)	14,000,000	13,977,697
0.38%, 05/15/2015 (B)	12,000,000	11,971,373
Gemini Securitization Corp. LLC
0.33%, 12/15/2014 (B)	12,000,000	11,991,750
Gotham Funding Corp.
0.16%, 10/03/2014 (B)	10,000,000	9,999,911
ING US Funding LLC
0.20%, 10/01/2014 (B)	10,000,000	10,000,000
0.26%, 01/26/2015 (B)	4,619,000	4,615,097
Jupiter Securitization Co. LLC
0.28%, 10/30/2014 - 144A (B)	11,500,000	11,497,406
Kells Funding LLC
0.24%, 04/05/2015 - 144A (B)	12,250,000	12,250,000
Liberty Funding LLC
Zero Coupon, 10/01/2014 (B)	8,500,000	8,500,000
Mont Blanc Capital Corp.
0.14%, 10/06/2014 (B)	3,621,000	3,620,930
Salisbury Receivables Co. LLC
0.18%, 12/04/2014 (B)	4,000,000	3,998,720
0.27%, 03/06/2015 (B)	10,000,000	9,988,300
US Bank N.A.
0.10%, 10/01/2014 (B)	30,000,000	30,000,000
Victory Receivables Corp.
0.15%, 10/06/2014 (B)	9,000,000	8,999,812
0.16%, 10/27/2014 (B)	8,000,000	7,999,076
Electric Utilities - 4.6%
Dominion Resources
0.23%, 10/01/2014 (B)	3,200,000	3,200,000
OGE Energy Corp.
0.30%, 10/16/2014 (B)	3,200,000	3,199,600
South Carolina Fuel Co.
0.25%, 10/03/2014 (B)	3,200,000	3,199,956
Southern Co. Funding Corp.
0.18%, 10/14/2014 - 10/27/2014 (B)	18,500,000	18,498,258
Westar Energy, Inc.
0.25%, 10/09/2014 (B)	3,200,000	3,199,822
Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Capital LLC
0.27%, 10/14/2014 (B)	3,100,000	3,099,698

Total Commercial Paper (Cost $452,947,304)		452,947,305

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
DEMAND NOTE - 2.2%
Capital Markets - 2.2%
Goldman Sachs & Co. (C)
0.39%, 01/09/2015	$ 15,000,000	$ 15,000,000

Total Demand Note (Cost $15,000,000)		15,000,000

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 2.2%
Federal Home Loan Bank
0.04%, 10/29/2014 (B)	15,000,000	14,999,533

Total Short-Term U.S. Government Agency Obligation (Cost $14,999,533)		14,999,533

REPURCHASE AGREEMENTS - 9.8%
Barclays Capital, Inc. 0.00% (B) (D), dated 09/30/2014, to be repurchased at $32,300,000 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 2.25% - 3.00%, due 03/25/2040 - 11/25/2041, and with a total value of $32,881,058.	32,300,000	32,300,000
Goldman Sachs & Co. 0.01% (B), dated 09/30/2014, to be repurchased at $34,000,009 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 6.00%, due 04/01/2036 - 07/01/2044, and with a total value of $34,580,538.	34,000,000	34,000,000
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $183,963 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $190,877.	183,963	183,963

Total Repurchase Agreements (Cost $66,483,963)		66,483,963

Total Investments (Cost $673,806,905) (E)		673,806,905
Other Assets and Liabilities, Net - 0.4%		2,809,800

Net Assets - 100.0%		$ 676,616,705

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Corporate Debt Security	$—	$18,000,000	$—	$18,000,000
Certificates of Deposit	—	106,376,104	—	106,376,104
Commercial Paper	—	452,947,305	—	452,947,305
Demand Note	—	15,000,000	—	15,000,000
Short-Term U.S. Government Agency Obligation	—	14,999,533	—	14,999,533
Repurchase Agreements	—	66,483,963	—	66,483,963

Total Investments	$—	$673,806,905	$—	$673,806,905

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $28,750,000, or 4.25% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.01% or (0.01)%.
(E)	Aggregate cost for federal income tax purposes is $673,806,905.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $169,217,637, or 25.01% of the Portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 35.4%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 12,800,000	$ 11,710,003
3.38%, 05/15/2044	9,000,000	9,292,500
3.50%, 02/15/2039	9,000,000	9,575,154
6.13%, 08/15/2029	3,000,000	4,203,282
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2023	5,118,900	5,063,314
U.S. Treasury Note
0.13%, 04/30/2015	3,000,000	3,001,173
0.25%, 05/15/2015 - 12/31/2015	8,255,000	8,260,366
0.38%, 11/15/2015	4,000,000	4,008,124
0.50%, 07/31/2017	30,000,000	29,545,320
0.88%, 02/28/2017 (A)	10,000,000	10,010,160
1.00%, 09/30/2016	9,000,000	9,067,500
1.38%, 09/30/2018	3,100,000	3,080,625
1.50%, 12/31/2018 - 05/31/2019	17,835,000	17,703,606
2.00%, 09/30/2020	3,700,000	3,689,596
2.25%, 03/31/2021	2,000,000	2,011,718

Total U.S. Government Obligations (Cost $129,991,509)		130,222,441

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.5%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	5,000,000	6,963,440
Federal Home Loan Mortgage Corp. REMIC
4.00%, 08/15/2028 - 02/15/2029	3,256,975	3,427,793
5.00%, 07/15/2018	857,489	869,556
Federal National Mortgage Association
1.98%, 06/25/2021	1,459,188	1,475,830
3.22%, 02/01/2015	11,069,967	11,090,781
Government National Mortgage Association
4.00%, 08/20/2037	1,481,041	1,521,276
4.58%, 06/20/2062	9,852,109	10,716,119
4.60%, 10/20/2061	9,698,792	10,484,481
4.65%, 08/20/2061	9,859,348	10,679,834
4.66%, 09/20/2061 - 10/20/2061	17,428,482	18,843,414
4.70%, 07/20/2061 - 12/20/2061	16,239,432	17,589,230
Overseas Private Investment Corp.
5.14%, 12/15/2023	33,413	37,049

Total U.S. Government Agency Obligations (Cost $93,851,188)		93,698,803

MORTGAGE-BACKED SECURITIES - 0.6%
BCAP LLC Trust
Series 2009-RR6, Class 2A1
2.54%, 08/26/2035 - 144A (B)	1,469,523	1,466,749
Citigroup Mortgage Loan Trust
Series 2010-10, Class 4A1
4.00%, 01/25/2036 - 144A	734,549	752,156

Total Mortgage-Backed Securities (Cost $2,153,439)		2,218,905

ASSET-BACKED SECURITIES - 11.5%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A
0.86%, 07/25/2036 (B)	7,674,491	7,758,879

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Educational Services of America, Inc.
Series 2012-2, Class A
0.88%, 04/25/2039 - 144A (B)	$ 5,583,350	$ 5,596,811
EFS Volunteer No. 3 LLC
Series 2012-1, Class A1
0.76%, 10/25/2021 - 144A (B)	3,090,845	3,095,960
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.39%, 03/20/2036 (B)	4,654,824	4,615,532
Series 2007-1, Class A4
0.51%, 03/20/2036 (B)	2,938,000	2,886,785
SLM Student Loan Trust
Series 2012-7, Class A1
0.31%, 02/27/2017 (B)	3,900,181	3,895,442
South Carolina Student Loan Corp.
Series 2010-1, Class A2
1.23%, 07/25/2025 (B)	9,406,048	9,522,119
U.S. Small Business Administration
Series 2012-10B, Class 1
2.25%, 09/10/2022	4,924,588	4,798,720

Total Asset-Backed Securities (Cost $41,097,941)		42,170,248

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.9%
North Texas Higher Education Authority, Inc. (Revenue Bonds)
1.16%, 12/01/2034 (B)	6,995,143	7,066,773
Vermont Student Assistance Corp. (Certificate of Obligation)
0.85%, 07/28/2034 (B)	3,804,506	3,791,114

Total Municipal Government Obligations (Cost $10,782,021)		10,857,887

PREFERRED CORPORATE DEBT SECURITY - 0.6%
Insurance - 0.6%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A	2,100,000	2,247,000

Total Preferred Corporate Debt Security (Cost $1,889,096)		2,247,000

CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.4%
Exelis, Inc.
5.55%, 10/01/2021	1,385,000	1,474,187
Airlines - 0.2%
AirTran Airways Pass-Through Trust
10.41%, 04/01/2017 - 144A	445,698	525,924
Banks - 1.9%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,440,000	1,958,144
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (B) (C)	1,400,000	1,851,500
ING Bank NV
5.80%, 09/25/2023 - 144A	1,500,000	1,652,272
Societe Generale SA
5.75%, 04/20/2016 - 144A	1,323,000	1,405,841
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (A)	BRL 5,000,000	2,022,265
Building Products - 0.4%
Owens Corning
4.20%, 12/15/2022	$ 1,500,000	1,526,609

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.4%
Morgan Stanley
3.75%, 02/25/2023	$ 1,500,000	$ 1,498,052
Consumer Finance - 0.6%
Discover Financial Services
3.85%, 11/21/2022	2,300,000	2,311,456
Diversified Financial Services - 4.1%
Ford Motor Credit Co. LLC
4.25%, 09/20/2022 (A)	1,410,000	1,484,655
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (B) (C)	1,700,000	1,619,250
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,599,586	2,507,935
Private Export Funding Corp.
3.05%, 10/15/2014	2,038,000	2,040,470
4.55%, 05/15/2015	7,000,000	7,189,812
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.
5.80%, 03/15/2022	1,170,000	1,199,250
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 - 144A	1,750,000	1,991,978
Verizon Communications, Inc.
4.50%, 09/15/2020	875,000	946,622
Insurance - 1.5%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,900,764
Nippon Life Insurance Co.
5.00%, 10/18/2042 - 144A (B)	1,025,000	1,069,844
Stone Street Trust
5.90%, 12/15/2015 - 144A	2,500,000	2,649,105
Media - 0.9%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	1,675,000	1,737,812
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	1,550,000	1,627,500
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Partners, LP
7.60%, 02/01/2024 (A)	1,000,000	1,225,335
Road & Rail - 0.6%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	2,000,000	2,318,372
Wireless Telecommunication Services - 0.6%
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 - 144A	2,144,745	2,184,390

Total Corporate Debt Securities (Cost $48,326,336)		49,919,344

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Bill
0.02%, 12/18/2014 (A) (D)	15,000,000	14,999,366
0.02%, 11/06/2014 (D)	10,000,000	9,999,755

Total Short-Term U.S. Government Obligations (Cost $24,999,121)		24,999,121

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (D)	8,443,370	$ 8,443,370

Total Securities Lending Collateral (Cost $8,443,370)		8,443,370

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2014, to be repurchased at $6,779,904 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $6,916,052.	$ 6,779,902	6,779,902

Total Repurchase Agreement (Cost $6,779,902)		6,779,902

Total Investments (Cost $368,313,923) (E)		371,557,021
Other Assets and Liabilities, Net - (1.0)%		(3,808,785)

Net Assets - 100.0%		$ 367,748,236

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	150	12/31/2014	$(19,131)
5-Year U.S. Treasury Note	Long	50	12/31/2014	(23,564)
10-Year U.S. Treasury Note	Long	100	12/19/2014	29,605

				$(13,090)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$130,222,441	$—	$130,222,441
U.S. Government Agency Obligations	—	93,698,803	—	93,698,803
Mortgage-Backed Securities	—	2,218,905	—	2,218,905
Asset-Backed Securities	—	42,170,248	—	42,170,248
Municipal Government Obligations	—	10,857,887	—	10,857,887
Preferred Corporate Debt Security	—	2,247,000	—	2,247,000
Corporate Debt Securities	—	49,919,344	—	49,919,344
Short-Term U.S. Government Obligations	—	24,999,121	—	24,999,121
Securities Lending Collateral	8,443,370	—	—	8,443,370
Repurchase Agreement	—	6,779,902	—	6,779,902

Total Investments	$8,443,370	$363,113,651	$—	$371,557,021

Derivative Financial Instruments
Futures Contracts (H)	$29,605	$—	$—	$29,605

Total Derivative Financial Instruments	$29,605	$—	$—	$29,605

LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(42,695)	$—	$—	$(42,695)

Total Derivative Financial Instruments	$(42,695)	$—	$—	$(42,695)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $8,274,859. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Rate shown reflects the yield at September 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $368,313,923. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,991,127 and $2,748,029, respectively. Net unrealized appreciation for tax purposes is $3,243,098.
(F)	Cash in the amount of $1,962,994 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $32,393,546, or 8.81% of the Portfolio’s net assets.

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 20.5%
U.S. Treasury Bond
3.13%, 11/15/2041	$ 680,000	$ 674,475
3.63%, 08/15/2043	1,912,000	2,066,753
3.75%, 08/15/2041	945,000	1,049,097
4.38%, 05/15/2040	5,080,400	6,212,374
5.38%, 02/15/2031	1,949,500	2,580,347
U.S. Treasury Note
0.25%, 07/31/2015	8,417,000	8,428,834
0.88%, 11/30/2016	3,352,000	3,364,309
1.00%, 09/30/2016	4,030,000	4,060,225
1.38%, 07/31/2018	2,530,000	2,519,723
1.50%, 08/31/2018	10,495,000	10,490,078
1.63%, 11/15/2022	1,580,000	1,493,223
1.75%, 07/31/2015	5,636,000	5,713,055
2.13%, 12/31/2015	7,229,600	7,398,758
2.63%, 11/15/2020	1,079,000	1,112,719
2.75%, 02/15/2019 - 02/15/2024	13,378,000	13,910,221
3.13%, 10/31/2016	3,775,000	3,967,291
3.50%, 05/15/2020	3,056,500	3,312,482
3.63%, 02/15/2021	1,200,000	1,309,126

Total U.S. Government Obligations (Cost $78,000,044)		79,663,090

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.6%
Federal Home Loan Mortgage Corp.
0.63%, 12/29/2014	750,000	750,925
2.38%, 01/13/2022 (A)	745,000	740,692
3.00%, 07/01/2043	1,029,725	1,018,092
4.00%, 11/01/2025 - 04/01/2042	782,772	826,053
4.50%, 05/01/2023 - 04/01/2041	2,067,204	2,231,402
4.75%, 11/17/2015	1,000,000	1,050,285
5.00%, 12/01/2038 - 04/01/2040	1,494,070	1,648,027
5.50%, 04/01/2038 - 10/01/2038	650,283	724,292
6.00%, 11/01/2037	58,415	65,809
6.75%, 03/15/2031	245,000	352,985
Federal Home Loan Mortgage Corp., TBA
4.00%	2,065,000	2,174,057
Federal National Mortgage Association
1.25%, 01/30/2017	740,000	746,843
2.63%, 09/06/2024	1,070,000	1,052,531
3.00%, 05/01/2027 - 09/01/2043	5,663,037	5,619,588
3.50%, 11/01/2025 - 01/01/2026	499,986	527,283
4.00%, 03/01/2024 - 09/01/2025	357,884	381,912
5.00%, 03/01/2023 - 08/01/2040	1,206,553	1,332,622
5.38%, 06/12/2017	4,680,000	5,222,412
5.50%, 12/01/2023 - 12/01/2039	1,128,951	1,254,028
6.00%, 03/01/2038 - 02/01/2040	738,255	834,379
6.63%, 11/15/2030	414,000	588,273
7.25%, 05/15/2030 (A)	445,000	661,886
Federal National Mortgage Association, TBA
2.50%	2,635,000	2,649,822
3.00%	4,110,000	4,233,300
3.50%	9,640,000	9,824,516
4.00%	4,905,000	5,153,622
4.50%	1,503,000	1,621,596
Government National Mortgage Association
3.50%, 02/15/2042	1,036,411	1,073,113
4.00%, 12/15/2040 - 11/20/2041	1,118,293	1,188,188
4.50%, 06/15/2039 - 07/20/2041	1,912,278	2,081,209
5.00%, 08/15/2039 - 09/20/2041	1,011,392	1,121,198

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.50%, 12/20/2038 - 04/15/2040	$ 470,545	$ 531,920
6.00%, 06/15/2037	97,688	110,196
Government National Mortgage Association, TBA
3.00%	3,075,000	3,095,900
3.50%	2,020,000	2,082,178

Total U.S. Government Agency Obligations (Cost $64,055,579)		64,571,134

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
European Investment Bank
2.88%, 09/15/2020	220,000	228,904
4.88%, 02/15/2036	285,000	348,026
5.13%, 05/30/2017	85,000	94,042
Inter-American Development Bank, Series MTN
3.88%, 02/14/2020	635,000	696,540
International Bank for Reconstruction & Development, Series MTN
4.75%, 02/15/2035	245,000	295,456
Israel Government International Bond
5.13%, 03/26/2019	310,000	349,215
Mexico Government International Bond
4.00%, 10/02/2023 (A)	850,000	878,475

Total Foreign Government Obligations (Cost $2,813,302)		2,890,658

MORTGAGE-BACKED SECURITIES - 0.6%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 (B)	110,008	110,214
GS Mortgage Securities Trust
Series 2006-GG6, Class A4
5.55%, 04/10/2038 (B)	780,000	812,760
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	154,738	164,451
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185,000	197,169
Series 2007-C1, Class A4
5.72%, 02/15/2051	130,000	141,266
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.03%, 06/15/2038 (B)	482,802	513,778
Series 2006-C6, Class A4
5.37%, 09/15/2039	334,000	357,055

Total Mortgage-Backed Securities (Cost $2,366,046)		2,296,693

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	115,000	170,103

Total Municipal Government Obligation (Cost $118,985)		170,103

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.0% (C)
Banks - 0.0% (C)
Mellon Capital IV
4.00%, 10/31/2014 (A) (B) (D)	$ 115,000	$ 96,600

Total Preferred Corporate Debt Security (Cost $115,000)		96,600

CORPORATE DEBT SECURITIES - 11.0%
Aerospace & Defense - 0.3%
Boeing Co.
6.00%, 03/15/2019	577,000	670,260
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	175,492
Raytheon Co.
2.50%, 12/15/2022	170,000	162,687
United Technologies Corp.
4.50%, 06/01/2042	220,000	230,203
4.88%, 05/01/2015	85,000	87,224
Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	164,248
Automobiles - 0.6%
Ford Motor Co.
4.75%, 01/15/2043	1,960,000	1,961,639
Toyota Motor Credit Corp.
0.88%, 07/17/2015	250,000	251,088
Banks - 0.9%
Barclays Bank PLC
5.14%, 10/14/2020	110,000	118,657
BB&T Corp., Series MTN
1.45%, 01/12/2018	160,000	158,442
BNP Paribas SA
5.00%, 01/15/2021	85,000	94,420
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	590,000	618,760
Deutsche Bank AG
6.00%, 09/01/2017	90,000	100,716
Deutsche Bank Financial LLC, Series MTN
5.38%, 03/02/2015	50,000	50,958
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	276,257
KFW
4.50%, 07/16/2018	310,000	343,517
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300,000	330,019
PNC Funding Corp.
5.13%, 02/08/2020	517,000	582,918
5.63%, 02/01/2017	95,000	103,563
Royal Bank of Canada, Series MTN
1.50%, 01/16/2018	155,000	154,495
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	253,520
3.45%, 02/13/2023	175,000	171,962
3.68%, 06/15/2016 (E)	99,000	103,502
5.63%, 12/11/2017	85,000	95,159
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	55,775
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	119,316
5.38%, 01/15/2020	50,000	56,409
Coca-Cola Co.
3.30%, 09/01/2021	140,000	145,102
4.88%, 03/15/2019	50,000	55,943

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
PepsiCo, Inc.
3.00%, 08/25/2021	$ 180,000	$ 183,259
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85,000	96,725
5.75%, 03/15/2040	140,000	160,225
Capital Markets - 0.9%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	158,208
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	367,291
5.35%, 01/15/2016	95,000	100,379
6.13%, 02/15/2033	95,000	113,696
Goldman Sachs Group, Inc., Series MTN
4.00%, 03/03/2024	842,000	848,046
6.00%, 06/15/2020	50,000	57,441
7.50%, 02/15/2019	435,000	518,704
Morgan Stanley
4.88%, 11/01/2022	345,000	364,486
Morgan Stanley, Series MTN
2.13%, 04/25/2018	370,000	369,961
5.50%, 07/24/2020	200,000	225,010
6.63%, 04/01/2018	420,000	480,994
UBS AG, Series MTN
5.88%, 07/15/2016	100,000	108,254
Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	80,000	85,235
8.55%, 05/15/2019	80,000	100,547
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	363,312
4.25%, 04/01/2021	200,000	217,139
Ecolab, Inc.
5.50%, 12/08/2041	130,000	148,828
Lubrizol Corp.
8.88%, 02/01/2019	15,000	18,935
Praxair, Inc.
3.55%, 11/07/2042	160,000	145,043
Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	157,231
Republic Services, Inc.
3.80%, 05/15/2018	115,000	122,174
Waste Management, Inc.
7.10%, 08/01/2026	70,000	91,386
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	62,000	62,225
5.90%, 02/15/2039	160,000	192,825
Harris Corp.
6.38%, 06/15/2019	70,000	79,983
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	18,891
Construction Materials - 0.1%
CRH America, Inc.
8.13%, 07/15/2018	165,000	199,204
Consumer Finance - 0.1%
American Express Co.
5.50%, 09/12/2016	90,000	97,678
8.13%, 05/20/2019	75,000	93,674
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	92,117
4.75%, 07/15/2021	80,000	86,956
HSBC Finance Corp.
6.68%, 01/15/2021	155,000	181,703

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.8%
Bank of America Corp.
4.10%, 07/24/2023	$ 355,000	$ 362,418
7.63%, 06/01/2019	445,000	537,585
Bank of America Corp., Series MTN
4.13%, 01/22/2024	825,000	840,762
5.63%, 07/01/2020	205,000	231,484
5.65%, 05/01/2018	90,000	100,107
Bear Stearns Cos. LLC
5.55%, 01/22/2017	90,000	98,060
5.70%, 11/15/2014	175,000	175,360
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95,000	95,985
3.75%, 08/15/2021 (A)	200,000	212,626
Citigroup, Inc.
3.50%, 05/15/2023	385,000	369,097
3.88%, 10/25/2023	848,000	861,100
5.85%, 08/02/2016	100,000	108,197
8.50%, 05/22/2019	405,000	506,237
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58,000	63,690
Credit Suisse USA, Inc.
5.85%, 08/16/2016	95,000	103,326
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	460,000	474,755
General Electric Capital Corp.
2.95%, 05/09/2016	120,000	124,197
General Electric Capital Corp., Series MTN
5.63%, 09/15/2017 - 05/01/2018	345,000	387,404
Jefferies Group LLC
6.88%, 04/15/2021	90,000	104,877
8.50%, 07/15/2019	20,000	24,712
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	373,596
4.40%, 07/22/2020	540,000	581,821
4.63%, 05/10/2021	53,000	57,624
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	155,426
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.45%, 05/15/2021	361,000	390,890
5.35%, 09/01/2040	95,000	100,738
5.80%, 02/15/2019	135,000	154,702
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	75,000	86,717
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	82,437
6.42%, 06/20/2016	75,000	81,510
Verizon Communications, Inc.
4.60%, 04/01/2021	220,000	239,509
5.15%, 09/15/2023	260,000	287,916
Electric Utilities - 0.3%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	110,257
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	56,680
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145,000	147,007
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	119,403

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Florida Power & Light Co.
4.13%, 02/01/2042	$ 115,000	$ 115,575
Georgia Power Co.
5.40%, 06/01/2018 (A)	50,000	56,186
NiSource Finance Corp.
6.80%, 01/15/2019	170,000	199,931
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	100,000	117,232
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	180,031
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	96,219
6.25%, 12/01/2015	205,000	217,955
Electronic Equipment & Instruments - 0.0% (C)
Corning, Inc.
4.75%, 03/15/2042	155,000	163,998
Energy Equipment & Services - 0.2%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60,000	61,936
5.20%, 09/01/2020	50,000	56,144
5.60%, 10/15/2014	30,000	30,057
Noble Holding International, Ltd.
4.90%, 08/01/2020 (A)	55,000	58,198
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019	70,000	88,642
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	136,971
6.50%, 08/15/2018	50,000	57,948
Transocean, Inc.
6.80%, 03/15/2038	100,000	97,380
Weatherford International, Ltd.
9.63%, 03/01/2019	125,000	160,477
Food & Staples Retailing - 0.5%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	69,411
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	161,148
CVS Health Corp.
4.75%, 05/18/2020	480,000	536,176
Delhaize Group SA
6.50%, 06/15/2017	100,000	111,961
Safeway, Inc.
4.75%, 12/01/2021	215,000	216,834
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105,000	106,219
2.88%, 04/01/2015	95,000	96,216
4.25%, 04/15/2021	538,000	592,144
Food Products - 0.1%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55,000	57,387
5.10%, 07/15/2015	35,000	36,183
Kraft Foods Group, Inc.
5.38%, 02/10/2020	78,000	87,884
Mondelez International, Inc.
4.13%, 02/09/2016	95,000	99,124
Health Care Equipment & Supplies - 0.0% (C)
Medtronic, Inc.
4.50%, 03/15/2042	135,000	138,103
Health Care Providers & Services - 0.1%
Cigna Corp.
4.50%, 03/15/2021	75,000	81,815
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	181,257

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Humana, Inc.
6.45%, 06/01/2016	$ 50,000	$ 54,428
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	34,099
WellPoint, Inc.
7.00%, 02/15/2019	80,000	95,315
Hotels, Restaurants & Leisure - 0.0% (C)
McDonald’s Corp., Series MTN
5.00%, 02/01/2019	85,000	95,107
Yum! Brands, Inc.
3.88%, 11/01/2020	60,000	62,147
Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021 (A)	115,000	122,431
Procter & Gamble Co.
4.70%, 02/15/2019	85,000	94,982
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90,000	99,644
Exelon Generation Co. LLC
4.00%, 10/01/2020	145,000	152,727
Industrial Conglomerates - 0.1%
General Electric Co.
5.25%, 12/06/2017	365,000	404,950
Insurance - 0.4%
American International Group, Inc.
5.05%, 10/01/2015	100,000	104,361
6.40%, 12/15/2020	70,000	83,280
American International Group, Inc., Series MTN
5.60%, 10/18/2016	75,000	81,652
Aon Corp.
5.00%, 09/30/2020	75,000	83,266
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 (A)	205,000	230,052
Genworth Holdings, Inc., Series MTN
6.52%, 05/22/2018	45,000	50,693
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25,000	25,443
5.50%, 03/30/2020	15,000	16,936
6.30%, 03/15/2018	49,000	55,121
Lincoln National Corp.
8.75%, 07/01/2019	135,000	171,970
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55,000	60,567
5.75%, 09/15/2015	24,000	25,137
MetLife, Inc.
7.72%, 02/15/2019	145,000	177,321
Prudential Financial, Inc., Series MTN
3.00%, 05/12/2016	60,000	61,937
5.38%, 06/21/2020	90,000	101,866
XLIT, Ltd.
5.75%, 10/01/2021	80,000	92,543
IT Services - 0.2%
Computer Sciences Corp.
6.50%, 03/15/2018	75,000	80,250
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	92,828
International Business Machines Corp.
4.00%, 06/20/2042	92,000	88,066
5.60%, 11/30/2039	5,000	5,989
5.70%, 09/14/2017	100,000	112,052
Xerox Corp.
2.80%, 05/15/2020	359,000	353,991
4.50%, 05/15/2021	80,000	85,550

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
Caterpillar, Inc.
3.90%, 05/27/2021	$ 488,000	$ 522,255
7.38%, 03/01/2097	55,000	75,591
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	58,559
Media - 0.6%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	97,251
6.55%, 03/15/2033	75,000	92,795
8.00%, 10/17/2016	100,000	113,639
CBS Corp.
5.75%, 04/15/2020	55,000	62,867
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	323,135
Comcast Corp.
6.50%, 01/15/2017	85,000	95,189
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	380,000	386,220
4.60%, 02/15/2021	90,000	97,809
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	56,769
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39,000	48,611
Time Warner Cable, Inc.
4.13%, 02/15/2021	455,000	481,535
5.00%, 02/01/2020	145,000	161,131
5.85%, 05/01/2017	100,000	110,840
Time Warner, Inc.
4.70%, 01/15/2021	115,000	125,854
Viacom, Inc.
3.50%, 04/01/2017	60,000	62,952
6.25%, 04/30/2016	60,000	64,933
Walt Disney Co., Series MTN
5.50%, 03/15/2019	85,000	97,158
WPP Finance
4.75%, 11/21/2021	16,000	17,455
Metals & Mining - 0.2%
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	144,924
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	90,000	98,379
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	126,463
Rio Tinto Finance USA PLC
4.13%, 08/21/2042 (A)	155,000	143,855
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	85,582
6.50%, 07/15/2018	45,000	52,096
Teck Resources, Ltd.
6.00%, 08/15/2040	115,000	115,681
Multi-Utilities - 0.1%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	133,170
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	120,000	148,505
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	103,421
Dominion Resources, Inc.
7.50%, 06/30/2066 (B)	95,000	102,087
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	50,000	56,701

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	$ 150,000	$ 156,256
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	34,197
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	130,897
6.38%, 09/15/2017	59,000	66,878
BP Capital Markets PLC
3.88%, 03/10/2015	95,000	96,470
4.50%, 10/01/2020	195,000	212,975
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	135,247
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	100,116
Devon Energy Corp.
4.75%, 05/15/2042	140,000	139,264
Encana Corp.
3.90%, 11/15/2021 (A)	180,000	185,782
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	110,395
6.70%, 07/01/2018	90,000	103,609
Hess Corp.
6.00%, 01/15/2040	50,000	59,518
8.13%, 02/15/2019	295,000	363,656
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	60,890
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	137,545
Marathon Petroleum Corp.
3.50%, 03/01/2016	19,000	19,655
5.13%, 03/01/2021	33,000	36,760
Noble Energy, Inc.
8.25%, 03/01/2019	75,000	92,734
Occidental Petroleum Corp.
2.70%, 02/15/2023	150,000	143,966
ONEOK Partners, LP
3.25%, 02/01/2016	60,000	61,864
Petro-Canada
6.05%, 05/15/2018	90,000	102,627
Shell International Finance BV
4.38%, 03/25/2020	55,000	60,661
Total Capital International SA
2.70%, 01/25/2023	165,000	159,865
Valero Energy Corp.
6.13%, 02/01/2020	90,000	104,372
Williams Partners, LP
5.25%, 03/15/2020	90,000	99,939
Paper & Forest Products - 0.0% (C)
International Paper Co.
7.50%, 08/15/2021	90,000	111,751
Pharmaceuticals - 0.4%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	206,683
AstraZeneca PLC
6.45%, 09/15/2037	100,000	129,701
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	215,673
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	56,601
Johnson & Johnson
3.55%, 05/15/2021	200,000	214,906
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	72,709
Merck Sharp & Dohme Corp.
4.75%, 03/01/2015	90,000	91,659

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Novartis Capital Corp.
2.90%, 04/24/2015	$ 95,000	$ 96,301
Pfizer, Inc.
5.35%, 03/15/2015	85,000	86,877
6.20%, 03/15/2019	100,000	116,868
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (A)	115,000	138,273
Wyeth LLC
5.50%, 02/15/2016	90,000	96,043
Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	97,598
HCP, Inc.
6.00%, 01/30/2017	90,000	99,406
Health Care REIT, Inc.
4.95%, 01/15/2021	175,000	192,531
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	172,548
Ryder System, Inc., Series MTN
3.15%, 03/02/2015	20,000	20,221
3.50%, 06/01/2017	60,000	62,987
Union Pacific Corp.
4.75%, 09/15/2041	140,000	151,188
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	238,980
Software - 0.2%
Microsoft Corp.
4.00%, 02/08/2021	200,000	218,204
Oracle Corp.
2.38%, 01/15/2019	365,000	369,811
5.25%, 01/15/2016	85,000	90,072
Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55,000	57,871
Home Depot, Inc.
5.40%, 03/01/2016	85,000	90,646
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	147,903
Technology Hardware, Storage & Peripherals - 0.0% (C)
Hewlett-Packard Co.
4.30%, 06/01/2021	80,000	84,954
Tobacco - 0.1%
Altria Group, Inc.
9.25%, 08/06/2019	118,000	153,613
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	56,548
6.38%, 05/16/2038	105,000	131,773
Reynolds American, Inc.
6.75%, 06/15/2017	100,000	112,861
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021	230,000	245,948

Total Corporate Debt Securities (Cost $41,755,898)		43,000,929

CONVERTIBLE BONDS - 0.1%
Electric Utilities - 0.1%
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	83,538

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Oil, Gas & Consumable Fuels - 0.0% (C)
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	$ 50,000	$ 55,923
Real Estate Investment Trusts - 0.0% (C)
HCP, Inc., Series MTN
6.70%, 01/30/2018	25,000	28,759

Total Convertible Bonds (Cost $159,821)		168,220

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Volkswagen AG, 2.58% (F)	499	103,615
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc., 2.48% (A) (F)	6,600	238,848

Total Convertible Preferred Stocks (Cost $286,846)		342,463

PREFERRED STOCKS - 0.0% (C)
Automobiles - 0.0% (C)
Porsche Automobil Holding SE, 3.24% (F)	698	55,929
Household Products - 0.0% (C)
Henkel AG & Co. KGaA, 1.58% (F)	444	44,337

Total Preferred Stocks (Cost $65,675)		100,266

COMMON STOCKS - 36.4%
Aerospace & Defense - 0.7%
Airbus Group NV	2,514	158,194
BAE Systems PLC	10,735	82,055
Boeing Co.	3,100	394,878
Bombardier, Inc. - Class B (A)	5,300	17,841
General Dynamics Corp.	1,300	165,217
Honeywell International, Inc.	2,700	251,424
Lockheed Martin Corp.	1,200	219,336
Northrop Grumman Corp.	2,000	263,520
Precision Castparts Corp.	500	118,440
Raytheon Co.	2,500	254,050
Rockwell Collins, Inc.	700	54,950
Rolls-Royce Holdings PLC (G)	6,828	106,763
Safran SA	1,048	68,011
Singapore Technologies Engineering, Ltd.	4,000	11,445
Textron, Inc.	400	14,396
Thales SA	600	31,961
United Technologies Corp.	3,700	390,720
Zodiac Aerospace	1,500	47,847
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. (A)	600	39,792
Deutsche Post AG	3,560	114,165
Expeditors International of Washington, Inc.	900	36,522
FedEx Corp.	1,300	209,885
TNT Express NV	2,822	17,872
United Parcel Service, Inc. - Class B	2,600	255,554
Yamato Holdings Co., Ltd. (A)	1,600	29,782
Airlines - 0.1%
ANA Holdings, Inc.	15,000	34,889
Cathay Pacific Airways, Ltd.	8,000	14,754
Delta Air Lines, Inc.	3,400	122,910
easyJet PLC	2,300	53,059
Japan Airlines Co., Ltd.	1,000	27,353

	Shares	Value
COMMON STOCKS (continued)
Airlines (continued)
Ryanair Holdings PLC - ADR (G)	72	$ 4,063
Singapore Airlines, Ltd.	2,000	15,458
Southwest Airlines Co.	5,400	182,358
United Continental Holdings, Inc. (G)	2,000	93,580
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	500	18,031
Autoliv, Inc. (A)	300	27,576
BorgWarner, Inc.	1,000	52,610
Bridgestone Corp.	2,800	92,470
Cie Generale des Etablissements Michelin - Class B	701	66,122
Continental AG	385	73,257
Delphi Automotive PLC - Class A	1,700	104,278
Denso Corp.	1,800	82,963
Johnson Controls, Inc.	4,900	215,600
Magna International, Inc. - Class A	1,100	104,406
NGK Spark Plug Co., Ltd.	1,000	29,405
NOK Corp.	600	13,764
Nokian Renkaat OYJ (A)	350	10,557
Pirelli & C. SpA	1,800	24,917
Sumitomo Rubber Industries, Ltd.	900	12,793
Toyoda Gosei Co., Ltd.	800	15,610
Toyota Industries Corp.	500	24,162
Valeo SA	200	22,258
Automobiles - 0.6%
Bayerische Motoren Werke AG	1,182	126,928
Daihatsu Motor Co., Ltd. (A)	1,100	17,462
Daimler AG	4,103	314,721
Fiat SpA (A) (G)	2,784	26,865
Ford Motor Co.	12,800	189,312
Fuji Heavy Industries, Ltd.	2,000	66,123
General Motors Co.	5,963	190,458
Harley-Davidson, Inc.	700	40,740
Honda Motor Co., Ltd. (A)	6,900	239,070
Isuzu Motors, Ltd.	2,500	35,332
Mazda Motor Corp.	2,200	55,143
Mitsubishi Motors Corp. (A)	3,400	41,262
Nissan Motor Co., Ltd. (A)	10,500	102,343
Peugeot SA (G)	2,690	34,503
Renault SA	805	58,311
Suzuki Motor Corp.	1,300	43,092
Tesla Motors, Inc. (A) (G)	358	86,879
Toyota Motor Corp.	12,000	707,144
Volkswagen AG	214	44,409
Yamaha Motor Co., Ltd.	1,000	19,558
Banks - 2.8%
Aozora Bank, Ltd.	5,000	16,914
Australia & New Zealand Banking Group, Ltd.	11,341	307,024
Banca Monte dei Paschi di Siena SpA (G)	381	502
Banco Bilbao Vizcaya Argentaria SA	22,763	274,599
Banco de Sabadell SA (A)	9,913	29,348
Banco Espirito Santo SA (G) (H)	8,203	0
Banco Popular Espanol SA (A)	663	4,059
Banco Santander SA - Class A	51,463	494,718
Bank Hapoalim BM	1,671	9,424
Bank Leumi Le-Israel BM (G)	5,397	21,864
Bank of East Asia, Ltd.	8,000	32,505
Bank of Ireland (G)	116,700	45,693
Bank of Kyoto, Ltd. (A)	4,000	33,225
Bank of Montreal	2,699	198,650
Bank of Nova Scotia	5,200	321,625
Bank of Yokohama, Ltd.	3,000	16,500
Bankia SA (G)	48,100	89,792
Barclays PLC	64,908	239,336
BB&T Corp.	1,700	63,257

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
BNP Paribas SA	4,645	$ 308,128
BOC Hong Kong Holdings, Ltd.	13,500	43,030
Canadian Imperial Bank of Commerce - Class B (A)	1,500	134,725
Chiba Bank, Ltd.	5,000	34,785
Chugoku Bank, Ltd.	1,500	22,033
CIT Group, Inc.	1,000	45,960
Commerzbank AG (G)	5,282	78,990
Commonwealth Bank of Australia	6,725	443,313
Credit Agricole SA	4,350	65,629
Danske Bank A/S - Class R	2,342	63,661
DBS Group Holdings, Ltd.	7,000	101,074
DNB ASA	3,574	66,921
Erste Group Bank AG	1,034	23,684
Fifth Third Bancorp	8,200	164,164
Fukuoka Financial Group, Inc. - Class A	3,000	14,306
Hachijuni Bank, Ltd.	2,000	12,017
Hang Seng Bank, Ltd.	2,800	45,003
HSBC Holdings PLC	82,183	834,159
Intesa Sanpaolo SpA	49,480	150,365
Iyo Bank, Ltd.	2,000	20,242
Joyo Bank, Ltd. (A)	3,000	14,771
KBC Groep NV (G)	1,053	56,079
KeyCorp	4,700	62,651
Lloyds Banking Group PLC (G)	249,033	310,339
M&T Bank Corp. (A)	400	49,316
Mitsubishi UFJ Financial Group, Inc.	53,900	304,799
Mizrahi Tefahot Bank, Ltd.	1,100	13,151
Mizuho Financial Group, Inc. (A)	96,700	172,724
National Australia Bank, Ltd. - Class N	9,497	270,573
National Bank of Canada (A)	1,400	63,790
Natixis - Class A	7,161	49,276
Nordea Bank AB	13,099	170,454
Oversea-Chinese Banking Corp., Ltd.	11,000	83,985
PNC Financial Services Group, Inc.	1,900	162,602
Raiffeisen Bank International AG	300	6,525
Regions Financial Corp.	5,500	55,220
Resona Holdings, Inc.	8,000	45,108
Royal Bank of Canada (A)	6,100	436,006
Royal Bank of Scotland Group PLC (G)	12,643	75,467
Seven Bank, Ltd. (A)	5,320	21,683
Shinsei Bank, Ltd. - Class A	10,000	21,427
Shizuoka Bank, Ltd. (A)	2,000	20,588
Skandinaviska Enskilda Banken AB - Class A	5,953	79,527
Societe Generale SA	3,082	157,344
Standard Chartered PLC	8,658	160,080
Sumitomo Mitsui Financial Group, Inc. (A)	5,700	232,366
Sumitomo Mitsui Trust Holdings, Inc.	14,000	58,272
SunTrust Banks, Inc.	4,600	174,938
Suruga Bank, Ltd.	2,000	39,863
Svenska Handelsbanken AB - Class A	2,204	103,694
Swedbank AB - Class A	3,890	97,951
Toronto-Dominion Bank	7,800	384,933
U.S. Bancorp	6,900	288,627
UniCredit SpA - Class A	18,466	146,005
Unione di Banche Italiane SCpA (A)	8,200	68,978
United Overseas Bank, Ltd.	6,000	105,354
Wells Fargo & Co.	21,400	1,110,018
Westpac Banking Corp.	12,953	364,500
Beverages - 0.8%
Anheuser-Busch InBev NV	3,375	375,638
Asahi Group Holdings, Ltd.	1,400	40,503
Brown-Forman Corp. - Class B	600	54,132
Carlsberg A/S - Class B	449	39,921
Coca-Cola Amatil, Ltd. (A)	2,030	15,605

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Co.	17,200	$ 733,752
Coca-Cola Enterprises, Inc.	1,300	57,668
Coca-Cola HBC AG - CDI (G)	2,980	64,398
Diageo PLC	10,637	307,809
Dr. Pepper Snapple Group, Inc.	1,200	77,172
Heineken Holding NV - Class A	788	52,123
Heineken NV	712	53,274
Kirin Holdings Co., Ltd.	3,200	42,496
Monster Beverage Corp. (G)	1,500	137,505
PepsiCo, Inc.	6,600	614,394
Pernod Ricard SA	783	88,651
Remy Cointreau SA (A)	200	14,399
SABMiller PLC	3,436	190,949
Suntory Beverage & Food, Ltd.	900	31,922
Treasury Wine Estates, Ltd.	5,251	19,493
Biotechnology - 0.6%
Actelion, Ltd. (G)	700	82,340
Alexion Pharmaceuticals, Inc. (G)	808	133,983
Amgen, Inc.	2,833	397,923
Biogen Idec, Inc. (G)	1,000	330,810
Celgene Corp. (G)	3,800	360,164
CSL, Ltd.	1,863	120,982
Gilead Sciences, Inc. (A) (G)	6,500	691,925
Grifols SA	894	36,630
Regeneron Pharmaceuticals, Inc. - Class A (A) (G)	400	144,208
Vertex Pharmaceuticals, Inc. (A) (G)	800	89,848
Building Products - 0.1%
Asahi Glass Co., Ltd. (A)	4,400	23,854
ASSA Abloy AB - Class B	1,169	60,362
Cie de St-Gobain	1,980	90,618
Daikin Industries, Ltd.	1,000	61,983
Geberit AG	200	64,691
LIXIL Group Corp. (A)	700	14,954
TOTO, Ltd. (A)	3,000	32,988
Capital Markets - 0.8%
Aberdeen Asset Management PLC	13,100	85,054
Ameriprise Financial, Inc.	2,100	259,098
Bank of New York Mellon Corp.	5,000	193,650
BlackRock, Inc. - Class A	500	164,160
Charles Schwab Corp.	8,600	252,754
CI Financial Corp. (A)	900	27,138
Daiwa Securities Group, Inc. (A)	7,000	55,458
Deutsche Bank AG	5,484	192,386
Franklin Resources, Inc.	1,200	65,532
Goldman Sachs Group, Inc.	1,700	312,069
Hargreaves Lansdown PLC	5,300	81,195
IGM Financial, Inc. - Class B (A)	1,800	77,629
Invesco, Ltd.	1,500	59,220
Julius Baer Group, Ltd. (G)	1,358	60,951
Macquarie Group, Ltd.	1,200	60,508
Mediobanca SpA (G)	1,088	9,358
Morgan Stanley	6,300	217,791
Nomura Holdings, Inc.	15,400	91,803
Northern Trust Corp. (A)	2,500	170,075
Partners Group Holding AG	400	105,373
Schroders PLC - Series R	1,300	50,390
State Street Corp.	1,900	139,859
T. Rowe Price Group, Inc.	1,500	117,600
TD Ameritrade Holding Corp. (A)	2,000	66,740
UBS AG - Class A (G)	13,224	230,766
Chemicals - 1.1%
Agrium, Inc. (A)	400	35,559
Air Liquide SA - Class A	1,419	173,079
Air Products & Chemicals, Inc.	1,600	208,288
Air Water, Inc.	2,000	29,761

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Airgas, Inc. (A)	700	$ 77,455
Akzo Nobel NV	623	42,688
Arkema SA	220	14,760
Asahi Kasei Corp. (A)	5,000	40,593
BASF SE - Class R	3,931	360,612
Celanese Corp. - Series A	800	46,816
CF Industries Holdings, Inc. - Class B	200	55,844
Dow Chemical Co.	4,300	225,492
E.I. du Pont de Nemours & Co. (A)	3,400	243,984
Eastman Chemical Co.	600	48,534
Ecolab, Inc.	2,100	241,143
FMC Corp. - Class A (A)	600	34,314
Givaudan SA (G)	100	160,050
Incitec Pivot, Ltd.	7,463	17,708
Israel Chemicals, Ltd.	1,656	11,915
Israel Corp., Ltd. (G)	6	3,377
Johnson Matthey PLC	1,200	56,786
JSR Corp. (A)	600	10,465
K+S AG	602	17,074
Kansai Paint Co., Ltd. (A)	1,300	19,415
Koninklijke DSM NV	1,052	64,915
Kuraray Co., Ltd.	1,000	11,726
LANXESS AG	1,000	55,202
Linde AG	812	156,045
LyondellBasell Industries NV - Class A	2,726	296,207
Mitsubishi Chemical Holdings Corp. (A)	6,000	29,520
Mitsubishi Gas Chemical Co., Inc. (A)	2,000	12,747
Mitsui Chemicals, Inc. (G)	4,000	11,124
Monsanto Co.	1,900	213,769
Mosaic Co.	2,000	88,820
Nitto Denko Corp.	700	38,391
Novozymes A/S - B Shares	1,430	62,043
Orica, Ltd. (A)	841	13,917
Potash Corp. of Saskatchewan, Inc. (A)	3,700	128,118
PPG Industries, Inc.	400	78,696
Praxair, Inc.	1,100	141,900
Sherwin-Williams Co. (A)	600	131,394
Shin-Etsu Chemical Co., Ltd.	1,700	111,106
Sigma-Aldrich Corp.	1,000	136,010
Solvay SA - Class A	297	45,728
Sumitomo Chemical Co., Ltd. (A)	5,000	17,825
Syngenta AG	359	114,427
Taiyo Nippon Sanso Corp. (A)	3,000	26,451
Teijin, Ltd. (A)	4,000	9,665
Toray Industries, Inc. (A)	5,000	33,052
Umicore SA (A)	293	12,817
Yara International ASA	701	35,199
Commercial Services & Supplies - 0.2%
ADT Corp. (A)	550	19,503
Aggreko PLC	1,285	32,248
Brambles, Ltd.	3,848	32,074
Dai Nippon Printing Co., Ltd. (A)	3,000	30,075
Edenred	711	17,543
G4S PLC	15,300	62,183
Republic Services, Inc. - Class A	1,400	54,628
Secom Co., Ltd. (A)	800	47,653
Securitas AB - Class B	2,900	32,211
Societe BIC SA	200	25,791
Stericycle, Inc. (G)	600	69,936
Toppan Printing Co., Ltd. (A)	2,000	14,370
Tyco International, Ltd.	4,300	191,651
Waste Management, Inc. (A)	3,300	156,849
Communications Equipment - 0.4%
Alcatel-Lucent (A) (G)	12,500	38,791
Cisco Systems, Inc.	22,700	571,359
F5 Networks, Inc. - Class B (G)	500	59,370

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Juniper Networks, Inc.	1,800	$ 39,870
Motorola Solutions, Inc.	2,213	140,039
QUALCOMM, Inc.	7,300	545,821
Telefonaktiebolaget LM Ericsson - Class B	12,776	162,179
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	855	32,851
Aker Solutions ASA (G)	1,064	10,599
Bouygues SA - Class A	792	25,674
Chiyoda Corp.	1,000	11,042
Ferrovial SA	2,900	56,243
Fluor Corp.	600	40,074
JGC Corp.	1,300	35,488
Kajima Corp. (A)	4,900	23,456
Leighton Holdings, Ltd.	3,687	62,303
Obayashi Corp. (A)	6,000	41,085
Shimizu Corp.	5,000	39,435
Skanska AB - Class B	2,057	42,559
SNC-Lavalin Group, Inc.	1,300	59,861
Taisei Corp. (A)	5,200	29,348
Vinci SA	1,996	115,981
Construction Materials - 0.1%
Boral, Ltd. (A)	2,548	11,088
CRH PLC	3,321	75,964
Fletcher Building, Ltd.	3,130	21,453
HeidelbergCement AG	650	42,954
Holcim, Ltd. (G)	832	60,698
Imerys SA	600	44,242
James Hardie Industries PLC - CDI	4,700	49,258
Lafarge SA	552	39,755
Taiheiyo Cement Corp. (A)	8,000	30,198
Consumer Finance - 0.2%
Acom Co., Ltd. (A) (G)	7,500	25,097
AEON Financial Service Co., Ltd. (A)	1,000	21,400
American Express Co.	3,800	332,652
Capital One Financial Corp.	2,500	204,050
Credit Saison Co., Ltd. (A)	600	11,560
Discover Financial Services	1,300	83,707
Navient Corp.	2,600	46,046
ORIX Corp.	5,460	75,322
Containers & Packaging - 0.0% (C)
Amcor, Ltd.	3,510	34,819
Ball Corp.	600	37,962
Toyo Seikan Group Holdings, Ltd.	1,600	19,826
Distributors - 0.0% (C)
Genuine Parts Co. (A)	600	52,626
Jardine Cycle & Carriage, Ltd.	180	6,055
Diversified Consumer Services - 0.0% (C)
Benesse Holdings, Inc. (A)	300	9,847
Diversified Financial Services - 1.2%
ASX, Ltd.	1,449	45,495
Bank of America Corp.	45,600	777,480
Berkshire Hathaway, Inc. - Class B (G)	4,500	621,630
CaixaBank SA	9,638	58,687
Citigroup, Inc.	12,911	669,048
CME Group, Inc. - Class A	1,000	79,955
Credit Suisse Group AG (G)	5,302	147,003
Deutsche Boerse AG	586	39,472
Eurazeo SA	881	63,404
Exor SpA (A)	1,400	54,357
First Pacific Co., Ltd.	17,000	17,602
Groupe Bruxelles Lambert SA	429	39,317
Hong Kong Exchanges and Clearing, Ltd.	4,600	99,111
Industrivarden AB - Class C	2,000	34,950
ING Groep NV - CVA (G)	13,860	197,991

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	640	$ 124,832
Investment AB Kinnevik - Class B	999	36,092
Investor AB - Class B	1,891	66,877
Japan Exchange Group, Inc. (A)	1,200	28,480
JPMorgan Chase & Co.	16,100	969,864
McGraw-Hill Financial, Inc.	2,300	194,235
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	15,674
Moody’s Corp. (A)	1,000	94,500
Pargesa Holding SA	651	51,858
Singapore Exchange, Ltd.	4,000	22,670
Wendel SA	400	45,349
Diversified Telecommunication Services - 0.9%
AT&T, Inc. (A)	24,800	873,952
BCE, Inc. (A)	1,150	49,175
Belgacom SA (A)	842	29,310
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	21,482
BT Group PLC - Class A	33,088	203,620
CenturyLink, Inc.	1,549	63,339
Deutsche Telekom AG	12,511	189,624
Elisa OYJ	564	14,974
HKT Trust and HKT, Ltd.	14,000	16,912
Iliad SA	123	26,037
Inmarsat PLC	4,216	47,912
Koninklijke KPN NV (G)	27,789	89,046
Nippon Telegraph & Telephone Corp.	1,800	111,947
Orange SA	6,700	100,745
PCCW, Ltd.	8,000	5,038
Singapore Telecommunications, Ltd.	34,000	101,278
Spark New Zealand, Ltd.	6,787	15,736
Swisscom AG	129	73,303
TDC A/S - Class B	2,394	18,182
Telecom Italia SpA (G)	49,323	56,535
Telecom Italia SpA - RSP	35,922	31,919
Telefonica Deutschland Holding AG (G)	5,000	26,145
Telefonica SA	17,045	263,834
Telekom Austria AG (A)	1,367	12,319
Telenor ASA	3,562	78,173
TeliaSonera AB	10,340	71,532
Telstra Corp., Ltd.	15,830	73,458
TELUS Corp. (H)	800	27,308
Verizon Communications, Inc.	17,493	874,475
Windstream Holdings, Inc.	8,000	86,240
Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,600	187,956
AusNet Services	1,005	1,201
Cheung Kong Infrastructure Holdings, Ltd.	6,000	42,151
Chubu Electric Power Co., Inc. (G)	2,300	26,403
Chugoku Electric Power Co., Inc. (A)	1,700	21,793
CLP Holdings, Ltd.	6,500	52,152
Contact Energy, Ltd.	665	3,104
Duke Energy Corp.	2,296	171,672
Edison International (A)	900	50,328
EDP - Energias de Portugal SA	10,120	44,162
Electricite de France SA	1,016	33,326
Enel SpA	23,905	126,872
Entergy Corp. - Class B (A)	600	46,398
Exelon Corp. (A)	3,078	104,929
FirstEnergy Corp. (A)	1,066	35,786
Fortis, Inc. (A)	1,300	40,186
Fortum OYJ (A)	1,987	48,462
Hokuriku Electric Power Co.	1,400	18,394
Iberdrola SA	20,045	143,552
Kansai Electric Power Co., Inc. (G)	2,700	25,517
Kyushu Electric Power Co., Inc. (G)	3,500	37,721
NextEra Energy, Inc.	1,700	159,596

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Northeast Utilities (A)	1,061	$ 47,002
Power Assets Holdings, Ltd.	5,000	44,270
PPL Corp.	2,900	95,236
Red Electrica Corp. SA	400	34,638
Shikoku Electric Power Co., Inc. (G)	500	6,410
Southern Co. (A)	3,100	135,315
SSE PLC - Class B	2,398	60,140
Terna Rete Elettrica Nazionale SpA	4,393	22,094
Tohoku Electric Power Co., Inc.	1,300	14,769
Tokyo Electric Power Co., Inc. (G)	5,300	18,557
Xcel Energy, Inc. (A)	1,400	42,560
Electrical Equipment - 0.3%
ABB, Ltd. (G)	7,949	178,846
Alstom SA (G)	629	21,514
AMETEK, Inc. - Class A	1,050	52,721
Eaton Corp. PLC	1,994	126,360
Emerson Electric Co.	2,700	168,966
Legrand SA	1,171	60,929
Mitsubishi Electric Corp.	8,000	106,533
Nidec Corp. (A)	1,000	67,654
Osram Licht AG (G)	351	13,076
Prysmian SpA	896	16,647
Rockwell Automation, Inc. - Class B	500	54,940
Schneider Electric SE	2,182	167,563
Sumitomo Electric Industries, Ltd.	2,700	39,894
Vestas Wind Systems A/S (G)	1,000	39,094
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A	600	59,916
Corning, Inc.	3,700	71,558
FUJIFILM Holdings Corp.	1,700	52,236
Hexagon AB - Class B	1,472	46,714
Hirose Electric Co., Ltd.	100	12,346
Hitachi Chemical Co., Ltd.	700	12,446
Hitachi High-Technologies Corp.	500	14,361
Hitachi, Ltd.	19,500	148,906
Hoya Corp.	1,600	53,744
Keyence Corp.	200	86,920
Kyocera Corp. (A)	1,200	55,922
Murata Manufacturing Co., Ltd. (A)	900	102,330
Nippon Electric Glass Co., Ltd.	1,500	7,303
Omron Corp.	600	27,244
TDK Corp. (A)	300	16,740
TE Connectivity, Ltd.	3,400	187,986
Energy Equipment & Services - 0.5%
Akastor ASA	1,064	4,281
AMEC PLC	1,700	30,426
Baker Hughes, Inc.	3,000	195,180
Cameron International Corp. (G)	2,500	165,950
Diamond Offshore Drilling, Inc. (A)	600	20,562
Ensco PLC - Class A (A)	800	33,048
FMC Technologies, Inc. (G)	800	43,448
Fugro NV - CVA	354	10,715
Halliburton Co.	3,900	251,589
National Oilwell Varco, Inc.	1,800	136,980
Noble Corp. PLC (A)	1,000	22,220
Petrofac, Ltd.	2,778	46,702
Saipem SpA (G)	1,338	28,459
Schlumberger, Ltd.	5,639	573,430
Seadrill, Ltd. (A)	1,286	34,488
Subsea 7 SA	1,363	19,464
Technip SA	431	36,261
Tenaris SA	1,818	41,676
Transocean, Ltd. (A)	1,113	36,012
Weatherford International PLC (G)	5,900	122,720
WorleyParsons, Ltd.	874	11,739

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (A)	2,200	$ 21,905
Alimentation Couche-Tard, Inc. - Class B	1,200	38,370
Carrefour SA	2,140	66,114
Casino Guichard Perrachon SA	508	54,712
Colruyt SA (A)	532	23,441
Costco Wholesale Corp.	1,600	200,512
CVS Health Corp.	4,700	374,073
Delhaize Group SA	429	29,845
Distribuidora Internacional de Alimentacion SA	1,040	7,466
FamilyMart Co., Ltd. (A)	300	11,447
George Weston, Ltd. - Class A	400	31,523
J. Sainsbury PLC (A)	9,900	40,364
Jeronimo Martins SGPS SA	1,149	12,652
Koninklijke Ahold NV	2,534	41,031
Kroger Co.	1,600	83,200
Lawson, Inc. (A)	200	13,987
Loblaw Cos., Ltd.	1,809	90,535
Metcash, Ltd. (A)	17,745	40,861
Metro AG (G)	1,800	59,293
Olam International, Ltd. (A)	7,000	12,895
Seven & I Holdings Co., Ltd.	3,200	124,119
Sysco Corp.	4,300	163,185
Tesco PLC	29,088	87,804
Wal-Mart Stores, Inc.	7,900	604,113
Walgreen Co.	3,700	219,299
Wesfarmers, Ltd.	4,978	183,754
Whole Foods Market, Inc. (A)	1,800	68,598
WM Morrison Supermarkets PLC (A)	23,879	65,151
Woolworths, Ltd.	5,314	159,308
Food Products - 0.9%
Ajinomoto Co., Inc.	3,000	49,920
Archer-Daniels-Midland Co.	4,900	250,390
Aryzta AG (G)	600	51,754
Associated British Foods PLC	2,519	109,402
Bunge, Ltd.	600	50,538
Campbell Soup Co. (A)	1,100	47,003
Chocoladefabriken Lindt & Spruengli AG	1	59,375
Compass Group PLC	4,540	73,343
ConAgra Foods, Inc.	1,500	49,560
Danone SA	2,555	171,036
General Mills, Inc. (A)	2,700	136,215
Golden Agri-Resources, Ltd.	31,000	12,515
Hershey Co. (A)	1,300	124,059
Hormel Foods Corp.	1,700	87,363
J.M. Smucker, Co.	500	49,495
Kellogg Co.	2,200	135,520
Kerry Group PLC - Class A	740	52,173
Kraft Foods Group, Inc.	2,033	114,661
Mead Johnson Nutrition Co. - Class A	500	48,110
MEIJI Holdings Co., Ltd. (A)	300	23,715
Mondelez International, Inc. - Class A	6,100	209,016
Nestle SA	13,962	1,027,370
NH Foods, Ltd.	1,000	21,208
Nisshin Seifun Group, Inc. (A)	2,420	23,919
Nissin Foods Holdings Co., Ltd.	300	15,592
Saputo, Inc.	1,000	27,974
Tate & Lyle PLC	2,200	21,096
Toyo Suisan Kaisha, Ltd.	1,000	33,189
Unilever NV - CVA	6,902	274,865
Unilever PLC	4,638	194,363
Wilmar International, Ltd.	8,000	19,378
Yakult Honsha Co., Ltd. - Class A (A)	600	31,511
Yamazaki Baking Co., Ltd.	2,500	32,232

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 0.1%
APA Group	2,800	$ 18,240
Enagas SA	700	22,572
Gas Natural SDG SA	2,960	87,148
Hong Kong & China Gas Co., Ltd.	22,832	49,517
Osaka Gas Co., Ltd.	7,000	28,128
Snam SpA	8,096	44,788
Toho Gas Co., Ltd. (A)	3,600	20,285
Tokyo Gas Co., Ltd.	9,000	50,590
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	6,700	278,653
Baxter International, Inc.	2,000	143,540
Becton Dickinson and Co.	1,700	193,477
Boston Scientific Corp. (G)	6,000	70,860
Coloplast A/S - Class B	750	62,865
Covidien PLC	2,000	173,020
CR Bard, Inc.	700	99,897
Edwards Lifesciences Corp. (G)	400	40,860
Elekta AB - Class B (A)	1,200	11,832
Essilor International SA	764	83,894
Getinge AB - Class B	903	22,788
Intuitive Surgical, Inc. (G)	200	92,364
Medtronic, Inc. (A)	3,800	235,410
Olympus Corp. (A) (G)	800	28,703
Smith & Nephew PLC	4,334	73,071
Sonova Holding AG	403	64,416
St. Jude Medical, Inc. (A)	2,100	126,273
Stryker Corp.	2,400	193,800
Sysmex Corp.	600	24,126
Terumo Corp. (A)	800	19,177
Zimmer Holdings, Inc. - Class A	600	60,330
Health Care Providers & Services - 0.6%
Aetna, Inc. (A)	3,200	259,200
Alfresa Holdings Corp.	1,600	23,064
AmerisourceBergen Corp. - Class A	1,000	77,300
Cardinal Health, Inc.	900	67,428
Catamaran Corp. (G)	800	33,694
Cigna Corp.	1,300	117,897
DaVita HealthCare Partners, Inc. (G)	1,200	87,768
Express Scripts Holding Co. (G)	2,928	206,805
Fresenius Medical Care AG & Co., KGaA	1,268	88,566
Fresenius SE & Co. KGaA	1,044	51,683
HCA Holdings, Inc. (G)	4,039	284,830
Humana, Inc. - Class A (A)	1,300	169,377
Laboratory Corp. of America Holdings (G)	400	40,700
McKesson Corp.	1,000	194,670
Medipal Holdings Corp.	900	10,939
Miraca Holdings, Inc.	300	12,405
Quest Diagnostics, Inc. (A)	1,900	115,292
Ramsay Health Care, Ltd.	2,022	88,677
Ryman Healthcare, Ltd.	1,600	9,755
Sonic Healthcare, Ltd.	2,010	30,868
Suzuken Co., Ltd.	700	20,169
UnitedHealth Group, Inc.	3,800	327,750
WellPoint, Inc.	1,600	191,392
Health Care Technology - 0.0% (C)
Cerner Corp. (G)	1,000	59,570
Hotels, Restaurants & Leisure - 0.5%
Accor SA	574	25,458
Carnival Corp. (A)	3,800	152,646
Carnival PLC - Class A	3,300	131,819
Chipotle Mexican Grill, Inc. - Class A (G)	136	90,656
Crown Resorts, Ltd. (A)	2,758	33,324
Galaxy Entertainment Group, Ltd.	11,400	66,214
Genting Singapore PLC (A)	36,000	32,170

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	2,900	$ 180,409
Marriott International, Inc. - Class A (A)	2,300	160,770
McDonald’s Corp.	4,300	407,683
McDonald’s Holdings Co., Japan, Ltd. (A)	400	9,895
MGM China Holdings, Ltd.	10,000	28,655
Oriental Land Co., Ltd.	200	37,812
Sands China, Ltd.	10,000	52,158
Shangri-La Asia, Ltd.	8,000	11,848
SJM Holdings, Ltd.	7,000	13,342
Sodexo	250	24,465
Starbucks Corp.	2,700	203,742
Starwood Hotels & Resorts Worldwide, Inc.	600	49,926
Tatts Group, Ltd.	8,000	22,064
Tim Hortons, Inc.	400	31,498
Wynn Macau, Ltd. (A)	9,161	29,141
Wynn Resorts, Ltd. (A)	625	116,925
Yum! Brands, Inc.	1,700	122,366
Household Durables - 0.1%
Electrolux AB - Series B	977	25,847
Garmin, Ltd. (A)	800	41,592
Husqvarna AB - Class B (A)	2,400	16,995
Iida Group Holdings Co., Ltd.	1,600	19,578
Nikon Corp. (A)	1,200	17,342
Panasonic Corp. (A)	9,500	112,995
Rinnai Corp.	200	16,613
Sekisui Chemical Co., Ltd.	3,000	34,411
Sekisui House, Ltd.	3,000	35,341
Sharp Corp. (A) (G)	8,400	23,896
Sony Corp. (A)	4,300	78,060
Household Products - 0.5%
Church & Dwight Co., Inc.	900	63,144
Clorox Co. (A)	600	57,624
Colgate-Palmolive Co.	3,400	221,748
Henkel AG & Co. KGaA	564	52,707
Kao Corp.	1,900	74,086
Kimberly-Clark Corp.	1,400	150,598
Procter & Gamble Co.	11,600	971,384
Reckitt Benckiser Group PLC - Class A	2,437	211,365
Svenska Cellulosa AB SCA - Class B	2,423	57,788
Unicharm Corp.	1,500	34,199
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	3,000	42,540
Calpine Corp. (G)	6,500	141,050
Electric Power Development Co., Ltd.	500	16,344
Enel Green Power SpA	17,983	46,017
Industrial Conglomerates - 0.7%
3M Co.	2,400	340,032
Danaher Corp.	2,100	159,558
General Electric Co.	44,800	1,147,776
Hutchison Whampoa, Ltd.	9,000	108,952
Keppel Corp., Ltd.	5,200	42,800
Koninklijke Philips NV	3,632	115,901
NWS Holdings, Ltd.	12,000	21,636
Orkla ASA	4,787	43,290
Roper Industries, Inc.	400	58,516
Sembcorp Industries, Ltd.	4,000	16,242
Siemens AG - Class A	3,519	419,444
Smiths Group PLC	3,680	75,408
Toshiba Corp.	15,000	69,505
Insurance - 1.4%
ACE, Ltd.	1,400	146,818
Aflac, Inc.	1,200	69,900
Ageas	901	29,913
AIA Group, Ltd.	51,600	266,810
Allianz SE - Class A	1,904	308,662

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Allstate Corp.	1,200	$ 73,644
American International Group, Inc.	5,920	319,798
AMP, Ltd.	21,333	101,983
Aon PLC	2,300	201,641
Arch Capital Group, Ltd. (G)	300	16,416
Assicurazioni Generali SpA	4,281	90,083
Aviva PLC	10,097	85,690
Chubb Corp. - Class A	700	63,756
CNP Assurances	1,601	30,150
Dai-ichi Life Insurance Co., Ltd.	3,700	54,922
Delta Lloyd NV	307	7,404
Everest RE Group, Ltd.	100	16,201
Fairfax Financial Holdings, Ltd.	100	44,805
Gjensidige Forsikring ASA - Class A	1,640	34,690
Great-West Lifeco, Inc. (A)	2,700	77,653
Hannover Rueck SE	1,000	80,860
Hartford Financial Services Group, Inc.	1,800	67,050
Insurance Australia Group, Ltd.	7,001	37,514
Intact Financial Corp.	700	45,321
Legal & General Group PLC	25,762	95,598
Lincoln National Corp.	400	21,432
Loews Corp.	2,700	112,482
Manulife Financial Corp.	7,900	151,941
Mapfre SA	14,080	49,866
Marsh & McLennan Cos., Inc.	3,900	204,126
MetLife, Inc.	4,000	214,880
MS&AD Insurance Group Holdings, Inc.	2,100	45,810
Muenchener Rueckversicherungs AG	631	124,768
Old Mutual PLC	21,089	62,120
PartnerRe, Ltd.	300	32,967
Power Corp. of Canada (A)	2,000	55,502
Power Financial Corp. (A)	1,100	33,650
Principal Financial Group, Inc.	1,400	73,458
Progressive Corp.	5,200	131,456
Prudential Financial, Inc.	2,000	175,880
Prudential PLC	9,209	205,425
QBE Insurance Group, Ltd.	5,037	51,422
RenaissanceRe Holdings, Ltd. (A)	200	19,998
RSA Insurance Group PLC (G)	13,480	105,878
Sampo Oyj - Class A	1,811	87,836
SCOR SE	874	27,305
Sompo Japan Nipponkoa Holdings, Inc.	1,700	41,246
Sony Financial Holdings, Inc.	2,620	42,379
Standard Life PLC	17,652	118,587
Sun Life Financial, Inc.	2,500	90,629
Suncorp Group, Ltd.	5,451	67,008
Swiss Life Holding AG (G)	300	71,708
Swiss Re AG (G)	1,463	116,694
T&D Holdings, Inc.	2,450	31,464
Tokio Marine Holdings, Inc.	3,100	96,173
Travelers Cos., Inc. (A)	1,600	150,304
Tryg A/S	292	30,322
UnipolSai SpA	3,878	10,972
Vienna Insurance Group AG Wiener Versicherung Gruppe	330	14,903
Willis Group Holdings PLC	1,000	41,400
XL Group PLC - Class A	2,500	82,925
Zurich Insurance Group AG (G)	509	151,842
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (G)	1,500	483,660
Liberty Interactive Corp. - Series A (G)	2,000	57,040
Netflix, Inc. (A) (G)	200	90,236
Priceline Group, Inc. (G)	200	231,716
Rakuten, Inc.	3,073	35,388

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 0.7%
DeNA Co., Ltd. (A)	410	$ 5,215
eBay, Inc. (G)	4,200	237,846
Facebook, Inc. - Class A (G)	7,400	584,896
Google, Inc. - Class A (G)	1,200	706,092
Google, Inc. - Class C (G)	1,200	692,832
Gree, Inc. (A)	1,700	11,594
LinkedIn Corp. - Class A (G)	500	103,895
Twitter, Inc. (A) (G)	1,428	73,656
Yahoo Japan Corp. (A)	4,100	15,589
Yahoo! Inc. (A) (G)	4,200	171,150
IT Services - 0.7%
Accenture PLC - Class A	2,300	187,036
Amadeus IT Holding SA - Class A	1,507	56,379
AtoS	313	22,680
Automatic Data Processing, Inc.	2,100	174,468
Cap Gemini SA	492	35,315
CGI Group, Inc. - Class A (G)	1,300	43,924
Cognizant Technology Solutions Corp. - Class A (G)	3,200	143,264
Computershare, Ltd.	3,870	41,203
Fidelity National Information Services, Inc.	1,100	61,930
Fiserv, Inc. (G)	1,000	64,635
Fujitsu, Ltd.	7,000	43,082
International Business Machines Corp.	4,600	873,218
ITOCHU Techno-Solutions Corp.	400	16,813
Mastercard, Inc. - Class A	4,000	295,680
Nomura Research Institute, Ltd.	1,500	48,484
NTT Data Corp. (A)	1,211	43,615
Paychex, Inc. (A)	1,200	53,040
Teradata Corp. (A) (G)	1,500	62,880
Visa, Inc. - Class A	2,200	469,414
Western Union Co. (A)	2,100	33,684
Xerox Corp.	4,800	63,504
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,400	35,933
Mattel, Inc. (A)	2,600	79,690
Sankyo Co., Ltd. (A)	300	10,750
Sega Sammy Holdings, Inc. (A)	2,200	35,405
Shimano, Inc.	300	36,490
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	159,544
Lonza Group AG (G)	500	60,438
QIAGEN NV (G)	1,900	43,268
Thermo Fisher Scientific, Inc.	1,500	182,550
Machinery - 0.8%
Alfa Laval AB (A)	1,076	23,023
Amada Co., Ltd.	3,000	28,584
Andritz AG	300	15,998
Atlas Copco AB - Class A	2,427	69,622
Atlas Copco AB - Class B	1,598	41,500
Caterpillar, Inc.	2,300	227,769
CNH Industrial NV (A)	3,146	25,033
Cummins, Inc.	1,300	171,574
Deere & Co. (A)	1,600	131,184
Dover Corp.	1,300	104,429
FANUC Corp.	800	144,500
GEA Group AG	1,022	44,592
Hino Motors, Ltd.	2,000	27,974
Hitachi Construction Machinery Co., Ltd. (A)	200	4,026
IHI Corp. (A)	5,000	25,895
Illinois Tool Works, Inc. - Class A	1,800	151,956
Ingersoll-Rand PLC	2,700	152,172
Joy Global, Inc. (A)	500	27,270
JTEKT Corp.	1,200	20,067
Kawasaki Heavy Industries, Ltd.	7,000	27,955
Komatsu, Ltd. (A)	4,000	92,510
Kone OYJ - Class B (A)	1,488	59,803

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Kubota Corp. (A)	5,000	$ 78,983
Kurita Water Industries, Ltd. (A)	500	11,156
Makita Corp.	300	16,959
MAN SE	621	69,886
Metso OYJ	455	16,206
Mitsubishi Heavy Industries, Ltd.	11,000	70,769
Nabtesco Corp. (A)	600	14,382
NGK Insulators, Ltd.	1,400	33,342
NSK, Ltd. (A)	2,000	28,466
PACCAR, Inc.	2,800	159,250
Parker-Hannifin Corp.	1,400	159,810
Pentair PLC	263	17,224
Sandvik AB	3,623	40,869
Schindler Holding AG	200	26,689
Sembcorp Marine, Ltd. (A)	4,000	11,727
SKF AB - Class B	2,461	51,396
SMC Corp.	200	55,163
Stanley Black & Decker, Inc.	1,700	150,943
Sumitomo Heavy Industries, Ltd.	4,000	22,503
THK Co., Ltd.	1,000	24,892
Vallourec SA	994	45,712
Volvo AB - Class B	7,096	77,145
Wartsila OYJ Abp	587	26,268
Weir Group PLC	2,900	117,627
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	12,950
Marine - 0.0% (C)
A.P. Moller - Maersk A/S - Class A	5	11,555
A.P. Moller - Maersk A/S - Class B	15	35,632
Keuhne & Nagel International AG	443	55,961
Mitsui O.S.K. Lines, Ltd. (A)	7,000	22,339
Nippon Yusen KK	11,000	28,985
Media - 1.2%
Axel Springer SE (A)	700	38,540
British Sky Broadcasting Group PLC	4,495	64,272
CBS Corp. - Class B	1,500	80,250
Comcast Corp. - Class A (A)	8,900	478,642
Comcast Corp. - Special Class A (A)	1,500	80,250
Dentsu, Inc.	1,300	49,487
DIRECTV (G)	2,500	216,300
Discovery Communications, Inc. - Class C (G)	2,000	74,560
Discovery Communications, Inc. - Series A (A) (G)	2,000	75,600
DISH Network Corp. - Class A (G)	3,200	206,656
Eutelsat Communications SA	1,278	41,267
ITV PLC	17,100	57,606
JCDecaux SA	1,315	41,515
Kabel Deutschland Holding AG	800	108,723
Lagardere SCA	1,800	48,175
Liberty Global PLC - Class A (A) (G)	2,200	93,588
Liberty Global PLC - Series C (G)	2,200	90,233
Liberty Media Corp. - Class A (G)	600	28,308
Liberty Media Corp. - Class C (G)	1,200	56,388
News Corp. - Class A (G)	1,524	24,917
Omnicom Group, Inc. (A)	2,300	158,378
Pearson PLC	2,730	54,879
Publicis Groupe SA	701	48,139
Reed Elsevier NV	3,606	81,846
Reed Elsevier PLC	6,093	97,591
Scripps Networks Interactive, Inc. - Class A (A)	900	70,281
SES SA	872	30,150
Shaw Communications, Inc. - Class B (A)	2,200	53,922
Singapore Press Holdings, Ltd. (A)	7,000	23,046
Sirius XM Holdings, Inc. (A) (G)	37,874	132,180
Telenet Group Holding NV (G)	200	11,494

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Thomson Reuters Corp. - Class B	1,600	$ 58,288
Time Warner Cable, Inc.	1,300	186,537
Time Warner, Inc.	3,500	263,235
Toho Co., Ltd.	1,100	24,874
Twenty-First Century Fox, Inc. - Class A	6,100	209,169
Twenty-First Century Fox, Inc. - Class B	1,900	63,289
Viacom, Inc. - Class B	1,200	92,328
Vivendi SA (G)	5,666	136,831
Walt Disney Co.	7,200	641,016
Wolters Kluwer NV	700	18,673
WPP PLC - Class A	3,710	74,579
Metals & Mining - 0.7%
Agnico Eagle Mines, Ltd.	600	17,353
Alcoa, Inc.	12,400	199,516
Anglo American PLC	4,851	108,840
Antofagasta PLC - Class A	5,815	67,969
ArcelorMittal	4,057	55,854
Barrick Gold Corp.	4,200	61,765
BHP Billiton PLC	7,679	213,497
BHP Billiton, Ltd.	13,601	403,336
Boliden AB	1,192	19,344
Daido Steel Co., Ltd. (A)	1,900	7,571
Eldorado Gold Corp. - Class A	5,200	35,055
First Quantum Minerals, Ltd.	3,948	76,214
Fortescue Metals Group, Ltd. (A)	11,892	36,234
Franco-Nevada Corp.	500	24,541
Freeport-McMoRan, Inc.	3,400	111,010
Fresnillo PLC (A)	4,101	50,527
Glencore PLC (G)	40,302	224,232
Goldcorp, Inc.	2,900	66,858
Hitachi Metals, Ltd.	1,400	25,224
Iluka Resources, Ltd. (A)	5,315	36,577
JFE Holdings, Inc.	2,100	41,904
Kinross Gold Corp. (G)	6,433	21,368
Kobe Steel, Ltd. (A)	9,000	14,607
Mitsubishi Materials Corp.	4,000	12,947
New Gold, Inc. (G)	2,650	13,416
Newcrest Mining, Ltd. (G)	3,252	30,039
Newmont Mining Corp.	2,100	48,405
Nippon Steel & Sumitomo Metal Corp.	31,000	80,443
Norsk Hydro ASA	5,754	32,188
Nucor Corp. (A)	1,000	54,280
Randgold Resources, Ltd.	700	47,764
Rio Tinto PLC	4,842	237,961
Rio Tinto, Ltd.	1,626	84,821
Silver Wheaton Corp.	1,500	29,921
Sumitomo Metal Mining Co., Ltd.	2,000	28,156
Teck Resources, Ltd. - Class B	2,100	39,770
ThyssenKrupp AG (G)	1,549	40,646
Turquoise Hill Resources, Ltd. (G)	16,445	61,818
Voestalpine AG	563	22,257
Yamana Gold, Inc. (A)	3,200	19,201
Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	39,477
Ameren Corp.	1,100	42,163
Canadian Utilities, Ltd. - Class A (A)	600	20,958
CenterPoint Energy, Inc.	1,900	46,493
Centrica PLC	21,915	109,354
CMS Energy Corp.	3,100	91,946
Consolidated Edison, Inc. (A)	1,600	90,656
Dominion Resources, Inc. (A)	2,400	165,816
DTE Energy Co. (A)	700	53,256
E.ON SE	8,854	162,098
GDF Suez	5,410	135,706
National Grid PLC - Class B	12,893	185,605
NiSource, Inc. - Class B	3,000	122,940

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
PG&E Corp. (A)	3,100	$ 139,624
Public Service Enterprise Group, Inc.	1,200	44,688
RWE AG	1,736	67,654
SCANA Corp. (A)	1,500	74,415
Sempra Energy	1,090	114,864
Suez Environnement Co.	1,600	27,070
United Utilities Group PLC	8,508	111,445
Veolia Environnement SA	2,882	50,889
Wisconsin Energy Corp. (A)	1,300	55,900
Multiline Retail - 0.3%
Canadian Tire Corp., Ltd. - Class A	800	81,968
Dollar General Corp. (G)	2,500	152,775
Dollar Tree, Inc. (G)	800	44,856
Family Dollar Stores, Inc. (A)	700	54,068
Isetan Mitsukoshi Holdings, Ltd.	1,200	15,624
Kohl’s Corp. (A)	800	48,824
Macy’s, Inc. (A)	3,200	186,176
Marks & Spencer Group PLC	13,300	87,237
Next PLC	1,400	149,908
Nordstrom, Inc.	700	47,859
Target Corp. (A)	2,300	144,164
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp. - Class A	1,800	182,592
Apache Corp.	1,400	131,418
ARC Resources, Ltd. (A)	1,000	26,385
Athabasca Oil Corp. - Class A (A) (G)	1,900	9,721
Baytex Energy Corp. (A)	900	34,033
BG Group PLC	14,369	265,555
BP PLC	80,568	592,264
Cameco Corp. - Class A (A)	2,400	42,345
Canadian Natural Resources, Ltd. (A)	4,700	182,595
Canadian Oil Sands, Ltd. (A)	3,700	68,255
Cenovus Energy, Inc.	2,700	72,638
Chesapeake Energy Corp.	7,000	160,930
Chevron Corp.	8,300	990,356
Cobalt International Energy, Inc. (A) (G)	2,300	31,280
Concho Resources, Inc. (G)	401	50,281
ConocoPhillips	5,300	405,556
CONSOL Energy, Inc.	1,100	41,646
Continental Resources, Inc. - Class B (A) (G)	2,964	197,047
Crescent Point Energy Corp. (A)	1,300	46,918
Denbury Resources, Inc.	500	7,515
Devon Energy Corp. - Class A	900	61,362
Enbridge, Inc.	3,300	157,965
EnCana Corp. (A)	3,100	65,823
Eni SpA - Class B (A)	10,808	257,595
EOG Resources, Inc.	2,200	217,844
EQT Corp.	600	54,924
Exxon Mobil Corp.	19,815	1,863,601
Galp Energia SGPS SA - Class B	1,635	26,578
Husky Energy, Inc.	2,700	74,109
Idemitsu Kosan Co., Ltd.	400	8,491
Imperial Oil, Ltd.	1,300	61,416
INPEX Corp.	3,200	45,210
Inter Pipeline, Ltd. (A)	2,000	64,914
JX Holdings, Inc. (A)	8,000	36,873
Kinder Morgan Management LLC (G)	809	76,167
Kinder Morgan, Inc.	3,325	127,481
Koninklijke Vopak NV (A)	738	39,825
Lundin Petroleum AB (G)	1,096	18,545
Marathon Oil Corp.	1,600	60,144
Marathon Petroleum Corp.	1,000	84,670
MEG Energy Corp. (G)	1,600	49,116
Murphy Oil Corp.	700	39,837
Neste Oil OYJ (A)	697	14,350
Noble Energy, Inc.	2,600	177,736

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	2,900	$ 278,835
OMV AG	597	20,091
ONEOK, Inc.	2,500	163,875
Origin Energy, Ltd.	2,554	33,475
Pacific Rubiales Energy Corp.	2,500	41,922
Peabody Energy Corp. (A)	1,200	14,856
Pembina Pipeline Corp. (A)	1,000	42,127
Penn West Petroleum, Ltd. (A)	4,300	29,141
Phillips 66	2,500	203,275
Pioneer Natural Resources Co.	1,200	236,364
Range Resources Corp.	600	40,686
Repsol SA - Class A	3,228	76,650
Royal Dutch Shell PLC - Class A	15,681	599,560
Royal Dutch Shell PLC - Class B	11,229	443,629
Santos, Ltd.	6,203	74,242
Showa Shell Sekiyu KK	200	1,907
Southwestern Energy Co. (G)	1,200	41,940
Spectra Energy Corp.	4,600	180,596
Statoil ASA	4,735	129,121
Talisman Energy, Inc.	4,400	38,070
TonenGeneral Sekiyu KK	3,000	26,232
Total SA	9,376	609,289
Tourmaline Oil Corp. (G)	824	36,515
TransCanada Corp. (A)	2,600	133,906
Tullow Oil PLC	5,814	60,746
Valero Energy Corp.	1,600	74,032
Vermilion Energy, Inc. (A)	500	30,439
Williams Cos., Inc.	3,000	166,050
Woodside Petroleum, Ltd.	2,350	83,536
Paper & Forest Products - 0.1%
International Paper Co. (A)	3,700	176,638
OJI Holdings Corp.	3,000	11,352
Stora Enso OYJ - Class R	2,963	24,719
UPM-Kymmene OYJ	1,888	26,970
Personal Products - 0.1%
Beiersdorf AG	486	40,599
Estee Lauder Cos., Inc. - Class A	1,900	141,968
L’Oreal SA	986	156,543
Shiseido Co., Ltd. (A)	900	14,849
Pharmaceuticals - 2.6%
AbbVie, Inc. - Class G (A)	6,700	386,992
Actavis PLC (A) (G)	1,663	401,249
Allergan, Inc.	1,100	196,009
Astellas Pharma, Inc.	9,500	141,450
AstraZeneca PLC	5,530	398,179
Bayer AG	3,529	494,315
Bristol-Myers Squibb Co.	6,100	312,198
Chugai Pharmaceutical Co., Ltd.	700	20,264
Daiichi Sankyo Co., Ltd. (A)	2,400	37,660
Eisai Co., Ltd. (A)	900	36,394
Eli Lilly & Co.	3,800	246,430
GlaxoSmithKline PLC	21,269	487,206
Hisamitsu Pharmaceutical Co., Inc.	300	10,777
Hospira, Inc. (G)	200	10,406
Johnson & Johnson	12,294	1,310,417
Kyowa Hakko Kirin Co., Ltd.	1,300	15,943
Merck & Co., Inc.	12,900	764,712
Merck KGaA	642	59,218
Mitsubishi Tanabe Pharma Corp.	2,000	29,341
Mylan, Inc. (A) (G)	1,800	81,882
Novartis AG	9,728	918,591
NOVO Nordisk A/S - Class B	8,630	412,936
Ono Pharmaceutical Co., Ltd. (A)	200	17,762
Orion OYJ - Class B	552	21,613
Otsuka Holdings Co., Ltd. (A)	1,300	44,805
Perrigo Co. PLC	588	88,312

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	31,700	$ 937,369
Roche Holding AG	2,925	867,359
Sanofi	5,064	572,834
Santen Pharmaceutical Co., Ltd.	500	27,992
Shionogi & Co., Ltd.	1,000	22,941
Shire PLC	2,902	251,224
Sumitomo Dainippon Pharma Co., Ltd. (A)	2,000	25,475
Taisho Pharmaceutical Holdings Co., Ltd. (A)	201	13,764
Takeda Pharmaceutical Co., Ltd. (A)	3,300	143,464
Teva Pharmaceutical Industries, Ltd.	3,798	204,907
UCB SA	405	36,769
Valeant Pharmaceuticals International, Inc. (G)	1,200	157,239
Zoetis, Inc. - Class A	2,080	76,856
Professional Services - 0.1%
Adecco SA (G)	1,094	74,312
Bureau Veritas SA	784	17,324
Capita PLC	4,652	87,784
Experian PLC	3,140	50,064
Intertek Group PLC	1,100	46,740
Nielsen NV	2,790	123,681
Randstad Holding NV	1,500	69,834
SGS SA	28	58,100
Verisk Analytics, Inc. - Class A (G)	800	48,712
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp. (A)	1,500	31,875
American Realty Capital Properties, Inc.	3,301	39,810
American Tower Corp. - Class A	1,400	131,082
Annaly Capital Management, Inc. (A)	7,800	83,304
Ascendas Real Estate Investment Trust	8,000	14,110
AvalonBay Communities, Inc.	300	42,291
Boston Properties, Inc.	1,200	138,912
British Land Co. PLC	8,400	95,664
CapitaCommercial Trust	11,000	13,753
CapitaMall Trust	7,000	10,480
CFS Retail Property Trust Group	15,200	26,550
Corio NV	1,304	63,945
Crown Castle International Corp.	1,500	120,795
Dexus Property Group	59,000	57,340
Digital Realty Trust, Inc. (A)	500	31,190
Equity Residential	2,300	141,634
Essex Property Trust, Inc. (A)	269	48,084
Federal Realty Investment Trust (A)	500	59,230
Fonciere Des Regions	400	36,047
Gecina SA	205	26,863
General Growth Properties, Inc.	6,114	143,985
Goodman Group	14,735	66,699
GPT Group	7,080	23,990
HCP, Inc.	3,100	123,101
Health Care REIT, Inc.	700	43,659
Host Hotels & Resorts, Inc.	7,000	149,310
ICADE	493	41,577
Japan Real Estate Investment Corp.	6	30,855
Japan Retail Fund Investment Corp. - Class A	8	16,120
Kimco Realty Corp.	1,900	41,629
Klepierre	583	25,530
Land Securities Group PLC	4,245	71,502
Link REIT	8,000	46,157
Macerich Co. - Class A	600	38,298
Mirvac Group	20,200	30,420
Nippon Building Fund, Inc. (A)	4	21,044
Prologis, Inc. - Class A	3,000	113,100
Public Storage	1,000	165,840
RioCan Real Estate Investment Trust	800	18,336

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Scentre Group (G)	31,774	$ 91,249
Simon Property Group, Inc.	1,100	180,862
SL Green Realty Corp. (A)	700	70,924
Stockland	15,671	54,197
Unibail-Rodamco SE	369	94,938
Ventas, Inc. (A)	2,200	136,290
Vornado Realty Trust - Class A	1,300	129,948
Westfield Corp.	7,948	51,844
Weyerhaeuser Co.	1,800	57,348
Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd. - Class A	600	11,450
Brookfield Asset Management, Inc. - Class A	2,000	89,790
CapitaLand, Ltd.	11,000	27,593
Cheung Kong Holdings, Ltd.	6,000	98,753
City Developments, Ltd.	362	2,730
Daito Trust Construction Co., Ltd.	200	23,624
Daiwa House Industry Co., Ltd. (A)	2,000	35,879
Global Logistic Properties, Ltd. - Class L	13,000	27,616
Hang Lung Properties, Ltd.	13,000	36,916
Henderson Land Development Co., Ltd.	4,840	31,353
Hulic Co., Ltd.	1,700	17,980
Hysan Development Co., Ltd.	4,389	20,292
IMMOFINANZ AG	3,896	11,057
Keppel Land, Ltd.	8,000	21,949
Kerry Properties, Ltd.	6,000	20,091
Mitsubishi Estate Co., Ltd.	5,200	117,038
Mitsui Fudosan Co., Ltd.	3,200	98,020
New World Development Co., Ltd.	24,000	27,941
Nomura Real Estate Holdings, Inc.	700	12,025
Sino Land Co., Ltd.	15,200	23,608
Sumitomo Realty & Development Co., Ltd.	1,900	67,607
Sun Hung Kai Properties, Ltd.	6,000	85,076
Swire Pacific, Ltd. - Series A	2,500	32,261
Swire Properties, Ltd.	8,000	24,984
Tokyu Fudosan Holdings Corp.	4,000	27,426
UOL Group, Ltd.	4,000	20,726
Wharf Holdings, Ltd.	6,000	42,692
Wheelock & Co., Ltd.	4,000	19,138
Road & Rail - 0.4%
Aurizon Holdings, Ltd.	13,914	55,186
Canadian National Railway Co. (A)	3,200	227,182
Canadian Pacific Railway, Ltd. (A)	700	145,275
Central Japan Railway Co.	618	83,480
ComfortDelGro Corp., Ltd.	7,000	13,169
CSX Corp.	2,400	76,944
DSV A/S	915	25,772
East Japan Railway Co.	1,400	104,928
Hankyu Hanshin Holdings, Inc.	2,900	16,896
Kansas City Southern (A)	500	60,600
Keikyu Corp.	3,000	25,056
Keio Corp.	2,000	14,789
Keisei Electric Railway Co., Ltd.	1,600	16,077
Kintetsu Corp. (A)	7,000	23,552
MTR Corp., Ltd.	4,000	15,686
Nippon Express Co., Ltd.	3,000	12,555
Norfolk Southern Corp.	800	89,280
Odakyu Electric Railway Co., Ltd. (A)	2,000	18,291
Tobu Railway Co., Ltd.	4,000	20,132
Tokyu Corp.	3,000	19,667
Union Pacific Corp.	3,400	368,628
West Japan Railway Co.	720	32,230
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp. (A)	1,200	15,471
Altera Corp.	1,100	39,358
Analog Devices, Inc. - Class A	1,000	49,490

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc. - Class A	9,700	$ 209,617
ARM Holdings PLC	6,042	88,743
ASM Pacific Technology, Ltd. (A)	1,178	11,659
ASML Holding NV	1,528	152,118
Avago Technologies, Ltd. - Class A	1,100	95,700
Broadcom Corp. - Class A	3,300	133,386
Infineon Technologies AG	7,649	79,153
Intel Corp.	21,300	741,666
KLA-Tencor Corp. (A)	700	55,146
Marvell Technology Group, Ltd.	2,500	33,700
Maxim Integrated Products, Inc. - Class A	1,300	39,312
Micron Technology, Inc. (G)	4,600	157,596
NVIDIA Corp. (A)	4,100	75,645
ROHM Co., Ltd.	900	56,622
STMicroelectronics NV - Class B	4,800	37,103
Texas Instruments, Inc.	4,200	200,298
Tokyo Electron, Ltd.	600	39,159
Xilinx, Inc.	1,100	46,585
Software - 1.1%
Activision Blizzard, Inc.	9,100	189,189
Adobe Systems, Inc. (G)	4,000	276,760
Autodesk, Inc. (G)	900	49,590
CA, Inc.	1,500	41,910
Citrix Systems, Inc. (G)	1,300	92,742
Dassault Systemes	484	31,092
Gemalto NV (A)	600	55,079
GungHo Online Entertainment, Inc. (A)	10,000	47,686
Intuit, Inc.	2,300	201,595
Konami Corp. (A)	1,200	25,012
Microsoft Corp.	33,800	1,566,968
Nexon Co., Ltd.	2,400	19,804
NICE-Systems, Ltd.	371	15,030
Nintendo Co., Ltd.	400	43,510
Open Text Corp. (A)	600	33,189
Oracle Corp.	300	11,707
Oracle Corp.	16,800	643,104
Red Hat, Inc. (G)	600	33,690
Sage Group PLC	7,890	46,738
salesforce.com, Inc. (A) (G)	3,600	207,108
SAP SE	3,935	283,793
Symantec Corp.	6,900	162,219
Trend Micro, Inc.	400	13,531
VMware, Inc. - Class A (G)	1,100	103,224
Xero, Ltd. (G)	400	6,745
Specialty Retail - 0.6%
ABC-Mart, Inc. (A)	400	20,424
AutoZone, Inc. (G)	300	152,898
Bed Bath & Beyond, Inc. (A) (G)	1,800	118,494
Fast Retailing Co., Ltd.	200	66,934
Gap, Inc. - Class A	4,000	166,760
Hennes & Mauritz AB - Class B	3,974	164,941
Home Depot, Inc.	6,500	596,310
Inditex SA	4,660	128,752
Kingfisher PLC	10,833	56,883
L Brands, Inc.	800	53,584
Lowe’s Cos., Inc.	4,500	238,140
Nitori Holdings Co., Ltd.	900	55,719
O’Reilly Automotive, Inc. (G)	400	60,144
PetSmart, Inc. - Class A	800	56,072
Ross Stores, Inc.	600	45,348
Sanrio Co., Ltd. (A)	300	8,698
Shimamura Co., Ltd. (A)	300	27,572
Staples, Inc. (A)	2,500	30,250
Tiffany & Co. (A)	500	48,155
TJX Cos., Inc.	2,700	159,759

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
USS Co., Ltd.	2,700	$ 41,359
Yamada Denki Co., Ltd. (A)	7,200	21,008
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	26,402	2,660,001
Blackberry, Ltd. (A) (G)	1,700	16,940
Brother Industries, Ltd.	2,200	40,700
Canon, Inc.	4,800	156,265
EMC Corp.	7,400	216,524
Hewlett-Packard Co.	7,200	255,384
Konica Minolta, Inc. (A)	1,500	16,193
NEC Corp.	7,000	24,190
NetApp, Inc.	3,400	146,064
Nokia OYJ	16,698	142,466
Ricoh Co., Ltd. (A)	2,000	21,482
SanDisk Corp. (A)	1,000	97,950
Seagate Technology PLC (A)	2,800	160,356
Seiko Epson Corp.	800	38,441
Western Digital Corp.	900	87,588
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	924	69,148
Burberry Group PLC	5,118	125,368
Christian Dior SA	182	30,504
CIE Financiere Richemont SA	1,908	156,585
Coach, Inc. - Class A	2,400	85,464
Fossil Group, Inc. (A) (G)	320	30,048
Gildan Activewear, Inc. - Class A	600	32,825
Hugo Boss AG - Class A	400	49,997
Kering	240	48,395
Li & Fung, Ltd.	20,000	22,718
lululemon athletica, Inc. (A) (G)	234	9,830
Luxottica Group SpA	871	45,347
LVMH Moet Hennessy Louis Vuitton SA	1,261	204,981
Michael Kors Holdings, Ltd. (A) (G)	830	59,254
NIKE, Inc. - Class B	2,600	231,920
Pandora A/S	300	23,522
Ralph Lauren Corp.	700	115,311
Swatch Group AG	346	95,496
V.F. Corp.	2,800	184,884
Tobacco - 0.5%
Altria Group, Inc.	7,400	339,956
British American Tobacco PLC	8,243	465,305
Imperial Tobacco Group PLC	3,581	154,654
Japan Tobacco, Inc. (A)	4,678	152,144
Lorillard, Inc.	2,100	125,811
Philip Morris International, Inc.	7,200	600,480
Reynolds American, Inc. - Class A (A)	3,000	177,000
Swedish Match AB	871	28,245
Trading Companies & Distributors - 0.2%
Brenntag AG	900	44,231
Bunzl PLC	2,400	62,641
Fastenal Co. (A)	2,700	121,230
Finning International, Inc.	1,900	53,593
ITOCHU Corp. (A)	6,000	73,307
Marubeni Corp. (A)	6,400	43,812
Mitsubishi Corp. (A)	5,900	120,824
Mitsui & Co., Ltd. (A)	7,400	116,693
Noble Group, Ltd.	31,000	31,591
Rexel SA	1,700	31,725
Sumitomo Corp. (A)	4,100	45,252
Toyota Tsusho Corp. (A)	600	14,618
Wolseley PLC	1,230	64,646
WW Grainger, Inc. (A)	600	150,990
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	47,746
Aeroports de Paris - Class A	224	26,813

	Shares	Value
COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Atlantia SpA	2,254	$ 55,657
Auckland International Airport, Ltd.	4,656	13,994
Hutchison Port Holdings Trust (A)	36,000	25,200
Kamigumi Co., Ltd.	2,000	18,929
Sydney Airport	2,536	9,481
Transurban Group	10,934	73,905
Water Utilities - 0.0% (C)
American Water Works Co., Inc. (A)	1,100	53,053
Severn Trent PLC	1,500	45,644
Wireless Telecommunication Services - 0.3%
KDDI Corp.	2,543	152,870
Millicom International Cellular SA - Class B SDR (A)	229	18,391
NTT DOCOMO, Inc. (A)	6,500	108,486
Rogers Communications, Inc. - Class B (A)	1,700	63,631
SBA Communications Corp. - Class A (A) (G)	700	77,630
Softbank Corp.	4,100	287,439
Sprint Corp. (A) (G)	4,100	25,994
StarHub, Ltd.	2,000	6,459
Tele2 AB - Class B	1,910	23,068
Vodafone Group PLC	113,942	377,562

Total Common Stocks (Cost $104,887,143)		141,985,639

RIGHTS - 0.0% (C)
Automobiles - 0.0%
Fiat SPA (A) (G)	2,784	0
Banks - 0.0% (C)
Banco Bilbao Vizcaya Argentaria SA (G)	22,763	2,272
Banco Popular Espanol SA (A) (G)	663	9

Total Rights (Cost $2,320)		2,281

INVESTMENT COMPANIES - 3.8%
Capital Markets - 3.8%
iShares Core MSCI Emerging Markets ETF	74,920	3,748,997
iShares MSCI EAFE ETF (A)	1,522	97,591
SPDR S&P 500 ETF Trust	54,913	10,818,959

Total Investment Companies (Cost $14,894,334)		14,665,547

	Contracts	Value
PURCHASED OPTIONS - 0.0% (C)
Put Options - 0.0% (C)
S&P 500 Index
Index Value $1,860.00
Expires 11/22/2014	70	109,900
S&P 500 Index
Index Value $1,880.00
Expires 10/18/2014	42	20,916

Total Purchased Options (Cost $266,074)		130,816

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (F)	22,370,716	$ 22,370,716

Total Securities Lending Collateral (Cost $22,370,716)		22,370,716

	Principal	Value
REPURCHASE AGREEMENT - 16.1%
State Street Bank & Trust Co. 0.01% (F), dated 09/30/2014, to be repurchased at $62,631,019 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 3.50%, due 01/25/2039 - 07/25/2039, and with a total value of $68,883,787.	$ 62,631,001	62,631,001

Total Repurchase Agreement (Cost $62,631,001)		62,631,001

Total Investments (Cost $394,788,784) (I)		435,086,156
Other Assets and Liabilities, Net - (11.7)%		(45,466,184)

Net Assets - 100.0%		$ 389,619,972

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (J) (K)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - BUY PROTECTION: (L)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$5,702,400	$(347,750)	$(475,010)	$127,260

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES - SELL PROTECTION: (O)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$1,660,015	$80,884	$99,370	$(18,486)
North American High Yield Index - Series 22	5.00	06/20/2019	1,162,011	56,619	59,228	(2,609)
North American High Yield Index - Series 22	5.00	06/20/2019	2,158,020	105,149	110,858	(5,709)
North American High Yield Index - Series 22	5.00	06/20/2019	1,072,039	52,235	52,499	(264)
North American High Yield Index - Series 22	5.00	06/20/2019	1,660,015	80,884	99,370	(18,486)
North American High Yield Index - Series 22	5.00	06/20/2019	5,702,400	347,749	399,168	(51,419)

				$723,520	$820,493	$(96,973)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (P)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Markets ETF	USD-1M-LIBOR-BBA	10/15/2015	DUB	44	$(20)	$0	$(20)
iShares MSCI Emerging Markets ETF	USD-1M-LIBOR-BBA	10/15/2015	DUB	1	2	0	2

					$(18)	$0	$(18)

FUTURES CONTRACTS: (Q)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	119	12/31/2014	$6,097
10-Year U.S. Treasury Note	Long	55	12/19/2014	(39,222)
EURO STOXX 50 Index	Long	176	12/19/2014	(38,188)
FTSE 100 Index	Short	(59)	12/19/2014	119,300
Hang Seng Index	Short	(10)	10/30/2014	49,718
Long U.S. Treasury Bond	Long	16	12/19/2014	(12,399)
Long U.S. Treasury Bond	Long	16	12/19/2014	(2,899)
MSCI EAFE Mini Index	Long	8	12/19/2014	(24,132)
S&P 500 E-Mini Index	Long	8	12/19/2014	(7,582)
S&P/TSX 60 Index	Short	(15)	12/18/2014	63,001
SPI 200 Index	Short	(30)	12/18/2014	107,729
TOPIX Index	Long	28	12/11/2014	71,811

				$293,234

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BNP	(2,872,000)	12/15/2014	$(2,652,117)	$151,196
AUD	RBS	(446,000)	12/15/2014	(414,133)	25,759
AUD	SSB	(577,000)	12/15/2014	(521,357)	18,909
CAD	RBS	(2,310,000)	12/15/2014	(2,124,392)	65,532
CAD	UBS	(1,547,000)	12/15/2014	(1,408,489)	29,677
CHF	BNP	(1,393,000)	12/15/2014	(1,495,333)	35,120
CHF	GSC	(1,529,000)	12/15/2014	(1,686,019)	83,243
CHF	UBS	1,598,000	12/15/2014	1,712,369	(37,264)
EUR	CSFB	(3,809,000)	12/15/2014	(5,098,932)	285,344
EUR	CSFB	(3,938,000)	12/15/2014	(5,194,387)	217,777
EUR	RBS	1,117,000	12/15/2014	1,443,142	(31,544)
EUR	UBS	4,262,000	12/15/2014	5,542,642	(156,580)
GBP	GSC	(3,032,000)	12/15/2014	(4,889,676)	(22,361)
GBP	JPM	(262,000)	12/15/2014	(425,394)	937
GBP	SSB	(1,086,000)	12/15/2014	(1,765,578)	6,187
JPY	BNP	232,121,000	12/15/2014	2,187,064	(69,083)
JPY	BNP	(42,252,000)	12/15/2014	(409,012)	23,485
JPY	CITI	(84,133,000)	12/15/2014	(769,521)	1,852
JPY	GSC	(859,732,000)	12/15/2014	(8,142,867)	298,269
JPY	SCB	86,081,000	12/15/2014	792,388	(6,945)

					$919,510

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	64.0%		$278,473,071
United Kingdom	2.7		11,709,072
Japan	2.7		11,699,196
Canada	1.5		6,703,604
Switzerland	1.5		6,412,408
France	1.3		5,637,169
Germany	1.2		5,331,750
Australia	1.0		4,565,132
Netherlands	0.8		3,301,740
Spain	0.5		2,161,758
Sweden	0.4		1,725,626
Supranational	0.4		1,662,968
Hong Kong	0.4		1,601,017
Italy	0.3		1,314,332
Ireland	0.3		1,220,088
Mexico	0.2		929,002
Singapore	0.2		897,577
Denmark	0.2		825,505
Belgium	0.2		802,312
Israel	0.2		650,365
Finland	0.1		494,224
Austria	0.1		456,853
Norway	0.1		434,462
Bermuda	0.1		314,247
Cayman Islands	0.1		248,121
Luxembourg	0.0	(C)	146,071
Macau	0.0	(C)	109,954
Portugal	0.0	(C)	83,392
New Zealand	0.0	(C)	70,787
Jersey, Channel Islands	0.0	(C)	47,764
Colombia	0.0	(C)	41,922
China	0.0	(C)	12,950

Investments, at Value	80.5		350,084,439
Short-Term Investments	19.5		85,001,717

Total Investments	100.0%		$435,086,156

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (R)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$79,663,090	$—	$79,663,090
U.S. Government Agency Obligations	—	64,571,134	—	64,571,134
Foreign Government Obligations	—	2,890,658	—	2,890,658
Mortgage-Backed Securities	—	2,296,693	—	2,296,693
Municipal Government Obligation	—	170,103	—	170,103
Preferred Corporate Debt Security	—	96,600	—	96,600
Corporate Debt Securities	—	43,000,929	—	43,000,929
Convertible Bonds	—	168,220	—	168,220
Convertible Preferred Stocks	238,848	103,615	—	342,463
Preferred Stocks	—	100,266	—	100,266
Common Stocks
Aerospace & Defense	2,144,772	506,276	—	2,651,048
Air Freight & Logistics	541,753	161,819	—	703,572
Airlines	402,911	145,513	—	548,424
Auto Components	504,470	486,309	—	990,779
Automobiles	507,389	1,932,266	—	2,439,655
Banks	3,716,482	7,193,726	0	10,910,208
Beverages	1,674,623	1,337,181	—	3,011,804
Biotechnology	2,148,861	239,952	—	2,388,813
Building Products	—	349,450	—	349,450
Capital Markets	2,123,315	1,023,242	—	3,146,557
Chemicals	2,432,343	1,820,183	—	4,252,526
Commercial Services & Supplies	492,567	294,148	—	786,715
Communications Equipment	1,356,459	200,970	—	1,557,429
Construction & Engineering	99,935	526,064	—	625,999
Construction Materials	—	375,610	—	375,610
Consumer Finance	666,455	133,379	—	799,834
Containers & Packaging	37,962	54,645	—	92,607
Distributors	52,626	6,055	—	58,681
Diversified Consumer Services	—	9,847	—	9,847
Diversified Financial Services	3,531,544	1,064,389	—	4,595,933
Diversified Telecommunication Services	1,947,181	1,706,369	—	3,653,550
Electric Utilities	1,116,964	825,688	—	1,942,652
Electrical Equipment	402,987	711,750	—	1,114,737
Electronic Equipment & Instruments	319,460	637,212	—	956,672
Energy Equipment & Services	1,565,127	300,223	—	1,865,350
Food & Staples Retailing	1,873,408	1,056,149	—	2,929,557
Food Products	1,329,904	2,297,956	—	3,627,860
Gas Utilities	—	321,268	—	321,268
Health Care Equipment & Supplies	1,708,484	390,872	—	2,099,356
Health Care Providers & Services	2,174,103	336,126	—	2,510,229
Health Care Technology	59,570	—	—	59,570
Hotels, Restaurants & Leisure	1,516,621	518,365	—	2,034,986
Household Durables	41,592	381,078	—	422,670
Household Products	1,464,498	430,145	—	1,894,643
Independent Power and Renewable Electricity Producers	183,590	62,361	—	245,951
Industrial Conglomerates	1,705,882	913,178	—	2,619,060
Insurance	2,736,033	2,778,007	—	5,514,040
Internet & Catalog Retail	862,652	35,388	—	898,040
Internet Software & Services	2,570,367	32,398	—	2,602,765
IT Services	2,526,677	307,571	—	2,834,248
Leisure Products	79,690	118,578	—	198,268
Life Sciences Tools & Services	342,094	103,706	—	445,800
Machinery	1,453,581	1,504,172	—	2,957,753
Marine	—	154,472	—	154,472
Media	3,434,315	1,051,687	—	4,486,002
Metals & Mining	880,491	1,922,938	—	2,803,429
Multi-Utilities	1,063,719	889,298	—	1,953,017
Multiline Retail	760,690	252,769	—	1,013,459
Oil, Gas & Consumable Fuels	7,671,249	3,463,764	—	11,135,013
Paper & Forest Products	176,638	63,041	—	239,679
Personal Products	141,968	211,991	—	353,959
Pharmaceuticals	4,970,071	5,313,183	—	10,283,254
Professional Services	172,393	404,158	—	576,551
Real Estate Investment Trusts	2,280,837	1,010,874	—	3,291,711
Real Estate Management & Development	89,790	985,825	—	1,075,615
Road & Rail	967,909	497,466	—	1,465,375

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (R)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
Semiconductors & Semiconductor Equipment	$1,877,499	$480,028	$—	$2,357,527
Software	3,601,288	599,727	—	4,201,015
Specialty Retail	1,725,914	592,290	—	2,318,204
Technology Hardware, Storage & Peripherals	3,640,807	439,737	—	4,080,544
Textiles, Apparel & Luxury Goods	749,536	872,061	—	1,621,597
Tobacco	1,243,247	800,348	—	2,043,595
Trading Companies & Distributors	325,813	649,340	—	975,153
Transportation Infrastructure	—	271,725	—	271,725
Water Utilities	53,053	45,644	—	98,697
Wireless Telecommunication Services	167,255	974,275	—	1,141,530
Rights	—	2,281	—	2,281
Investment Companies	14,665,547	—	—	14,665,547
Purchased Options	130,816	—	—	130,816
Securities Lending Collateral	22,370,716	—	—	22,370,716
Repurchase Agreement	—	62,631,001	—	62,631,001

Total Investments	$123,815,341	$311,270,815	$0	$435,086,156

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$723,520	$—	$723,520
Total Return Swap Agreements	—	2	—	2
Futures Contracts (S)	417,656	—	—	417,656
Forward Foreign Currency Contracts (S)	—	1,243,287	—	1,243,287

Total Derivative Financial Instruments	$417,656	$1,966,809	$—	$2,384,465

LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements	$—	$(347,750)	$—	$(347,750)
Total Return Swap Agreements	—	(20)	—	(20)
Futures Contracts (S)	(124,422)	—	—	(124,422)
Forward Foreign Currency Contracts (S)	—	(323,777)	—	(323,777)

Total Derivative Financial Instruments	$(124,422)	$(671,547)	$—	$(795,969)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (T)	Transfers out of Level 3	Ending Balance at September 30, 2014 (U)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014
Common Stocks	$ —	$ —	$ —	$ —	$ —	$ —	$ 0	$ —	$ 0	$ —

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $21,686,259. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Step bond. Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(F)	Rate shown reflects the yield at September 30, 2014.
(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $27,308, or 0.01% of the Portfolio’s net assets.
(I)	Aggregate cost for federal income tax purposes is $394,788,784. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $44,941,722 and $4,644,350, respectively. Net unrealized appreciation for tax purposes is $40,297,372.
(J)	Cash in the amount of $4,868 has been segregated by the broker with the custodian as collateral for centrally cleared swap agreements.
(K)	Cash in the amount of $490,907 has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements.
(L)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Q)	Cash in the amount of $1,265,894 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(R)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(S)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(T)	Transferred into Level 3 because of unavailability of observable inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.

DEFINITIONS:

ADR	American Depositary Receipt
BBA	British Bankers’ Association
BNP	BNP Paribas
CDI	CHESS Depository Interests
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
CVA	Dutch Certificate-Depositary Receipt
DUB	Deutsche Bank AG
EAFE	Europe, Australia and Southeast Asia
ETF	Exchange-Traded Fund
FTSE	Financial Times & London Stock Exchange Index
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
RBS	Royal Bank of Scotland Group PLC
RSP	Risparmio Shares
S&P	Standard & Poor’s
S&P/TSX	Canadian S&P Index Committee (a unit of Standard & Poor’s)
SCB	Standard Chartered Bank
SDR	Swedish Depositary Receipt
SPI	Australian Securities Exchange Index
SSB	State Street Bank & Trust Co.
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
Alternative Investments - 3.1%
Transamerica MLP & Energy Income (A)	4,313,723	$ 52,066,638
Fixed Income - 47.6%
Transamerica Bond (A)	5,541,718	59,351,797
Transamerica Core Bond (A)	5,280,927	53,390,174
Transamerica Flexible Income (A)	6,318,269	59,707,642
Transamerica Floating Rate (A)	2,663,366	26,420,595
Transamerica Global Bond (A)	3,865,649	37,960,678
Transamerica High Yield Bond (A)	6,915,255	66,801,363
Transamerica Intermediate Bond (A)	5,961,184	59,969,515
Transamerica Money Market (A)	473,097	473,097
Transamerica PIMCO Total Return VP (B)	4,143,616	47,693,021
Transamerica Short-Term Bond (A)	30,244,641	308,192,893
Transamerica Voya Intermediate Bond VP (B)	404,511	4,032,974
Transamerica Voya Limited Maturity Bond VP (B)	5,723,540	57,464,340
Global/International Equity - 13.5%
Transamerica Clarion Global Real Estate Securities VP (B)	1,333,691	16,284,365
Transamerica Developing Markets Equity (A)	3,085,984	37,093,533
Transamerica Income & Growth (A)	7,159,502	76,964,652
Transamerica International Equity (A)	1,016,058	18,329,690
Transamerica International Small Cap (A)	4,060,492	41,457,626
Transamerica International Small Cap Value (A)	2,644,538	31,390,661
U.S. Equity - 34.2%
Transamerica Concentrated Growth (A)	4,113,325	64,949,407
Transamerica Dividend Focused (A)	4,142,158	54,552,220
Transamerica Growth Opportunities (A)	2,169,938	25,301,474
Transamerica Jennison Growth VP (B)	4,179,904	42,676,819
Transamerica JPMorgan Mid Cap Value VP (B)	4,898,228	102,519,911
Transamerica Large Cap Value (A)	6,669,701	87,506,476
Transamerica Small Cap Core (A)	120,379	1,238,704
Transamerica Small Cap Growth (A)	5,271,886	65,160,510
Transamerica Small Cap Value (A)	4,495,191	55,066,095
Transamerica Voya Mid Cap Opportunities VP (B)	2,146,280	25,369,027
Transamerica WMC US Growth VP (B)	1,149,761	36,803,863

Total Investment Companies (Cost $1,547,394,387)		1,616,189,760

Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $15,767,502 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 04/01/2028 - 07/25/2037, and with a total value of $16,087,889.

$ 15,767,498	$ 15,767,498

Total Repurchase Agreement (Cost $15,767,498)	15,767,498

Total Investments (Cost $1,563,161,885) (D)	1,631,957,258
Other Assets and Liabilities, Net - 0.6%	9,908,191

Net Assets - 100.0%	$ 1,641,865,449

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EUR December Futures	Short	(1,000)	12/15/2014	$2,785,750
JPY December Futures	Short	(900)	12/15/2014	1,933,650
MSCI Emerging Markets Mini Index	Long	450	12/19/2014	(1,804,885)
Russell 2000 Mini Index	Short	(900)	12/19/2014	2,788,891
Ultra Short U.S. Treasury Bond	Short	(100)	12/19/2014	(53,420)

				$5,649,986

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$1,616,189,760	$—	$—	$1,616,189,760
Repurchase Agreement	—	15,767,498	—	15,767,498

Total Investments	$1,616,189,760	$15,767,498	$—	$1,631,957,258

Derivative Financial Instruments
Futures Contracts (G)	$7,508,291	$—	$—	$7,508,291

Total Derivative Financial Instruments	$7,508,291	$—	$—	$7,508,291

LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(1,858,305)	$—	$—	$(1,858,305)

Total Derivative Financial Instruments	$(1,858,305)	$—	$—	$(1,858,305)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,563,161,885. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $80,253,307 and $11,457,934, respectively. Net unrealized appreciation for tax purposes is $68,795,373.
(E)	Cash in the amount of $8,372,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITION:

MSCI	Morgan Stanley Capital International

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Alternative Investments - 0.3%
Transamerica MLP & Energy Income (A)	214,563	$ 2,589,780
Fixed Income - 0.0% (B)
Transamerica Money Market (A)	3,912	3,912
Global/International Equity - 28.8%
Transamerica Clarion Global Real Estate Securities VP (C)	1,372,886	16,762,935
Transamerica Developing Markets Equity (A)	6,424,114	77,217,855
Transamerica Emerging Markets Equity (A)	2,688,486	27,395,671
Transamerica Income & Growth (A)	1,088,583	11,702,270
Transamerica International Equity (A)	2,138,843	38,584,725
Transamerica International Equity Opportunities (A)	3,197,566	27,371,166
Transamerica International Small Cap (A)	7,633,472	77,937,752
Transamerica International Small Cap Value (A)	4,116,988	48,868,651
Tactical and Specialty - 10.2%
Transamerica Global Macro (A) (D)	17,694,099	101,741,071
Transamerica Managed Futures Strategy (A)	1,333,193	13,851,874
U.S. Equity - 59.5%
Transamerica Capital Growth (A)	3,327,188	54,798,789
Transamerica Dividend Focused (A)	3,605,019	47,478,094
Transamerica Growth Opportunities (A)	2,006,594	23,396,881
Transamerica Jennison Growth VP (C)	9,624,862	98,269,844
Transamerica JPMorgan Mid Cap Value VP (C)	3,966,582	83,020,556
Transamerica Large Cap Value (A)	7,996,053	104,908,215
Transamerica Morgan Stanley Mid-Cap Growth VP (C)	647,452	22,589,611
Transamerica Small Cap Core (A)	1,680,012	17,287,328
Transamerica Small Cap Growth (A)	5,395,988	66,694,417
Transamerica Small Cap Value (A)	5,147,264	63,053,983
Transamerica Small Company Growth Liquidating Trust (D) (E) (F) (G) (H)	3,075	12,823
Transamerica Systematic Small/Mid Cap Value VP (C)	1,866,973	40,382,629
Transamerica T. Rowe Price Small Cap VP (C)	2,826,545	38,836,731
Transamerica Voya Mid Cap Opportunities VP (C)	985,817	11,652,359
Transamerica WMC US Growth VP (C)	16,344	523,160

Total Investment Companies (Cost $990,824,092)		1,116,933,082

Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. 0.01% (I), dated 09/30/2014, to be repurchased at $9,467,471 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $9,661,240.

$ 9,467,468	$ 9,467,468

Total Repurchase Agreement (Cost $9,467,468)	9,467,468

Total Investments (Cost $1,000,291,560) (J)	1,126,400,550
Other Assets and Liabilities, Net - 0.4%	4,118,587

Net Assets - 100.0%	$ 1,130,519,137

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (K)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EUR December Futures	Short	(700)	12/15/2014	$2,561,650
MSCI Emerging Markets Mini Index	Long	600	12/19/2014	(1,460,862)
NASDAQ 100 E-Mini Index	Long	650	12/19/2014	245,700

				$1,346,488

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies
Alternative Investments	$2,589,780	$—	$—	$2,589,780
Fixed Income	3,912	—	—	3,912
Global/International Equity	325,841,025	—	—	325,841,025
Tactical and Specialty	115,592,945	—	—	115,592,945
U.S. Equity	672,892,597	—	12,823	672,905,420
Repurchase Agreement	—	9,467,468	—	9,467,468

Total Investments	$1,116,920,259	$9,467,468	$12,823	$1,126,400,550

Derivative Financial Instruments
Futures Contracts (M)	$2,807,350	$—	$—	$2,807,350

Total Derivative Financial Instruments	$2,807,350	$—	$—	$2,807,350

LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(1,460,862)	$—	$—	$(1,460,862)

Total Derivative Financial Instruments	$(1,460,862)	$—	$—	$(1,460,862)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (N)
Investment Companies	$ 14,282	$ —	$ —	$ —	$ —	$ (1,459)	$ —	$ —	$ 12,823	$ (1,459)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(D)	Non-income producing security.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $12,823, or less than 0.01% of the Portfolio’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $12,823, or less than 0.01% of the Portfolio’s net assets.
(G)	Restricted security. At September 30, 2014, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$12,823	0.00	%(P)

(H)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	Aggregate cost for federal income tax purposes is $1,000,291,560. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $131,480,020 and $5,371,030, respectively. Net unrealized appreciation for tax purposes is $126,108,990.
(K)	Cash in the amount of $4,835,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Level 3 securities were not considered significant to the Portfolio.
(P)	Percentage rounds to less than 0.01%.

DEFINITIONS:

MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Alternative Investments - 1.4%
Transamerica MLP & Energy Income (A)	6,052,824	$ 73,057,585
Fixed Income - 19.5%
Transamerica Bond (A)	21,991,005	235,523,664
Transamerica Core Bond (A)	2,867,671	28,992,155
Transamerica Emerging Markets Debt (A)	5,752,415	61,320,745
Transamerica Flexible Income (A)	13,798,633	130,397,079
Transamerica Floating Rate (A)	4,613,222	45,763,167
Transamerica Global Bond (A)	7,738,762	75,994,638
Transamerica High Yield Bond (A)	30,357,033	293,248,937
Transamerica Intermediate Bond (A)	5,464,419	54,972,055
Transamerica Money Market (A)	32,211	32,211
Transamerica PIMCO Total Return VP (B)	2,110,916	24,296,641
Transamerica Short-Term Bond (A)	9,759,519	99,449,496
Global/International Equity - 26.8%
Transamerica Clarion Global Real Estate Securities VP (B)	6,445,249	78,696,491
Transamerica Developing Markets Equity (A)	24,479,998	294,249,573
Transamerica Emerging Markets Equity (A)	9,835,812	100,226,919
Transamerica Global Equity (A)	4,862,953	53,346,596
Transamerica Income & Growth (A)	20,006,664	215,071,641
Transamerica International Equity (A)	8,769,317	158,198,479
Transamerica International Equity Opportunities (A)	12,637,644	108,178,232
Transamerica International Small Cap (A)	24,905,878	254,289,009
Transamerica International Small Cap Value (A)	15,215,760	180,611,067
Tactical and Specialty - 0.0% (C)
Transamerica Global Allocation Liquidating Trust (D) (E) (F) (G) (H)	70,452	643,009
U.S. Equity - 51.1%
Transamerica Capital Growth (A)	15,449,257	254,449,264
Transamerica Dividend Focused (A)	16,520,992	217,581,466
Transamerica Growth Opportunities (A)	11,597,209	135,223,458
Transamerica Jennison Growth VP (B)	28,045,657	286,346,162
Transamerica JPMorgan Mid Cap Value VP (B)	16,199,309	339,051,539
Transamerica Large Cap Value (A)	29,426,997	386,082,206
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	2,119,313	73,942,846
Transamerica Small Cap Core (A)	8,064,516	82,983,871
Transamerica Small Cap Growth (A)	12,016,048	148,518,351
Transamerica Small Cap Value (A)	20,397,707	249,871,910
Transamerica Small Company Growth Liquidating Trust (D) (E) (F) (G) (H)	16,244	67,740
Transamerica Systematic Small/Mid Cap Value VP (B)	7,549,658	163,299,096
Transamerica T. Rowe Price Small Cap VP (B)	12,203,651	167,678,158
Transamerica Voya Large Cap Growth VP (B)	5,018,877	63,940,490
Transamerica Voya Mid Cap Opportunities VP (B)	5,046,398	59,648,428
Transamerica WMC US Growth VP (B)	3,608,409	115,505,187

Total Investment Companies (Cost $4,779,173,328)		5,310,749,561

Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co.
0.01% (I), dated 09/30/2014, to be repurchased at $31,211,617 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 04/01/2028 - 01/25/2039, and with a total value of $31,839,201.

$ 31,211,609	$ 31,211,609

Total Repurchase Agreement (Cost $31,211,609)	31,211,609

Total Investments (Cost $4,810,384,937) (J)	5,341,961,170
Other Assets and Liabilities, Net - 0.6%	31,019,290

Net Assets - 100.0%	$ 5,372,980,460

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (K)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EUR December Futures	Short	(4,700)	12/15/2014	$15,662,150
JPY December Futures	Short	(4,050)	12/15/2014	9,711,588
MSCI Emerging Markets Mini Index	Long	300	12/19/2014	(730,431)
NASDAQ 100 E-Mini Index	Long	1,000	12/19/2014	378,000
Russell 2000 Mini Index	Short	(1,900)	12/19/2014	5,006,090
S&P 500 E-Mini Index	Long	900	12/19/2014	(484,200)

				$29,543,197

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies
Alternative Investments	$73,057,585	$—	$—	$73,057,585
Fixed Income	1,049,990,788	—	—	1,049,990,788
Global/International Equity	1,442,868,007	—	—	1,442,868,007
Tactical and Specialty	—	—	643,009	643,009
U.S. Equity	2,744,122,432	—	67,740	2,744,190,172
Repurchase Agreement	—	31,211,609	—	31,211,609

Total Investments	$5,310,038,812	$31,211,609	$710,749	$5,341,961,170

Derivative Financial Instruments
Futures Contracts (M)	$30,757,828	$—	$—	$30,757,828

Total Derivative Financial Instruments	$30,757,828	$—	$—	$30,757,828

LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(1,214,631)	$—	$—	$(1,214,631)

Total Derivative Financial Instruments	$(1,214,631)	$—	$—	$(1,214,631)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases (N)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (O)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (O)
Investment Companies	$ 75,447	$ 724,839	$ —	$ —	$ —	$ (89,537)	$ —	$ —	$ 710,749	$ (89,537)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Non-income producing security.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $710,749, or 0.01% of the Portfolio’s net assets.
(F)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(G)	Restricted security. At September 30, 2014, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$643,009	0.01%
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	67,740	0.00	(Q)

			$887,276	$710,749	0.01%

(H)	Illiquid. Total aggregate fair value of illiquid securities is $710,749, or 0.01% of the Portfolio’s net assets.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	Aggregate cost for federal income tax purposes is $4,810,384,937. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $553,222,553 and $21,646,320, respectively. Net unrealized appreciation for tax purposes is $531,576,233.
(K)	Cash in the amount of $28,160,500 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Purchases include all purchases of securities and securities received in corporate actions.
(O)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(P)	Level 3 securities were not considered significant to the Portfolio.
(Q)	Percentage rounds to less than 0.01%.

DEFINITIONS:

MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations
S&P	Standard & Poor’s

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.3%
Alternative Investments - 2.7%
Transamerica MLP & Energy Income (A)	14,721,557	$ 177,689,192
Fixed Income - 35.6%
Transamerica Bond (A)	21,192,425	226,970,875
Transamerica Core Bond (A)	17,479,252	176,715,233
Transamerica Flexible Income (A)	25,424,351	240,260,113
Transamerica Floating Rate (A)	10,697,464	106,118,838
Transamerica Global Bond (A)	12,783,928	125,538,171
Transamerica High Yield Bond (A)	20,075,988	193,934,045
Transamerica Intermediate Bond (A)	18,055,964	181,642,996
Transamerica Money Market (A)	23,553,584	23,553,584
Transamerica PIMCO Total Return VP (B)	15,281,167	175,886,228
Transamerica Short-Term Bond (A)	66,994,634	682,675,319
Transamerica Voya Intermediate Bond VP (B)	13,226,153	131,864,750
Transamerica Voya Limited Maturity Bond VP (B)	2,907,337	29,189,660
Global/International Equity - 20.3%
Transamerica Clarion Global Real Estate Securities VP (B)	8,780,940	107,215,273
Transamerica Developing Markets Equity (A)	23,049,599	277,056,181
Transamerica Emerging Markets Equity (A)	3,429,463	34,946,232
Transamerica Global Equity (A)	5,393,457	59,166,225
Transamerica Income & Growth (A)	27,526,959	295,914,814
Transamerica International Equity (A)	6,195,477	111,766,413
Transamerica International Equity Opportunities (A)	6,000,847	51,367,247
Transamerica International Small Cap (A)	22,593,430	230,678,921
Transamerica International Small Cap Value (A)	11,718,845	139,102,689
Inflation-Protected Securities - 0.8%
Transamerica Inflation Opportunities (A)	5,083,262	50,425,960
Tactical and Specialty - 0.0% (C)
Transamerica Global Allocation Liquidating Trust (D) (E) (F) (G) (H)	36,728	335,210
U.S. Equity - 36.9%
Transamerica Capital Growth (A)	5,720,449	94,215,803
Transamerica Concentrated Growth (A)	2,248,375	35,501,837
Transamerica Dividend Focused (A)	21,892,459	288,323,679
Transamerica Growth Opportunities (A)	10,733,872	125,156,948
Transamerica Jennison Growth VP (B)	22,835,037	233,145,727
Transamerica JPMorgan Mid Cap Value VP (B)	16,518,620	345,734,716
Transamerica Large Cap Value (A)	28,468,894	373,511,895
Transamerica Mid Cap Growth (A)	5,000,387	53,654,151
Transamerica Mid Cap Value Opportunities (A)	5,044,767	51,759,313
Transamerica Small Cap Core (A)	5,657,001	58,210,539
Transamerica Small Cap Growth (A)	14,197,733	175,483,974
Transamerica Small Cap Value (A)	18,622,485	228,125,442
Transamerica Small Company Growth Liquidating Trust (D) (E) (F) (G) (H)	5,959	24,852
Transamerica Systematic Small/Mid Cap Value VP (B)	3,950,581	85,451,077
Transamerica T. Rowe Price Small Cap VP (B)	58,017	797,151

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity (continued)
Transamerica Voya Mid Cap Opportunities VP (B)	4,790,874	$ 56,628,136
Transamerica WMC US Growth VP (B)	5,350,532	171,270,532

Total Investment Companies (Cost $5,795,798,406)		6,207,009,941

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2014, to be repurchased at $190,673,346 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.00%, due 04/01/2028 - 01/25/2039, and with a total value of $194,491,272.	$ 190,673,293	190,673,293

Total Repurchase Agreement (Cost $190,673,293)		190,673,293

Total Investments (Cost $5,986,471,699) (J)		6,397,683,234
Other Assets and Liabilities, Net - 0.7%		46,619,756

Net Assets - 100.0%		$ 6,444,302,990

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (K)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EUR December Futures	Short	(4,800)	12/15/2014	$16,157,475
JPY December Futures	Short	(4,600)	12/15/2014	9,472,344
MSCI Emerging Markets Mini Index	Long	2,250	12/19/2014	(5,478,233)
NASDAQ 100 E-Mini Index	Long	2,050	12/19/2014	774,900
Russell 2000 Mini Index	Short	(1,650)	12/19/2014	4,386,830
S&P 500 E-Mini Index	Long	1,050	12/19/2014	(564,900)

				$24,748,416

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies
Alternative Investments	$177,689,192	$—	$—	$177,689,192
Fixed Income	2,294,349,812	—	—	2,294,349,812
Global/International Equity	1,307,213,995	—	—	1,307,213,995
Inflation-Protected Securities	50,425,960	—	—	50,425,960
Tactical and Specialty	—	—	335,210	335,210
U.S. Equity	2,376,970,920	—	24,852	2,376,995,772
Repurchase Agreement	—	190,673,293	—	190,673,293

Total Investments	$6,206,649,879	$190,673,293	$360,062	$6,397,683,234

Derivative Financial Instruments
Futures Contracts (M)	$30,791,549	$—	$—	$30,791,549

Total Derivative Financial Instruments	$30,791,549	$—	$—	$30,791,549

LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(6,043,133)	$—	$—	$(6,043,133)

Total Derivative Financial Instruments	$(6,043,133)	$—	$—	$(6,043,133)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases (N)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (O)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (O)
Investment Companies	$ 27,680	$ 377,869	$ —	$ —	$ —	$ (45,487)	$ —	$ —	$ 360,062	$ (45,487)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Non-income producing security.
(E)	Restricted security. At September 30, 2014, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$335,210	0.01%
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	24,852	0.00	(Q)

			$437,464	$360,062	0.01%

(F)	Illiquid. Total aggregate fair value of illiquid securities is $360,062, or 0.01% of the Portfolio’s net assets.
(G)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $360,062, or 0.01% of the Portfolio’s net assets.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	Aggregate cost for federal income tax purposes is $5,986,471,699. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $452,096,614 and $40,885,079, respectively. Net unrealized appreciation for tax purposes is $411,211,535.
(K)	Cash in the amount of $35,253,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Purchases include all purchases of securities and securities received in corporate actions.
(O)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(P)	Level 3 securities were not considered significant to the Portfolio.
(Q)	Percentage rounds to less than 0.01%.

DEFINITIONS:

MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations
S&P	Standard & Poor’s

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 9.8%
General Dynamics Corp.	179,900	$ 22,863,491
Honeywell International, Inc.	344,800	32,107,776
Raytheon Co.	417,300	42,406,026
Airlines - 3.3%
Southwest Airlines Co.	971,200	32,797,424
Banks - 7.8%
PNC Financial Services Group, Inc.	405,100	34,668,458
Wells Fargo & Co.	831,800	43,145,466
Capital Markets - 3.6%
State Street Corp.	488,600	35,965,846
Chemicals - 2.5%
E.I. du Pont de Nemours & Co. (A)	345,300	24,778,728
Construction Materials - 1.6%
CRH PLC - ADR (A)	701,200	15,994,372
Consumer Finance - 3.0%
American Express Co.	337,100	29,509,734
Diversified Financial Services - 8.1%
Bank of America Corp.	2,745,400	46,809,070
JPMorgan Chase & Co.	559,400	33,698,256
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	684,600	24,125,304
Verizon Communications, Inc.	434,600	21,725,654
Electric Utilities - 1.5%
Entergy Corp. - Class B	188,100	14,545,773
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	369,900	28,286,253
Health Care Equipment & Supplies - 3.7%
Medtronic, Inc.	589,200	36,500,940
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	283,600	21,247,312
Household Durables - 0.9%
Lennar Corp. - Class A (A)	243,600	9,458,988
Industrial Conglomerates - 0.9%
General Electric Co.	371,500	9,517,830
Insurance - 1.7%
Loews Corp.	397,300	16,551,518
Machinery - 4.7%
Illinois Tool Works, Inc. - Class A	357,300	30,163,266
Stanley Black & Decker, Inc.	193,131	17,148,102
Metals & Mining - 0.8%
Rio Tinto PLC - ADR (A)	163,300	8,031,094
Multiline Retail - 2.5%
Target Corp.	394,300	24,714,724
Oil, Gas & Consumable Fuels - 13.6%
BP PLC - ADR	640,100	28,132,395
ConocoPhillips	396,400	30,332,528
Marathon Oil Corp.	429,100	16,129,869
Occidental Petroleum Corp.	298,400	28,691,160
Phillips 66	396,100	32,206,891
Pharmaceuticals - 10.5%
Johnson & Johnson	312,300	33,288,057
Merck & Co., Inc.	585,200	34,690,656
Pfizer, Inc.	1,223,800	36,187,766
Road & Rail - 1.3%
Norfolk Southern Corp.	114,400	12,767,040

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.4%
Gap, Inc. - Class A	346,300	$ 14,437,247
Tobacco - 4.4%
Altria Group, Inc.	340,200	15,628,788
Philip Morris International, Inc.	334,600	27,905,640

Total Common Stocks (Cost $788,350,334)		967,159,442

SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	45,694,554	45,694,554

Total Securities Lending Collateral (Cost $45,694,554)		45,694,554

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $28,730,457 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/25/2039, and with a value of $29,309,243.	$ 28,730,449	28,730,449

Total Repurchase Agreement (Cost $28,730,449)		28,730,449

Total Investments (Cost $862,775,337) (C)		1,041,584,445
Other Assets and Liabilities, Net - (4.6)%		(46,266,590)

Net Assets - 100.0%		$ 995,317,855

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$967,159,442	$—	$—	$967,159,442
Securities Lending Collateral	45,694,554	—	—	45,694,554
Repurchase Agreement	—	28,730,449	—	28,730,449

Total Investments	$1,012,853,996	$28,730,449	$—	$1,041,584,445

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $44,701,802. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $862,775,337. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $188,335,950 and $9,526,842, respectively. Net unrealized appreciation for tax purposes is $178,809,108.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.5%
United States - 4.5%
U.S. Treasury Note
0.25%, 01/15/2015 - 03/31/2015	$ 11,288,300	$ 11,298,626
1.25%, 10/31/2018	7,395,800	7,303,352
1.63%, 07/31/2019 - 08/31/2019 (A)	21,104,100	20,965,083
2.00%, 05/31/2021	13,976,900	13,815,299
2.25%, 04/30/2021	10,468,800	10,521,144

Total U.S. Government Obligations (Cost $64,138,705)		63,903,504

FOREIGN GOVERNMENT OBLIGATIONS - 8.3%
Argentina - 0.3%
Argentina Bonar Bonds
8.75%, 05/07/2024	1,806,183	1,001,403
Series X
7.00%, 04/17/2017	2,760,784	2,453,367
Australia - 1.9%
Australia Government Bond
2.75%, 10/21/2019	AUD 18,769,000	16,235,839
5.25%, 03/15/2019	10,517,000	10,106,325
Brazil - 1.4%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 05/15/2023 - 08/15/2024	BRL 8,012,000	6,473,876
Series F
10.00%, 01/01/2021 - 01/01/2025	42,432,000	11,516,633
Brazilian Government International Bond
4.88%, 01/22/2021	$ 1,498,000	1,592,374
Germany - 0.8%
Bundesrepublik Deutschland
4.25%, 07/04/2017	EUR 8,292,425	11,716,985
Indonesia - 0.1%
Indonesia Treasury Bond
7.88%, 04/15/2019	IDR 16,451,000,000	1,329,851
Mexico - 1.7%
Mexican Bonos
8.00%, 12/07/2023	MXN 90,624,700	7,642,360
10.00%, 12/05/2024	175,460,900	16,868,886
Poland - 0.8%
Poland Government Bond
5.25%, 10/25/2020	PLN 15,145,000	5,256,866
5.75%, 10/25/2021	15,840,000	5,692,362
Turkey - 0.0% (B)
Turkey Government International Bond
6.75%, 04/03/2018	$ 288,000	318,960
United Kingdom - 1.3%
U.K. Gilt
2.25%, 09/07/2023 - Reg S	GBP 11,239,448	18,129,547

Total Foreign Government Obligations (Cost $129,799,326)		116,335,634

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
United States - 0.3%
Deutsche Bank Capital Funding Trust VII
5.63%, 01/19/2016 - 144A (C) (D)	$ 149,000	153,099
USB Capital IX
3.50%, 10/31/2014 (C) (D)	956,000	812,600

	Principal	Value
PREFERRED CORPORATE DEBT SECURITIES (continued)
United States (continued)
JPMorgan Chase & Co.
6.10%, 10/01/2024 (C) (D)	$ 2,765,000	$ 2,733,894

Total Preferred Corporate Debt Securities (Cost $3,865,613)		3,699,593

CORPORATE DEBT SECURITIES - 4.3%
Argentina - 0.1%
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 - 144A	154,000	112,420
Provincia de Buenos Aires
10.88%, 01/26/2021 - Reg S	329,000	296,922
YPF SA
8.75%, 04/04/2024 - 144A	593,000	604,860
8.88%, 12/19/2018 - 144A	793,000	816,790
Australia - 0.1%
FMG Resources, Ltd.
6.00%, 04/01/2017 - 144A (A)	388,000	390,910
TFS Corp., Ltd.
11.00%, 07/15/2018 - 144A	1,157,000	1,266,915
Canada - 0.0% (B)
Viterra, Inc.
5.95%, 08/01/2020 - 144A	292,000	327,313
Cayman Islands - 0.2%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A	656,000	686,726
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 - 144A	679,000	638,260
Petrobras International Finance Co.
5.38%, 01/27/2021	394,000	398,263
Sun Hung KAI Properties Capital Market, Ltd., Series MTN
4.50%, 02/14/2022 - Reg S	475,000	500,008
Chile - 0.1%
Banco Santander Chile
2.11%, 06/07/2018 - 144A (C)	1,022,000	1,038,607
Inversiones Alsacia SA
8.00%, 08/18/2018 - 144A (E) (F)	724,540	507,178
Colombia - 0.0% (B)
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/2022 - 144A	332,000	333,660
France - 0.2%
BNP Paribas SA, Series MTN
2.40%, 12/12/2018 (A)	2,149,000	2,155,120
Germany - 0.0% (B)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	302,000	305,020
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041 - Reg S (C)	673,000	713,380
India - 0.1%
State Bank of India
3.62%, 04/17/2019 - 144A (A)	984,000	998,578
Italy - 0.2%
Intesa Sanpaolo SpA
3.88%, 01/16/2018 - 01/15/2019	2,260,000	2,346,526
Telecom Italia SpA
5.30%, 05/30/2024 - 144A	966,000	946,680
Japan - 0.1%
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/2019 (A)	866,000	875,190

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
9.00%, 10/31/2017 - 144A	$ 1,543,730	$ 1,420,232
Korea, Republic of - 0.0% (B)
Export-Import Bank of Korea
2.88%, 09/17/2018	418,000	426,813
Luxembourg - 0.1%
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	895,000	955,413
Mexico - 0.1%
Trust F/1401
5.25%, 12/15/2024 - 144A	843,000	876,720
Netherlands - 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/2022	353,000	354,503
Petrobras Global Finance BV
2.37%, 01/15/2019 (A) (C)	2,053,000	2,052,384
Singapore - 0.0% (B)
Bumi Investment Pte, Ltd., Series MTN
10.75%, 10/06/2017 - 144A	449,000	190,825
Switzerland - 0.0% (B)
UBS AG, Series MTN
2.38%, 08/14/2019	692,000	685,923
United Kingdom - 0.4%
BAT International Finance PLC
2.13%, 06/07/2017 - 144A	647,000	657,519
HSBC Holdings PLC
6.38%, 09/17/2024 (A) (C) (D)	2,275,000	2,272,156
Lloyds Bank PLC
2.30%, 11/27/2018 (A)	254,000	254,580
Lloyds Bank PLC, Series MTN
13.00%, 01/22/2029 (C) (D)	GBP 1,189,000	3,185,272
United States - 2.2%
Ally Financial, Inc.
2.75%, 01/30/2017	$ 1,087,000	1,065,260
3.50%, 01/27/2019	691,000	671,997
American Tower Corp.
3.40%, 02/15/2019	296,000	302,414
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017	469,000	468,375
AT&T, Inc.
2.38%, 11/27/2018 (A)	1,817,000	1,833,998
Banco Del Estado De Chile
2.03%, 04/02/2015	789,000	794,561
Bank of America Corp.
2.00%, 01/11/2018	1,019,000	1,014,568
2.60%, 01/15/2019	688,000	686,660
Bank of America Corp., Series MTN
1.30%, 03/22/2018 (C)	551,000	561,232
6.88%, 04/25/2018	691,000	797,002
Best Buy Co., Inc.
5.00%, 08/01/2018	643,000	662,290
Building Materials Corp. of America
6.88%, 08/15/2018 - 144A	207,000	214,245
Cablevision Systems Corp.
5.88%, 09/15/2022 (A)	416,000	402,480
Capital One Bank USA NA
2.15%, 11/21/2018	726,000	723,372
Chesapeake Energy Corp.
3.48%, 04/15/2019 (C)	446,000	447,115
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	752,000	759,520

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc.
5.95%, 01/30/2023 (C) (D)	$ 534,000	$ 533,833
Crown Cork & Seal Co., Inc.
7.50%, 12/15/2096	38,000	35,340
Ford Motor Credit Co. LLC
1.72%, 12/06/2017	1,777,000	1,764,472
2.38%, 01/16/2018	694,000	700,397
5.00%, 05/15/2018	884,000	965,457
Forest Laboratories, Inc.
4.38%, 02/01/2019 - 144A	904,000	951,515
5.00%, 12/15/2021 - 144A	619,000	661,640
General Electric Capital Corp.
6.25%, 12/15/2022 (C) (D)	1,100,000	1,185,250
General Electric Capital Corp., Series MTN
5.55%, 05/04/2020	519,000	593,822
6.38%, 11/15/2067 (C)	800,000	866,000
General Motors Financial Co., Inc.
3.50%, 07/10/2019	1,040,000	1,047,797
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (A) (C) (D)	1,228,000	1,245,806
HSBC USA, Inc.
1.63%, 01/16/2018	705,000	702,463
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	192,000	209,280
Hyundai Capital America
2.13%, 10/02/2017 - 144A	396,000	400,796
JPMorgan Chase & Co.
5.15%, 05/01/2023 (C) (D)	1,360,000	1,295,400
6.13%, 06/27/2017	514,000	572,961
Morgan Stanley
5.45%, 07/15/2019 (C) (D)	905,000	898,212
Morgan Stanley, Series MTN
7.30%, 05/13/2019	402,000	479,489
Mylan, Inc.
2.55%, 03/28/2019	956,000	950,702
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (D)	611,000	635,440
Reliance Holding USA, Inc.
4.50%, 10/19/2020 - 144A	493,000	515,770
5.40%, 02/14/2022 - 144A	250,000	272,908
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	511,000	516,110
SunGard Data Systems, Inc.
7.38%, 11/15/2018	278,000	286,340
Synchrony Financial
3.75%, 08/15/2021	700,000	706,323
Xerox Corp.
6.35%, 05/15/2018	400,000	457,052

Total Corporate Debt Securities (Cost $61,089,761)		60,447,330

CONVERTIBLE BONDS - 2.5%
Cayman Islands - 0.0% (B)
SINA Corp.
1.00%, 12/01/2018 - 144A	663,000	610,375
India - 0.1%
REI Agro, Ltd.
5.50%, 11/13/2014 - Reg S (E) (F)	259,000	144,716
5.50%, 11/13/2014 - 144A (E) (F)	697,000	389,449
Suzlon Energy, Ltd.
3.25%, 07/16/2019 - 144A (G)	2,034,000	1,525,500
Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 - 144A	2,208,000	2,031,360

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Luxembourg - 0.1%
Telecom Italia Finance SA
6.13%, 11/15/2016 - Reg S	EUR 100,000	$ 154,029
6.13%, 11/15/2016 - 144A (H)	900,000	1,386,261
Netherlands - 0.3%
Bio City Development Co. BV
8.00%, 07/06/2018 - 144A (E) (F) (H)	$ 2,400,000	1,476,480
Volkswagen International Finance NV
5.50%, 11/09/2015 - 144A	EUR 1,600,000	2,083,730
Singapore - 0.4%
CapitaLand, Ltd.
1.95%, 10/17/2023 - 144A	SGD 1,250,000	999,451
2.10%, 11/15/2016 - Reg S	1,500,000	1,178,765
2.95%, 06/20/2022 - Reg S	2,750,000	2,158,050
Olam International, Ltd.
6.00%, 10/15/2016 - Reg S	$ 1,100,000	1,179,750
Spain - 0.2%
Telefonica Participaciones SAU
4.90%, 09/25/2017	EUR 1,500,000	1,926,424
Telefonica SA
6.00%, 07/14/2017 (H)	500,000	666,644
United States - 1.3%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	$ 240,000	254,100
1.50%, 10/15/2020 (A)	240,000	262,800
Brookdale Senior Living, Inc.
2.75%, 06/15/2018	135,000	173,728
Cobalt International Energy, Inc.
2.63%, 12/01/2019	1,667,000	1,380,484
3.13%, 05/15/2024	2,054,000	1,835,762
Cubist Pharmaceuticals, Inc.
2.50%, 11/01/2017	440,000	1,024,925
Delta Topco, Ltd.
10.00%, 11/24/2060 (F) (H) (I)	1,284,140	1,289,155
Forest City Enterprises, Inc.
4.25%, 08/15/2018	750,000	823,594
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	838,000	3,912,936
Intel Corp.
3.25%, 08/01/2039	427,000	716,026
Mylan, Inc.
3.75%, 09/15/2015	747,000	2,551,939
salesforce.com, Inc.
0.25%, 04/01/2018 (A)	765,000	852,975
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016	704,000	935,440
Twitter, Inc.
1.00%, 09/15/2021 - 144A (A)	650,000	635,781
WellPoint, Inc.
2.75%, 10/15/2042	825,000	1,358,672

Total Convertible Bonds (Cost $36,343,450)		35,919,301

LOAN ASSIGNMENTS - 1.2%
Canada - 0.0% (B)
Essar Steel Algoma, Inc., ABL Term Loan
12.25%, 11/15/2014 (C)	373,549	373,316

	Principal	Value
LOAN ASSIGNMENTS (continued)
Germany - 0.1%
Deutsche Raststatten Gruppe IV GmbH, Term Loan A
3.33%, 12/10/2018 (C)	EUR 611,780	$ 770,455
Deutsche Raststatten Gruppe IV GmbH, Term Loan B
3.58%, 12/10/2019 (C)	246,680	311,569
Ireland - 0.2%
Grifols Worldwide Operations USA, Inc., Term Loan B
3.15%, 02/27/2021 (C)	$ 2,767,748	2,715,084
Luxembourg - 0.0% (B)
Mallinckrodt International Finance SA, Term Loan B
3.50%, 03/19/2021 (C)	327,843	322,464
Marshall Islands - 0.1%
Drillships Financing Holding, Inc., Term Loan B1
6.00%, 03/31/2021 (C)	644,383	616,460
Drillships Ocean Ventures, Inc., Term Loan B
5.50%, 07/25/2021 (C)	753,031	724,792
United States - 0.8%
Charter Communications Operating LLC, Term Loan G
4.25%, 09/12/2021 (C)	891,000	887,181
Fieldwood Energy LLC, 2nd Lien Term Loan
8.38%, 09/30/2020 (C)	904,280	905,410
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020 (C)	3,082,401	3,031,761
Obsidian Natural Gas Trust, Term Loan
7.00%, 11/02/2015 (C) (F)	396,330	395,339
Seadrill Partners Finance Co. LLC, Term Loan B
4.00%, 02/21/2021 (C)	1,644,824	1,559,645
Sheridan Investment Partners II, LP, Term Loan A
4.25%, 12/16/2020 (C) (F)	190,813	187,473
Sheridan Investment Partners II, LP, Term Loan B
4.25%, 12/16/2020 (C) (F)	1,372,257	1,348,243
Sheridan Investment Partners II, LP, Term Loan M
4.25%, 12/16/2020 (C) (F)	71,095	69,851
Univision Communications, Inc., Term Loan C4
4.00%, 03/01/2020 (C)	2,124,304	2,081,376

Total Loan Assignments (Cost $16,657,836)		16,300,419

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.8%
United States - 12.8%
U.S. Treasury Bill
0.02%, 02/12/2015 (J)	18,000,000	17,997,683
0.03%, 10/30/2014 (J) (K)	300	300
0.03%, 11/20/2014 - 12/11/2014 (J)	122,060,000	122,052,493
0.04%, 10/09/2014 - 10/16/2014 (J)	115,700	115,698
0.05%, 01/15/2015 - 03/19/2015 (J)	10,882,000	10,880,073
0.05%, 02/19/2015 - 03/12/2015 (A) (J)	30,000,000	29,994,311

Total Short-Term U.S. Government Obligations (Cost $181,040,558)		181,040,558

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Japan - 0.5%
Japan Treasury Discount Bill
0.00% (AD), 03/10/2015 (J)	JPY 140,000,000	$ 1,276,638
0.00% (AD), 11/25/2014 - 01/08/2015 (J)	690,000,000	6,291,430
Mexico - 1.5%
Mexico Cetes
0.32%, 10/16/2014 (J)	MXN 51,887,000	3,857,870
1.00%, 11/13/2014 (J)	13,830,000	1,025,525
1.29%, 12/11/2014 (J)	44,238,800	3,274,616
1.40%, 12/11/2014 (J)	25,500,000	1,887,750
2.07%, 01/22/2015 (J)	41,639,000	3,071,995
2.67%, 02/05/2015 - 02/19/2015 (J)	37,863,540	2,788,209
2.69%, 03/05/2015 (J)	34,574,790	2,542,043
2.85%, 03/19/2015 (J)	27,588,530	2,026,029

Total Short-Term Foreign Government Obligations (Cost $28,677,652)		28,042,105

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%
Germany - 0.3%
Volkswagen AG, 2.58% (J)	16,737	3,475,363
United States - 0.5%
American Tower Corp. - Series A, 5.25%	5,505	597,293
Cliffs Natural Resources, Inc., 7.00% (A)	27,487	307,854
Crown Castle International Corp. - Series A, 4.50%	12,790	1,345,252
Dominion Resources, Inc., 6.38%	13,500	673,650
Forestar Group, Inc., 6.00%	26,350	623,177
Health Care REIT, Inc. - Series I, 6.50% (A)	20,238	1,157,209
NextEra Energy, Inc., 5.60%	18,136	1,130,236
Stanley Black & Decker, Inc., 0.00% (A) (L)	3,792	429,216
United Technologies Corp., 0.00% (A)	10,107	595,201
Wells Fargo & Co. - Series L, Class A, 7.50%	452	543,535

Total Convertible Preferred Stocks (Cost $12,089,049)		10,877,986

PREFERRED STOCKS - 1.1%
Brazil - 0.2%
Cia Brasileira de Distribuicao, 0.92% (J)	20,407	890,813
Itau Unibanco Holding SA, 3.14% (J)	147,451	2,040,309
Korea, Republic of - 0.0% (B)
Samsung Electronics Co., Ltd., 1.23% (J)	322	274,017
United Kingdom - 0.2%
HSBC Holdings PLC - Series 2, 8.00% (J)	29,766	792,966
Royal Bank of Scotland Group PLC - Series M, 6.40% (A) (J)	21,475	526,138
Royal Bank of Scotland Group PLC - Series Q, 6.75% (A) (J)	17,733	443,502
Royal Bank of Scotland Group PLC - Series T, 7.25% (J)	25,538	644,834
United States - 0.7%
Citigroup Capital XIII, 7.88% (C)	48,688	1,310,681
Federal National Mortgage Association - Series S, 8.25% (C)	87,074	801,081
GMAC Capital Trust I - Series 2, 8.13% (C)	59,188	1,574,993
Palantir Technologies, Inc., 0.00% (F) (H) (I)	212,750	1,304,158
RBS Capital Funding Trust V - Series E, 5.90%	40,922	963,304

	Shares	Value
PREFERRED STOCKS (continued)
United States (continued)
RBS Capital Funding Trust VII - Series G, 6.08%	51,132	$ 1,221,543
Uber Technologies, Inc., 0.00% (H) (F) (I)	32,266	2,002,176
US Bancorp - Series F, 6.50% (C)	27,000	774,360
US Bancorp - Series G, 6.00% (C)	12,787	345,121

Total Preferred Stocks (Cost $16,400,720)		15,909,996

COMMON STOCKS - 59.9%
Australia - 0.4%
BHP Billiton PLC	83,125	2,311,101
Healthscope, Ltd. (L)	963,310	2,057,960
Mesoblast, Ltd. (A) (L)	115,614	437,296
National Australia Bank, Ltd. - Class N	45,318	1,291,128
Belgium - 0.1%
Anheuser-Busch InBev NV	5,018	558,503
RHJ International SA (A) (L)	78,455	386,759
Bermuda - 0.0% (B)
Axis Capital Holdings, Ltd.	4,278	202,478
Brazil - 0.5%
BR Malls Participacoes SA	139,122	1,098,653
Cosan, Ltd. - Class A	108,068	1,162,812
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	102,052	514,898
Hypermarcas SA (L)	148,084	1,063,555
MRV Engenharia e Participacoes SA	174,755	586,146
Oi SA - ADR	458,450	320,915
Petroleo Brasileiro SA - ADR (L)	81,429	1,155,478
Qualicorp SA (L)	79,290	784,559
SLC Agricola SA	51,668	346,388
Canada - 2.2%
Agrium, Inc. (A)	14,719	1,309,991
Athabasca Oil Corp. - Class A (L)	210,475	1,076,853
Bank of Nova Scotia (A)	18,753	1,159,891
Barrick Gold Corp.	117,888	1,728,238
Cameco Corp. - Class A (A)	111,216	1,964,075
Canadian National Railway Co.	50,678	3,596,111
Canadian Natural Resources, Ltd.	143,633	5,578,706
Catamaran Corp. (L)	27,737	1,169,115
Eldorado Gold Corp. - Class A	203,292	1,370,467
First Quantum Minerals, Ltd.	222,098	4,287,476
Goldcorp, Inc.	155,092	3,571,769
lululemon athletica, Inc. (A) (L)	23,392	982,698
Magna International, Inc. - Class A	6,554	622,040
Platinum Group Metals, Ltd. (L)	608,341	537,754
Silver Wheaton Corp.	49,894	994,387
Suncor Energy, Inc.	4,963	179,412
Teck Resources, Ltd. - Class B	48,282	912,047
China - 0.7%
Alibaba Group Holding, Ltd. - ADR (L)	29,354	2,608,103
CNOOC, Ltd.	1,088,000	1,863,577
Dongfeng Motor Group Co., Ltd. - Class H	200,000	328,661
Haitian International Holdings, Ltd. - Series B	288,000	653,530
Mindray Medical International, Ltd. - ADR (A)	33,788	1,019,046
SINA Corp. (A) (L)	52,467	2,158,492
Sinopharm Group Co., Ltd. - Class H (A)	234,800	857,271
Zhongsheng Group Holdings, Ltd.	390,500	416,407
Denmark - 0.0% (B)
TDC A/S - Class B	71,091	539,918
France - 3.8%
Airbus Group NV	77,033	4,847,315
Arkema SA	27,696	1,858,214

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
AtoS	31,440	$ 2,278,180
AXA SA	83,538	2,058,553
BNP Paribas SA	93,451	6,199,110
Bouygues SA - Class A	1,453	47,101
Cie de St-Gobain	51,549	2,359,224
Danone SA	11,202	749,881
GDF Suez	77,496	1,943,924
L’Oreal SA	4,527	718,731
LVMH Moet Hennessy Louis Vuitton SA	9,761	1,586,695
Orange SA	18,872	283,771
Remy Cointreau SA (A)	13,151	946,792
Safran SA	112,965	7,330,924
Sanofi	51,320	5,805,257
Sanofi - ADR	17,205	970,878
Schneider Electric SE	27,770	2,131,742
Societe Generale SA	37,214	1,899,868
Technip SA	29,070	2,445,711
Total SA (A)	20,278	1,317,745
Total SA - ADR	47,132	3,037,657
UBISOFT Entertainment (L)	70,906	1,164,252
Worldline SA (L)	82,510	1,667,429
Germany - 1.7%
Allianz SE - Class A	9,490	1,538,448
Bayerische Motoren Werke AG	13,187	1,416,080
Beiersdorf AG	11,738	980,571
Deutsche Annington Immobilien SE	66,135	1,919,562
Deutsche Bank AG	64,771	2,272,246
Deutsche Boerse AG	17,750	1,195,613
Deutsche Telekom AG	95,944	1,454,185
Fresenius SE & Co. KGaA	39,260	1,943,576
Linde AG	9,000	1,729,558
RWE AG	14,568	567,736
Siemens AG - Class A	69,201	8,248,349
Volkswagen AG	512	106,250
Hong Kong - 1.0%
AIA Group, Ltd.	231,800	1,198,577
Beijing Enterprises Holdings, Ltd.	317,500	2,725,278
China Overseas Land & Investment, Ltd. (A)	622,000	1,598,887
FU JI Food and Catering Services Holdings, Ltd. (L)	10,000	1,597
Link REIT	340,000	1,961,660
Sino Biopharmaceutical, Ltd.	860,000	859,463
Sun Hung Kai Properties, Ltd.	283,000	4,012,737
Wharf Holdings, Ltd.	348,000	2,476,159
Indonesia - 0.1%
Siloam International Hospitals Tbk PT (L)	714,634	881,196
Ireland - 0.4%
Accenture PLC - Class A (A)	3,140	255,345
Perrigo Co. PLC	8,653	1,299,594
Seagate Technology PLC (A)	4,651	266,363
Shire PLC	30,399	2,631,624
XL Group PLC - Class A	32,674	1,083,796
Israel - 0.0% (B)
Check Point Software Technologies, Ltd. - Class A (A) (L)	3,813	264,012
Italy - 0.6%
Ei Towers SpA (L)	28,862	1,531,439
Enel SpA	291,965	1,549,557
Intesa Sanpaolo SpA	691,446	2,101,235
Snam SpA	134,925	746,427
Telecom Italia SpA (L)	468,911	537,474
Telecom Italia SpA - RSP	101,654	90,325
Terna Rete Elettrica Nazionale SpA	78,278	393,697
UniCredit SpA - Class A	111,230	879,462

	Shares	Value
COMMON STOCKS (continued)
Japan - 10.1%
Aisin Seiki Co., Ltd.	33,600	$ 1,211,653
Ajinomoto Co., Inc.	44,000	732,163
Alpine Electronics, Inc. (A)	5,500	90,618
Asahi Kasei Corp.	166,000	1,347,676
Astellas Pharma, Inc.	66,600	991,637
Autobacs Seven Co., Ltd. (A)	4,100	63,738
Bandai Namco Holdings, Inc.	10,400	266,934
Bank of Yokohama, Ltd.	41,000	225,495
Bridgestone Corp.	88,400	2,919,396
Canon Marketing Japan, Inc.	3,800	73,176
Chiba Bank, Ltd.	35,000	243,492
Chubu Electric Power Co., Inc. (L)	41,400	475,246
Daihatsu Motor Co., Ltd. (A)	13,000	206,364
Daikin Industries, Ltd.	24,800	1,537,182
Daikyo, Inc.	69,000	128,972
Daito Trust Construction Co., Ltd.	9,200	1,086,720
DeNA Co., Ltd. (A)	75,400	959,043
Denso Corp.	80,100	3,691,867
East Japan Railway Co.	48,700	3,650,002
FANUC Corp.	5,400	975,373
Fuji Heavy Industries, Ltd.	287,200	9,495,210
Fukuoka Financial Group, Inc. - Class A	141,000	672,377
Futaba Industrial Co., Ltd.	43,500	252,651
Gree, Inc. (A)	92,700	632,228
GS Yuasa Corp.	49,000	285,489
GungHo Online Entertainment, Inc.	98,200	468,280
Hitachi Chemical Co., Ltd.	57,900	1,029,451
Hitachi High-Technologies Corp.	6,100	175,199
Hitachi, Ltd.	426,000	3,253,020
Honda Motor Co., Ltd. (A)	100,600	3,485,571
Hoya Corp.	60,800	2,042,281
IHI Corp. (A)	194,000	1,004,714
INPEX Corp.	250,400	3,537,678
Isuzu Motors, Ltd.	83,500	1,180,077
Japan Airlines Co., Ltd.	100,200	2,740,825
JGC Corp.	82,000	2,238,505
JSR Corp. (A)	92,200	1,608,193
Kamigumi Co., Ltd.	8,000	75,715
KDDI Corp. (A)	42,800	2,572,878
Keyence Corp.	800	347,682
Kinden Corp.	8,000	82,279
Kirin Holdings Co., Ltd.	59,300	787,513
Koito Manufacturing Co., Ltd. (A)	9,300	252,607
Komatsu, Ltd. (A)	31,300	723,888
Kubota Corp. (A)	53,000	837,224
Kuraray Co., Ltd. (A)	94,900	1,112,755
Kyocera Corp. (A)	26,700	1,244,255
Kyowa Hakko Kirin Co., Ltd.	20,000	245,270
Mabuchi Motor Co., Ltd.	1,900	165,617
Maeda Road Construction Co., Ltd.	4,000	62,220
Mitsubishi Corp. (A)	139,200	2,850,633
Mitsubishi Electric Corp.	170,000	2,263,825
Mitsubishi Heavy Industries, Ltd.	237,000	1,524,752
Mitsubishi UFJ Financial Group, Inc.	607,000	3,432,518
Mitsui & Co., Ltd. (A)	458,100	7,223,925
MS&AD Insurance Group Holdings, Inc.	88,300	1,926,216
Murata Manufacturing Co., Ltd. (A)	11,800	1,341,655
Nabtesco Corp. (A)	10,400	249,297
NEC Corp.	388,000	1,340,798
Nexon Co., Ltd.	30,900	254,976
Nikon Corp. (A)	14,400	208,106
Nintendo Co., Ltd.	18,700	2,034,110
Nippon Express Co., Ltd.	46,000	192,514
Nippon Telegraph & Telephone Corp.	20,600	1,281,173
Nitori Holdings Co., Ltd.	15,400	953,417

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nitto Denko Corp.	41,700	$ 2,286,989
Nomura Real Estate Holdings, Inc.	38,500	661,354
Okumura Corp.	157,000	916,161
Omron Corp.	11,300	513,098
Otsuka Holdings Co., Ltd.	32,800	1,130,467
Rinnai Corp.	13,300	1,104,746
ROHM Co., Ltd.	33,200	2,088,717
Ryohin Keikaku Co., Ltd.	6,900	822,275
Sanrio Co., Ltd. (A)	8,100	234,858
Sawai Pharmaceutical Co., Ltd.	3,800	218,628
Sega Sammy Holdings, Inc. (A)	41,500	667,860
Seino Holdings Co., Ltd.	12,000	96,175
Shimamura Co., Ltd. (A)	1,500	137,862
Shin-Etsu Chemical Co., Ltd.	54,400	3,555,406
Ship Healthcare Holdings, Inc.	18,300	585,667
Shizuoka Bank, Ltd. (A)	23,000	236,763
SMC Corp.	1,900	524,048
Sohgo Security Services Co., Ltd. (A)	5,700	133,983
Sompo Japan Nipponkoa Holdings, Inc.	57,900	1,404,804
Sony Corp.	39,900	724,330
Sony Financial Holdings, Inc.	79,300	1,282,682
Stanley Electric Co., Ltd.	5,700	123,277
Sumitomo Corp. (A)	124,200	1,370,815
Sumitomo Dainippon Pharma Co., Ltd. (A)	23,100	294,239
Sumitomo Electric Industries, Ltd.	74,700	1,103,728
Sumitomo Mitsui Financial Group, Inc. (A)	85,900	3,501,791
Sumitomo Mitsui Trust Holdings, Inc.	173,000	720,077
Suntory Beverage & Food, Ltd.	26,300	932,820
Suzuki Motor Corp.	166,100	5,505,872
THK Co., Ltd.	5,800	144,372
Toda Corp.	200,000	1,004,787
Tokio Marine Holdings, Inc.	220,400	6,837,575
Tokyo Gas Co., Ltd.	422,000	2,372,127
Toyota Industries Corp.	71,400	3,450,376
Toyota Motor Corp.	42,000	2,475,003
Trend Micro, Inc.	7,000	236,791
TV Asahi Holdings Corp.	3,900	61,518
Ube Industries, Ltd.	367,000	585,594
Yamada Denki Co., Ltd. (A)	543,500	1,585,776
Yamaha Corp.	14,100	184,229
Yamaha Motor Co., Ltd.	19,400	379,421
Kazakhstan - 0.0% (B)
KazMunaiGas Exploration Production JSC - GDR, Reg S	6,904	120,820
Korea, Republic of - 0.5%
Hyundai Motor Co.	8,462	1,527,611
Hyundai Wia Corp.	3,873	789,097
LG Household & Health Care, Ltd.	771	370,431
Orion Corp.	55	45,605
Samsung Electronics Co., Ltd.	3,583	4,020,158
Samsung Heavy Industries Co., Ltd.	24,860	594,850
Samsung SDI Co., Ltd.	2,957	343,267
Luxembourg - 0.0% (B)
RTL Group SA (L)	6,944	595,438
Malaysia - 0.3%
Axiata Group Bhd	735,600	1,569,639
IHH Healthcare Bhd - Class A	1,177,100	1,822,792
Telekom Malaysia Bhd	343,900	691,888
Mexico - 0.4%
America Movil SAB de CV - Series L ADR	31,850	802,620
Fibra Uno Administracion SA de CV - REIT	706,905	2,325,383
Fomento Economico Mexicano SAB de CV - ADR	6,396	588,752

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Televisa SAB (A)	118,001	$ 800,848
TF Administradora Industrial S de RL de CV - REIT (L)	671,175	1,478,729
Netherlands - 2.0%
Akzo Nobel NV	28,598	1,959,549
Constellium NV - Class A (L)	75,326	1,853,773
ING Groep NV - CVA (L)	155,445	2,220,548
Koninklijke DSM NV	26,128	1,612,263
Koninklijke Philips NV	23,069	736,154
Mobileye NV - Class F2 (F) (H) (I) (L)	30,480	7,758,760
Royal Dutch Shell PLC - Class A ADR	61,283	4,665,475
SBM Offshore NV (A) (L)	199,299	2,893,575
Unilever NV - CVA	111,586	4,443,799
Norway - 0.3%
Statoil ASA	138,223	3,769,278
Portugal - 0.0% (B)
NOS SGPS	105,268	634,745
Russian Federation - 0.0% (B)
Novorossiysk Commercial Sea Port PJSC - GDR, Reg S	32,012	91,554
Singapore - 0.7%
CapitaLand, Ltd.	1,224,000	3,070,314
Global Logistic Properties, Ltd. - Class L	773,000	1,642,102
Keppel Corp., Ltd.	313,000	2,576,233
Raffles Medical Group, Ltd.	190,000	573,411
Singapore Telecommunications, Ltd.	619,000	1,843,850
South Africa - 0.1%
Life Healthcare Group Holdings, Ltd.	196,223	774,614
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	153,707	1,854,228
Gas Natural SDG SA	21,493	632,791
Sweden - 0.5%
Getinge AB - Class B	47,661	1,202,753
Lundin Petroleum AB (L)	200,381	3,390,593
Svenska Handelsbanken AB - Class A	43,006	2,023,356
Switzerland - 2.1%
ACE, Ltd.	2,599	272,557
Nestle SA	94,697	6,968,120
Novartis AG	44,486	4,200,705
Roche Holding AG	29,825	8,844,095
Swisscom AG	904	513,690
Syngenta AG	14,140	4,506,968
TE Connectivity, Ltd.	5,133	283,803
UBS AG - Class A (L)	198,391	3,462,024
Taiwan - 0.1%
Cheng Shin Rubber Industry Co., Ltd.	251,000	553,661
Far EasTone Telecommunications Co., Ltd.	258,000	494,466
Taiwan Mobile Co., Ltd.	166,000	503,684
Yulon Motor Co., Ltd.	309,000	462,187
Thailand - 0.2%
Bangkok Dusit Medical Services PCL - Class F (A)	2,618,800	1,494,150
Bumrungrad Hospital PCL	163,200	664,376
United Arab Emirates - 0.1%
Al Noor Hospitals Group PLC	66,219	1,092,833
NMC Health PLC - Class A	112,248	868,001
United Kingdom - 2.7%
Antofagasta PLC - Class A	301,093	3,519,323
AstraZeneca PLC	34,377	2,475,260
AstraZeneca PLC - ADR	9,863	704,613
BT Group PLC - Class A	279,065	1,717,334
Delphi Automotive PLC - Class A	16,431	1,007,878
Diageo PLC - ADR	15,599	1,800,125

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Diageo PLC	12,172	$ 352,228
Guinness Peat Group PLC - Class A (A) (L)	211,756	98,358
HSBC Holdings PLC	335,841	3,408,793
John Wood Group PLC	56,936	701,032
Legal & General Group PLC	191,396	710,235
Lloyds Banking Group PLC (L)	2,067,497	2,576,470
Manchester United PLC - Class A (L)	36,554	602,410
National Grid PLC - Class B	133,235	1,918,026
Ophir Energy PLC (L)	517,237	1,922,724
Polyus Gold International, Ltd. (L)	75,933	236,657
Prudential PLC	91,440	2,039,754
Rio Tinto PLC	125,593	6,172,289
SABMiller PLC	25,739	1,430,394
Spire Healthcare Group PLC - 144A (A) (L)	310,655	1,456,968
Unilever PLC	32,050	1,343,111
Vodafone Group PLC	215,918	715,473
Vodafone Group PLC - ADR	28,270	929,800
United States - 28.1%
AbbVie, Inc. - Class G (A)	115,075	6,646,732
Actavis PLC (A) (L)	12,784	3,084,524
Activision Blizzard, Inc.	159,932	3,324,986
Adobe Systems, Inc. (L)	4,231	292,743
AES Corp.	104,535	1,482,306
Aetna, Inc. (A)	27,236	2,206,116
Agilent Technologies, Inc.	45,716	2,604,898
Alexion Pharmaceuticals, Inc. (L)	10,306	1,708,941
Allergan, Inc.	15,066	2,684,611
Alliance Data Systems Corp. (A) (L)	974	241,815
Allstate Corp.	15,070	924,846
Amdocs, Ltd.	5,695	261,287
American Capital Agency Corp. - REIT (A)	18,324	389,385
American Electric Power Co., Inc.	34,575	1,805,161
American Express Co.	50,030	4,379,626
American International Group, Inc.	50,891	2,749,132
American Tower Corp. - Class A REIT	14,484	1,356,137
American Water Works Co., Inc. (A)	26,379	1,272,259
Ameriprise Financial, Inc.	2,331	287,599
AmerisourceBergen Corp. - Class A	3,442	266,067
Amgen, Inc.	2,592	364,072
Anadarko Petroleum Corp. - Class A	23,975	2,432,024
Apple, Inc.	2,829	285,022
Archer-Daniels-Midland Co.	5,979	305,527
AT&T, Inc.	20,325	716,253
Avnet, Inc.	5,715	237,173
Bank of America Corp.	497,639	8,484,745
Bank of New York Mellon Corp.	36,541	1,415,233
BB&T Corp. (A)	39,942	1,486,242
Becton Dickinson and Co.	1,960	223,068
Berkshire Hathaway, Inc. - Class B (L)	22,680	3,133,015
Biogen Idec, Inc. (L)	10,040	3,321,332
Boeing Co.	1,844	234,889
BorgWarner, Inc. (A)	22,150	1,165,311
Bristol-Myers Squibb Co. (A)	40,694	2,082,719
Calpine Corp. (L)	98,925	2,146,672
Capital One Financial Corp.	31,045	2,533,893
Cardinal Health, Inc.	19,775	1,481,543
CareFusion Corp. - Class A (L)	5,410	244,802
Castlight Health, Inc. - Class B (L)	14,370	185,948
Catalent, Inc. (L)	53,324	1,334,700
Celgene Corp. (L)	25,094	2,378,409
CenterPoint Energy, Inc.	43,379	1,061,484
CF Industries Holdings, Inc. - Class B	999	278,941
Charter Communications, Inc. - Class A (A) (L)	7,295	1,104,244
Chesapeake Energy Corp.	30,188	694,022
Chevron Corp.	18,668	2,227,466

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Chubb Corp. - Class A	2,103	$ 191,541
Cimarex Energy Co.	10,655	1,348,177
Cintas Corp. (A)	3,810	268,948
Cisco Systems, Inc.	190,417	4,792,796
Citigroup, Inc.	96,168	4,983,426
CNA Financial Corp. - Class A	6,038	229,625
CNH Special Voting Shares	15,243	120,877
Coach, Inc. - Class A (A)	97,020	3,454,882
Coca-Cola Co.	95,681	4,081,751
Colfax Corp. (A) (L)	51,855	2,954,179
Colgate-Palmolive Co.	27,772	1,811,290
Comcast Corp. - Class A (A) (M)	118,918	6,395,410
Computer Sciences Corp.	5,324	325,563
CONSOL Energy, Inc.	32,727	1,239,044
Constellation Brands, Inc. - Class A (L)	3,441	299,918
CR Bard, Inc. (A)	1,666	237,755
Crown Castle International Corp. - REIT	10,872	875,522
Crown Holdings, Inc. (L)	30,425	1,354,521
CSX Corp.	45,938	1,472,772
Cubist Pharmaceuticals, Inc. (A) (L)	17,704	1,174,483
Cummins, Inc.	7,756	1,023,637
CVS Health Corp.	13,696	1,090,065
Danaher Corp.	14,811	1,125,340
Delta Topco, Ltd. (F) (H) (I) (L)	1,531,260	897,318
Devon Energy Corp. - Class A	20,652	1,408,053
Diamondback Energy, Inc. (L)	32,089	2,399,615
Discover Financial Services	50,485	3,250,729
DISH Network Corp. - Class A (L)	20,234	1,306,712
Dominion Resources, Inc.	40,518	2,799,389
Dover Corp.	2,388	191,828
Dropbox, Inc. (F) (H) (I) (L)	171,990	2,910,071
DTE Energy Co. (A)	6,186	470,631
Eaton Corp. PLC (A)	39,980	2,533,533
eBay, Inc. (L)	80,945	4,583,915
Eclipse Resources Corp. (A) (L)	62,978	1,046,694
Ecolab, Inc.	6,542	751,218
Electronic Arts, Inc. (L)	59,609	2,122,676
Energizer Holdings, Inc.	1,982	244,202
Envision Healthcare Holdings, Inc. (L)	48,365	1,677,298
EOG Resources, Inc.	10,789	1,068,327
Equity Residential - REIT	36,387	2,240,711
Fastenal Co. (A)	34,347	1,542,180
FedEx Corp.	13,304	2,147,931
Fidelity National Information Services, Inc.	5,570	313,591
Fifth Third Bancorp	48,926	979,499
FMC Corp. - Class A	32,971	1,885,611
Ford Motor Co.	242,537	3,587,122
Freeport-McMoRan, Inc.	183,763	5,999,862
Fresh Market, Inc. (A) (L)	38,896	1,358,637
General Dynamics Corp.	2,641	335,645
Gilead Sciences, Inc. (A) (L)	15,990	1,702,135
Goldman Sachs Group, Inc.	16,642	3,054,972
Goodyear Tire & Rubber Co.	45,304	1,023,191
Google, Inc. - Class A (L)	9,011	5,302,163
Google, Inc. - Class C (L)	11,597	6,695,644
Harris Corp.	3,484	231,338
HCA Holdings, Inc. (L)	47,983	3,383,761
HealthSouth Corp. (A)	26,645	983,200
Helmerich & Payne, Inc. (A)	3,165	309,759
Humana, Inc. - Class A (A)	21,188	2,760,585
Informatica Corp. (L)	20,666	707,604
International Flavors & Fragrances, Inc.	6,906	662,147
International Paper Co.	5,724	273,264
Intuit, Inc.	3,233	283,372
JB Hunt Transport Services, Inc. (A)	18,119	1,341,712
Johnson Controls, Inc. (A)	32,756	1,441,264
JPMorgan Chase & Co.	131,855	7,942,945

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kimberly-Clark Corp.	13,335	$ 1,434,446
KLA-Tencor Corp. (A)	2,652	208,925
Kohl’s Corp. (A)	4,029	245,890
Kroger Co.	6,013	312,676
L-3 Communications Holdings, Inc.	2,473	294,089
Lear Corp.	3,838	331,642
Liberty Media Corp. - Class A (L)	38,877	1,834,217
Liberty Media Corp. - Class C (L)	84,613	3,975,965
Lincoln National Corp.	7,700	412,566
Macy’s, Inc.	3,866	224,924
Marathon Oil Corp.	6,377	239,711
Marathon Petroleum Corp.	2,702	228,778
Marsh & McLennan Cos., Inc.	30,551	1,599,039
Mastercard, Inc. - Class A	98,683	7,294,647
McDonald’s Corp.	34,883	3,307,257
McKesson Corp. (A)	25,123	4,890,694
Medtronic, Inc. (A)	31,789	1,969,329
MetLife, Inc.	26,754	1,437,225
Mettler-Toledo International, Inc. (L)	3,926	1,005,566
Microsoft Corp.	6,135	284,419
Mondelez International, Inc. - Class A	24,429	837,060
Motorola Solutions, Inc. (A)	3,655	231,288
Murphy Oil Corp. (A)	8,132	462,792
Mylan, Inc. (A) (L)	11,600	527,684
NextEra Energy, Inc.	25,862	2,427,925
Northrop Grumman Corp.	2,779	366,161
NRG Energy, Inc.	36,455	1,111,148
NRG Yield, Inc. - Class A (A)	4,930	231,957
Oasis Petroleum, Inc. (L)	15,099	631,289
Oceaneering International, Inc.	47,723	3,110,108
Ocwen Financial Corp. - Class B (A) (L)	31,523	825,272
Oracle Corp.	161,089	6,166,487
PACCAR, Inc.	21,345	1,213,997
Parker-Hannifin Corp. (A)	2,022	230,811
Parsley Energy, Inc. - Class A (A) (L)	42,001	895,881
PerkinElmer, Inc. (A)	25,911	1,129,720
Pfizer, Inc.	204,400	6,044,108
Phillips 66	78,218	6,359,906
Pitney Bowes, Inc. (A)	9,180	229,408
PPG Industries, Inc.	1,904	374,593
PPL Corp.	54,448	1,788,072
Precision Castparts Corp.	13,948	3,304,002
Procter & Gamble Co.	127,158	10,648,211
Prudential Financial, Inc.	10,932	961,360
Raytheon Co. (A)	3,461	351,707
Regeneron Pharmaceuticals, Inc. - Class A (A) (L)	1,431	515,904
Regions Financial Corp.	175,270	1,759,711
Reinsurance Group of America, Inc. - Class A	3,215	257,618
RHJ International SA - 144A (L)	4,137	20,392
Rockwell Automation, Inc. - Class B (A)	32,250	3,543,630
Schlumberger, Ltd.	38,877	3,953,402
Sealed Air Corp. - Class A (A)	37,323	1,301,826
SeaWorld Entertainment, Inc.	9,525	183,166
Sempra Energy	21,410	2,256,186
Southern Copper Corp. (A)	100,929	2,992,545
St. Joe Co. (A) (L)	193,741	3,861,258
Stanley Black & Decker, Inc.	26,743	2,374,511
Stone Energy Corp. (A) (L)	42,033	1,318,155
Team Health Holdings, Inc. (A) (L)	12,477	723,541
Tenet Healthcare Corp. (A) (L)	22,206	1,318,814
Thermo Fisher Scientific, Inc.	28,322	3,446,787
Time Warner Cable, Inc.	2,103	301,759
Twitter, Inc. (A) (F) (I) (L)	24,891	1,283,878
Twitter, Inc. (H)	132,430	6,830,739
U.S. Bancorp	38,640	1,616,311

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Union Pacific Corp.	56,285	$ 6,102,420
United Continental Holdings, Inc. (L)	120,483	5,637,400
United Parcel Service, Inc. - Class B	66,894	6,575,011
United Technologies Corp.	49,737	5,252,227
UnitedHealth Group, Inc.	56,028	4,832,415
Universal Health Services, Inc. - Class B	21,230	2,218,535
Valero Energy Corp.	6,506	301,033
Veeva Systems, Inc. - Class A (A) (L)	85,223	2,400,732
Verizon Communications, Inc.	114,648	5,733,878
Vertex Pharmaceuticals, Inc. (A) (L)	16,520	1,855,361
Viacom, Inc. - Class B	2,769	213,047
Visa, Inc. - Class A (A)	39,408	8,408,485
VMware, Inc. - Class A (A) (L)	7,929	744,057
Walgreen Co.	12,747	755,515
Waters Corp. (A) (L)	14,179	1,405,422
WellCare Health Plans, Inc. (A) (L)	14,305	863,164
WellPoint, Inc.	2,635	315,199
Wells Fargo & Co.	196,026	10,167,869
Western Digital Corp.	4,481	436,091
Wyndham Worldwide Corp.	3,523	286,279
Zimmer Holdings, Inc. - Class A	9,538	959,046

Total Common Stocks (Cost $833,204,477)		844,479,059

RIGHT - 0.0% (B)
Spain - 0.0% (B)
Banco Bilbao Vizcaya Argentaria SA (A) (L)	153,707	15,337

Total Right (Cost $15,600)		15,337

WARRANTS - 0.0% (B)
Australia - 0.0% (B)
TFS Corp., Ltd. (H) (L)
Expiration: 07/15/2018
Exercise Price: AUD 1.28	59,458	43,432
TFS Corp., Ltd., Class A (H)
Expiration: 07/15/2018
Exercise Price: AUD 1.28	368,642	307,558
Hong Kong - 0.0% (B)
Sun Hung Kai Properties, Ltd. (L)
Expiration: 04/22/2016
Exercise Price: HKD 98.60	22,000	36,776

Total Warrants (Cost $406,916)		387,766

INVESTMENT COMPANIES - 0.9%
United States - 0.9%
ETFS Gold Trust (L)	26,125	3,095,290
ETFS Physical Palladium Shares (L)	9,438	709,549
ETFS Platinum Trust (L)	7,968	1,006,279
iShares Gold Trust (L)	304,986	3,568,336
SPDR Gold Shares (L)	34,363	3,993,324

Total Investment Companies (Cost $13,320,673)		12,372,778

MASTER LIMITED PARTNERSHIP - 0.0% (B)
United States - 0.0% (B)
NextEra Energy Partners, LP (L)	9,687	336,042

Total Master Limited Partnership (Cost $275,952)		336,042

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Contracts	Value
PURCHASED OPTIONS - 1.1% (N) (O) (P)
Call Options - 0.9%
MetLife, Inc.
Strike Price $50.00
Expires 01/17/2015	119	$ 58,013
OTC - AbbVie, Inc.
Strike Price $55.00
Expires 06/19/2015
Counterparty: BCLY	65,900	393,637
OTC - ACE, Ltd.
Strike Price $95.00
Expires 01/16/2015
Counterparty: GSC	58,757	628,591
OTC - Aetna, Inc.
Strike Price $80.00
Expires 06/19/2015
Counterparty: BCLY	50,300	324,552
OTC - Anadarko Petroleum Corp.
Strike Price $115.00
Expires 05/15/2015
Counterparty: DUB	62,514	337,576
OTC - Anadarko Petroleum Corp.
Strike Price $115.00
Expires 05/15/2015
Counterparty: BCLY	23,103	124,756
OTC - Anadarko Petroleum Corp.
Strike Price $115.00
Expires 05/15/2015
Counterparty: MSC	12,231	66,047
OTC - Anadarko Petroleum Corp.
Strike Price $115.00
Expires 05/15/2015
Counterparty: CITI	38,052	205,481
OTC - Apache Corp.
Strike Price $110.00
Expires 01/16/2015
Counterparty: CITI	19,200	12,192
OTC - Bank of America Corp.
Strike Price $20.00
Expires 01/15/2016
Counterparty: GSC	108,700	99,461
OTC - Chicago Board Options Exchange
Volatility Index
Index Value $15.00
Expires 10/22/2014
Counterparty: CSFB	41,632	87,427
OTC - Citigroup, Inc.
Strike Price $70.00
Expires 01/15/2016
Counterparty: GSC	74,700	76,941
OTC - Coach, Inc.
Strike Price $60.00
Expires 02/20/2015
Counterparty: BOA	26,210	149
OTC - Cobalt International Energy, Inc.
Strike Price $15.00
Expires 01/15/2016
Counterparty: DUB	80,625	175,359
OTC - Cobalt International Energy, Inc.
Strike Price $15.00
Expires 01/15/2016
Counterparty: MSC	56,438	122,753

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC - Coca-Cola Co.
Strike Price $45.00
Expires 01/16/2015
Counterparty: DUB	263,234	$ 128,985
OTC - Delphi Automotive PLC
Strike Price $72.50
Expires 01/16/2015
Counterparty: MSC	3,600	1,170
OTC - Devon Energy Corp.
Strike Price $75.00
Expires 04/17/2015
Counterparty: BCLY	27,250	58,179
OTC - Devon Energy Corp.
Strike Price $75.00
Expires 04/17/2015
Counterparty: CITI	27,249	58,177
OTC - Electronic Arts, Inc.
Strike Price $37.00
Expires 01/16/2015
Counterparty: CITI	50,100	93,186
OTC - EOG Resources, Inc.
Strike Price $120.00
Expires 10/17/2014
Counterparty: CSFB	36,258	3,263
OTC - EQT Corp.
Strike Price $100.00
Expires 03/20/2015
Counterparty: DUB	21,420	78,183
OTC - EQT Corp.
Strike Price $100.00
Expires 03/20/2015
Counterparty: CITI	17,000	62,050
OTC - EURO STOXX 50 Index
Index Value EUR 3,293.01
Expires 12/16/2016
Counterparty: GSC	2,233	671,040
OTC - EURO STOXX 50 Index
Index Value EUR 3,325.00
Expires 12/18/2015
Counterparty: JPM	951	186,935
OTC - EURO STOXX 50 Index
Index Value EUR 3,426.55
Expires 09/21/2018
Counterparty: DUB	375	125,718
OTC - EURO STOXX 50 Index
Index Value EUR 3,450.00
Expires 03/17/2017
Counterparty: MSC	882	214,040
OTC - EURO STOXX 50 Index
Index Value EUR 3,500.00
Expires 06/16/2017
Counterparty: CITI	819	191,230
OTC - EURO STOXX 50 Index
Index Value EUR 3,500.00
Expires 12/15/2017
Counterparty: BCLY	901	253,378
OTC - EURO STOXX 50 Index
Index Value EUR 3,500.00
Expires 03/16/2018
Counterparty: GSC	749	216,061
OTC - EURO STOXX 50 Index
Index Value EUR 3,600.00
Expires 09/15/2017
Counterparty: BOA	878	206,590

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC - EURO STOXX 50 Index
Index Value EUR 3,600.00
Expires 06/15/2018
Counterparty: UBS	363	$ 103,727
OTC - Goldman Sachs Group, Inc.
Strike Price $220.00
Expires 01/15/2016
Counterparty: DUB	10,200	38,505
OTC - Google, Inc.
Strike Price $600.00
Expires 01/16/2015
Counterparty: DUB	2,566	46,316
OTC - Hewlett-Packard Co.
Strike Price $38.50
Expires 11/21/2014
Counterparty: MSC	6,545	1,909
OTC - Humana, Inc.
Strike Price $125.00
Expires 06/19/2015
Counterparty: GSC	31,999	445,701
OTC - Johnson & Johnson
Strike Price $105.00
Expires 02/20/2015
Counterparty: DUB	131,079	558,111
OTC - JPMorgan Chase & Co.
Strike Price $75.00
Expires 01/15/2016
Counterparty: GSC	67,900	67,221
OTC - Marathon Petroleum Corp.
Strike Price $90.00
Expires 04/17/2015
Counterparty: CITI	34,071	149,912
OTC - Marathon Petroleum Corp.
Strike Price $90.00
Expires 04/17/2015
Counterparty: MSC	13,628	59,963
OTC - Marathon Petroleum Corp.
Strike Price $90.00
Expires 04/17/2015
Counterparty: DUB	34,071	149,912
OTC - Marathon Petroleum Corp.
Strike Price $100.00
Expires 04/17/2015
Counterparty: GSC	34,050	64,695
OTC - Merck & Co., Inc.
Strike Price $55.00
Expires 01/16/2015
Counterparty: DUB	139,363	714,235
OTC - MetLife, Inc.
Strike Price $50.00
Expires 01/16/2015
Counterparty: GSC	105,764	515,599
OTC - Mylan, Inc.
Strike Price $47.00
Expires 01/16/2015
Counterparty: BOA	31,594	67,611
OTC - Mylan, Inc.
Strike Price $47.00
Expires 01/16/2015
Counterparty: DUB	31,594	67,611
OTC - Mylan, Inc.
Strike Price $55.00
Expires 01/16/2015
Counterparty: GSC	31,594	12,796

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC - Nikkei 225 Index
Index Value JPY 16,500.00
Expires 03/13/2015
Counterparty: CITI	27,492	$ 161,681
OTC - Nikkei 225 Index
Index Value JPY 16,500.00
Expires 03/13/2015
Counterparty: CITI	27,479	161,604
OTC - Oceaneering International, Inc.
Strike Price $70.00
Expires 01/16/2015
Counterparty: DUB	20,367	30,041
OTC - Oracle Corp.
Strike Price $42.00
Expires 01/16/2015
Counterparty: DUB	131,617	51,989
OTC - Pfizer, Inc.
Strike Price $32.50
Expires 01/16/2015
Counterparty: CITI	129,434	22,821
OTC - Phillips 66
Strike Price $85.00
Expires 05/15/2015
Counterparty: CITI	33,944	135,776
OTC - Phillips 66
Strike Price $85.00
Expires 05/15/2015
Counterparty: UBS	13,578	54,312
OTC - Phillips 66
Strike Price $85.00
Expires 05/15/2015
Counterparty: DUB	13,578	54,312
OTC - Prudential Financial, Inc.
Strike Price $87.50
Expires 01/16/2015
Counterparty: CITI	80,955	348,107
OTC - Siemens AG
Strike Price $150.00
Expires 01/16/2015
Counterparty: DUB	34,271	52,092
OTC - SPDR Gold Shares
Exercise Price $130.56
Expires 12/31/2014
Counterparty: JPM	20,276	7,211
OTC - SPDR Gold Shares
Exercise Price $133.44
Expires 03/20/2015
Counterparty: JPM	17,924	14,464
OTC - STOXX Europe 600 Index
Index Value EUR 347.97
Expires 12/16/2016
Counterparty: CSFB	7,059	134,817
OTC - STOXX Europe 600 Index
Index Value EUR 348.12
Expires 09/16/2016
Counterparty: JPM	8,434	136,149
OTC - STOXX Europe 600 Index
Index Value EUR 355.61
Expires 03/17/2017
Counterparty: CSFB	7,951	123,906
OTC - STOXX Europe 600 Index
Index Value EUR 372.06
Expires 09/15/2017
Counterparty: JPM	5,680	70,260

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC - Tesoro Corp.
Strike Price $65.00
Expires 05/15/2015
Counterparty: GSC	27,200	$ 121,720
OTC - TOPIX Index
Index Value JPY 1,240.60
Expires 12/12/2014
Counterparty: UBS	330,147	285,397
OTC - TOPIX Index
Index Value JPY 1,288.50
Expires 06/12/2015
Counterparty: GSC	451,432	369,529
OTC - TOPIX Index
Index Value JPY 1,314.84
Expires 12/11/2014
Counterparty: BOA	460,613	417,506
OTC - TOPIX Index
Index Value JPY 1,325.00
Expires 12/11/2015
Counterparty: CITI	482,220	394,105
OTC - TOPIX Index
Index Value JPY 1,344.04
Expires 09/11/2015
Counterparty: BOA	274,013	190,211
OTC - TOPIX Index
Index Value JPY 1,346.15
Expires 06/12/2015
Counterparty: MSC	258,856	146,281
OTC - TOPIX Index
Index Value JPY 1,350.00
Expires 03/13/2015
Counterparty: MSC	394,772	161,976
OTC - TOPIX Index
Index Value JPY 1,357.29
Expires 09/11/2015
Counterparty: BNP	219,595	141,808
OTC - Visa, Inc.
Strike Price $220.00
Expires 01/16/2015
Counterparty: DUB	16,700	87,675
OTC - Wells Fargo & Co.
Strike Price $60.00
Expires 01/15/2016
Counterparty: GSC	34,000	38,930
Prudential Financial, Inc.
Strike Price $82.50
Expires 01/17/2015	78	58,890
SPDR Gold Shares
Exercise Price $130.00
Expires 12/20/2014	595	19,635
SPDR Gold Shares
Exercise Price $135.00
Expires 06/19/2015	264	36,168
Put Options - 0.2%
OTC - EURO STOXX 50 Index
Index Value EUR 3,194.78
Expires 10/17/2014
Counterparty: CSFB	1,626	64,834
OTC - IBOV Index
Index Value $55,443.54
Expires 02/18/2015
Counterparty: MSC	61	223,570
OTC - IBOV Index
Index Value $55,853.04
Expires 02/18/2015
Counterparty: JPM	61	235,461

	Contracts	Value
PURCHASED OPTIONS (continued)
Put Options (continued)
OTC - MSCI Emerging Markets Index
Index Value $1,042.00
Expires 12/19/2014
Counterparty: BOA	3,234	$ 191,714
OTC - Russell 2000 Index
Index Value $1,100.00
Expires 11/21/2014
Counterparty: BOA	5,989	203,626
OTC - Russell 2000 Index
Index Value $1,109.21
Expires 10/17/2014
Counterparty: CSFB	6,132	137,203
OTC - Russell 2000 Index
Index Value $1,115.00
Expires 11/21/2014
Counterparty: JPM	6,134	247,779
OTC - Russell 2000 Index
Index Value $1,135.00
Expires 11/21/2014
Counterparty: BNP	6,473	338,566
OTC - S&P 500 Index
Index Value $1,950.00
Expires 10/17/2014
Counterparty: UBS	2,489	41,940
OTC - S&P 500 Index
Index Value $1,965.00
Expires 11/21/2014
Counterparty: MSC	3,011	118,597
OTC - S&P 500 Index
Index Value $1,970.00
Expires 10/17/2014
Counterparty: MSC	4,883	113,530
OTC - S&P 500 Index
Index Value $1,975.00
Expires 10/17/2014
Counterparty: GSC	3,569	90,117
OTC - Transocean, Ltd.
Strike Price $35.00
Expires 02/20/2015
Counterparty: CITI	55,863	266,746
OTC - Transocean, Ltd.
Strike Price $36.00
Expires 01/16/2015
Counterparty: DUB	23,368	122,682
OTC - Transocean, Ltd.
Strike Price $37.00
Expires 01/16/2015
Counterparty: GSC	62,500	385,937
OTC - Transocean, Ltd.
Strike Price $38.00
Expires 01/16/2015
Counterparty: BOA	38,881	279,943

Total Purchased Options (Cost $15,769,736)		15,416,562

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.0% (B) (N) (O) (P)
Call Options - 0.0% (B)
OTC - USD vs. JPY
Exercise Price $106.50
Expires 09/14/2015
Counterparty: JPM	$ 6,811,479	325,943

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS (continued)
Call Options (continued)
OTC - USD vs. JPY
Exercise Price $106.72
Expires 09/15/2015
Counterparty: MSC	$ 6,811,540	$ 317,452

Total Purchased Foreign Exchange Options (Cost $498,160)		643,395

PURCHASED SWAPTIONS - 0.1% (N) (O) (P)
Call Options - 0.1%
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.41%, European Style
Expires 02/20/2015
Counterparty: DUB	69,276,775	48,729
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.42%, European Style
Expires 02/12/2015
Counterparty: DUB	69,398,000	53,665
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.45%, European Style
Expires 03/13/2015
Counterparty: BOA	69,406,000	56,413
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.50%, European Style
Expires 04/14/2015
Counterparty: DUB	69,393,000	41,994
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.62%, European Style
Expires 03/12/2015
Counterparty: DUB	69,151,925	100,265
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.75%, European Style
Expires 11/17/2014
Counterparty: GSC	110,092,000	66,623
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.89%, European Style
Expires 12/15/2014
Counterparty: DUB	97,620,000	231,672
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.93%, European Style
Expires 01/15/2015
Counterparty: GSC	20,759,100	66,584
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 2.00%, European Style
Expires 02/17/2015
Counterparty: DUB	27,282,000	125,527
Put Options - 0.0% (B)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.07%, European Style
Expires 04/04/2018
Counterparty: DUB	JPY 269,375,596	17,678
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.25%, European Style
Expires 07/29/2016
Counterparty: DUB	342,740,000	26,122

	Notional Amount	Value
PURCHASED SWAPTIONS (continued)
Put Options (continued)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.35%, European Style
Expires 01/25/2016
Counterparty: GSC	$ 263,962,885	$ 6,280
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.35%, European Style
Expires 01/25/2016
Counterparty: GSC	529,703,440	12,603

Total Purchased Swaptions (Cost $2,190,266)		854,155

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (J)	194,720,859	194,720,859

Total Securities Lending Collateral (Cost $194,720,859)		194,720,859

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (J), dated 09/30/2014, to be repurchased at $2,452,010 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/25/2039, and with a value of $2,503,682.	$ 2,452,010	2,452,010

Total Repurchase Agreement (Cost $2,452,010)		2,452,010

Total Investments (Cost $1,612,957,319) (Q)		1,604,154,389
Other Assets and Liabilities, Net - (13.8)%		(194,732,125)

Net Assets - 100.0%		$ 1,409,422,264

	Contracts	Value
WRITTEN OPTIONS - (0.5)% (N) (O) (P)
Call Options - (0.1)%
Lululemon Athletica, Inc.
Strike Price $42.50
Expires 12/20/2014	71	$ (19,525)
OTC - AbbVie, Inc.
Strike Price $65.00
Expires 06/19/2015
Counterparty: BCLY	65,900	(126,243)
OTC - ACE, Ltd.
Strike Price $110.00
Expires 01/16/2015
Counterparty: GSC	58,757	(84,767)
OTC - Aetna, Inc.
Strike Price $90.00
Expires 06/19/2015
Counterparty: BCLY	50,300	(127,586)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Contracts	Value
WRITTEN OPTIONS (continued)
Call Options (continued)
OTC - Chicago Board Options Exchange Volatility Index
Index Value $25.00
Expires 10/22/2014
Counterparty: CSFB	41,632	$ (10,408)
OTC - Cimarex Energy Co.
Strike Price $130.00
Expires 03/20/2015
Counterparty: CITI	6,811	(65,045)
OTC - Delphi Automotive PLC
Strike Price $82.50
Expires 01/16/2015
Counterparty: MSC	3,600	(82)
OTC - Diamondback Energy, Inc.
Strike Price $75.00
Expires 01/16/2015
Counterparty: CSFB	6,798	(42,827)
OTC - EURO STOXX 50 Index
Index Value EUR 3,373.17
Expires 10/17/2014
Counterparty: CSFB	1,626	(4,771)
OTC - Humana, Inc.
Strike Price $155.00
Expires 06/19/2015
Counterparty: GSC	31,999	(110,951)
OTC - IBOV Index
Index Value $65,937.40
Expires 02/18/2015
Counterparty: MSC	61	(45,685)
OTC - IBOV Index
Index Value $66,572.31
Expires 02/18/2015
Counterparty: JPM	61	(40,552)
OTC - Marathon Petroleum Corp.
Strike Price $100.00
Expires 04/17/2015
Counterparty: DUB	34,050	(64,695)
OTC - MetLife, Inc.
Strike Price $60.00
Expires 01/16/2015
Counterparty: GSC	105,764	(62,930)
OTC - MSCI Emerging Markets Index
Index Value $1,126.63
Expires 12/19/2014
Counterparty: BOA	3,234	(6,785)
OTC - Mylan, Inc.
Strike Price $55.00
Expires 01/16/2015
Counterparty: BOA	31,594	(12,796)
OTC - Nikkei 225 Index
Index Value JPY 18,000.00
Expires 03/13/2015
Counterparty: CITI	27,492	(53,894)
OTC - Nikkei 225 Index
Index Value JPY 18,000.00
Expires 03/13/2015
Counterparty: CITI	27,479	(53,868)
OTC - Prudential Financial, Inc.
Strike Price $97.50
Expires 01/16/2015
Counterparty: CITI	80,955	(76,098)
OTC - Russell 2000 Index
Index Value $1,170.00
Expires 11/21/2014
Counterparty: BOA	5,989	(32,939)

	Contracts	Value
WRITTEN OPTIONS (continued)
Call Options (continued)
OTC - Russell 2000 Index
Index Value $1,180.00
Expires 11/21/2014
Counterparty: JPM	6,134	$ (23,923)
OTC - Russell 2000 Index
Index Value $1,194.10
Expires 10/17/2014
Counterparty: CSFB	6,132	(4,500)
OTC - Russell 2000 Index
Index Value $1,230.00
Expires 11/21/2014
Counterparty: BNP	6,473	(4,046)
OTC - S&P 500 Index
Index Value $2,029.24
Expires 10/17/2014
Counterparty: UBS	2,489	(4,059)
OTC - TOPIX Index
Index Value JPY 1,370.22
Expires 03/13/2015
Counterparty: MSC	532,253	(189,386)
OTC - TOPIX Index
Index Value JPY 1,410.88
Expires 12/12/2014
Counterparty: UBS	330,147	(23,940)
OTC - TOPIX Index
Index Value JPY 1,490.61
Expires 06/12/2015
Counterparty: GSC	451,432	(91,916)
OTC - TOPIX Index
Index Value JPY 1,600.00
Expires 12/11/2015
Counterparty: CITI	482,220	(117,091)
OTC - TOPIX Index
Index Value JPY 1,627.28
Expires 12/11/2015
Counterparty: BOA	460,613	(99,497)
OTC - TOPIX Index
Index Value JPY 1,635.04
Expires 09/11/2015
Counterparty: BOA	274,013	(38,671)
OTC - TOPIX Index
Index Value JPY 1,660.07
Expires 09/11/2015
Counterparty: BNP	219,595	(27,327)
Tenet Healthcare Corp.
Strike Price $49.00
Expires 11/22/2014	129	(147,060)
Put Options - (0.4)%
Ocean Rig UDW, Inc.
Strike Price $15.00
Expires 03/20/2015	71	(11,360)
OTC - Anadarko Petroleum Corp.
Strike Price $110.00
Expires 01/16/2015
Counterparty: DUB	29,500	(372,438)
OTC - Anadarko Petroleum Corp.
Strike Price $110.00
Expires 01/16/2015
Counterparty: CITI	27,190	(343,274)
OTC - Apache Corp.
Strike Price $100.00
Expires 01/16/2015
Counterparty: CITI	12,800	(110,400)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Contracts	Value
WRITTEN OPTIONS (continued)
Put Options (continued)
OTC - Coach, Inc.
Strike Price $42.50
Expires 02/20/2015
Counterparty: BOA	26,210	$ (201,070)
OTC - CONSOL Energy, Inc.
Strike Price $38.00
Expires 04/17/2015
Counterparty: BCLY	33,950	(104,396)
OTC - CONSOL Energy, Inc.
Strike Price $38.00
Expires 04/17/2015
Counterparty: GSC	33,950	(104,396)
OTC - CONSOL Energy, Inc.
Strike Price $39.00
Expires 04/17/2015
Counterparty: UBS	54,489	(196,160)
OTC - Delphi Automotive PLC
Strike Price $65.00
Expires 01/16/2015
Counterparty: MSC	3,600	(18,540)
OTC - Diamondback Energy, Inc.
Strike Price $72.50
Expires 01/16/2015
Counterparty: CITI	6,793	(34,644)
OTC - EOG Resources, Inc.
Strike Price $100.00
Expires 04/17/2015
Counterparty: BCLY	13,624	(122,616)
OTC - EURO STOXX 50 Index
Index Value EUR 2,586.07
Expires 09/21/2018
Counterparty: DUB	375	(137,118)
OTC - EURO STOXX 50 Index
Index Value EUR 2,967.74
Expires 10/17/2014
Counterparty: CSFB	1,626	(5,052)
OTC - Gulfport Energy Corp.
Strike Price $60.00
Expires 01/16/2015
Counterparty: DUB	38,800	(335,620)
OTC - Hess Corp.
Strike Price $95.00
Expires 01/16/2015
Counterparty: CITI	12,650	(60,088)
OTC - Hewlett-Packard Co.
Strike Price $35.50
Expires 11/21/2014
Counterparty: MSC	6,545	(7,950)
OTC - IBOV Index
Index Value $50,617.48
Expires 02/18/2015
Counterparty: MSC	61	(114,896)
OTC - IBOV Index
Index Value $51,903.83
Expires 02/18/2015
Counterparty: JPM	61	(138,518)
OTC - Marathon Petroleum Corp.
Strike Price $90.00
Expires 01/16/2015
Counterparty: GSC	27,300	(236,145)
OTC - Marathon Petroleum Corp.
Strike Price $90.00
Expires 01/16/2015
Counterparty: CITI	13,623	(117,839)

	Contracts	Value
WRITTEN OPTIONS (continued)
Put Options (continued)
OTC - MSCI Emerging Markets Index
Index Value $967.95
Expires 12/19/2014
Counterparty: BOA	3,234	$ (78,076)
OTC - Nikkei 225 Index
Index Value JPY 14,250.00
Expires 03/13/2015
Counterparty: CITI	27,492	(52,640)
OTC - Nikkei 225 Index
Index Value JPY 14,250.00
Expires 03/13/2015
Counterparty: CITI	27,479	(52,615)
OTC - Oasis Petroleum, Inc.
Strike Price $41.00
Expires 02/20/2015
Counterparty: CITI	33,988	(112,160)
OTC - Oasis Petroleum, Inc.
Strike Price $44.00
Expires 02/20/2015
Counterparty: DUB	13,587	(67,935)
OTC - Oasis Petroleum, Inc.
Strike Price $44.00
Expires 02/20/2015
Counterparty: BCLY	13,586	(67,930)
OTC - Ocean Rig UDW Inc.
Strike Price $17.50
Expires 12/19/2014
Counterparty: GSC	32,519	(70,729)
OTC - Pfizer, Inc.
Strike Price $28.00
Expires 01/16/2015
Counterparty: CITI	129,434	(79,441)
OTC - Phillips 66
Strike Price $85.00
Expires 01/16/2015
Counterparty: BCLY	12,880	(83,720)
OTC - Phillips 66
Strike Price $85.00
Expires 01/16/2015
Counterparty: UBS	6,480	(42,120)
OTC - Phillips 66
Strike Price $85.00
Expires 01/16/2015
Counterparty: CITI	21,500	(139,750)
OTC - Phillips 66
Strike Price $90.00
Expires 01/16/2015
Counterparty: GSC	6,475	(66,369)
OTC - Russell 2000 Index
Index Value $1,018.67
Expires 10/17/2014
Counterparty: CSFB	6,132	(11,668)
OTC - Russell 2000 Index
Index Value $1,020.00
Expires 11/21/2014
Counterparty: BOA	5,989	(69,472)
OTC - Russell 2000 Index
Index Value $1,040.00
Expires 11/21/2014
Counterparty: JPM	6,134	(87,043)
OTC - Russell 2000 Index
Index Value $1,070.00
Expires 11/21/2014
Counterparty: BNP	6,473	(149,850)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Contracts	Value
WRITTEN OPTIONS (continued)
Put Options (continued)
OTC - S&P 500 Index
Index Value $1,825.00
Expires 11/21/2014
Counterparty: MSC	3,011	$ (35,229)
OTC - S&P 500 Index
Index Value $1,850.00
Expires 10/17/2014
Counterparty: UBS	2,489	(9,583)
OTC - S&P 500 Index
Index Value $1,870.00
Expires 10/17/2014
Counterparty: MSC	4,883	(24,659)
OTC - S&P 500 Index
Index Value $1,875.00
Expires 10/17/2014
Counterparty: GSC	3,569	(19,451)
OTC - Talisman Energy, Inc.
Strike Price $10.00
Expires 04/17/2015
Counterparty: CITI	67,976	(130,854)
OTC - TOPIX Index
Index Value JPY 1,094.64
Expires 12/12/2014
Counterparty: UBS	330,147	(4,566)
OTC - TOPIX Index
Index Value JPY 1,136.91
Expires 06/12/2015
Counterparty: GSC	451,432	(86,331)
OTC - TOPIX Index
Index Value JPY 1,161.53
Expires 09/11/2015
Counterparty: BNP	219,595	(74,597)
OTC - TOPIX Index
Index Value JPY 1,170.00
Expires 12/11/2015
Counterparty: CITI	482,220	(334,958)
OTC - TOPIX Index
Index Value JPY 1,171.64
Expires 12/11/2015
Counterparty: BOA	460,613	(213,754)
OTC - TOPIX Index
Index Value JPY 1,174.41
Expires 09/11/2015
Counterparty: BOA	274,013	(101,504)
OTC - TOPIX Index
Index Value JPY 1,187.78
Expires 06/12/2015
Counterparty: MSC	258,856	(74,292)
OTC - TOPIX Index
Index Value JPY 1,195.00
Expires 03/13/2015
Counterparty: MSC	394,772	(67,046)
OTC - Transocean, Ltd.
Strike Price $32.00
Expires 01/16/2015
Counterparty: GSC	27,155	(66,530)
OTC - Transocean, Ltd.
Strike Price $38.00
Expires 01/16/2015
Counterparty: GSC	38,881	(279,943)

Total Written Options (Premiums $6,722,625)		(7,341,198)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (N) (O) (P)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 5-Year	DUB	3-Month USD LlBOR BBA	Receive	1.75%	02/17/2015	$27,282,000	$(41,364)	$(38,414)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – BUY PROTECTION: (R)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (S)	Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 22	5.00%	06/20/2019	$ 4,091,672	$ (249,523)	$ (252,396)	$ 2,873

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – SELL PROTECTION: (U)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (S)	Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 22	1.00%	06/20/2019	$ 200,000	$ 3,260	$ 3,214	$ 46

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.04%	01/29/2020	$3,440,000	$(17,656)	$32	$(17,688)
3-Month USD-LIBOR	2.11	01/29/2020	25,986,000	(36,685)	238	(36,923)
3-Month USD-LIBOR	2.19	02/01/2020	25,990,000	48,789	238	48,551

				$(5,552)	$508	$(6,060)

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.05%	01/29/2017	$8,600,000	$11,404	$38	$11,366
3-Month USD-LIBOR	1.10	01/29/2017	64,966,000	24,240	286	23,954
3-Month USD-LIBOR	1.18	02/01/2017	64,960,000	(69,156)	286	(69,442)

				$(33,512)	$610	$(34,122)

OVER THE COUNTER SWAP AGREEMENTS: (N) (O) (P)

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES – BUY PROTECTION: (R)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 09/30/14 (V)	Notional Amount (S)	Fair Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Transocean, Inc., 7.38%, 04/15/2018	1.00%	06/20/2019	JPM	12.41	$413,322	$28,159	$9,371	$18,788
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	CITI	5.98	453,041	30,864	9,522	21,342
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	JPM	6.11	118,000	8,039	2,681	5,358
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	6.11	295,000	20,097	6,766	13,331
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	6.15	194,143	13,226	4,577	8,649
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	6.15	647,100	44,086	15,257	28,829
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	6.30	472,000	32,156	11,726	20,430
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2019	BCLY	8.48	300,000	23,983	10,378	13,605

						$200,610	$70,278	$130,332

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (N) (O) (P)

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	2.76%	09/08/2024	DUB	PLN	4,454,000	$(5,456)	$0	$(5,456)
Overnight Brazil CETIP Interbank Deposit	11.52	01/04/2021	CITI	BRL	555,237	(4,193)	0	(4,193)

						$(9,649)	$0	$(9,649)

TOTAL RETURN SWAP AGREEMENTS – PAYABLE: (W)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Siloam International Hospitals PT	USD-1M-LIBOR-BBA	03/13/2015	CITI	325,345	$100,671	$37,978	$62,693

TOTAL RETURN SWAP AGREEMENTS – RECEIVABLE: (W)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Futures	0.00%	03/31/2017	BNP	210,000	$53,996	$3,286	$50,710
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	220,000	46,738	(2,582)	49,320
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	220,000	55,765	7,101	48,664
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	210,000	63,570	13,556	50,014

					$220,069	$21,361	$198,708

FUTURES CONTRACTS: (X)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
CAC 40 Index	Long	3	10/17/2014	$(606)
DAX Index	Long	1	12/19/2014	(8,230)
FTSE 100 Index	Short	(5)	12/19/2014	12,837
MSCI Emerging Markets Mini Index	Short	(214)	12/19/2014	675,066
NASDAQ 100 E-Mini Index	Long	5	12/19/2014	1,907
Russell 2000 Mini Index	Short	(50)	12/19/2014	200,450
S&P 500 E-Mini Index	Short	(827)	12/19/2014	771,515

				$1,652,939

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (N) (O) (P)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	MSC	(4,016,000)	10/31/2014	$(3,546,489)	$38,232
AUD	DUB	(3,988,224)	11/14/2014	(3,590,000)	109,379
AUD	DUB	(3,964,149)	11/21/2014	(3,587,000)	129,063
BRL	DUB	5,997,171	10/03/2014	2,442,839	5,120
BRL	DUB	(5,997,171)	10/03/2014	(2,598,991)	151,031
BRL	DUB	3,263,228	10/10/2014	1,324,147	5,178
BRL	DUB	3,263,228	10/10/2014	1,324,147	5,178
BRL	DUB	(3,474,796)	10/10/2014	(1,417,000)	1,489
BRL	DUB	(3,263,228)	10/10/2014	(1,433,000)	103,675
BRL	BNP	(2,348,345)	10/17/2014	(955,000)	285
BRL	BNP	(3,482,561)	10/17/2014	(1,417,000)	1,172
BRL	BNP	(3,485,282)	10/17/2014	(1,417,000)	66
BRL	UBS	3,363,112	10/17/2014	1,431,599	(64,333)
BRL	UBS	(3,363,112)	10/17/2014	(1,436,000)	68,734
BRL	MSC	(8,680,812)	10/30/2014	(3,570,000)	53,935
BRL	CSFB	(1,735,851)	11/06/2014	(718,000)	16,062
BRL	DUB	(1,735,578)	11/06/2014	(718,000)	16,172
BRL	JPM	(1,741,825)	11/06/2014	(718,000)	13,646
BRL	BNP	(1,741,910)	11/07/2014	(718,000)	13,803
BRL	UBS	(3,349,434)	11/20/2014	(1,435,000)	85,710
BRL	CSFB	(3,521,769)	11/21/2014	(1,417,000)	(1,330)
BRL	CSFB	(678,132)	11/21/2014	(273,000)	(106)
BRL	DUB	(6,344,971)	12/19/2014	(2,529,187)	(7,266)
CHF	HSBC	3,010,000	10/03/2014	3,320,152	(167,247)
CHF	HSBC	(3,010,000)	10/03/2014	(3,292,118)	139,213
CLP	MSC	(861,419,290)	08/24/2015	(1,433,000)	30,829
CLP	UBS	(863,588,860)	08/26/2015	(1,436,000)	30,503
CLP	JPM	(872,193,000)	09/15/2015	(1,435,000)	17,574
CNY	DUB	11,609,455	01/30/2015	1,874,912	(1,563)
CNY	DUB	(11,609,455)	01/30/2015	(1,859,000)	(14,349)
EUR	CSFB	(1,474,000)	10/02/2014	(1,969,662)	107,900
EUR	CSFB	1,474,000	10/02/2014	1,861,662	100
EUR	DUB	1,512,000	10/02/2014	1,908,900	859
EUR	DUB	(1,512,000)	10/02/2014	(2,020,047)	110,289
EUR	UBS	(2,456,000)	10/02/2014	(3,283,328)	181,234
EUR	UBS	2,456,000	10/02/2014	3,102,665	(570)
EUR	CSFB	(2,477,000)	10/03/2014	(3,314,870)	186,230
EUR	JPM	(2,531,000)	10/03/2014	(3,387,382)	190,535
EUR	CSFB	(2,510,000)	10/09/2014	(3,343,345)	172,893
EUR	DUB	(2,558,000)	10/09/2014	(3,407,768)	176,685
EUR	MSC	(2,544,000)	10/10/2014	(3,380,009)	166,588
EUR	UBS	(2,478,000)	10/10/2014	(3,292,296)	162,242
EUR	BNP	(2,556,000)	10/23/2014	(3,375,684)	146,817
EUR	DUB	(2,556,000)	10/23/2014	(3,374,406)	145,539
EUR	DUB	(4,402,000)	10/24/2014	(5,809,341)	248,478
EUR	BNP	(2,776,000)	10/30/2014	(3,569,603)	62,653
EUR	UBS	(2,771,000)	10/30/2014	(3,568,812)	68,179
EUR	JPM	(2,558,600)	11/07/2014	(3,270,735)	38,262
EUR	JPM	(991,000)	11/13/2014	(1,279,232)	27,171
EUR	MSC	(2,361,000)	11/14/2014	(3,051,451)	68,466
EUR	DUB	(3,460,200)	12/11/2014	(4,449,142)	76,486
EUR	MSC	(2,605,200)	12/11/2014	(3,350,548)	58,355
EUR	CSFB	(1,474,000)	12/18/2014	(1,862,650)	(148)
EUR	DUB	(1,512,000)	12/18/2014	(1,909,913)	(908)
EUR	UBS	(2,456,000)	12/18/2014	(3,104,335)	515
GBP	HSBC	846,000	10/30/2014	1,376,806	(5,693)
GBP	MSC	1,269,000	11/20/2014	2,065,120	(8,798)
INR	CSFB	85,841,263	06/26/2015	1,345,000	(33,116)
INR	CSFB	77,895,161	06/26/2015	1,223,036	(32,590)
INR	CSFB	86,222,180	08/05/2015	1,331,000	(23,236)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (N) (O) (P)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	HSBC	(300,116,000)	10/02/2014	$(2,935,749)	$199,296
JPY	HSBC	300,116,000	10/02/2014	2,737,036	(583)
JPY	MSC	(363,856,246)	10/03/2014	(3,552,642)	234,982
JPY	CSFB	(277,983,000)	10/09/2014	(2,703,720)	168,945
JPY	JPM	(586,435,000)	10/10/2014	(5,677,229)	329,808
JPY	BNP	(353,995,726)	10/23/2014	(3,407,081)	178,854
JPY	UBS	(353,995,892)	10/23/2014	(3,406,427)	178,198
JPY	BNP	(222,342,237)	10/24/2014	(2,116,241)	88,599
JPY	JPM	(383,626,063)	10/24/2014	(3,587,000)	88,536
JPY	CSFB	(512,471,000)	10/31/2014	(4,889,990)	216,322
JPY	JPM	(371,474,642)	10/31/2014	(3,543,676)	155,876
JPY	UBS	(295,080,100)	11/07/2014	(2,710,887)	19,676
JPY	DUB	(286,618,000)	11/13/2014	(2,700,072)	85,937
JPY	MSC	(295,523,000)	11/13/2014	(2,784,748)	89,394
JPY	DUB	(145,092,997)	11/14/2014	(1,361,098)	37,750
JPY	DUB	(155,970,000)	11/14/2014	(1,433,087)	10,534
JPY	JPM	(286,599,000)	11/14/2014	(2,688,306)	74,328
JPY	CSFB	(157,998,000)	11/20/2014	(1,476,037)	34,933
JPY	UBS	(229,801,320)	11/20/2014	(2,152,000)	55,975
JPY	BNP	(287,454,000)	11/21/2014	(2,685,301)	63,408
JPY	JPM	(443,907,000)	11/21/2014	(4,148,664)	99,748
JPY	BNP	(280,000,000)	11/25/2014	(2,612,013)	58,044
JPY	BNP	(364,082,016)	12/04/2014	(3,386,809)	65,517
JPY	MSC	(435,725,000)	12/04/2014	(4,052,954)	78,108
JPY	CSFB	(155,748,000)	12/05/2014	(1,433,128)	12,307
JPY	CSFB	(266,225,300)	12/11/2014	(2,447,576)	18,615
JPY	HSBC	(356,014,600)	12/11/2014	(3,271,892)	23,720
JPY	MSC	(140,000,000)	12/15/2014	(1,310,819)	33,393
JPY	HSBC	(300,116,000)	12/18/2014	(2,738,435)	(136)
JPY	CSFB	(270,000,000)	01/08/2015	(2,472,527)	7,962
JPY	HSBC	(140,000,000)	03/10/2015	(1,312,656)	33,993
MXN	CSFB	(51,887,000)	10/16/2014	(3,934,559)	75,786
MXN	BNP	19,378,508	11/13/2014	1,461,200	(22,774)
MXN	BNP	28,433,076	11/13/2014	2,148,000	(37,473)
MXN	BNP	(47,811,584)	11/13/2014	(3,590,000)	41,047
MXN	DUB	(13,830,000)	11/13/2014	(1,057,784)	31,213
MXN	UBS	18,917,006	11/21/2014	1,432,000	(28,570)
MXN	UBS	(47,638,301)	11/21/2014	(3,587,000)	52,771
MXN	BNP	(44,238,800)	12/11/2014	(3,362,735)	85,054
MXN	MSC	(25,500,000)	12/11/2014	(1,939,459)	50,147
MXN	BNP	(41,639,000)	01/22/2015	(3,134,405)	57,996
MXN	CSFB	(13,830,480)	02/05/2015	(1,034,093)	13,260
MXN	DUB	(24,033,060)	02/19/2015	(1,798,007)	25,856
MXN	HSBC	(34,574,790)	03/05/2015	(2,589,581)	42,600
MXN	HSBC	(27,588,530)	03/19/2015	(2,051,161)	20,817
PLN	JPM	(4,648,200)	10/24/2014	(1,444,000)	41,925

					$6,262,966

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (N) (O) (P)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	DUB	2,115,375	10/09/2014	$3,515,436	$(86,381)
EUR	DUB	(2,637,000)	10/09/2014	(3,515,436)	184,566
GBP	MSC	850,760	12/04/2014	1,388,823	(10,397)
EUR	MSC	(1,071,000)	12/04/2014	(1,388,823)	35,475

					$123,263

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Foreign Government Obligations	7.3%		$116,335,634
Oil, Gas & Consumable Fuels	4.7		75,499,674
Banks	4.6		73,266,369
U.S. Government Obligations	4.0		63,903,504
Pharmaceuticals	3.8		60,907,688
Diversified Financial Services	3.2		51,537,513
Health Care Providers & Services	2.9		46,479,821
Metals & Mining	2.3		37,559,768
Automobiles	2.3		36,115,318
Insurance	1.8		29,318,627
Real Estate Management & Development	1.7		27,876,539
Capital Markets	1.7		27,779,849
Chemicals	1.7		27,425,666
Internet Software & Services	1.6		25,469,622
Software	1.6		25,110,943
Media	1.5		24,324,283
Diversified Telecommunication Services	1.5		24,137,043
Aerospace & Defense	1.4		22,912,160
Electrical Equipment	1.3		21,311,824
IT Services	1.3		20,122,305
Biotechnology	1.2		18,912,694
Auto Components	1.2		18,835,911
Real Estate Investment Trusts	1.1		17,816,486
Food Products	1.0		16,633,132
Road & Rail	1.0		16,451,706
Energy Equipment & Services	1.0		16,105,802
Machinery	1.0		15,771,104
Purchased Options	1.0		15,416,562
Industrial Conglomerates	1.0		15,411,354
Household Products	0.9		14,508,580
Trading Companies & Distributors	0.8		12,987,553
Consumer Finance	0.8		12,624,877
Beverages	0.8		12,247,171
Multi-Utilities	0.7		11,691,026
Electronic Equipment & Instruments	0.7		10,810,884
Electric Utilities	0.6		9,914,271
Life Sciences Tools & Services	0.6		9,592,393
Air Freight & Logistics	0.5		8,722,942
Airlines	0.5		8,378,225
Health Care Equipment & Supplies	0.5		7,654,743
Wireless Telecommunication Services	0.5		7,588,560
Semiconductors & Semiconductor Equipment	0.5		7,307,843
Hotels, Restaurants & Leisure	0.4		6,810,060
Communications Equipment	0.4		6,786,861
Textiles, Apparel & Luxury Goods	0.4		6,122,633
Food & Staples Retailing	0.3		5,587,456
Specialty Retail	0.3		5,136,372
Independent Power and Renewable Electricity Producers	0.3		5,076,168
Construction & Engineering	0.3		4,989,313
Building Products	0.3		4,110,651
Gas Utilities	0.2		3,751,345
Household Durables	0.2		3,228,844
Personal Products	0.2		2,762,857
Containers & Packaging	0.2		2,691,687
Health Care Technology	0.2		2,586,680
Technology Hardware, Storage & Peripherals	0.1		2,328,274
Paper & Forest Products	0.1		1,891,169
Commercial Services & Supplies	0.1		1,319,065
Multiline Retail	0.1		1,293,089
Water Utilities	0.1		1,272,259
Leisure Products	0.1		1,119,023
Purchased Swaptions	0.1		854,155
Thrifts & Mortgage Finance	0.1		825,272
Short-Term U.S. Government Agency Obligations	0.1		801,081
Marine	0.0	(B)	724,792
Professional Services	0.0	(B)	706,323
Transportation Infrastructure	0.0	(B)	674,447
Tobacco	0.0	(B)	657,519
Purchased Foreign Exchange Options	0.0	(B)	643,395
Foreign Government Obligation	0.0	(B)	296,922
Distributors	0.0	(B)	73,176

Investments, at Value	74.7		1,197,898,857
Short-Term Investments	25.3		406,255,532

Total Investments	100.0%		$1,604,154,389

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (Y)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$63,903,504	$—	$63,903,504
Foreign Government Obligations	—	116,335,634	—	116,335,634
Preferred Corporate Debt Securities	—	3,699,593	—	3,699,593
Corporate Debt Securities	—	60,447,330	—	60,447,330
Convertible Bonds
Cayman Islands	—	610,375	—	610,375
India	—	2,059,665	—	2,059,665
Jersey, Channel Islands	—	2,031,360	—	2,031,360
Luxembourg	—	1,540,290	—	1,540,290
Netherlands	—	2,083,730	1,476,480	3,560,210
Singapore	—	5,516,016	—	5,516,016
Spain	—	2,593,068	—	2,593,068
United States	—	16,719,162	1,289,155	18,008,317
Loan Assignments	—	16,300,419	—	16,300,419
Short-Term U.S. Government Obligations	—	181,040,558	—	181,040,558
Short-Term Foreign Government Obligations	—	28,042,105	—	28,042,105
Convertible Preferred Stocks	7,402,623	3,475,363	—	10,877,986
Preferred Stocks
Brazil	2,931,122	—	—	2,931,122
Korea, Republic of	—	274,017	—	274,017
United Kingdom	2,407,440	—	—	2,407,440
United States	6,991,083	2,002,176	1,304,158	10,297,417
Common Stocks
Australia	—	6,097,485	—	6,097,485
Belgium	—	945,262	—	945,262
Bermuda	202,478	—	—	202,478
Brazil	7,033,404	—	—	7,033,404
Canada	31,041,030	—	—	31,041,030
China	5,785,641	4,119,446	—	9,905,087
Denmark	—	539,918	—	539,918
France	4,008,535	49,640,419	—	53,648,954
Germany	—	23,372,174	—	23,372,174
Hong Kong	—	14,834,358	—	14,834,358
Indonesia	—	881,196	—	881,196
Ireland	2,905,098	2,631,624	—	5,536,722
Israel	264,012	—	—	264,012
Italy	—	7,829,616	—	7,829,616
Japan	—	142,763,375	—	142,763,375
Kazakhstan	—	120,820	—	120,820
Korea, Republic of	—	7,691,019	—	7,691,019
Luxembourg	—	595,438	—	595,438
Malaysia	—	4,084,319	—	4,084,319
Mexico	5,996,332	—	—	5,996,332
Netherlands	6,519,248	13,865,888	7,758,760	28,143,896
Norway	—	3,769,278	—	3,769,278
Portugal	—	634,745	—	634,745
Russian Federation	91,554	—	—	91,554
Singapore	—	9,705,910	—	9,705,910
South Africa	—	774,614	—	774,614
Spain	—	2,487,019	—	2,487,019
Sweden	—	6,616,702	—	6,616,702
Switzerland	556,360	28,495,602	—	29,051,962
Taiwan	—	2,013,998	—	2,013,998
Thailand	—	2,158,526	—	2,158,526
United Arab Emirates	—	1,960,834	—	1,960,834
United Kingdom	5,044,826	32,794,429	—	37,839,255
United States	384,435,319	7,605,059	3,807,389	395,847,767
Right	—	15,337	—	15,337
Warrants	—	387,766	—	387,766
Investment Companies	12,372,778	—	—	12,372,778
Master Limited Partnership	336,042	—	—	336,042
Purchased Options	15,416,562	—	—	15,416,562
Purchased Foreign Exchange Options	—	643,395	—	643,395
Purchased Swaptions	—	854,155	—	854,155
Securities Lending Collateral	194,720,859	—	—	194,720,859
Repurchase Agreement	—	2,452,010	—	2,452,010

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (Y)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
Total Investments	$696,462,346	$892,056,101	$15,635,942	$1,604,154,389

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$203,870	$—	$203,870
Interest Rate Swap Agreements	—	84,433	—	84,433
Total Return Swap Agreements	—	320,740	—	320,740
Futures Contracts (Z)	1,661,775	—	—	1,661,775
Forward Foreign Currency Contracts (Z)	—	6,713,755	—	6,713,755
Forward Foreign Cross Currency Contracts (Z)	—	220,041	—	220,041

Total Derivative Financial Instruments	$1,661,775	$7,542,839	$—	$9,204,614

LIABILITIES
Derivative Financial Instruments
Written Options	$(7,341,198)	$—	$—	$(7,341,198)
Written Swaptions on Interest Rate Swap Agreements	—	(38,414)	—	(38,414)
Credit Default Swap Agreements	—	(249,523)	—	(249,523)
Interest Rate Swap Agreements	—	(133,146)	—	(133,146)
Futures Contracts (Z)	(8,836)	—	—	(8,836)
Forward Foreign Currency Contracts (Z)	—	(450,789)	—	(450,789)
Forward Foreign Cross Currency Contracts (Z)	—	(96,778)	—	(96,778)

Total Derivative Financial Instruments	$(7,350,034)	$(968,650)	$—	$(8,318,684)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases (AA)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (AB)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (AC)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (AB)
Convertible Bonds	$—	$3,020,801	$—	$(1)	$—	$(255,165)	$—	$—	$2,765,635	$(255,165)
Preferred Stocks	—	1,304,158	—	—	—	—	—	—	1,304,158	—
Common Stocks	—	5,525,008	—	—	—	6,041,141	—	—	11,566,149	6,041,141

Total	$—	$9,849,967	$—	$(1)	$—	$5,785,976	$—	$—	$15,635,942	$5,785,976

QUANTITATIVE INFORMATION ABOUT SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments	Value at September 30, 2014	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$ 11,566,149	Discount for Illiquidity	Illiquidity Market Price Discount	5.0%	5.0%	5.0%	Decrease
		Market Transaction Method	Price of Tender Offer	$ 19.1012	$ 19.1012	$ 19.1012	Increase
		Market Comparable Companies	Enterprise Value / Revenue	11.0x	12.0x	11.5x	Increase
		Market Comparable Companies	EBITDA Multiple	11.00x	21.50x	20.27x	Increase
Convertible Bonds	$ 2,765,635	Market Comparable Companies	EBITDA Multiple	21.00x	21.50x	21.25x	Increase
		Discounted Cash Flow	Discount Rate	15.0%	15.0%	15.0%	Decrease
Preferred Stock	$ 1,304,158	Market Comparable Companies	Enterprise Value / Revenue	11.0x	12.0x	11.5x	Increase

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $189,416,854. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Securities in default.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $21,964,245, or 1.56% of the Portfolio’s net assets.
(G)	Step bond. Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $26,872,752, or 1.91% of the Portfolio’s net assets.
(I)	Restricted security. At September 30, 2014, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Bonds	Delta Topco, Ltd.	05/05/2014	$1,286,319	$1,289,155	0.09%
Preferred Stocks	Palantir Technologies, Inc.	05/05/2014	1,304,158	1,304,158	0.09
Preferred Stocks	Uber Technologies, Inc.	08/12/2014	2,002,180	2,002,176	0.14
Common Stocks	Mobileye NV - Class F2	05/05/2014	1,206,398	7,758,760	0.55
Common Stocks	Delta Topco, Ltd.	05/05/2014	1,033,601	897,318	0.07
Common Stocks	Dropbox, Inc.	05/05/2014	3,285,009	2,910,071	0.21
Common Stocks	Twitter, Inc.	05/05/2014	938,686	1,283,878	0.09

			$11,056,351	$17,445,516	1.24%

(J)	Rate shown reflects the yield at September 30, 2014.
(K)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(L)	Non-income producing security.
(M)	All or a portion of this security has been segregated by the custodian as collateral for open options, swap agreements, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap agreements, swaptions and/or forward foreign currency contracts is $3,417.
(N)	Cash in the amount of $7,885,284 has been segregated by the broker with the custodian as collateral for open options, swap agreements, swaptions and/or forward foreign currency contracts.
(O)	Cash in the amount of $181,663 has been segregated by the custodian with the broker as collateral for open options, swap agreements, swaptions and/or forward foreign currency contracts.
(P)	Securities with an aggregate market value of $1,055,000 have been segregated by the broker with the custodian as collateral for open options, swap agreements, swaptions and/or forward foreign currency contracts.
(Q)	Aggregate cost for federal income tax purposes is $1,612,957,319. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $51,163,852 and $59,966,782, respectively. Net unrealized depreciation for tax purposes is $8,802,930.
(R)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(U)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(V)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(W)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(X)	Cash in the amount of $5,470,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(Y)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Z)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(AA)	Purchases include all purchases of securities and securities received in corporate actions.
(AB)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(AC)	Total aggregate fair value of Level 3 securities is 1.29% of the Portfolio’s net assets.
(AD)	Percentage rounds to less than 0.01% or (0.01)%.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $29,607,451, or 2.10% of the Portfolio’s net assets.
ADR	American Depositary Receipt
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CAC	French: Cotation Assistée en Continu (French Stock Market Index)
CETIP	Central of Custody and Financial Settlement of Securities
CITI	Citigroup, Inc.
CR	Custodial Receipts
CSFB	Credit Suisse First Boston
CVA	Dutch Certificate-Depositary Receipt
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DUB	Deutsche Bank AG
EBITDA	Earnings before interest, tax, depreciation and amortization
FTSE	Financial Times & London Stock Exchange Index
GDR	Global Depositary Receipt
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IBOV	Brazil’s Brazil Bovespa Index
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over the Counter
PJSC	Private Joint Stock Co.
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
RSP	Risparmio Shares
S&P	Standard & Poor’s
SGX	Singapore Exchange
STOXX	Deutsche Börse Group and SIX Group
SPDR	Standard & Poor’s Depository Receipt
TOPIX	Tokyo Stock Price Index
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Capital Markets - 4.3%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	195,759	$ 18,000,040
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (A)	81,811	8,479,710
SPDR Barclays Convertible Securities ETF (A)	287,340	14,266,431
SPDR Barclays High Yield Bond ETF (A)	446,624	17,945,352
SPDR Barclays Short Term High Yield Bond ETF (A)	169,218	5,064,695
Fixed Income - 49.9%
Transamerica JPMorgan Core Bond VP (B)	29,112,905	372,936,316
Transamerica PIMCO Total Return VP (B)	29,454,232	339,018,216
Transamerica Short-Term Bond (C)	2,262,482	23,054,695
Global/International Equity - 7.1%
Transamerica MFS International Equity VP (B)	12,334,401	104,102,347
Tactical and Specialty - 6.5%
Transamerica Blackrock Global Allocation VP (B)	9,595,865	95,766,732
Transamerica Global Allocation Liquidating Trust (D) (E) (F) (G) (H)	79,640	726,869
U.S. Equity - 32.2%
Transamerica Barrow Hanley Dividend Focused VP (B)	5,838,079	119,563,851
Transamerica Jennison Growth VP (B)	6,053,846	61,809,766
Transamerica JPMorgan Enhanced Index VP (B)	8,855,927	155,510,070
Transamerica JPMorgan Mid Cap Value VP (B)	1,903,169	39,833,326
Transamerica Morgan Stanley Mid-Cap Growth VP (B)	1,172,645	40,913,589
Transamerica WMC US Growth VP (B)	1,784,172	57,111,331

Total Investment Companies (Cost $1,456,426,887)		1,474,103,336

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (I)	50,606,325	50,606,325

Total Securities Lending Collateral (Cost $50,606,325)		50,606,325

Total Investments (Cost $1,507,033,212) (J)		1,524,709,661
Other Assets and Liabilities, Net - (3.4)%		(50,735,340)

Net Assets - 100.0%		$ 1,473,974,321

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies
Capital Markets	$63,756,228	$—	$—	$63,756,228
Fixed Income	735,009,227	—	—	735,009,227
Global/International Equity	104,102,347	—	—	104,102,347
Tactical and Specialty	95,766,732	—	726,869	96,493,601
U.S. Equity	474,741,933	—	—	474,741,933
Securities Lending Collateral	50,606,325	—	—	50,606,325

Total Investments	$1,523,982,792	$—	$726,869	$1,524,709,661

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases (L)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (M)
Investment Companies	$ —	$ 819,371	$ —	$ —	$ —	$ (92,502)	$ —	$ —	$ 726,869	$ (92,502)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $49,539,519. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(D)	Non-income producing security.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $726,869, or 0.05% of the Portfolio’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $726,869, or 0.05% of the Portfolio’s net assets.
(G)	Restricted security. At September 30, 2014, the Portfolio owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$726,869	0.05%

(H)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	Aggregate cost for federal income tax purposes is $1,507,033,212. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $35,895,730 and $18,219,281, respectively. Net unrealized appreciation for tax purposes is $17,676,449.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(L)	Purchases include all purchases of securities and securities received in corporate actions.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Level 3 securities were not considered significant to the Portfolio.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 6.5%
Federation Centres - REIT	1,669,800	$ 3,771,944
Goodman Group - REIT	1,208,084	5,468,506
Investa Office Fund - REIT	789,440	2,315,501
Lend Lease Corp., Ltd.	122,692	1,540,446
Mirvac Group - REIT	4,539,614	6,836,415
Scentre Group - REIT (A)	1,731,259	4,971,837
Stockland - REIT	1,552,408	5,368,884
Westfield Corp. - REIT	294,827	1,923,112
Canada - 0.4%
Boardwalk Real Estate Investment Trust - REIT	34,100	2,097,853
France - 3.9%
ICADE - REIT	22,902	1,931,414
Klepierre - REIT	134,484	5,889,049
Mercialys SA - REIT	86,160	1,878,854
Unibail-Rodamco SE - REIT	37,494	9,646,583
Germany - 1.3%
LEG Immobilien AG (A)	93,731	6,495,894
Hong Kong - 7.9%
Cheung Kong Holdings, Ltd.	644,843	10,613,333
Hang Lung Properties, Ltd.	667,100	1,894,377
Hongkong Land Holdings, Ltd.	887,739	6,036,625
Link REIT	392,400	2,263,987
Sun Hung Kai Properties, Ltd.	909,355	12,894,001
Swire Properties, Ltd.	1,770,600	5,529,669
Japan - 16.4%
Daito Trust Construction Co., Ltd.	35,200	4,157,885
Daiwa House Industry Co., Ltd. (B)	124,392	2,231,514
GLP J-REIT (B)	2,046	2,363,603
Japan Hotel REIT Investment Corp. (B)	1,903	1,159,065
Japan Real Estate Investment Corp. - REIT	1,089	5,600,146
Japan Retail Fund Investment Corp. - Class A REIT	3,288	6,625,466
Kenedix Office Investment Corp. - Class A REIT	476	2,556,316
Mitsubishi Estate Co., Ltd.	793,010	17,848,600
Mitsui Fudosan Co., Ltd.	659,810	20,210,911
Nippon Building Fund, Inc. - REIT	226	1,188,986
Nippon Prologis REIT, Inc. (B)	1,334	3,102,835
Nomura Real Estate Holdings, Inc.	147,000	2,525,170
NTT Urban Development Corp. (B)	186,000	1,957,091
ORIX JREIT, Inc. - Class A	1,590	1,999,188
Sumitomo Realty & Development Co., Ltd.	119,400	4,248,539
Tokyo Tatemono Co., Ltd.	115,700	935,727
United Urban Investment Corp. - Class A REIT	1,947	2,987,737
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (A)	85,500	444,922
Luxembourg - 0.9%
GAGFAH SA (A)	249,416	4,646,619
Netherlands - 1.1%
Corio NV - REIT	30,525	1,496,883
Eurocommercial Properties NV - CVA	41,451	1,825,608
Nieuwe Steen Investments NV - REIT	394,820	2,074,499

	Shares	Value
COMMON STOCKS (continued)
Singapore - 3.7%
CapitaCommercial Trust - REIT	3,829,700	$ 4,788,251
CapitaLand, Ltd.	1,588,000	3,983,382
Global Logistic Properties, Ltd. - Class L	2,976,500	6,323,050
Suntec Real Estate Investment Trust - REIT	2,582,500	3,562,906
Sweden - 1.0%
Castellum AB	192,265	2,925,540
Fabege AB	36,000	458,232
Hufvudstaden AB - Class A	145,594	1,813,872
Switzerland - 0.5%
PSP Swiss Property AG (A)	29,216	2,454,303
United Kingdom - 7.1%
British Land Co. PLC - REIT	619,749	7,058,061
Derwent London PLC - REIT	101,479	4,492,842
Great Portland Estates PLC - REIT	486,806	5,046,842
Hammerson PLC - REIT	610,154	5,682,674
Land Securities Group PLC - REIT	613,620	10,335,662
Safestore Holdings PLC - REIT	436,681	1,514,961
UNITE Group PLC	144,691	995,732
United States - 47.8%
American Realty Capital Properties, Inc. - REIT	524,900	6,330,294
AvalonBay Communities, Inc. - REIT	65,549	9,240,443
BioMed Realty Trust, Inc. - Class B REIT	213,400	4,310,680
Boston Properties, Inc. - REIT	56,000	6,482,560
Brandywine Realty Trust - REIT	199,900	2,812,593
Brixmor Property Group, Inc. - REIT	116,600	2,595,516
Cousins Properties, Inc. - REIT (B)	204,700	2,446,165
DCT Industrial Trust, Inc. - REIT	378,400	2,841,784
DDR Corp. - REIT (B)	408,500	6,834,205
Douglas Emmett, Inc. - REIT	198,100	5,085,227
Duke Realty Corp. - REIT	345,000	5,927,100
Equity Residential - REIT	214,236	13,192,653
Essex Property Trust, Inc. - REIT	47,362	8,465,957
General Growth Properties, Inc. - REIT	367,306	8,650,056
Health Care REIT, Inc.	234,245	14,609,861
Healthcare Realty Trust, Inc. - REIT	143,800	3,405,184
Healthcare Trust of America, Inc. - Class A REIT (B)	216,200	2,507,920
Highwoods Properties, Inc. - REIT (B)	61,100	2,376,790
Hilton Worldwide Holdings, Inc. (A)	143,600	3,536,868
Host Hotels & Resorts, Inc. - REIT (B)	655,505	13,981,922
Kilroy Realty Corp. - REIT	124,300	7,388,392
Kimco Realty Corp. - REIT	222,870	4,883,082
Lexington Realty Trust - REIT (B)	268,800	2,631,552
Liberty Property Trust - Series C REIT	116,425	3,872,296
Macerich Co. - Class A REIT (B)	100,192	6,395,255
Pebblebrook Hotel Trust - REIT (B)	55,600	2,076,104
Post Properties, Inc. - REIT	67,500	3,465,450
Prologis, Inc. - Class A REIT	315,810	11,906,037
Public Storage - REIT	32,730	5,427,943
Ramco-Gershenson Properties Trust - REIT	123,800	2,011,750
Simon Property Group, Inc. - REIT	104,139	17,122,534
SL Green Realty Corp. - REIT	92,100	9,331,572
Spirit Realty Capital, Inc. - REIT	450,800	4,945,276

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Strategic Hotels & Resorts, Inc. - REIT (A)	177,400	$ 2,066,710
Sun Communities, Inc. - REIT	58,400	2,949,200
Sunstone Hotel Investors, Inc. - REIT	171,750	2,373,585
Tanger Factory Outlet Centers, Inc. - REIT	43,470	1,422,338
Taubman Centers, Inc. - REIT	46,741	3,412,093
UDR, Inc. - REIT	311,284	8,482,489
Vornado Realty Trust - Class A REIT	104,585	10,454,317

Total Common Stocks (Cost $450,826,075)		491,243,657

WARRANT - 0.0% (C)
Hong Kong - 0.0% (C)
Sun Hung Kai Properties, Ltd. (A)
Expiration: 04/22/2016
Exercise Price: HKD 98.60	30,604	51,158

Total Warrant (Cost $0)		51,158

SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (D)	29,870,331	29,870,331

Total Securities Lending Collateral (Cost $29,870,331)		29,870,331

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2014, to be repurchased at $5,833,647 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $5,953,124.	$ 5,833,645	5,833,645

Total Repurchase Agreement (Cost $5,833,645)		5,833,645

Total Investments (Cost $486,530,051) (E)		526,998,791
Other Assets and Liabilities, Net - (5.8)%		(28,664,931)

Net Assets - 100.0%		$ 498,333,860

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	69.2%	$364,541,355
Real Estate Management & Development	23.4	123,216,592
Hotels, Restaurants & Leisure	0.6	3,536,868

Investments, at Value	93.2	491,294,815
Short-Term Investments	6.8	35,703,976

Total Investments	100.0%	$526,998,791

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$240,349,606	$250,894,051	$—	$491,243,657
Warrant	—	51,158	—	51,158
Securities Lending Collateral	29,870,331	—	—	29,870,331
Repurchase Agreement	—	5,833,645	—	5,833,645

Total Investments	$270,219,937	$256,778,854	$—	$526,998,791

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $28,891,493. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate shown reflects the yield at September 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $486,530,051. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $46,633,044 and $6,164,304, respectively. Net unrealized appreciation for tax purposes is $40,468,740.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

CVA	Dutch Certificate-Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

CURRENCY ABBREVIATION:

HKD	Hong Kong Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.2%
Fixed Income - 19.3%
Transamerica Bond (B)	2,228,861	$ 23,871,099
Transamerica Aegon U.S. Government Securities VP (A)	6,388	76,590
Transamerica Core Bond (B)	613,624	6,203,739
Transamerica Emerging Markets Debt (B)	814,806	8,685,833
Transamerica Floating Rate (B)	915,924	9,085,969
Transamerica High Yield Bond (B)	3,079,830	29,751,162
Transamerica Intermediate Bond (B)	496,765	4,997,460
Transamerica Money Market (B)	21,070	21,070
Transamerica PIMCO Total Return VP (A)	769,810	8,860,515
Transamerica Short-Term Bond (B)	3,530,371	35,974,476
Global/International Equity - 73.9%
Transamerica Clarion Global Real Estate Securities VP (A)	2,532,952	30,927,347
Transamerica Developing Markets Equity (B)	2,942,041	35,363,328
Transamerica Global Equity (B)	1,237,843	13,579,134
Transamerica Income & Growth (B)	5,422,240	58,289,078
Transamerica International Equity (B)	4,240,235	76,493,848
Transamerica International Equity Opportunities (B)	8,833,899	75,618,177
Transamerica International Small Cap (B)	9,478,745	96,777,988
Transamerica International Small Cap Value (B)	7,250,473	86,063,115
Transamerica TS&W International Equity VP (A)	1,022,850	13,204,995

Total Investment Companies (Cost $576,547,240)		613,844,923

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $38,524,518 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 04/01/2028 - 07/25/2037, and with a total value of $39,299,499.	$ 38,524,508	38,524,508

Total Repurchase Agreement (Cost $38,524,508)		38,524,508

Total Investments (Cost $615,071,748) (D)		652,369,431
Other Assets and Liabilities, Net - 0.9%		5,805,199

Net Assets - 100.0%		$ 658,174,630

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EUR December Futures	Short	(1,170)	12/15/2014	$4,386,615
JPY December Futures	Short	(850)	12/15/2014	2,898,213
MSCI Emerging Markets Mini Index	Long	400	12/19/2014	(973,908)

				$6,310,920

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$613,844,923	$—	$—	$613,844,923
Repurchase Agreement	—	38,524,508	—	38,524,508

Total Investments	$613,844,923	$38,524,508	$—	$652,369,431

Derivative Financial Instruments
Futures Contracts (G)	$7,284,828	$—	$—	$7,284,828

Total Derivative Financial Instruments	$7,284,828	$—	$—	$7,284,828

LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(973,908)	$—	$—	$(973,908)

Total Derivative Financial Instruments	$(973,908)	$—	$—	$(973,908)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(B)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $615,071,748. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $40,376,583 and $3,078,900, respectively. Net unrealized appreciation for tax purposes is $37,297,683.
(E)	Cash in the amount of $5,112,500 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITION:

MSCI	Morgan Stanley Capital International

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.8%
U.S. Treasury Bond
3.38%, 05/15/2044	$ 1,321,000	$ 1,363,932
3.63%, 02/15/2044 (A)	316,000	341,477
3.75%, 11/15/2043	1,959,000	2,165,306
U.S. Treasury Note
0.38%, 05/31/2016	9,941,000	9,930,900
0.50%, 08/31/2016 (A)	5,753,000	5,747,155
0.75%, 06/30/2017 - 03/31/2018	2,631,000	2,604,603
0.88%, 01/31/2017 - 01/31/2018	1,066,000	1,066,448
0.88%, 07/15/2017 (A)	122,000	121,581
1.25%, 10/31/2018	1,556,000	1,536,550
1.38%, 07/31/2018 - 09/30/2018	10,200,000	10,141,307
1.50%, 08/31/2018	2,363,000	2,361,892
1.63%, 07/31/2019 (A)	1,321,000	1,312,744
1.75%, 05/15/2023	413,000	391,446
2.50%, 08/15/2023 - 05/15/2024	2,568,000	2,577,686
2.75%, 11/15/2023 (A)	2,774,000	2,843,350

Total U.S. Government Obligations (Cost $44,473,678)		44,506,377

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.3%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029	1,280,959	1,345,571
4.50%, 09/01/2044	3,175,641	3,474,859
5.00%, 06/01/2020	27,416	29,333
5.50%, 12/01/2028 - 09/01/2041	2,623,976	2,921,498
6.00%, 04/01/2040	229,723	265,477
Federal National Mortgage Association
3.50%, 07/01/2042 - 05/01/2044	2,542,719	2,613,480
4.00%, 06/01/2042 - 08/01/2044	8,527,254	9,018,595
4.50%, 04/01/2041 - 02/01/2043	2,882,427	3,129,664
5.00%, 09/01/2029 - 07/01/2041	556,516	616,688
5.50%, 03/01/2040 - 05/01/2041	987,117	1,108,741
6.00%, 10/01/2035 - 10/01/2038	209,924	237,178
7.00%, 02/01/2039	28,258	30,547
FREMF Mortgage Trust
Series 2010-KSCT, Class B
2.00%, 01/25/2020 - 144A (B)	152,793	132,081
Government National Mortgage Association
3.50%, 05/20/2042	24,109	25,071
4.50%, 07/15/2041 - 10/20/2041	235,943	256,928
4.90%, 10/15/2034	109,446	119,848
5.00%, 10/15/2039 - 09/15/2041	1,129,698	1,252,035
5.10%, 01/15/2032	93,168	105,656
5.50%, 09/15/2035 - 07/20/2042	641,430	728,079
6.00%, 11/20/2034 - 02/20/2043	1,107,276	1,263,867

Total U.S. Government Agency Obligations (Cost $28,556,866)		28,675,196

MORTGAGE-BACKED SECURITIES - 1.0%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 - 144A	141,000	138,694
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class D
3.20%, 08/15/2026 - 144A (C)	100,000	100,079
COMM Mortgage Trust
Series 2007-C9, Class AJ
5.65%, 12/10/2049 (C)	835,061	895,418

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	$ 1,105,000	$ 1,206,420
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (C)	200,000	187,965
Hilton USA Trust
4.41%, 11/05/2030 - 144A	141,000	143,752
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-JWRZ, Class D
3.14%, 04/15/2030 - 144A (C)	100,000	100,266
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.49%, 02/15/2040 (C)	285,000	303,007
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM
5.38%, 12/15/2043	267,600	286,347
Series 2007-C31, Class AM
5.59%, 04/15/2047 (C)	25,000	27,167
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1
2.90%, 01/15/2027 - 144A (C)	73,000	73,000
Series 2014-TISH, Class WTS1
2.40%, 02/15/2027 - 144A (C)	35,000	35,000
Series 2014-TISH, Class WTS2
3.40%, 02/15/2027 - 144A (C)	35,000	34,976

Total Mortgage-Backed Securities (Cost $3,554,060)		3,532,091

ASSET-BACKED SECURITIES - 0.7%
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D
2.68%, 10/09/2018	120,000	121,416
Series 2013-4, Class D
3.31%, 10/08/2019	53,000	54,117
Applebee’s / IHOP Funding LLC
Series 2014-1, Class A2
4.28%, 09/05/2044 - 144A	1,292,000	1,279,716
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2
4.47%, 03/20/2043 - 144A	616,803	622,520
Domino’s Pizza Master Issuer LLC
Series 2012-1A, Class A2
5.22%, 01/25/2042 - 144A	290,841	307,174
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	34,000	35,083
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	34,505

Total Asset-Backed Securities (Cost $2,472,380)		2,454,531

CORPORATE DEBT SECURITIES - 19.1%
Aerospace & Defense - 0.1%
Exelis, Inc.
4.25%, 10/01/2016	151,000	158,879
5.55%, 10/01/2021	125,000	133,050
Airlines - 0.0% (D)
Southwest Airlines Co.
5.13%, 03/01/2017	125,000	134,916

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.1%
Continental Rubber of America Corp.
4.50%, 09/15/2019 - 144A	$ 210,000	$ 220,326
Schaeffler Finance BV, Series MTN
4.25%, 05/15/2021 - 144A	200,000	192,500
Automobiles - 0.8%
General Motors Co.
3.50%, 10/02/2018	522,000	530,483
4.88%, 10/02/2023	1,903,000	2,012,422
6.25%, 10/02/2043	310,000	362,700
Banks - 1.8%
Abbey National Treasury Services PLC
4.00%, 03/13/2024	605,000	613,181
CIT Group, Inc.
3.88%, 02/19/2019	117,000	114,953
4.25%, 08/15/2017	246,000	248,460
5.00%, 08/01/2023	287,000	284,848
5.50%, 02/15/2019 - 144A	253,000	264,701
6.63%, 04/01/2018 - 144A	44,000	47,190
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A	172,000	194,558
HSBC Bank USA NA
4.88%, 08/24/2020	200,000	221,006
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A	337,000	328,351
Lloyds Bank PLC, Series MTN
6.50%, 09/14/2020 - 144A	112,000	130,219
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	82,000	83,216
5.13%, 05/28/2024	1,082,000	1,063,131
6.00%, 12/19/2023	616,000	645,777
6.10%, 06/10/2023	806,000	851,051
Santander UK PLC
5.00%, 11/07/2023 - 144A	444,000	465,825
SVB Financial Group
5.38%, 09/15/2020 (A)	345,000	385,931
Zions Bancorporation
5.80%, 06/15/2023 (C) (E)	268,000	255,940
Beverages - 0.1%
SABMiller Holdings, Inc.
2.20%, 08/01/2018 - 144A	203,000	202,569
Capital Markets - 1.8%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 (C)	465,000	506,850
Charles Schwab Corp.
7.00%, 02/01/2022 (A) (C) (E)	285,000	332,205
E*TRADE Financial Corp.
6.00%, 11/15/2017	200,000	206,000
6.38%, 11/15/2019	377,000	395,850
6.75%, 06/01/2016	154,000	162,085
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	449,000	453,661
5.63%, 01/15/2017	128,000	139,009
5.70%, 05/10/2019 (A) (C) (E)	269,000	272,900
Morgan Stanley
2.50%, 01/24/2019	200,000	200,013
4.75%, 03/22/2017	209,000	224,594
Morgan Stanley, Series MTN
2.38%, 07/23/2019	823,000	809,987
4.35%, 09/08/2026	679,000	667,333
5.00%, 11/24/2025	469,000	490,485
Raymond James Financial, Inc.
4.25%, 04/15/2016	179,000	187,577
5.63%, 04/01/2024	915,000	1,030,901
TD Ameritrade Holding Corp.
4.15%, 12/01/2014	256,000	257,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Ashland, Inc.
3.88%, 04/15/2018	$ 77,000	$ 77,192
6.88%, 05/15/2043	100,000	104,250
Sherwin-Williams Co.
3.13%, 12/15/2014	125,000	125,712
Commercial Services & Supplies - 0.3%
Cintas Corp. No. 2
2.85%, 06/01/2016	130,000	133,851
GE Capital Trust I
6.38%, 11/15/2067 (C)	38,000	41,040
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	1,011,000	1,060,222
Communications Equipment - 0.2%
Motorola Solutions, Inc.
4.00%, 09/01/2024 (A)	674,000	657,904
Construction & Engineering - 0.1%
Toll Brothers Finance Corp.
4.00%, 12/31/2018	76,000	75,905
4.38%, 04/15/2023	26,000	24,765
5.88%, 02/15/2022	98,000	104,125
Construction Materials - 0.1%
Hanson, Ltd.
6.13%, 08/15/2016	135,000	144,450
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A	240,000	243,413
Consumer Finance - 0.3%
American Express Co.
6.80%, 09/01/2066 (C)	373,000	398,178
American Express Credit Corp.
2.13%, 03/18/2019	629,000	626,424
American Express Credit Corp., Series MTN
1.75%, 06/12/2015	186,000	187,667
Diversified Financial Services - 2.2%
Bank of America Corp.
1.50%, 10/09/2015	79,000	79,596
2.65%, 04/01/2019	761,000	758,668
8.00%, 01/30/2018 (C) (E)	317,000	341,767
Bank of America Corp., Series MTN
4.20%, 08/26/2024	424,000	420,334
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 - 144A	648,000	665,031
Citigroup, Inc.
5.90%, 02/15/2023 (C) (E)	232,000	225,620
Credit Suisse
5.40%, 01/14/2020	186,000	207,469
Credit Suisse, Series MTN
3.63%, 09/09/2024	561,000	553,487
Ford Motor Credit Co. LLC
5.88%, 08/02/2021	235,000	270,209
General Electric Capital Corp.
6.25%, 12/15/2022 (C) (E)	400,000	431,000
7.13%, 06/15/2022 (C) (E)	300,000	347,250
General Electric Capital Corp., Series MTN
6.38%, 11/15/2067 (C)	210,000	227,325
General Motors Financial Co., Inc.
3.25%, 05/15/2018	69,000	69,345
Goldman Sachs Capital I
6.35%, 02/15/2034	595,000	676,375
JPMorgan Chase & Co.
7.90%, 04/30/2018 (C) (E)	57,000	61,702

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Lazard Group LLC
4.25%, 11/14/2020	$ 493,000	$ 515,392
6.85%, 06/15/2017	58,000	65,349
LeasePlan Corp. NV
2.50%, 05/16/2018 - 144A	730,000	732,210
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	299,000	310,960
5.88%, 03/15/2022 - 144A	227,000	241,187
Stifel Financial Corp.
4.25%, 07/18/2024	243,000	244,386
Voya Financial, Inc.
5.65%, 05/15/2053 (C)	128,000	128,640
Diversified Telecommunication Services - 0.2%
SBA Tower Trust
2.93%, 12/15/2042 - 144A	55,000	55,774
Verizon Communications, Inc.
2.63%, 02/21/2020 - 144A	232,000	229,090
5.15%, 09/15/2023	283,000	313,385
6.40%, 09/15/2033	264,000	321,610
Electric Utilities - 0.3%
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	173,000	182,299
PPL WEM Holdings, Ltd.
3.90%, 05/01/2016 - 144A	148,000	154,034
5.38%, 05/01/2021 - 144A	730,000	819,449
Electronic Equipment & Instruments - 0.2%
Amphenol Corp.
3.13%, 09/15/2021	223,000	222,491
4.75%, 11/15/2014	418,000	420,070
Energy Equipment & Services - 0.8%
DCP Midstream Operating, LP
3.88%, 03/15/2023	480,000	480,583
4.95%, 04/01/2022	976,000	1,062,022
5.60%, 04/01/2044	225,000	247,405
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/2024	147,000	146,037
5.00%, 10/01/2021	130,000	139,869
Ensco PLC
4.50%, 10/01/2024	136,000	136,458
5.75%, 10/01/2044	142,000	143,953
Nabors Industries, Inc.
5.00%, 09/15/2020	235,000	257,334
Plains All American Pipeline, LP / PAA Finance Corp.
3.95%, 09/15/2015	310,000	318,955
Food & Staples Retailing - 0.2%
Safeway, Inc.
4.75%, 12/01/2021	122,000	123,041
Sysco Corp.
3.00%, 10/02/2021 (F)	144,000	144,271
3.50%, 10/02/2024 (F)	180,000	180,494
4.50%, 10/02/2044 (F)	338,000	340,470
Food Products - 0.5%
Smithfield Foods, Inc.
5.25%, 08/01/2018 - 144A	50,000	50,125
Tyson Foods, Inc.
6.60%, 04/01/2016	249,000	269,416
WM Wrigley Jr. Co.
2.40%, 10/21/2018 - 144A	700,000	704,981
3.38%, 10/21/2020 - 144A	620,000	629,234

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.1%
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13%, 07/15/2019 - 144A	$ 184,000	$ 180,320
Health Care Equipment & Supplies - 0.1%
Life Technologies Corp.
5.00%, 01/15/2021	48,000	53,436
6.00%, 03/01/2020	453,000	522,897
Health Care Providers & Services - 0.2%
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 - 144A	280,000	296,800
HCA, Inc.
3.75%, 03/15/2019	151,000	147,602
Tenet Healthcare Corp.
8.13%, 04/01/2022	200,000	219,500
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.
3.88%, 05/15/2023	534,000	524,276
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 - 144A	84,000	79,590
Household Durables - 0.1%
DR Horton, Inc.
3.75%, 03/01/2019	205,000	199,362
4.75%, 05/15/2017	35,000	36,313
MDC Holdings, Inc.
5.50%, 01/15/2024	221,000	217,705
Industrial Conglomerates - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 - 144A	217,000	215,776
Insurance - 0.2%
American International Group, Inc., Series MTN
5.60%, 10/18/2016	31,000	33,749
Primerica, Inc.
4.75%, 07/15/2022 (A)	525,000	569,059
IT Services - 0.1%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	201,000	200,786
Fiserv, Inc.
3.13%, 10/01/2015	85,000	86,897
Machinery - 0.0% (D)
CNH Industrial Capital LLC
3.63%, 04/15/2018	89,000	86,997
Media - 0.3%
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022 - 144A	144,000	140,760
UBM PLC
5.75%, 11/03/2020 - 144A	362,000	391,404
Viacom, Inc.
3.88%, 04/01/2024	114,000	113,527
4.38%, 03/15/2043	361,000	332,374
Metals & Mining - 0.2%
Alcoa, Inc.
5.13%, 10/01/2024	155,000	155,201
FMG Resources, Ltd.
8.25%, 11/01/2019 - 144A (A)	179,000	185,041
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	300,000	308,412
Multi-Utilities - 0.1%
CMS Energy Corp.
4.25%, 09/30/2015	339,000	350,270

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.0% (D)
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	$ 123,000	$ 135,239
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.
3.45%, 07/15/2024 (A)	524,000	514,665
4.50%, 07/15/2044	389,000	374,805
Chesapeake Energy Corp.
4.88%, 04/15/2022	1,929,000	1,938,645
5.38%, 06/15/2021	1,033,000	1,057,534
5.75%, 03/15/2023	370,000	394,050
Cimarex Energy Co.
4.38%, 06/01/2024	490,000	493,675
5.88%, 05/01/2022	467,000	502,025
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	200,000	202,702
Continental Resources, Inc.
3.80%, 06/01/2024	253,000	247,818
4.90%, 06/01/2044	128,000	124,782
5.00%, 09/15/2022	611,000	644,605
Devon Energy Corp.
2.25%, 12/15/2018	202,000	201,540
Energy Transfer Partners, LP
4.15%, 10/01/2020	122,000	126,687
EnLink Midstream Partners, LP
4.40%, 04/01/2024	854,000	886,383
5.60%, 04/01/2044	333,000	364,272
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024 (A)	530,000	523,405
5.00%, 03/01/2043	344,000	318,052
Motiva Enterprises LLC
5.75%, 01/15/2020 - 144A	253,000	284,502
Plains Exploration & Production Co.
6.63%, 05/01/2021	20,000	21,900
6.75%, 02/01/2022	60,000	66,450
6.88%, 02/15/2023	484,000	549,340
Spectra Energy Partners, LP
4.75%, 03/15/2024	413,000	442,973
Western Gas Partners, LP
5.38%, 06/01/2021	680,000	759,899
Pharmaceuticals - 0.1%
Forest Laboratories, Inc.
4.38%, 02/01/2019 - 144A	417,000	438,918
Professional Services - 0.9%
Synchrony Financial
3.00%, 08/15/2019	378,000	379,036
4.25%, 08/15/2024	950,000	950,120
Verisk Analytics, Inc.
4.13%, 09/12/2022	103,000	106,074
4.88%, 01/15/2019	390,000	420,462
5.80%, 05/01/2021	1,060,000	1,193,634
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	257,000	254,647
4.50%, 07/30/2029	252,000	252,040
4.60%, 04/01/2022	633,000	664,514
Goodman Funding Pty, Ltd.
6.38%, 11/12/2020 - 144A	700,000	812,259
Reckson Operating Partnership, LP
6.00%, 03/31/2016	60,000	63,886
Retail Opportunity Investments Partnership, LP
5.00%, 12/15/2023	50,000	53,235
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	156,000	178,328

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp. / SL Green Operating Partnership
5.00%, 08/15/2018 (A)	$ 145,000	$ 156,243
7.75%, 03/15/2020	850,000	1,010,623
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
6.63%, 10/15/2020	70,000	73,598
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	216,000	220,644
Kennedy-Wilson, Inc.
8.75%, 04/01/2019	44,000	46,750
Road & Rail - 0.0% (D)
JB Hunt Transport Services, Inc.
3.38%, 09/15/2015	130,000	133,300
Semiconductors & Semiconductor Equipment - 0.8%
National Semiconductor Corp.
3.95%, 04/15/2015	224,000	228,299
6.60%, 06/15/2017	410,000	467,609
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	812,000	814,406
TSMC Global, Ltd.
1.63%, 04/03/2018 - 144A	922,000	910,433
Xilinx, Inc.
2.13%, 03/15/2019	113,000	112,301
3.00%, 03/15/2021 (A)	146,000	146,102
Software - 0.1%
Autodesk, Inc.
3.60%, 12/15/2022	136,000	134,114
Fidelity National Information Services, Inc.
5.00%, 03/15/2022	79,000	83,250
Specialty Retail - 0.1%
Tiffany & Co.
3.80%, 10/01/2024 - 144A (A)	89,000	88,942
4.90%, 10/01/2044 - 144A	150,000	149,782
Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman
4.75%, 06/01/2023	130,000	130,975
4.75%, 01/01/2025 - 144A	1,180,000	1,174,100
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 144A	14,000	14,284
3.38%, 03/15/2018 - 144A	613,000	638,675
4.25%, 01/17/2023 - 144A	106,000	108,996
4.88%, 07/11/2022 - 144A	26,000	27,941
Water Utilities - 0.2%
American Water Capital Corp.
3.40%, 03/01/2025 (A)	172,000	171,279
4.30%, 12/01/2042	431,000	427,903
Wireless Telecommunication Services - 0.1%
Sprint Corp.
7.25%, 09/15/2021 - 144A	184,000	191,590

Total Corporate Debt Securities (Cost $65,868,373)		66,407,777

	Shares	Value
PREFERRED STOCKS - 0.5%
Banks - 0.2%
Wells Fargo & Co., 6.63% (C)	18,975	524,659
Capital Markets - 0.2%
Morgan Stanley, 6.88% (C)	9,150	239,089

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets (continued)
Morgan Stanley - Series E, 7.13% (A) (C)	10,525	$ 283,228
State Street Corp. - Series D, 5.90% (C)	6,300	161,595
Consumer Finance - 0.1%
Ally Financial, Inc. - Series G, 7.00% - 144A	358	358,336
Discover Financial Services - Series B, 6.50% (A)	5,350	134,873
Diversified Financial Services - 0.0% (D)
Citigroup Capital XIII, 7.88% (C)	2,700	72,684

Total Preferred Stocks (Cost $1,691,091)		1,774,464

COMMON STOCKS - 52.0%
Aerospace & Defense - 3.9%
Boeing Co.	47,223	6,015,266
Honeywell International, Inc.	34,372	3,200,720
Precision Castparts Corp.	17,574	4,162,929
Airlines - 0.8%
United Continental Holdings, Inc. (G)	60,045	2,809,506
Automobiles - 0.9%
General Motors Co.	98,423	3,143,631
Banks - 1.7%
U.S. Bancorp	144,146	6,029,627
Beverages - 0.5%
Diageo PLC	55,721	1,612,428
Chemicals - 4.6%
E.I. du Pont de Nemours & Co. (A)	102,121	7,328,203
LyondellBasell Industries NV - Class A	80,502	8,747,347
Consumer Finance - 0.6%
American Express Co.	24,441	2,139,565
Diversified Financial Services - 1.4%
CME Group, Inc. - Class A	18,881	1,509,631
JPMorgan Chase & Co.	53,743	3,237,478
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	13,869	693,311
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. - Class A	10,933	1,091,770
TE Connectivity, Ltd.	94,749	5,238,672
Food Products - 1.0%
Hershey Co.	15,169	1,447,578
Unilever PLC	46,612	1,953,356
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	66,455	2,763,863
Health Care Providers & Services - 3.3%
Aetna, Inc.	78,354	6,346,674
AmerisourceBergen Corp. - Class A	33,982	2,626,809
Express Scripts Holding Co. (G)	35,794	2,528,130
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp. (A)	71,558	4,451,623
Six Flags Entertainment Corp.	26,569	913,708
Starwood Hotels & Resorts Worldwide, Inc.	23,660	1,968,749
Industrial Conglomerates - 0.7%
3M Co.	16,251	2,302,442
Insurance - 0.7%
Prudential PLC	106,075	2,366,218
Internet & Catalog Retail - 0.9%
Priceline Group, Inc. (G)	2,707	3,136,276
Internet Software & Services - 1.1%
Alibaba Group Holding, Ltd. - ADR (G)	1,533	136,207
Google, Inc. - Class C (G)	6,681	3,857,342

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.2%
Automatic Data Processing, Inc.	13,485	$ 1,120,334
Mastercard, Inc. - Class A	87,579	6,473,839
Leisure Products - 0.8%
Mattel, Inc. (A)	87,082	2,669,063
Machinery - 0.3%
Dover Corp.	14,076	1,130,725
Media - 2.8%
CBS Corp. - Class B	94,458	5,053,503
Time Warner Cable, Inc.	15,441	2,215,629
Viacom, Inc. - Class B	32,251	2,481,392
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	41,833	4,991,514
Pharmaceuticals - 5.4%
AbbVie, Inc. - Class G (A)	110,311	6,371,563
Bristol-Myers Squibb Co.	51,682	2,645,085
Eli Lilly & Co.	28,537	1,850,624
ENDO International PLC (G)	12,775	873,044
Johnson & Johnson	39,870	4,249,743
Mylan, Inc. (G)	58,300	2,652,067
Professional Services - 0.2%
Towers Watson & Co. - Class A	6,411	637,894
Real Estate Investment Trusts - 0.6%
CBS Outdoor Americas, Inc.	15,292	457,843
Ventas, Inc.	24,357	1,508,916
Road & Rail - 2.6%
Canadian Pacific Railway, Ltd.	13,763	2,855,410
Union Pacific Corp.	56,368	6,111,418
Software - 1.4%
Microsoft Corp.	102,353	4,745,085
Specialty Retail - 0.9%
AutoZone, Inc. (G)	2,418	1,232,358
Home Depot, Inc.	22,209	2,037,454
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	72,765	7,331,074
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B	73,572	6,562,622
Tobacco - 2.4%
Altria Group, Inc.	69,131	3,175,878
Philip Morris International, Inc.	64,016	5,338,935

Total Common Stocks (Cost $157,456,964)		180,532,071

MASTER LIMITED PARTNERSHIPS - 3.5%
Capital Markets - 1.7%
Blackstone Group, LP - Class A	191,209	6,019,260
Oil, Gas & Consumable Fuels - 1.8%
Enterprise Products Partners, LP	155,211	6,255,003

Total Master Limited Partnerships (Cost $9,447,373)		12,274,263

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	19,098,657	19,098,657

Total Securities Lending Collateral (Cost $19,098,657)		19,098,657

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co.
0.01% (H), dated 09/30/2014, to be repurchased at $744,516 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/25/2039, and with a value of $759,434.

$ 744,516	$ 744,516

Total Repurchase Agreement (Cost $744,516)	744,516

Total Investments (Cost $333,363,958) (I)	359,999,943
Other Assets and Liabilities, Net - (3.6)%	(12,607,420)

Net Assets - 100.0%	$ 347,392,523

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	BOA	355,000	10/02/2014	$576,875	$(1,377)
GBP	BOA	(230,000)	10/02/2014	(375,258)	2,400
GBP	BOA	(125,000)	10/02/2014	(207,344)	4,704
GBP	HSBC	(338,000)	10/09/2014	(559,861)	11,958
GBP	JPM	(555,000)	10/16/2014	(900,946)	1,341
GBP	RBC	(390,000)	10/16/2014	(636,090)	3,935
GBP	CSFB	(244,000)	10/23/2014	(399,184)	3,707
GBP	BOA	(355,000)	11/06/2014	(576,708)	1,389

					$28,057

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$44,506,377	$—	$44,506,377
U.S. Government Agency Obligations	—	28,675,196	—	28,675,196
Mortgage-Backed Securities	—	3,532,091	—	3,532,091
Asset-Backed Securities	—	2,454,531	—	2,454,531
Corporate Debt Securities	—	66,407,777	—	66,407,777
Preferred Stocks	1,774,464	—	—	1,774,464
Common Stocks	174,600,069	5,932,002	—	180,532,071
Master Limited Partnerships	12,274,263	—	—	12,274,263
Securities Lending Collateral	19,098,657	—	—	19,098,657
Repurchase Agreement	—	744,516	—	744,516

Total Investments	$207,747,453	$152,252,490	$—	$359,999,943

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$29,434	$—	$29,434

Total Derivative Financial Instruments	$—	$29,434	$—	$29,434

LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(1,377)	$—	$(1,377)

Total Derivative Financial Instruments	$—	$(1,377)	$—	$(1,377)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,703,075. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Illiquid. Total aggregate fair value of illiquid securities is $132,081, or 0.04% of the Portfolio’s net assets.
(C)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Non-income producing security.
(H)	Rate shown reflects the yield at September 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $333,363,958. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $29,033,544 and $2,397,559, respectively. Net unrealized appreciation for tax purposes is $26,635,985.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $17,539,805, or 5.05% of the Portfolio’s net assets.
ADR	American Depositary Receipt
BOA	Bank of America
CSFB	Credit Suisse First Boston
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
RBC	Royal Bank of Canada

CURRENCY ABBREVIATION:

GBP	Pound Sterling

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 3.5%
Boeing Co.	152,621	$ 19,440,863
Precision Castparts Corp.	73,923	17,510,880
Automobiles - 1.2%
Tesla Motors, Inc. (A) (B)	53,982	13,100,352
Biotechnology - 10.2%
Alexion Pharmaceuticals, Inc. (A)	109,201	18,107,710
Biogen Idec, Inc. (A)	84,354	27,905,147
Celgene Corp. (A)	241,144	22,855,628
Gilead Sciences, Inc. (A)	197,448	21,018,340
Incyte Corp. (A)	78,009	3,826,341
Vertex Pharmaceuticals, Inc. (A)	140,856	15,819,537
Capital Markets - 1.0%
Morgan Stanley	315,781	10,916,549
Chemicals - 1.8%
Monsanto Co.	172,605	19,419,789
Energy Equipment & Services - 2.3%
Schlumberger, Ltd.	241,277	24,535,458
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	137,696	17,256,063
Food Products - 2.1%
Mead Johnson Nutrition Co. - Class A	90,610	8,718,494
Mondelez International, Inc. - Class A	402,105	13,778,128
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	420,505	17,488,803
Hotels, Restaurants & Leisure - 4.8%
Chipotle Mexican Grill, Inc. - Class A (A)	21,830	14,551,660
Dunkin’ Brands Group, Inc. (B)	160,085	7,175,010
Marriott International, Inc. - Class A (B)	209,145	14,619,235
Starbucks Corp.	206,006	15,545,213
Internet & Catalog Retail - 7.1%
Amazon.com, Inc. (A)	86,422	27,865,910
Netflix, Inc. (A)	35,566	16,046,668
Priceline Group, Inc. (A)	18,572	21,517,148
TripAdvisor, Inc. (A)	121,293	11,088,606
Internet Software & Services - 12.5%
Alibaba Group Holding, Ltd. - ADR (A)	106,021	9,419,966
Facebook, Inc. - Class A (A)	515,132	40,716,033
Google, Inc. - Class A (A)	39,899	23,476,971
Google, Inc. - Class C (A)	40,966	23,652,130
LinkedIn Corp. - Class A (A)	91,968	19,110,031
Pandora Media, Inc. (A) (B)	115,669	2,794,563
Twitter, Inc. (A)	278,913	14,386,332
IT Services - 6.6%
FleetCor Technologies, Inc. (A)	76,860	10,923,343
Mastercard, Inc. - Class A	485,775	35,908,488
Visa, Inc. - Class A	113,747	24,270,198
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (A)	108,522	17,788,926
Media - 3.5%
Twenty-First Century Fox, Inc. - Class A	454,897	15,598,418
Walt Disney Co.	248,008	22,080,152
Oil, Gas & Consumable Fuels - 2.6%
Concho Resources, Inc. (A)	114,002	14,294,711
EOG Resources, Inc.	137,213	13,586,831

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 7.4%
Actavis PLC (A)	43,816	$ 10,571,924
Allergan, Inc.	62,572	11,149,705
Bristol-Myers Squibb Co.	370,185	18,946,068
Merck & Co., Inc.	272,526	16,155,341
Novo Nordisk A/S - ADR	463,330	22,063,775
Real Estate Investment Trusts - 1.2%
American Tower Corp. - Class A	132,348	12,391,743
Road & Rail - 3.2%
Canadian Pacific Railway, Ltd.	86,352	17,915,450
Union Pacific Corp.	155,484	16,857,575
Semiconductors & Semiconductor Equipment - 0.5%
ARM Holdings PLC - ADR	132,642	5,795,129
Software - 7.9%
Adobe Systems, Inc. (A)	204,748	14,166,514
FireEye, Inc. (A) (B)	156,251	4,775,031
Red Hat, Inc. (A)	288,716	16,211,403
salesforce.com, Inc. (A)	327,739	18,854,825
Splunk, Inc. (A)	176,048	9,746,017
VMware, Inc. - Class A (A) (B)	116,314	10,914,906
Workday, Inc. - Class A (A) (B)	118,084	9,741,930
Specialty Retail - 5.1%
Inditex SA	563,232	15,561,666
O’Reilly Automotive, Inc. (A)	70,872	10,656,314
Tiffany & Co.	127,838	12,312,078
TJX Cos., Inc.	273,433	16,179,030
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	532,591	53,658,543
Textiles, Apparel & Luxury Goods - 4.6%
Michael Kors Holdings, Ltd. (A)	125,840	8,983,717
NIKE, Inc. - Class B	273,804	24,423,317
Under Armour, Inc. - Class A (A) (B)	226,657	15,661,999

Total Common Stocks (Cost $727,213,099)		1,061,808,625

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	57,962,549	57,962,549

Total Securities Lending Collateral (Cost $57,962,549)		57,962,549

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $12,201,313 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 2.25% - 3.00%, due 03/01/2033 - 06/25/2037, and with a total value of $12,448,007.	$ 12,201,309	12,201,309

Total Repurchase Agreement (Cost $12,201,309)		12,201,309

Total Investments (Cost $797,376,957) (D)		1,131,972,483
Other Assets and Liabilities, Net - (5.5)%		(59,077,606)

Net Assets - 100.0%		$ 1,072,894,877

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$1,046,246,959	$15,561,666	$—	$1,061,808,625
Securities Lending Collateral	57,962,549	—	—	57,962,549
Repurchase Agreement	—	12,201,309	—	12,201,309

Total Investments	$1,104,209,508	$27,762,975	$—	$1,131,972,483

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $56,741,476. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $797,376,957. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $340,135,202 and $5,539,676, respectively. Net unrealized appreciation for tax purposes is $334,595,526.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.9%
U.S. Treasury Bond
4.25%, 05/15/2039	$ 50,000	$ 59,813
4.38%, 02/15/2038 - 11/15/2039	5,050,000	6,133,350
4.50%, 05/15/2038	200,000	247,281
5.00%, 05/15/2037	1,775,000	2,342,168
5.25%, 02/15/2029	130,000	167,375
5.38%, 02/15/2031	150,000	198,539
6.13%, 08/15/2029	100,000	140,109
6.25%, 05/15/2030 (A)	425,000	607,086
8.00%, 11/15/2021	1,000,000	1,383,750
8.50%, 02/15/2020	815,000	1,092,864
8.75%, 08/15/2020	2,100,000	2,891,110
11.25%, 02/15/2015	1,065,000	1,109,097
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	220,462	272,822
2.50%, 01/15/2029	110,970	135,444
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	539,695	545,935
0.50%, 04/15/2015	384,790	385,061
1.13%, 01/15/2021	544,570	571,203
U.S. Treasury Note
1.00%, 11/30/2019	400,000	383,250
1.38%, 11/30/2018	740,000	733,756
1.50%, 08/31/2018	200,000	199,906
1.75%, 10/31/2020	5,000,000	4,905,860
2.00%, 11/30/2020 - 02/15/2022	15,200,000	15,115,573
2.13%, 08/31/2020 - 01/31/2021	4,000,000	4,007,773
2.25%, 07/31/2018	500,000	514,336
2.50%, 03/31/2015	95,000	96,154
2.63%, 08/15/2020 - 11/15/2020	1,200,000	1,238,874
2.75%, 12/31/2017 (A)	50,000	52,391
2.75%, 02/15/2019	1,000,000	1,046,562
3.13%, 10/31/2016 - 04/30/2017	450,000	474,586
3.63%, 02/15/2020	400,000	436,031
U.S. Treasury STRIPS
Zero Coupon, 11/15/2016 - 02/15/2023 (A)	6,245,000	5,139,235
Zero Coupon, 02/15/2017 - 05/15/2035	124,604,000	99,203,680

Total U.S. Government Obligations (Cost $148,404,808)		151,830,974

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.0%
Federal Home Loan Bank
5.50%, 07/15/2036	150,000	194,428
Federal Home Loan Mortgage Corp.
0.60%, 09/15/2042 (B)	872,334	867,931
0.65%, 08/15/2042 - 10/15/2042 (B)	2,219,614	2,241,497
0.70%, 07/15/2042 - 03/15/2044 (B)	2,973,628	3,001,832
1.32%, 10/25/2044 (B)	365,732	378,672
2.09%, 07/01/2036 (B)	90,980	96,731
2.11%, 08/01/2036 (B)	120,287	128,103
2.13%, 10/01/2036 (B)	60,467	64,149
2.24%, 11/01/2036 (B)	79,740	84,742
2.31%, 03/01/2037 (B)	96,295	102,781
2.32%, 12/01/2036 (B)	12,129	12,938
2.38%, 05/01/2036 (B)	63,160	67,222
2.48%, 10/01/2036 (B)	86,217	92,548
2.49%, 02/01/2037 (B)	185,884	199,830

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50%, 09/01/2034 (B)	$ 97,194	$ 104,142
2.51%, 06/01/2036 (B)	279,345	300,608
2.62%, 01/25/2023	1,250,000	1,220,697
3.00%, 08/15/2042 - 01/15/2044	5,041,571	4,997,836
3.39%, 03/25/2024	857,000	884,721
3.49%, 02/01/2036 (B)	240,825	255,663
3.50%, 01/01/2032 - 06/01/2043	4,243,164	4,330,031
4.00%, 06/01/2042 - 01/01/2043	2,677,452	2,833,077
4.50%, 05/01/2041	608,623	660,156
5.00%, 10/01/2017 - 04/01/2018	166,728	176,028
5.04%, 01/01/2035 (B)	70,268	73,981
5.50%, 08/23/2017 - 08/01/2038	1,615,144	1,782,481
6.00%, 10/01/2017 - 12/01/2034	560,276	603,676
6.50%, 04/01/2016 - 02/25/2043	444,723	497,954
6.68%, 07/25/2032 (B)	233,973	266,392
7.00%, 01/01/2031 - 02/25/2043	242,485	286,590
7.50%, 08/25/2042 (B)	91,471	108,794
Federal Home Loan Mortgage Corp., IO
5.00%, 09/15/2035	128,594	19,905
Federal Home Loan Mortgage Corp. REMIC
0.50%, 06/15/2043 (B)	1,690,824	1,678,324
0.55%, 10/15/2041 (B)	771,036	779,697
0.56%, 07/15/2037 (B)	660,582	662,998
0.59%, 02/15/2037 (B)	32,133	32,362
0.60%, 03/15/2039 - 08/15/2039 (B)	1,096,648	1,104,385
0.70%, 08/15/2037 (B)	1,166,390	1,180,134
0.83%, 11/15/2037 (B)	843,254	855,890
3.50%, 08/15/2039	3,220,915	3,373,026
4.00%, 12/15/2041	738,176	763,499
4.50%, 02/15/2020	88,167	91,381
5.00%, 12/15/2022 - 05/15/2041	1,649,668	1,783,907
5.50%, 03/15/2017 - 05/15/2038	2,981,996	3,177,144
5.50%, 05/15/2041 (B)	219,891	223,391
6.00%, 05/15/2027 - 09/15/2036	3,151,782	3,481,500
6.38%, 03/15/2032	199,812	223,176
6.40%, 11/15/2023	71,121	78,412
6.50%, 08/15/2031 - 07/15/2036	1,134,072	1,275,742
7.00%, 03/15/2024 - 05/15/2032	1,774,523	2,020,702
7.25%, 09/15/2030 - 12/15/2030	357,212	409,502
7.50%, 02/15/2023 - 08/15/2030	193,669	218,860
8.00%, 01/15/2030	301,150	347,073
8.50%, 09/15/2020	25,274	27,014
9.93%, 07/15/2032 (B)	104,171	128,244
12.98%, 07/15/2033 (B)	67,307	81,000
14.48%, 09/15/2033 (B)	19,716	24,970
16.99%, 02/15/2040 (B)	100,000	129,757
23.93%, 06/15/2034 (B)	126,478	171,528
Federal Home Loan Mortgage Corp. REMIC, IO
1.84%, 01/15/2040 (B)	374,860	25,964
4.50%, 07/15/2037	233,707	24,949
5.50%, 07/15/2024	6,693	71
5.85%, 11/15/2037 - 02/15/2039 (B)	331,259	42,926
6.05%, 06/15/2038 (B)	478,806	60,971
6.22%, 10/15/2037 (B)	1,050,106	168,375
6.27%, 11/15/2037 (B)	146,896	20,816
6.65%, 04/15/2038 (B)	88,332	13,087
6.95%, 07/15/2036 (B)	59,875	12,399
7.55%, 07/15/2017 (B)	29,402	1,390
7.85%, 03/15/2032 (B)	67,710	14,891
Federal Home Loan Mortgage Corp. REMIC, PO
03/15/2019 - 01/15/2040	1,057,951	1,008,296

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
Zero Coupon, 06/01/2017	$ 300,000	$ 290,253
0.41%, 11/25/2046 (B)	370,177	371,200
0.46%, 12/25/2017 (B)	289,140	288,979
0.50%, 01/01/2023 (B)	1,000,000	1,000,024
0.51%, 01/01/2023 - 08/01/2024 (B)	2,965,426	2,973,638
0.52%, 01/25/2017 - 01/01/2023 (B)	1,234,138	1,243,040
0.53%, 05/01/2024 (B)	1,367,000	1,367,124
0.55%, 01/01/2023 (B)	724,284	730,413
0.59%, 07/01/2024 (B)	1,250,000	1,250,145
0.60%, 09/01/2024 (B)	1,000,000	999,769
0.63%, 11/01/2020 (B)	995,000	993,639
0.68%, 08/25/2019 (B)	230,272	231,371
0.70%, 08/25/2042 (B)	888,865	900,127
0.93%, 04/01/2022 (B)	600,000	604,204
1.00%, 09/01/2024 (B)	1,000,000	999,909
1.40%, 07/01/2017	1,000,000	999,939
1.94%, 07/01/2019	997,215	999,536
1.99%, 01/01/2017	1,000,000	998,933
2.01%, 07/01/2019 - 06/01/2020	2,996,932	2,997,401
2.03%, 03/25/2019 - 08/01/2019	2,379,000	2,380,999
2.34%, 01/01/2023	988,326	962,657
2.36%, 01/01/2036 (B)	93,688	100,143
2.38%, 12/01/2022	1,000,000	977,761
2.39%, 01/25/2023 (B)	1,000,000	962,328
2.40%, 02/01/2023	1,000,000	969,364
2.43%, 01/01/2038 (B)	40,991	43,880
2.46%, 02/01/2023	965,854	948,964
2.51%, 06/01/2023	977,477	955,626
2.52%, 05/01/2023	1,000,000	969,051
2.65%, 08/01/2022	500,000	493,551
2.67%, 07/01/2022	1,500,000	1,494,174
2.70%, 04/01/2023	1,468,033	1,457,881
2.76%, 06/01/2023	985,205	986,077
2.97%, 11/01/2018	466,768	483,260
3.00%, 01/01/2043	928,035	914,736
3.02%, 07/01/2023	2,750,000	2,772,672
3.03%, 12/01/2021	476,618	489,933
3.12%, 01/01/2022	500,000	516,489
3.24%, 10/31/2016 (C)	1,000,000	1,001,250
3.35%, 03/25/2024 (B)	1,750,000	1,797,287
3.38%, 01/01/2018	500,000	526,722
3.50%, 08/01/2032 - 06/01/2043	9,886,804	10,154,408
3.50%, 01/25/2024 (B)	3,000,000	3,115,791
3.51%, 12/25/2023 (B)	1,776,000	1,849,558
3.54%, 01/01/2018	472,196	498,879
3.59%, 10/01/2020	98,609	104,599
3.64%, 10/01/2020	1,365,551	1,452,062
3.65%, 04/25/2021	866,000	918,865
3.67%, 07/01/2023	2,000,000	2,116,731
3.73%, 06/25/2021	500,000	532,287
3.74%, 06/01/2018 - 07/01/2023	1,929,306	2,052,689
3.76%, 04/25/2021 - 06/25/2021	2,000,000	2,140,531
3.77%, 08/01/2021	689,573	738,312
3.86%, 07/01/2021	953,118	1,024,419
3.87%, 08/01/2021	958,774	1,028,059
3.92%, 08/01/2021	1,478,328	1,599,693
3.94%, 07/01/2021	500,000	536,225
3.97%, 06/01/2021 - 07/01/2021	961,044	1,039,229
3.98%, 08/01/2021	1,027,160	1,111,389
3.99%, 07/01/2021	474,771	515,348
4.00%, 07/01/2042 - 08/01/2044	4,649,122	4,911,519
4.02%, 08/01/2021	1,271,590	1,376,348
4.05%, 08/01/2021	838,022	910,779
4.06%, 07/01/2021 - 09/01/2021	1,476,600	1,604,588
4.16%, 03/01/2021	474,269	517,987
4.23%, 03/01/2020	910,548	985,654
4.24%, 06/01/2021	984,007	1,078,284

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.25%, 04/01/2021	$ 500,000	$ 548,889
4.27%, 06/01/2021	423,946	460,248
4.32%, 06/01/2021	768,011	845,240
4.37%, 04/01/2020	235,825	259,452
4.38%, 04/01/2021	395,382	435,278
4.39%, 05/01/2021	247,333	272,527
4.45%, 07/01/2026	480,196	530,654
4.50%, 08/01/2018 - 03/01/2019	775,950	821,905
4.65%, 06/01/2021	959,441	1,069,427
5.00%, 05/11/2017 - 08/01/2040	2,182,454	2,374,760
5.50%, 03/01/2017 - 05/01/2036	767,787	841,814
5.91%, 10/01/2017	831,998	919,995
6.00%, 12/01/2032 - 11/01/2037	988,102	1,116,291
6.50%, 03/01/2017 - 10/01/2036	203,226	226,293
7.00%, 09/01/2017	21,328	22,226
8.00%, 11/01/2037	13,005	14,643
9.00%, 10/01/2019	6,445	6,510
Federal National Mortgage Association, PO
11/15/2021 - 01/25/2033	445,394	382,926
Federal National Mortgage Association, PO, Series MTN
05/15/2030	400,000	227,887
Federal National Mortgage Association REMIC
0.40%, 06/27/2036 (B)	181,663	181,501
0.45%, 08/25/2041 (B)	436,237	433,747
0.50%, 04/25/2035 - 03/25/2043 (B)	1,062,182	1,059,588
0.55%, 10/25/2042 (B)	870,821	868,673
0.65%, 05/25/2035 - 10/25/2042 (B)	3,075,064	3,096,423
4.00%, 10/25/2025 - 04/25/2033	1,304,346	1,386,877
4.50%, 07/25/2029	1,000,000	1,087,279
5.00%, 09/25/2023 - 08/25/2040	1,946,282	2,134,056
5.50%, 04/25/2023 - 07/25/2038	3,911,054	4,276,769
5.75%, 06/25/2033	424,204	467,862
5.88%, 12/25/2042 (B)	188,715	211,402
6.00%, 11/25/2032 - 11/25/2039	1,057,151	1,185,507
6.37%, 10/25/2042 (B)	45,385	50,335
6.50%, 02/25/2022 - 05/25/2044	939,025	1,056,807
6.58%, 12/25/2042 (B)	95,325	111,290
6.79%, 07/25/2023 (B)	238,374	263,910
7.00%, 03/25/2031 - 11/25/2041	2,104,532	2,412,215
7.26%, 08/25/2033 (B)	70,563	73,824
8.00%, 05/25/2022	44,290	50,353
9.50%, 06/25/2018	31,798	34,323
10.00%, 03/25/2032 (B)	11,046	13,440
10.99%, 07/25/2035 (B)	132,283	151,574
12.24%, 09/25/2033 (B)	25,720	30,782
13.36%, 07/25/2033 (B)	50,315	60,825
13.69%, 03/25/2038 (B)	17,966	21,793
14.20%, 12/25/2032 (B)	15,398	19,814
15.19%, 11/25/2031 (B)	49,277	67,719
16.08%, 05/25/2034 (B)	60,520	78,320
16.99%, 07/25/2035 (B)	138,028	184,220
19.10%, 04/25/2034 - 05/25/2034 (B)	311,480	428,922
19.38%, 08/25/2032 (B)	55,623	69,520
22.56%, 06/25/2035 (B)	169,781	226,766
23.38%, 05/25/2034 (B)	23,889	33,523
24.00%, 03/25/2036 (B)	46,028	69,229
24.69%, 02/25/2032 (B)	15,954	25,725
25.58%, 10/25/2036 (B)	20,157	28,923
25.94%, 12/25/2036 (B)	34,253	50,841
Federal National Mortgage Association REMIC, IO
0.95%, 08/25/2042 (B)	666,689	14,647
1.49%, 01/25/2038 (B)	101,345	7,768
1.94%, 04/25/2041 (B)	283,651	22,053
5.00%, 03/25/2023	105,787	7,141
5.50%, 05/25/2033	613	3
5.70%, 09/25/2038 (B)	369,544	44,849
5.76%, 02/25/2038 (B)	256,625	27,446

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, IO (continued)
5.95%, 06/25/2037 (B)	$ 152,449	$ 19,997
6.03%, 12/25/2039 (B)	68,811	9,924
6.05%, 03/25/2038 (B)	52,798	8,111
6.27%, 04/25/2040 (B)	92,589	11,979
6.35%, 06/25/2023 (B)	57,436	6,423
6.38%, 01/25/2041 (B)	615,616	139,797
6.39%, 09/25/2037 (B)	117,697	17,999
6.40%, 02/25/2039 (B)	90,298	12,336
6.43%, 06/25/2036 (B)	81,912	13,403
6.50%, 05/25/2033	62,503	11,500
6.55%, 03/25/2036 (B)	1,266,922	221,365
7.00%, 07/25/2037 (B)	215,420	33,170
7.00%, 06/25/2033	73,881	15,112
Federal National Mortgage Association REMIC, PO
12/25/2032 - 12/25/2043	3,513,224	2,809,785
Financing Corp., PO
Series 2010-P
11/30/2017	1,000,000	954,375
Series 2011-75, Class FA
05/11/2018	1,700,000	1,601,031
Series D-P
09/26/2019	1,000,000	900,104
Government National Mortgage Association
0.46%, 08/20/2060 (B)	732,508	733,217
0.50%, 12/20/2062 (B)	426,751	425,109
0.57%, 03/20/2063 (B)	933,472	931,758
0.59%, 04/20/2060 (B)	834,060	836,519
0.61%, 11/20/2059 - 03/20/2060 (B)	701,835	703,953
0.62%, 09/20/2064 (B)	1,500,000	1,494,375
0.63%, 01/20/2061 - 07/20/2064 (B)	2,555,704	2,560,559
0.66%, 06/20/2064 - 07/20/2064 (B)	4,995,247	5,000,652
0.71%, 07/20/2062 (B)	290,829	292,405
0.74%, 09/20/2062 (B)	903,134	906,469
0.81%, 05/20/2061 - 03/20/2064 (B)	3,818,146	3,853,486
0.86%, 05/20/2061 (B)	436,233	440,114
1.65%, 01/20/2063 - 02/20/2063	3,535,824	3,484,154
1.75%, 03/20/2063	995,385	983,487
3.50%, 11/20/2039	500,000	495,519
5.00%, 04/16/2023 - 07/16/2033	1,698,292	1,880,161
5.50%, 11/20/2020 - 09/20/2039	3,184,983	3,507,320
5.52%, 07/20/2040 (B)	583,617	659,083
5.84%, 12/20/2038 (B)	225,200	248,518
6.00%, 08/20/2016 - 08/20/2039	606,023	683,696
6.50%, 10/16/2024 - 06/20/2033	3,323,509	3,813,284
7.33%, 11/20/2030	28,107	32,015
7.50%, 11/20/2029	97,524	112,643
8.00%, 01/15/2016 - 06/20/2030	32,569	38,272
8.50%, 02/16/2030	285,103	338,442
9.00%, 05/16/2027	17,578	20,162
13.09%, 10/20/2037 (B)	60,651	73,299
16.06%, 06/17/2035 (B)	52,250	68,718
16.38%, 05/18/2034 (B)	22,861	26,230
19.24%, 04/16/2034 (B)	67,128	96,192
19.74%, 09/20/2037 (B)	30,139	40,962
22.74%, 04/20/2037 (B)	88,332	123,947
28.71%, 09/20/2034 (B)	47,686	74,285
Government National Mortgage Association, IO
5.50%, 10/16/2037	320,231	42,266
5.55%, 12/20/2038 (B)	110,370	13,893
5.68%, 02/20/2038 (B)	173,240	22,991
5.85%, 11/20/2037 (B)	160,038	22,186

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, IO (continued)
5.93%, 06/20/2039 (B)	$ 132,768	$ 17,922
5.95%, 10/20/2034 - 08/20/2039 (B)	446,117	63,851
6.05%, 03/20/2037 - 06/20/2038 (B)	338,880	47,922
6.12%, 04/20/2039 (B)	169,262	22,341
6.15%, 09/20/2035 - 03/20/2039 (B)	474,958	70,060
6.20%, 03/20/2039 (B)	152,372	19,445
6.25%, 05/16/2038 - 06/16/2039 (B)	629,663	92,878
6.32%, 06/16/2037 (B)	154,645	23,357
6.35%, 03/16/2034 - 10/20/2037 (B)	419,054	38,797
6.40%, 11/20/2037 - 12/20/2037 (B)	159,711	24,849
6.50%, 03/20/2039	81,186	16,842
6.55%, 07/20/2036 (B)	86,434	7,048
6.60%, 11/20/2033 - 07/20/2037 (B)	344,049	55,127
6.62%, 08/20/2037 (B)	225,510	35,260
6.66%, 04/16/2037 (B)	90,115	14,599
6.75%, 03/20/2038 (B)	90,332	14,913
6.80%, 10/20/2032 (B)	145,743	9,487
7.80%, 04/16/2032 (B)	140,333	36,189
Government National Mortgage Association, PO
02/17/2033 - 01/20/2038	461,463	434,103
National Credit Union Administration Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	700,000	720,825
Series 2010-C1, Class APT
2.65%, 10/29/2020	811,159	823,300
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	8,120,000	7,154,618
Tennessee Valley Authority
4.63%, 09/15/2060	22,000	23,737
5.25%, 09/15/2039	300,000	364,313
5.88%, 04/01/2036	150,000	195,592
Tennessee Valley Authority, IO
Zero Coupon, 05/01/2019	200,000	181,373
Tennessee Valley Authority, PO
11/01/2025 - 01/15/2038	900,000	573,257

Total U.S. Government Agency Obligations (Cost $223,546,437)		225,466,877

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
African Development Bank
8.80%, 09/01/2019	225,000	283,843
Brazilian Government International Bond
5.00%, 01/27/2045	200,000	188,000
Israel Government AID Bond
5.50%, 09/18/2033	100,000	127,314
Series 2006-Z
Zero Coupon, 02/15/2022	1,500,000	1,227,130
Series 2010-Z
Zero Coupon, 02/15/2025	500,000	360,289
Mexico Government International Bond
4.00%, 10/02/2023	232,000	239,772
Mexico Government International Bond, Series MTN
3.50%, 01/21/2021	244,000	247,271
4.75%, 03/08/2044	60,000	59,550
5.55%, 01/21/2045	448,000	497,728
Poland Government International Bond
4.00%, 01/22/2024	133,000	136,658
Province of Ontario Canada
0.95%, 05/26/2015	250,000	251,163
1.65%, 09/27/2019	173,000	169,262
2.70%, 06/16/2015	100,000	101,725

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa Government International Bond
5.38%, 07/24/2044	$ 252,000	$ 250,110
Turkey Government International Bond
5.75%, 03/22/2024 (A)	200,000	212,340
6.63%, 02/17/2045	200,000	223,750

Total Foreign Government Obligations (Cost $4,523,287)		4,575,905

MORTGAGE-BACKED SECURITIES - 7.9%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	66,890	67,059
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	179,571	180,105
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	677,947	680,155
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	253,335
Series 2014-1, Class A1
1.72%, 04/15/2033 - 144A	344,000	343,657
Series 2014-1, Class A2
3.02%, 04/15/2033 - 144A	301,000	300,713
Ajax Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (B)	409,213	405,235
Series 2013-B, Class A
3.50%, 02/25/2051 - 144A (B)	392,270	392,769
Series 2014-A, Class A
3.75%, 10/25/2057 - 144A (C)	500,000	498,972
Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	461,076	472,105
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	350,717	335,343
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	137,815	126,547
Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.60%, 07/25/2035 (B)	583,348	70,533
Series 2005-22T1, Class A2
4.92%, 06/25/2035 (B)	965,526	129,857
Series 2005-J1, Class 1A4
4.95%, 02/25/2035 (B)	444,612	41,464
Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	26,903	22,764
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (B)	136,521	137,414
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 - 144A	63,000	61,969
ASG Re-REMIC Trust
Series 2009-1, Class A60
2.06%, 06/26/2037 - 144A (B)	101,354	100,012
Series 2009-2, Class A55
4.67%, 05/24/2036 - 144A (B)	8,685	8,703
Series 2009-3, Class A65
2.07%, 03/26/2037 - 144A (B)	139,675	139,381
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	70,231	71,330
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	98,390
Series 2014-520M, Class C
4.35%, 08/15/2046 - 144A (B)	200,000	188,909

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	$ 199,082	$ 207,266
Series 2003-7, Class 2A4
5.00%, 09/25/2018	18,741	18,974
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A4
5.37%, 09/10/2045 (B)	500,000	520,213
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	151,280	161,172
Series 2006-5, Class A4
5.41%, 09/10/2047	375,000	398,305
Series 2007-5, Class A4
5.49%, 02/10/2051	300,000	322,971
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A (D)	280,080	277,663
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (B)	229,029	229,296
Series 2010-R11A, Class 1A6
5.20%, 08/26/2035 - 144A (B)	61,670	62,888
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	58,716	59,254
Banc of America Funding Trust, PO
Series 2004-1
03/25/2034	42,040	33,492
Series 2005-7, Class 30
11/25/2035	56,165	42,164
Series 2005-8, Class 30
01/25/2036	19,751	15,176
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50,000	50,971
Series 2005-5, Class A4
5.12%, 10/10/2045 (B)	573,088	586,941
Series 2005-6, Class A4
5.35%, 09/10/2047 (B)	795,303	818,814
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.62%, 11/25/2033 (B)	210,259	212,869
Series 2004-3, Class 1A26
5.50%, 04/25/2034	104,847	107,579
Series 2004-6, Class 1A3
5.50%, 05/25/2034	111,709	117,405
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	550,000	542,533
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	350,000	338,714
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.07%, 07/26/2045 - 144A (B)	170,497	171,662
Series 2011-RR10, Class 2A1
1.01%, 09/26/2037 - 144A (B)	302,696	278,065
Series 2012-RR10, Class 1A1
0.39%, 02/26/2037 - 144A (B)	314,434	303,190
Series 2012-RR10, Class 3A1
0.35%, 05/26/2036 - 144A (B)	287,760	272,891
Series 2012-RR2, Class 1A1
0.32%, 08/26/2036 - 144A (B)	186,835	182,422
Series 2012-RR3, Class 2A5
1.98%, 05/26/2037 - 144A (B)	212,078	212,438
Series 2012-RR4, Class 8A3
0.38%, 06/26/2047 - 144A (B)	306,676	291,346

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.79%, 07/25/2034 (B)	$ 537,413	$ 515,070
Bear Stearns ARM Trust
Series 2006-1, Class A1
2.37%, 02/25/2036 (B)	175,231	176,365
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-T20, Class A4A
5.29%, 10/12/2042 (B)	500,000	515,532
Series 2006-PW13, Class A4
5.54%, 09/11/2041	286,753	304,557
CAM Mortgage Trust
Series 2014-1, Class A
3.35%, 12/15/2053 - 144A (B)	15,266	15,272
Series 2014-2, Class A
2.60%, 05/15/2048 - 144A (B)	341,247	341,231
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.40%, 07/15/2044 (B)	100,000	103,423
CGBAM Commercial Mortgage Trust
Series 2014-HD, Class A
0.95%, 02/15/2031 - 144A (B)	200,000	200,000
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	91,420	95,258
Series 2007-A1, Class 1A3
2.56%, 02/25/2037 (B)	225,661	223,909
Series 2007-A2, Class 2A1
2.54%, 07/25/2037 (B)	90,393	91,741
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	155,914	163,764
Series 2004-3, Class A4
5.75%, 04/25/2034	93,549	97,425
Series 2004-7, Class 2A1
2.47%, 06/25/2034 (B)	49,101	48,476
Series 2004-8, Class 2A1
4.50%, 06/25/2019	32,558	33,603
Series 2004-HYB1, Class 2A
2.56%, 05/20/2034 (B)	43,438	41,615
Series 2005-22, Class 2A1
2.53%, 11/25/2035 (B)	269,323	229,865
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A
2.11%, 01/12/2030 - 144A	95,432	96,256
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	65,499	66,794
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	413,432	421,436
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	439,417	451,713
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A	111,938	112,597
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	67,884	72,168
COMM Mortgage Trust
Series 2013-SFS, Class A2
3.09%, 04/12/2035 - 144A (B)	125,000	122,857
Series 2014-KYO, Class A
1.05%, 06/11/2027 - 144A (B)	1,058,000	1,059,034
Series 2014-PAT, Class A
0.95%, 08/13/2027 - 144A (B)	198,000	197,761

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-TWC, Class A
1.01%, 02/13/2032 - 144A (B)	$ 450,000	$ 448,588
Series 2014-TWC, Class B
1.76%, 02/13/2032 - 144A (B)	500,000	500,941
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.09%, 11/17/2026 - 144A (B)	88,702	89,010
Commercial Mortgage Trust
Series 2006-GG7, Class AM
6.01%, 07/10/2038 (B)	50,000	53,404
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.86%, 03/15/2039 (B)	150,000	157,605
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	65,616	67,838
Series 2003-27, Class 5A4
5.25%, 11/25/2033	85,988	87,809
Series 2004-5, Class 3A1
5.25%, 08/25/2019	31,403	32,230
CSMC Trust
Series 2010-11R, Class A6
1.16%, 06/28/2047 - 144A (B)	846,896	811,695
Series 2011-1R, Class A1
1.16%, 02/27/2047 - 144A (B)	28,789	28,782
Series 2011-6R, Class 3A1
2.64%, 07/28/2036 - 144A (B)	73,213	73,565
Series 2011-9R, Class A1
2.16%, 03/27/2046 - 144A (B)	138,506	138,993
Series 2012-3R, Class 1A1
2.36%, 07/27/2037 - 144A (B)	111,528	111,099
Series 2014-ICE, Class A
0.95%, 04/15/2027 - 144A (B)	505,000	505,329
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (B)	194,013	193,831
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 - 144A	79,621	80,322
GMACM Mortgage Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	34,731	36,293
Series 2004-J5, Class A7
6.50%, 01/25/2035	54,696	57,489
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.71%, 12/10/2027 - 144A	145,606	146,566
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	750,000	771,097
Series 2013-NYC5, Class A
2.32%, 01/10/2030 - 144A	100,000	100,616
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.47%, 08/10/2044 - 144A (B)	200,000	208,073
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.50%, 03/25/2035 - 144A (B)	248,811	217,623
Series 2005-RP3, Class 1AF
0.50%, 09/25/2035 - 144A (B)	149,990	128,209

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	$ 152,504	$ 157,132
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	120,562	125,530
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	182,088	188,780
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	164,457	150,494
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	284,049	284,152
HILT Mortgage Trust
Series 2014-ORL, Class A
1.06%, 07/15/2029 - 144A (B)	850,000	849,695
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A
4.00%, 05/26/2053 - 144A	756,508	740,697
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.50%, 05/25/2036 (B)	148,887	147,663
Series 2006-2, Class 2A1
0.50%, 08/25/2036 (B)	53,644	52,894
Independent National Mortgage Corp. Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
Zero Coupon, 08/25/2035 (B)	1,009,647	316
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class A4
5.40%, 12/15/2044 (B)	550,000	566,182
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	112,615	119,683
Series 2007-C1, Class A4
5.72%, 02/15/2051	500,000	543,332
Series 2013-JWRZ, Class A
0.93%, 04/15/2030 - 144A (B)	400,000	399,743
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2006-LDP8, Class X
0.72%, 05/15/2045 (B)	4,214,990	37,585
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.49%, 11/25/2033 (B)	96,816	97,509
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	154,000	152,119
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	163,729	177,306
LVII Re-REMIC Trust
Series 2009-2, Class M3
5.20%, 09/27/2037 - 144A (B)	274,427	277,796
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (B)	119,918	121,153
Series 2004-13, Class 3A7
2.64%, 11/21/2034 (B)	67,150	68,510
Series 2004-3, Class 4A2
2.33%, 04/25/2034 (B)	43,893	41,270
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	52,994	53,940
Series 2004-5, Class 5A1
4.75%, 06/25/2019	41,163	42,283

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	$ 112,011	$ 117,196
MASTR Re-REMIC Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	92,678	74,142
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.77%, 10/25/2028 (B)	506,252	502,554
Series 2004-1, Class 2A1
2.15%, 12/25/2034 (B)	160,502	157,357
Series 2004-A, Class A1
0.61%, 04/25/2029 (B)	544,452	525,282
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	350,000	362,846
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (B)	297,913	305,163
Series 2006-T23, Class A4
5.98%, 08/12/2041 (B)	700,000	746,353
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	106,136
Morgan Stanley Capital I, Inc.
Series 2006-T21, Class A4
5.16%, 10/12/2052 (B)	385,000	398,687
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA
1.00%, 03/27/2051 - 144A	222,245	222,801
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	386,430	387,879
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	150,000	131,250
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	70,651	70,276
MortgageIT Trust
Series 2005-1, Class 1A1
0.47%, 02/25/2035 (B)	62,434	61,205
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2
6.00%, 05/25/2033	12,269	12,676
Series 2003-A1, Class A5
7.00%, 04/25/2033	14,153	14,677
NorthStar
Series 2013-1A, Class A
2.01%, 08/25/2029 - 144A (B)	325,170	325,475
NorthStar Mortgage Trust
Series 2012-1, Class A
1.35%, 08/25/2029 - 144A (B)	167,276	167,431
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 - 144A	261,000	261,914
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	314,419	62,920
RALI Trust
Series 2002-QS16, Class A3
16.30%, 10/25/2017 (B)	9,599	9,991
Series 2003-QS19, Class A1
5.75%, 10/25/2033	108,640	114,446
Series 2003-QS3, Class A2
16.16%, 02/25/2018 (B)	10,437	11,737
Series 2004-QS3, Class CB
5.00%, 03/25/2019	92,143	94,257

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RAMP Trust
Series 2004-RS11, Class M1
1.08%, 11/25/2034 (B)	$ 189,918	$ 187,180
Series 2006-RZ1, Class A3
0.45%, 03/25/2036 (B)	212,339	206,974
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	155,212
RBSSP Re-REMIC Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (B)	106,237	107,682
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	167,316	172,013
RFMSI Trust, PO
Series 2004-S6, Class 2A6
06/25/2034	18,767	16,057
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.91%, 04/20/2033 (B)	327,890	329,208
Series 2004-11, Class A1
0.45%, 12/20/2034 (B)	248,931	238,779
Series 2004-8, Class A1
0.85%, 09/20/2034 (B)	487,022	467,620
Series 2004-9, Class A1
0.49%, 10/20/2034 (B)	425,132	407,772
Springleaf Mortgage Loan Trust
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (B)	94,060	95,640
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (B)	250,000	266,636
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (B)	246,554	250,156
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (B)	300,000	313,919
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (B)	326,593	326,406
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (B)	103,000	103,003
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (B)	165,000	167,557
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (B)	292,694	291,693
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (B)	166,000	162,551
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (B)	108,000	108,223
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (B)	127,000	127,985
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (B)	469,650	468,860
Series 2013-2A, Class M1
3.52%, 12/25/2065 - 144A (B)	125,000	127,574
Series 2013-3A, Class M1
3.79%, 09/25/2057 - 144A (B)	153,000	154,109
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.47%, 02/25/2034 (B)	582,464	590,113
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.85%, 01/19/2034 (B)	631,134	614,268
Series 2004-AR1, Class 1A1
0.85%, 03/19/2034 (B)	584,788	575,294
Series 2004-AR5, Class 1A1
0.48%, 10/19/2034 (B)	87,166	82,924
Series 2005-AR5, Class A3
0.40%, 07/19/2035 (B)	287,699	267,431

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A
2.00%, 12/25/2044 (B)	$ 222,156	$ 222,328
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.57%, 08/15/2039 (B)	10,634	10,693
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	231,000	231,707
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	132,798
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	285,321
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.93%, 05/10/2063 - 144A (B)	1,060,107	87,369
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	558,375	654,156
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	544,235	535,108
Series 2013-PENN, Class A
3.81%, 12/13/2029 - 144A	400,000	418,934
VOLT NPL X LLC
Series 2013-NPL4, Class A1
3.96%, 11/25/2053 - 144A (B)	80,843	81,209
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class A7
5.12%, 07/15/2042 (B)	817,715	833,077
Series 2005-C21, Class A4
5.41%, 10/15/2044 (B)	332,056	342,097
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.27%, 03/15/2045 - 144A (B)	12,656,993	23,643
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6
2.43%, 10/25/2033 (B)	201,295	204,604
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	73,085	73,760
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	106,630	110,512
Series 2003-S9, Class A8
5.25%, 10/25/2033	127,542	131,104
Series 2004-AR3, Class A2
2.38%, 06/25/2034 (B)	38,519	39,313
Series 2005-4, Class CB7
5.50%, 06/25/2035	278,209	259,581
WaMu Mortgage Pass-Through Certificates Trust, IO
Series 2005-2, Class 1A4
4.90%, 04/25/2035 (B)	946,367	135,455
Series 2005-3, Class CX
5.50%, 05/25/2035	303,937	63,896
WaMu Mortgage Pass-Through Certificates Trust, PO
Series 2003-MS7, Class P
03/25/2033	16,965	12,758

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.80%, 03/18/2028 - 144A (B)	$ 400,000	$ 397,477
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (B)	177,830	180,585
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (B)	28,971	29,500
Series 2004-EE, Class 3A1
2.51%, 12/25/2034 (B)	177,303	180,492
Series 2004-I, Class 1A1
2.61%, 07/25/2034 (B)	160,834	162,812
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (B)	226,554	231,503
Series 2004-V, Class 1A1
2.61%, 10/25/2034 (B)	70,791	71,709
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (B)	821,531	834,974
Series 2005-AR8, Class 2A1
2.60%, 06/25/2035 (B)	52,269	52,640
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (B)	217,598	214,334
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	194,679	194,767

Total Mortgage-Backed Securities (Cost $47,401,725)		48,271,594

ASSET-BACKED SECURITIES - 7.8%
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.95%, 12/27/2022 - 144A (B)	115,231	115,951
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	16,077	16,090
Series 2012-3, Class A3
0.85%, 08/15/2016	30,977	31,017
Series 2013-2, Class A4
1.24%, 11/15/2018	75,000	74,941
American Credit Acceptance Receivables Trust
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	13,819	13,831
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	36,202	36,255
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	93,821	94,167
Series 2013-2, Class A
1.32%, 02/15/2017 - 144A	101,319	101,476
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	51,027	51,083
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/2016	13,249	13,257
Series 2012-3, Class A3
0.96%, 01/09/2017	49,137	49,194
Series 2012-5, Class A3
0.62%, 06/08/2017	39,583	39,596
Series 2013-1, Class A2
0.49%, 06/08/2016	4,366	4,366
Series 2013-1, Class A3
0.61%, 10/10/2017	53,000	53,044
Series 2013-5, Class A3
0.90%, 09/10/2018	78,644	78,667

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 - 144A	$ 23,760	$ 23,754
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 - 144A	234,110	234,097
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	29,375	29,391
BMW Vehicle Lease Trust
Series 2013-1, Class A3
0.54%, 09/21/2015	97,347	97,395
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	103,803	103,185
California Republic Auto Receivables Trust
Series 2012-1, Class A
1.18%, 08/15/2017 - 144A	80,725	81,055
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	90,408	90,438
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 - 144A	44,158	44,313
Series 2014-1A, Class A
1.46%, 12/17/2018 - 144A	252,407	252,852
Series 2014-1A, Class B
2.72%, 04/15/2020 - 144A	125,000	125,762
Series 2014-2A, Class A
1.44%, 11/16/2020 - 144A	1,123,365	1,123,151
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.18%, 10/15/2021 - 144A (B) (D)	433,334	433,334
CarMax Auto Owner Trust
Series 2011-1, Class A4
2.16%, 09/15/2016	71,196	71,600
Series 2011-3, Class A3
1.07%, 06/15/2016	49,682	49,739
Series 2013-1, Class A3
0.60%, 10/16/2017	181,000	181,076
Series 2013-4, Class A3
0.80%, 07/16/2018	92,000	91,823
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	82,514
Series 2014-2, Class A3
0.98%, 01/15/2019	842,000	840,239
Carnow Auto Receivables Trust
Series 2013-1A, Class A
1.16%, 10/16/2017 - 144A	31,006	31,015
Series 2014-1A, Class A
0.96%, 01/17/2017 - 144A	365,000	364,893
Chase Funding Trust
Series 2003-6, Class 1A7
4.28%, 11/25/2034 (B)	87,987	88,996
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 05/15/2017	27,803	27,830
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	350,000	350,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	200,000	200,375

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	$ 45,085	$ 46,258
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	25,140	25,550
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	159,839	161,893
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	113,197	113,018
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	454,505	456,152
Series 2014-A, Class A
1.21%, 08/15/2018 - 144A	333,998	333,932
Series 2014-B, Class A
1.11%, 11/15/2018 - 144A	640,010	638,775
Series 2014-C, Class A
1.31%, 02/15/2019 - 144A	785,000	785,175
Series 2014-C, Class C
3.77%, 08/17/2020 - 144A	100,000	99,866
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	97,528	98,415
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	49,610	49,757
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	474,844	476,755
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	272,000	272,914
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	64,586	74,904
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	44,235	44,307
Series 2013-1A, Class A
1.29%, 10/16/2017 - 144A	35,587	35,644
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A	393,051	393,703
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	57,310	57,507
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	51,792	51,885
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	156,326	156,548
Series 2013-2, Class A
1.94%, 01/15/2019 - 144A	194,433	194,930
Ford Credit Auto Lease Trust
Series 2014-A, Class A2A
0.50%, 10/15/2016	318,000	318,194
Series 2014-B, Class A3
0.89%, 09/15/2017	195,000	194,893
Series 2014-B, Class A4
1.10%, 11/15/2017	77,000	76,924
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	50,705	50,762
Series 2012-B, Class A3
0.72%, 12/15/2016	37,322	37,352
Series 2012-D, Class A3
0.51%, 04/15/2017	74,016	74,053
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	237,131
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.53%, 01/15/2018 (B)	168,000	168,173
GCAT
Series 2014-1A, Class A1
3.23%, 07/25/2019 - 144A (B)	472,921	473,293

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GE Equipment Midticket LLC
Series 2012-1, Class A3
0.60%, 05/23/2016	$ 239,338	$ 239,507
Series 2012-1, Class A4
0.78%, 09/22/2020	150,000	149,997
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 - 144A	925,957	920,169
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 - 144A	633,000	633,202
GMAT Trust
Series 2014-1A, Class A
3.72%, 02/25/2044 - 144A (B)	160,007	160,438
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	166,000	166,083
Series 2013-T7, Class AT7
1.98%, 11/15/2046 - 144A	357,000	357,678
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	195,000	196,345
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	270,000	270,216
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	123,715
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	900,000	900,540
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	167,000	167,935
Honda Auto Receivables Owner Trust
Series 2012-2, Class A3
0.70%, 02/16/2016	32,438	32,458
Series 2014-1, Class A2
0.41%, 09/21/2016	580,000	580,027
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,657
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	5,774	5,776
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200,000	200,910
Series 2012-1, Class A3
0.81%, 09/15/2016	32,962	33,010
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	28,473	28,606
Series 2012-B, Class A3
0.62%, 09/15/2016	41,455	41,482
Series 2013-A, Class A2
0.40%, 12/15/2015	9,311	9,312
Series 2013-A, Class A3
0.56%, 07/17/2017	254,000	254,236
Series 2014-B, Class A3
0.90%, 12/17/2018	1,052,000	1,052,026
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,730
Series 2014-A, Class A2
0.45%, 09/15/2016	600,000	600,123
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	3,088,044	118,214
1.80%, 03/25/2039	2,005,030	115,916
Kondaur Mortgage Asset Trust
Series 2013-1, Class A
4.46%, 08/25/2052 - 144A (B)	102,265	102,546

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.50%, 07/25/2034 - 144A (B)	$ 24,707	$ 24,572
LV Tower 52 Issuer LLC
Series 2013-1, Class A
5.50%, 06/15/2018 - 144A	774,557	772,220
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	15,681	15,680
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.40%, 03/25/2032 (B)	109,522	109,460
MMCA Auto Owner Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	234,734	236,481
Nationstar Agency Advance Funding Trust
Series 2013-T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	168,841
Series 2013-T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	97,298
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2014-T1, Class A1
1.27%, 03/15/2045 - 144A	537,500	538,091
Nissan Auto Lease Trust
Series 2014-A, Class A3
0.80%, 02/15/2017	291,000	290,832
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2
0.42%, 11/15/2016	667,244	667,184
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 - 144A (B)	936,222	934,818
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (B)	400,000	400,000
Series 2013-RP3A
4.85%, 09/25/2018 - 144A (B) (D)	394,000	394,000
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/2024 - 144A	918,000	918,287
Series 2014-2A, Class B
3.02%, 09/18/2024 - 144A	380,000	380,000
Park Place Securities, Inc. Pass-Through Certificates
Series 2004-MCW1, Class M1
1.09%, 10/25/2034 (B)	190,887	189,860
PFS Tax Lien Trust
Series 2014-1
1.44%, 05/15/2029 - 144A	84,628	84,696
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 - 144A	600,000	600,000
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 - 144A (B) (D)	443,300	444,950
Real Estate Asset Trust
Series 2013-1A, Class A1
3.23%, 05/25/2052 - 144A (B)	479,010	480,926
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (B) (D)	47,385	47,526
Santander Drive Auto Receivables Trust
Series 2012-5, Class A3
0.83%, 12/15/2016	18,329	18,337
Series 2012-6, Class A3
0.62%, 07/15/2016	932	932

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (B)	$ 43,422	$ 43,914
Securitized Asset Backed Receivables LLC Trust
Series 2006-CB1, Class AF2
3.50%, 01/25/2036 (B)	27,225	20,335
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 - 144A (B)	305,971	304,257
SNAAC Auto Receivables Trust
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	20,372	20,396
Series 2014-1A, Class A
1.03%, 09/17/2018 - 144A	265,740	265,687
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	777,963	784,762
Series 2014-AA, Class A
2.68%, 05/25/2023 - 144A (C) (E)	2,000,000	1,999,869
Series 2014-AA, Class B
4.59%, 10/25/2027 - 144A (C)	300,000	299,935
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	1,007,059
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	400,000	409,628
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	1,213,000	1,210,666
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	146,000	145,694
Stanwich Mortgage Loan Co. LLC
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	75,030	75,138
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	312,392	312,392
Stanwich Mortgage Loan Trust
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	170,721	170,421
Station Place Securitization Trust
1.65%, 02/25/2015	500,000	500,000
Structured Asset Securities Corp.
Series 2005-6, Class 4A1
5.00%, 05/25/2035	17,145	17,347
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1
4.75%, 09/25/2018	99,554	101,591
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	108,514	110,936
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3
1.40%, 07/15/2018 - 144A	439,000	438,198
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	651,000	651,412
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.55%, 10/15/2015 - 144A (B)	321,000	322,806
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 - 144A (B)	723,518	722,597
Series 2014-NPL2, Class A1
3.13%, 06/25/2054 - 144A (B)	498,000	495,490
Series 2014-NPL3, Class A1
3.13%, 04/25/2053 - 144A (B)	498,000	496,008
3.25%, 06/25/2054	498,000	496,008
US Residential Opportunity Fund Trust
Series 2014, Class 1A
3.47%, 03/25/2034 - 144A (B)	225,664	225,933

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
USAA Auto Owner Trust
Series 2014-1, Class A2
0.38%, 10/17/2016	$ 192,000	$ 192,020
Vericrest Opportunity Loan Transferee
Series 2014-NPL6, Class A1
3.13%, 09/25/2043 - 144A (B)	591,000	590,293
Series 2014-NPL6, Series A2
4.25%, 09/25/2043 - 144A (B) (E)	188,000	184,429
Vericrest Opportunity Loan Transferee LLC
Series 2014-NPL4, Class A1
3.13%, 04/27/2054 - 144A (B)	1,492,001	1,491,968
Volkswagen Auto Lease Trust
Series 2012-A, Class A3
0.87%, 07/20/2015	25,019	25,026
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	104,414	104,600
VOLT NPL IX LLC
Series 2013-NPL3, Class A1
4.25%, 04/25/2053 - 144A (B)	289,515	291,309
VOLT XIX LLC
Series 2013-NPL5, Class A1
3.63%, 04/25/2055 - 144A (B)	188,966	189,142
VOLT XV LLC
Series 2014-3A, Class A1
3.25%, 05/26/2054 - 144A (B)	460,105	462,976
VOLT XVI LLC
Series 2014-NPL5, Class A1
3.23%, 09/25/2058 - 144A (B)	729,391	728,297
VOLT XX LLC
Series 2013-NPL6, Class A1
3.63%, 03/25/2054 - 144A (B)	264,136	265,139
VOLT XXI LLC
Series 2013-NPL7, Class A1
3.63%, 11/25/2053 - 144A (B)	229,902	230,482
VOLT XXII LLC
Series 2014-NPL1, Class A1
3.63%, 10/27/2053 - 144A (B)	820,788	822,000
VOLT XXIII LLC
Series 2014-NPL2, Class A1
3.63%, 11/25/2053 - 144A (B)	861,597	863,824
VOLT XXIV LLC
Series 2014-NPL3, Class A1
3.25%, 11/25/2053 - 144A (B)	942,718	944,351
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	79,476	80,022
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	150,202	151,375
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	115,035	115,646
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	55,948	56,016
Series 2013-B, Class A3
0.83%, 08/15/2018	146,000	146,175
Series 2013-B, Class A4
1.32%, 01/15/2020	79,000	78,670
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/2015	4,811	4,812

Total Asset-Backed Securities (Cost $47,248,860)		47,300,321

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
City of Los Angeles Department of Airports (Revenue Bonds)
6.58%, 05/15/2039	$ 65,000	$ 80,490
Ohio State University (Revenue Bonds)
Series A
4.80%, 06/01/2111	130,000	137,222
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	280,000	279,272
5.65%, 11/01/2040	100,000	120,247
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	200,000	194,088

Total Municipal Government Obligations (Cost $792,972)		811,319

CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.1%
Airbus Group Finance BV
2.70%, 04/17/2023 - 144A	43,000	41,333
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 - 144A	68,000	68,056
6.38%, 06/01/2019 - 144A	30,000	34,926
BAE Systems PLC
5.80%, 10/11/2041 - 144A	92,000	109,471
Boeing Co.
7.95%, 08/15/2024	30,000	41,641
Lockheed Martin Corp.
4.07%, 12/15/2042	57,000	54,071
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	55,202
Precision Castparts Corp.
0.70%, 12/20/2015	32,000	32,056
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,399
3.10%, 06/01/2022	64,000	63,965
4.50%, 06/01/2042	86,000	89,988
Air Freight & Logistics - 0.0% (F)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	45,350
8.38%, 04/01/2030 (G)	55,000	80,225
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	28,019
Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 - 144A	51,736	52,318
American Airlines Pass-Through Trust
4.95%, 07/15/2024	188,794	202,481
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	31,092	31,792
5.98%, 10/19/2023	42,137	46,773
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	95,957	103,873
5.30%, 10/15/2020	18,766	20,502
Auto Components - 0.0% (F)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	67,810
4.95%, 07/02/2064	20,000	19,514
5.25%, 12/01/2041	100,000	107,760
Automobiles - 0.2%
American Honda Finance Corp., Series MTN
2.25%, 08/15/2019	67,000	66,761

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Daimler Finance North America LLC
1.65%, 04/10/2015 - 144A	$ 150,000	$ 150,877
2.38%, 08/01/2018 - 144A	151,000	152,843
2.63%, 09/15/2016 - 144A	150,000	154,391
2.95%, 01/11/2017 - 144A	150,000	155,238
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	97,000	96,589
Toyota Motor Credit Corp., Series MTN
2.00%, 09/15/2016 - 10/24/2018	330,000	334,863
2.05%, 01/12/2017	100,000	102,256
3.20%, 06/17/2015	58,000	59,164
Banks - 2.2%
ABN AMRO Bank NV
2.50%, 10/30/2018 - 144A	200,000	201,962
ANZ New Zealand Int’l, Ltd.
2.60%, 09/23/2019 - 144A (A)	200,000	200,483
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	250,000	257,261
Australia & New Zealand Banking Group, Ltd., Series MTN
4.88%, 01/12/2021 - 144A	100,000	111,909
Bank of Montreal, Series MTN
1.40%, 09/11/2017 (A)	271,000	271,437
2.55%, 11/06/2022	85,000	82,044
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A	100,000	101,259
2.55%, 01/12/2017	300,000	309,239
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 09/08/2019 - 144A	260,000	257,818
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 - 144A	200,000	200,842
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	200,000	204,908
2.75%, 02/23/2015	310,000	312,780
BB&T Corp.
4.90%, 06/30/2017	30,000	32,618
BB&T Corp., Series MTN
1.60%, 08/15/2017	131,000	131,359
3.95%, 04/29/2016	50,000	52,520
6.85%, 04/30/2019	75,000	89,559
BNZ International Funding, Ltd.
2.35%, 03/04/2019 - 144A	250,000	249,145
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	87,000	87,407
Comerica, Inc.
3.80%, 07/22/2026	26,000	25,809
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250,000	256,250
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	34,000	35,657
4.50%, 01/11/2021	150,000	163,598
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
2.13%, 10/13/2015	52,000	52,879
3.88%, 02/08/2022	118,000	124,299
Deutsche Bank AG
3.25%, 01/11/2016	100,000	103,068
3.70%, 05/30/2024	267,000	264,682
6.00%, 09/01/2017	100,000	111,907
Discover Bank
3.20%, 08/09/2021	250,000	247,230

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
DNB Boligkreditt AS
2.10%, 10/14/2016 - 144A (A)	$ 200,000	$ 203,170
Fifth Third Bancorp
2.30%, 03/01/2019	60,000	59,820
Fifth Third Bank
2.88%, 10/01/2021	204,000	200,815
HSBC Bank PLC
4.75%, 01/19/2021 - 144A	225,000	249,496
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	112,605
4.88%, 01/14/2022 (A)	160,000	177,959
6.10%, 01/14/2042	150,000	189,307
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	99,640
2.38%, 02/13/2015	200,000	201,506
ING Bank NV
2.50%, 10/01/2019 - 144A (C)	250,000	248,397
3.75%, 03/07/2017 - 144A	200,000	210,424
KeyCorp, Series MTN
5.10%, 03/24/2021	100,000	111,385
Macquarie Bank, Ltd.
2.00%, 08/15/2016 - 144A	62,000	63,024
5.00%, 02/22/2017 - 144A	313,000	337,304
Macquarie Bank, Ltd., Series MTN
2.60%, 06/24/2019 - 144A (A)	117,000	116,905
Mizuho Bank, Ltd.
3.60%, 09/25/2024 - 144A	300,000	296,335
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	250,000	254,343
2.75%, 09/28/2015 - 144A	200,000	204,546
3.75%, 03/02/2015 - 144A	100,000	101,399
Nordea Bank AB
1.63%, 05/15/2018 - 144A	350,000	346,190
3.13%, 03/20/2017 - 144A	350,000	364,985
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200,000	200,917
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	90,582
PNC Funding Corp.
3.30%, 03/08/2022	101,000	101,539
4.38%, 08/11/2020	67,000	73,041
5.13%, 02/08/2020	65,000	73,288
5.25%, 11/15/2015	25,000	26,247
5.63%, 02/01/2017	25,000	27,253
6.70%, 06/10/2019 (A)	50,000	59,483
Royal Bank of Canada
2.00%, 10/01/2018	159,000	160,271
Royal Bank of Canada, Series MTN
2.20%, 07/27/2018 (A)	300,000	303,539
Stadshypotek AB
1.88%, 10/02/2019 - 144A	250,000	245,835
Standard Chartered PLC
5.20%, 01/26/2024 - 144A (A)	200,000	209,646
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A (A)	200,000	201,809
U.S. Bancorp, Series MTN
1.65%, 05/15/2017	96,000	96,873
2.88%, 11/20/2014	42,000	42,144
3.00%, 03/15/2022	83,000	82,682
4.13%, 05/24/2021	34,000	36,717
Wachovia Corp., Series MTN
5.75%, 02/01/2018	475,000	535,429
Wells Fargo & Co.
2.63%, 12/15/2016	274,000	283,490
3.68%, 06/15/2016 (G)	100,000	104,548

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co., Series MTN
3.30%, 09/09/2024	$ 700,000	$ 686,724
3.50%, 03/08/2022	150,000	153,324
4.10%, 06/03/2026	258,000	257,093
4.60%, 04/01/2021	50,000	54,758
Wells Fargo Bank NA
6.00%, 11/15/2017	250,000	282,055
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A (A)	250,000	257,598
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024 (A)	160,000	160,901
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	30,000	36,219
Coca-Cola Co.
4.88%, 03/15/2019	65,000	72,726
Diageo Capital PLC
1.50%, 05/11/2017 (A)	38,000	38,190
4.83%, 07/15/2020	25,000	27,791
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	130,200
FBG Finance Pty, Ltd.
5.13%, 06/15/2015 - 144A	75,000	77,308
Heineken NV
1.40%, 10/01/2017 - 144A	40,000	39,739
PepsiCo, Inc.
0.44%, 02/26/2016 (B)	45,000	45,090
1.25%, 08/13/2017 (A)	180,000	179,477
3.00%, 08/25/2021	20,000	20,362
7.90%, 11/01/2018	5,000	6,141
Biotechnology - 0.2%
Amgen, Inc.
3.63%, 05/22/2024	382,000	378,528
3.88%, 11/15/2021	100,000	105,154
4.50%, 03/15/2020	12,000	13,062
5.15%, 11/15/2041	200,000	211,093
5.65%, 06/15/2042	25,000	28,397
5.70%, 02/01/2019	50,000	56,897
5.75%, 03/15/2040	41,000	46,923
Celgene Corp.
3.25%, 08/15/2022	147,000	146,009
3.63%, 05/15/2024	66,000	65,296
Building Products - 0.0% (F)
Lowe’s Cos, Inc.
3.13%, 09/15/2024	75,000	73,191
Capital Markets - 1.0%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	200,000	209,141
Bank of New York Mellon Corp.
3.55%, 09/23/2021	90,000	93,488
Bank of New York Mellon Corp., Series MTN
1.20%, 02/20/2015	45,000	45,122
2.40%, 01/17/2017 (A)	149,000	153,037
2.95%, 06/18/2015	60,000	61,097
3.25%, 09/11/2024	150,000	147,271
3.65%, 02/04/2024 (A)	167,000	170,985
4.60%, 01/15/2020	30,000	33,019
BlackRock, Inc.
3.38%, 06/01/2022	65,000	66,665
3.50%, 03/18/2024 (A)	55,000	55,451
6.25%, 09/15/2017	100,000	113,349
Charles Schwab Corp.
3.23%, 09/01/2022 (A)	20,000	20,051
Goldman Sachs Group, Inc.
2.63%, 01/31/2019	136,000	135,650
2.90%, 07/19/2018	95,000	97,309
3.30%, 05/03/2015	300,000	304,788
3.63%, 02/07/2016 - 01/22/2023	95,000	95,119
5.25%, 07/27/2021	53,000	58,756

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
5.75%, 01/24/2022	$ 120,000	$ 136,461
5.95%, 01/18/2018	155,000	173,522
6.15%, 04/01/2018	240,000	270,614
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	133,000	134,077
3.70%, 08/01/2015	20,000	20,503
3.85%, 07/08/2024 (A)	289,000	287,294
4.00%, 03/03/2024	320,000	322,298
5.38%, 03/15/2020	125,000	139,171
6.00%, 06/15/2020	188,000	215,980
7.50%, 02/15/2019	460,000	548,514
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	100,000	112,204
6.25%, 01/14/2021 - 144A	175,000	197,932
Morgan Stanley
1.75%, 02/25/2016	71,000	71,757
5.75%, 01/25/2021	100,000	113,620
Morgan Stanley, Series MTN
4.35%, 09/08/2026	200,000	196,563
5.00%, 11/24/2025	124,000	129,680
5.50%, 07/24/2020 - 07/28/2021	163,000	183,415
5.63%, 09/23/2019	200,000	225,135
7.30%, 05/13/2019	200,000	238,552
Nomura Holdings, Inc.
5.00%, 03/04/2015	75,000	76,214
State Street Corp.
3.10%, 05/15/2023	48,000	46,554
3.70%, 11/20/2023	231,000	238,821
UBS AG, Series MTN
5.75%, 04/25/2018	100,000	112,761
Chemicals - 0.3%
CF Industries, Inc.
7.13%, 05/01/2020	250,000	301,595
Dow Chemical Co.
3.00%, 11/15/2022 (A)	81,000	78,115
4.13%, 11/15/2021 (A)	61,000	64,097
4.25%, 11/15/2020	38,000	40,487
5.25%, 11/15/2041 (A)	45,000	46,682
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58,000	59,001
4.90%, 01/15/2041	25,000	26,395
6.00%, 07/15/2018	150,000	171,883
Ecolab, Inc.
1.45%, 12/08/2017	56,000	55,570
Monsanto Co.
2.75%, 07/15/2021	83,000	82,297
4.20%, 07/15/2034	35,000	35,255
4.70%, 07/15/2064	36,000	35,831
Mosaic Co.
3.75%, 11/15/2021 (A)	31,000	32,161
4.25%, 11/15/2023	142,000	147,794
4.88%, 11/15/2041	8,000	8,001
5.45%, 11/15/2033	91,000	100,587
5.63%, 11/15/2043	42,000	46,875
PPG Industries, Inc.
6.65%, 03/15/2018	120,000	138,431
Union Carbide Corp.
7.50%, 06/01/2025	175,000	223,553
Commercial Services & Supplies - 0.1%
ADT Corp.
3.50%, 07/15/2022	186,000	160,890
4.13%, 06/15/2023 (A)	29,000	25,810
4.88%, 07/15/2042	46,000	38,180
Eaton Corp.
1.50%, 11/02/2017	22,000	21,905
4.00%, 11/02/2032	21,000	20,775
7.63%, 04/01/2024	75,000	95,567

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A (A)	$ 48,000	$ 49,445
4.50%, 08/16/2021 - 144A	36,000	38,985
5.63%, 03/15/2042 - 144A	59,000	66,633
6.70%, 06/01/2034 - 144A	82,000	103,573
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	81,000	84,944
Republic Services, Inc.
3.55%, 06/01/2022	54,000	54,877
Waste Management, Inc.
7.38%, 03/11/2019	35,000	42,242
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021 (A)	110,000	111,048
3.63%, 03/04/2024 (A)	450,000	460,364
5.50%, 02/22/2016	50,000	53,245
5.90%, 02/15/2039	70,000	84,361
Construction & Engineering - 0.0% (F)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,161
2.88%, 05/08/2022	29,000	28,662
4.38%, 05/08/2042	17,000	17,387
Fluor Corp.
3.38%, 09/15/2021	70,000	71,963
Consumer Finance - 0.3%
American Express Co.
7.00%, 03/19/2018	50,000	58,214
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	111,000	114,667
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	293,924
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	68,190
3.50%, 06/15/2023	121,000	119,851
Caterpillar Financial Services Corp., Series MTN
1.00%, 11/25/2016	200,000	200,359
2.85%, 06/01/2022 (A)	46,000	45,609
7.05%, 10/01/2018	125,000	148,939
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	97,581
2.80%, 01/27/2023 (A)	73,000	71,678
John Deere Capital Corp., Series MTN
1.13%, 06/12/2017	200,000	198,951
2.25%, 04/17/2019	40,000	40,324
3.15%, 10/15/2021	33,000	33,822
PACCAR Financial Corp., Series MTN
1.60%, 03/15/2017	53,000	53,518
Diversified Financial Services - 1.9%
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	213,000	212,221
2.60%, 09/20/2016 - 144A	205,000	211,939
Bank of America Corp.
2.00%, 01/11/2018	300,000	298,695
2.65%, 04/01/2019	500,000	498,468
4.10%, 07/24/2023	126,000	128,633
5.75%, 12/01/2017	65,000	72,326
5.88%, 01/05/2021	70,000	80,289
7.63%, 06/01/2019	50,000	60,403
Bank of America Corp., Series MTN
3.30%, 01/11/2023	79,000	77,050
4.00%, 04/01/2024	365,000	368,804
5.00%, 05/13/2021	340,000	373,374
5.63%, 07/01/2020	170,000	191,963

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Bank of America Corp., Series MTN (continued)
5.65%, 05/01/2018	$ 20,000	$ 22,246
6.40%, 08/28/2017	395,000	444,334
6.88%, 04/25/2018	60,000	69,204
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	202,000	207,839
3.75%, 08/15/2021 (A)	134,000	142,459
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A (A)	170,000	196,655
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	274,718
Citigroup, Inc.
1.25%, 01/15/2016	7,000	7,036
3.38%, 03/01/2023	58,000	57,109
3.75%, 06/16/2024	227,000	226,299
4.45%, 01/10/2017	425,000	452,826
4.50%, 01/14/2022	65,000	69,692
4.59%, 12/15/2015	4,000	4,178
4.75%, 05/19/2015	34,000	34,891
5.30%, 05/06/2044	77,000	80,007
5.38%, 08/09/2020	15,000	16,974
5.50%, 09/13/2025	115,000	125,236
5.88%, 01/30/2042	45,000	54,235
6.00%, 08/15/2017	300,000	335,993
6.01%, 01/15/2015	34,000	34,536
8.13%, 07/15/2039	50,000	74,092
8.50%, 05/22/2019	150,000	187,495
CME Group, Inc.
3.00%, 09/15/2022 (A)	125,000	124,580
5.30%, 09/15/2043	32,000	36,623
Conoco Funding Co.
7.25%, 10/15/2031	25,000	34,854
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100,000	109,810
Countrywide Financial Corp.
6.25%, 05/15/2016	75,000	80,840
Credit Suisse, Series MTN
2.30%, 05/28/2019	250,000	247,510
Credit Suisse USA, Inc.
5.13%, 08/15/2015	125,000	130,032
Ford Motor Credit Co. LLC
1.68%, 09/08/2017 (A)	236,000	234,961
2.38%, 03/12/2019 (A)	400,000	395,948
3.00%, 06/12/2017	400,000	412,830
3.98%, 06/15/2016	200,000	209,474
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	17,093
1.63%, 07/02/2015	250,000	252,378
2.10%, 12/11/2019	20,000	19,881
2.25%, 11/09/2015	225,000	228,960
5.30%, 02/11/2021 (A)	25,000	28,176
General Electric Capital Corp., Series MTN
1.60%, 11/20/2017	127,000	127,236
2.30%, 04/27/2017	75,000	77,062
3.15%, 09/07/2022 (A)	300,000	298,790
4.38%, 09/16/2020	50,000	54,660
4.63%, 01/07/2021	190,000	209,404
4.65%, 10/17/2021	200,000	220,294
5.50%, 01/08/2020	180,000	206,276
5.63%, 05/01/2018	445,000	503,090
6.75%, 03/15/2032	210,000	276,872
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	38,000	38,582
4.00%, 10/15/2023	88,000	91,778
Invesco Finance PLC
4.00%, 01/30/2024	71,000	74,044

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Jefferies Group LLC
6.45%, 06/08/2027	$ 75,000	$ 84,032
6.88%, 04/15/2021	65,000	75,744
8.50%, 07/15/2019	115,000	142,095
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	200,000	203,025
2.50%, 10/17/2022 - 144A	100,000	96,189
Murray Street Investment Trust I
4.65%, 03/09/2017 (G)	100,000	107,036
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100,000	102,050
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	156,792
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
0.90%, 02/12/2016	252,000	252,296
3.88%, 08/15/2021	75,000	78,613
4.30%, 12/15/2042	373,000	340,871
4.35%, 06/15/2045	49,000	45,038
4.45%, 05/15/2021	50,000	54,140
5.35%, 09/01/2040	113,000	119,825
5.50%, 02/01/2018	105,000	117,427
6.30%, 01/15/2038	50,000	59,154
BellSouth Telecommunications LLC
6.30%, 12/15/2015	12,500	12,581
British Telecommunications PLC
9.63%, 12/15/2030	150,000	235,541
Centel Capital Corp.
9.00%, 10/15/2019	40,000	48,050
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150,000	152,691
8.75%, 06/15/2030	75,000	109,048
GTP Acquisition Partners I LLC
4.35%, 06/15/2041 - 144A	102,000	104,174
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	26,960
Orange SA
2.75%, 09/14/2016	70,000	72,105
9.00%, 03/01/2031	125,000	184,164
Qwest Corp.
6.75%, 12/01/2021	148,000	169,666
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	154,705
5.13%, 04/27/2020	25,000	27,479
5.88%, 07/15/2019	16,000	18,293
Verizon Communications, Inc.
2.63%, 02/21/2020 - 144A	41,000	40,486
3.45%, 03/15/2021	72,000	73,075
4.15%, 03/15/2024 (A)	261,000	269,495
4.50%, 09/15/2020	229,000	247,745
4.86%, 08/21/2046 - 144A	281,000	281,795
5.85%, 09/15/2035	25,000	28,608
6.40%, 09/15/2033 - 02/15/2038	238,000	289,251
Verizon Pennsylvania LLC
6.00%, 12/01/2028	100,000	108,699
8.35%, 12/15/2030	400,000	524,362
8.75%, 08/15/2031	150,000	208,800
Electric Utilities - 0.8%
Alabama Power Co.
6.13%, 05/15/2038	11,000	14,157
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	31,986
Appalachian Power Co.
6.70%, 08/15/2037	50,000	65,142

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Arizona Public Service Co.
4.50%, 04/01/2042	$ 28,000	$ 29,109
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	93,625
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	59,022
DTE Electric Co.
2.65%, 06/15/2022	20,000	19,660
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	21,291
6.00%, 01/15/2038	48,000	61,136
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100,000	106,266
6.35%, 08/15/2038 (A)	80,000	107,270
Duke Energy Progress, Inc.
2.80%, 05/15/2022	48,000	47,648
3.00%, 09/15/2021	55,000	55,773
4.10%, 05/15/2042 - 03/15/2043	107,000	106,268
5.30%, 01/15/2019	70,000	79,142
Electricite de France SA
2.15%, 01/22/2019 - 144A	80,000	79,777
6.00%, 01/22/2114 - 144A (A)	150,000	170,132
Florida Power & Light Co.
5.95%, 10/01/2033 (A)	250,000	314,276
5.95%, 02/01/2038	50,000	63,067
Hydro-Quebec
9.40%, 02/01/2021	250,000	338,818
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	124,469
7.00%, 03/15/2019	30,000	35,855
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15,000	17,868
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	66,721	72,454
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	70,777
5.30%, 10/01/2041	100,000	112,867
Nevada Power Co.
5.38%, 09/15/2040	12,000	14,392
5.45%, 05/15/2041	50,000	60,557
6.50%, 08/01/2018	50,000	58,354
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,121
2.40%, 09/15/2019	53,000	52,662
6.00%, 03/01/2019	25,000	28,657
7.88%, 12/15/2015	30,000	32,523
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 - 144A	141,000	141,830
4.88%, 08/15/2019 - 144A	40,000	44,342
NiSource Finance Corp.
5.80%, 02/01/2042	118,000	136,590
Ohio Power Co.
5.38%, 10/01/2021 (A)	50,000	57,928
6.05%, 05/01/2018	30,000	34,138
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	76,201
7.00%, 09/01/2022 (A)	50,000	63,114
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	64,532
3.25%, 06/15/2023	50,000	49,502
4.45%, 04/15/2042	17,000	16,989
4.50%, 12/15/2041	96,000	97,445
6.05%, 03/01/2034	100,000	123,261
PacifiCorp
3.60%, 04/01/2024 (A)	105,000	107,827
3.85%, 06/15/2021	100,000	107,208
5.65%, 07/15/2018	25,000	28,438

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PECO Energy Co.
2.38%, 09/15/2022	$ 100,000	$ 95,966
5.35%, 03/01/2018	50,000	55,848
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	54,187
Public Service Co. of Colorado
2.25%, 09/15/2022	63,000	59,947
5.80%, 08/01/2018	20,000	22,694
6.50%, 08/01/2038	45,000	61,770
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	32,751
Public Service Electric & Gas Co., Series MTN
5.30%, 05/01/2018	30,000	33,628
5.38%, 11/01/2039	14,000	16,794
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	26,000	26,236
Southern California Edison Co.
3.50%, 10/01/2023 (A)	106,000	109,072
3.90%, 12/01/2041	30,000	28,906
5.50%, 08/15/2018	65,000	73,548
6.05%, 03/15/2039	60,000	76,816
Southern Co.
1.95%, 09/01/2016	13,000	13,256
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 - 144A	200,000	195,876
Virginia Electric and Power Co.
2.95%, 01/15/2022	27,000	27,233
3.45%, 02/15/2024	21,000	21,340
5.40%, 04/30/2018	100,000	112,282
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,026
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	26,960
4.80%, 09/15/2041	9,000	9,883
6.50%, 07/01/2036	80,000	104,504
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	39,973
3.38%, 11/01/2015	120,000	123,089
4.50%, 03/01/2023	30,000	30,988
6.88%, 06/01/2018 (A)	40,000	45,578
7.50%, 01/15/2027	126,000	154,801
Energy Equipment & Services - 0.3%
Cameron International Corp.
4.00%, 12/15/2023	14,000	14,536
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043 (A)	186,000	172,412
Enterprise Products Operating LLC
3.90%, 02/15/2024	58,000	58,856
5.10%, 02/15/2045	39,000	41,137
Halliburton Co.
3.50%, 08/01/2023	107,000	108,925
7.45%, 09/15/2039	100,000	141,574
7.60%, 08/15/2096 - 144A	50,000	74,050
National Oilwell Varco, Inc.
1.35%, 12/01/2017 (A)	26,000	25,885
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	11,000	10,714
5.25%, 03/15/2042 (A)	9,000	8,204
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024 (A)	250,000	245,358
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	41,000	42,412

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Spectra Energy Capital LLC
3.30%, 03/15/2023	$ 30,000	$ 28,594
5.65%, 03/01/2020	150,000	167,576
8.00%, 10/01/2019	120,000	148,458
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	81,000	77,016
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (A)	100,000	101,551
7.13%, 01/15/2019	70,000	84,086
Transocean, Inc.
3.80%, 10/15/2022 (A)	49,000	44,972
6.38%, 12/15/2021	26,000	27,656
6.50%, 11/15/2020	175,000	185,950
7.35%, 12/15/2041	20,000	21,603
7.50%, 04/15/2031	25,000	26,139
Weatherford International, Ltd.
9.88%, 03/01/2039	100,000	154,219
Food & Staples Retailing - 0.2%
CVS Health Corp.
4.00%, 12/05/2023	89,000	92,677
5.30%, 12/05/2043	58,000	64,983
Kroger Co.
2.20%, 01/15/2017	33,000	33,633
4.00%, 02/01/2024	135,000	138,540
5.00%, 04/15/2042	130,000	134,631
5.40%, 07/15/2040	12,000	13,239
6.15%, 01/15/2020	50,000	58,124
6.40%, 08/15/2017	55,000	62,170
7.50%, 04/01/2031	150,000	195,704
Sysco Corp.
3.00%, 10/02/2021 (C)	65,000	65,122
Walgreen Co.
3.10%, 09/15/2022 (A)	117,000	113,200
Food Products - 0.2%
Archer-Daniels-Midland Co.
5.94%, 10/01/2032	25,000	30,929
Bunge NA Finance, LP
5.90%, 04/01/2017	16,000	17,660
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	55,000	68,304
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70,000	71,264
6.00%, 11/27/2017 - 144A	100,000	112,955
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,122
2.10%, 03/15/2018	23,000	23,021
Kellogg Co.
1.75%, 05/17/2017	38,000	38,298
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	64,782
5.00%, 06/04/2042	59,000	61,682
6.13%, 08/23/2018	73,000	83,741
6.50%, 02/09/2040	75,000	92,884
6.88%, 01/26/2039	247,000	315,676
Mondelez International, Inc.
4.00%, 02/01/2024 (A)	150,000	153,700
Tyson Foods, Inc.
3.95%, 08/15/2024	146,000	146,256
Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	75,000	77,235
4.40%, 06/01/2043	63,000	63,514
5.88%, 03/15/2041	146,000	179,614
6.38%, 07/15/2016	100,000	108,900
Atmos Energy Corp.
4.15%, 01/15/2043 (A)	138,000	137,329
8.50%, 03/15/2019	35,000	43,896

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	$ 26,000	$ 26,759
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	122,912
Health Care Equipment & Supplies - 0.0% (F)
Baxter International, Inc.
1.85%, 06/15/2018	29,000	28,879
Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042	26,000	25,578
6.75%, 12/15/2037	50,000	65,882
Express Scripts Holding Co.
3.50%, 06/15/2024	150,000	146,874
McKesson Corp.
0.95%, 12/04/2015	19,000	19,023
UnitedHealth Group, Inc.
2.75%, 02/15/2023	23,000	22,232
2.88%, 03/15/2023	50,000	48,813
3.38%, 11/15/2021	94,000	97,042
6.63%, 11/15/2037	80,000	104,902
Ventas Realty, LP
3.75%, 05/01/2024	44,000	43,276
WellPoint, Inc.
2.30%, 07/15/2018	70,000	70,181
3.13%, 05/15/2022	62,000	61,241
3.30%, 01/15/2023	28,000	27,683
4.63%, 05/15/2042	50,000	48,710
4.65%, 01/15/2043 - 08/15/2044	184,000	179,456
Household Products - 0.0% (F)
Kimberly-Clark Corp.
2.40%, 03/01/2022	20,000	19,510
7.50%, 11/01/2018	15,000	18,189
Independent Power and Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC
4.00%, 10/01/2020	60,000	63,198
PSEG Power LLC
4.15%, 09/15/2021	33,000	34,823
4.30%, 11/15/2023 (A)	37,000	38,477
5.13%, 04/15/2020	92,000	101,912
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	64,000	62,294
3.38%, 03/11/2024	131,000	132,344
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	103,566
5.75%, 03/11/2018	14,000	15,776
7.20%, 06/01/2026	20,000	25,089
Insurance - 0.7%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	200,000	265,449
Allstate Corp.
3.15%, 06/15/2023	41,000	40,851
American International Group, Inc.
4.13%, 02/15/2024	71,000	73,751
Aon Corp.
3.50%, 09/30/2015	23,000	23,638
6.25%, 09/30/2040	18,000	22,559
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	95,603
2.45%, 12/15/2015	33,000	33,768
2.90%, 10/15/2020 (A)	89,000	90,467
3.00%, 05/15/2022 (A)	25,000	24,944
4.30%, 05/15/2043 (A)	83,000	82,131
4.40%, 05/15/2042	221,000	223,321
5.40%, 05/15/2018 (A)	50,000	56,110

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Berkshire Hathaway, Inc.
2.10%, 08/14/2019 (A)	$ 106,000	$ 105,426
CNA Financial Corp.
5.85%, 12/15/2014	50,000	50,573
5.88%, 08/15/2020	45,000	51,318
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A	47,000	51,336
Lincoln National Corp.
4.20%, 03/15/2022 (A)	32,000	33,741
4.85%, 06/24/2021	12,000	13,256
Marsh & McLennan Cos., Inc.
3.50%, 03/10/2025	129,000	126,860
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	26,000	28,743
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	107,000	106,112
1.70%, 06/29/2015 - 144A	107,000	108,045
1.88%, 06/22/2018 - 144A	150,000	149,319
2.50%, 09/29/2015 - 144A	325,000	331,390
3.65%, 06/14/2018 - 144A	125,000	132,677
3.88%, 04/11/2022 - 144A	200,000	209,810
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	195,000	300,211
New York Life Global Funding
0.80%, 02/12/2016 - 144A	75,000	75,157
1.30%, 01/12/2015 - 144A	100,000	100,302
2.15%, 06/18/2019 - 144A	293,000	292,371
3.00%, 05/04/2015 - 144A	250,000	253,983
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	150,000	232,370
Principal Financial Group, Inc.
1.85%, 11/15/2017	13,000	13,004
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	47,000	47,201
1.50%, 09/11/2017 - 144A	200,000	199,894
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150,000	203,698
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	56,750
Internet & Catalog Retail - 0.1%
eBay, Inc.
2.88%, 08/01/2021 (A)	200,000	195,772
3.45%, 08/01/2024 (A)	200,000	194,812
Internet Software & Services - 0.0% (F)
eBay, Inc.
3.25%, 10/15/2020	55,000	56,305
IT Services - 0.2%
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,337
1.63%, 05/15/2020	348,000	333,320
6.22%, 08/01/2027	250,000	314,814
Xerox Corp.
2.95%, 03/15/2017	26,000	26,911
5.63%, 12/15/2019 (A)	80,000	90,405
6.75%, 02/01/2017	50,000	55,958
Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	22,000	21,933
4.15%, 02/01/2024	69,000	71,440
Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	34,187
Deere & Co.
2.60%, 06/08/2022	74,000	71,843
3.90%, 06/09/2042	32,000	30,415

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Illinois Tool Works, Inc.
3.50%, 03/01/2024	$ 100,000	$ 101,628
3.90%, 09/01/2042	280,000	266,596
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	29,801
Parker-Hannifin Corp., Series MTN
5.50%, 05/15/2018	20,000	22,472
Media - 0.7%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	62,674
7.30%, 04/30/2028	50,000	62,147
8.88%, 04/26/2023	80,000	106,408
9.50%, 07/15/2024	70,000	94,927
CBS Corp.
3.70%, 08/15/2024 (A)	156,000	154,055
5.75%, 04/15/2020	17,000	19,432
Comcast Corp.
4.20%, 08/15/2034	167,000	165,566
4.25%, 01/15/2033	173,000	175,100
6.45%, 03/15/2037	50,000	63,902
6.50%, 01/15/2017 - 11/15/2035	300,000	381,214
Cox Communications, Inc.
3.25%, 12/15/2022 - 144A	55,000	53,421
8.38%, 03/01/2039 - 144A	60,000	85,054
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	150,000	152,455
4.60%, 02/15/2021	125,000	135,846
5.00%, 03/01/2021	33,000	36,543
6.38%, 03/01/2041	100,000	116,540
Discovery Communications LLC
4.38%, 06/15/2021	80,000	85,886
Historic TW, Inc.
9.15%, 02/01/2023	500,000	674,557
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	54,467
6.40%, 04/30/2040	170,000	218,951
TCI Communications, Inc.
8.75%, 08/01/2015	100,000	106,806
Thomson Reuters Corp.
3.85%, 09/29/2024	254,000	252,067
3.95%, 09/30/2021	126,000	131,174
4.50%, 05/23/2043 (A)	59,000	56,221
4.70%, 10/15/2019	15,000	16,399
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	101,311
6.75%, 07/01/2018	60,000	69,763
7.30%, 07/01/2038	100,000	135,990
8.75%, 02/14/2019	50,000	62,941
Time Warner Entertainment Co., LP
8.38%, 03/15/2023 - 07/15/2033	75,000	103,465
Time Warner, Inc.
3.55%, 06/01/2024	250,000	246,412
Viacom, Inc.
1.25%, 02/27/2015	12,000	12,040
3.13%, 06/15/2022 (A)	50,000	49,048
3.88%, 12/15/2021	72,000	74,595
4.38%, 03/15/2043	93,000	85,625
4.50%, 03/01/2021 - 02/27/2042	55,000	55,931
6.25%, 04/30/2016	10,000	10,822
Walt Disney Co., Series MTN
0.45%, 12/01/2015	33,000	32,979
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	131,000	136,175

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	$ 134,000	$ 136,282
3.88%, 03/15/2023 (A)	112,000	110,467
5.45%, 03/15/2043	37,000	37,726
Nucor Corp.
4.00%, 08/01/2023	45,000	46,092
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	44,679
Rio Tinto Finance USA PLC
1.63%, 08/21/2017 (A)	88,000	88,473
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12,000	12,431
3.75%, 09/20/2021	80,000	82,991
Teck Resources, Ltd.
4.75%, 01/15/2022	127,000	130,551
Multi-Utilities - 0.1%
Consumers Energy Co.
2.85%, 05/15/2022	20,000	19,935
5.65%, 04/15/2020	20,000	23,149
6.13%, 03/15/2019	100,000	116,567
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	45,587
Dominion Resources, Inc.
5.25%, 08/01/2033	100,000	113,085
DTE Energy Co.
3.85%, 12/01/2023	46,000	47,588
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	43,439
6.00%, 06/01/2026	50,000	62,111
Sempra Energy
2.88%, 10/01/2022	70,000	68,272
3.55%, 06/15/2024 (A)	165,000	166,239
4.05%, 12/01/2023	72,000	75,581
6.50%, 06/01/2016	50,000	54,556
9.80%, 02/15/2019	50,000	65,157
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	15,000	17,010
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	74,000	70,628
4.38%, 09/01/2023	62,000	65,417
7.45%, 07/15/2017	30,000	34,542
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	37,439
Target Corp.
6.00%, 01/15/2018 (A)	100,000	113,798
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	135,433
Anadarko Petroleum Corp.
8.70%, 03/15/2019	80,000	100,618
Apache Corp.
3.25%, 04/15/2022	14,000	14,029
4.75%, 04/15/2043	57,000	56,962
BP Capital Markets PLC
1.38%, 11/06/2017 (A)	40,000	39,725
1.85%, 05/05/2017 (A)	89,000	89,951
2.24%, 05/10/2019	150,000	149,082
2.75%, 05/10/2023	254,000	239,898
3.25%, 05/06/2022	96,000	95,278
3.81%, 02/10/2024	66,000	66,808
4.74%, 03/11/2021	50,000	55,164
Burlington Resources Finance Co.
7.40%, 12/01/2031	25,000	35,684

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	$ 25,000	$ 28,177
6.25%, 03/15/2038	140,000	170,994
6.45%, 06/30/2033	25,000	30,750
7.20%, 01/15/2032	20,000	26,512
Cenovus Energy, Inc.
3.00%, 08/15/2022 (A)	25,000	24,419
4.45%, 09/15/2042	58,000	56,601
6.75%, 11/15/2039	40,000	50,867
Chevron Corp.
2.36%, 12/05/2022	60,000	57,138
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	211,824
ConocoPhillips
5.75%, 02/01/2019	75,000	85,572
Devon Energy Corp.
3.25%, 05/15/2022	64,000	63,538
4.75%, 05/15/2042	52,000	51,727
6.30%, 01/15/2019	30,000	34,697
Ecopetrol SA
4.13%, 01/16/2025	100,000	96,750
Encana Corp.
6.50%, 05/15/2019	40,000	46,843
6.50%, 08/15/2034 (A)	40,000	49,028
Eni SpA
5.70%, 10/01/2040 - 144A	125,000	139,923
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	34,354
Hess Corp.
7.88%, 10/01/2029	25,000	33,938
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	276,973
Magellan Midstream Partners, LP
5.15%, 10/15/2043	178,000	192,449
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	141,935
Occidental Petroleum Corp.
1.75%, 02/15/2017 (A)	28,000	28,356
Petro-Canada
6.05%, 05/15/2018	40,000	45,612
6.80%, 05/15/2038	50,000	65,704
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	112,000	104,947
6.25%, 03/17/2024	354,000	370,861
Petrobras International Finance Co.
6.75%, 01/27/2041	100,000	102,700
7.88%, 03/15/2019	100,000	114,658
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	44,000	46,156
6.38%, 01/23/2045 - 144A	106,000	119,865
Phillips 66
2.95%, 05/01/2017	33,000	34,287
4.30%, 04/01/2022	17,000	18,048
Shell International Finance BV
1.13%, 08/21/2017	85,000	84,571
6.38%, 12/15/2038	150,000	196,677
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 - 144A	208,000	214,218
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	82,466
5.95%, 09/25/2043	63,000	73,965
Statoil ASA
1.15%, 05/15/2018	134,000	131,203
2.65%, 01/15/2024	214,000	204,809
2.90%, 11/08/2020	31,000	31,612
3.13%, 08/17/2017	33,000	34,641
3.15%, 01/23/2022	33,000	33,565
4.25%, 11/23/2041	27,000	26,981

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc.
5.50%, 05/15/2042 (A)	$ 110,000	$ 111,973
5.85%, 02/01/2037	70,000	74,484
6.25%, 02/01/2038	70,000	78,091
7.75%, 06/01/2019	60,000	72,780
Tosco Corp.
7.80%, 01/01/2027	100,000	137,582
Total Capital Canada, Ltd.
0.61%, 01/15/2016 (B)	36,000	36,158
Total Capital International SA
0.75%, 01/25/2016	23,000	23,068
1.50%, 02/17/2017	55,000	55,483
1.55%, 06/28/2017	66,000	66,471
2.75%, 06/19/2021	250,000	248,751
Total Capital SA
2.30%, 03/15/2016	100,000	102,476
4.13%, 01/28/2021	29,000	31,459
Pharmaceuticals - 0.1%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	133,543
2.90%, 11/06/2022	87,000	83,183
Actavis Funding SCS
3.85%, 06/15/2024 - 144A	139,000	134,743
Actavis, Inc.
3.25%, 10/01/2022 (A)	38,000	36,652
Merck & Co., Inc.
2.40%, 09/15/2022	62,000	59,162
2.80%, 05/18/2023	94,000	91,407
Zoetis, Inc.
1.88%, 02/01/2018	26,000	25,815
4.70%, 02/01/2043	26,000	26,143
Real Estate Investment Trusts - 0.2%
American Tower Corp.
3.50%, 01/31/2023	100,000	95,068
5.00%, 02/15/2024	57,000	59,743
ERP Operating, LP
4.63%, 12/15/2021	77,000	84,000
HCP, Inc.
2.63%, 02/01/2020	76,000	74,889
3.88%, 08/15/2024	176,000	172,417
4.20%, 03/01/2024 (A)	30,000	30,278
4.25%, 11/15/2023	58,000	59,782
Health Care REIT, Inc.
4.50%, 01/15/2024	73,000	75,106
Prologis, LP
4.25%, 08/15/2023	76,000	78,449
Simon Property Group, LP
2.15%, 09/15/2017	167,000	170,515
3.38%, 10/01/2024	200,000	197,770
4.13%, 12/01/2021	67,000	71,856
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	48,765
3.05%, 03/15/2022	87,000	86,667
3.45%, 09/15/2021	22,000	22,689
3.60%, 09/01/2020	25,000	26,268
3.75%, 04/01/2024	124,000	126,308
4.38%, 09/01/2042	88,000	85,520
5.15%, 09/01/2043	154,000	169,059
5.65%, 05/01/2017	50,000	55,437
6.70%, 08/01/2028	50,000	62,420
Canadian Pacific Railway Co.
7.13%, 10/15/2031	50,000	68,229

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
CSX Corp.
3.40%, 08/01/2024 (A)	$ 350,000	$ 350,626
4.10%, 03/15/2044	16,000	15,038
4.25%, 06/01/2021	22,000	23,873
5.50%, 04/15/2041	37,000	42,797
7.90%, 05/01/2017	60,000	69,377
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	56,067
3.95%, 10/01/2042	35,000	33,049
6.00%, 03/15/2105 - 05/23/2111	317,000	381,949
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	48,000	49,278
3.60%, 03/01/2016	25,000	25,951
Union Pacific Corp.
2.95%, 01/15/2023	16,000	15,932
3.65%, 02/15/2024	37,000	38,243
4.16%, 07/15/2022	7,000	7,605
4.30%, 06/15/2042	20,000	20,259
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	62,805	69,180
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	88,451
4.00%, 12/15/2032	121,000	119,695
Texas Instruments, Inc.
1.65%, 08/03/2019	183,000	177,978
Software - 0.2%
Intuit, Inc.
5.75%, 03/15/2017	65,000	71,719
Microsoft Corp.
0.88%, 11/15/2017	23,000	22,721
1.63%, 09/25/2015	60,000	60,799
2.13%, 11/15/2022	34,000	32,444
2.38%, 05/01/2023	81,000	77,535
3.63%, 12/15/2023	111,000	115,985
Oracle Corp.
2.80%, 07/08/2021	281,000	278,904
4.30%, 07/08/2034	257,000	258,861
5.25%, 01/15/2016	30,000	31,790
5.75%, 04/15/2018	100,000	113,397
6.13%, 07/08/2039	82,000	101,426
6.50%, 04/15/2038	30,000	38,581
Specialty Retail - 0.0% (F)
Gap, Inc.
5.95%, 04/12/2021 (A)	53,000	60,275
Home Depot, Inc.
5.40%, 03/01/2016	85,000	90,646
Lowe’s Cos., Inc.
4.65%, 04/15/2042	54,000	56,172
5.13%, 11/15/2041	33,000	37,005
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.49%, 05/03/2018 (B)	138,000	138,200
2.40%, 05/03/2023	256,000	242,067
2.85%, 05/06/2021	252,000	252,494
Dell, Inc.
7.10%, 04/15/2028	25,000	25,813
EMC Corp.
1.88%, 06/01/2018	150,000	149,114
3.38%, 06/01/2023	150,000	147,198
Hewlett-Packard Co.
4.38%, 09/15/2021	24,000	25,622
6.00%, 09/15/2041	82,000	93,478

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.0% (F)
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 - 144A	$ 53,000	$ 54,232
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	116,442
Crown Castle Towers LLC
3.21%, 08/15/2035 - 144A	30,000	30,641
Rogers Communications, Inc.
4.10%, 10/01/2023 (A)	176,000	182,466
8.75%, 05/01/2032	50,000	72,085
Vodafone Group PLC
1.50%, 02/19/2018	125,000	123,184

Total Corporate Debt Securities (Cost $79,999,008)		83,120,463

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	11,700,349	11,700,349

Total Securities Lending Collateral (Cost $11,700,349)		11,700,349

	Principal	Value
REPURCHASE AGREEMENT - 8.6%
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2014, to be repurchased at $52,517,343 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 09/25/2039 - 05/15/2040, and with a total value of $53,567,750.	$ 52,517,329	52,517,329

Total Repurchase Agreement (Cost $52,517,329)		52,517,329

Total Investments (Cost $616,134,775) (I)		625,595,131
Other Assets and Liabilities, Net - (2.6)%		(15,770,440)

Net Assets - 100.0%		$ 609,824,691

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$151,830,974	$—	$151,830,974
U.S. Government Agency Obligations	—	225,466,877	—	225,466,877
Foreign Government Obligations	—	4,575,905	—	4,575,905
Mortgage-Backed Securities	—	48,271,594	—	48,271,594
Asset-Backed Securities	—	47,300,321	—	47,300,321
Municipal Government Obligations	—	811,319	—	811,319
Corporate Debt Securities	—	83,120,463	—	83,120,463
Securities Lending Collateral	11,700,349	—	—	11,700,349
Repurchase Agreement	—	52,517,329	—	52,517,329

Total Investments	$11,700,349	$613,894,782	$—	$625,595,131

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,460,340. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $1,597,473, or 0.26% of the Portfolio’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $2,184,298, or 0.36% of the Portfolio’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(H)	Rate shown reflects the yield at September 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $616,134,775. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,933,979 and $3,473,623, respectively. Net unrealized appreciation for tax purposes is $9,460,356.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $75,557,211, or 12.39% of the Portfolio’s net assets.
CMBS	Commercial Mortgage-Backed Securities
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.05%, 05/28/2015 (A) (B)	$ 405,000	$ 404,790

Total Short-Term U.S. Government Obligation (Cost $404,790)		404,790

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	38,852	3,617,898
L-3 Communications Holdings, Inc.	9,500	1,129,740
United Technologies Corp.	47,639	5,030,679
Airlines - 0.6%
Delta Air Lines, Inc.	24,607	889,543
United Continental Holdings, Inc. (C)	22,703	1,062,273
Auto Components - 0.2%
TRW Automotive Holdings Corp. (C)	5,020	508,275
Automobiles - 0.6%
General Motors Co.	60,634	1,936,650
Banks - 3.1%
BB&T Corp.	22,800	848,388
PNC Financial Services Group, Inc.	18,991	1,625,250
SVB Financial Group (C)	2,982	334,252
Wells Fargo & Co.	150,275	7,794,764
Beverages - 2.5%
Coca-Cola Co.	95,645	4,080,216
Coca-Cola Enterprises, Inc.	10,600	470,216
Constellation Brands, Inc. - Class A (C)	17,016	1,483,115
Dr. Pepper Snapple Group, Inc.	14,890	957,576
Molson Coors Brewing Co. - Class B	3,810	283,616
PepsiCo, Inc.	11,433	1,064,298
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (C)	5,544	919,306
Amgen, Inc.	1,200	168,552
Biogen Idec, Inc. (C)	10,418	3,446,379
Celgene Corp. (C)	36,514	3,460,797
Gilead Sciences, Inc. (C)	16,785	1,786,763
Vertex Pharmaceuticals, Inc. (C)	8,788	986,980
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	4,300	176,773
Masco Corp.	30,194	722,241
Capital Markets - 2.9%
Charles Schwab Corp.	82,989	2,439,047
Goldman Sachs Group, Inc.	7,952	1,459,748
Invesco, Ltd.	49,864	1,968,631
Morgan Stanley	75,696	2,616,811
State Street Corp.	18,783	1,382,616
Chemicals - 1.2%
Axiall Corp.	10,743	384,707
Dow Chemical Co.	14,142	741,606
Monsanto Co.	16,080	1,809,161
Mosaic Co.	23,578	1,047,099
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	7,192	320,547
Communications Equipment - 2.2%
Cisco Systems, Inc.	150,711	3,793,396
QUALCOMM, Inc.	48,792	3,648,178

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.8%
Fluor Corp.	39,476	$ 2,636,602
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (D)	3,900	502,866
Consumer Finance - 0.4%
American Express Co.	3,529	308,929
Capital One Financial Corp.	13,699	1,118,112
Navient Corp.	4,757	84,247
Containers & Packaging - 0.3%
Crown Holdings, Inc. (C)	18,344	816,675
Sealed Air Corp. - Class A	3,500	122,080
Diversified Financial Services - 4.3%
Bank of America Corp.	310,709	5,297,589
Berkshire Hathaway, Inc. - Class B (C)	26,122	3,608,493
Citigroup, Inc.	85,032	4,406,358
Intercontinental Exchange, Inc.	6,360	1,240,518
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,637	57,688
Verizon Communications, Inc.	104,509	5,224,405
Electric Utilities - 2.1%
Edison International	42,206	2,360,160
Entergy Corp. - Class B	14,000	1,082,620
Exelon Corp. (D)	41,700	1,421,553
NextEra Energy, Inc.	22,440	2,106,667
Electrical Equipment - 1.4%
Eaton Corp. PLC	36,823	2,333,474
Emerson Electric Co.	36,675	2,295,121
Electronic Equipment & Instruments - 0.3%
Corning, Inc.	23,949	463,174
TE Connectivity, Ltd.	9,610	531,337
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	12,200	793,732
Ensco PLC - Class A (D)	27,717	1,144,989
Halliburton Co.	25,866	1,668,616
Schlumberger, Ltd.	39,279	3,994,281
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	15,170	1,901,104
CVS Health Corp.	43,906	3,494,479
Kroger Co.	9,330	485,160
Wal-Mart Stores, Inc.	8,522	651,677
Food Products - 1.8%
Archer-Daniels-Midland Co.	39,750	2,031,225
General Mills, Inc.	11,525	581,436
Kellogg Co.	6,166	379,826
Mondelez International, Inc. - Class A	88,258	3,024,160
Gas Utilities - 0.1%
Questar Corp. (D)	13,343	297,415
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	76,323	3,174,273
Boston Scientific Corp. (C)	162,000	1,913,220
CareFusion Corp. - Class A (C)	17,800	805,450
Covidien PLC	4,100	354,691
Stryker Corp.	17,993	1,452,935
Health Care Providers & Services - 1.9%
Aetna, Inc.	15,085	1,221,885
Humana, Inc. - Class A	17,217	2,243,203
McKesson Corp.	6,426	1,250,950
UnitedHealth Group, Inc.	21,449	1,849,976
Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	913	86,562
Royal Caribbean Cruises, Ltd. - Class A	18,254	1,228,312
Starbucks Corp.	23,144	1,746,446
Yum! Brands, Inc.	6,840	492,343

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.6%
Harman International Industries, Inc.	12,620	$ 1,237,265
NVR, Inc. (C)	163	184,193
PulteGroup, Inc.	41,904	740,025
Household Products - 2.0%
Kimberly-Clark Corp.	15,147	1,629,363
Procter & Gamble Co.	62,711	5,251,419
Industrial Conglomerates - 0.7%
General Electric Co.	97,707	2,503,253
Insurance - 2.9%
ACE, Ltd.	34,003	3,565,894
Axis Capital Holdings, Ltd.	10,414	492,895
Hartford Financial Services Group, Inc.	10,200	379,950
Marsh & McLennan Cos., Inc.	26,387	1,381,095
MetLife, Inc.	57,008	3,062,470
Prudential Financial, Inc.	8,487	746,347
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (C)	4,592	1,480,644
Expedia, Inc.	3,900	341,718
Priceline Group, Inc. (C)	1,484	1,719,333
Internet Software & Services - 3.7%
eBay, Inc. (C)	31,185	1,766,007
Facebook, Inc. - Class A (C)	32,338	2,555,995
Google, Inc. - Class A (C)	7,069	4,159,470
Google, Inc. - Class C (C)	6,789	3,919,697
IT Services - 3.0%
Accenture PLC - Class A	29,465	2,396,094
Alliance Data Systems Corp. (C)	1,956	485,616
Cognizant Technology Solutions Corp. - Class A (C)	33,278	1,489,856
Fidelity National Information Services, Inc.	9,500	534,850
International Business Machines Corp.	7,782	1,477,257
Visa, Inc. - Class A	17,111	3,650,974
Xerox Corp.	11,191	148,057
Machinery - 1.1%
Deere & Co. (D)	6,660	546,053
PACCAR, Inc.	44,892	2,553,233
Snap-on, Inc.	1,100	133,188
SPX Corp.	3,937	369,802
Media - 4.3%
Charter Communications, Inc. - Class A (C)	2,800	423,836
Comcast Corp. - Class A	84,919	4,566,944
DIRECTV (C)	3,400	294,168
DISH Network Corp. - Class A (C)	13,102	846,127
Time Warner Cable, Inc.	5,242	752,175
Time Warner, Inc.	55,117	4,145,349
Time, Inc. (C)	7,339	171,953
Twenty-First Century Fox, Inc. - Class A	47,700	1,635,633
Walt Disney Co.	19,852	1,767,423
Metals & Mining - 1.2%
Alcoa, Inc.	114,887	1,848,532
Freeport-McMoRan, Inc.	28,984	946,327
U.S. Steel Corp. (D)	28,505	1,116,541
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	32,600	797,722
CMS Energy Corp.	26,519	786,554
Dominion Resources, Inc.	11,300	780,717
NiSource, Inc. - Class B	33,583	1,376,231
Public Service Enterprise Group, Inc.	8,900	331,436
Wisconsin Energy Corp. (D)	14,100	606,300
Multiline Retail - 0.2%
Dollar General Corp. (C)	8,000	488,880
Dollar Tree, Inc. (C)	3,700	207,459
Kohl’s Corp. (D)	200	12,206

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp. - Class A	13,039	$ 1,322,676
Cheniere Energy, Inc. (C)	6,090	487,383
Chevron Corp.	45,689	5,451,612
EOG Resources, Inc.	15,322	1,517,184
EQT Corp.	6,822	624,486
Exxon Mobil Corp.	68,120	6,406,686
Hess Corp.	10,632	1,002,810
Marathon Oil Corp.	50,617	1,902,693
Occidental Petroleum Corp.	19,529	1,877,713
Phillips 66	11,873	965,394
Pioneer Natural Resources Co.	1,700	334,849
QEP Resources, Inc.	10,600	326,268
Valero Energy Corp.	11,500	532,105
Personal Products - 0.2%
Estee Lauder Cos., Inc. - Class A	6,800	508,096
Pharmaceuticals - 6.0%
Actavis PLC (C)	3,505	845,686
Allergan, Inc.	5,675	1,011,228
Bristol-Myers Squibb Co.	67,454	3,452,296
Johnson & Johnson	83,937	8,946,845
Merck & Co., Inc.	67,480	4,000,214
Perrigo Co. PLC	4,796	720,311
Pfizer, Inc.	42,206	1,248,032
Real Estate Investment Trusts - 2.0%
AvalonBay Communities, Inc.	8,244	1,162,157
Boston Properties, Inc.	4,831	559,236
DiamondRock Hospitality Co.	38,300	485,644
Essex Property Trust, Inc. (D)	900	160,875
Extra Space Storage, Inc.	3,000	154,710
Highwoods Properties, Inc.	10,084	392,268
Host Hotels & Resorts, Inc.	20,387	434,855
Liberty Property Trust - Series C	17,600	585,376
Mid-America Apartment Communities, Inc.	4,800	315,120
Omega Healthcare Investors, Inc.	4,500	153,855
Prologis, Inc. - Class A	21,565	813,000
Public Storage	1,183	196,189
Simon Property Group, Inc.	9,084	1,493,591
Road & Rail - 2.5%
Canadian Pacific Railway, Ltd.	3,414	708,303
CSX Corp.	85,566	2,743,246
Norfolk Southern Corp.	1,382	154,231
Union Pacific Corp.	44,065	4,777,527
Semiconductors & Semiconductor Equipment - 2.4%
Avago Technologies, Ltd. - Class A	19,965	1,736,955
Broadcom Corp. - Class A	46,400	1,875,488
Freescale Semiconductor, Ltd. (C) (D)	22,600	441,378
KLA-Tencor Corp.	18,665	1,470,429
LAM Research Corp.	34,960	2,611,512
Software - 4.2%
Adobe Systems, Inc. (C)	34,953	2,418,398
Citrix Systems, Inc. (C)	18,106	1,291,682
Microsoft Corp.	177,881	8,246,563
Oracle Corp.	49,025	1,876,677
VMware, Inc. - Class A (C) (D)	4,552	427,160
Specialty Retail - 3.5%
AutoZone, Inc. (C)	3,720	1,895,935
Gap, Inc. - Class A (D)	2,612	108,894
Home Depot, Inc.	46,900	4,302,606
Lowe’s Cos., Inc.	55,594	2,942,035
Ross Stores, Inc.	8,300	627,314
TJX Cos., Inc.	33,786	1,999,118
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	116,775	11,765,081
EMC Corp.	12,496	365,633
Hewlett-Packard Co.	43,961	1,559,297

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (C) (D)	7,900	$ 331,879
Ralph Lauren Corp.	1,400	230,622
V.F. Corp.	34,593	2,284,176
Tobacco - 1.2%
Philip Morris International, Inc.	49,974	4,167,832
Trading Companies & Distributors - 0.4%
WW Grainger, Inc. (D)	5,205	1,309,838

Total Common Stocks (Cost $289,148,912)		332,548,879

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (A)	8,164,152	8,164,152

Total Securities Lending Collateral (Cost $8,164,152)		8,164,152

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2014, to be repurchased at $4,212,212 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $4,298,060.	$ 4,212,211	4,212,211

Total Repurchase Agreement (Cost $4,212,211)		4,212,211

Total Investments (Cost $301,930,065) (E)		345,330,032
Other Assets and Liabilities, Net - (2.3)%		(7,874,104)

Net Assets - 100.0%		$ 337,455,928

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	45	12/19/2014	$(49,908)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Short-Term U.S. Government Obligation	$—	$404,790	$—	$404,790
Common Stocks	332,548,879	—	—	332,548,879
Securities Lending Collateral	8,164,152	—	—	8,164,152
Repurchase Agreement	—	4,212,211	—	4,212,211

Total Investments	$340,713,031	$4,617,001	$—	$345,330,032

LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(49,908)	$—	$—	$(49,908)

Total Derivative Financial Instruments	$(49,908)	$—	$—	$(49,908)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2014.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $404,858.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $7,984,053. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Aggregate cost for federal income tax purposes is $301,930,065. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $46,060,932 and $2,660,965, respectively. Net unrealized appreciation for tax purposes is $43,399,967.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITION:

S&P	Standard & Poor’s

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Banks - 6.5%
Citizens Financial Group, Inc. (A)	239,600	$ 5,611,432
City National Corp.	109,790	8,307,809
Fifth Third Bancorp	823,697	16,490,414
First Republic Bank - Class A	139,028	6,865,203
Huntington Bancshares, Inc. - Class A	275,218	2,677,871
M&T Bank Corp. (B)	115,927	14,292,640
SunTrust Banks, Inc.	337,399	12,831,284
Zions Bancorporation	114,915	3,339,430
Beverages - 1.5%
Constellation Brands, Inc. - Class A (A)	94,616	8,246,731
Dr. Pepper Snapple Group, Inc.	132,817	8,541,461
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	207,004	8,509,934
Capital Markets - 4.8%
Ameriprise Financial, Inc.	116,685	14,396,595
Invesco, Ltd.	279,422	11,031,581
Legg Mason, Inc.	123,403	6,313,298
Northern Trust Corp.	103,401	7,034,370
T. Rowe Price Group, Inc.	166,163	13,027,179
Chemicals - 4.3%
Airgas, Inc.	130,553	14,445,689
Albemarle Corp. (B)	151,708	8,935,601
Sherwin-Williams Co.	35,100	7,686,549
Sigma-Aldrich Corp.	112,271	15,269,979
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (A)	304,708	7,285,568
Consumer Finance - 0.9%
Ally Financial, Inc. (A)	423,700	9,804,418
Containers & Packaging - 3.0%
Ball Corp.	230,915	14,609,992
Rock-Tenn Co. - Class A	189,710	9,026,402
Silgan Holdings, Inc.	204,118	9,593,546
Electric Utilities - 2.6%
Edison International	161,199	9,014,248
Westar Energy, Inc. - Class A (B)	301,878	10,300,077
Xcel Energy, Inc.	306,435	9,315,624
Electrical Equipment - 2.8%
AMETEK, Inc. - Class A	197,733	9,928,174
Hubbell, Inc. - Class B	82,033	9,887,437
Regal Beloit Corp.	159,003	10,215,943
Electronic Equipment & Instruments - 2.7%
Amphenol Corp. - Class A	154,320	15,410,395
Arrow Electronics, Inc. (A)	249,397	13,804,124
Food & Staples Retailing - 1.9%
Kroger Co.	273,709	14,232,868
Rite Aid Corp. (A)	1,369,201	6,626,933
Food Products - 0.8%
Hershey Co.	95,001	9,065,945
Gas Utilities - 1.9%
National Fuel Gas Co. (B)	96,422	6,748,576
Questar Corp. (B)	617,575	13,765,747
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. - Class A (A)	219,390	9,927,398
Health Care Providers & Services - 5.0%
AmerisourceBergen Corp. - Class A	147,632	11,411,954
Brookdale Senior Living, Inc. - Class A (A)	256,782	8,273,516
Cigna Corp.	171,163	15,522,772
Henry Schein, Inc. (A)	56,187	6,544,100
Humana, Inc. - Class A	98,693	12,858,711

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. - Class A (B)	75,940	$ 5,308,206
Starwood Hotels & Resorts Worldwide, Inc.	119,336	9,929,949
Household Durables - 2.4%
Jarden Corp. (A)	195,805	11,769,839
Mohawk Industries, Inc. (A)	103,311	13,928,389
Household Products - 0.9%
Energizer Holdings, Inc.	77,699	9,573,294
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	162,117	13,030,964
Insurance - 9.3%
Alleghany Corp. (A)	16,336	6,830,898
Chubb Corp. - Class A	103,991	9,471,500
Hartford Financial Services Group, Inc.	302,382	11,263,730
Loews Corp.	439,268	18,299,905
Marsh & McLennan Cos., Inc.	283,775	14,852,783
Old Republic International Corp.	444,558	6,348,288
Progressive Corp.	182,400	4,611,072
Unum Group	266,184	9,151,406
WR Berkley Corp.	200,250	9,571,950
XL Group PLC - Class A	313,963	10,414,153
Internet & Catalog Retail - 1.6%
Expedia, Inc.	205,484	18,004,508
IT Services - 1.6%
Jack Henry & Associates, Inc.	268,037	14,918,939
Sabre Corp. (B)	115,312	2,065,815
Machinery - 2.7%
IDEX Corp.	163,247	11,814,185
Rexnord Corp. (A) (B)	209,186	5,951,342
Snap-on, Inc.	96,812	11,721,997
Media - 2.8%
CBS Corp. - Class B	88,610	4,740,635
Clear Channel Outdoor Holdings, Inc. - Class A	251,197	1,693,068
DISH Network Corp. - Class A (A)	153,117	9,888,296
Gannett Co., Inc.	334,654	9,929,184
Time, Inc. (A)	191,884	4,495,842
Multi-Utilities - 4.4%
CenterPoint Energy, Inc.	436,538	10,682,085
CMS Energy Corp.	339,630	10,073,426
NiSource, Inc. - Class B	112,762	4,620,986
Sempra Energy	135,458	14,274,564
Wisconsin Energy Corp. (B)	188,073	8,087,139
Multiline Retail - 2.6%
Kohl’s Corp. (B)	339,601	20,725,849
Nordstrom, Inc.	110,782	7,574,165
Oil, Gas & Consumable Fuels - 4.3%
Energen Corp.	163,825	11,834,718
EQT Corp.	91,393	8,366,115
PBF Energy, Inc. - Class A	219,083	5,257,992
QEP Resources, Inc.	258,914	7,969,373
Southwestern Energy Co. (A)	385,941	13,488,638
Professional Services - 1.2%
Equifax, Inc.	174,339	13,030,097
Real Estate Investment Trusts - 7.5%
American Campus Communities, Inc.	196,691	7,169,387
AvalonBay Communities, Inc.	74,083	10,443,481
Brixmor Property Group, Inc.	242,391	5,395,624
CBS Outdoor Americas, Inc.	164,155	4,914,801
General Growth Properties, Inc.	351,800	8,284,890
Kimco Realty Corp.	468,697	10,269,151

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Rayonier, Inc. (B)	226,932	$ 7,066,662
Regency Centers Corp.	125,748	6,769,015
Vornado Realty Trust - Class A	115,844	11,579,766
Weyerhaeuser Co.	309,175	9,850,315
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc. - Class A	266,334	13,180,870
KLA-Tencor Corp.	137,614	10,841,231
Xilinx, Inc.	295,561	12,517,008
Software - 1.1%
Synopsys, Inc. (A)	298,824	11,861,819
Specialty Retail - 5.1%
AutoZone, Inc. (A)	19,706	10,043,360
Bed Bath & Beyond, Inc. (A) (B)	143,333	9,435,611
Best Buy Co., Inc.	276,593	9,290,759
Gap, Inc. - Class A	435,585	18,159,539
Tiffany & Co.	87,940	8,469,501
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	77,648	9,407,055
V.F. Corp.	73,380	4,845,282
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	456,698	4,439,105
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. - Class A (B)	114,642	9,797,305

Total Common Stocks (Cost $844,906,688)		1,056,626,339

MASTER LIMITED PARTNERSHIP - 0.2%
Real Estate Management & Development - 0.2%
Brookfield Property Partners, LP (A)	125,802	2,650,648

Total Master Limited Partnership (Cost $2,299,677)		2,650,648

SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	88,836,653	88,836,653

Total Securities Lending Collateral (Cost $88,836,653)		88,836,653

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $30,850,341 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $31,468,478.	$ 30,850,332	30,850,332

Total Repurchase Agreement (Cost $30,850,332)		30,850,332

Total Investments (Cost $966,893,350) (D)		1,178,963,972
Other Assets and Liabilities, Net - (8.3)%		(90,543,204)

Net Assets - 100.0%		$ 1,088,420,768

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$1,056,626,339	$—	$—	$1,056,626,339
Master Limited Partnership	2,650,648	—	—	2,650,648
Securities Lending Collateral	88,836,653	—	—	88,836,653
Repurchase Agreement	—	30,850,332	—	30,850,332

Total Investments	$1,148,113,640	$30,850,332	$—	$1,178,963,972

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $86,801,971. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $966,893,350. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $219,609,335 and $7,538,713, respectively. Net unrealized appreciation for tax purposes is $212,070,622.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.9%
United States - 16.9%
U.S. Treasury Bond
3.38%, 05/15/2044	$ 75,000	$ 77,438
4.25%, 05/15/2039	50,000	59,813
4.38%, 02/15/2038 - 11/15/2039	1,950,000	2,368,992
4.50%, 02/15/2036 - 05/15/2038	1,200,000	1,481,500
4.75%, 02/15/2037	450,000	574,875
5.00%, 05/15/2037	1,665,000	2,197,019
5.25%, 02/15/2029	300,000	386,250
5.38%, 02/15/2031 (A)	550,000	727,977
8.75%, 05/15/2020 - 08/15/2020	1,500,000	2,059,727
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	55,485	67,722
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,619,085	1,637,805
1.13%, 01/15/2021	136,143	142,801
U.S. Treasury Note
0.25%, 01/31/2015 (B)	4,635,000	4,638,078
0.38%, 04/30/2016	500,000	499,804
0.75%, 12/31/2017	3,000,000	2,952,186
0.88%, 02/28/2017	1,000,000	1,001,016
1.00%, 06/30/2019 - 11/30/2019	620,000	596,217
1.25%, 10/31/2018	4,000,000	3,950,000
1.50%, 08/31/2018	200,000	199,906
2.00%, 04/30/2016 - 02/28/2021	4,750,000	4,845,331
2.13%, 08/31/2020 - 08/15/2021	9,400,000	9,393,780
2.25%, 01/31/2015	405,000	407,943
2.38%, 10/31/2014 - 08/15/2024	5,060,000	5,068,681
2.50%, 03/31/2015	95,000	96,154
2.63%, 04/30/2018 - 11/15/2020	3,600,000	3,727,808
2.75%, 02/15/2019	500,000	523,281
3.13%, 10/31/2016 - 05/15/2021	6,350,000	6,705,097
3.25%, 12/31/2016	6,000,000	6,334,218
3.38%, 11/15/2019	200,000	215,328
3.50%, 02/15/2018 - 05/15/2020	6,600,000	7,100,242
3.63%, 02/15/2021	3,250,000	3,545,548
4.00%, 02/15/2015	100,000	101,465
4.75%, 08/15/2017	500,000	552,265
U.S. Treasury STRIPS
Zero Coupon, 08/15/2016 - 05/15/2035	92,125,000	72,664,869
Zero Coupon, 11/15/2016 - 08/15/2034 (A)	2,500,000	2,289,738

Total U.S. Government Obligations (Cost $147,901,789)		149,190,874

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.2%
United States - 22.2%
Federal Home Loan Bank
5.50%, 07/15/2036	250,000	324,046
Federal Home Loan Mortgage Corp.
0.55%, 03/25/2043 (C)	974,459	950,664
0.60%, 09/15/2042 (C)	872,334	867,931
0.65%, 08/15/2042 - 10/15/2042 (C)	881,756	890,124
0.70%, 07/15/2042 - 03/15/2044 (C)	2,710,694	2,736,280
2.55%, 12/01/2031 (C)	50,354	54,175
2.62%, 01/25/2023	1,750,000	1,708,976
3.00%, 07/01/2033 - 01/15/2044	3,550,799	3,555,743
3.39%, 03/25/2024	714,000	737,096

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
United States (continued)
Federal Home Loan Mortgage Corp. (continued)
3.49%, 02/01/2036 (C)	$ 120,412	$ 127,831
3.50%, 01/01/2032 - 04/01/2043	6,035,565	6,195,303
3.99%, 07/01/2040 (C)	339,285	360,863
4.00%, 06/01/2042	444,967	470,824
4.50%, 03/01/2037 - 05/01/2041	1,799,586	1,941,578
5.00%, 02/01/2034	582,015	631,918
5.50%, 01/01/2024	176,616	193,253
6.00%, 01/01/2024 - 01/01/2034	398,157	433,943
6.50%, 07/01/2017 - 11/01/2037	976,474	1,092,542
Federal Home Loan Mortgage Corp. REMIC
0.50%, 06/15/2043 (C)	1,690,824	1,678,324
0.55%, 04/15/2039 (C)	866,886	877,003
0.56%, 07/15/2037 (C)	330,291	331,499
0.60%, 03/15/2039 - 11/15/2039 (C)	2,377,472	2,392,136
3.00%, 04/15/2025 - 02/15/2026	745,251	775,153
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,747,039
4.00%, 12/15/2024 - 12/15/2041	2,869,088	3,002,993
4.50%, 02/15/2020 - 06/15/2025	1,087,782	1,160,258
5.00%, 07/15/2020 - 05/15/2041	1,544,335	1,682,377
5.30%, 01/15/2033	139,693	151,773
5.50%, 11/15/2023 - 07/15/2037	3,040,889	3,339,933
5.50%, 05/15/2041 (C)	397,411	406,766
5.70%, 10/15/2038 (C)	88,516	96,368
5.75%, 06/15/2035 - 08/15/2035	1,657,417	1,793,992
5.85%, 09/15/2035	562,667	596,014
6.00%, 04/15/2036	290,472	326,169
6.50%, 02/15/2032	105,882	119,476
14.09%, 09/15/2034 (C)	136,496	157,403
23.75%, 06/15/2035 (C)	108,970	156,939
Federal Home Loan Mortgage Corp. REMIC, IO
4.50%, 12/15/2024	167,614	11,568
5.00%, 10/15/2039	304,054	46,268
6.22%, 10/15/2037 (C)	700,071	112,250
Federal Home Loan Mortgage Corp. REMIC, PO
04/15/2020 - 01/15/2040	754,471	699,965
Federal National Mortgage Association
0.37%, 03/25/2045 (C)	162,363	162,701
0.50%, 01/01/2023 (C)	1,000,000	1,000,024
0.51%, 01/01/2023 (C)	965,426	964,071
0.52%, 01/25/2017 - 01/01/2023 (C)	810,419	816,596
0.54%, 02/01/2023 (C)	1,000,000	999,493
0.55%, 01/01/2023 (C)	965,712	973,884
0.59%, 07/01/2024 (C)	1,250,000	1,250,145
0.61%, 01/01/2024 (C)	2,000,000	2,016,301
0.64%, 08/01/2023 (C)	998,614	1,006,450
0.65%, 08/25/2042 (C)	441,251	445,536
0.68%, 08/25/2019 (C)	161,190	161,960
0.93%, 04/01/2022 (C)	400,000	402,803
1.00%, 09/01/2024	1,000,000	999,909
1.40%, 07/01/2017	500,000	499,970
1.47%, 12/01/2019	481,457	467,006
1.52%, 12/25/2019	505,050	504,156
1.58%, 01/01/2020	482,308	469,668
1.80%, 12/25/2019	400,000	396,892
2.00%, 12/01/2020	500,000	486,396
2.01%, 07/01/2019 - 06/01/2020	2,996,932	2,997,401
2.03%, 08/01/2019	508,000	505,588
2.22%, 12/01/2022	1,500,000	1,451,787
2.24%, 12/01/2022	500,000	484,504
2.34%, 01/01/2023	988,326	962,657
2.37%, 11/01/2022	500,000	488,898

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage Association (continued)
2.38%, 12/01/2022	$ 1,000,000	$ 977,761
2.40%, 12/01/2022 - 02/01/2023	3,471,097	3,386,640
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,937,460
2.47%, 09/01/2022	481,757	474,943
2.49%, 10/01/2017 - 03/01/2023	1,425,512	1,442,874
2.50%, 04/01/2023	1,000,000	971,980
2.52%, 10/01/2022 - 05/01/2023	1,491,740	1,455,135
2.53%, 10/01/2022	966,066	955,411
2.57%, 01/01/2023	2,090,887	2,068,064
2.64%, 04/01/2023	980,294	967,268
2.67%, 07/01/2022	1,000,000	996,116
2.68%, 07/01/2022	490,200	491,753
2.69%, 10/01/2017	724,924	748,641
2.75%, 03/01/2022	478,937	476,523
2.76%, 06/01/2023	985,205	986,077
2.81%, 06/01/2023	1,000,000	998,388
2.86%, 05/01/2022	961,608	973,718
2.92%, 08/25/2021	315,443	319,541
2.97%, 11/01/2018	933,537	966,520
2.98%, 07/01/2022	1,500,000	1,526,923
3.10%, 07/25/2024 (C)	820,000	823,896
3.11%, 01/01/2022	750,035	775,096
3.12%, 05/01/2022	962,461	988,802
3.23%, 11/01/2020	727,507	757,668
3.24%, 10/31/2016 (D)	1,000,000	1,001,250
3.28%, 08/01/2020	3,854,208	4,005,097
3.29%, 10/01/2020	985,448	1,029,626
3.35%, 08/01/2023	695,000	719,363
3.38%, 01/01/2018	500,000	526,722
3.50%, 08/01/2032 - 08/01/2043	9,915,231	10,134,299
3.50%, 01/25/2024 (C)	1,500,000	1,557,895
3.51%, 12/25/2023 (C)	1,776,000	1,849,558
3.56%, 01/01/2021	989,030	1,049,558
3.59%, 12/01/2020 - 10/01/2021	1,908,817	2,023,439
3.63%, 10/25/2029 (D)	502,000	511,257
3.65%, 04/25/2021	433,000	459,432
3.67%, 07/01/2023	925,000	978,988
3.73%, 06/25/2021 - 07/01/2022	1,242,419	1,323,606
3.74%, 06/01/2018	381,148	405,724
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,598,263
3.77%, 09/01/2021	1,000,000	1,068,016
3.80%, 05/01/2022	939,971	999,691
3.82%, 06/01/2017	931,938	989,636
3.84%, 09/01/2020	655,525	702,071
3.87%, 08/01/2021	479,387	514,029
3.88%, 09/01/2021	1,536,627	1,655,078
4.04%, 10/01/2020	400,000	433,005
4.13%, 08/01/2021	478,654	523,908
4.25%, 04/01/2021	1,050,000	1,153,675
4.30%, 04/01/2021	441,742	485,230
4.33%, 04/01/2021	382,497	420,836
4.36%, 03/01/2020 - 05/01/2021	1,375,848	1,513,726
4.38%, 01/01/2021 - 04/01/2021	970,128	1,067,441
4.39%, 05/01/2021	296,800	327,033
4.48%, 02/01/2021	477,823	528,301
4.50%, 09/01/2040	536,926	583,448
4.51%, 12/01/2019	905,946	999,755
4.54%, 01/01/2020	682,734	748,861
4.78%, 12/01/2019	1,011,210	1,123,519
5.00%, 06/01/2033 - 08/01/2040	388,427	431,913
5.50%, 03/01/2024 - 01/01/2038	1,483,670	1,659,988
5.91%, 10/01/2017	831,998	919,995
6.00%, 08/01/2021 - 09/01/2037	2,343,690	2,639,483
7.00%, 11/01/2037 - 12/01/2037	110,949	124,397
Federal National Mortgage Association, PO
09/25/2024 - 08/25/2032	89,784	83,045

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage Association, PO, Series MTN
05/15/2030	$ 400,000	$ 227,887
Federal National Mortgage Association REMIC
0.44%, 07/25/2036 (C)	222,208	223,251
0.55%, 05/25/2027 (C)	360,159	361,571
0.65%, 05/25/2035 - 10/25/2042 (C)	2,192,724	2,209,716
0.75%, 04/25/2040 (C)	119,540	120,420
0.80%, 02/25/2024 (C)	190,595	193,678
1.05%, 03/25/2038 (C)	515,852	523,665
1.40%, 07/25/2023 (C)	365,854	373,895
3.00%, 05/25/2026	1,000,000	989,729
3.50%, 04/25/2031	1,000,000	1,015,693
4.00%, 05/25/2033	200,000	211,826
4.50%, 07/25/2038	141,566	145,826
5.00%, 10/25/2025	274,801	297,063
5.25%, 05/25/2039	136,817	141,162
5.50%, 04/25/2022 - 07/25/2040	2,506,471	2,730,332
6.00%, 03/25/2029	58,937	65,990
6.50%, 01/25/2032 - 07/25/2036	243,925	269,567
7.00%, 11/25/2041	264,780	306,870
22.56%, 06/25/2035 (C)	185,215	247,381
Federal National Mortgage Association REMIC, IO
5.00%, 08/25/2019	2,804,182	208,173
6.38%, 01/25/2041 (C)	615,616	139,797
6.45%, 08/25/2035 - 06/25/2036 (C)	941,571	136,925
6.55%, 03/25/2036 (C)	633,461	110,682
Federal National Mortgage Association REMIC, PO
12/25/2034 - 12/25/2043	2,192,495	1,713,640
Financing Corp., PO
Series 2011-75, Class FA
Zero Coupon, 05/11/2018	2,500,000	2,354,457
Government National Mortgage Association
0.50%, 12/20/2062 (C)	853,502	850,218
0.57%, 03/20/2063 (C)	466,736	465,879
0.61%, 03/20/2060 - 02/20/2063 (C)	1,613,137	1,615,571
0.63%, 03/20/2063 - 07/20/2064 (C)	1,950,209	1,952,161
0.64%, 04/20/2063 (C)	945,982	947,499
0.66%, 07/20/2064 (C)	996,226	997,215
0.66%, 07/20/2064	1,499,581	1,501,547
0.71%, 04/20/2062 - 07/20/2062 (C)	677,635	681,318
0.76%, 04/20/2064 (C)	1,969,596	1,984,181
0.81%, 05/20/2061 - 03/20/2064 (C)	3,915,506	3,951,360
0.85%, 02/20/2064 (C)	991,148	1,003,935
0.86%, 09/20/2063 (C)	1,477,517	1,495,192
1.65%, 01/20/2063 - 04/20/2063	2,490,978	2,453,071
1.75%, 03/20/2063	497,692	491,743
2.00%, 06/20/2062	931,026	935,865
3.50%, 05/20/2035	237,656	242,552
3.94%, 11/16/2042 (C)	420,552	428,125
4.00%, 09/16/2025	500,000	527,930
4.70%, 11/20/2042 (C)	811,676	873,815
5.00%, 04/20/2041	177,881	211,586
5.24%, 07/20/2060 (C)	619,131	686,912
5.50%, 01/16/2033 - 07/20/2037	1,101,554	1,235,657
5.84%, 12/20/2038 (C)	225,200	248,518
6.00%, 02/15/2024 - 09/20/2038	1,425,681	1,581,042
22.74%, 04/20/2037 (C)	110,415	154,933

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
United States (continued)
Government National Mortgage Association, IO
6.45%, 05/20/2041 (C)	$ 243,488	$ 44,017
7.50%, 04/20/2031	194,495	51,573
Government National Mortgage Association, PO
02/17/2033 - 01/20/2038	161,546	154,052
National Credit Union Administration Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	250,000	257,438
Series 2010-C1, Class APT
2.65%, 10/29/2020	811,159	823,300
Residual Funding Corp., PO
10/15/2019 - 10/15/2020	6,525,000	5,748,861
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	171,146
5.25%, 09/15/2039	100,000	121,438
5.88%, 04/01/2036	425,000	554,176
Tennessee Valley Authority, IO
Zero Coupon, 07/15/2028	1,000,000	595,104

Total U.S. Government Agency Obligations (Cost $196,248,961)		196,545,033

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Brazil - 0.0% (E)
Brazilian Government International Bond
5.00%, 01/27/2045	200,000	188,000
Canada - 0.0% (E)
Province of Ontario Canada
0.95%, 05/26/2015	185,000	185,861
1.65%, 09/27/2019	87,000	85,120
Israel - 0.0% (E)
Israel Government AID Bond
Series 2
Zero Coupon, 11/01/2024	300,000	218,841
Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	226,000	233,571
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	72,275
Mexico Government International Bond, Series MTN
3.50%, 01/21/2021	345,000	349,625
4.75%, 03/08/2044	92,000	91,310
5.55%, 01/21/2045	119,000	132,209
Poland - 0.0% (E)
Poland Government International Bond
4.00%, 01/22/2024	167,000	171,593
South Africa - 0.0% (E)
South Africa Government International Bond
5.38%, 07/24/2044	200,000	198,500
Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	130,000	163,998
Corp. Andina de Fomento
3.75%, 01/15/2016	64,000	66,240
International Bank for Reconstruction & Development
Series 2
Zero Coupon, 02/15/2016	300,000	297,349

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey - 0.1%
Turkey Government International Bond
5.75%, 03/22/2024 (A)	$ 260,000	$ 276,042

Total Foreign Government Obligations (Cost $2,687,378)		2,730,534

MORTGAGE-BACKED SECURITIES - 5.3%
United States - 5.3%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	66,890	67,059
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	179,571	180,105
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	820,515	823,188
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	253,335
Series 2014-1, Class A1
1.72%, 04/15/2033 - 144A	343,000	342,658
Series 2014-1, Class A2
3.02%, 04/15/2033 - 144A	301,000	300,713
Ajax Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (C) (F)	409,213	405,235
Series 2013-B, Class A
3.50%, 02/25/2051 - 144A (C) (F)	784,541	785,538
Series 2014-A, Class A
4.00%, 10/25/2057 - 144A (D)	500,000	498,972
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (C)	95,090	95,712
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 - 144A	75,000	73,773
ASG Re-REMIC Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	29,205	29,662
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	98,390
Series 2014-520M, Class C
4.35%, 08/15/2046 - 144A (C)	150,000	141,682
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A4
5.37%, 09/10/2045 (C)	800,000	832,342
Series 2006-5, Class A4
5.41%, 09/10/2047	375,000	398,305
Series 2007-5, Class A4
5.49%, 02/10/2051	500,000	538,286
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A (F)	209,708	207,898
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (C)	152,686	152,864
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	35,230	35,552
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 (C)	477,573	489,118
Series 2005-6, Class A4
5.35%, 09/10/2047 (C)	755,538	777,873

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Banc of America Mortgage Trust
Series 2003-J, Class 3A2
2.62%, 11/25/2033 (C)	$ 150,185	$ 152,049
Series 2004-5, Class 2A2
5.50%, 06/25/2034	62,066	63,265
Series 2004-6, Class 1A3
5.50%, 05/25/2034	111,709	117,405
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	500,000	493,212
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	250,000	241,938
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (C)	24,687	24,997
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A (C)	119,609	120,005
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A (C)	168,983	171,185
Series 2011-RR5, Class 11A3
0.31%, 05/28/2036 - 144A (C)	53,411	52,496
Series 2011-RR5, Class 14A3
2.51%, 07/26/2036 - 144A (C)	19,024	18,955
Series 2012-RR10, Class 1A1
0.39%, 02/26/2037 - 144A (C)	314,434	303,190
Series 2012-RR10, Class 3A1
0.35%, 05/26/2036 - 144A (C)	287,760	272,891
Series 2012-RR3, Class 2A5
1.98%, 05/26/2037 - 144A (C)	212,078	212,438
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A
0.79%, 07/25/2034 (C)	554,288	531,243
Bear Stearns ARM Trust
Series 2003-4, Class 3A1
2.30%, 07/25/2033 (C)	58,972	59,446
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 (C)	2,731	2,731
Series 2005-T20, Class A4A
5.29%, 10/12/2042 (C)	500,000	515,533
Series 2006-PW13, Class A4
5.54%, 09/11/2041	432,426	459,276
Series 2006-T22, Class A4
5.76%, 04/12/2038 (C)	526,142	552,695
Bear Stearns Commercial Mortgage Securities Trust, IO
Series 2005-PWR8, Class X1
0.94%, 06/11/2041 - 144A (C)	2,066,557	6,320
CAM Mortgage Trust
Series 2014-1, Class A
3.35%, 12/15/2053 - 144A (C)	15,266	15,272
Series 2014-2, Class A
2.60%, 05/15/2048 - 144A (C)	303,598	303,584
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.40%, 07/15/2044 (C)	100,000	103,423
CD Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.55%, 12/11/2049 - 144A (C)	6,833,778	51,691
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	65,300	68,041
Series 2007-A1, Class 1A3
2.56%, 02/25/2037 (C)	112,831	111,954
Series 2007-A2, Class 2A1
2.54%, 07/25/2037 (C)	45,197	45,870

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CHL Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	$ 69,230	$ 72,282
Series 2004-3, Class A26
5.50%, 04/25/2034	77,957	81,882
Series 2004-3, Class A4
5.75%, 04/25/2034	62,366	64,950
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	150,056	159,975
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	100,000	107,251
Series 2013-SMP, Class A
2.11%, 01/12/2030 - 144A	95,432	96,256
Citigroup Mortgage Loan Trust, Inc.
Series 2008-AR4, Class 1A1A
2.73%, 11/25/2038 - 144A (C)	85,288	85,573
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	310,074	316,077
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A (F)	111,938	112,597
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	67,884	72,168
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	307,577
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 - 144A	400,000	409,039
Series 2013-300P, Class A1
4.35%, 08/10/2030 - 144A	500,000	538,192
Series 2013-SFS, Class A2
3.09%, 04/12/2035 - 144A	156,000	153,326
Series 2014-CR19, Class A5
3.80%, 08/10/2047	750,000	766,289
Series 2014-KYO, Class A
1.05%, 06/11/2027 - 144A (C)	846,000	846,827
Series 2014-PAT, Class A
0.95%, 08/13/2027 - 144A (C)	198,000	197,761
1.00%, 08/13/2027 (C) (G)	198,000	198,000
Series 2014-TWC, Class A
1.01%, 02/13/2032 - 144A (C)	450,000	448,588
Series 2014-TWC, Class B
1.76%, 02/13/2032 - 144A (C)	500,000	500,941
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.30%, 01/17/2032 (C)	13,997	13,982
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.09%, 11/17/2026 - 144A (C)	89,589	89,900
Commercial Mortgage Trust
Series 2006-GG7, Class A4
6.01%, 07/10/2038 (C)	290,155	307,947
Series 2006-GG7, Class AM
6.01%, 07/10/2038 (C)	50,000	53,404
COOF Securitization Trust, Ltd., IO
Series 2014-1, Class A
2.89%, 06/15/2040 - 144A (C)	589,292	81,460
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.86%, 03/15/2039 (C)	100,000	105,070
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	65,616	67,838
Series 2004-4, Class 2A4
5.50%, 09/25/2034	224,401	245,154

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CSMC Trust
Series 2010-11R, Class A6
1.16%, 06/28/2047 - 144A (C)	$ 705,747	$ 676,412
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (C)	157,538	159,114
Series 2011-1R, Class A1
1.16%, 02/27/2047 - 144A (C)	19,931	19,926
Series 2011-6R, Class 3A1
2.64%, 07/28/2036 - 144A (C)	48,809	49,043
Series 2011-9R, Class A1
2.16%, 03/27/2046 - 144A (C)	69,253	69,497
Series 2012-3R, Class 1A1
2.36%, 07/27/2037 - 144A (C)	112,644	112,210
Series 2014-ICE, Class A
0.95%, 04/15/2027 - 144A (C)	505,000	505,329
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (C)	232,816	232,597
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (C)	382,310	384,281
Deutsche Mortgage Securities, Inc., Re-REMIC Trust
Series 2009-RS2, Class 4A1
0.29%, 04/26/2037 - 144A (C)	676	674
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 - 144A	94,956	95,791
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	43,757	45,991
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	700,000	719,691
Series 2013-NYC5, Class A
2.32%, 01/10/2030 - 144A	100,000	100,616
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.47%, 08/10/2044 - 144A (C)	200,000	208,073
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.50%, 09/25/2035 - 144A (C)	90,294	77,182
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
2.55%, 10/25/2033 (C)	52,374	52,437
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	130,718	134,685
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	59,971	62,442
Impac CMB Trust
Series 2005-4, Class 2A1
0.45%, 05/25/2035 (C)	71,452	71,398
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
4.81%, 08/25/2033 (C)	111,097	115,194
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.50%, 05/25/2036 (C)	107,815	106,929
Series 2006-2, Class 2A1
0.50%, 08/25/2036 (C)	40,233	39,670
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class A4
5.40%, 12/15/2044 (C)	500,000	514,711
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	326,669	347,173
Series 2006-CB16, Class A4
5.55%, 05/12/2045	121,244	128,379

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2006-LDP9, Class A3SF
0.31%, 05/15/2047 (C)	$ 38,816	$ 38,759
Series 2007-C1, Class A4
5.72%, 02/15/2051	300,000	326,000
Series 2013-JWRZ, Class A
0.93%, 04/15/2030 - 144A (C)	700,000	699,551
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2006-LDP8, Class X
0.72%, 05/15/2045 (C)	2,809,993	25,057
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (C)	31,496	31,552
Series 2006-A2, Class 5A3
2.49%, 11/25/2033 (C)	84,714	85,320
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	192,000	189,655
LB-UBS Commercial Mortgage Trust
Series 2006-C3, Class A1A
5.64%, 03/15/2039 (C)	359,774	380,150
Series 2007-C2, Class A3
5.43%, 02/15/2040	163,729	177,306
LVII Re-REMIC Trust
Series 2009-2, Class M3
5.20%, 09/27/2037 - 144A (C)	182,951	185,198
Series 2009-3, Class M3
5.72%, 11/27/2037 - 144A (C)	100,000	100,976
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.64%, 04/21/2034 (C)	143,902	145,384
Series 2004-13, Class 3A7
2.64%, 11/21/2034 (C)	67,150	68,510
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	92,276	98,012
Series 2004-5, Class 5A1
4.75%, 06/25/2019	41,163	42,283
MASTR Alternative Loan Trust, PO
Series 2003-8, Class 15
11/25/2018	181,909	177,666
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	74,674	78,130
Series 2003-11, Class 9A6
5.25%, 12/25/2033	135,054	142,127
Series 2003-7, Class 1A1
5.50%, 09/25/2033	139,275	144,594
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2
6.50%, 08/25/2032	189,336	213,616
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1
0.77%, 10/25/2028 (C)	168,751	167,518
Series 2003-H, Class A1
0.79%, 01/25/2029 (C)	176,324	176,057
Series 2004-A, Class A1
0.61%, 04/25/2029 (C)	241,979	233,459
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4
5.05%, 07/12/2038 (C)	500,000	510,798
Series 2006-C2, Class A4
5.74%, 08/12/2043 (C)	540,792	576,633

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.27%, 12/12/2049 - 144A (C)	$ 2,163,050	$ 23,954
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3
3.67%, 02/15/2047	300,000	311,011
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (C)	297,913	305,163
Series 2006-T23, Class A4
5.98%, 08/12/2041 (C)	650,000	693,042
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.67%, 12/15/2043 - 144A (C)	2,614,652	24,044
Series 2007-HQ11, Class X
0.39%, 02/12/2044 - 144A (C)	4,241,579	17,149
Morgan Stanley Capital I, Inc.
Series 2006-T21, Class A4
5.16%, 10/12/2052 (C)	300,000	310,665
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA
1.00%, 03/27/2051 - 144A	167,009	167,426
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	483,038	484,849
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	200,000	175,000
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	50,465	50,197
NorthStar Mortgage Trust
Series 2012-1, Class A
1.35%, 08/25/2029 - 144A (C)	125,578	125,695
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 - 144A	391,000	392,370
ORES NPL LLC
Series 2013-LV2, Class A
3.08%, 09/25/2025 - 144A	198,934	198,944
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.50%, 05/25/2035 (C)	71,660	72,868
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	468,579	442,284
Series 2003-QS13, Class A5
0.80%, 07/25/2033 (C)	166,473	155,323
Series 2004-QA4, Class NB3
3.76%, 09/25/2034 (C)	60,424	60,459
RAMP Trust
Series 2004-RS11, Class M1
1.08%, 11/25/2034 (C)	158,265	155,983
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (C)	201,356	202,180
Series 2006-RZ1, Class A3
0.45%, 03/25/2036 (C)	212,339	206,974
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	155,212
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	167,316	172,013
Sequoia Mortgage Trust
Series 10, Class 1A
0.95%, 10/20/2027 (C)	159,073	156,255
Series 2003-1, Class 1A
0.91%, 04/20/2033 (C)	365,011	366,479

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Sequoia Mortgage Trust (continued)
Series 2003-2, Class A1
0.81%, 06/20/2033 (C)	$ 125,944	$ 122,068
Series 2004-11, Class A1
0.45%, 12/20/2034 (C)	124,466	119,389
Series 2004-5, Class A2
0.67%, 06/20/2034 (C)	336,478	330,103
Series 2004-8, Class A1
0.85%, 09/20/2034 (C)	487,022	467,620
Series 2004-9, Class A1
0.49%, 10/20/2034 (C)	425,132	407,772
Springleaf Mortgage Loan Trust
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (C)	70,746	71,934
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (C)	150,000	159,982
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (C)	246,554	250,156
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (C)	100,000	104,640
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (C)	224,058	223,930
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (C)	100,000	100,003
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (C)	292,694	291,693
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (C)	207,000	202,699
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (C)	144,000	144,297
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (C)	159,000	160,233
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (C)	502,920	502,074
Series 2013-2A, Class M1
3.52%, 12/25/2065 - 144A (C)	156,000	159,212
Series 2013-2A, Class M2
4.48%, 12/25/2065 - 144A (C)	350,000	360,378
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4
2.47%, 02/25/2034 (C)	970,774	983,521
Series 2004-4, Class 5A
2.38%, 04/25/2034 (C)	25,502	24,933
Series 2004-6, Class 4A1
2.39%, 06/25/2034 (C)	390,457	395,442
Series 2004-6, Class 5A4
2.38%, 06/25/2034 (C)	32,574	32,395
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.48%, 10/19/2034 (C)	75,797	72,108
Series 2005-AR5, Class A3
0.40%, 07/19/2035 (C)	287,699	267,431
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.79%, 09/25/2043 (C)	194,253	187,576
Series 2004-3, Class A
0.89%, 09/25/2044 (C)	235,980	230,430
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	174,000	174,533
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	106,239
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	285,321

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.93%, 05/10/2063 - 144A (C)	$ 755,145	$ 62,235
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	544,235	535,108
Series 2013-PENN, Class A
3.81%, 12/13/2029 - 144A	400,000	418,934
VOLT NPL X LLC
Series 2013-NPL4, Class A1
3.96%, 11/25/2053 - 144A (C)	80,843	81,209
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (C)	17,695	17,691
Series 2005-C22, Class A4
5.45%, 12/15/2044 (C)	238,940	247,223
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.27%, 03/15/2045 - 144A (C)	9,492,745	17,732
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7
2.42%, 10/25/2033 (C)	77,179	79,063
Series 2003-AR11, Class A6
2.43%, 10/25/2033 (C)	143,782	146,145
Series 2003-AR5, Class A7
2.44%, 06/25/2033 (C)	122,515	124,348
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (C)	170,531	172,107
Series 2003-AR7, Class A7
2.30%, 08/25/2033 (C)	149,658	151,387
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	66,644	69,070
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	54,952	56,675
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	63,607	66,336
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A
2.80%, 03/18/2028 - 144A (C)	400,000	397,477
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (C)	133,373	135,439
Series 2004-EE, Class 3A2
2.51%, 12/25/2034 (C)	416,053	427,944
Series 2004-I, Class 1A1
2.61%, 07/25/2034 (C)	289,501	293,061
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (C)	141,596	144,689
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (C)	68,792	69,986
Series 2005-AR3, Class 1A1
2.62%, 03/25/2035 (C)	821,531	834,974
Series 2005-AR8, Class 2A1
2.60%, 06/25/2035 (C)	52,269	52,640
Series 2005-AR9, Class 2A1
2.59%, 10/25/2033 (C)	55,873	56,702
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (C)	216,880	213,626
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	155,669	155,739

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	$ 100,000	$ 108,203
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	205,359

Total Mortgage-Backed Securities (Cost $46,325,855)		46,848,180

ASSET-BACKED SECURITIES - 5.4%
Cayman Islands - 0.1%
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.18%, 10/15/2021 - 144A (C) (F)	433,334	433,334
Ireland - 0.0% (E)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.55%, 10/15/2015 - 144A (C)	229,000	230,288
United States - 5.3%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.68%, 08/25/2035 - 144A (C)	302,443	288,118
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.95%, 12/27/2022 - 144A (C)	92,185	92,761
Series 2013-1A, Class A
0.96%, 12/26/2044 - 144A (C)	375,833	377,176
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	13,498	13,510
Series 2012-3, Class A3
0.85%, 08/15/2016	46,691	46,750
Series 2013-2, Class A3
0.79%, 01/15/2018	402,000	401,569
Series 2013-2, Class A4
1.24%, 11/15/2018	120,000	119,905
Series 2013-SN1, Class A3
0.72%, 05/20/2016	259,563	259,752
American Credit Acceptance Receivables Trust
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	8,291	8,298
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	22,686	22,720
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	117,017	117,448
Series 2013-2, Class A
1.32%, 02/15/2017 - 144A	126,311	126,506
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	51,027	51,083
Series 2014-2, Class A
0.99%, 10/10/2017 - 144A	756,473	756,548
Series 2014-2, Class B
2.26%, 03/10/2020 - 144A	227,000	226,948
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 01/09/2017	30,465	30,500
Series 2013-1, Class A2
0.49%, 06/08/2016	3,266	3,266
Series 2013-1, Class A3
0.61%, 10/10/2017	26,000	26,022
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 - 144A	234,110	234,097

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	$ 29,375	$ 29,391
BMW Vehicle Lease Trust
Series 2013-1, Class A3
0.54%, 09/21/2015	39,266	39,285
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	170,000	170,048
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	72,789	72,356
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 - 144A	100,000	100,735
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	67,966	67,989
Series 2013-3, Class A1B
0.58%, 11/20/2015 (C)	203,328	203,362
Series 2013-4, Class A3
1.09%, 03/20/2018	431,000	431,669
CarFinance Capital Auto Trust
Series 2013-2A, Class A
1.75%, 11/15/2017 - 144A	59,048	59,256
Series 2014-1A, Class A
1.46%, 12/17/2018 - 144A	252,407	252,852
Series 2014-1A, Class B
2.72%, 04/15/2020 - 144A	125,000	125,763
Series 2014-2A, Class A
1.44%, 11/16/2020 - 144A	488,420	488,327
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	226,000	226,095
Series 2013-4, Class A3
0.80%, 07/16/2018	154,000	153,703
Series 2013-4, Class A4
1.28%, 05/15/2019	83,000	82,514
Series 2014-2, Class A3
0.98%, 01/15/2019	421,000	420,119
Carnow Auto Receivables Trust
Series 2014-1A, Class A
0.96%, 01/17/2017 - 144A	365,000	364,893
Chase Funding Trust
Series 2003-2, Class 2A2
0.71%, 02/25/2033 (C)	114,455	107,432
CNH Equipment Trust
Series 2011-A, Class A4
2.04%, 10/17/2016	37,263	37,410
Series 2012-A, Class A3
0.94%, 05/15/2017	27,803	27,830
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	400,000	400,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	150,000	150,281
CPS Auto Receivables Trust
Series 2011-B, Class A
3.68%, 09/17/2018 - 144A	45,148	46,063
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	28,178	28,911
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	25,140	25,550
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	111,812	113,249
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	113,197	113,018

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CPS Auto Receivables Trust (continued)
Series 2013-C, Class A
1.64%, 04/16/2018 - 144A	$ 356,031	$ 357,684
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	591,360	593,503
Series 2014-A, Class A
1.21%, 08/15/2018 - 144A	333,998	333,932
Series 2014-C, Class A
1.31%, 02/15/2019 - 144A	393,000	393,088
Series 2014-C, Class C
3.77%, 08/17/2020 - 144A	100,000	99,866
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	55,786	56,294
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	49,610	49,757
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	52,417	60,792
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	28,923	28,970
Series 2013-2A, Class A
1.49%, 11/15/2017 - 144A	165,240	165,791
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A	295,628	296,119
Series 2014-2A, Class A
1.06%, 08/15/2018 - 144A	266,141	266,202
Series 2014-2A, Class C
3.26%, 12/16/2019 - 144A	65,000	64,960
Fifth Third Auto
Series 2013-1, Class A3
0.88%, 10/16/2017	209,000	209,817
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	42,983	43,130
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	26,103	26,150
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	156,326	156,548
Series 2013-2, Class A
1.94%, 01/15/2019 - 144A	324,056	324,884
Series 2014-1, Class A
1.21%, 04/15/2019 - 144A	387,688	387,240
Series 2014-1, Class B
2.55%, 02/18/2020 - 144A	50,000	49,827
Ford Credit Auto Lease Trust
Series 2013-B, Class A3
0.76%, 09/15/2016	336,000	336,275
Series 2013-B, Class A4
0.96%, 10/15/2016	125,000	125,167
Series 2014-A, Class A2A
0.50%, 10/15/2016	265,000	265,162
Series 2014-B, Class A3
0.89%, 09/15/2017	139,000	138,924
Series 2014-B, Class A4
1.10%, 11/15/2017	88,000	87,913
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	21,643	21,667
Series 2012-B, Class A3
0.72%, 12/15/2016	37,322	37,352
Series 2014-B, Class A3
0.90%, 10/15/2018	237,000	237,131
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.53%, 01/15/2018 (C)	112,000	112,116

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
FRT Trust
Series 2013-1A, Class A1N
3.96%, 10/25/2033 - 144A (C) (F)	$ 147,864	$ 148,852
Series 2013-1A, Class AR
4.21%, 10/25/2018 - 144A (C) (F)	99,037	99,111
GCAT
Series 2014-1A, Class A1
3.23%, 07/25/2019 - 144A (C)	472,921	473,293
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 - 144A	925,957	920,169
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 - 144A	633,000	633,202
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 - 144A (C)	324,194	326,009
Series 2014-1A, Class A
3.72%, 02/25/2044 - 144A (C)	160,007	160,438
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	750,000	750,375
Series 2013-T7, Class AT7
1.98%, 11/15/2046 - 144A	428,000	428,813
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	146,000	147,007
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	210,168
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	123,715
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	780,000	780,468
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	277,000	278,551
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	27,591	27,626
Series 2012-1, Class A4
0.97%, 04/16/2018	79,000	79,263
Series 2012-2, Class A3
0.70%, 02/16/2016	32,438	32,458
Series 2013-4, Class A3
0.69%, 09/18/2017	382,000	382,211
Series 2013-4, Class A4
1.04%, 02/18/2020	140,000	139,760
Series 2014-1, Class A2
0.41%, 09/21/2016	580,000	580,027
Series 2014-2, Class A3
0.77%, 03/19/2018	186,000	185,657
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	32,962	33,010
Hyundai Auto Receivables Trust
Series 2011-B, Class A4
1.65%, 02/15/2017	23,472	23,529
Series 2012-A, Class A3
0.72%, 03/15/2016	4,904	4,905
Series 2012-B, Class A3
0.62%, 09/15/2016	29,611	29,630
Series 2013-A, Class A4
0.75%, 09/17/2018	200,000	199,403
Series 2014-B, Class A3
0.90%, 12/17/2018	351,000	351,009
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	181,730

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
John Deere Owner Trust (continued)
Series 2014-A, Class A2
0.45%, 09/15/2016	$ 600,000	$ 600,123
KGS Alpha SBA Coof Trust, IO
0.86%, 08/25/2038	3,088,044	118,214
1.80%, 03/25/2039	2,005,030	115,916
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	9,801	9,800
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.40%, 03/25/2032 (C)	109,522	109,460
MMCA Auto Owner Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	195,612	197,067
Nationstar Agency Advance Funding Trust
Series 2013-T1A, Class AT1
1.00%, 02/15/2045 - 144A	469,000	468,559
Series 2013-T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	97,298
Navitas Equipment Receivables LLC
Series 2013-1, Class A
1.95%, 11/15/2016 - 144A	116,611	116,608
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2014-T1, Class A1
1.27%, 03/15/2045 - 144A	403,000	403,443
Nissan Auto Lease Trust
Series 2013-B, Class A3
0.75%, 06/15/2016	142,459	142,419
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A2
0.42%, 11/15/2016	556,197	556,148
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 - 144A (C)	1,121,613	1,119,930
NYMT Residential LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (C) (F)	400,000	400,000
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 - 144A	589,000	588,988
Series 2014-1A, Class B
3.24%, 06/18/2024 - 144A	100,000	100,168
Series 2014-2A, Class A
2.47%, 09/18/2024 - 144A	918,000	918,287
Series 2014-2A, Class B
3.02%, 09/18/2024 - 144A	280,000	280,000
Park Place Securities, Inc. Pass-Through Certificates
Series 2004-MCW1, Class M1
1.09%, 10/25/2034 (C)	119,304	118,663
PFS Tax Lien Trust
Series 2014-1
1.44%, 05/15/2029 - 144A	127,788	127,891
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 - 144A	600,000	600,000
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 - 144A (C) (F)	443,300	444,950
Real Estate Asset Trust
Series 2013-1A, Class A1
3.23%, 05/25/2052 - 144A (C) (F)	479,009	480,926
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (C) (F)	31,634	31,728

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Santander Drive Auto Receivables Trust
Series 2012-5, Class A3
0.83%, 12/15/2016	$ 36,658	$ 36,674
Selene Non-Performing Loans LLC
Series 2014-1A, Class A
2.98%, 05/25/2054 - 144A (C)	305,971	304,257
SNAAC Auto Receivables Trust
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	16,945	16,965
Series 2014-1A, Class A
1.03%, 09/17/2018 - 144A	265,740	265,687
Soundview Home Loan Trust
Series 2003-2, Class M2
2.63%, 11/25/2033 (C)	100,962	96,758
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	777,963	784,762
Series 2014-AA, Class A
2.68%, 05/25/2023 - 144A (D) (G)	1,750,000	1,749,884
Series 2014-AA, Class B
4.59%, 10/25/2027 - 144A (D)	300,000	299,935
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	1,007,059
Series 2014-AA, Class A
2.41%, 12/15/2022 - 144A	1,213,000	1,210,666
Series 2014-AA, Class B
3.45%, 12/15/2022 - 144A	146,000	145,694
Stanwich Mortgage Loan Co. LLC
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	62,468	62,557
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	312,392	312,392
Stanwich Mortgage Loan Trust
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	160,563	160,280
Structured Asset Securities Corp.
Series 2003-37A, Class 2A
3.57%, 12/25/2033 (C)	17,348	17,459
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1
2.45%, 04/25/2033 (C)	100,452	102,037
Series 2003-30, Class 1A5
5.50%, 10/25/2033	66,350	69,760
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3
1.40%, 07/15/2018 - 144A	439,000	438,198
Toyota Auto Receivables Owner Trust
Series 2014-A, Class A2
0.41%, 08/15/2016	651,000	651,412
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1
3.23%, 07/25/2053 - 144A (C)	723,518	722,597
Series 2014-NPL2, Class A1
3.13%, 06/25/2054 - 144A (C)	415,000	412,908
3.25%, 06/25/2054	415,000	412,908
Series 2014-NPL3, Class A1
3.13%, 04/25/2053 - 144A (C)	415,000	413,340
US Residential Opportunity Fund Trust
Series 2014, Class 1A
3.47%, 03/25/2034 - 144A (C)	225,664	225,933
USAA Auto Owner Trust
Series 2014-1, Class A2
0.38%, 10/17/2016	192,000	192,020
Vericrest Opportunity Loan Transferee
Series 2014-NPL6, Class A1
3.13%, 09/25/2043 - 144A (C)	549,000	548,344
Series 2014-NPL6, Series A2
1.00%, 09/25/2043 - 144A (G)	188,000	184,429

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Vericrest Opportunity Loan Transferee LLC
Series 2014-NPL4, Class A1
3.13%, 04/27/2054 - 144A (C)	$ 1,492,001	$ 1,491,968
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	44,849	44,929
VOLT NPL IX LLC
Series 2013-NPL3, Class A1
4.25%, 04/25/2053 - 144A (C)	289,515	291,309
VOLT XIX LLC
Series 2013-NPL5, Class A1
3.63%, 04/25/2055 - 144A (C)	188,966	189,142
VOLT XV LLC
Series 2014-3A, Class A1
3.25%, 05/26/2054 - 144A (C)	368,455	370,754
VOLT XVI LLC
Series 2014-NPL5, Class A1
3.23%, 09/25/2058 - 144A (C)	729,391	728,297
VOLT XX LLC
Series 2013-NPL6, Class A1
3.63%, 03/25/2054 - 144A (C)	396,203	397,708
VOLT XXI LLC
Series 2013-NPL7, Class A1
3.63%, 11/25/2053 - 144A (C)	344,854	345,723
VOLT XXII LLC
Series 2014-NPL1, Class A1
3.63%, 10/27/2053 - 144A (C)	820,788	822,000
VOLT XXIII LLC
Series 2014-NPL2, Class A1
3.63%, 11/25/2053 - 144A (C)	861,597	863,824
VOLT XXIV LLC
Series 2014-NPL3, Class A1
3.25%, 11/25/2053 - 144A (C)	942,718	944,351
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	63,580	64,018
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	93,876	94,609
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	115,035	115,646
World Omni Auto Receivables Trust
Series 2012-A, Class A3
0.64%, 02/15/2017	40,041	40,090
Series 2013-B, Class A3
0.83%, 08/15/2018	233,000	233,279
Series 2013-B, Class A4
1.32%, 01/15/2020	127,000	126,469
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/2015	4,062	4,064

Total Asset-Backed Securities (Cost $47,267,207)		47,421,031

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
United States - 0.1%
City of Los Angeles Department of Airports (Revenue Bonds)
6.58%, 05/15/2039	25,000	30,958
Ohio State University (Revenue Bonds)
Series A
4.80%, 06/01/2111	91,000	96,055
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	210,000	209,454

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
United States (continued)
State of California (General Obligation Unlimited)
7.30%, 10/01/2039	$ 80,000	$ 111,614

Total Municipal Government Obligations (Cost $434,909)		448,081

PREFERRED CORPORATE DEBT SECURITY - 0.0% (E)
United States - 0.0% (E)
Bank of America Corp.
6.25%, 09/05/2024 (C) (H)	195,000	193,720

Total Preferred Corporate Debt Security (Cost $195,000)		193,720

CORPORATE DEBT SECURITIES - 19.2%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	272,000	279,901
4.50%, 03/19/2024 - 144A	200,000	201,719
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	77,000	77,348
3.25%, 11/21/2021	80,000	81,647
4.13%, 02/24/2042 (A)	70,000	67,013
5.00%, 09/30/2043	250,000	274,256
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250,000	256,251
Macquarie Bank, Ltd.
2.00%, 08/15/2016 - 144A	268,000	272,428
5.00%, 02/22/2017 - 144A	241,000	259,713
Macquarie Bank, Ltd., Series MTN
2.60%, 06/24/2019 - 144A (A)	87,000	86,929
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30,000	33,661
6.25%, 01/14/2021 - 144A	80,000	90,483
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	300,000	305,211
3.00%, 07/27/2016 - 144A	200,000	207,467
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	20,748
4.13%, 05/20/2021	80,000	85,583
Westpac Banking Corp.
1.20%, 05/19/2017 (A)	325,000	323,963
2.25%, 01/17/2019	255,000	256,475
2.45%, 11/28/2016 - 144A	200,000	206,079
Bermuda - 0.0% (E)
Weatherford International, Ltd.
5.95%, 04/15/2042	40,000	42,965
6.75%, 09/15/2040	60,000	70,259
9.88%, 03/01/2039	90,000	138,797
Brazil - 0.0% (E)
Vale SA
5.63%, 09/11/2042 (A)	80,000	78,274
Canada - 1.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 - 144A	60,521	61,202
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	257,322
Bank of Montreal, Series MTN
1.40%, 09/11/2017 (A)	139,000	139,224
1.45%, 04/09/2018	370,000	365,897
2.38%, 01/25/2019	100,000	100,790
2.55%, 11/06/2022	247,000	238,411
Bank of Nova Scotia
1.25%, 04/11/2017	460,000	459,274
1.38%, 12/18/2017	250,000	247,056
2.55%, 01/12/2017	100,000	103,080
2.80%, 07/21/2021	270,000	266,826

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Barrick Gold Corp.
5.25%, 04/01/2042	$ 125,000	$ 114,739
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	214,105
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,211
1.55%, 01/23/2018	98,000	97,795
Canadian Natural Resources, Ltd.
6.25%, 03/15/2038	30,000	36,642
6.45%, 06/30/2033	80,000	98,400
7.20%, 01/15/2032	50,000	66,279
Canadian Oil Sands, Ltd.
6.00%, 04/01/2042 - 144A	150,000	172,674
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	204,688
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	274,718
Cenovus Energy, Inc.
3.00%, 08/15/2022	198,000	193,401
4.45%, 09/15/2042	130,000	126,864
5.20%, 09/15/2043	70,000	74,878
6.75%, 11/15/2039	100,000	127,168
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	211,824
Enbridge, Inc.
0.68%, 06/02/2017 (C)	160,000	160,506
3.50%, 06/10/2024	50,000	49,199
4.00%, 10/01/2023 (A)	240,000	248,482
Encana Corp.
6.50%, 08/15/2034	40,000	49,028
Glencore Finance Canada, Ltd.
4.25%, 10/25/2022 - 144A	195,000	195,421
5.55%, 10/25/2042 - 144A	80,000	80,347
Hydro-Quebec
8.40%, 01/15/2022	40,000	52,308
9.40%, 02/01/2021	220,000	298,160
Petro-Canada
5.35%, 07/15/2033	50,000	56,547
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	201,054
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	220,826
5.45%, 10/01/2043	118,000	128,684
Royal Bank of Canada
1.20%, 09/19/2018	246,000	244,692
2.00%, 10/01/2018	318,000	320,543
Royal Bank of Canada, Series MTN
1.50%, 01/16/2018	370,000	368,795
2.30%, 07/20/2016	55,000	56,476
Suncor Energy, Inc.
5.95%, 12/01/2034	150,000	179,192
6.10%, 06/01/2018	450,000	514,329
Talisman Energy, Inc.
5.50%, 05/15/2042 (A)	50,000	50,897
5.85%, 02/01/2037	60,000	63,843
6.25%, 02/01/2038	60,000	66,935
7.75%, 06/01/2019	40,000	48,520
Teck Resources, Ltd.
3.75%, 02/01/2023	120,000	112,941
4.50%, 01/15/2021 (A)	100,000	103,944
4.75%, 01/15/2022	169,000	173,726
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	360,207

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A (A)	$ 230,000	$ 232,080
2.20%, 07/29/2015 - 144A	100,000	101,436
Toronto-Dominion Bank, Series MTN
1.40%, 04/30/2018	295,000	290,247
2.50%, 07/14/2016	57,000	58,799
Total Capital Canada, Ltd.
0.61%, 01/15/2016 (C)	60,000	60,263
2.75%, 07/15/2023	70,000	67,771
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	30,000	28,440
3.75%, 10/16/2023	35,000	35,543
7.25%, 08/15/2038	100,000	135,384
Cayman Islands - 0.2%
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 - 144A	200,000	197,082
Noble Holding International, Ltd.
3.95%, 03/15/2022	7,000	6,818
5.25%, 03/15/2042 (A)	105,000	95,718
Petrobras International Finance Co.
5.38%, 01/27/2021	36,000	36,390
6.75%, 01/27/2041	100,000	102,700
7.88%, 03/15/2019	160,000	183,453
Transocean, Inc.
3.80%, 10/15/2022 (A)	223,000	204,667
6.38%, 12/15/2021	112,000	119,133
6.50%, 11/15/2020	80,000	85,006
7.35%, 12/15/2041	10,000	10,802
7.50%, 04/15/2031	25,000	26,139
Vale Overseas, Ltd.
4.38%, 01/11/2022	210,000	211,539
XLIT, Ltd.
6.38%, 11/15/2024	100,000	119,065
Colombia - 0.0% (E)
Ecopetrol SA
4.13%, 01/16/2025	107,000	103,523
Curaçao - 0.0% (E)
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	135,000	128,643
3.65%, 11/10/2021	80,000	81,312
France - 0.4%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 - 144A	500,000	502,106
2.75%, 01/22/2019 - 144A (A)	290,000	293,319
BPCE SA
4.00%, 04/15/2024	250,000	251,900
5.70%, 10/22/2023 - 144A	275,000	292,520
BPCE SA, Series MTN
0.84%, 06/23/2017 (C)	265,000	265,711
Credit Agricole SA
8.13%, 09/19/2033 - 144A (C)	200,000	221,955
Credit Agricole SA, Series MTN
3.88%, 04/15/2024 - 144A	250,000	251,204
Electricite de France SA
2.15%, 01/22/2019 - 144A	140,000	139,610
4.88%, 01/22/2044 - 144A	125,000	132,072
5.25%, 01/29/2023 - 144A (C) (H)	175,000	177,844
6.00%, 01/22/2114 - 144A	350,000	396,974
Orange SA
2.75%, 09/14/2016	17,000	17,511
5.38%, 01/13/2042	107,000	116,567
5.50%, 02/06/2044	40,000	43,552
9.00%, 03/01/2031	60,000	88,399

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Total Capital International SA
0.75%, 01/25/2016	$ 18,000	$ 18,053
1.55%, 06/28/2017	38,000	38,271
2.70%, 01/25/2023	415,000	402,085
2.75%, 06/19/2021	300,000	298,501
2.88%, 02/17/2022	57,000	56,726
Germany - 0.0% (E)
Deutsche Bank AG
2.50%, 02/13/2019	200,000	201,054
3.70%, 05/30/2024	133,000	131,845
6.00%, 09/01/2017	80,000	89,526
Italy - 0.1%
Enel SpA
8.75%, 09/24/2073 - 144A (C)	200,000	231,760
Intesa Sanpaolo SpA
5.25%, 01/12/2024	400,000	426,963
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	200,000	204,525
4.10%, 09/09/2023 - 144A	200,000	212,484
Mizuho Bank, Ltd.
1.30%, 04/16/2017 - 144A	200,000	198,841
2.45%, 04/16/2019 - 144A	200,000	199,557
3.60%, 09/25/2024 - 144A (A)	230,000	227,190
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	46,931
Jersey, Channel Islands - 0.1%
Heathrow Funding, Ltd.
2.50%, 06/25/2017 - 144A	440,000	445,499
Swiss Re Capital I, LP
6.85%, 05/25/2016 - 144A (C) (H)	100,000	105,000
Luxembourg - 0.1%
Actavis Funding SCS
3.85%, 06/15/2024 - 144A	69,000	66,887
4.85%, 06/15/2044 - 144A	140,000	131,529
ArcelorMittal
5.00%, 02/25/2017	185,000	191,456
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23,000	23,792
3.65%, 12/01/2023	202,000	209,036
Tyco International Finance SA
8.50%, 01/15/2019	100,000	121,596
Mexico - 0.1%
America Movil SAB de CV
1.23%, 09/12/2016 (C)	280,000	283,130
3.13%, 07/16/2022	400,000	388,432
5.00%, 03/30/2020	290,000	317,350
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	65,000	68,185
6.38%, 01/23/2045 - 144A	186,000	210,329
Netherlands - 0.4%
ABN AMRO Bank NV
2.50%, 10/30/2018 - 144A	440,000	444,317
Airbus Group Finance BV
2.70%, 04/17/2023 - 144A	64,000	61,519
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	195,000	204,505
3.95%, 11/09/2022	250,000	251,064
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
3.88%, 02/08/2022	79,000	83,217
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150,000	152,691
3.13%, 04/11/2016 - 144A	300,000	309,594
8.75%, 06/15/2030	30,000	43,619

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Heineken NV
1.40%, 10/01/2017 - 144A	$ 60,000	$ 59,609
3.40%, 04/01/2022 - 144A	150,000	150,713
ING Bank NV
3.75%, 03/07/2017 - 144A	200,000	210,424
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	253,738
LYB International Finance BV
4.88%, 03/15/2044	75,000	76,547
LyondellBasell Industries NV
5.00%, 04/15/2019	200,000	220,779
Petrobras Global Finance BV
3.25%, 03/17/2017	200,000	202,394
4.38%, 05/20/2023	84,000	78,711
6.25%, 03/17/2024	271,000	283,908
Shell International Finance BV
1.13%, 08/21/2017	42,000	41,788
3.40%, 08/12/2023	210,000	213,410
4.30%, 09/22/2019	50,000	54,897
4.55%, 08/12/2043	180,000	190,342
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 - 144A	125,000	136,976
6.13%, 08/17/2026 - 144A	120,000	148,927
New Zealand - 0.1%
ANZ New Zealand Int’l, Ltd.
2.60%, 09/23/2019 - 144A	200,000	200,483
BNZ International Funding, Ltd.
2.35%, 03/04/2019 - 144A	250,000	249,145
Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018	134,000	131,203
1.20%, 01/17/2018	44,000	43,452
2.45%, 01/17/2023	58,000	55,353
2.65%, 01/15/2024	143,000	136,858
2.90%, 11/08/2020	31,000	31,612
3.15%, 01/23/2022	20,000	20,343
4.25%, 11/23/2041	16,000	15,989
5.25%, 04/15/2019	100,000	112,647
Singapore - 0.0% (E)
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200,000	200,917
Spain - 0.1%
Telefonica Emisiones SAU
4.57%, 04/27/2023 (A)	180,000	187,936
5.13%, 04/27/2020	62,000	68,148
5.88%, 07/15/2019	40,000	45,732
6.42%, 06/20/2016	100,000	108,680
7.05%, 06/20/2036	90,000	114,006
Sweden - 0.2%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	250,000	260,703
4.88%, 05/13/2021 - 144A	200,000	214,758
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 - 144A	615,000	612,345
2.38%, 11/20/2018 - 144A	200,000	200,800
Stadshypotek AB
1.88%, 10/02/2019 - 144A	250,000	245,835
Swedbank AB
1.75%, 03/12/2018 - 144A	675,000	672,208
Switzerland - 0.2%
Credit Suisse
5.30%, 08/13/2019	100,000	112,359
Credit Suisse, Series MTN
2.30%, 05/28/2019	250,000	247,510
3.63%, 09/09/2024	250,000	246,652

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland (continued)
Credit Suisse Group AG
6.25%, 12/18/2024 - 144A (C) (H)	$ 200,000	$ 193,500
UBS AG, Series MTN
2.38%, 08/14/2019	475,000	470,829
5.75%, 04/25/2018	220,000	248,073
United Kingdom - 0.8%
Abbey National Treasury Services PLC
2.35%, 09/10/2019	280,000	276,417
AON PLC
3.50%, 06/14/2024	100,000	97,916
BAE Systems PLC
5.80%, 10/11/2041 - 144A	25,000	29,748
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	200,000	204,908
2.75%, 02/23/2015	500,000	504,485
5.13%, 01/08/2020	100,000	112,209
Barclays Bank PLC, Series MTN
6.05%, 12/04/2017 - 144A	295,000	327,911
BAT International Finance PLC
3.25%, 06/07/2022 - 144A	126,000	125,633
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	171,466
1.85%, 05/05/2017	71,000	71,759
2.75%, 05/10/2023	150,000	141,672
3.25%, 05/06/2022	427,000	423,788
3.81%, 02/10/2024	92,000	93,126
4.50%, 10/01/2020	50,000	54,609
British Sky Broadcasting Group PLC
3.75%, 09/16/2024	230,000	229,471
British Telecommunications PLC
2.00%, 06/22/2015	300,000	303,023
Diageo Capital PLC
1.50%, 05/11/2017	76,000	76,380
2.63%, 04/29/2023	55,000	52,381
Ensco PLC
4.70%, 03/15/2021	150,000	157,500
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	145,000	142,148
HSBC Bank PLC
1.50%, 05/15/2018 - 144A	410,000	404,332
3.50%, 06/28/2015 - 144A (A)	400,000	408,996
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	171,539
4.88%, 01/14/2022	100,000	111,224
5.10%, 04/05/2021	70,000	78,771
6.38%, 09/17/2024 (C) (H)	200,000	199,750
Invesco Finance PLC
4.00%, 01/30/2024	74,000	77,172
Lloyds Banking Group PLC
7.50%, 06/27/2024 (C) (H)	200,000	206,000
Rio Tinto Finance USA PLC
1.63%, 08/21/2017 (A)	58,000	58,312
2.88%, 08/21/2022 (A)	275,000	265,125
Royal Bank of Scotland PLC
6.13%, 01/11/2021	40,000	46,703
Schlumberger Oilfield UK PLC
4.20%, 01/15/2021 - 144A (A)	70,000	76,122
Standard Chartered Bank
6.40%, 09/26/2017 - 144A	100,000	111,890
Standard Chartered PLC
5.20%, 01/26/2024 - 144A (A)	210,000	220,129
Vodafone Group PLC
1.50%, 02/19/2018	80,000	78,837
1.63%, 03/20/2017	100,000	100,171
4.38%, 02/19/2043	195,000	176,367

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
WPP Finance
3.75%, 09/19/2024	$ 320,000	$ 315,603
United States - 14.6%
21st Century Fox America, Inc.
5.40%, 10/01/2043	60,000	65,563
6.15%, 02/15/2041	100,000	118,649
6.55%, 03/15/2033	50,000	61,863
6.65%, 11/15/2037	100,000	125,348
9.50%, 07/15/2024	80,000	108,488
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,092
2.88%, 05/08/2022	23,000	22,732
4.38%, 05/08/2042	12,000	12,273
AbbVie, Inc.
1.20%, 11/06/2015	100,000	100,376
1.75%, 11/06/2017	266,000	265,093
2.90%, 11/06/2022	340,000	325,082
Access Midstream Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023	160,000	164,200
Actavis, Inc.
3.25%, 10/01/2022	129,000	124,426
ADT Corp.
3.50%, 07/15/2022	25,000	21,625
4.13%, 06/15/2023 (A)	192,000	170,880
4.88%, 07/15/2042	20,000	16,600
Advance Auto Parts, Inc.
4.50%, 01/15/2022	200,000	210,171
Aetna, Inc.
4.50%, 05/15/2042	120,000	118,052
4.75%, 03/15/2044	85,000	86,422
6.75%, 12/15/2037	70,000	92,235
AGL Capital Corp.
3.50%, 09/15/2021	182,000	187,424
4.40%, 06/01/2043	79,000	79,644
5.25%, 08/15/2019	130,000	145,709
6.38%, 07/15/2016	50,000	54,450
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	150,000	199,087
Air Lease Corp.
3.38%, 01/15/2019 (A)	265,000	268,313
Alabama Power Co.
3.55%, 12/01/2023	76,000	78,018
4.15%, 08/15/2044	64,000	63,520
6.00%, 03/01/2039	38,000	48,352
Alcoa, Inc.
5.13%, 10/01/2024	85,000	85,110
Allegheny Technologies, Inc.
5.88%, 08/15/2023	168,000	176,892
Allstate Corp.
3.15%, 06/15/2023	110,000	109,600
5.75%, 08/15/2053 (C)	52,000	55,380
Altria Group, Inc.
2.85%, 08/09/2022	150,000	143,675
4.25%, 08/09/2042	315,000	285,641
Amazon.com, Inc.
2.50%, 11/29/2022	360,000	338,367
American Airlines Pass-Through Trust
4.95%, 07/15/2024	377,586	404,961
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	25,989
American Express Co.
1.55%, 05/22/2018	385,000	379,321
2.65%, 12/02/2022	103,000	99,296
7.00%, 03/19/2018	120,000	139,713

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Express Credit Corp.
1.30%, 07/29/2016	$ 255,000	$ 256,701
2.13%, 03/18/2019	150,000	149,386
American Express Credit Corp., Series MTN
2.25%, 08/15/2019	200,000	198,601
2.80%, 09/19/2016	39,000	40,288
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	200,000	199,269
American Honda Finance Corp., Series MTN
2.25%, 08/15/2019	525,000	523,129
American International Group, Inc.
2.30%, 07/16/2019	39,000	38,714
3.38%, 08/15/2020	415,000	427,412
4.13%, 02/15/2024	106,000	110,107
4.50%, 07/16/2044	175,000	172,890
6.40%, 12/15/2020	260,000	309,326
American Tower Corp.
3.45%, 09/15/2021	240,000	235,297
3.50%, 01/31/2023	130,000	123,589
4.50%, 01/15/2018	160,000	170,803
American Water Capital Corp.
3.40%, 03/01/2025	59,000	58,753
3.85%, 03/01/2024	200,000	207,870
Ameriprise Financial, Inc.
4.00%, 10/15/2023	180,000	188,227
Amgen, Inc.
3.63%, 05/22/2024	577,000	571,756
3.88%, 11/15/2021	30,000	31,546
5.15%, 11/15/2041	80,000	84,437
5.65%, 06/15/2042	171,000	194,232
5.70%, 02/01/2019	50,000	56,897
6.38%, 06/01/2037	100,000	121,382
6.40%, 02/01/2039	38,000	46,455
Anadarko Petroleum Corp.
6.38%, 09/15/2017	330,000	374,061
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	600,000	603,380
4.63%, 02/01/2044	75,000	75,973
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	455,000	513,326
8.20%, 01/15/2039	20,000	30,328
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	98,836
Aon Corp.
3.13%, 05/27/2016	29,000	29,981
Apache Corp.
3.25%, 04/15/2022	14,000	14,029
4.75%, 04/15/2043	98,000	97,935
6.90%, 09/15/2018	50,000	58,806
Appalachian Power Co.
5.80%, 10/01/2035	25,000	30,018
6.70%, 08/15/2037	55,000	71,656
Apple, Inc.
0.49%, 05/03/2018 (C)	172,000	172,249
2.40%, 05/03/2023	284,000	268,542
2.85%, 05/06/2021	264,000	264,518
3.85%, 05/04/2043	215,000	199,357
4.45%, 05/06/2044	110,000	112,295
Arizona Public Service Co.
3.35%, 06/15/2024 (A)	169,000	169,864
4.50%, 04/01/2042	8,000	8,317
5.05%, 09/01/2041	23,000	26,036
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,524
3.38%, 11/01/2015	75,000	76,931
6.88%, 06/01/2018	50,000	56,973
7.50%, 01/15/2027	110,000	135,143

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Associates Corp. of North America
6.95%, 11/01/2018	$ 225,000	$ 263,875
AT&T, Inc.
2.38%, 11/27/2018 (A)	245,000	247,292
3.88%, 08/15/2021	80,000	83,854
4.30%, 12/15/2042	781,000	713,728
4.35%, 06/15/2045	110,000	101,107
4.45%, 05/15/2021	150,000	162,420
4.80%, 06/15/2044	185,000	182,273
5.50%, 02/01/2018	50,000	55,918
Atmos Energy Corp.
6.35%, 06/15/2017	100,000	113,191
8.50%, 03/15/2019	126,000	158,024
AvalonBay Communities, Inc.
3.63%, 10/01/2020	155,000	161,095
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 - 144A	45,000	45,037
4.75%, 10/07/2044 - 144A	48,000	47,817
6.38%, 06/01/2019 - 144A	80,000	93,135
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	177,396
3.35%, 07/01/2023	260,000	262,593
5.20%, 06/15/2033	200,000	225,789
Bank of America Corp.
2.00%, 01/11/2018	1,160,000	1,154,955
2.60%, 01/15/2019	200,000	199,610
2.65%, 04/01/2019	400,000	398,774
5.13%, 06/17/2019 (C) (H)	530,000	512,775
5.63%, 10/14/2016	350,000	379,738
6.50%, 08/01/2016	213,000	232,479
7.63%, 06/01/2019	200,000	241,611
Bank of America Corp., Series MTN
3.30%, 01/11/2023	889,000	867,060
4.00%, 04/01/2024	97,000	98,011
5.00%, 05/13/2021 - 01/21/2044	375,000	409,864
5.63%, 07/01/2020	460,000	519,428
5.65%, 05/01/2018	105,000	116,791
5.88%, 02/07/2042	20,000	23,964
6.40%, 08/28/2017	100,000	112,490
6.88%, 04/25/2018	50,000	57,670
Bank of New York Mellon Corp.
3.55%, 09/23/2021	19,000	19,736
4.50%, 06/20/2023 (C) (H)	282,000	261,555
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	123,000	122,359
2.40%, 01/17/2017	119,000	122,224
3.25%, 09/11/2024	190,000	186,543
4.15%, 02/01/2021	55,000	59,417
4.60%, 01/15/2020	100,000	110,065
Barrick North America Finance LLC
4.40%, 05/30/2021	100,000	101,275
BB&T Corp.
5.20%, 12/23/2015	100,000	105,193
BB&T Corp., Series MTN
1.60%, 08/15/2017	31,000	31,085
2.05%, 06/19/2018	56,000	56,210
2.25%, 02/01/2019	100,000	100,113
6.85%, 04/30/2019	60,000	71,647
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	124,000	123,379
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	293,000	300,561
5.15%, 11/15/2043	40,000	44,339
6.13%, 04/01/2036	75,000	92,816

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043 (A)	$ 110,000	$ 108,848
4.40%, 05/15/2042	62,000	62,651
5.40%, 05/15/2018 (A)	200,000	224,441
Berkshire Hathaway, Inc.
2.10%, 08/14/2019 (A)	106,000	105,426
3.75%, 08/15/2021 (A)	122,000	129,702
4.50%, 02/11/2043	130,000	132,000
BlackRock, Inc.
3.38%, 06/01/2022	50,000	51,281
3.50%, 03/18/2024	40,000	40,328
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	120,000	138,815
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	24,000	24,701
Boston Properties, LP
3.85%, 02/01/2023	160,000	163,482
5.88%, 10/15/2019	175,000	201,604
Branch Banking & Trust Co.
2.85%, 04/01/2021	270,000	268,330
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	130,000	161,445
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	193,109
3.05%, 03/15/2022 - 09/01/2022	86,000	85,078
3.45%, 09/15/2021	40,000	41,252
4.10%, 06/01/2021	140,000	150,388
4.40%, 03/15/2042	50,000	49,299
4.45%, 03/15/2043	50,000	49,686
4.90%, 04/01/2044	15,000	15,794
5.15%, 09/01/2043	231,000	253,588
5.40%, 06/01/2041	60,000	67,485
5.75%, 05/01/2040	150,000	177,949
7.95%, 08/15/2030	200,000	278,924
Camden Property Trust
5.70%, 05/15/2017	200,000	220,489
Cameron International Corp.
4.00%, 12/15/2023 (A)	28,000	29,072
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	247,758
3.38%, 02/15/2023	300,000	293,924
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	91,254
2.15%, 03/23/2015	1,100,000	1,108,777
2.45%, 04/24/2019	160,000	159,329
Capital One NA
2.40%, 09/05/2019	300,000	296,860
Cargill, Inc.
3.30%, 03/01/2022 - 144A	110,000	111,987
Caterpillar Financial Services Corp., Series MTN
1.25%, 11/06/2017 (A)	43,000	42,684
2.75%, 08/20/2021	60,000	59,545
2.85%, 06/01/2022	77,000	76,346
3.75%, 11/24/2023	121,000	125,867
7.15%, 02/15/2019	100,000	120,254
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,216
2.60%, 06/26/2022	31,000	30,280
3.80%, 08/15/2042	215,000	199,411
CBS Corp.
3.70%, 08/15/2024	125,000	123,441
4.85%, 07/01/2042	100,000	98,357
4.90%, 08/15/2044	68,000	67,217
Celgene Corp.
1.90%, 08/15/2017	74,000	74,549
3.63%, 05/15/2024	88,000	87,062

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Centel Capital Corp.
9.00%, 10/15/2019	$ 25,000	$ 30,031
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	109,350
6.13%, 11/01/2017	30,000	34,051
CF Industries, Inc.
4.95%, 06/01/2043	50,000	49,813
5.15%, 03/15/2034	95,000	100,108
5.38%, 03/15/2044	80,000	83,719
7.13%, 05/01/2020	200,000	241,276
Chevron Corp.
2.36%, 12/05/2022	50,000	47,615
3.19%, 06/24/2023	74,000	74,510
Cigna Corp.
4.00%, 02/15/2022	195,000	205,014
5.38%, 02/15/2042	40,000	44,066
Cisco Systems, Inc.
2.13%, 03/01/2019	235,000	234,882
5.50%, 01/15/2040	180,000	208,978
Citigroup, Inc.
1.25%, 01/15/2016	19,000	19,098
1.55%, 08/14/2017	220,000	218,386
2.50%, 09/26/2018 - 07/29/2019	280,000	279,124
2.55%, 04/08/2019	100,000	99,924
3.38%, 03/01/2023	77,000	75,818
3.50%, 05/15/2023	100,000	95,869
3.75%, 06/16/2024	97,000	96,701
3.88%, 10/25/2023	575,000	583,883
4.45%, 01/10/2017	380,000	404,879
4.59%, 12/15/2015	3,000	3,134
4.75%, 05/19/2015	62,000	63,625
4.95%, 11/07/2043	115,000	121,718
5.30%, 05/06/2044	35,000	36,367
5.35%, 05/15/2023 (C) (H)	80,000	74,800
5.38%, 08/09/2020	13,000	14,711
5.50%, 09/13/2025	115,000	125,236
6.01%, 01/15/2015	81,000	82,277
6.30%, 05/15/2024 (C) (H)	260,000	256,776
6.68%, 09/13/2043	100,000	122,564
8.50%, 05/22/2019	250,000	312,492
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	59,022
8.88%, 11/15/2018	70,000	87,491
CME Group, Inc.
3.00%, 09/15/2022	100,000	99,664
CMS Energy Corp.
8.75%, 06/15/2019	50,000	63,483
CNA Financial Corp.
7.35%, 11/15/2019	200,000	240,365
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	119,045
Comcast Corp.
4.20%, 08/15/2034	278,000	275,613
4.25%, 01/15/2033	139,000	140,687
4.50%, 01/15/2043	215,000	217,778
4.75%, 03/01/2044	130,000	137,147
6.45%, 03/15/2037	60,000	76,682
6.50%, 11/15/2035	210,000	273,185
7.05%, 03/15/2033	90,000	120,688
Comerica, Inc.
3.80%, 07/22/2026	180,000	178,676
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,097
2.10%, 03/15/2018	21,000	21,020
ConocoPhillips
5.75%, 02/01/2019	90,000	102,686

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ConocoPhillips Co.
1.05%, 12/15/2017	$ 70,000	$ 69,032
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	24,582
5.85%, 04/01/2018 (A)	100,000	113,588
Consumers Energy Co.
2.85%, 05/15/2022	8,000	7,974
4.35%, 08/31/2064 (A)	32,000	31,777
5.65%, 04/15/2020	110,000	127,322
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	40,809	41,727
Cox Communications, Inc.
3.25%, 12/15/2022 - 144A	140,000	135,982
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50,000	52,013
CRH America, Inc.
6.00%, 09/30/2016	22,000	24,063
Crown Castle Towers LLC
3.21%, 08/15/2035 - 144A	60,000	61,282
CSX Corp.
3.40%, 08/01/2024 (A)	200,000	200,358
4.10%, 03/15/2044	27,000	25,376
4.25%, 06/01/2021	23,000	24,958
5.60%, 05/01/2017	130,000	143,319
7.90%, 05/01/2017	95,000	109,847
CVS Health Corp.
4.00%, 12/05/2023	71,000	73,933
4.13%, 05/15/2021	80,000	85,671
5.30%, 12/05/2043	87,000	97,475
CVS Pass-Through Trust
4.70%, 01/10/2036 - 144A	68,770	72,949
6.20%, 10/10/2025 - 144A	130,377	148,084
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	150,000	150,924
1.88%, 01/11/2018 - 144A	250,000	249,746
2.25%, 09/03/2019 - 144A	150,000	148,525
2.38%, 08/01/2018 - 144A	151,000	152,843
2.63%, 09/15/2016 - 144A	150,000	154,391
2.88%, 03/10/2021 - 144A	250,000	251,275
Danaher Corp.
3.90%, 06/23/2021	33,000	35,453
DCP Midstream Operating, LP
3.88%, 03/15/2023	255,000	255,310
DDR Corp.
3.50%, 01/15/2021	225,000	226,649
Deere & Co.
2.60%, 06/08/2022	15,000	14,563
3.90%, 06/09/2042	13,000	12,356
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	45,587
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	32,285	34,948
Devon Energy Corp.
3.25%, 05/15/2022	49,000	48,646
4.75%, 05/15/2042	24,000	23,874
6.30%, 01/15/2019	40,000	46,263
Devon Financing Corp. LLC
7.88%, 09/30/2031	100,000	139,728
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	52,080
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043 (A)	113,000	104,745
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	100,000	101,637
5.15%, 03/15/2042	200,000	202,228
6.38%, 03/01/2041	205,000	238,907

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Discover Bank
2.00%, 02/21/2018	$ 500,000	$ 497,594
3.20%, 08/09/2021	600,000	593,353
Discovery Communications LLC
3.30%, 05/15/2022	190,000	188,632
4.38%, 06/15/2021	137,000	147,079
4.88%, 04/01/2043	35,000	34,632
4.95%, 05/15/2042	50,000	50,041
Dominion Resources, Inc.
4.90%, 08/01/2041	11,000	11,673
5.20%, 08/15/2019	485,000	548,192
5.25%, 08/01/2033	90,000	101,776
5.75%, 10/01/2054 (C) (D)	240,000	242,743
6.30%, 03/15/2033	50,000	62,250
8.88%, 01/15/2019	40,000	50,335
Dow Chemical Co.
4.13%, 11/15/2021 (A)	76,000	79,859
4.63%, 10/01/2044	250,000	240,604
5.25%, 11/15/2041	17,000	17,636
8.55%, 05/15/2019	40,000	50,273
8.85%, 09/15/2021	190,000	251,634
DTE Electric Co.
2.65%, 06/15/2022	13,000	12,779
3.95%, 06/15/2042	20,000	19,427
DTE Energy Co.
3.50%, 06/01/2024	111,000	111,377
3.85%, 12/01/2023	64,000	66,209
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	107,321
4.25%, 12/15/2041	17,000	17,235
Duke Energy Corp.
3.05%, 08/15/2022	510,000	506,537
3.75%, 04/15/2024	320,000	328,059
Duke Energy Florida, Inc.
5.90%, 03/01/2033	60,000	73,007
Duke Energy Ohio, Inc.
3.80%, 09/01/2023 (A)	136,000	142,304
Duke Energy Progress, Inc.
2.80%, 05/15/2022	32,000	31,765
3.00%, 09/15/2021	67,000	67,941
4.38%, 03/30/2044	44,000	45,567
5.70%, 04/01/2035	100,000	119,747
Duke Realty, LP
3.88%, 02/15/2021	146,000	150,409
6.75%, 03/15/2020	319,000	376,478
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	29,065
4.15%, 02/15/2043	44,000	41,016
5.60%, 12/15/2036	40,000	47,043
6.00%, 07/15/2018	30,000	34,377
Eaton Corp.
1.50%, 11/02/2017	27,000	26,884
4.00%, 11/02/2032	21,000	20,775
6.95%, 03/20/2019	60,000	70,057
eBay, Inc.
2.88%, 08/01/2021 (A)	200,000	195,772
3.25%, 10/15/2020	70,000	71,661
3.45%, 08/01/2024 (A)	200,000	194,812
Ecolab, Inc.
1.45%, 12/08/2017	103,000	102,209
5.50%, 12/08/2041	110,000	125,932
Embarq Corp.
7.08%, 06/01/2016	100,000	108,909
EMC Corp.
2.65%, 06/01/2020	262,000	260,115

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Energy Transfer Partners, LP
3.60%, 02/01/2023	$ 50,000	$ 48,670
5.15%, 02/01/2043	85,000	82,117
6.50%, 02/01/2042	110,000	125,254
Entergy Arkansas, Inc.
3.75%, 02/15/2021	130,000	137,326
Enterprise Products Operating LLC
3.90%, 02/15/2024	115,000	116,696
4.05%, 02/15/2022	200,000	211,169
4.45%, 02/15/2043	210,000	202,634
5.10%, 02/15/2045	65,000	68,562
5.20%, 09/01/2020	160,000	179,661
8.38%, 08/01/2066 (C)	125,000	137,500
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	44,852
4.10%, 02/01/2021	80,000	86,386
Equity Commonwealth
6.65%, 01/15/2018	110,000	121,216
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A (A)	8,000	8,241
4.50%, 08/16/2021 - 144A	155,000	167,852
5.63%, 03/15/2042 - 144A	37,000	41,787
6.70%, 06/01/2034 - 144A	44,000	55,576
ERP Operating, LP
2.38%, 07/01/2019	32,000	31,796
4.63%, 12/15/2021	31,000	33,818
5.38%, 08/01/2016	100,000	107,974
Exelon Generation Co. LLC
6.20%, 10/01/2017	100,000	112,447
Express Scripts Holding Co.
2.25%, 06/15/2019	175,000	172,548
2.65%, 02/15/2017	280,000	287,927
3.50%, 06/15/2024	90,000	88,124
3.90%, 02/15/2022	85,000	88,039
4.75%, 11/15/2021	85,000	92,827
Fifth Third Bancorp
2.30%, 03/01/2019	80,000	79,760
Fifth Third Bank
2.38%, 04/25/2019	300,000	300,422
FirstEnergy Solutions Corp.
6.80%, 08/15/2039	130,000	142,310
FirstEnergy Transmission LLC
5.45%, 07/15/2044 - 144A	190,000	192,371
Five Corners Funding Trust
4.42%, 11/15/2023 - 144A	145,000	151,767
Florida Power & Light Co.
4.05%, 10/01/2044	145,000	143,152
5.13%, 06/01/2041	30,000	34,773
5.63%, 04/01/2034	100,000	121,790
5.85%, 02/01/2033	55,000	67,281
5.95%, 10/01/2033	20,000	25,142
Fluor Corp.
3.38%, 09/15/2021	29,000	29,813
Ford Motor Co.
4.75%, 01/15/2043	50,000	50,042
Ford Motor Credit Co. LLC
1.48%, 05/09/2016 (C)	200,000	202,745
1.68%, 09/08/2017	200,000	199,120
2.38%, 03/12/2019 (A)	200,000	197,974
2.88%, 10/01/2018	200,000	204,238
3.00%, 06/12/2017	950,000	980,472
3.98%, 06/15/2016	200,000	209,474
4.25%, 02/03/2017	200,000	212,070
4.38%, 08/06/2023 (A)	300,000	314,383
Forest Laboratories, Inc.
5.00%, 12/15/2021 - 144A	200,000	213,777

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	$ 81,000	$ 82,379
3.55%, 03/01/2022	170,000	166,115
3.88%, 03/15/2023 (A)	28,000	27,617
5.45%, 03/15/2043	141,000	143,768
Gap, Inc.
5.95%, 04/12/2021	67,000	76,197
General Electric Capital Corp.
1.63%, 07/02/2015 - 04/02/2018	830,000	829,984
2.10%, 12/11/2019	86,000	85,488
6.25%, 12/15/2022 (C) (H)	300,000	323,250
General Electric Capital Corp., Series MTN
1.50%, 07/12/2016	200,000	202,429
2.30%, 04/27/2017	187,000	192,142
3.10%, 01/09/2023	135,000	133,608
3.15%, 09/07/2022	250,000	248,992
3.45%, 05/15/2024 (A)	225,000	225,666
4.38%, 09/16/2020	110,000	120,251
4.63%, 01/07/2021	250,000	275,531
4.65%, 10/17/2021	150,000	165,220
5.50%, 01/08/2020	60,000	68,759
5.63%, 09/15/2017 - 05/01/2018	240,000	270,046
6.00%, 08/07/2019	350,000	408,197
6.75%, 03/15/2032	250,000	329,609
General Electric Co.
2.70%, 10/09/2022	64,000	62,294
3.38%, 03/11/2024 (A)	262,000	264,687
4.13%, 10/09/2042	305,000	303,034
4.50%, 03/11/2044	165,000	171,063
General Motors Co.
6.25%, 10/02/2043	90,000	105,300
General Motors Financial Co., Inc.
2.75%, 05/15/2016	60,000	60,450
3.25%, 05/15/2018	20,000	20,100
Gilead Sciences, Inc.
3.70%, 04/01/2024	200,000	204,288
4.40%, 12/01/2021	120,000	130,981
4.80%, 04/01/2044	115,000	120,861
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/2043	115,000	112,305
Glencore Funding LLC
3.13%, 04/29/2019 - 144A	175,000	175,105
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	565,000	570,865
2.63%, 01/31/2019	164,000	163,578
2.90%, 07/19/2018	442,000	452,743
3.30%, 05/03/2015	250,000	253,990
3.63%, 01/22/2023	460,000	456,632
5.25%, 07/27/2021	86,000	95,340
5.70%, 05/10/2019 (A) (C) (H)	340,000	344,930
5.75%, 01/24/2022	160,000	181,948
5.95%, 01/18/2018	195,000	218,301
6.15%, 04/01/2018	405,000	456,662
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	80,000	80,648
3.85%, 07/08/2024	391,000	388,692
4.00%, 03/03/2024	120,000	120,862
4.80%, 07/08/2044	100,000	100,556
5.38%, 03/15/2020	200,000	222,674
6.00%, 06/15/2020	220,000	252,743
7.50%, 02/15/2019	435,000	518,704
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	81,513
GTP Acquisition Partners I LLC
4.35%, 06/15/2041 - 144A	61,000	62,300
Halliburton Co.
3.50%, 08/01/2023	107,000	108,925
7.60%, 08/15/2096 - 144A	40,000	59,240
8.75%, 02/15/2021	100,000	128,093

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
HCP, Inc.
2.63%, 02/01/2020	$ 251,000	$ 247,330
3.15%, 08/01/2022	55,000	53,258
3.75%, 02/01/2019	200,000	210,660
3.88%, 08/15/2024	85,000	83,270
4.20%, 03/01/2024	127,000	128,177
4.25%, 11/15/2023	46,000	47,414
5.38%, 02/01/2021	200,000	223,177
Health Care REIT, Inc.
4.50%, 01/15/2024	172,000	176,962
Hess Corp.
7.88%, 10/01/2029	100,000	135,751
Hewlett-Packard Co.
3.75%, 12/01/2020	150,000	155,529
4.30%, 06/01/2021	32,000	33,981
4.38%, 09/15/2021	60,000	64,055
4.65%, 12/09/2021 (A)	87,000	94,234
6.00%, 09/15/2041	160,000	182,395
Historic TW, Inc.
6.63%, 05/15/2029	190,000	235,964
Home Depot, Inc.
3.75%, 02/15/2024 (A)	110,000	114,594
4.40%, 04/01/2021	110,000	122,368
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	199,280
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	101,628
3.90%, 09/01/2042	192,000	182,809
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	71,000	72,519
Intel Corp.
3.30%, 10/01/2021	30,000	30,855
4.00%, 12/15/2032	81,000	80,127
4.80%, 10/01/2041	33,000	34,411
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	149,253
4.00%, 10/15/2023	115,000	119,938
International Business Machines Corp.
1.25%, 02/06/2017	100,000	100,337
1.63%, 05/15/2020	279,000	267,231
1.88%, 08/01/2022	305,000	280,050
1.95%, 07/22/2016	100,000	102,067
3.38%, 08/01/2023	110,000	111,063
3.63%, 02/12/2024	100,000	102,047
7.00%, 10/30/2025	50,000	66,125
Interpublic Group of Cos., Inc.
3.75%, 02/15/2023	65,000	64,455
4.20%, 04/15/2024	50,000	50,478
Intuit, Inc.
5.75%, 03/15/2017	60,000	66,202
ITC Holdings Corp.
3.65%, 06/15/2024	205,000	204,363
6.05%, 01/31/2018 - 144A	146,000	164,033
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	100,000	109,058
Jefferies Group LLC
6.88%, 04/15/2021	90,000	104,877
8.50%, 07/15/2019	155,000	191,520
John Deere Capital Corp.
0.95%, 06/29/2015	49,000	49,194
1.05%, 10/11/2016	108,000	108,248
1.20%, 10/10/2017	41,000	40,825
1.70%, 01/15/2020	30,000	29,032
John Deere Capital Corp., Series MTN
2.25%, 04/17/2019	33,000	33,268
2.75%, 03/15/2022	25,000	24,704
2.80%, 03/04/2021	160,000	160,815
3.15%, 10/15/2021	20,000	20,498
3.35%, 06/12/2024 (A)	112,000	112,756

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	$ 75,424	$ 81,904
Johnson Controls, Inc.
3.63%, 07/02/2024	23,000	22,807
3.75%, 12/01/2021	36,000	36,987
4.25%, 03/01/2021	40,000	42,780
4.95%, 07/02/2064	7,000	6,830
5.00%, 03/30/2020	60,000	66,287
5.25%, 12/01/2041	75,000	80,820
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	46,852
5.30%, 10/01/2041	60,000	67,720
Kansas Gas & Electric Co.
4.30%, 07/15/2044 - 144A	135,000	136,831
Kerr-McGee Corp.
7.88%, 09/15/2031	130,000	180,032
KeyCorp, Series MTN
2.30%, 12/13/2018	51,000	50,973
5.10%, 03/24/2021	90,000	100,247
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	108,536
Kimco Realty Corp.
3.13%, 06/01/2023	155,000	148,912
3.20%, 05/01/2021	175,000	174,599
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021	85,000	85,288
5.00%, 08/15/2042 - 03/01/2043	290,000	268,912
5.40%, 09/01/2044	105,000	103,251
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 - 144A	205,000	223,194
Kraft Foods Group, Inc.
3.50%, 06/06/2022	21,000	21,257
5.00%, 06/04/2042	115,000	120,227
6.13%, 08/23/2018	65,000	74,564
6.50%, 02/09/2040	100,000	123,846
6.88%, 01/26/2039	49,000	62,624
Kroger Co.
2.20%, 01/15/2017	15,000	15,288
3.40%, 04/15/2022	95,000	95,259
3.85%, 08/01/2023	190,000	193,649
4.00%, 02/01/2024	90,000	92,360
6.15%, 01/15/2020	30,000	34,874
8.00%, 09/15/2029	125,000	165,769
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A	100,000	109,226
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 - 144A	220,000	271,527
Liberty Property, LP
3.38%, 06/15/2023	40,000	38,813
4.40%, 02/15/2024	95,000	99,299
Lincoln National Corp.
4.20%, 03/15/2022	29,000	30,578
4.85%, 06/24/2021	7,000	7,732
8.75%, 07/01/2019	70,000	89,170
Lockheed Martin Corp.
2.13%, 09/15/2016	16,000	16,367
4.07%, 12/15/2042	108,000	102,449
4.85%, 09/15/2041	12,000	13,039
Lowe’s Cos., Inc.
3.13%, 09/15/2024 (A)	50,000	48,794
4.65%, 04/15/2042	43,000	44,730
5.13%, 11/15/2041	13,000	14,578
5.50%, 10/15/2035	50,000	58,423

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	$ 105,000	$ 100,216
4.30%, 02/15/2043	150,000	137,802
5.13%, 01/15/2042	8,000	8,347
5.90%, 12/01/2016	100,000	109,950
6.38%, 03/15/2037	50,000	62,065
6.70%, 07/15/2034	50,000	63,406
7.45%, 07/15/2017	40,000	46,055
Magellan Midstream Partners, LP
4.25%, 02/01/2021	150,000	162,276
5.15%, 10/15/2043	212,000	229,209
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	286,127
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	93,970
4.75%, 09/15/2044	205,000	196,793
Markel Corp.
3.63%, 03/30/2023	100,000	99,401
Marsh & McLennan Cos., Inc.
3.50%, 03/10/2025	93,000	91,457
Martin Marietta Materials, Inc.
1.33%, 06/30/2017 - 144A (C)	230,000	230,991
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	33,000	36,481
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	160,000	162,420
2.10%, 08/02/2018 - 144A	112,000	112,526
2.50%, 10/17/2022 - 144A	100,000	96,189
McKesson Corp.
0.95%, 12/04/2015	16,000	16,019
2.70%, 12/15/2022	201,000	192,004
4.88%, 03/15/2044	110,000	113,267
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	95,927
7.13%, 03/15/2018	60,000	69,856
Merck & Co., Inc.
2.40%, 09/15/2022	41,000	39,123
MetLife, Inc.
4.13%, 08/13/2042 (A)	45,000	42,613
4.72%, 12/15/2044	65,000	66,625
4.75%, 02/08/2021	350,000	386,686
6.40%, 12/15/2066	60,000	66,900
6.75%, 06/01/2016	40,000	43,887
Metropolitan Edison Co.
4.00%, 04/15/2025 - 144A	85,000	85,130
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	355,000	354,441
1.70%, 06/29/2015 - 144A	100,000	100,976
3.65%, 06/14/2018 - 144A	120,000	127,370
3.88%, 04/11/2022 - 144A	300,000	314,715
Microsoft Corp.
0.88%, 11/15/2017	22,000	21,733
2.38%, 05/01/2023	197,000	188,573
3.50%, 11/15/2042	150,000	134,498
3.63%, 12/15/2023	107,000	111,805
4.88%, 12/15/2043	45,000	49,762
MidAmerican Energy Co.
5.95%, 07/15/2017	70,000	78,942
Mississippi Power Co.
4.25%, 03/15/2042	60,000	58,909
Mondelez International, Inc.
4.00%, 02/01/2024	350,000	358,634
Monongahela Power Co.
5.40%, 12/15/2043 - 144A	115,000	131,635
Monsanto Co.
2.75%, 07/15/2021	95,000	94,196
3.38%, 07/15/2024	100,000	99,477
4.20%, 07/15/2034	16,000	16,117
4.70%, 07/15/2064	24,000	23,887

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley
2.50%, 01/24/2019	$ 354,000	$ 354,024
3.75%, 02/25/2023	414,000	413,462
5.45%, 07/15/2019 (C) (H)	375,000	372,187
6.38%, 07/24/2042	25,000	31,213
Morgan Stanley, Series MTN
2.13%, 04/25/2018	115,000	114,988
2.38%, 07/23/2019	855,000	841,481
5.00%, 11/24/2025	218,000	227,987
5.50%, 07/28/2021	120,000	135,157
5.55%, 04/27/2017	220,000	240,868
5.63%, 09/23/2019	470,000	529,067
5.75%, 10/18/2016	100,000	108,761
6.63%, 04/01/2018	100,000	114,522
7.30%, 05/13/2019	470,000	560,597
Mosaic Co.
3.75%, 11/15/2021	136,000	141,094
4.25%, 11/15/2023 (A)	71,000	73,897
4.88%, 11/15/2041	13,000	13,001
5.45%, 11/15/2033	255,000	281,866
MUFG Union Bank NA
2.63%, 09/26/2018	275,000	279,572
Mylan, Inc.
2.60%, 06/24/2018 (A)	155,000	156,445
Nabors Industries, Inc.
4.63%, 09/15/2021	60,000	64,485
5.00%, 09/15/2020	80,000	87,603
6.15%, 02/15/2018	140,000	157,997
National City Corp.
4.90%, 01/15/2015 (A)	60,000	60,791
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,872
National Semiconductor Corp.
3.95%, 04/15/2015	40,000	40,768
6.60%, 06/15/2017	60,000	68,431
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 - 144A	250,000	340,928
9.38%, 08/15/2039 - 144A	80,000	123,163
NBCUniversal Enterprise, Inc.
1.66%, 04/15/2018 - 144A	335,000	333,515
NBCUniversal Media LLC
4.38%, 04/01/2021	220,000	239,657
4.45%, 01/15/2043	45,000	45,112
Nevada Power Co.
5.45%, 05/15/2041	40,000	48,445
6.50%, 08/01/2018	25,000	29,177
6.65%, 04/01/2036	100,000	131,837
7.13%, 03/15/2019	50,000	60,289
New York Life Global Funding
0.80%, 02/12/2016 - 144A	150,000	150,314
1.13%, 03/01/2017 - 144A	186,000	186,005
1.30%, 01/12/2015 - 144A	75,000	75,226
1.65%, 05/15/2017 - 144A	100,000	100,887
2.15%, 06/18/2019 - 144A	255,000	254,453
3.00%, 05/04/2015 - 144A	80,000	81,275
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,121
2.40%, 09/15/2019	106,000	105,323
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 - 144A	346,000	348,036
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	51,271
4.80%, 02/15/2044	45,000	45,782
5.65%, 02/01/2045	114,000	129,587
5.80%, 02/01/2042	202,000	233,823
6.80%, 01/15/2019	80,000	94,085

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	$ 214,000	$ 213,094
Noble Energy, Inc.
5.25%, 11/15/2043	290,000	305,910
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	22,463
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,213
3.85%, 01/15/2024	125,000	129,266
3.95%, 10/01/2042	25,000	23,606
4.80%, 08/15/2043	75,000	80,413
6.00%, 05/23/2111	113,000	135,825
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	39,645
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	110,404
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	181,091	207,567
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	77,296
3.40%, 05/06/2024	165,000	167,597
Nucor Corp.
4.00%, 08/01/2023	70,000	71,698
5.20%, 08/01/2043	175,000	183,696
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,216
2.70%, 02/15/2023	88,000	84,460
Oglethorpe Power Corp.
4.55%, 06/01/2044	130,000	130,012
Ohio Power Co.
6.60%, 03/01/2033	65,000	83,354
Oklahoma Gas & Electric Co.
4.55%, 03/15/2044	135,000	142,135
Omnicom Group, Inc.
3.63%, 05/01/2022	80,000	81,177
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019 - 144A	165,000	163,715
6.80%, 09/01/2018	50,000	58,616
7.00%, 09/01/2022	50,000	63,114
Oracle Corp.
2.38%, 01/15/2019	91,000	92,199
2.50%, 10/15/2022	550,000	525,637
2.80%, 07/08/2021	141,000	139,948
3.63%, 07/15/2023	178,000	182,677
4.30%, 07/08/2034	143,000	144,036
4.50%, 07/08/2044	150,000	151,848
6.13%, 07/08/2039	65,000	80,398
PACCAR Financial Corp., Series MTN
1.60%, 03/15/2017	39,000	39,381
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	42,705
3.25%, 09/15/2021 (A)	11,000	11,188
3.40%, 08/15/2024	410,000	407,007
4.45%, 04/15/2042	17,000	16,989
4.50%, 12/15/2041	48,000	48,722
4.75%, 02/15/2044	115,000	121,414
6.05%, 03/01/2034	100,000	123,261
8.25%, 10/15/2018	45,000	55,318
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	175,000	271,098
PacifiCorp
2.95%, 02/01/2022	555,000	558,349
5.50%, 01/15/2019	50,000	56,669
6.25%, 10/15/2037	20,000	25,964
PECO Energy Co.
2.38%, 09/15/2022	100,000	95,966

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pennsylvania Electric Co.
6.05%, 09/01/2017	$ 40,000	$ 44,763
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 - 144A	26,000	25,853
4.88%, 07/11/2022 - 144A	100,000	107,464
PepsiCo, Inc.
0.44%, 02/26/2016 (C)	91,000	91,181
1.25%, 08/13/2017	86,000	85,750
3.00%, 08/25/2021	17,000	17,308
Pfizer, Inc.
3.00%, 06/15/2023 (A)	190,000	188,444
4.30%, 06/15/2043	95,000	95,713
Philip Morris International, Inc.
4.13%, 03/04/2043	315,000	297,398
5.65%, 05/16/2018	155,000	175,297
Phillips 66
2.95%, 05/01/2017	21,000	21,819
4.30%, 04/01/2022	143,000	151,813
5.88%, 05/01/2042	120,000	142,202
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	275,000	269,893
5.75%, 01/15/2020	400,000	459,456
PNC Bank NA
6.88%, 04/01/2018	250,000	289,580
PNC Financial Services Group, Inc.
4.85%, 06/01/2023 (A) (C) (H)	345,000	326,888
PNC Funding Corp.
2.70%, 09/19/2016	48,000	49,530
5.13%, 02/08/2020	100,000	112,750
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	51,840
6.65%, 03/15/2018	90,000	103,823
PPL Capital Funding, Inc.
3.50%, 12/01/2022	175,000	176,136
4.20%, 06/15/2022	50,000	53,219
4.70%, 06/01/2043	100,000	102,478
6.70%, 03/30/2067 (C)	265,000	268,445
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	42,340
Pricoa Global Funding I
1.60%, 05/29/2018 - 144A	422,000	416,411
Pricoa Global Funding I, Series MTN
2.20%, 05/16/2019 - 144A	150,000	147,996
Principal Financial Group, Inc.
8.88%, 05/15/2019	150,000	190,433
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	58,000	58,248
2.25%, 10/15/2018 - 144A	127,000	127,479
Private Export Funding Corp.
2.80%, 05/15/2022 (A)	400,000	402,124
3.55%, 01/15/2024	1,505,000	1,573,143
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,076
Prologis, LP
4.25%, 08/15/2023	125,000	129,028
6.88%, 03/15/2020	55,000	64,994
Prudential Financial, Inc.
5.20%, 03/15/2044 (C)	245,000	246,684
Prudential Financial, Inc., Series MTN
2.35%, 08/15/2019 (A)	200,000	198,468
5.10%, 08/15/2043	80,000	84,446
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	300,000	407,397

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PSEG Power LLC
4.15%, 09/15/2021	$ 23,000	$ 24,271
4.30%, 11/15/2023 (A)	39,000	40,557
5.13%, 04/15/2020	90,000	99,697
5.32%, 09/15/2016	50,000	54,077
5.50%, 12/01/2015	170,000	178,964
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	41,265
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	122,728
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042	49,000	45,321
Puget Sound Energy, Inc.
6.97%, 06/01/2067 (C)	315,000	330,219
Quest Diagnostics, Inc.
4.75%, 01/30/2020	160,000	172,771
Qwest Corp.
6.75%, 12/01/2021	67,000	76,808
Realty Income Corp.
4.13%, 10/15/2026	195,000	194,392
Republic Services, Inc.
3.55%, 06/01/2022	54,000	54,877
5.25%, 11/15/2021	80,000	90,645
5.50%, 09/15/2019	100,000	113,809
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	23,000	23,613
3.50%, 06/01/2017	121,000	127,024
SABMiller Holdings, Inc.
2.45%, 01/15/2017 - 144A	490,000	500,585
3.75%, 01/15/2022 - 144A	200,000	203,856
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	200,000	200,593
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	32,580
6.00%, 06/01/2026	75,000	93,166
Sempra Energy
2.88%, 10/01/2022	378,000	368,669
3.55%, 06/15/2024	313,000	315,350
4.05%, 12/01/2023	96,000	100,774
9.80%, 02/15/2019	140,000	182,440
SES Global Americas Holdings GP
2.50%, 03/25/2019 - 144A	55,000	54,682
Simon Property Group, LP
2.15%, 09/15/2017	158,000	161,325
3.38%, 10/01/2024	150,000	148,328
4.13%, 12/01/2021	27,000	28,957
4.38%, 03/01/2021	60,000	65,358
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	61,000	61,554
Southern California Edison Co.
3.88%, 06/01/2021	18,000	19,397
3.90%, 12/01/2041	50,000	48,177
4.05%, 03/15/2042	75,000	73,486
Southern Co.
1.95%, 09/01/2016	23,000	23,453
2.15%, 09/01/2019	100,000	98,998
Southern Power Co.
5.15%, 09/15/2041	165,000	180,712
5.25%, 07/15/2043	75,000	83,319
Southwestern Electric Power Co.
6.45%, 01/15/2019	50,000	58,331
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	118,509
8.75%, 12/01/2018	80,000	100,608
Spectra Energy Capital LLC
3.30%, 03/15/2023	89,000	84,829
5.65%, 03/01/2020	190,000	212,263
7.50%, 09/15/2038	30,000	38,389
8.00%, 10/01/2019	100,000	123,715

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Spectra Energy Partners, LP
2.95%, 09/25/2018	$ 71,000	$ 73,189
4.75%, 03/15/2024	130,000	139,434
State Street Corp.
3.10%, 05/15/2023	72,000	69,831
3.70%, 11/20/2023	231,000	238,821
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	98,000	95,458
5.30%, 04/01/2044	120,000	122,436
SunTrust Bank
7.25%, 03/15/2018	100,000	115,541
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,093
3.50%, 01/20/2017	130,000	136,348
Swiss Re Treasury US Corp.
4.25%, 12/06/2042 - 144A	125,000	121,507
Synchrony Financial
3.75%, 08/15/2021	315,000	317,845
4.25%, 08/15/2024	115,000	115,014
Sysco Corp.
3.00%, 10/02/2021 (D)	43,000	43,081
Target Corp.
3.50%, 07/01/2024	77,000	77,074
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	255,000	248,931
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	129,000	122,655
Texas Gas Transmission LLC
4.50%, 02/01/2021 - 144A	155,000	160,534
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	35,985
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	106,000	105,676
4.15%, 02/01/2024	172,000	178,082
Time Warner Cable, Inc.
5.00%, 02/01/2020	125,000	138,906
5.50%, 09/01/2041	144,000	162,098
6.55%, 05/01/2037	100,000	126,150
8.75%, 02/14/2019	105,000	132,175
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	30,000	39,922
Time Warner, Inc.
4.00%, 01/15/2022	400,000	416,197
4.65%, 06/01/2044	95,000	91,962
4.75%, 03/29/2021	300,000	326,908
4.90%, 06/15/2042	175,000	174,878
5.35%, 12/15/2043	30,000	32,307
5.38%, 10/15/2041	17,000	18,059
Toyota Motor Credit Corp., Series MTN
2.00%, 09/15/2016 - 10/24/2018	264,000	266,135
2.05%, 01/12/2017	100,000	102,256
Tyson Foods, Inc.
3.95%, 08/15/2024	340,000	340,595
U.S. Bancorp, Series MTN
3.00%, 03/15/2022	33,000	32,873
4.13%, 05/24/2021	37,000	39,957
UDR, Inc.
3.70%, 10/01/2020	155,000	160,046
Union Carbide Corp.
7.50%, 06/01/2025	40,000	51,098
7.75%, 10/01/2096	40,000	52,530
Union Pacific Corp.
2.95%, 01/15/2023	21,000	20,911
3.75%, 03/15/2024	100,000	104,130
4.15%, 01/15/2045	50,000	49,034
4.16%, 07/15/2022	87,000	94,524
4.30%, 06/15/2042	24,000	24,311

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
United Airlines Pass-Through Trust
4.30%, 02/15/2027	$ 67,000	$ 70,015
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	28,019
United Technologies Corp.
4.50%, 06/01/2042	71,000	74,293
6.13%, 02/01/2019	50,000	58,216
UnitedHealth Group, Inc.
2.75%, 02/15/2023	38,000	36,732
2.88%, 03/15/2023 (A)	150,000	146,438
3.38%, 11/15/2021	37,000	38,197
3.95%, 10/15/2042	70,000	65,122
6.63%, 11/15/2037	100,000	131,128
US Bancorp, Series MTN
2.20%, 04/25/2019	200,000	200,155
Ventas Realty, LP
3.75%, 05/01/2024	88,000	86,552
Ventas Realty, LP / Ventas Capital Corp.
4.25%, 03/01/2022	295,000	307,433
Verizon Communications, Inc.
1.35%, 06/09/2017	156,000	155,207
2.45%, 11/01/2022	340,000	315,570
2.50%, 09/15/2016	225,000	230,916
2.63%, 02/21/2020 - 144A	41,000	40,486
3.45%, 03/15/2021	119,000	120,776
3.85%, 11/01/2042	380,000	331,833
4.50%, 09/15/2020	384,000	415,432
4.86%, 08/21/2046 - 144A	627,000	628,775
5.05%, 03/15/2034	192,000	203,426
5.15%, 09/15/2023	410,000	454,021
6.40%, 09/15/2033	232,000	282,627
6.55%, 09/15/2043	350,000	437,287
Verizon Pennsylvania LLC
8.75%, 08/15/2031	225,000	313,200
Viacom, Inc.
3.13%, 06/15/2022 (A)	50,000	49,048
3.25%, 03/15/2023	44,000	43,019
3.88%, 12/15/2021	40,000	41,442
4.38%, 03/15/2043	145,000	133,502
5.85%, 09/01/2043	90,000	100,005
Virginia Electric and Power Co.
2.75%, 03/15/2023	100,000	97,722
2.95%, 01/15/2022	8,000	8,069
3.45%, 02/15/2024	21,000	21,340
Voya Financial, Inc.
2.90%, 02/15/2018	210,000	216,044
5.50%, 07/15/2022	150,000	169,103
Wachovia Corp., Series MTN
5.75%, 02/01/2018	480,000	541,065
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	116,311
4.00%, 04/11/2043	435,000	423,141
4.30%, 04/22/2044 (A)	65,000	65,385
Walgreen Co.
3.10%, 09/15/2022 (A)	94,000	90,947
Walt Disney Co., Series MTN
0.45%, 12/01/2015	42,000	41,973
Waste Management, Inc.
7.38%, 03/11/2019	60,000	72,414
Weingarten Realty Investors
4.45%, 01/15/2024	80,000	83,490
WellPoint, Inc.
2.30%, 07/15/2018	85,000	85,220
3.13%, 05/15/2022	62,000	61,241
3.30%, 01/15/2023	21,000	20,762
3.50%, 08/15/2024	208,000	202,851

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
WellPoint, Inc. (continued)
4.63%, 05/15/2042	$ 50,000	$ 48,710
4.65%, 08/15/2044	97,000	94,261
5.10%, 01/15/2044	225,000	239,065
Wells Fargo & Co.
2.15%, 01/15/2019	71,000	71,081
2.63%, 12/15/2016	64,000	66,217
3.45%, 02/13/2023	125,000	122,830
4.13%, 08/15/2023	195,000	201,615
5.38%, 11/02/2043	315,000	344,052
5.63%, 12/11/2017	50,000	55,976
7.98%, 03/15/2018 (C) (H)	340,000	372,062
Wells Fargo & Co., Series MTN
3.00%, 01/22/2021	400,000	403,867
3.30%, 09/09/2024	300,000	294,311
4.60%, 04/01/2021	490,000	536,623
Wells Fargo Bank NA, Series MTN
5.60%, 03/15/2016	300,000	320,845
Western Gas Partners, LP
4.00%, 07/01/2022	105,000	107,412
Williams Cos., Inc.
3.70%, 01/15/2023	110,000	103,909
5.75%, 06/24/2044	25,000	24,564
Williams Partners, LP
4.90%, 01/15/2045	250,000	243,840
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,026
3.65%, 12/15/2042	40,000	37,661
4.25%, 12/15/2019	140,000	152,534
Xcel Energy, Inc.
4.70%, 05/15/2020	325,000	360,302
4.80%, 09/15/2041	3,000	3,294
6.50%, 07/01/2036	130,000	169,818
Xerox Corp.
2.95%, 03/15/2017	16,000	16,560
4.50%, 05/15/2021	24,000	25,665
5.63%, 12/15/2019	70,000	79,104
Zoetis, Inc.
1.88%, 02/01/2018	41,000	40,709
4.70%, 02/01/2043	17,000	17,093
Virgin Islands, British - 0.1%
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	200,157
3.00%, 05/09/2023	200,000	185,844
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 - 144A	200,000	205,979
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 - 144A	200,000	195,876

Total Corporate Debt Securities (Cost $167,130,979)		169,213,960

CONVERTIBLE BOND - 0.0% (E)
United States - 0.0% (E)
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	100,000	102,330

Total Convertible Bond (Cost $99,861)		102,330

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (E)
United States - 0.0% (E)
U.S. Treasury Bill
0.02%, 03/12/2015 (I)	10,000	9,999
0.03%, 10/02/2014 (I)	10,000	10,000

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued) (D)
United States (continued)
U.S. Treasury Bill (continued)
0.04%, 01/08/2015 (I)	$ 100,000	$ 99,988
0.08%, 05/28/2015 (I)	110,000	109,942

Total Short-Term U.S. Government Obligations (Cost $229,929)		229,929

	Shares	Value
PREFERRED STOCKS - 0.0% (E)
United States - 0.0% (E)
Goldman Sachs Group, Inc. - Series J, 5.50% (C)	5,000	118,750
State Street Corp. - Series D, 5.90% (C)	6,300	161,595

Total Preferred Stocks (Cost $279,400)		280,345

COMMON STOCKS - 18.7%
Bermuda - 0.1%
Aspen Insurance Holdings, Ltd.	2,685	114,837
Axis Capital Holdings, Ltd.	3,796	179,665
Everest RE Group, Ltd.	2,165	350,752
PartnerRe, Ltd.	2,775	304,945
Canada - 0.0% (E)
Canadian Pacific Railway, Ltd.	1,244	258,092
lululemon athletica, Inc. (A) (J)	2,878	120,905
Ireland - 0.1%
Accenture PLC - Class A (A)	10,749	874,109
Covidien PLC	1,505	130,197
Perrigo Co. PLC	1,748	262,532
Singapore - 0.1%
Avago Technologies, Ltd. - Class A	7,274	632,838
Switzerland - 0.2%
ACE, Ltd.	12,362	1,296,403
TE Connectivity, Ltd.	3,527	195,008
Tyco International, Ltd.	2,684	119,626
United Kingdom - 0.1%
Delphi Automotive PLC - Class A	4,840	296,886
Ensco PLC - Class A (A)	10,106	417,479
United States - 18.1%
Abbott Laboratories	27,804	1,156,368
Actavis PLC (A) (J)	1,277	308,115
Activision Blizzard, Inc.	16,130	335,343
Adobe Systems, Inc. (J)	12,760	882,864
AECOM Technology Corp. (A) (J)	4,700	158,625
AES Corp.	20,965	297,284
Aetna, Inc. (A)	8,195	663,795
Alaska Air Group, Inc. (A)	4,245	184,827
Alcoa, Inc.	41,881	673,865
Alexion Pharmaceuticals, Inc. (J)	1,992	330,313
Allergan, Inc.	2,049	365,111
Alliance Data Systems Corp. (J)	729	180,989
Allstate Corp.	2,545	156,187
Amazon.com, Inc. (J)	1,672	539,120
Amdocs, Ltd.	3,640	167,003
American Capital Agency Corp. - REIT (A)	7,700	163,625
American Express Co.	1,304	114,152
American Tower Corp. - Class A REIT	3,435	321,619
Ameriprise Financial, Inc.	3,150	388,647
Amgen, Inc.	6,773	951,336
Anadarko Petroleum Corp. - Class A	4,725	479,304
Annaly Capital Management, Inc. - REIT (A)	10,100	107,868
Apollo Education Group, Inc. - Class A (A) (J)	10,885	273,758
Apple, Inc.	57,805	5,823,854
Archer-Daniels-Midland Co.	33,571	1,715,478

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AT&T, Inc. (A)	12,173	$ 428,977
AutoZone, Inc. (A) (J)	1,356	691,099
AvalonBay Communities, Inc. - REIT	3,004	423,474
Axiall Corp. (A)	3,956	141,664
Baker Hughes, Inc.	9,390	610,913
Bank of America Corp.	113,252	1,930,947
BB&T Corp.	8,301	308,880
Berkshire Hathaway, Inc. - Class B (J)	9,514	1,314,264
Biogen Idec, Inc. (J)	3,797	1,256,086
Boeing Co.	5,905	752,179
Boston Properties, Inc. - REIT	1,761	203,853
Boston Scientific Corp. (J)	59,053	697,416
Bristol-Myers Squibb Co.	24,601	1,259,079
Broadcom Corp. - Class A	23,089	933,257
Brocade Communications Systems, Inc.	27,055	294,088
Bunge, Ltd. (A)	2,425	204,258
Burger King Worldwide, Inc. (A)	6,110	181,223
CA, Inc.	1,920	53,645
Capital One Financial Corp.	4,990	407,284
CareFusion Corp. - Class A (J)	8,307	375,892
CBRE Group, Inc. - Class A (J)	1,800	53,532
Celgene Corp. (J)	13,302	1,260,764
CenterPoint Energy, Inc.	11,881	290,728
CenturyLink, Inc.	6,080	248,611
Charles Schwab Corp.	30,309	890,782
Charter Communications, Inc. - Class A (J)	1,036	156,819
Cheniere Energy, Inc. (J)	2,227	178,227
Chevron Corp.	17,450	2,082,134
Cisco Systems, Inc.	54,916	1,382,236
Citigroup, Inc.	30,975	1,605,124
Citrix Systems, Inc. (J)	6,628	472,842
CMS Energy Corp.	9,602	284,795
CNO Financial Group, Inc.	9,180	155,693
Coca-Cola Co.	34,862	1,487,213
Coca-Cola Enterprises, Inc.	3,868	171,584
Cognizant Technology Solutions Corp. - Class A (J)	12,135	543,284
Comcast Corp. - Class A (A)	30,966	1,665,351
Computer Sciences Corp.	3,130	191,399
ConocoPhillips	13,650	1,044,498
Constellation Brands, Inc. - Class A (J)	6,198	540,218
Corning, Inc.	8,742	169,070
Costco Wholesale Corp.	5,528	692,769
Crown Holdings, Inc. (J)	6,322	281,455
CSX Corp.	31,170	999,310
CVS Health Corp.	18,248	1,452,358
Danaher Corp.	690	52,426
Deere & Co. (A)	2,408	197,432
Delta Air Lines, Inc.	24,806	896,737
DiamondRock Hospitality Co. - REIT (A)	13,947	176,848
Dillard’s, Inc. - Class A (A)	2,945	320,946
DIRECTV (J)	1,239	107,198
Discover Financial Services	11,925	767,851
DISH Network Corp. - Class A (J)	4,790	309,338
Dollar General Corp. (J)	2,918	178,319
Dollar Tree, Inc. (J)	1,330	74,573
Dominion Resources, Inc.	4,113	284,167
Dow Chemical Co.	5,165	270,853
Dr. Pepper Snapple Group, Inc.	5,434	349,461
Dynegy, Inc. - Class A (A) (J)	10,545	304,329
Eaton Corp. PLC	13,428	850,932
eBay, Inc. (J)	11,389	644,959
Edison International (A)	15,392	860,721
EMC Corp.	4,560	133,426
Emerson Electric Co.	13,368	836,569
Energizer Holdings, Inc.	2,860	352,381
Entergy Corp. - Class B (A)	9,797	757,602

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
EOG Resources, Inc.	5,549	$ 549,462
EQT Corp.	2,480	227,019
Essex Property Trust, Inc. - REIT (A)	324	57,915
Estee Lauder Cos., Inc. - Class A	2,479	185,231
Exelon Corp. (A)	15,189	517,793
Expedia, Inc. (A)	1,423	124,683
Extra Space Storage, Inc. - REIT	1,110	57,243
Exxon Mobil Corp.	24,810	2,333,380
Facebook, Inc. - Class A (J)	11,785	931,486
Fidelity National Information Services, Inc.	3,458	194,685
Fifth Third Bancorp	14,635	292,993
Fluor Corp.	14,402	961,910
Foot Locker, Inc.	3,500	194,775
Fortune Brands Home & Security, Inc.	1,546	63,556
Freeport-McMoRan, Inc.	10,572	345,176
Freescale Semiconductor, Ltd. (A) (J)	8,231	160,751
Frontier Communications Corp. (A)	22,775	148,265
Gap, Inc. - Class A (A)	926	38,605
General Electric Co.	35,673	913,942
General Mills, Inc. (A)	4,198	211,789
General Motors Co.	22,109	706,161
Gilead Sciences, Inc. (J)	9,417	1,002,440
Goldman Sachs Group, Inc.	2,898	531,986
Google, Inc. - Class A (J)	2,573	1,513,979
Google, Inc. - Class C (J)	2,472	1,427,234
Graham Holdings Co. - Class B	300	209,877
H&R Block, Inc.	5,890	182,649
Halliburton Co.	13,381	863,208
Hanesbrands, Inc.	2,265	243,352
Harman International Industries, Inc.	4,614	452,357
Hartford Financial Services Group, Inc.	3,706	138,049
Health Net, Inc. (J)	7,440	343,058
Herbalife, Ltd. (A)	5,175	226,406
Hess Corp.	3,875	365,490
Hewlett-Packard Co.	45,067	1,598,526
Highwoods Properties, Inc. - REIT (A)	3,673	142,880
Home Depot, Inc.	17,125	1,571,047
Honeywell International, Inc.	16,404	1,527,540
Hospitality Properties Trust - REIT	1,580	42,423
Host Hotels & Resorts, Inc. - REIT (A)	7,414	158,141
Humana, Inc. - Class A (A)	6,295	820,176
Huntington Ingalls Industries, Inc.	1,100	114,631
IAC/InterActiveCorp	2,680	176,612
IDEX Corp.	2,180	157,767
Ingredion, Inc. (A)	1,680	127,327
Intercontinental Exchange, Inc.	2,316	451,736
International Business Machines Corp.	2,831	537,409
Invesco, Ltd.	18,166	717,194
Jarden Corp. (J)	3,230	194,155
Johnson & Johnson	30,628	3,264,639
Kellogg Co.	2,258	139,093
KeyCorp	11,360	151,429
Kimberly-Clark Corp.	5,523	594,109
KLA-Tencor Corp. (A)	11,310	891,002
Kohl’s Corp. (A)	1,171	71,466
Kroger Co.	17,536	911,872
L-3 Communications Holdings, Inc.	3,493	415,388
LAM Research Corp.	17,440	1,302,768
Lexmark International, Inc. - Class A (A)	6,875	292,187
Liberty Property Trust - Series C REIT	6,464	214,993
Lincoln National Corp. (A)	3,690	197,710
Lorillard, Inc.	5,790	346,879
Lowe’s Cos., Inc.	25,917	1,371,528
LyondellBasell Industries NV - Class A	3,870	420,514
Macy’s, Inc. (A)	5,440	316,499
Marathon Oil Corp.	18,454	693,686
Marathon Petroleum Corp.	3,570	302,272

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Marsh & McLennan Cos., Inc.	9,602	$ 502,569
Martin Marietta Materials, Inc. (A)	1,421	183,224
Masco Corp.	10,999	263,096
Mastercard, Inc. - Class A	1,555	114,946
McDonald’s Corp.	327	31,003
McKesson Corp.	5,718	1,113,123
Medtronic, Inc. (A)	14,020	868,539
Merck & Co., Inc.	28,175	1,670,214
MetLife, Inc.	20,793	1,117,000
Microsoft Corp.	98,493	4,566,135
Mid-America Apartment Communities, Inc. - REIT (A)	1,739	114,165
Molson Coors Brewing Co. - Class B	3,219	239,622
Mondelez International, Inc. - Class A	32,141	1,101,311
Monsanto Co.	5,843	657,396
Morgan Stanley	27,585	953,613
Mosaic Co.	8,596	381,748
National Oilwell Varco, Inc.	12,025	915,102
Navient Corp.	1,664	29,469
NextEra Energy, Inc.	8,196	769,440
NiSource, Inc. - Class B	12,287	503,521
Norfolk Southern Corp.	530	59,148
Northrop Grumman Corp.	7,280	959,213
NVIDIA Corp. (A)	4,080	75,276
NVR, Inc. (A) (J)	59	66,671
Occidental Petroleum Corp.	7,096	682,280
Omega Healthcare Investors, Inc. - REIT (A)	1,627	55,627
Oracle Corp.	39,009	1,493,265
PACCAR, Inc.	16,594	943,784
Parker-Hannifin Corp.	1,130	128,990
Patterson-UTI Energy, Inc.	11,195	364,173
PepsiCo, Inc.	4,173	388,465
Pfizer, Inc.	56,079	1,658,256
Philip Morris International, Inc.	18,222	1,519,715
Phillips 66	12,584	1,023,205
Pilgrim’s Pride Corp. (A) (J)	12,460	380,778
Pioneer Natural Resources Co.	626	123,303
Pitney Bowes, Inc. (A)	10,265	256,522
PNC Financial Services Group, Inc.	12,519	1,071,376
PPG Industries, Inc.	3,685	724,987
Priceline Group, Inc. (J)	1,136	1,316,147
Procter & Gamble Co.	22,815	1,910,528
Prologis, Inc. - Class A REIT	7,879	297,038
Prudential Financial, Inc.	3,926	345,252
Public Service Enterprise Group, Inc.	3,230	120,285
Public Storage - REIT	429	71,145
PulteGroup, Inc.	22,199	392,034
QEP Resources, Inc.	3,948	121,519
QUALCOMM, Inc.	17,794	1,330,457
Questar Corp. (A)	4,865	108,441
R.R. Donnelley & Sons Co. (A)	7,590	124,931
Ralph Lauren Corp.	515	84,836
Raytheon Co.	6,285	638,682
RLJ Lodging Trust - REIT	6,125	174,379
Ross Stores, Inc.	3,040	229,763
Rovi Corp. (J)	400	7,898
Royal Caribbean Cruises, Ltd. - Class A	6,648	447,344
SanDisk Corp. (A)	3,340	327,153
Schlumberger, Ltd.	15,829	1,609,651
Sealed Air Corp. - Class A (A)	11,119	387,831
Simon Property Group, Inc. - REIT	3,310	544,230
Snap-on, Inc.	403	48,795
Southwest Airlines Co. (A)	8,215	277,421
Spectrum Brands Holdings, Inc. - Class A	700	63,371
SPX Corp. (A)	2,729	256,335
Starbucks Corp.	8,462	638,543
Starz - Class A (A) (J)	1,905	63,017

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
State Street Corp.	6,817	$ 501,799
Stryker Corp.	8,155	658,516
SVB Financial Group (J)	1,089	122,066
Tesoro Corp.	2,575	157,024
Time Warner Cable, Inc.	4,340	622,747
Time Warner, Inc.	20,999	1,579,335
Time, Inc. (A) (J)	2,674	62,652
TJX Cos., Inc.	12,300	727,791
Travelers Cos., Inc. (A)	3,265	306,714
TRW Automotive Holdings Corp. (J)	1,816	183,870
Twenty-First Century Fox, Inc. - Class A	17,395	596,475
Tyson Foods, Inc. - Class A (A)	4,790	188,582
U.S. Bancorp	31	1,297
U.S. Steel Corp. (A)	14,539	569,493
UGI Corp.	9,653	329,054
Union Pacific Corp.	16,059	1,741,117
United Continental Holdings, Inc. (J)	8,283	387,562
United Technologies Corp.	17,343	1,831,421
United Therapeutics Corp. (A) (J)	1,110	142,802
UnitedHealth Group, Inc.	7,801	672,836
Valero Energy Corp.	4,023	186,144
VeriSign, Inc. (A) (J)	5,945	327,688
Verizon Communications, Inc.	45,227	2,260,898
Vertex Pharmaceuticals, Inc. (A) (J)	6,328	710,698
VF Corp.	12,596	831,714
Viacom, Inc. - Class B	10,545	811,332
Visa, Inc. - Class A	9,623	2,053,260
VMware, Inc. - Class A (A) (J)	1,671	156,807
Wal-Mart Stores, Inc.	3,088	236,139
Walt Disney Co.	7,216	642,440
WellPoint, Inc.	8,820	1,055,048
Wells Fargo & Co.	84,361	4,375,805
Wisconsin Energy Corp. (A)	5,130	220,590
WW Grainger, Inc. (A)	1,906	479,645
Xerox Corp.	4,103	54,283
Yahoo! Inc. (A) (J)	9,685	394,664
Yum! Brands, Inc.	2,481	178,582

Total Common Stocks (Cost $141,199,932)		165,108,755

INVESTMENT COMPANIES - 6.5%
United States - 6.5%
JPMorgan Emerging Markets Debt Fund (K)	1,044,013	8,748,831
JPMorgan High Yield Fund (K)	624,016	4,935,969
JPMorgan International Equity Fund (K)	1,414,571	22,067,306
JPMorgan International Opportunities Fund (K)	1,451,733	21,790,508

Total Investment Companies (Cost $53,174,827)		57,542,614

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (I)	27,960,992	27,960,992

Total Securities Lending Collateral (Cost $27,960,992)		27,960,992

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 6.4%

State Street Bank & Trust Co.
0.01% (I), dated 09/30/2014, to be repurchased at $56,559,610 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 07/25/2039 - 09/25/2039, and with a total value of $57,691,761.

$ 56,559,595	$ 56,559,595

Total Repurchase Agreement (Cost $56,559,595)	56,559,595

Total Investments (Cost $887,696,614) (L)	920,375,973
Other Assets and Liabilities, Net - (4.2)%	(37,294,757)

Net Assets - 100.0%	$ 883,081,216

FUTURES CONTRACTS: (M)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	23	12/31/2014	$(947)
5-Year U.S. Treasury Note	Short	(316)	12/31/2014	31,906
10-Year U.S. Treasury Note	Short	(51)	12/19/2014	26,266
10-Year U.S. Treasury Note	Long	110	12/19/2014	10,087
EURO STOXX 50 Index	Long	179	12/19/2014	37,023
FTSE 100 Index	Short	(116)	12/19/2014	372,176
Hang Seng Index	Short	(55)	10/30/2014	180,008
Long U.S. Treasury Bond	Long	49	12/19/2014	(58,854)
Russell 2000 Mini Index	Long	17	12/19/2014	(106,330)
S&P 500 E-Mini Index	Long	297	12/19/2014	(272,916)
S&P TSX 60 Index	Long	30	12/18/2014	(167,135)
TOPIX Index	Long	71	12/11/2014	232,701
U.K. Long Gilt Bond	Long	66	12/29/2014	48,036
Ultra Short U.S. Treasury Bond	Short	(13)	12/19/2014	9,156

				$341,177

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
U.S. Government Agency Obligations	21.3%		$196,545,033
U.S. Government Obligations	16.2		149,190,874
Capital Markets	7.9		72,817,724
Asset-Backed Securities	5.2		47,421,031
Mortgage-Backed Securities	5.1		46,848,180
Banks	3.5		32,539,334
Diversified Financial Services	2.8		26,014,901
Oil, Gas & Consumable Fuels	2.5		22,651,438
Electric Utilities	1.7		15,497,731
Media	1.5		13,869,783
Insurance	1.5		13,765,013
Pharmaceuticals	1.3		11,510,875
Diversified Telecommunication Services	1.1		10,542,018
Energy Equipment & Services	1.1		10,490,884
Technology Hardware, Storage & Peripherals	1.1		9,982,416
Software	1.1		9,858,115
Real Estate Investment Trusts	0.9		8,627,387
Health Care Providers & Services	0.9		7,859,413
Biotechnology	0.8		7,378,885
Aerospace & Defense	0.8		6,930,723
IT Services	0.7		6,061,616
Road & Rail	0.6		5,952,635
Beverages	0.6		5,689,413
Specialty Retail	0.6		5,589,048
Consumer Finance	0.6		5,569,306
Food Products	0.6		5,488,912
Internet Software & Services	0.6		5,488,283
Chemicals	0.6		5,391,878
Metals & Mining	0.6		5,195,662
Food & Staples Retailing	0.6		5,107,314
Multi-Utilities	0.5		4,899,348
Semiconductors & Semiconductor Equipment	0.5		4,487,062
Health Care Equipment & Supplies	0.4		3,886,928
Communications Equipment	0.4		3,450,641
Automobiles	0.3		3,073,821
Household Products	0.3		3,028,925
Tobacco	0.3		2,894,238
Foreign Government Obligations	0.3		2,730,534
Internet & Catalog Retail	0.3		2,708,901
Airlines	0.3		2,566,967
Machinery	0.3		2,368,911
Industrial Conglomerates	0.2		2,082,490
Commercial Services & Supplies	0.2		1,988,605
Wireless Telecommunication Services	0.2		1,755,079
Electrical Equipment	0.2		1,687,501
Multiline Retail	0.2		1,589,181
Hotels, Restaurants & Leisure	0.2		1,476,695
Independent Power and Renewable Electricity Producers	0.2		1,375,657
Gas Utilities	0.1		1,344,039
Textiles, Apparel & Luxury Goods	0.1		1,280,807
Construction & Engineering	0.1		1,201,445
Household Durables	0.1		1,105,217
Trading Companies & Distributors	0.1		747,958
Auto Components	0.1		737,267
Containers & Packaging	0.1		669,286
Diversified Consumer Services	0.1		666,284
Electronic Equipment & Instruments	0.1		654,649
Transportation Infrastructure	0.1		552,963
Municipal Government Obligations	0.1		448,081
Construction Materials	0.0	(E)	438,278
Professional Services	0.0	(E)	432,859
Personal Products	0.0	(E)	411,637
Building Products	0.0	(E)	375,446
Life Sciences Tools & Services	0.0	(E)	283,758
Water Utilities	0.0	(E)	266,623
Real Estate Management & Development	0.0	(E)	53,532
Air Freight & Logistics	0.0	(E)	28,019

Investments, at Value	90.8		835,625,457
Short-Term Investments	9.2		84,750,516

Total Investments	100.0%		$920,375,973

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$149,190,874	$—	$149,190,874
U.S. Government Agency Obligations	—	196,545,033	—	196,545,033
Foreign Government Obligations	—	2,730,534	—	2,730,534
Mortgage-Backed Securities	—	46,848,180	—	46,848,180
Asset-Backed Securities	—	47,421,031	—	47,421,031
Municipal Government Obligations	—	448,081	—	448,081
Preferred Corporate Debt Security	—	193,720	—	193,720
Corporate Debt Securities	—	169,213,960	—	169,213,960
Convertible Bond	—	102,330	—	102,330
Short-Term U.S. Government Obligations	—	229,929	—	229,929
Preferred Stocks	280,345	—	—	280,345
Common Stocks	165,108,755	—	—	165,108,755
Investment Companies	57,542,614	—	—	57,542,614
Securities Lending Collateral	27,960,992	—	—	27,960,992
Repurchase Agreement	—	56,559,595	—	56,559,595

Total Investments	$250,892,706	$669,483,267	$—	$920,375,973

Derivative Financial Instruments
Futures Contracts (O)	$947,359	$—	$—	$947,359

Total Derivative Financial Instruments	$947,359	$—	$—	$947,359

Other Assets (P)
Litigation Receivable	$—	$66,027	$—	$66,027

Total Other Assets	$—	$66,027	$—	$66,027

LIABILITIES
Derivative Financial Instruments
Futures Contracts (O)	$(606,182)	$—	$—	$(606,182)

Total Derivative Financial Instruments	$(606,182)	$—	$—	$(606,182)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Q)	Transfers into Level 3	Transfers out of Level 3 (R)	Ending Balance at September 30, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (Q)
Litigation Receivable	$665,327	$—	$—	$—	$—	$(599,300)	$—	$(66,027)	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $27,360,160. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,616,072.
(C)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $3,550,169, or 0.40% of the Portfolio’s net assets.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $2,132,313 or 0.24% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	Non-income producing security.
(K)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(L)	Aggregate cost for federal income tax purposes is $887,696,614. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $39,236,589 and $6,557,230, respectively. Net unrealized appreciation for tax purposes is $32,679,359.
(M)	Cash in the amount of $65,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(N)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(O)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(P)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(Q)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(R)	Transferred out of Level 3 because of availability of observable inputs.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $86,615,056, or 9.81% of the Portfolio’s net assets.
FTSE 100	A share index of the 100 companies listed on the London Stock Exchange with the highest market capitalization
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
S&P	Standard & Poor’s
STOXX	An index provider owned by Deutsche Börse Group and SIX Group
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
Capital Markets - 93.5%
iShares 20+ Year Treasury Bond ETF (A)	548,461	$ 63,769,561
iShares Core S&P 500 ETF (A)	1,056,479	209,457,527
iShares Core U.S. Aggregate Bond ETF (A)	487,800	53,223,858
iShares MSCI EAFE ETF (A)	515,095	33,027,891
SPDR S&P 500 ETF Trust (A)	264,373	52,086,768
Vanguard Total Bond Market ETF	2,615,084	214,253,832
Growth - Small Cap - 4.9%
Vanguard Small-Cap ETF (A)	296,826	32,837,860

Total Investment Companies (Cost $616,924,117)		658,657,297

	Contracts	Value
PURCHASED OPTIONS - 0.7%
Put Options - 0.7%
S&P 500 Index
Index Value $1,550.00
Expires 12/19/2015	7	30,800
S&P 500 Index
Index Value $1,600.00
Expires 12/19/2015	108	540,000
S&P 500 Index
Index Value $1,625.00
Expires 12/19/2015	41	230,830
S&P 500 Index
Index Value $1,650.00
Expires 12/19/2015	209	1,272,810
S&P 500 Index
Index Value $1,675.00
Expires 12/19/2015	8	52,560
S&P 500 Index
Index Value $1,700.00
Expires 12/19/2015	190	1,311,000
S&P 500 Index
Index Value $1,725.00
Expires 12/19/2015	90	687,600
S&P 500 Index
Index Value $1,750.00
Expires 12/19/2015	47	376,470

Total Purchased Options (Cost $4,685,350)		4,502,070

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	152,632,764	152,632,764

Total Securities Lending Collateral (Cost $152,632,764)		152,632,764

Principal	Value
REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $10,545,982 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $10,758,432.

$ 10,545,979	$ 10,545,979

Total Repurchase Agreement (Cost $10,545,979)	10,545,979

Total Investments (Cost $784,788,210) (C)	826,338,110
Other Assets and Liabilities, Net - (23.5)%	(157,290,118)

Net Assets - 100.0%	$ 669,047,992

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$658,657,297	$—	$—	$658,657,297
Purchased Options	4,502,070	—	—	4,502,070
Securities Lending Collateral	152,632,764	—	—	152,632,764
Repurchase Agreement	—	10,545,979	—	10,545,979

Total Investments	$815,792,131	$10,545,979	$—	$826,338,110

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $149,547,528. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $784,788,210. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $41,923,110 and $373,210, respectively. Net unrealized appreciation for tax purposes is $41,549,900.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

S&P	Standard & Poor’s

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
Capital Markets - 91.5%
iShares 20+ Year Treasury Bond ETF	131,116	$ 15,244,857
iShares Core S&P 500 ETF (A)	590,817	117,135,378
iShares Core U.S. Aggregate Bond ETF	137,057	14,954,289
iShares MSCI EAFE ETF (A)	285,985	18,337,358
SPDR S&P 500 ETF Trust (A)	148,739	29,304,558
Vanguard Total Bond Market ETF	595,108	48,757,199
Growth - Small Cap - 6.9%
Vanguard Small-Cap ETF	164,757	18,227,067

Total Investment Companies (Cost $239,776,948)		261,960,706

	Contracts	Value
PURCHASED OPTIONS - 0.9%
Put Options - 0.9%
S&P 500 Index
Index Value $1,550.00
Expires 12/19/2015	6	26,400
S&P 500 Index
Index Value $1,600.00
Expires 12/19/2015	56	280,000
S&P 500 Index
Index Value $1,625.00
Expires 12/19/2015	23	129,490
S&P 500 Index
Index Value $1,650.00
Expires 12/19/2015	116	706,440
S&P 500 Index
Index Value $1,675.00
Expires 12/19/2015	3	19,710
S&P 500 Index
Index Value $1,700.00
Expires 12/19/2015	110	759,000
S&P 500 Index
Index Value $1,725.00
Expires 12/19/2015	55	420,200
S&P 500 Index
Index Value $1,750.00
Expires 12/19/2015	19	152,190

Total Purchased Options (Cost $2,610,534)		2,493,430

	Shares	Value
SECURITIES LENDING COLLATERAL - 16.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	43,104,524	43,104,524

Total Securities Lending Collateral (Cost $43,104,524)		43,104,524

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co.
0.01% (B), dated 09/30/2014, to be repurchased at $4,082,480 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $4,167,556.

$ 4,082,479	$ 4,082,479

Total Repurchase Agreement (Cost $4,082,479)	4,082,479

Total Investments (Cost $289,574,485) (C)	311,641,139
Other Assets and Liabilities, Net - (17.0)%	(45,368,344)

Net Assets - 100.0%	$ 266,272,795

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$261,960,706	$—	$—	$261,960,706
Purchased Options	2,493,430	—	—	2,493,430
Securities Lending Collateral	43,104,524	—	—	43,104,524
Repurchase Agreement	—	4,082,479	—	4,082,479

Total Investments	$307,558,660	$4,082,479	$—	$311,641,139

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $42,248,886. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $289,574,485. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,204,492 and $137,838, respectively. Net unrealized appreciation for tax purposes is $22,066,654.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

S&P	Standard & Poor’s

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Capital Markets - 72.1%
Madison Core Bond Fund (A)	2,171,610	$ 22,063,558
Madison Covered Call & Equity Income Fund (A)	632,411	6,305,138
Madison High Quality Bond Fund (A)	327,754	3,605,291
Madison International Stock Fund (A)	474,829	6,300,986
Madison Investors Fund (A)	222,042	5,411,156
Madison Large Capital Growth Fund (A)	312,341	7,205,702
Madison Large Capital Value Fund (A)	738,536	13,914,022
Fixed Income - 13.0%
Transamerica Bond (B)	756,928	8,106,703
Transamerica PIMCO Total Return VP (C)	313,290	3,605,963
Inflation-Protected Securities - 2.0%
Transamerica PIMCO Real Return TIPS VP (C)	181,022	1,802,981
U.S. Equity - 12.4%
Transamerica JPMorgan Enhanced Index VP (C)	384,158	6,745,814
Transamerica Systematic Small/Mid Cap Value VP (C)	206,204	4,460,197

Total Investment Companies (Cost $89,027,496)		89,527,511

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2014, to be repurchased at $682,598 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $696,614.	$ 682,598	682,598

Total Repurchase Agreement (Cost $682,598)		682,598

Total Investments (Cost $89,710,094) (E)		90,210,109
Other Assets and Liabilities, Net - (0.3)%		(285,772)

Net Assets - 100.0%		$ 89,924,337

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$89,527,511	$—	$—	$89,527,511
Repurchase Agreement	—	682,598	—	682,598

Total Investments	$89,527,511	$682,598	$—	$90,210,109

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(B)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(D)	Rate shown reflects the yield at September 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $89,710,094. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,283,959 and $783,944, respectively. Net unrealized appreciation for tax purposes is $500,015.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 72.1%
Madison Core Bond Fund (A)	1,741,398	$ 17,692,609
Madison Covered Call & Equity Income Fund (A)	507,108	5,055,867
Madison High Quality Bond Fund (A)	1,116,991	12,286,898
Madison International Stock Fund (A)	190,376	2,526,296
Madison Investors Fund (A)	89,025	2,169,550
Madison Large Capital Growth Fund (A)	156,537	3,611,303
Madison Large Capital Value Fund (A)	458,491	8,637,961
Fixed Income - 20.0%
Transamerica Bond (B)	606,961	6,500,547
Transamerica PIMCO Total Return VP (C)	690,856	7,951,754
Inflation-Protected Securities - 3.0%
Transamerica PIMCO Real Return TIPS VP (C)	217,737	2,168,660
U.S. Equity - 4.5%
Transamerica JPMorgan Enhanced Index VP (C)	102,728	1,803,912
Transamerica Systematic Small/Mid Cap Value VP (C)	66,138	1,430,562

Total Investment Companies (Cost $71,715,842)		71,835,919

Total Investments (Cost $71,715,842) (D)		71,835,919
Other Assets and Liabilities, Net - 0.4%		285,752

Net Assets - 100.0%		$ 72,121,671

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$71,835,919	$—	$—	$71,835,919

Total Investments	$71,835,919	$—	$—	$71,835,919

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(B)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(D)	Aggregate cost for federal income tax purposes is $71,715,842. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $507,465 and $387,388, respectively. Net unrealized appreciation for tax purposes is $120,077.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 26.1%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 1,300,000	$ 1,190,000
4.38%, 05/15/2041	400,000	490,625
U.S. Treasury Note
1.00%, 09/30/2016	2,400,000	2,418,000
1.38%, 11/30/2015 - 12/31/2018	5,800,000	5,775,447
1.63%, 08/15/2022 (A)	1,000,000	949,531
2.00%, 11/15/2021	1,450,000	1,427,457
2.00%, 02/15/2023 (A)	1,250,000	1,212,989
2.38%, 10/31/2014 - 06/30/2018	6,000,000	6,143,907
3.13%, 10/31/2016 - 05/15/2021	6,400,000	6,761,685

Total U.S. Government Obligations (Cost $26,575,979)		26,369,641

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Federal Home Loan Mortgage Corp.
3.00%, 08/01/2027 - 04/01/2043	1,648,954	1,647,891
3.50%, 06/01/2042 - 09/01/2042	1,055,487	1,078,622
4.00%, 09/01/2040 - 10/01/2041	197,803	208,533
4.50%, 11/01/2039	16,173	17,451
Federal National Mortgage Association
2.00%, 06/28/2027 (B)	200,000	197,913
2.46%, 03/25/2023 (C)	341,813	332,846
3.00%, 05/01/2027 - 03/01/2043	1,600,661	1,600,325
3.50%, 08/01/2026 - 10/01/2042	1,110,776	1,148,552
4.00%, 01/01/2041 - 10/01/2041	1,060,756	1,120,741
4.50%, 03/01/2039 - 03/01/2041	45,792	49,474
5.00%, 07/01/2035	14,854	16,425
Government National Mortgage Association
3.50%, 12/15/2042	250,347	259,187
4.00%, 12/15/2039	28,684	30,484
4.50%, 08/15/2040	31,419	34,191

Total U.S. Government Agency Obligations (Cost $7,867,910)		7,742,635

MORTGAGE-BACKED SECURITY - 0.2%
Morgan Stanley Capital I Trust
Series 2005-IQ10, Class A4A
5.23%, 09/15/2042 (C)	186,196	190,727

Total Mortgage-Backed Security (Cost $194,371)		190,727

ASSET-BACKED SECURITIES - 1.6%
Ally Master Owner Trust
Series 2014-4, Class A2
1.43%, 06/17/2019	225,000	224,190
CNH Equipment Trust
Series 2014-A, Class A3
0.84%, 05/15/2019	175,000	174,680
Ford Credit Auto Owner Trust
Series 2014-A, Class A3
0.79%, 05/15/2018	225,000	224,986
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A4
0.90%, 12/16/2019	325,000	325,158
Santander Drive Auto Receivables Trust
Series 2013-3, Class B
1.19%, 05/15/2018	125,000	125,135
Series 2013-5, Class C
2.25%, 06/17/2019	250,000	251,201

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust
Series 2014-A, Class A3
0.80%, 04/20/2017	$ 150,000	$ 149,903
Volvo Financial Equipment LLC
Series 2014-1A, Class A3
0.82%, 04/16/2018 - 144A	125,000	124,658

Total Asset-Backed Securities (Cost $1,604,563)		1,599,911

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
City of Jacksonville (Revenue Bonds)
Series A
5.00%, 10/01/2029	250,000	284,195
Dallas/Fort Worth International Airport (Revenue Bonds)
Series G
5.00%, 11/01/2029	300,000	343,272
District of Columbia Water & Sewer Authority (Revenue Bonds)
Series A, Insurer: ASSURED GTY
5.00%, 10/01/2034	275,000	305,184

Total Municipal Government Obligations (Cost $900,629)		932,651

CORPORATE DEBT SECURITIES - 22.5%
Automobiles - 0.5%
Nissan Motor Acceptance Corp.
2.65%, 09/26/2018 - 144A	450,000	458,230
Banks - 2.5%
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	299,099
Huntington National Bank
2.20%, 04/01/2019	400,000	397,930
KeyCorp, Series MTN
5.10%, 03/24/2021	750,000	835,390
U.S. Bancorp, Series MTN
1.95%, 11/15/2018	500,000	498,976
Wells Fargo & Co., Series MTN
3.50%, 03/08/2022	500,000	511,080
Beverages - 0.5%
Coca-Cola Co.
5.35%, 11/15/2017 (A)	475,000	532,146
Capital Markets - 0.5%
Goldman Sachs Group, Inc.
2.63%, 01/31/2019	500,000	498,714
Consumer Finance - 1.1%
American Express Credit Corp., Series MTN
1.75%, 06/12/2015	450,000	454,033
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	199,161
John Deere Capital Corp., Series MTN
1.40%, 03/15/2017	425,000	428,137
Diversified Financial Services - 0.9%
General Electric Capital Corp.
2.90%, 01/09/2017	500,000	519,302
JPMorgan Chase & Co.
1.80%, 01/25/2018	400,000	399,141

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.5%
AT&T, Inc.
3.00%, 02/15/2022	$ 400,000	$ 396,131
Verizon Communications, Inc.
5.15%, 09/15/2023	1,025,000	1,135,053
Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	196,430
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
5.20%, 09/01/2020	300,000	336,865
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.
5.50%, 03/15/2017	475,000	524,118
CVS Health Corp.
4.13%, 05/15/2021	550,000	588,991
Sysco Corp.
4.35%, 10/02/2034 (D)	150,000	152,180
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	400,000	416,591
Walgreen Co.
5.25%, 01/15/2019	450,000	499,898
Food Products - 0.8%
Kraft Foods Group, Inc.
3.50%, 06/06/2022	750,000	759,169
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.
1.85%, 06/15/2018	425,000	423,231
Stryker Corp.
2.00%, 09/30/2016	300,000	306,124
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.
2.88%, 03/15/2023 (A)	500,000	488,127
Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp., Series MTN
5.35%, 03/01/2018	350,000	391,690
Industrial Conglomerates - 0.5%
Danaher Corp.
3.90%, 06/23/2021	425,000	456,593
Insurance - 0.2%
Marsh & McLennan Cos., Inc., Series MTN
2.55%, 10/15/2018	225,000	228,807
Internet & Catalog Retail - 0.4%
Amazon.com, Inc.
1.20%, 11/29/2017	425,000	420,515
Internet Software & Services - 0.4%
eBay, Inc.
1.35%, 07/15/2017 (A)	425,000	423,222
Machinery - 0.5%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	535,097
Media - 1.4%
Comcast Corp.
5.15%, 03/01/2020	475,000	538,381
Time Warner, Inc.
4.75%, 03/29/2021	500,000	544,847
Walt Disney Co., Series MTN
1.10%, 12/01/2017	300,000	296,731
Metals & Mining - 0.3%
Glencore Funding LLC
3.13%, 04/29/2019 - 144A	260,000	260,156

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.5%
Target Corp.
2.90%, 01/15/2022	$ 500,000	$ 494,870
Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips
5.75%, 02/01/2019	450,000	513,432
Energy Transfer Partners, LP
4.15%, 10/01/2020	200,000	207,684
Marathon Oil Corp.
6.00%, 10/01/2017	375,000	422,131
Plains Exploration & Production Co.
6.75%, 02/01/2022	250,000	276,875
Williams Cos., Inc.
4.55%, 06/24/2024 (A)	250,000	247,318
Pharmaceuticals - 0.6%
AbbVie, Inc.
2.00%, 11/06/2018	425,000	418,443
Pfizer, Inc.
5.35%, 03/15/2015	200,000	204,416
Professional Services - 0.2%
Synchrony Financial
3.75%, 08/15/2021	250,000	252,258
Real Estate Investment Trusts - 1.0%
Health Care REIT, Inc.
4.50%, 01/15/2024	200,000	205,770
Simon Property Group, LP
3.38%, 03/15/2022	750,000	765,769
Road & Rail - 0.4%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	407,759
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
1.95%, 10/01/2016	200,000	204,406
3.30%, 10/01/2021	425,000	437,111
Software - 0.4%
Microsoft Corp.
3.00%, 10/01/2020 (A)	400,000	414,992
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.
2.40%, 05/03/2023	450,000	425,508
EMC Corp.
2.65%, 06/01/2020	425,000	421,942

Total Corporate Debt Securities (Cost $22,704,575)		22,670,970

	Shares	Value
COMMON STOCKS - 38.8%
Aerospace & Defense - 1.5%
Boeing Co.	5,382	685,559
United Technologies Corp.	7,505	792,528
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B	10,848	1,066,250
Banks - 3.4%
BB&T Corp.	16,340	608,012
M&T Bank Corp. (A)	4,570	563,435
U.S. Bancorp	25,286	1,057,713
Wells Fargo & Co.	23,292	1,208,156
Beverages - 2.3%
Coca-Cola Co.	12,121	517,082
Diageo PLC - ADR	5,491	633,661
PepsiCo, Inc.	12,157	1,131,695

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 0.5%
Amgen, Inc.	3,900	$ 547,794
Capital Markets - 0.5%
Northern Trust Corp. (A)	7,458	507,368
Chemicals - 0.7%
Praxair, Inc. (A)	5,300	683,700
Commercial Services & Supplies - 0.4%
Waste Management, Inc. (A)	9,244	439,367
Communications Equipment - 1.1%
QUALCOMM, Inc.	14,290	1,068,463
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	21,800	1,089,782
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	5,000	380,500
Schlumberger, Ltd.	4,400	447,436
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	5,306	405,750
Food Products - 1.4%
General Mills, Inc. (A)	8,300	418,735
Nestle SA - ADR	13,749	1,012,339
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	9,200	660,284
Medtronic, Inc. (A)	16,606	1,028,742
Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	14,307	1,356,447
Household Products - 1.3%
Procter & Gamble Co.	16,010	1,340,677
Industrial Conglomerates - 1.3%
3M Co. (A)	4,296	608,657
General Electric Co.	25,500	653,310
Insurance - 2.1%
MetLife, Inc.	12,200	655,384
Travelers Cos., Inc. (A)	16,001	1,503,134
IT Services - 1.8%
Accenture PLC - Class A (A)	14,000	1,138,480
Automatic Data Processing, Inc.	8,060	669,625
Media - 1.5%
Omnicom Group, Inc. (A)	5,903	406,481
Time Warner, Inc.	14,921	1,122,208
Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	13,059	1,558,200
ConocoPhillips	5,646	432,032
Exxon Mobil Corp.	14,190	1,334,569
Occidental Petroleum Corp.	8,657	832,371
Pharmaceuticals - 4.3%
Johnson & Johnson	13,834	1,474,566
Merck & Co., Inc.	17,211	1,020,268
Novartis AG - ADR	5,107	480,722
Pfizer, Inc.	46,173	1,365,336
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	16,467	573,381
Linear Technology Corp. (A)	11,346	503,649
Microchip Technology, Inc. (A)	10,985	518,822
Software - 1.8%
Microsoft Corp.	29,900	1,386,164
Oracle Corp.	11,840	453,235
Specialty Retail - 0.8%
Home Depot, Inc.	8,500	779,790

Total Common Stocks (Cost $32,775,299)		39,121,859

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (E)	9,732,696	$ 9,732,696

Total Securities Lending Collateral (Cost $9,732,696)		9,732,696

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.01% (E), dated 09/30/2014, to be repurchased at $2,113,629 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $2,158,136.	$ 2,113,628	2,113,628

Total Repurchase Agreement (Cost $2,113,628)		2,113,628

Total Investments (Cost $104,469,650) (F)		110,474,718
Other Assets and Liabilities, Net - (9.5)%		(9,570,830)

Net Assets - 100.0%		$ 100,903,888

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$26,369,641	$—	$26,369,641
U.S. Government Agency Obligations	—	7,742,635	—	7,742,635
Mortgage-Backed Security	—	190,727	—	190,727
Asset-Backed Securities	—	1,599,911	—	1,599,911
Municipal Government Obligations	—	932,651	—	932,651
Corporate Debt Securities	—	22,670,970	—	22,670,970
Common Stocks	39,121,859	—	—	39,121,859
Securities Lending Collateral	9,732,696	—	—	9,732,696
Repurchase Agreement	—	2,113,628	—	2,113,628

Total Investments	$48,854,555	$61,620,163	$—	$110,474,718

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $9,530,014. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(C)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Rate shown reflects the yield at September 30, 2014.
(F)	Aggregate cost for federal income tax purposes is $104,469,650. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $6,626,185 and $621,117, respectively. Net unrealized appreciation for tax purposes is $6,005,068.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $843,044, or 0.84% of the Portfolio’s net assets.
ADR	American Depositary Receipt
ASSURED GTY	Assured Guaranty, Ltd.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 43.0%
U.S. Treasury STRIPS
Zero Coupon, 08/15/2015 - 08/15/2022 (A)	$ 79,460,000	$ 74,187,745
Zero Coupon, 02/15/2016 - 08/15/2034	103,080,000	87,342,417

Total U.S. Government Obligations (Cost $161,491,903)		161,530,162

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.4%
Federal Farm Credit Banks
4.88%, 01/17/2017	2,935,000	3,205,378
Federal Home Loan Bank
1.00%, 06/21/2017 (A)	21,455,000	21,455,150
Federal Home Loan Mortgage Corp.
0.50%, 05/13/2016 (A)	13,550,000	13,557,493
1.00%, 09/29/2017 (A)	12,000,000	11,945,832
Federal National Mortgage Association
0.50%, 03/30/2016 (A)	16,750,000	16,762,814
0.88%, 08/28/2017 (A)	18,035,000	17,913,733
6.25%, 05/15/2029	5,000,000	6,761,405

Total U.S. Government Agency Obligations (Cost $91,675,125)		91,601,805

FOREIGN GOVERNMENT OBLIGATION - 3.1%
International Finance Corp.
0.63%, 12/21/2017 (A)	12,000,000	11,745,552

Total Foreign Government Obligation (Cost $11,831,093)		11,745,552

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.01%, 03/19/2015 (B) (C)	100,000	99,995
0.02%, 12/18/2014 (B) (C)	200,000	199,992
0.05%, 03/19/2015 (B) (C)	600,000	599,873

Total Short-Term U.S. Government Obligations (Cost $899,860)		899,860

	Contracts	Value
PURCHASED OPTIONS - 16.0%
Call Options - 16.0%
OTC - S&P 500 Index - Flexible Exchange Option
Index Value $1,700.00
Expires 08/01/2018
Counterparty: CSFB	300	12,615,454
OTC - S&P 500 Index - Flexible Exchange Option
Index Value $1,800.00
Expires 11/15/2018
Counterparty: CSFB	330	12,346,795
OTC - S&P 500 Index - Flexible Exchange Option
Index Value $2,000.00
Expires 04/05/2019
Counterparty: GSC	1,200	34,987,226

Total Purchased Options (Cost $50,288,704)		59,949,475

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	84,536,802	$ 84,536,802

Total Securities Lending Collateral (Cost $84,536,802)		84,536,802

	Principal	Value
REPURCHASE AGREEMENT - 12.9%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $48,526,718 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 01/01/2033, and with a value of $49,498,588.	$ 48,526,704	48,526,704

Total Repurchase Agreement (Cost $48,526,704)		48,526,704

Total Investments (Cost $449,250,191) (D)		458,790,360
Other Assets and Liabilities, Net - (22.1)%		(82,936,711)

Net Assets - 100.0%		$ 375,853,649

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	162	12/19/2014	$(62,095)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$161,530,162	$—	$161,530,162
U.S. Government Agency Obligations	—	91,601,805	—	91,601,805
Foreign Government Obligation	—	11,745,552	—	11,745,552
Short-Term U.S. Government Obligations	—	899,860	—	899,860
Purchased Options	59,949,475	—	—	59,949,475
Securities Lending Collateral	84,536,802	—	—	84,536,802
Repurchase Agreement	—	48,526,704	—	48,526,704

Total Investments	$144,486,277	$314,304,083	$—	$458,790,360

LIABILITIES
Derivative Financial Instruments
Futures Contracts (F)	$(62,095)	$—	$—	$(62,095)

Total Derivative Financial Instruments	$(62,095)	$—	$—	$(62,095)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $82,799,722. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $799,848.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $449,250,191. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,102,066 and $561,897, respectively. Net unrealized appreciation for tax purposes is $9,540,169.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.
OTC	Over the Counter
S&P	Standard & Poor’s
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 0.4%
Orica, Ltd.	91,976	$ 1,522,009
Brazil - 1.1%
BM&FBovespa SA	160,892	735,525
Itau Unibanco Holding SA - ADR	229,375	3,183,725
Canada - 3.3%
Canadian National Railway Co.	111,833	7,935,670
Loblaw Cos., Ltd.	71,894	3,598,070
Denmark - 0.5%
Carlsberg A/S - Class B	18,448	1,640,226
France - 13.1%
Air Liquide SA - Class A	60,637	7,396,064
Danone SA	112,108	7,504,697
Dassault Systemes	29,442	1,891,317
GDF Suez	187,782	4,710,358
Legrand SA	50,281	2,616,189
LVMH Moet Hennessy Louis Vuitton SA	43,127	7,010,492
Pernod Ricard SA	64,090	7,256,260
Schneider Electric SE	103,569	7,953,423
Germany - 12.8%
Bayer AG	119,770	16,776,459
Beiersdorf AG	66,983	5,595,636
Linde AG	33,875	6,509,865
Merck KGaA	63,075	5,818,074
MTU Aero Engines AG	15,535	1,326,413
ProSiebenSat.1 Media AG	74,857	2,982,995
SAP SE	86,739	6,255,632
Hong Kong - 3.5%
AIA Group, Ltd.	1,200,200	6,205,919
Global Brands Group Holding, Ltd. (A)	8,624,000	1,910,311
Li & Fung, Ltd.	3,856,000	4,379,984
Israel - 0.4%
Check Point Software Technologies, Ltd. - Class A (A) (B)	21,511	1,489,422
Italy - 0.7%
Saipem SpA (A)	116,397	2,475,737
Japan - 12.7%
Denso Corp.	156,200	7,199,371
FANUC Corp.	23,200	4,190,490
Honda Motor Co., Ltd.	237,700	8,235,788
Hoya Corp.	216,500	7,272,268
INPEX Corp.	317,100	4,480,022
Japan Tobacco, Inc.	118,700	3,860,523
Kyocera Corp.	73,600	3,429,857
Shin-Etsu Chemical Co., Ltd.	49,100	3,209,016
Terumo Corp.	131,200	3,144,972
Korea, Republic of - 0.7%
Samsung Electronics Co., Ltd.	2,291	2,570,523
Netherlands - 6.5%
Akzo Nobel NV	81,621	5,592,711
Heineken NV	46,015	3,442,985
ING Groep NV - CVA (A)	552,776	7,896,461
Randstad Holding NV	127,488	5,935,336
Russian Federation - 0.4%
Sberbank of Russia - ADR	184,005	1,457,320
Singapore - 2.2%
DBS Group Holdings, Ltd.	426,000	6,151,070
Singapore Telecommunications, Ltd.	560,700	1,670,189

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.0%
Amadeus IT Holding SA - Class A	97,895	$ 3,662,404
Sweden - 1.2%
Hennes & Mauritz AB - Class B	101,920	4,230,188
Switzerland - 9.8%
Julius Baer Group, Ltd. (A)	84,283	3,782,891
Keuhne & Nagel International AG	15,571	1,966,966
Nestle SA	179,337	13,196,213
Roche Holding AG	17,552	5,204,746
Sonova Holding AG	21,005	3,357,456
UBS AG - Class A (A)	422,338	7,370,013
Taiwan - 2.6%
Hon Hai Precision Industry Co., Ltd.	730,056	2,303,962
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	346,575	6,993,884
Thailand - 0.3%
Kasikornbank PCL	155,900	1,125,076
United Kingdom - 21.3%
Barclays PLC	1,015,472	3,744,356
BG Group PLC	311,882	5,763,926
British Sky Broadcasting Group PLC	30,495	436,034
Compass Group PLC	647,294	10,456,880
Delphi Automotive PLC - Class A	42,437	2,603,086
Diageo PLC	158,162	4,576,818
Hays PLC	628,784	1,185,508
HSBC Holdings PLC	912,857	9,265,518
Prudential PLC	105,672	2,357,228
Reckitt Benckiser Group PLC - Class A	84,455	7,324,912
Rio Tinto PLC	97,078	4,770,915
Rolls-Royce Holdings PLC (A)	192,779	3,014,291
Smiths Group PLC	209,108	4,284,903
Standard Chartered PLC	356,870	6,598,247
WPP PLC - Class A	464,312	9,333,721
United States - 3.4%
NCR Corp. (A) (B)	55,189	1,843,864
Valeant Pharmaceuticals International, Inc. (A)	35,543	4,663,242
Yum! Brands, Inc.	78,865	5,676,703

Total Common Stocks (Cost $306,518,469)		347,513,325

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	3,365,403	3,365,403

Total Securities Lending Collateral (Cost $3,365,403)		3,365,403

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $5,215,945 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $5,324,305.	$ 5,215,944	5,215,944

Total Repurchase Agreement (Cost $5,215,944)		5,215,944

Total Investments (Cost $315,099,816) (D)		356,094,672
Other Assets and Liabilities, Net - (0.3)%		(945,107)

Net Assets - 100.0%		$ 355,149,565

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.1%	$32,462,521
Banks	8.9	31,525,312
Food Products	8.7	31,157,790
Chemicals	6.8	24,229,665
Beverages	4.7	16,916,289
Textiles, Apparel & Luxury Goods	3.7	13,300,787
Electronic Equipment & Instruments	3.7	13,006,087
Media	3.6	12,752,750
Capital Markets	3.1	11,152,904
Electrical Equipment	3.0	10,569,612
Oil, Gas & Consumable Fuels	2.9	10,243,948
Auto Components	2.8	9,802,457
Software	2.7	9,636,371
Semiconductors & Semiconductor Equipment	2.7	9,564,407
Diversified Financial Services	2.4	8,631,986
Insurance	2.4	8,563,147
Automobiles	2.3	8,235,788
Road & Rail	2.2	7,935,670
Household Products	2.1	7,324,912
Professional Services	2.0	7,120,844
Health Care Equipment & Supplies	1.8	6,502,428
Hotels, Restaurants & Leisure	1.6	5,676,703
Personal Products	1.6	5,595,636
Metals & Mining	1.3	4,770,915
Multi-Utilities	1.3	4,710,358
Aerospace & Defense	1.2	4,340,704
Industrial Conglomerates	1.2	4,284,903
Specialty Retail	1.2	4,230,188
Machinery	1.2	4,190,490
Tobacco	1.1	3,860,523
IT Services	1.0	3,662,404
Food & Staples Retailing	1.0	3,598,070
Energy Equipment & Services	0.7	2,475,737
Marine	0.6	1,966,966
Technology Hardware, Storage & Peripherals	0.5	1,843,864
Diversified Telecommunication Services	0.5	1,670,189

Investments, at Value	97.6	347,513,325
Short-Term Investments	2.4	8,581,347

Total Investments	100.0%	$356,094,672

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$40,180,511	$307,332,814	$—	$347,513,325
Securities Lending Collateral	3,365,403	—	—	3,365,403
Repurchase Agreement	—	5,215,944	—	5,215,944

Total Investments	$43,545,914	$312,548,758	$—	$356,094,672

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $3,287,660. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $315,099,816. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $48,990,221 and $7,995,365, respectively. Net unrealized appreciation for tax purposes is $40,994,856.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate-Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	300,469	$ 0

Total Preferred Stock (Cost $1,364,129)		0

COMMON STOCKS - 95.8%
Automobiles - 3.7%
Tesla Motors, Inc. (B) (E)	37,027	8,985,712
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (B)	7,698	1,276,482
Gilead Sciences, Inc. (B)	43,502	4,630,788
Regeneron Pharmaceuticals, Inc. - Class A (B)	3,918	1,412,518
Capital Markets - 1.6%
BlackRock, Inc. - Class A	11,630	3,818,362
Chemicals - 1.9%
Monsanto Co.	41,917	4,716,082
Commercial Services & Supplies - 0.4%
Edenred	45,127	1,113,450
Diversified Financial Services - 3.6%
McGraw-Hill Financial, Inc.	73,231	6,184,358
MSCI, Inc. - Class A (B)	53,749	2,527,278
Electrical Equipment - 0.4%
SolarCity Corp. (B) (E)	16,482	982,327
Food Products - 4.3%
Keurig Green Mountain, Inc.	27,824	3,620,737
Mead Johnson Nutrition Co. - Class A	70,983	6,829,984
Health Care Equipment & Supplies - 4.2%
Intuitive Surgical, Inc. (B)	22,195	10,250,095
Health Care Technology - 1.0%
athenahealth, Inc. (B) (E)	18,636	2,454,175
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	65,508	4,943,234
Insurance - 1.9%
Progressive Corp.	185,111	4,679,606
Internet & Catalog Retail - 13.2%
Amazon.com, Inc. (B)	58,317	18,803,734
JD.com, Inc. - ADR (B) (E)	49,963	1,290,045
Netflix, Inc. (B)	6,958	3,139,310
Priceline Group, Inc. (B)	7,856	9,101,804
Internet Software & Services - 25.0%
Alibaba Group Holding, Ltd. - ADR (B)	38,068	3,382,342
Facebook, Inc. - Class A (B)	260,424	20,583,913
Google, Inc. - Class A (B)	13,324	7,839,975
Google, Inc. - Class C (B)	17,893	10,330,702
LinkedIn Corp. - Class A (B)	36,840	7,654,984
Twitter, Inc. (B)	220,831	11,390,463
IT Services - 4.0%
Mastercard, Inc. - Class A	66,131	4,888,404
Visa, Inc. - Class A	23,477	5,009,287
Life Sciences Tools & Services - 4.9%
Illumina, Inc. (B)	72,946	11,957,308
Media - 1.5%
Naspers, Ltd. - Class N	33,227	3,666,448
Pharmaceuticals - 2.9%
Valeant Pharmaceuticals International, Inc. (B)	54,859	7,197,501

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.0%
Verisk Analytics, Inc. - Class A (B)	40,098	$ 2,441,567
Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC - ADR	53,696	2,345,978
Software - 6.5%
FireEye, Inc. (B) (E)	53,353	1,630,468
salesforce.com, Inc. (B)	136,396	7,846,862
Splunk, Inc. (B)	45,926	2,542,463
Workday, Inc. - Class A (B) (E)	47,600	3,927,000
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	78,228	7,881,471
Textiles, Apparel & Luxury Goods - 4.6%
Christian Dior SA	32,299	5,413,532
Michael Kors Holdings, Ltd. (B)	81,363	5,808,504

Total Common Stocks (Cost $149,552,397)		234,499,253

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.0% (F) (G)
Call Options - 0.0% (G)
OTC - USD vs. CNY (C)
Exercise Price CNY 6.50
Expires 01/07/2015
Counterparty: RBS	CNY 96,320,854	17,241
OTC - USD vs. CNY (C)
Exercise Price CNY 6.62
Expires 06/19/2015
Counterparty: RBS	44,631,457	42,445

Total Purchased Foreign Exchange Options (Cost $366,223)		59,686

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	18,778,769	18,778,769

Total Securities Lending Collateral (Cost $18,778,769)		18,778,769

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2014, to be repurchased at $11,483,360 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $11,714,013.	$ 11,483,357	11,483,357

Total Repurchase Agreement (Cost $11,483,357)		11,483,357

Total Investments (Cost $181,544,875) (I)		264,821,065
Other Assets and Liabilities, Net - (8.2)%		(19,970,456)

Net Assets - 100.0%		$ 244,850,609

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	224,305,823	10,193,430	—	234,499,253
Purchased Foreign Exchange Options	—	59,686	—	59,686
Securities Lending Collateral	18,778,769	—	—	18,778,769
Repurchase Agreement	—	11,483,357	—	11,483,357

Total Investments	$243,084,592	$21,736,473	$0	$264,821,065

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014
Preferred Stock	$0	$—	$—	$—	$—	$—	$—	$—	$0	—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the Portfolio’s net assets.
(B)	Non-income producing security.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $59,686, or 0.02% of the Portfolio’s net assets.
(D)	Restricted security. At September 30, 2014, the Portfolio owned the respective securities which were restricted as to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$1,364,129	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $18,380,242. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Cash in the amount of $260,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate shown reflects the yield at September 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $181,544,875. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $88,949,600 and $5,673,410, respectively. Net unrealized appreciation for tax purposes is $83,276,190.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Level 3 securities were not considered significant to the Portfolio.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	1,032,464	$ 0
Internet Software & Services - 0.1%
Dropbox, Inc., 0.00% (A) (B) (C) (D)	41,951	787,840

Total Convertible Preferred Stocks (Cost $2,960,777)		787,840

PREFERRED STOCKS - 0.3%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	434,671	0
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc., 0.00% (A) (B) (C) (D)	65,743	139,375
Software - 0.3%
Palantir Technologies, Inc. - Series G, 0.00% (A) (B) (C) (D)	423,610	2,541,660

Total Preferred Stocks (Cost $5,433,972)		2,681,035

COMMON STOCKS - 92.2%
Aerospace & Defense - 2.4%
TransDigm Group, Inc.	117,132	21,590,941
Automobiles - 3.8%
Tesla Motors, Inc. (A) (F)	140,199	34,023,493
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (A) (F)	43,983	3,435,072
Intercept Pharmaceuticals, Inc. (A) (F)	5,786	1,369,488
Ironwood Pharmaceuticals, Inc. - Class A (A) (F)	413,248	5,353,628
Pharmacyclics, Inc. (A) (F)	22,471	2,638,770
Seattle Genetics, Inc. (A) (F)	52,115	1,937,636
Commercial Services & Supplies - 1.6%
Edenred	170,967	4,218,387
Stericycle, Inc. (A)	85,019	9,909,814
Communications Equipment - 0.8%
Palo Alto Networks, Inc. (A)	72,775	7,139,227
Diversified Financial Services - 5.2%
McGraw-Hill Financial, Inc.	271,043	22,889,581
MSCI, Inc. - Class A (A)	505,232	23,756,009
Electrical Equipment - 0.4%
SolarCity Corp. (A) (F)	59,630	3,553,948
Food Products - 6.7%
Keurig Green Mountain, Inc. (F)	103,585	13,479,516
McCormick & Co., Inc.	221,082	14,790,386
Mead Johnson Nutrition Co. - Class A	327,192	31,482,414
Health Care Equipment & Supplies - 4.3%
Intuitive Surgical, Inc. (A)	81,946	37,844,302
Health Care Providers & Services - 0.2%
Qualicorp SA (A)	178,244	1,763,689
Health Care Technology - 3.2%
athenahealth, Inc. (A) (F)	213,823	28,158,351
Hotels, Restaurants & Leisure - 4.5%
Dunkin’ Brands Group, Inc.	484,686	21,723,627
Panera Bread Co. - Class A (A) (F)	113,903	18,534,296
Insurance - 3.1%
Arch Capital Group, Ltd. (A)	168,157	9,201,551
Progressive Corp.	714,013	18,050,249

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 3.6%
Ctrip.com International, Ltd. - ADR (A)	155,814	$ 8,844,003
Groupon, Inc. - Class A (A) (F)	725,814	4,848,437
TripAdvisor, Inc. (A)	85,590	7,824,638
zulily, Inc. - Class A (A) (F)	272,894	10,339,954
Internet Software & Services - 13.4%
Dropbox, Inc. (A) (B) (C) (D)	423,376	7,951,001
LinkedIn Corp. - Class A (A)	191,484	39,788,460
MercadoLibre, Inc. (F)	50,549	5,492,149
Pandora Media, Inc. (A)	372,070	8,989,211
Qihoo 360 Technology Co., Ltd. - ADR (A) (F)	102,520	6,917,025
Twitter, Inc. (A)	816,719	42,126,366
Youku Tudou, Inc. - ADR (A) (F)	412,196	7,386,552
IT Services - 5.1%
FleetCor Technologies, Inc. (A)	162,644	23,114,965
Gartner, Inc. (A)	302,701	22,239,443
Life Sciences Tools & Services - 5.2%
Illumina, Inc. (A)	280,210	45,932,023
Machinery - 1.9%
Colfax Corp. (A)	294,508	16,778,121
Oil, Gas & Consumable Fuels - 0.8%
Range Resources Corp.	105,212	7,134,426
Pharmaceuticals - 3.7%
ENDO International PLC (A)	332,410	22,716,899
Zoetis, Inc. - Class A	264,590	9,776,601
Professional Services - 4.8%
IHS, Inc. - Class A (A)	165,078	20,666,115
Verisk Analytics, Inc. - Class A (A)	360,936	21,977,393
Software - 11.3%
FireEye, Inc. (A) (F)	481,687	14,720,355
NetSuite, Inc. (A) (F)	79,340	7,104,103
ServiceNow, Inc. (A)	179,288	10,538,549
Solera Holdings, Inc.	154,439	8,704,182
Splunk, Inc. (A)	450,995	24,967,083
Tableau Software, Inc. - Class A (A)	67,164	4,879,465
Workday, Inc. - Class A (A) (F)	320,664	26,454,780
Zynga, Inc. - Class A (A) (F)	1,134,140	3,062,178
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (A) (F)	80,117	3,715,025
Stratasys, Ltd. (A) (F)	43,570	5,262,385
Textiles, Apparel & Luxury Goods - 3.5%
lululemon athletica, Inc. (A)	161,264	6,774,700
Michael Kors Holdings, Ltd. (A)	300,533	21,455,051
Zalando SE	93,974	2,551,919

Total Common Stocks (Cost $691,039,403)		817,877,932

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.0% (E) (G)
Call Options - 0.0% (E)
OTC - USD vs. CNY (C)
Exercise Price CNY 6.50
Expires 01/07/2015
Counterparty: RBS	CNY 366,787,725	65,655
OTC - USD vs. CNY (C)
Exercise Price CNY 6.62
Expires 06/19/2015
Counterparty: RBS	165,443,025	157,337

Total Purchased Foreign Exchange Options (Cost $1,381,994)		222,992

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	133,999,838	$ 133,999,838

Total Securities Lending Collateral (Cost $133,999,838)		133,999,838

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2014, to be repurchased at $50,342,012 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/25/2039, and with a value of $51,352,419.	$ 50,341,998	50,341,998

Total Repurchase Agreement (Cost $50,341,998)		50,341,998

Total Investments (Cost $885,157,982) (I)		1,005,911,635
Other Assets and Liabilities, Net - (13.4)%		(118,494,380)

Net Assets - 100.0%		$ 887,417,255

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	787,840	787,840
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	139,375	139,375
Software	—	—	2,541,660	2,541,660
Common Stocks
Aerospace & Defense	21,590,941	—	—	21,590,941
Automobiles	34,023,493	—	—	34,023,493
Biotechnology	14,734,594	—	—	14,734,594
Commercial Services & Supplies	9,909,814	4,218,387	—	14,128,201
Communications Equipment	7,139,227	—	—	7,139,227
Diversified Financial Services	46,645,590	—	—	46,645,590
Electrical Equipment	3,553,948	—	—	3,553,948
Food Products	59,752,316	—	—	59,752,316
Health Care Equipment & Supplies	37,844,302	—	—	37,844,302
Health Care Providers & Services	1,763,689	—	—	1,763,689
Health Care Technology	28,158,351	—	—	28,158,351
Hotels, Restaurants & Leisure	40,257,923	—	—	40,257,923
Insurance	27,251,800	—	—	27,251,800
Internet & Catalog Retail	31,857,032	—	—	31,857,032
Internet Software & Services	110,699,763	—	7,951,001	118,650,764
IT Services	45,354,408	—	—	45,354,408
Life Sciences Tools & Services	45,932,023	—	—	45,932,023
Machinery	16,778,121	—	—	16,778,121
Oil, Gas & Consumable Fuels	7,134,426	—	—	7,134,426
Pharmaceuticals	32,493,500	—	—	32,493,500
Professional Services	42,643,508	—	—	42,643,508
Software	100,430,695	—	—	100,430,695
Technology Hardware, Storage & Peripherals	8,977,410	—	—	8,977,410
Textiles, Apparel & Luxury Goods	28,229,751	2,551,919	—	30,781,670
Purchased Foreign Exchange Options	—	222,992	—	222,992
Securities Lending Collateral	133,999,838	—	—	133,999,838
Repurchase Agreement	—	50,341,998	—	50,341,998

Total Investments	$937,156,463	$57,335,296	$11,419,876	$1,005,911,635

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (K)
Common Stocks	$5,817,186	$—	$—	$—	$—	$2,133,815	$—	$—	$7,951,001	$2,133,815
Convertible Preferred Stocks	576,407	—	—	—	—	211,433	—	—	787,840	211,433
Preferred Stocks	1,566,420	—	—	—	—	1,114,615	—	—	2,681,035	1,114,615

Total	$7,960,013	$—	$—	$—	$—	$3,459,863	$—	$—	$11,419,876	$3,459,863

QUANTITATIVE INFORMATION ABOUT SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments	Value at September 30, 2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$ 7,951,001	Market Transaction Method	Precedent Transaction of Preferred Stock	$ 19.1012	$ 19.1012	$ 19.1012	Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.9x	18.8x	14.1x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
Convertible Preferred Stocks	$ 787,840	Market Transaction Method	Precedent Transaction of Preferred Stock	$ 19.1012	$ 19.1012	$ 19.1012	Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.9x	18.8x	14.1x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
Preferred Stocks	$ 2,681,035	Merger & Acquisition Transaction	Sale / Merger Scenario	$ 2.12	$ 2.12	$ 2.12	Increase
		Market Transaction Method	Precedent Transaction of Preferred Stock	$ 6.13	$ 6.13	$ 6.13	Increase
		Market Comparable Companies	Enterprise Value / Revenue	10.2x	13.1x	11.2x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $11,419,876, or 1.29% of the Portfolio’s net assets.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $11,642,868, or 1.31% of the Portfolio’s net assets.
(D)	Restricted security. At September 30, 2014, the Portfolio owned the respective securities which were restricted as to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$2,581,158	$0	0.00%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	379,619	787,840	0.09
Preferred Stocks	Better Place - Series C	11/11/2011	1,973,406	0	0.00
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	139,375	0.01
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,296,247	2,541,660	0.29
Common Stocks	Dropbox, Inc.	05/01/2012	3,831,172	7,951,001	0.90

			$12,225,921	$11,419,876	1.29%

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $131,004,765. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Cash in the amount of $260,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(H)	Rate shown reflects the yield at September 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $885,157,982. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $181,718,688 and $60,965,035, respectively. Net unrealized appreciation for tax purposes is $120,753,653.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Total aggregate fair value of Level 3 securities is 1.29% of the Portfolio’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table above.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 540,000	$ 494,775
2.75%, 11/15/2042	25,000	22,871
3.63%, 02/15/2044 (A)	8,014,500	8,660,669
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	1,300,679	1,587,540
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	536,739	519,295
0.63%, 01/15/2024	4,584,739	4,607,663
U.S. Treasury Note
0.38%, 03/31/2016	1,015,000	1,015,238
0.50%, 09/30/2016	8,929,100	8,914,447
0.88%, 04/15/2017 - 04/30/2017	5,701,600	5,699,566
1.00%, 09/15/2017 - 11/30/2019	3,045,000	2,924,948
1.25%, 11/30/2018	4,981,700	4,913,202
1.63%, 03/31/2019 - 11/15/2022	5,915,100	5,889,696
1.75%, 09/30/2019	4,000,000	3,994,688
2.50%, 05/15/2024	5,172,400	5,175,633

Total U.S. Government Obligations (Cost $54,155,710)		54,420,231

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.2%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 02/01/2024	212,679	225,646
5.50%, 09/01/2018 - 06/01/2041	813,295	890,514
6.00%, 12/01/2037	205,322	235,846
Federal National Mortgage Association
2.04%, 02/01/2043 (B)	465,163	477,264
3.33%, 10/25/2023 (B)	245,000	251,768
3.36%, 06/01/2041 (B)	124,025	130,303
3.50%, 07/01/2028 - 01/01/2029	1,104,603	1,169,273
3.51%, 09/01/2041 (B)	143,646	151,746
4.50%, 02/01/2025 - 06/01/2026	1,072,057	1,144,559
5.00%, 05/01/2018	86,956	91,821
5.50%, 04/01/2037 - 04/01/2041	1,092,740	1,220,157
6.00%, 08/01/2036 - 06/01/2041	1,490,566	1,691,508
6.50%, 05/01/2040	508,473	575,561
Federal National Mortgage Association, TBA
3.50%	14,356,000	14,778,319
4.00%	6,454,000	6,801,306
4.50%	4,145,000	4,472,066
5.00%	3,292,000	3,632,207
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (B)	160,000	159,271
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (B)	205,000	207,716
Government National Mortgage Association, IO
0.99%, 02/16/2053 (B)	1,231,341	95,131

Total U.S. Government Agency Obligations (Cost $38,220,919)		38,401,982

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazilian Government International Bond
4.25%, 01/07/2025	430,000	425,700
Colombia Government International Bond
4.00%, 02/26/2024	305,000	308,507
Indonesia Government International Bond, Series MTN
5.38%, 10/17/2023 - 144A (A)	400,000	427,000
Mexico Government International Bond
4.00%, 10/02/2023 (A)	800,000	826,800

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peruvian Government International Bond
7.35%, 07/21/2025	$ 160,000	$ 208,400
Turkey Government International Bond
5.75%, 03/22/2024 (A)	520,000	552,084

Total Foreign Government Obligations (Cost $2,675,823)		2,748,491

MORTGAGE-BACKED SECURITIES - 4.7%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.79%, 06/10/2049 (B)	394,704	426,692
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	590,000	570,974
Series 2012-TFT, Class C
3.58%, 06/05/2030 - 144A (B)	610,000	578,819
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.73%, 11/05/2036 - 144A (B)	3,935,000	213,548
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.68%, 08/26/2035 - 144A (B)	263,623	260,647
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	58,991	59,084
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (B)	312,620	333,219
Series 2009-RR6, Class 2A1
2.54%, 08/26/2035 - 144A (B)	235,124	234,680
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	329,067	337,700
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	428,242	459,179
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	322,280	346,651
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	473,822	519,810
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	185,000	190,322
Series 2014-GC19, Class A4
4.02%, 03/10/2047	285,000	298,542
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	120,000	127,026
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	90,000	97,722
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	170,000	167,265
Series 2014-CR14, Class B
4.76%, 02/10/2047 (B)	195,000	207,446
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	205,000	214,044
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	490,000	482,103
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	150,000	163,767

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.42%, 04/15/2022 - 144A (B)	$ 167,242	$ 165,896
Series 2009-11R, Class 5A1
4.40%, 08/26/2036 - 144A (B)	1,271,385	1,287,468
CSMC Trust
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	157,854	162,342
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	68,166	69,156
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	599,256	615,528
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (B)	635,000	682,240
Series 2013-8R, Class 3A1
0.31%, 03/27/2036 - 144A (B)	971,685	948,256
Series 2014-4R, Class 21A1
0.46%, 12/27/2035 - 144A (B)	1,290,000	1,225,131
DBRR Trust
Series 2011-C32, Class A3A
5.93%, 06/17/2049 - 144A (B)	150,000	163,014
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (B)	219,828	220,961
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2
0.30%, 12/25/2036 (B)	241,690	208,623
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	215,000	216,881
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (B)	440,000	413,522
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.82%, 11/05/2030 - 144A (B)	20,000,000	77,400
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.60%, 12/26/2037 - 144A (B)	206,276	205,874
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	127,130	135,453
Series 2009-R7, Class 12A1
2.61%, 08/26/2036 - 144A (B)	97,858	96,753
Series 2009-R7, Class 1A1
2.37%, 02/26/2036 - 144A (B)	395,424	389,810
Series 2009-R7, Class 4A1
2.39%, 09/26/2034 - 144A (B)	222,567	218,918
Series 2009-R9, Class 1A1
2.24%, 08/26/2046 - 144A (B)	179,410	181,309
Series 2010-R3, Class 1A1
2.79%, 03/21/2036 - 144A (B)	106,295	106,678
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.62%, 12/12/2044 (B)	70,000	73,489
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	637,170	686,700
Series 2007-CB20, Class AM
6.08%, 02/12/2051 (B)	460,000	510,756
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	576,500	634,211
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	491,076	532,435
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (B)	292,837	309,721
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420,000	477,330

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.83%, 01/27/2047 - 144A (B)	$ 89,997	$ 90,721
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	170,090	169,661
Series 2014-2, Class 6A1
2.90%, 05/26/2037 - 144A (B)	1,362,903	1,362,095
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (B)	685,000	686,853
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	165,000	167,945
Series 2007-C7, Class AM
6.37%, 09/15/2045 (B)	145,000	163,044
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (B)	400,000	413,759
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (B)	180,291	192,907
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.77%, 04/12/2049 (B)	164,511	166,738
Series 2007-HQ12, Class AM
5.77%, 04/12/2049 (B)	570,000	612,032
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	617,414	665,231
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	140,000	150,760
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	166,136	180,481
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (B)	195,000	210,781
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	140,000	138,880
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	171,478	172,121
Series 2014-R3, Class 2A
3.00%, 07/26/2048 - 144A (B)	1,702,405	1,500,327
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	385,000	384,793
Series 2012-MTL6, Class C
3.14%, 10/05/2025 - 144A	768,000	766,491
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 - 144A (B)	1,134,945	1,170,240
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 - 144A (B)	470,536	483,095
SCG Trust
Series 2013-SRP1, Class A
1.55%, 11/15/2026 - 144A (B)	295,000	295,857
Series 2013-SRP1, Class AJ
2.10%, 11/15/2026 - 144A (B)	190,000	190,589
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	278,332	275,549
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.41%, 07/15/2042 (B)	430,000	441,601
Series 2006-WL7A, Class H
0.55%, 09/15/2021 - 144A (B)	240,000	232,992

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	$ 133,749	$ 133,809

Total Mortgage-Backed Securities (Cost $28,890,498)		28,724,447

ASSET-BACKED SECURITIES - 4.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	752,585	850,491
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	230,000	234,990
Series 2012-2, Class C
2.64%, 10/10/2017	160,000	162,981
Series 2012-3, Class C
2.42%, 05/08/2018	160,000	162,744
Series 2012-5, Class C
1.69%, 11/08/2018	310,000	311,579
Series 2013-4, Class D
3.31%, 10/08/2019	115,000	117,423
Series 2013-5, Class C
2.29%, 11/08/2019	50,000	50,070
Series 2014-1, Class B
1.68%, 07/08/2019	183,000	182,077
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	80,000	79,870
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	80,000	79,802
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	80,000	79,742
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	95,000	94,438
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	120,000	119,331
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	150,267	150,872
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	250,362
Series 2013-2A, Class A
1.50%, 04/15/2021 - 144A	250,000	251,135
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	204,948	208,351
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	170,000	171,802
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	103,008
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	104,185
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	525,000	525,262
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	450,000	453,105
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	610,000	610,488
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.41%, 03/20/2036 (B)	1,000,000	964,743

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	$ 125,000	$ 128,320
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/20/2031 - 144A	730,000	729,793
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.88%, 11/25/2024 (B)	265,000	277,800
Series 2014-2A, Class A3
1.00%, 07/27/2037 - 144A (B)	215,000	213,986
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	109,729	109,924
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	130,000	130,169
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	250,508	250,533
Santander Drive Auto Receivables Trust
Series 2012-2, Class C
3.20%, 02/15/2018	625,000	635,740
Series 2012-4, Class C
2.94%, 12/15/2017	200,000	204,057
Series 2012-5, Class C
2.70%, 08/15/2018	170,000	173,642
Series 2012-6, Class C
1.94%, 03/15/2018	225,000	226,717
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	1,025,000	1,032,315
Series 2013-2, Class B
1.33%, 03/15/2018	490,000	492,115
Series 2013-3, Class B
1.19%, 05/15/2018	460,000	460,496
Series 2013-4, Class B
2.16%, 01/15/2020	270,000	274,058
Series 2013-4, Class C
3.25%, 01/15/2020	230,000	237,957
Series 2013-5, Class B
1.55%, 10/15/2018	690,000	690,756
Series 2013-5, Class C
2.25%, 06/17/2019	330,000	331,586
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	365,000	369,445
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	140,000	143,394
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	90,000	93,858
Series 2014-1, Class B
1.59%, 10/15/2018	750,000	751,495
Series 2014-1, Class C
2.36%, 04/15/2020	330,000	331,761
Scholar Funding Trust
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (B)	615,930	613,431
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 - 144A	329,824	329,204
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (B)	259,722	256,292
Series 2004-B, Class A2
0.43%, 06/15/2021 (B)	359,396	357,432
Series 2005-B, Class A2
0.41%, 03/15/2023 (B)	501,949	497,328

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.65%, 01/15/2043 - 144A (B)	$ 295,000	$ 314,393
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	104,628
Series 2011-B, Class A3
2.40%, 06/16/2042 - 144A (B)	115,000	122,846
Series 2011-C, Class A2A
3.40%, 10/17/2044 - 144A (B)	200,000	214,517
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	280,000	298,012
Series 2012-A, Class A1
1.55%, 08/15/2025 - 144A (B)	80,030	81,011
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150,000	156,464
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	550,000	572,929
Series 2012-C, Class A1
1.25%, 08/15/2023 - 144A (B)	330,147	332,404
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	555,000	576,999
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	760,000	783,685
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (B)	170,760	171,417
Series 2012-E, Class A2B
1.90%, 06/15/2045 - 144A (B)	700,000	722,795
Series 2013-A, Class A1
0.75%, 08/15/2022 - 144A (B)	115,248	115,449
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	930,000	916,136
Series 2013-A, Class A2B
1.20%, 05/17/2027 - 144A (B)	620,000	625,821
Series 2013-A, Class B
2.50%, 03/15/2047 - 144A	105,000	100,476
Series 2013-B, Class A1
0.80%, 07/15/2022 - 144A (B)	535,819	536,587
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	1,375,000	1,338,839
Series 2013-B, Class B
3.00%, 05/16/2044 - 144A	100,000	96,863
Series 2013-C, Class A1
1.00%, 02/15/2022 - 144A (B)	406,534	408,467
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	395,000	403,412
Series 2013-C, Class A2B
1.55%, 10/15/2031 - 144A (B)	205,000	209,675
Series 2014-A, Class A1
0.75%, 07/15/2022 - 144A (B)	222,315	222,482
SLM Student Loan Trust
Series 2005-2, Class A5
0.32%, 04/27/2020 (B)	96,058	95,689
Series 2008-5, Class A4
1.93%, 07/25/2023 (B)	225,000	234,750
Series 2013-6, Class A3
0.80%, 06/26/2028 (B)	540,000	538,385
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 - 144A	650,000	650,074
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	609,404	614,730
Series 2014-AA, Class A
2.70%, 05/25/2023 - 144A (C)	510,000	509,949

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	$ 230,000	$ 238,547
Series 2012-C, Class A
2.23%, 08/15/2022	460,000	460,106
Series 2012-D, Class A
2.15%, 04/17/2023	595,000	587,376

Total Asset-Backed Securities (Cost $29,880,102)		30,018,368

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	55,000	74,556
Metropolitan Transportation Authority (Revenue Bonds)
Series E
6.81%, 11/15/2040	60,000	81,413
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	50,000	62,670
New Jersey State Turnpike Authority (Revenue Bonds)
Series F
7.41%, 01/01/2040	71,000	101,724
New York City Water & Sewer System (Revenue Bonds)
5.88%, 06/15/2044	55,000	70,186
New York State Dormitory Authority (Revenue Bonds)
Series H
5.39%, 03/15/2040	55,000	64,749
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	95,000	104,106
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	260,000	384,582
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	250,000	242,610
University of California (Revenue Bonds)
Series AD
4.86%, 05/15/2112	50,000	48,234

Total Municipal Government Obligations (Cost $1,178,777)		1,234,830

PREFERRED CORPORATE DEBT SECURITIES - 0.4%
Insurance - 0.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	1,545,000	1,653,150
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	580,000	593,775

Total Preferred Corporate Debt Securities (Cost $2,282,515)		2,246,925

CORPORATE DEBT SECURITIES - 13.2%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	317,451
5.10%, 01/15/2044	215,000	230,586
Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	745,000	747,794
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,265,000	1,280,812
United Continental Holdings, Inc.
6.00%, 07/15/2028	120,000	110,400

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.0% (D)
General Motors Co.
4.88%, 10/02/2023	$ 135,000	$ 142,763
6.25%, 10/02/2043	80,000	93,600
Banks - 2.1%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,610,000	2,189,313
BPCE SA
4.00%, 04/15/2024	250,000	251,900
5.15%, 07/21/2024 - 144A (A)	205,000	211,255
Branch Banking & Trust Co.
3.80%, 10/30/2026	455,000	452,897
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019	265,000	266,097
11.00%, 06/30/2019 - 144A (B) (E)	1,655,000	2,188,737
Credit Agricole SA
2.50%, 04/15/2019 - 144A (A)	544,000	542,889
Export-Import Bank of Korea
4.00%, 01/11/2017	665,000	700,877
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A	690,000	710,700
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	202,361
5.25%, 03/14/2044	201,000	213,393
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A	765,000	745,367
Korea Development Bank
3.50%, 08/22/2017	200,000	209,740
Macquarie Bank, Ltd.
1.65%, 03/24/2017 - 144A	365,000	364,966
Nordea Bank AB
4.25%, 09/21/2022 - 144A	1,930,000	1,984,140
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	318,000	318,163
6.00%, 12/19/2023	275,000	288,293
Societe Generale SA
5.00%, 01/17/2024 - 144A (A)	275,000	276,853
Wells Fargo & Co.
2.15%, 01/15/2019	134,000	134,152
4.13%, 08/15/2023	130,000	134,410
5.38%, 11/02/2043	280,000	305,824
5.90%, 06/15/2024 (A) (B) (E)	178,000	181,338
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	205,000	203,922
3.70%, 02/01/2024 (A)	285,000	286,606
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	155,000	163,598
5.65%, 06/15/2042	125,000	141,982
Capital Markets - 1.0%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	205,000	203,932
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	275,000	277,855
2.90%, 07/19/2018	365,000	373,871
3.63%, 02/07/2016 - 01/22/2023	479,000	482,419
5.75%, 01/24/2022	84,000	95,523
6.25%, 02/01/2041	75,000	90,842
6.75%, 10/01/2037	80,000	95,503

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (B)	$ 195,000	$ 202,534
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A (A)	1,230,000	1,391,179
Morgan Stanley
3.45%, 11/02/2015	574,000	590,250
3.80%, 04/29/2016	150,000	156,288
Morgan Stanley, Series MTN
5.00%, 11/24/2025	275,000	287,598
5.45%, 01/09/2017	550,000	597,403
UBS AG
7.63%, 08/17/2022	935,000	1,086,242
Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,064,000	1,174,546
Monsanto Co.
4.40%, 07/15/2044	480,000	475,696
Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 - 144A	720,000	721,305
Communications Equipment - 0.0% (D)
Cisco Systems, Inc.
2.13%, 03/01/2019	225,000	224,887
Construction & Engineering - 0.0% (D)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A	190,740	197,893
Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A	915,000	928,010
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	323,000	324,609
Diversified Financial Services - 1.2%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	610,000	612,631
Bank of America Corp.
2.60%, 01/15/2019	240,000	239,533
2.65%, 04/01/2019	969,000	966,030
4.10%, 07/24/2023	202,000	206,221
5.75%, 12/01/2017	320,000	356,064
Citigroup, Inc.
2.50%, 09/26/2018	227,000	228,476
2.55%, 04/08/2019 (A)	415,000	414,685
3.38%, 03/01/2023	591,000	581,926
4.45%, 01/10/2017	111,000	118,267
4.95%, 11/07/2043	75,000	79,381
6.68%, 09/13/2043	75,000	91,923
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	205,000	214,828
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (E)	500,000	578,750
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	80,000	107,671
JPMorgan Chase & Co.
3.20%, 01/25/2023	42,000	41,000
3.25%, 09/23/2022	142,000	139,764
4.75%, 03/01/2015	340,000	346,113
4.85%, 02/01/2044	75,000	78,567
6.75%, 02/01/2024 (B) (E)	66,000	69,333
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	560,000	558,780

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
MassMutual Global Funding II
2.35%, 04/09/2019 - 144A	$ 230,000	$ 230,216
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	705,000	839,109
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.30%, 03/11/2019 (A)	400,000	401,229
4.35%, 06/15/2045	155,000	142,468
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	220,000	231,000
Level 3 Financing, Inc.
8.13%, 07/01/2019	525,000	559,125
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	167,125
Verizon Communications, Inc.
2.63%, 02/21/2020 - 144A	523,000	516,439
3.45%, 03/15/2021	185,000	187,761
3.85%, 11/01/2042	747,000	652,315
4.50%, 09/15/2020	185,000	200,143
6.55%, 09/15/2043	493,000	615,950
Electric Utilities - 0.6%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	270,000	285,793
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	130,009
8.88%, 11/15/2018	65,000	81,241
Commonwealth Edison Co.
4.70%, 01/15/2044	175,000	191,715
Duke Energy Carolinas LLC
4.25%, 12/15/2041	183,000	185,533
Duke Energy Corp.
3.75%, 04/15/2024	46,000	47,159
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	274,477
Georgia Power Co.
3.00%, 04/15/2016	428,000	442,606
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	152,472
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	530,000	587,526
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	55,000	59,003
5.30%, 06/01/2042 (A)	75,000	88,360
Pacific Gas & Electric Co.
4.75%, 02/15/2044	79,000	83,406
PacifiCorp
3.60%, 04/01/2024 (A)	555,000	569,946
5.75%, 04/01/2037	150,000	186,286
Progress Energy, Inc.
4.88%, 12/01/2019	27,000	30,077
Energy Equipment & Services - 0.3%
Nabors Industries, Inc.
4.63%, 09/15/2021	185,000	198,827
Schlumberger Investment SA
3.65%, 12/01/2023	132,000	136,597
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (A)	160,000	162,481
4.63%, 03/01/2034	145,000	148,762
Transocean, Inc.
6.00%, 03/15/2018	856,000	923,000
6.80%, 03/15/2038	140,000	136,332
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	166,488
Food & Staples Retailing - 0.2%
CVS Health Corp.
5.30%, 12/05/2043	54,000	60,502

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Sysco Corp.
2.35%, 10/02/2019 (C)	$ 770,000	$ 770,016
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	185,793
4.30%, 04/22/2044 (A)	155,000	155,917
Food Products - 0.0% (D)
Mondelez International, Inc.
2.25%, 02/01/2019	255,000	253,143
Health Care Equipment & Supplies - 0.0% (D)
Boston Scientific Corp.
2.65%, 10/01/2018	251,000	253,456
Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044	58,000	58,971
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	254,812
HCA, Inc.
7.25%, 09/15/2020	175,000	183,750
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	223,125
UnitedHealth Group, Inc.
3.38%, 11/15/2021	78,000	80,524
WellPoint, Inc.
1.88%, 01/15/2018	306,000	305,665
2.30%, 07/15/2018	853,000	855,207
3.30%, 01/15/2023 (A)	100,000	98,868
Hotels, Restaurants & Leisure - 0.0% (D)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	16,000	16,240
4.88%, 11/01/2020	25,000	25,492
Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.50%, 03/11/2044	152,000	157,585
Insurance - 1.5%
American International Group, Inc.
4.13%, 02/15/2024	221,000	229,563
8.18%, 05/15/2068 (B)	72,000	97,020
8.25%, 08/15/2018 (A)	1,585,000	1,936,006
Genworth Holdings, Inc.
7.63%, 09/24/2021	185,000	224,447
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,545,000	1,772,586
Lincoln National Corp.
8.75%, 07/01/2019	810,000	1,031,823
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	825,000	823,701
3.88%, 04/11/2022 - 144A	750,000	786,788
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	915,000	1,417,456
Principal Financial Group, Inc.
8.88%, 05/15/2019	445,000	564,951
Prudential Financial, Inc., Series MTN
5.38%, 06/21/2020	294,000	332,762
7.38%, 06/15/2019	250,000	304,466
IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	370,000	377,574
MasterCard, Inc.
2.00%, 04/01/2019	224,000	222,264
3.38%, 04/01/2024	144,000	144,783
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	581,000	581,899
5.30%, 02/01/2044 (A)	29,000	31,830

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.5%
CBS Corp.
4.63%, 05/15/2018	$ 89,000	$ 96,737
5.75%, 04/15/2020	85,000	97,158
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	550,000	562,375
Comcast Corp.
5.88%, 02/15/2018	412,000	467,205
Cox Communications, Inc.
8.38%, 03/01/2039 - 144A	252,000	357,227
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	285,000	309,728
5.00%, 03/01/2021	150,000	166,104
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (E)	200,000	208,000
NBCUniversal Media LLC
4.38%, 04/01/2021	255,000	277,784
4.45%, 01/15/2043	209,000	209,518
5.15%, 04/30/2020	379,000	430,307
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	180,000	187,111
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (A)	185,000	182,468
Novelis, Inc.
8.75%, 12/15/2020	395,000	422,156
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (A)	152,000	146,541
Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024 (A)	87,000	88,979
4.88%, 03/01/2044	201,000	209,384
Dominion Resources, Inc.
1.95%, 08/15/2016	411,000	417,797
PG&E Corp.
2.40%, 03/01/2019	113,000	113,131
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp.
4.25%, 01/15/2044	66,000	61,158
4.75%, 04/15/2043	85,000	84,944
BP Capital Markets PLC
2.24%, 05/10/2019	425,000	422,399
2.75%, 05/10/2023	356,000	336,236
3.25%, 05/06/2022	180,000	178,646
3.81%, 02/10/2024 (A)	255,000	258,122
Continental Resources, Inc.
3.80%, 06/01/2024 (A)	830,000	812,998
Energy Transfer Partners, LP
5.95%, 10/01/2043	155,000	166,167
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	368,301
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	639,785
Husky Energy, Inc.
4.00%, 04/15/2024 (A)	185,000	189,754
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	239,093
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	323,000	322,038
4.15%, 02/01/2024 (A)	605,000	597,472
Laredo Petroleum, Inc.
7.38%, 05/01/2022	230,000	241,500
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	310,000	302,638

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	$ 180,000	$ 184,500
Murphy Oil Corp.
2.50%, 12/01/2017	316,000	320,970
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,455
Noble Energy, Inc.
5.25%, 11/15/2043	110,000	116,035
6.00%, 03/01/2041	195,000	224,852
8.25%, 03/01/2019	195,000	241,107
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	165,000	153,450
Petrobras Global Finance BV
6.25%, 03/17/2024	570,000	597,149
Petroleos Mexicanos
3.50%, 01/30/2023	190,000	182,020
Range Resources Corp.
5.75%, 06/01/2021	45,000	47,250
Shell International Finance BV
2.00%, 11/15/2018	364,000	366,849
4.55%, 08/12/2043	215,000	227,353
Statoil ASA
2.90%, 11/08/2020	425,000	433,396
Total Capital International SA
3.70%, 01/15/2024	183,000	187,658
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	289,432
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	78,404
7.88%, 09/01/2021 (A)	109,000	131,299
Williams Partners, LP
5.40%, 03/04/2044	128,000	135,754
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022	842,000	907,370
Pharmaceuticals - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	130,000	122,131
Actavis, Inc.
3.25%, 10/01/2022 (A)	270,000	260,426
4.63%, 10/01/2042	260,000	237,575
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	292,000	302,382
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	90,000	91,477
Real Estate Investment Trusts - 0.9%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	1,125,000	1,124,379
3.00%, 02/06/2019 - 144A	270,000	268,059
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,106,823
Realty Income Corp.
3.88%, 07/15/2024	965,000	959,278
Simon Property Group, LP
3.38%, 10/01/2024	1,160,000	1,147,068
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	79,000	77,721
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 - 144A	740,000	741,755
Road & Rail - 0.0% (D)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	51,000	49,740
3.75%, 04/01/2024	48,000	48,894

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.0% (D)
First Data Corp.
7.38%, 06/15/2019 - 144A	$ 275,000	$ 289,465
Technology Hardware, Storage & Peripherals - 0.0% (D)
Hewlett-Packard Co.
3.75%, 12/01/2020	275,000	285,136
Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024 (A)	144,000	146,944
Philip Morris International, Inc.
1.88%, 01/15/2019	312,000	308,984
4.88%, 11/15/2043	104,000	110,567
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	674,104
MetroPCS Wireless, Inc.
7.88%, 09/01/2018	11,000	11,435
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	390,000	450,450
Sprint Corp.
7.88%, 09/15/2023 - 144A	200,000	212,000
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,775
6.63%, 04/28/2021	75,000	76,875
6.73%, 04/28/2022	75,000	76,687
6.84%, 04/28/2023	25,000	25,688

Total Corporate Debt Securities (Cost $80,905,457)		81,665,550

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bill
0.02%, 11/06/2014 - 12/11/2014 (F)	28,615,500	28,614,717
0.03%, 11/20/2014 (F)	3,605,900	3,605,773
0.08%, 05/28/2015 (F) (G)	320,000	319,830

Total Short-Term U.S. Government Obligations (Cost $32,540,320)		32,540,320

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (D)
State Street Corp. - Series D, 5.90% (B)	3,072	78,797
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (B)	15,621	420,517
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (B)	1,280	33,818

Total Preferred Stocks (Cost $537,460)		533,132

COMMON STOCKS - 59.7%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	43,183	4,021,201
L-3 Communications Holdings, Inc.	10,620	1,262,930
United Technologies Corp.	52,806	5,576,314
Airlines - 0.4%
Delta Air Lines, Inc.	27,320	987,618
United Continental Holdings, Inc. (H)	25,310	1,184,255
Auto Components - 0.1%
TRW Automotive Holdings Corp. (H)	5,550	561,937
Automobiles - 0.3%
General Motors Co.	67,348	2,151,095

	Shares	Value
COMMON STOCKS (continued)
Banks - 1.9%
BB&T Corp.	25,270	$ 940,297
PNC Financial Services Group, Inc.	21,070	1,803,170
SVB Financial Group (H)	3,330	373,260
Wells Fargo & Co.	166,852	8,654,613
Beverages - 1.5%
Coca-Cola Co.	106,057	4,524,392
Coca-Cola Enterprises, Inc.	11,720	519,899
Constellation Brands, Inc. - Class A (H)	18,834	1,641,571
Dr. Pepper Snapple Group, Inc.	16,512	1,061,887
Molson Coors Brewing Co. - Class B	4,263	317,338
PepsiCo, Inc.	12,655	1,178,054
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (H)	6,073	1,007,025
Amgen, Inc.	1,330	186,812
Biogen Idec, Inc. (H)	11,556	3,822,840
Celgene Corp. (H)	40,454	3,834,230
Gilead Sciences, Inc. (H)	18,611	1,981,141
Vertex Pharmaceuticals, Inc. (H)	9,756	1,095,696
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	4,710	193,628
Masco Corp.	33,489	801,057
Capital Markets - 1.8%
Charles Schwab Corp.	92,240	2,710,934
Goldman Sachs Group, Inc.	8,820	1,619,087
Invesco, Ltd.	55,243	2,180,994
Morgan Stanley	84,040	2,905,263
State Street Corp.	20,750	1,527,407
Chemicals - 0.7%
Axiall Corp.	12,050	431,511
Dow Chemical Co.	15,725	824,619
Monsanto Co.	17,830	2,006,053
Mosaic Co.	26,130	1,160,433
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	8,120	361,908
Communications Equipment - 1.3%
Cisco Systems, Inc.	167,049	4,204,624
QUALCOMM, Inc.	54,177	4,050,814
Construction & Engineering - 0.5%
Fluor Corp.	43,896	2,931,814
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (A)	4,340	559,600
Consumer Finance - 0.3%
American Express Co.	3,970	347,533
Capital One Financial Corp.	15,182	1,239,155
Navient Corp.	5,380	95,280
Containers & Packaging - 0.2%
Crown Holdings, Inc. (H)	20,493	912,348
Sealed Air Corp. - Class A	4,080	142,311
Diversified Financial Services - 2.6%
Bank of America Corp.	345,108	5,884,092
Berkshire Hathaway, Inc. - Class B (H)	28,954	3,999,706
Citigroup, Inc.	94,420	4,892,844
Intercontinental Exchange, Inc.	7,106	1,386,025
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,739	61,282
Verizon Communications, Inc.	116,045	5,801,090
Electric Utilities - 1.3%
Edison International	46,834	2,618,957
Entergy Corp. - Class B	15,580	1,204,802
Exelon Corp. (A)	46,280	1,577,685
NextEra Energy, Inc.	24,951	2,342,400

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.8%
Eaton Corp. PLC	40,819	$ 2,586,700
Emerson Electric Co.	40,718	2,548,132
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	26,662	515,643
TE Connectivity, Ltd.	10,778	595,916
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	13,500	878,310
Ensco PLC - Class A (A)	30,774	1,271,274
Halliburton Co.	28,700	1,851,437
Schlumberger, Ltd.	43,548	4,428,396
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	16,824	2,108,384
CVS Health Corp.	48,624	3,869,984
Kroger Co.	10,391	540,332
Wal-Mart Stores, Inc.	9,394	718,359
Food Products - 1.1%
Archer-Daniels-Midland Co.	44,024	2,249,627
General Mills, Inc.	12,834	647,475
Kellogg Co.	6,820	420,112
Mondelez International, Inc. - Class A	98,000	3,357,970
Gas Utilities - 0.1%
Questar Corp. (A)	14,773	329,290
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	84,581	3,517,724
Boston Scientific Corp. (H)	179,640	2,121,548
CareFusion Corp. - Class A (H)	19,700	891,425
Covidien PLC	4,480	387,565
Stryker Corp.	19,910	1,607,732
Health Care Providers & Services - 1.2%
Aetna, Inc.	16,650	1,348,650
Humana, Inc. - Class A	19,215	2,503,522
McKesson Corp.	7,160	1,393,837
UnitedHealth Group, Inc.	23,799	2,052,664
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	993	94,146
Royal Caribbean Cruises, Ltd. - Class A	20,155	1,356,230
Starbucks Corp.	25,762	1,944,001
Yum! Brands, Inc.	7,592	546,472
Household Durables - 0.4%
Harman International Industries, Inc.	13,960	1,368,638
NVR, Inc. (A) (H)	184	207,924
PulteGroup, Inc.	46,467	820,607
Household Products - 1.2%
Kimberly-Clark Corp.	16,825	1,809,865
Procter & Gamble Co.	69,540	5,823,280
Industrial Conglomerates - 0.5%
General Electric Co.	108,513	2,780,103
Insurance - 1.7%
ACE, Ltd.	37,707	3,954,333
Axis Capital Holdings, Ltd.	11,560	547,135
Hartford Financial Services Group, Inc.	11,260	419,435
Marsh & McLennan Cos., Inc.	29,310	1,534,085
MetLife, Inc.	63,266	3,398,650
Prudential Financial, Inc.	9,482	833,847
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (H)	5,076	1,636,705
Expedia, Inc.	4,280	375,014
Priceline Group, Inc. (H)	1,623	1,880,375
Internet Software & Services - 2.2%
eBay, Inc. (H)	34,672	1,963,475
Facebook, Inc. - Class A (H)	35,890	2,836,746
Google, Inc. - Class A (H)	7,846	4,616,665
Google, Inc. - Class C (H)	7,546	4,356,758

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.8%
Accenture PLC - Class A	32,790	$ 2,666,483
Alliance Data Systems Corp. (H)	2,220	551,160
Cognizant Technology Solutions Corp. - Class A (H)	36,848	1,649,685
Fidelity National Information Services, Inc.	10,540	593,402
International Business Machines Corp.	8,677	1,647,155
Visa, Inc. - Class A	18,990	4,051,896
Xerox Corp.	12,440	164,581
Machinery - 0.6%
Deere & Co. (A)	7,366	603,938
PACCAR, Inc.	49,777	2,831,067
Snap-on, Inc.	1,260	152,561
SPX Corp.	4,326	406,341
Media - 2.6%
Charter Communications, Inc. - Class A (H)	3,160	478,329
Comcast Corp. - Class A	94,236	5,068,012
DIRECTV (H)	3,730	322,720
DISH Network Corp. - Class A (H)	14,729	951,199
Time Warner Cable, Inc.	5,810	833,677
Time Warner, Inc.	61,173	4,600,821
Time, Inc. (H)	8,149	190,931
Twenty-First Century Fox, Inc. - Class A	53,000	1,817,370
Walt Disney Co.	21,941	1,953,407
Metals & Mining - 0.7%
Alcoa, Inc.	127,579	2,052,746
Freeport-McMoRan, Inc.	32,150	1,049,697
U.S. Steel Corp. (A)	31,540	1,235,422
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	36,150	884,591
CMS Energy Corp.	29,467	873,991
Dominion Resources, Inc.	12,520	865,007
NiSource, Inc. - Class B	37,455	1,534,906
Public Service Enterprise Group, Inc.	9,830	366,069
Wisconsin Energy Corp. (A)	15,620	671,660
Multiline Retail - 0.1%
Dollar General Corp. (H)	8,860	541,435
Dollar Tree, Inc. (H)	4,060	227,644
Kohl’s Corp. (A)	150	9,154
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp. - Class A	14,377	1,458,403
Cheniere Energy, Inc. (H)	6,780	542,603
Chevron Corp.	50,662	6,044,990
EOG Resources, Inc.	16,944	1,677,795
EQT Corp.	7,590	694,789
Exxon Mobil Corp.	75,436	7,094,756
Hess Corp.	11,786	1,111,655
Marathon Oil Corp.	56,170	2,111,430
Occidental Petroleum Corp.	21,603	2,077,128
Phillips 66	13,128	1,067,438
Pioneer Natural Resources Co.	1,900	374,243
QEP Resources, Inc.	12,010	369,668
Valero Energy Corp.	12,510	578,838
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A	7,590	567,125
Pharmaceuticals - 3.6%
Actavis PLC (H)	3,885	937,373
Allergan, Inc.	6,259	1,115,291
Bristol-Myers Squibb Co.	74,852	3,830,925
Johnson & Johnson	93,311	9,946,020
Merck & Co., Inc.	74,910	4,440,665
Perrigo Co. PLC	5,318	798,710
Pfizer, Inc.	47,029	1,390,648

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.2%
AvalonBay Communities, Inc.	9,139	$ 1,288,325
Boston Properties, Inc.	5,357	620,126
DiamondRock Hospitality Co.	42,480	538,646
Essex Property Trust, Inc.	980	175,175
Extra Space Storage, Inc.	3,400	175,338
Highwoods Properties, Inc.	11,251	437,664
Host Hotels & Resorts, Inc.	22,558	481,162
Liberty Property Trust - Series C	19,660	653,892
Mid-America Apartment Communities, Inc.	5,300	347,945
Omega Healthcare Investors, Inc.	4,930	168,557
Prologis, Inc. - Class A	23,988	904,348
Public Storage	1,300	215,592
Simon Property Group, Inc.	10,074	1,656,367
Road & Rail - 1.5%
Canadian Pacific Railway, Ltd.	3,782	784,651
CSX Corp.	95,011	3,046,053
Norfolk Southern Corp.	1,572	175,435
Union Pacific Corp.	48,854	5,296,751
Semiconductors & Semiconductor Equipment - 1.5%
Avago Technologies, Ltd. - Class A	22,135	1,925,745
Broadcom Corp. - Class A	51,340	2,075,163
Freescale Semiconductor, Ltd. (A) (H)	25,050	489,226
KLA-Tencor Corp.	20,687	1,629,722
LAM Research Corp.	38,868	2,903,440
Software - 2.6%
Adobe Systems, Inc. (H)	38,802	2,684,710
Citrix Systems, Inc. (H)	20,213	1,441,996
Microsoft Corp.	197,245	9,144,278
Oracle Corp.	54,445	2,084,155
VMware, Inc. - Class A (A) (H)	5,092	477,833
Specialty Retail - 2.1%
AutoZone, Inc. (H)	4,127	2,103,367
Gap, Inc. - Class A (A)	2,870	119,650
Home Depot, Inc.	52,109	4,780,480
Lowe’s Cos., Inc.	61,651	3,262,571
Ross Stores, Inc.	9,240	698,359
TJX Cos., Inc.	37,536	2,221,005
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	129,495	13,046,621
EMC Corp.	13,899	406,685
Hewlett-Packard Co.	48,727	1,728,347
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (A) (H)	8,729	366,705
Ralph Lauren Corp.	1,570	258,626
V.F. Corp.	38,358	2,532,779
Tobacco - 0.7%
Philip Morris International, Inc.	55,484	4,627,366
Trading Companies & Distributors - 0.2%
WW Grainger, Inc. (A)	5,769	1,451,769

Total Common Stocks (Cost $290,572,617)		369,013,503

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (F)	29,042,976	29,042,976

Total Securities Lending Collateral (Cost $29,042,976)		29,042,976

Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co.
0.01% (F), dated 09/30/2014, to be repurchased at $6,249,715 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 08/15/2029 - 03/01/2033, and with a total value of $6,378,474.

$ 6,249,713	$ 6,249,713

Total Repurchase Agreement (Cost $6,249,713)	6,249,713

Total Investments (Cost $597,132,887) (I)	676,840,468
Other Assets and Liabilities, Net - (9.6)%	(59,162,736)

Net Assets - 100.0%	$ 617,677,732

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	46	12/19/2014	$(46,945)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$54,420,231	$—	$54,420,231
U.S. Government Agency Obligations	—	38,401,982	—	38,401,982
Foreign Government Obligations	—	2,748,491	—	2,748,491
Mortgage-Backed Securities	—	28,448,898	275,549	28,724,447
Asset-Backed Securities	—	30,018,368	—	30,018,368
Municipal Government Obligations	—	1,234,830	—	1,234,830
Preferred Corporate Debt Securities	—	2,246,925	—	2,246,925
Corporate Debt Securities	—	81,665,550	—	81,665,550
Short-Term U.S. Government Obligations	—	32,540,320	—	32,540,320
Preferred Stocks	533,132	—	—	533,132
Common Stocks	369,013,503	—	—	369,013,503
Securities Lending Collateral	29,042,976	—	—	29,042,976
Repurchase Agreement	—	6,249,713	—	6,249,713

Total Investments	$398,589,611	$277,975,308	$275,549	$676,840,468

LIABILITIES
Derivative Financial Instruments
Futures Contracts (K)	$(46,945)	$—	$—	$(46,945)

Total Derivative Financial Instruments	$(46,945)	$—	$—	$(46,945)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (L)	Transfers out of Level 3	Ending Balance at September 30, 2014 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014
Mortgage-Backed Securities	$—	$—	$—	$—	$—	$—	$275,549	$—	$275,549	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $28,437,169. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Rate shown reflects the yield at September 30, 2014.
(G)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $319,759.
(H)	Non-income producing security.
(I)	Aggregate cost for federal income tax purposes is $597,132,887. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $83,448,791 and $3,741,210, respectively. Net unrealized appreciation for tax purposes is $79,707,581.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Transferred into Level 3 because of unavailability of observable inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $61,699,380, or 9.99% of the portfolio’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
S&P	Standard & Poor’s
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 89.6%
Alternative Investments - 9.0%
Transamerica MLP & Energy Income (A)	6,156	$ 74,303
Fixed Income - 13.2%
Transamerica Bond (A)	1,928	20,645
Transamerica Emerging Markets Debt (A)	2,016	21,491
Transamerica High Yield Bond (A)	355	3,425
Transamerica Short-Term Bond (A)	2,389	24,347
Transamerica Strategic High Income (A)	3,881	39,430
Tactical and Specialty - 67.4%
Transamerica Arbitrage Strategy (A)	4,255	42,847
Transamerica Commodity Strategy (A) (B)	3,310	26,246
Transamerica Global Macro (A) (B)	21,567	124,011
Transamerica Global Real Estate Securities (A)	3,280	44,284
Transamerica Long/Short Strategy (A) (B)	20,463	193,781
Transamerica Managed Futures Strategy (A)	12,258	127,359

Total Investment Companies (Cost $728,761)		742,169

	Principal	Value
REPURCHASE AGREEMENT - 16.7%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $138,149 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $141,712.	$ 138,149	138,149

Total Repurchase Agreement (Cost $138,149)		138,149

Total Investments (Cost $866,910) (D)		880,318
Other Assets and Liabilities, Net - (6.3)%		(52,241)

Net Assets - 100.0%		$ 828,077

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$742,169	$—	$—	$742,169
Repurchase Agreement	—	138,149	—	138,149

Total Investments	$742,169	$138,149	$—	$880,318

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $866,910. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,260 and $4,852, respectively. Net unrealized appreciation for tax purposes is $13,408.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 103.3%
U.S. Treasury Bond
3.13%, 08/15/2044 (A)	$ 2,700,000	$ 2,656,967
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043 (A)	2,590,700	2,287,101
0.75%, 02/15/2042 (A)	1,845,200	1,689,655
1.38%, 02/15/2044 (A)	5,722,121	6,120,432
1.75%, 01/15/2028 (A)	113,727	126,583
2.00%, 01/15/2026 (A)	2,400,800	2,732,598
2.13%, 02/15/2040 (A)	881,848	1,091,287
2.38%, 01/15/2025 - 01/15/2027 (A)	22,650,255	26,729,611
2.50%, 01/15/2029 (A)	554,850	677,220
3.63%, 04/15/2028 (A)	1,031,142	1,400,259
3.88%, 04/15/2029 (A)	3,040,074	4,288,404
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024 (A)	93,986,657	92,474,279
0.13%, 04/15/2017 (A) (B)	104,897	106,290
0.38%, 07/15/2023 (A) (B) (C)	1,740,426	1,721,527
0.50%, 04/15/2015 (A) (C)	3,297,517	3,299,835
0.63%, 07/15/2021 (A)	13,740,610	14,017,566
1.13%, 01/15/2021 (A)	9,659,519	10,131,927
1.25%, 07/15/2020 (A) (B)	22,884,531	24,296,941
1.38%, 01/15/2020 (A)	4,296,903	4,570,495
1.63%, 01/15/2015 (A) (B) (C)	3,244,104	3,246,385
1.88%, 07/15/2015 (A) (B)	122,489	125,207
2.00%, 01/15/2016 (A)	10,019,299	10,371,537
2.63%, 07/15/2017 (A) (B) (D)	114,956	125,329

Total U.S. Government Obligations (Cost $214,713,562)		214,287,435

FOREIGN GOVERNMENT OBLIGATIONS - 13.5%
Australia Government Bond
5.25%, 03/15/2019	AUD 1,400,000	1,345,332
Autonomous Community of Catalonia
4.95%, 02/11/2020	EUR 100,000	140,973
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2021 - 01/01/2025	BRL 10,866,000	2,972,599
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
0.75%, 04/15/2018	EUR 1,799,875	2,389,091
Colombian TES
3.00%, 03/25/2033	COP 406,660,990	173,366
Denmark I/L Government Bond
0.10%, 11/15/2023	DKK 23,305,950	4,090,408
France Government Bond OAT
0.10%, 07/25/2021	EUR 1,109,504	1,464,667
0.25%, 07/25/2024	1,113,211	1,466,276
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	704,998	947,704
2.10%, 09/15/2016	106,650	140,909
5.50%, 11/01/2022	100,000	158,937
2.10%, 09/15/2021 - Reg S	215,866	298,933
2.25%, 04/22/2017 - Reg S	500,340	657,802
2.35%, 09/15/2024 - Reg S	1,401,638	1,968,465
2.55%, 10/22/2016 - 09/15/2041 - Reg S	1,258,013	1,698,562
Series 2005-13, Class 3AV3
2.10%, 09/15/2017 - Reg S	115,784	155,734
Mexican Udibonos
Series S
4.00%, 11/15/2040 - 11/08/2046	MXN 11,755,492	940,898
4.50%, 11/22/2035	8,803,673	757,055

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD 100,000	$ 116,103
2.75%, 11/20/2025	900,000	1,075,172
New Zealand Government Bond
2.00%, 09/20/2025 - Reg S	NZD 700,000	541,881
Slovenia Government International Bond
4.70%, 11/01/2016 - 144A	EUR 300,000	408,630
4.13%, 02/18/2019 - Reg S	$ 400,000	416,500
Spain Government Bond
3.80%, 04/30/2024 - Reg S	EUR 800,000	1,161,723
5.40%, 01/31/2023 - Reg S	1,500,000	2,419,923
Xunta de Galicia
6.13%, 04/03/2018	100,000	147,424

Total Foreign Government Obligations (Cost $30,157,953)		28,055,067

MORTGAGE-BACKED SECURITIES - 1.7%
CHL Mortgage Pass-Through Trust
Series 2004-J9, Class 2A5
5.50%, 01/25/2035	$ 368,676	390,879
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 - 144A	800,000	818,078
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A	100,000	103,448
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2
2.55%, 02/25/2035 (E)	71,104	71,375
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.63%, 01/20/2044 (E)	181,763	181,582
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.69%, 11/25/2035 (E)	72,570	71,159
Hercules Eclipse PLC
Series 2006-4, Class A
0.80%, 10/25/2018 - Reg S (E)	GBP 93,391	148,221
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042	$ 21,828	21,846
Ulysses European Loan Conduit No. 27 PLC
Series 27X, Class A
0.72%, 07/25/2017 - Reg S (E)	GBP 1,100,000	1,737,792

Total Mortgage-Backed Securities (Cost $3,597,482)		3,544,380

ASSET-BACKED SECURITIES - 2.6%
CIFC Funding, Ltd.
Series 2007-1A, Class A1L
0.49%, 05/10/2021 - 144A (E)	$ 66,409	65,472
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class M1
0.44%, 10/25/2036 (E)	1,000,000	868,679
Dalradian European Clo III BV
Series 3-X, Class A2
0.72%, 04/11/2023 - Reg S (E)	EUR 1,300,000	1,640,594
FFMLT Trust
Series 2005-FF11, Class A2D
0.83%, 11/25/2035 (E)	$ 75,618	73,481
Fremont Home Loan Trust
Series 2005-C, Class M2
0.64%, 07/25/2035 (E)	100,000	87,724

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RAMP Trust
Series 2006-RZ5, Class A2
0.33%, 08/25/2046 (E)	$ 533,011	$ 513,736
Structured Asset Securities Corp.
Series 2005-WF1, Class M1
0.81%, 02/25/2035 (E)	147,558	135,842
Symphony CLO, Ltd.
Series 2012-8AR, Class AR
1.33%, 01/09/2023 - 144A (E)	2,100,000	2,097,900

Total Asset-Backed Securities (Cost $5,580,144)		5,483,428

CORPORATE DEBT SECURITIES - 6.1%
Banks - 1.7%
Banco Popolare SC, Series MTN
3.50%, 03/14/2019 - Reg S	EUR 200,000	262,250
BNP Paribas SA, Series MTN
0.70%, 05/07/2017 (E)	$ 1,200,000	1,199,373
BPCE SA
4.63%, 07/11/2024 - 144A (D)	900,000	880,374
Eksportfinans ASA
5.50%, 06/26/2017	700,000	754,250
Intesa Sanpaolo SpA
3.13%, 01/15/2016	100,000	102,299
LBG Capital No. 2 PLC
15.00%, 12/21/2019 - Reg S	GBP 190,000	435,846
Diversified Financial Services - 1.8%
Ayt Cedulas Cajas Global
0.29%, 02/22/2018 (E)	EUR 1,700,000	2,096,963
Bank of America NA
0.65%, 05/08/2017 (E)	$ 1,700,000	1,700,411
Electric Utilities - 0.2%
Electricite de France SA
0.69%, 01/20/2017 - 144A (E)	300,000	300,429
1.15%, 01/20/2017 - 144A (D)	100,000	99,743
Media - 0.8%
Reed Elsevier Investments PLC, Series MTN
5.63%, 10/20/2016	GBP 900,000	1,572,913
Oil, Gas & Consumable Fuels - 1.5%
Korea National Oil Corp.
3.13%, 04/03/2017 - 144A (D)	$ 3,000,000	3,099,300
Real Estate Management & Development - 0.1%
Deutsche Annington Finance BV
3.20%, 10/02/2017 - Reg S (F)	200,000	204,870

Total Corporate Debt Securities (Cost $12,734,036)		12,709,021

CERTIFICATE OF DEPOSIT - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya
0.01%, 10/23/2015 (G)	1,750,000	1,749,874

Total Certificate of Deposit (Cost $1,749,874)		1,749,874

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.04%, 03/05/2015 (G) (H)	290,000	289,950

Total Short-Term U.S. Government Obligation (Cost $289,950)		289,950

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (I)
Put Option - 0.0% (I)
OTC - If exercised the Series receives floating 6 month EURIBOR, and pays 1.00%, European Style (F)
Expires 11/10/2014
Counterparty: GSC	EUR 2,100,000	$ 3

Total Purchased Swaption (Cost $29,237)		3

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (G)	1,094,570	1,094,570

Total Securities Lending Collateral (Cost $1,094,570)		1,094,570

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Goldman Sachs & Co. 0.01% (G), dated 09/30/2014, to be repurchased at $1,200,000 on 10/01/2014. Collateralized by a U.S. Government Obligation, 3.50%, due 09/01/2042, and with a value of $1,231,414.	$ 1,200,000	1,200,000

Total Repurchase Agreement (Cost $1,200,000)		1,200,000

Total Investments (Cost $271,146,808) (J)		268,413,728
Other Assets and Liabilities, Net - (29.3)%		(60,857,131)

Net Assets - 100.0%		$ 207,556,597

	Principal	Value
REVERSE REPURCHASE AGREEMENT - (5.1)%

Royal Bank of Scotland
0.12% (G), dated 09/26/2014, to be repurchased at $(10,506,845) on 10/03/2014. Collateralized by a U.S. Treasury Inflation Indexed Bond, 0.13%, due 7/15/2022, and with a value of $(10,521,537).

	$ (10,504,000)	$ (10,504,000)

Total Reverse Repurchase Agreement (Proceeds $10,504,000)		(10,504,000)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.0)% (I)
Call Options - (0.0)% (I)
OTC - USD vs. BRL (F)
Exercise Price $2.68
Expires 07/01/2015
Counterparty: DUB	430,000	$ (20,167)
OTC - USD vs. INR (F)
Exercise Price $64.50
Expires 03/09/2015
Counterparty: GSC	3,200,000	(53,638)
Put Options - (0.0)% (I)
OTC - USD vs. INR (F)
Exercise Price $58.50
Expires 03/09/2015
Counterparty: GSC	3,200,000	(2,487)

Total Written Foreign Exchange Options (Premiums $52,167)		$ (76,292)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON CREDIT DEFAULT SWAP AGREEMENTS:

Description	Counterparty	Fixed Deal Rate	Pay/Receive Floating Rate	Strike Price		Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Put - North American Investment Grade Index - Series 22	GSC	1.00%	Pay		$0.90	12/17/2014		$300,000	$(277)	$(331)
Put - North American Investment Grade Index - Series 22	GSC	1.00	Pay		0.90	01/21/2015		600,000	(882)	(603)
Put - North American Investment Grade Index - Series 22	CITI	1.00	Pay		0.85	12/17/2014		2,100,000	(2,468)	(1,552)
Put - North American Investment Grade Index - Series 22	CITI	1.00	Pay		0.90	12/17/2014		700,000	(1,330)	(634)
Put - North American Investment Grade Index - Series 22	CITI	1.00	Pay		0.95	12/17/2014		200,000	(407)	(177)
Put - North American Investment Grade Index - Series 22	BOA	1.00	Pay		0.95	12/17/2014		700,000	(1,278)	(619)
Put - North American Investment Grade Index - Series 22	CITI	1.00	Pay		1.00	12/17/2014		100,000	(197)	(74)
Put - OTC iTraxx Europe Series 21	GSC	1.00	Pay	EUR	0.85	12/17/2014	EUR	1,300,000	(3,628)	(1,896)
Put - OTC iTraxx Europe Series 21	GSC	1.00	Pay		0.95	12/17/2014		2,000,000	(4,192)	(1,785)

									$(14,659)	$(7,671)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 10-Year	GSC	6-Month EUR EURIBOR Reuters	Receive	1.00%	12/15/2014	EUR 1,600,000	$(3,105)	$(3,967)
Put - OTC 10-Year	GSC	6-Month EUR EURIBOR Reuters	Pay	1.50	12/15/2014	1,600,000	(6,625)	(2,434)
Put - OTC 5-Year	GSC	6-Month EUR EURIBOR Reuters	Pay	1.24	11/10/2014	4,200,000	(29,237)	0

							$(38,967)	$(6,401)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – SELL PROTECTION: (M)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (L)		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Index - Series 21	1.00%	06/20/2024	EUR	1,300,000	$(11,871)	$(29,057)	$17,186
North American Investment Grade Index - Series 22	1.00	06/20/2019		$700,000	11,405	11,018	387

					$(466)	$(18,039)	$17,573

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MXN TIIE Banxico	4.30%	09/01/2016	MXN 9,100,000	$(1,583)	$(970)	$(613)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (K)

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043		$4,700,000	$(329,779)	$228,952	$(558,731)
3-Month USD-LIBOR	3.50	12/17/2044		3,700,000	(198,040)	(139,258)	(58,782)
3-Month USD-LIBOR	3.75	06/18/2044		600,000	(72,792)	(46,536)	(26,256)
6-Month EURIBOR	0.55	01/17/2016	EUR	17,200,000	(171,706)	(13,675)	(158,031)
6-Month EURIBOR	2.00	01/29/2024		1,600,000	(201,349)	(11,516)	(189,833)
6-Month EURIBOR	2.00	03/18/2045		2,600,000	(33,584)	36,515	(70,099)
6-Month JPY-LIBOR	1.00	09/18/2023	JPY	340,000,000	(121,445)	(22,771)	(98,674)

					$(1,128,695)	$31,711	$(1,160,406)

OVER THE COUNTER SWAP AGREEMENTS:

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUE – SELL PROTECTION: (M)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at September 30, 2014 (N)	Notional Amount (L)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	03/20/2019	BOA	154.78	$400,000	$(9,206)	$(17,906)	$8,700
Brazil, 12.25%, 03/06/2030	1.00	03/20/2019	DUB	154.78	800,000	(18,413)	(35,179)	16,766
Italy, 6.88%, 09/27/2023 (F)	1.00	03/20/2019	BCLY	93.11	1,700,000	8,553	(27,647)	36,200
Spain, 5.50%, 07/30/2017	1.00	03/20/2019	HSBC	70.02	600,000	8,205	(4,029)	12,234
Spain, 5.50%, 07/30/2017	1.00	03/20/2019	BOA	70.02	1,100,000	15,043	(6,009)	21,052

						$4,182	$(90,770)	$94,952

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – SELL PROTECTION: (M)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (L)		Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	09/20/2019	CITI		$300,000	$(9,592)	$(3,235)	$(6,357)
Hellenic Republic, 2.00%, 02/24/2023	1.00	12/20/2015	GSC	EUR	100,000	(4,631)	(4,783)	152
Hellenic Republic, 2.00%, 02/24/2023	1.00	06/20/2016	BCLY		$100,000	(5,267)	(5,517)	250

						$(19,490)	$(13,535)	$(5,955)

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
France CPI ex Tobacco	1.95%	07/25/2023	DUB	EUR	600,000	$45,610	$6,277	$39,333
U.K. Retail Price Index	3.53	09/23/2044	BOA	GBP	300,000	(3,039)	652	(3,691)

						$42,571	$6,929	$35,642

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	1.73%	04/15/2016	GSC	$4,700,000	$6,051	$(6,321)	$12,372
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	DUB	1,400,000	(3,112)	(429)	(2,683)
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	BNP	600,000	(1,334)	(101)	(1,233)
U.S. CPI Urban Consumers NAS	1.85	11/29/2016	DUB	1,200,000	(3,400)	0	(3,400)
U.S. CPI Urban Consumers NAS	1.86	11/05/2016	DUB	900,000	(3,450)	0	(3,450)
U.S. CPI Urban Consumers NAS	1.91	04/15/2017	BCLY	1,400,000	(3,615)	0	(3,615)
U.S. CPI Urban Consumers NAS	1.93	02/10/2017	DUB	3,300,000	12,758	0	12,758
U.S. CPI Urban Consumers NAS	2.04	12/31/2017	BCLY	1,600,000	(4,241)	0	(4,241)
U.S. CPI Urban Consumers NAS	2.18	10/01/2018	GSC	800,000	(11,520)	(404)	(11,116)
U.S. CPI Urban Consumers NAS	2.36	01/28/2017	DUB	100,000	(4,836)	0	(4,836)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	700,000	(15,573)	0	(15,573)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	1,800,000	(81,954)	21,919	(103,873)

					$(114,226)	$14,664	$(128,890)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (P) (Q)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	14	12/31/2014	$(3,844)
90-Day Eurodollar	Long	26	03/14/2016	(4,900)
90-Day Eurodollar	Long	86	03/13/2017	3,120
German Euro Bund	Short	(25)	12/08/2014	(16,590)
Long U.S. Treasury Bond	Long	26	12/19/2014	(46,951)
OTC Call Options Strike @ EUR 150.00 on German Euro Bund Futures (Counterparty: MSC)	Short	(6)	10/24/2014	(2,507)
OTC Call Options Strike @ EUR 150.50 on German Euro Bund Futures (Counterparty: MSC)	Short	(20)	10/24/2014	(3,306)
OTC Put Options Strike @ EUR 146.00 on German Euro Bund Futures (Counterparty: MSC)	Short	(6)	10/24/2014	1,836
OTC Put Options Strike @ EUR 146.50 on German Euro Bund Futures (Counterparty: MSC)	Short	(20)	10/24/2014	6,496

				$(66,646)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BOA	3,056,000	10/02/2014	$2,713,446	$(38,169)
AUD	DUB	(3,056,000)	10/02/2014	(2,843,302)	168,025
AUD	BOA	(3,056,000)	11/04/2014	(2,707,011)	38,119
BRL	BNP	637,774	10/02/2014	283,000	(22,595)
BRL	BNP	60,966	10/02/2014	24,874	19
BRL	BNP	(698,740)	10/02/2014	(310,000)	24,702
BRL	BOA	5,548,295	10/02/2014	2,286,071	(20,684)
BRL	BOA	(4,787,661)	10/02/2014	(1,953,350)	(1,468)
BRL	BOA	(760,634)	10/02/2014	(333,692)	23,123
BRL	DUB	2,997,917	10/02/2014	1,223,140	919
BRL	DUB	(2,997,917)	10/02/2014	(1,333,000)	108,941
BRL	GSC	768,740	10/02/2014	313,643	236
BRL	GSC	(768,740)	10/02/2014	(340,000)	26,121
BRL	HSBC	(960,039)	10/02/2014	(400,935)	8,948
BRL	HSBC	960,039	10/02/2014	391,693	294
BRL	BOA	(5,548,295)	11/04/2014	(2,265,998)	21,172
BRL	BOA	(3,468,322)	01/05/2015	(1,474,000)	93,315
BRL	CITI	(1,137,000)	04/02/2015	(463,231)	20,824
COP	DUB	356,081,777	10/16/2014	175,496	104
COP	DUB	(299,071,388)	10/16/2014	(156,010)	8,524
COP	GSC	(57,010,389)	10/16/2014	(30,062)	1,948
COP	DUB	(356,081,777)	12/12/2014	(174,336)	(242)
DKK	CITI	(22,965,000)	11/13/2014	(4,134,270)	236,760
EUR	BCLY	(1,728,000)	10/02/2014	(2,227,088)	44,507
EUR	BOA	68,000	10/02/2014	88,074	(2,186)
EUR	BOA	16,285,777	10/02/2014	20,748,080	(178,039)
EUR	BOA	(162,777)	10/02/2014	(214,000)	8,402
EUR	CITI	(258,000)	10/02/2014	(340,155)	14,284
EUR	DUB	51,000	10/02/2014	67,064	(2,647)
EUR	GSC	(14,256,000)	10/02/2014	(18,817,806)	811,511
EUR	BCLY	(228,000)	11/04/2014	(290,615)	2,572
EUR	BOA	(16,285,777)	11/04/2014	(20,752,477)	177,877

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	DUB	(731,000)	11/04/2014	(928,043)	4,535
GBP	BCLY	336,000	12/11/2014	550,140	(5,778)
GBP	BOA	(2,986,000)	12/11/2014	(4,822,390)	(15,304)
GBP	CITI	222,000	12/11/2014	363,879	(4,211)
INR	BCLY	34,940,550	10/15/2014	576,862	(13,055)
INR	CITI	(34,940,550)	10/15/2014	(569,064)	5,257
INR	CITI	34,940,550	01/20/2015	560,086	(7,925)
JPY	BOA	415,707,959	10/02/2014	3,805,901	(15,483)
JPY	GSC	(367,000,000)	10/02/2014	(3,525,507)	179,207
JPY	GSC	(48,707,959)	10/02/2014	(465,000)	20,882
JPY	BOA	(415,707,959)	11/04/2014	(3,806,849)	15,551
MXN	GSC	(1,909,000)	10/22/2014	(145,293)	3,386
MXN	BCLY	(6,270,000)	12/18/2014	(476,107)	11,775
MXN	BCLY	(595,000)	12/18/2014	(45,088)	1,024
MXN	BCLY	(1,254,000)	12/18/2014	(95,029)	2,162
MXN	BNP	(2,499,260)	12/18/2014	(190,000)	4,914
MXN	BNP	1,533,831	12/18/2014	114,679	(1,089)
MXN	BNP	(1,868,000)	12/18/2014	(140,070)	1,733
MXN	BNP	(596,000)	12/18/2014	(45,217)	1,080
MXN	BNP	(4,601,000)	12/18/2014	(346,062)	5,330
MXN	BNP	(2,316,000)	12/18/2014	(173,926)	2,412
MXN	BOA	(10,341,630)	12/18/2014	(780,000)	14,139
MXN	CITI	(2,288,000)	12/18/2014	(173,497)	4,057
MXN	CITI	(1,642,000)	12/18/2014	(123,814)	2,214
MXN	DUB	(2,429,000)	12/18/2014	(184,392)	4,510
MXN	BNP	13,054,289	02/05/2015	988,609	(25,067)
MYR	BCLY	1,532,547	10/15/2014	478,174	(11,514)
MYR	BOA	(1,532,547)	10/15/2014	(467,311)	651
MYR	CITI	(655,200)	10/15/2014	(200,000)	492
MYR	BOA	1,532,547	02/26/2015	463,313	(719)
NZD	DUB	(647,000)	10/02/2014	(541,340)	36,367
PLN	BCLY	1,064,617	10/30/2014	344,787	(23,771)

					$1,772,979

VALUATION SUMMARY: (R)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$214,287,435	$—	$214,287,435
Foreign Government Obligations	—	28,055,067	—	28,055,067
Mortgage-Backed Securities	—	3,544,380	—	3,544,380
Asset-Backed Securities	—	5,483,428	—	5,483,428
Corporate Debt Securities	—	12,709,021	—	12,709,021
Certificate of Deposit	—	1,749,874	—	1,749,874
Short-Term U.S. Government Obligation	—	289,950	—	289,950
Purchased Swaption	—	3	—	3
Securities Lending Collateral	1,094,570	—	—	1,094,570
Repurchase Agreement	—	1,200,000	—	1,200,000

Total Investments	$1,094,570	$267,319,158	$—	$268,413,728

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$43,206	$—	$43,206
Interest Rate Swap Agreements	—	64,419	—	64,419
Futures Contracts (S)	3,120	8,332	—	11,452
Forward Foreign Currency Contracts (S)	—	2,162,925	—	2,162,925

Total Derivative Financial Instruments	$3,120	$2,278,882	$—	$2,282,002

LIABILITIES
Derivative Financial Instruments
Reverse Repurchase Agreements	$—	$(10,504,000)	$—	$(10,504,000)
Written Foreign Exchange Options	—	(76,292)	—	(76,292)
Written Swaptions on Credit Default Swap Agreements	—	(7,671)	—	(7,671)
Written Swaptions on Interest Rate Swap Agreements	—	(6,401)	—	(6,401)
Credit Default Swap Agreements	—	(58,980)	—	(58,980)
Interest Rate Swap Agreements	—	(1,266,352)	—	(1,266,352)
Futures Contracts (S)	(72,285)	(5,813)	—	(78,098)
Forward Foreign Currency Contracts (S)	—	(389,946)	—	(389,946)

Total Derivative Financial Instruments	$(72,285)	$(12,315,455)	$—	$(12,387,740)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to sale-buyback transactions.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $1,262,902.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $257,550.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $1,071,323. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $204,873, or 0.10% of the Portfolio’s net assets, and total aggregate fair value of illiquid derivatives is $(67,739), or (0.03)% of the Portfolio’s net assets.
(G)	Rate shown reflects the yield at September 30, 2014.
(H)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $289,943.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Aggregate cost for federal income tax purposes is $271,146,808. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $565,702 and $3,298,782, respectively. Net unrealized depreciation for tax purposes is $2,733,080.
(K)	Cash in the amount of $112,000 has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements.
(L)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(M)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(O)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(P)	Cash in the amount of $770,000 has been segregated by the broker with the custodian as collateral to cover margin requirements for open futures contracts.
(Q)	Cash in the amount of $22,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(R)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(S)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $7,873,374, or 3.79% of the Portfolio’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CITI	Citigroup, Inc.
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
NAS	National Academy of Sciences
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 32.3%
U.S. Treasury Bond
2.75%, 08/15/2042 (A) (B)	$ 33,400,000	$ 30,602,750
3.13%, 08/15/2044	2,500,000	2,460,155
3.38%, 05/15/2044	500,000	516,250
U.S. Treasury Note
0.25%, 10/31/2014 - 03/31/2015	11,289,000	11,291,981
0.25%, 01/15/2015 (A)	15,600,000	15,609,141
0.50%, 10/15/2014 (B) (C)	6,900,000	6,900,807
1.00%, 08/31/2019 (C)	1,500,000	1,443,399
1.63%, 08/15/2022 (A) (B)	82,400,000	78,241,354
1.63%, 11/15/2022	400,000	378,031
2.13%, 06/30/2021 (B)	8,000,000	7,965,000
2.38%, 08/15/2024 (A)	5,400,000	5,337,565
2.50%, 03/31/2015 - 05/15/2024	5,300,000	5,304,465

Total U.S. Government Obligations (Cost $163,254,033)		166,050,898

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	14,450,000	14,036,195
2.38%, 01/13/2022 (A)	10,800,000	10,737,554
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,782,922
1.88%, 09/18/2018 (A)	6,800,000	6,869,516
4.50%, 04/01/2028 - 10/01/2041	1,578,596	1,705,688
Financing Corp., PO
Series 2011-75, Class FA
05/11/2018	600,000	565,070

Total U.S. Government Agency Obligations (Cost $35,283,256)		35,696,945

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Province of Ontario Canada
1.65%, 09/27/2019	1,200,000	1,174,072
Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 - Reg S (A) (D)	131,000	146,750

Total Foreign Government Obligations (Cost $1,359,293)		1,320,822

MORTGAGE-BACKED SECURITIES - 0.3%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	14,505	14,556
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.59%, 07/25/2035 (E)	68,167	65,931
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1
0.45%, 05/25/2035 (E)	104,289	92,219
Commercial Mortgage Trust
Series 2007-GG9, Class A2
5.38%, 03/10/2039	119,225	120,815
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	77,605	77,533
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.63%, 12/15/2048 (E)	2,443,905	159,423

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1
0.39%, 03/25/2035 (E)	$ 947,458	$ 861,779

Total Mortgage-Backed Securities (Cost $1,307,349)		1,392,256

ASSET-BACKED SECURITIES - 0.6%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.48%, 07/25/2018 - 144A (E)	29,392	29,376
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	200,000	200,103
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates
Series 2004-R3, Class M1
0.93%, 05/25/2034 (E)	573,609	522,983
BlueMountain CLO, Ltd.
Series 2005-1A, Class A1F
0.47%, 11/15/2017 - 144A (E)	13,659	13,651
FFMLT Trust
Series 2005-FF2, Class M3
0.87%, 03/25/2035 (E)	100,000	96,316
Series 2005-FF2, Class M4
1.04%, 03/25/2035 (E)	400,000	362,372
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.48%, 07/20/2019 - 144A (E)	68,389	68,280
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	400,000	399,788
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.86%, 12/26/2031 - 144A (E)	114,962	115,442
RASC Trust
Series 2006-EMX2, Class A2
0.35%, 02/25/2036 (E)	573,386	564,576
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.40%, 07/15/2036 (E)	172,195	170,795
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.41%, 03/15/2024 (E)	166,449	165,284
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (E)	43,368	43,534
SLM Student Loan Trust
Series 2004-10, Class A5A
0.63%, 04/25/2023 - 144A (E)	140,132	140,244

Total Asset-Backed Securities (Cost $2,780,978)		2,892,744

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	200,000	269,480
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	200,000	271,112

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	$ 200,000	$ 199,480
State of California (General Obligation Unlimited)
7.35%, 11/01/2039	300,000	420,015
Utah State Board of Regents (Revenue Bonds)
Series 1
0.91%, 12/26/2031 (E)	109,754	110,149

Total Municipal Government Obligations (Cost $1,278,340)		1,270,236

CORPORATE DEBT SECURITIES - 5.9%
Air Freight & Logistics - 0.0% (F)
United Parcel Service, Inc.
2.45%, 10/01/2022 (A)	100,000	96,616
Airlines - 0.0% (F)
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	48,582	49,675
5.50%, 04/29/2022	47,555	50,171
Automobiles - 0.1%
Daimler Finance North America LLC
0.83%, 01/09/2015 - 144A (E)	165,000	165,194
Toyota Motor Credit Corp.
0.52%, 05/17/2016 (E)	200,000	200,719
Volkswagen International Finance NV
0.67%, 11/18/2016 - 144A (A) (E)	250,000	251,164
Banks - 1.0%
American Express Centurion Bank
0.68%, 11/13/2015 (E)	500,000	502,037
Bank of Montreal, Series MTN
2.55%, 11/06/2022 (A)	220,000	212,350
BPCE SA
4.63%, 07/11/2024 - 144A (A)	400,000	391,277
Commonwealth Bank of Australia
0.50%, 09/08/2017 - 144A (E) (G)	700,000	699,587
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	220,000	239,943
Credit Agricole SA
7.88%, 01/23/2024 - 144A (A) (E) (H)	250,000	252,500
HSBC Holdings PLC
5.10%, 04/05/2021	280,000	315,084
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	745,517
Mizuho Bank, Ltd.
3.60%, 09/25/2024 - 144A (G)	800,000	790,228
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	400,000	392,500
Toronto-Dominion Bank, Series MTN
0.48%, 05/02/2017 (E)	400,000	399,793
Westpac Banking Corp.
0.99%, 09/25/2015 (E)	300,000	302,088
Biotechnology - 0.2%
Amgen, Inc.
3.63%, 05/22/2024	400,000	396,365
4.10%, 06/15/2021	400,000	425,439
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (E)	300,000	300,646
6.15%, 04/01/2018 (A)	280,000	315,717
Goldman Sachs Group, Inc., Series MTN
3.85%, 07/08/2024 (A)	300,000	298,229

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley, Series MTN
6.63%, 04/01/2018 (A)	$ 200,000	$ 229,045
UBS AG, Series MTN
0.61%, 08/14/2017 (E)	250,000	250,993
2.38%, 08/14/2019	250,000	247,805
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (A)	40,000	35,600
Eaton Corp.
2.75%, 11/02/2022	125,000	120,520
ERAC USA Finance LLC
1.40%, 04/15/2016 - 144A	100,000	100,707
Consumer Finance - 0.3%
American Express Credit Corp., Series MTN
0.72%, 08/15/2019 (E)	700,000	701,335
2.25%, 08/15/2019	600,000	595,803
PACCAR Financial Corp., Series MTN
0.50%, 02/08/2016 (E)	150,000	150,411
Diversified Financial Services - 0.6%
Bank of America Corp., Series MTN
0.84%, 08/25/2017 (E)	290,000	290,744
6.88%, 04/25/2018	220,000	253,749
Bank of America NA
0.65%, 05/08/2017 (E)	250,000	250,061
Ford Motor Credit Co. LLC
0.75%, 09/08/2017 (E)	700,000	700,805
General Electric Capital Corp.
0.83%, 12/11/2015 (E)	120,000	120,772
General Motors Financial Co., Inc.
3.50%, 07/10/2019	200,000	201,499
Helios Leasing I LLC
1.56%, 09/28/2024	169,351	161,822
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	196,850
JPMorgan Chase Bank NA
6.00%, 10/01/2017	260,000	290,695
LeasePlan Corp. NV
2.50%, 05/16/2018 - 144A	300,000	300,908
3.00%, 10/23/2017 - 144A	250,000	256,265
Tagua Leasing LLC
1.58%, 11/16/2024	173,307	165,690
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
0.62%, 02/12/2016 (E)	200,000	200,460
0.65%, 03/30/2017 (E)	500,000	500,989
Verizon Communications, Inc.
0.63%, 06/09/2017 (A) (E)	400,000	400,954
1.00%, 06/17/2019 (E)	300,000	304,159
1.76%, 09/15/2016 (E)	500,000	512,608
4.50%, 09/15/2020 (A)	100,000	108,185
5.15%, 09/15/2023	200,000	221,474
Electric Utilities - 0.2%
Duke Energy Corp.
0.62%, 04/03/2017 (E)	200,000	200,696
3.75%, 04/15/2024	200,000	205,037
Duke Energy Progress, Inc.
0.43%, 03/06/2017 (E)	200,000	200,291
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	150,982
FirstEnergy Corp.
2.75%, 03/15/2018 (A)	100,000	100,398
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A	200,000	196,765

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.0% (F)
Schneider Electric SE
2.95%, 09/27/2022 - 144A	$ 150,000	$ 147,815
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019 (A)	100,000	100,245
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	95,423
3.60%, 11/01/2024 (A)	100,000	98,143
Food & Staples Retailing - 0.0% (F)
CVS Pass-Through Trust
4.16%, 08/10/2036 - 144A	99,768	101,508
Health Care Providers & Services - 0.0% (F)
McKesson Corp.
0.63%, 09/10/2015 (E)	100,000	100,132
Hotels, Restaurants & Leisure - 0.0% (F)
Carnival Corp.
1.20%, 02/05/2016	200,000	200,637
Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	253,068
4.50%, 03/11/2044	100,000	103,674
Insurance - 0.5%
First American Financial Corp.
4.30%, 02/01/2023	100,000	100,637
Jackson National Life Global Funding, Series MTN
2.30%, 04/16/2019 - 144A	300,000	298,569
Metropolitan Life Global Funding I
2.30%, 04/10/2019 - 144A (A)	700,000	696,931
New York Life Global Funding
1.13%, 03/01/2017 - 144A	200,000	200,006
Pricoa Global Funding I
1.15%, 11/25/2016 - 144A	500,000	499,336
Pricoa Global Funding I, Series MTN
2.20%, 05/16/2019 - 144A	200,000	197,328
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 - 144A	200,000	200,083
Reliance Standard Life Global Funding II, Series MTN
2.50%, 04/24/2019 - 144A	100,000	100,034
Internet & Catalog Retail - 0.0% (F)
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	187,982
IT Services - 0.0% (F)
Fidelity National Information Services, Inc.
3.88%, 06/05/2024 (A)	100,000	99,893
Machinery - 0.0% (F)
Stanley Black & Decker, Inc.
2.90%, 11/01/2022	200,000	195,368
Media - 0.3%
21st Century Fox America, Inc.
3.70%, 09/15/2024 - 144A (A) (G)	800,000	792,901
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (A)	80,000	77,899
3.75%, 09/16/2024 (G)	200,000	199,540
Cox Communications, Inc.
3.25%, 12/15/2022 - 144A	100,000	97,130
SES SA
3.60%, 04/04/2023 - 144A	200,000	201,577
Metals & Mining - 0.0% (F)
Anglo American Capital PLC
1.18%, 04/15/2016 - 144A (A) (E) (G)	200,000	201,126

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.0% (F)
Sempra Energy
2.88%, 10/01/2022	$ 150,000	$ 146,297
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources, Ltd.
0.61%, 03/30/2016 (E)	100,000	100,230
Continental Resources, Inc.
3.80%, 06/01/2024 (A)	100,000	97,952
Devon Energy Corp.
0.68%, 12/15/2015 (E)	200,000	200,768
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400,000	447,000
Enbridge, Inc.
3.50%, 06/10/2024	100,000	98,398
Petroleos Mexicanos
6.00%, 03/05/2020 (A)	200,000	227,500
Rosneft Finance SA, Series MTN
7.88%, 03/13/2018 - Reg S	200,000	213,250
Statoil ASA
2.45%, 01/17/2023	125,000	119,294
Western Gas Partners, LP
4.00%, 07/01/2022 (A)	115,000	117,642
Pharmaceuticals - 0.3%
AbbVie, Inc.
1.00%, 11/06/2015 (E)	200,000	201,400
Actavis Funding SCS
3.85%, 06/15/2024 - 144A	100,000	96,937
Endo Finance LLC & Endo Finco, Inc.
5.38%, 01/15/2023 - 144A	1,000,000	955,000
Johnson & Johnson
0.31%, 11/28/2016 (E)	200,000	200,345
Professional Services - 0.1%
Moody’s Corp.
2.75%, 07/15/2019 (A)	200,000	201,052
5.25%, 07/15/2044 (A)	100,000	104,494
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	300,000	300,048
American Tower Corp.
3.50%, 01/31/2023	100,000	95,068
iStar Financial, Inc.
4.00%, 11/01/2017	100,000	97,000
Road & Rail - 0.2%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A	200,000	205,708
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	195,059
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	379,698
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	100,214
Software - 0.3%
Microsoft Corp.
2.13%, 11/15/2022	300,000	286,275
Oracle Corp.
0.74%, 10/08/2019 (A) (E)	500,000	501,970
2.80%, 07/08/2021	400,000	397,016
4.30%, 07/08/2034	400,000	402,897
Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025 - 144A (A)	100,000	98,708
4.85%, 04/01/2024	100,000	102,425
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.54%, 05/06/2019 (E)	400,000	400,361
3.45%, 05/06/2024 (A)	400,000	403,977

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.0% (F)
Reynolds American, Inc.
4.85%, 09/15/2023 (A)	$ 100,000	$ 106,512
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023 (A)	104,000	103,870
6.38%, 03/01/2025 (A)	104,000	103,740
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A	200,000	192,700

Total Corporate Debt Securities (Cost $30,414,275)		30,265,706

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Bill
0.02%, 01/08/2015 (B) (C) (I) (J)	2,170,000	2,169,881
0.03%, 01/02/2015 (C) (I)	3,900,000	3,899,743
0.05%, 02/26/2015 (B) (C) (I) (J)	3,716,000	3,715,297

Total Short-Term U.S. Government Obligations (Cost $9,784,921)		9,784,921

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.0%
Federal Farm Credit Discount Notes
0.11%, 03/31/2015 (I)	900,000	899,502
Federal Home Loan Bank
0.05%, 11/14/2014 (I)	600,000	599,963
0.07%, 03/25/2015 (I)	26,800,000	26,791,532
0.08%, 10/24/2014 - 02/20/2015 (I)	1,800,000	1,799,511
0.09%, 01/14/2015 - 03/13/2015 (I)	14,400,000	14,394,840
0.10%, 01/26/2015 - 03/06/2015 (I)	11,300,000	11,295,461
0.12%, 03/06/2015 - 05/19/2015 (I)	6,100,000	6,096,067
0.13%, 06/01/2015 (I)	5,900,000	5,895,022
0.17%, 09/04/2015 - 09/09/2015 (I)	2,300,000	2,296,288
Federal Home Loan Mortgage Corp.
0.07%, 04/28/2015 (I)	5,600,000	5,597,724
0.08%, 03/06/2015 (I)	600,000	599,792
0.09%, 02/17/2015 - 03/19/2015 (I)	16,700,000	16,694,149
0.10%, 02/04/2015 - 02/19/2015 (I)	1,500,000	1,499,464
0.11%, 03/16/2015 - 03/19/2015 (I)	6,100,000	6,097,007
0.12%, 05/27/2015 (I)	100,000	99,921
0.13%, 06/09/2015 (I)	600,000	599,456
0.15%, 07/07/2015 (I)	4,200,000	4,195,117
0.16%, 07/22/2015 - 07/23/2015 (I)	34,500,000	34,456,198
Federal National Mortgage Association
0.06%, 10/06/2014 (I)	400,000	399,997
0.07%, 03/18/2015 (I)	24,900,000	24,891,866
0.08%, 01/05/2015 - 02/11/2015 (I)	26,200,000	26,194,378
0.09%, 01/12/2015 (I)	12,500,000	12,496,960
0.10%, 01/20/2015 - 02/18/2015 (I)	27,800,000	27,790,255
0.11%, 03/02/2015 (I)	3,000,000	2,998,607
0.14%, 06/01/2015 (I)	1,500,000	1,498,583

Total Short-Term U.S. Government Agency Obligations (Cost $236,177,660)		236,177,660

	Contracts	Value
PURCHASED OPTION - 0.8%
Put Option - 0.8%
S&P 500 Index
Index Value $1,650.00
Expires 06/19/2015	1,239	$ 4,132,065

Total Purchased Option (Cost $4,848,257)		4,132,065

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (F)
Put Option - 0.0% (F)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (G)
Expires 09/21/2015
Counterparty: BNP	$ 300,000	13,531

Total Purchased Swaption (Cost $23,689)		13,531

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (I)	129,195,643	129,195,643

Total Securities Lending Collateral (Cost $129,195,643)		129,195,643

	Principal	Value
REPURCHASE AGREEMENTS - 6.9%
RBC Capital Markets LLC 0.00% (I) (K), dated 09/30/2014, to be repurchased at $11,700,000 on 10/01/2014. Collateralized by U.S. Government Obligations, 1.25% - 1.38%, due 11/30/2018 - 01/31/2020, and with a total value of $11,897,783.	$ 11,700,000	11,700,000
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2014, to be repurchased at $23,713,561 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/25/2039, and with a value of $24,188,452.	23,713,554	23,713,554

Total Repurchase Agreements (Cost $35,413,554)		35,413,554

Total Investments (Cost $651,121,248) (L)		653,606,981
Other Assets and Liabilities, Net - (27.2)%		(139,953,804)

Net Assets - 100.0%		$ 513,653,177

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 5-Year	BOA	3-Month USD LIBOR BBA	Receive	3.20%	11/18/2014	$10,300,000	$(25,750)	$(4)
Put - OTC 5-Year	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	1,260,000	(22,578)	(19,811)

							$(48,328)	$(19,815)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – SELL PROTECTION: (M)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (N)	Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	$23,800,000	$443,394	$268,460	$174,934
North American Investment Grade Index - Series 20	1.00	06/20/2018	26,600,000	497,435	262,094	235,341
North American Investment Grade Index - Series 21	1.00	12/20/2018	62,200,000	1,122,912	1,029,847	93,065
North American Investment Grade Index - Series 22	1.00	06/20/2019	213,700,000	3,481,909	3,589,296	(107,387)

				$5,545,650	$5,149,697	$395,953

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023		$650,000	$8,461	$(3,893)	$12,354
6-Month EURIBOR	1.25	09/13/2018	EUR	700,000	32,332	(1,975)	34,307

					$40,793	$(5,868)	$46,661

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EUR 500,000	$(62,920)	$(3,413)	$(59,507)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS – PAYABLE: (P)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	USD-3M-LIBOR-BBA	11/17/2014	GSC	793,767	$(1,561,151)	$0	$(1,561,151)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	41	12/31/2014	$(11,257)
10-Year U.S. Treasury Note	Long	3	12/19/2014	(1,878)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(7)	12/15/2014	(4,919)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(7)	12/15/2014	5,770
Russell 2000 Mini Index	Long	229	12/19/2014	(1,343,616)
S&P 500 E-Mini Index	Long	2,336	12/19/2014	(2,137,401)

				$(3,493,301)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	GSC	(371,900,000)	10/02/2014	$(3,572,578)	$181,600
JPY	JPM	371,900,000	10/02/2014	3,416,629	(25,650)
JPY	JPM	(371,900,000)	11/04/2014	(3,417,445)	25,679

					$181,629

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$166,050,898	$—	$166,050,898
U.S. Government Agency Obligations	—	35,696,945	—	35,696,945
Foreign Government Obligations	—	1,320,822	—	1,320,822
Mortgage-Backed Securities	—	1,392,256	—	1,392,256
Asset-Backed Securities	—	2,892,744	—	2,892,744
Municipal Government Obligations	—	1,270,236	—	1,270,236
Corporate Debt Securities	—	30,265,706	—	30,265,706
Short-Term U.S. Government Obligations	—	9,784,921	—	9,784,921
Short-Term U.S. Government Agency Obligations	—	236,177,660	—	236,177,660
Purchased Option	4,132,065	—	—	4,132,065
Purchased Swaption	—	13,531	—	13,531
Securities Lending Collateral	129,195,643	—	—	129,195,643
Repurchase Agreements	—	35,413,554	—	35,413,554

Total Investments	$133,327,708	$520,279,273	$—	$653,606,981

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$5,545,650	$—	$5,545,650
Interest Rate Swap Agreements	—	40,793	—	40,793
Futures Contracts (R)	5,770	—	—	5,770
Forward Foreign Currency Contracts (R)	—	207,279	—	207,279

Total Derivative Financial Instruments	$5,770	$5,793,722	$—	$5,799,492

LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(19,815)	$—	$(19,815)
Interest Rate Swap Agreements	—	(62,920)	—	(62,920)
Total Return Swap Agreements	—	(1,561,151)	—	(1,561,151)
Futures Contracts (R)	(3,499,071)	—	—	(3,499,071)
Forward Foreign Currency Contracts (R)	—	(25,650)	—	(25,650)

Total Derivative Financial Instruments	$(3,499,071)	$(1,669,536)	$—	$(5,168,607)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $126,584,544. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $5,652,456.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $11,103,574.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Step bond. Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $2,696,913, or 0.53% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap agreements, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap agreements, swaptions and/or forward foreign currency contracts is $1,434,683.
(K)	Percentage rounds to less than 0.01% or (0.01)%.
(L)	Aggregate cost for federal income tax purposes is $651,121,248. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,747,175 and $1,261,442, respectively. Net unrealized appreciation for tax purposes is $2,485,733.
(M)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(P)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $9,253,951, or 1.80% of the Portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CSFB	Credit Suisse First Boston
EAFE	Europe, Australia and Southeast Asia
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P	Standard & Poor’s

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 32.6%
U.S. Treasury Bond
2.75%, 08/15/2042 (A) (B)	$ 12,800,000	$ 11,728,000
3.13%, 08/15/2044	700,000	688,843
U.S. Treasury Note
0.25%, 10/31/2014 - 01/31/2015 (B)	5,400,000	5,400,908
0.25%, 01/15/2015 (B) (C)	3,600,000	3,602,110
0.25%, 02/28/2015	600,000	600,515
0.38%, 11/15/2014 (B)	100,000	100,039
0.50%, 10/15/2014 (C)	176,000	176,021
1.00%, 08/31/2019 (C)	800,000	769,813
1.50%, 08/31/2018	500,000	499,766
1.63%, 08/15/2022 (A) (B)	17,000,000	16,142,027
2.13%, 06/30/2021 (B)	2,400,000	2,389,500
2.38%, 08/15/2024 (A)	1,200,000	1,186,126

Total U.S. Government Obligations (Cost $42,422,053)		43,283,668

U.S. GOVERNMENT AGENCY OBLIGATIONS -15.4%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,139,518
2.38%, 01/13/2022 (A)	7,500,000	7,456,635
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,782,922
1.88%, 09/18/2018	2,200,000	2,222,490
4.50%, 05/01/2041	261,518	282,825
Federal National Mortgage Association, TBA
4.50%	1,000,000	1,076,133
Financing Corp., PO
Series 2011-75, Class FA
05/11/2018	600,000	565,070

Total U.S. Government Agency Obligations (Cost $20,266,836)		20,525,593

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Province of Ontario Canada
1.65%, 09/27/2019	1,200,000	1,174,072
Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 - Reg S (A) (D)	131,000	146,750

Total Foreign Government Obligations (Cost $1,359,292)		1,320,822

MORTGAGE-BACKED SECURITIES - 0.5%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	7,253	7,278
Banc of America Mortgage Trust
Series 2004-D, Class 2A2
2.63%, 05/25/2034 (E)	48,218	48,570
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.59%, 07/25/2035 (E)	52,262	50,547
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7
5.50%, 05/25/2034	318,540	332,527
Commercial Mortgage Trust
Series 2007-GG9, Class A2
5.38%, 03/10/2039	65,290	66,161

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	$ 38,803	$ 38,766
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.63%, 12/15/2048 (E)	2,248,392	146,669

Total Mortgage-Backed Securities (Cost $688,914)		690,518

ASSET-BACKED SECURITIES - 0.8%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	100,000	100,052
Bear Stearns Asset Backed Securities Trust
Series 2005-SD1, Class 2M2
1.35%, 01/25/2045 (E)	346,384	283,872
BlueMountain CLO, Ltd.
Series 2005-1A, Class A1F
0.47%, 11/15/2017 - 144A (E)	13,659	13,651
FFMLT Trust
Series 2005-FF2, Class M4
1.04%, 03/25/2035 (E)	300,000	271,779
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	100,000	99,947
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.86%, 12/26/2031 - 144A (E)	76,641	76,962
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.40%, 07/15/2036 (E)	86,098	85,397
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.41%, 03/15/2024 (E)	83,224	82,642
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (E)	21,684	21,767
SLM Student Loan Trust
Series 2004-10, Class A5A
0.63%, 04/25/2023 - 144A (E)	70,066	70,122

Total Asset-Backed Securities (Cost $1,073,532)		1,106,191

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	200,000	269,480
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	200,000	271,112
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	200,000	199,480

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of California (General Obligation Unlimited)
7.35%, 11/01/2039	$ 300,000	$ 420,015
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.91%, 12/26/2031 (E)	73,169	73,433

Total Municipal Government Obligations (Cost $1,241,756)		1,233,520

CORPORATE DEBT SECURITIES - 10.6%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
2.45%, 10/01/2022 (A)	100,000	96,616
Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	48,582	49,675
5.50%, 04/29/2022	47,555	50,171
Automobiles - 0.1%
Toyota Motor Credit Corp.
0.52%, 05/17/2016 (E)	100,000	100,359
Banks - 1.7%
Bank of Montreal, Series MTN
2.55%, 11/06/2022 (A)	200,000	193,045
Commonwealth Bank of Australia
0.50%, 09/08/2017 - 144A (E) (F)	100,000	99,941
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	200,000	218,130
Credit Agricole SA
7.88%, 01/23/2024 - 144A (A) (E) (G)	250,000	252,500
HSBC Holdings PLC
5.10%, 04/05/2021	240,000	270,072
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	248,506
Mizuho Bank, Ltd.
3.60%, 09/25/2024 - 144A (F)	300,000	296,336
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	400,000	392,500
Toronto-Dominion Bank, Series MTN
0.48%, 05/02/2017 (E)	100,000	99,948
Westpac Banking Corp.
0.99%, 09/25/2015 (E)	150,000	151,044
Biotechnology - 0.4%
Amgen, Inc.
3.63%, 05/22/2024	200,000	198,182
4.10%, 06/15/2021	400,000	425,439
Capital Markets - 0.9%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (E)	150,000	150,323
6.15%, 04/01/2018 (A)	240,000	270,614
Goldman Sachs Group, Inc., Series MTN
3.85%, 07/08/2024 (A)	100,000	99,410
Morgan Stanley, Series MTN
6.63%, 04/01/2018 (A)	200,000	229,045
UBS AG, Series MTN
0.61%, 08/14/2017 (E)	250,000	250,993
2.38%, 08/14/2019	250,000	247,805
Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023 (A)	40,000	35,600
Eaton Corp.
2.75%, 11/02/2022	250,000	241,041

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.3%
American Express Credit Corp., Series MTN
0.72%, 08/15/2019 (E)	$ 100,000	$ 100,190
2.25%, 08/15/2019	200,000	198,601
PACCAR Financial Corp., Series MTN
0.50%, 02/08/2016 (E)	70,000	70,192
Diversified Financial Services - 1.5%
American Honda Finance Corp.
0.46%, 11/03/2014 - 144A (E)	300,000	300,076
Bank of America Corp., Series MTN
0.84%, 08/25/2017 (E)	50,000	50,128
6.88%, 04/25/2018	200,000	230,681
Bank of America NA
0.65%, 05/08/2017 (E)	250,000	250,060
Ford Motor Credit Co. LLC
0.75%, 09/08/2017 (E)	200,000	200,230
General Electric Capital Corp.
0.83%, 12/11/2015 (E)	60,000	60,386
Helios Leasing I LLC
1.56%, 09/28/2024	169,350	161,821
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	196,850
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	380,140
Tagua Leasing LLC
1.58%, 11/16/2024	173,307	165,690
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
0.62%, 02/12/2016 (E)	100,000	100,230
0.65%, 03/30/2017 (E)	100,000	100,198
Verizon Communications, Inc.
0.63%, 06/09/2017 (A) (E)	100,000	100,239
1.00%, 06/17/2019 (E)	200,000	202,772
1.76%, 09/15/2016 (E)	100,000	102,522
4.50%, 09/15/2020	100,000	108,185
5.15%, 09/15/2023	100,000	110,737
Electric Utilities - 0.5%
Duke Energy Corp.
0.62%, 04/03/2017 (E)	100,000	100,348
3.75%, 04/15/2024	100,000	102,518
Duke Energy Progress, Inc.
0.43%, 03/06/2017 (E)	100,000	100,146
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	100,655
FirstEnergy Corp.
2.75%, 03/15/2018 (A)	100,000	100,398
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A	200,000	196,765
Electrical Equipment - 0.1%
Schneider Electric SE
2.95%, 09/27/2022 - 144A	150,000	147,815
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019 (A)	100,000	100,245
Health Care Providers & Services - 0.1%
McKesson Corp.
0.63%, 09/10/2015 (E)	100,000	100,132
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016	100,000	100,318
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022	140,000	136,267
4.50%, 03/11/2044	100,000	103,675

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.4%
Metropolitan Life Global Funding I
2.30%, 04/10/2019 - 144A	$ 100,000	$ 99,562
New York Life Global Funding
1.13%, 03/01/2017 - 144A	100,000	100,003
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 - 144A	300,000	300,124
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	187,982
Media - 0.3%
21st Century Fox America, Inc.
3.70%, 09/15/2024 - 144A (A) (F)	300,000	297,338
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (A)	80,000	77,900
Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	150,000	146,297
Oil, Gas & Consumable Fuels - 1.0%
Devon Energy Corp.
0.68%, 12/15/2015 (E)	100,000	100,384
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	400,000	447,000
Petroleos Mexicanos
6.00%, 03/05/2020 (A)	200,000	227,500
Rosneft Finance SA, Series MTN
7.88%, 03/13/2018 - Reg S	200,000	213,250
Statoil ASA
2.45%, 01/17/2023	250,000	238,589
Western Gas Partners, LP
4.00%, 07/01/2022 (A)	85,000	86,952
Pharmaceuticals - 0.4%
AbbVie, Inc.
1.00%, 11/06/2015 (E)	100,000	100,700
2.90%, 11/06/2022	350,000	334,643
Johnson & Johnson
0.31%, 11/28/2016 (E)	100,000	100,173
Road & Rail - 0.3%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A	100,000	102,854
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (A)	200,000	195,059
Canadian National Railway Co.
2.25%, 11/15/2022	100,000	94,925
Software - 0.4%
Microsoft Corp.
2.13%, 11/15/2022	200,000	190,850
Oracle Corp.
0.74%, 10/08/2019 (A) (E)	100,000	100,394
2.80%, 07/08/2021	100,000	99,254
4.30%, 07/08/2034	100,000	100,724
Specialty Retail - 0.1%
QVC, Inc.
4.85%, 04/01/2024	100,000	102,425
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.54%, 05/06/2019 (E)	100,000	100,090
3.45%, 05/06/2024 (A)	200,000	201,989
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A	200,000	202,770

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
6.00%, 03/01/2023 (A)	$ 36,000	$ 35,955
6.38%, 03/01/2025	36,000	35,910
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A	200,000	192,700

Total Corporate Debt Securities (Cost $14,179,347)		14,060,801

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.02%, 01/08/2015 (C) (H)	332,000	331,982
0.05%, 10/30/2014 (C) (H) (I)	193,000	192,993
0.05%, 02/26/2015 (C) (H)	568,000	567,892

Total Short-Term U.S. Government Obligations (Cost $1,092,867)		1,092,867

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.7%
Federal Home Loan Bank
0.06%, 12/12/2014 (H)	800,000	799,904
0.07%, 03/25/2015 (H)	1,600,000	1,599,494
0.08%, 10/08/2014 - 03/18/2015 (H)	1,600,000	1,599,788
0.09%, 02/18/2011 - 03/13/2015 (H)	3,200,000	3,198,724
0.10%, 01/26/2011 - 12/17/2014 (H)	500,000	499,850
0.12%, 05/19/2015 (H)	600,000	599,550
0.16%, 07/16/2015 (H)	200,000	199,752
Federal Home Loan Mortgage Corp.
0.07%, 04/28/2015 (H)	13,000,000	12,994,716
0.08%, 10/16/2014 - 10/24/2014 (H)	300,000	299,987
0.09%, 01/08/2015 - 03/19/2015 (H)	2,200,000	2,199,285
0.10%, 02/19/2015 (H)	200,000	199,926
0.11%, 03/17/2015 - 03/19/2015 (H)	2,300,000	2,298,872
0.13%, 06/09/2015 (H)	5,000,000	4,995,468
Federal National Mortgage Association
0.08%, 02/11/2011 (H)	100,000	99,972
0.09%, 01/12/2015 (H)	1,100,000	1,099,732
0.10%, 01/20/2011 - 02/17/2011 (H)	1,400,000	1,399,580

Total Short-Term U.S. Government Agency Obligations (Cost $34,084,600)		34,084,600

	Contracts	Value
PURCHASED OPTION - 0.7%
Put Option - 0.7%
S&P 500 Index
Index Value $1,650.00
Expires 06/19/2015	266	887,110

Total Purchased Option (Cost $1,040,869)		887,110

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (J)
Put Option - 0.0% (J)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (F)
Expires 09/21/2015
Counterparty: BNP	$ 300,000	13,531

Total Purchased Swaption (Cost $23,689)		13,531

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	23,519,355	$ 23,519,355

Total Securities Lending Collateral (Cost $23,519,355)		23,519,355

	Principal	Value
REPURCHASE AGREEMENTS - 21.2%
Goldman Sachs & Co. 0.01% (H), dated 09/30/2014, to be repurchased at $1,700,000 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/01/2042, and with a value of $1,745,414.	$ 1,700,000	1,700,000
RBC Capital Markets LLC 0.00% (H) (K), dated 09/30/2014, to be repurchased at $11,100,000 on 10/01/2014. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2018, and with a value of $11,278,822.	11,100,000	11,100,000
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2014, to be repurchased at $15,358,878 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/25/2039, and with a value of $15,668,833.	15,358,874	15,358,874

Total Repurchase Agreements (Cost $28,158,874)		28,158,874

Total Investments (Cost $169,151,984) (L)		169,977,450
Other Assets and Liabilities, Net - (27.9)%		(37,083,809)

Net Assets - 100.0%		$ 132,893,641

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 5-Year	BOA	3-Month USD LIBOR BBA	Receive	3.20%	11/18/2014	$3,600,000	$(9,000)	$(1)
Put - OTC 5-Year	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	1,260,000	(22,578)	(19,811)

							$(31,578)	$(19,812)

CENTRALLY CLEARED SWAP AGREEMENTS: (M)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – SELL PROTECTION: (N)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (O)	Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	$9,400,000	$175,782	$91,501	$84,281
North American Investment Grade Index - Series 22	1.00	06/20/2019	88,100,000	1,435,455	1,420,781	14,674

				$1,611,237	$1,512,282	$98,955

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023		$450,000	$5,858	$(2,728)	$8,586
6-Month EURIBOR	1.25	09/13/2018	EUR	525,000	23,685	(1,481)	25,166

					$29,543	$(4,209)	$33,752

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EUR 200,000	$(25,168)	$(1,365)	$(23,803)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS – PAYABLE: (Q)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	USD-3M-LIBOR-BBA	11/17/2014	GSC	102,899	$ (200,177)	$ 0	$ (200,177)

FUTURES CONTRACTS: (R)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	23	12/31/2014	$(6,315)
10-Year U.S. Treasury Note	Long	2	12/19/2014	(1,252)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(4)	12/15/2014	(2,800)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(4)	12/15/2014	3,263
Russell 2000 Mini Index	Long	59	12/19/2014	(346,572)
S&P 500 E-Mini Index	Long	473	12/19/2014	(426,779)

				$(780,455)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	GSC	(144,700,000)	10/02/2014	$(1,390,029)	$70,658
JPY	JPM	144,700,000	10/02/2014	1,329,352	(9,980)
JPY	JPM	(144,700,000)	11/04/2014	(1,329,670)	9,991

					$70,669

VALUATION SUMMARY: (S)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$43,283,668	$—	$43,283,668
U.S. Government Agency Obligations	—	20,525,593	—	20,525,593
Foreign Government Obligations	—	1,320,822	—	1,320,822
Mortgage-Backed Securities	—	690,518	—	690,518
Asset-Backed Securities	—	1,106,191	—	1,106,191
Municipal Government Obligations	—	1,233,520	—	1,233,520
Corporate Debt Securities	—	14,060,801	—	14,060,801
Short-Term U.S. Government Obligations	—	1,092,867	—	1,092,867
Short-Term U.S. Government Agency Obligations	—	34,084,600	—	34,084,600
Purchased Option	887,110	—	—	887,110
Purchased Swaption	—	13,531	—	13,531
Securities Lending Collateral	23,519,355	—	—	23,519,355
Repurchase Agreements	—	28,158,874	—	28,158,874

Total Investments	$24,406,465	$145,570,985	$—	$169,977,450

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$1,611,237	$—	$1,611,237
Interest Rate Swap Agreements	—	29,543	—	29,543
Futures Contracts (T)	3,263	—	—	3,263
Forward Foreign Currency Contracts (T)	—	80,649	—	80,649

Total Derivative Financial Instruments	$3,263	$1,721,429	$—	$1,724,692

LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(19,812)	$—	$(19,812)
Interest Rate Swap Agreements	—	(25,168)	—	(25,168)
Total Return Swap Agreements	—	(200,177)	—	(200,177)
Futures Contracts (T)	(783,718)	—	—	(783,718)
Forward Foreign Currency Contracts (T)	—	(9,980)	—	(9,980)

Total Derivative Financial Instruments	$(783,718)	$(255,137)	$—	$(1,038,855)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $23,041,416. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $2,303,853.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,107,767.
(D)	Step bond. Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2014.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Illiquid. Total aggregate fair value of illiquid securities is $707,146, or 0.53% of the Portfolio’s net assets.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	Rate shown reflects the yield at September 30, 2014.
(I)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Percentage rounds to less than 0.01% or (0.01)%.
(L)	Aggregate cost for federal income tax purposes is $169,151,984. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,301,380 and $475,914, respectively. Net unrealized appreciation for tax purposes is $825,466.
(M)	Cash in the amount of $30,000 has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements.
(N)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(P)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Q)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(R)	Cash in the amount of $22,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(S)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(T)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $2,887,952, or 2.17% of the Portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CSFB	Credit Suisse First Boston
EAFE	Europe, Australia and Southeast Asia
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P	Standard & Poor’s
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.6%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 7,900,000	$ 7,238,375
3.13%, 08/15/2044	600,000	590,437
3.38%, 05/15/2044	200,000	206,500
U.S. Treasury Note
0.25%, 10/31/2014 (B)	11,635,000	11,636,815
0.25%, 01/15/2015 (A) (B)	5,800,000	5,803,399
0.25%, 02/28/2015 - 03/31/2015	1,100,000	1,100,992
0.38%, 11/15/2014 (B)	100,000	100,039
0.50%, 10/15/2014 (B)	1,329,000	1,329,155
1.00%, 08/31/2019 (B)	1,600,000	1,539,626
1.63%, 08/15/2022 (A) (C)	9,200,000	8,735,685
2.13%, 06/30/2021 (A)	1,500,000	1,493,437
2.38%, 08/15/2024 (C)	1,100,000	1,087,282
2.50%, 05/15/2024	500,000	500,313

Total U.S. Government Obligations (Cost $40,830,222)		41,362,055

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,525,000	7,309,506
2.38%, 01/13/2022	4,500,000	4,473,981
Federal National Mortgage Association
0.88%, 10/26/2017	900,000	891,461
1.88%, 09/18/2018	1,800,000	1,818,401
4.50%, 03/01/2039 - 05/01/2041	1,660,139	1,793,977
Financing Corp., PO
Series 2011-75, Class FA
05/11/2018	200,000	188,357

Total U.S. Government Agency Obligations (Cost $16,255,112)		16,475,683

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Province of Ontario Canada
1.65%, 09/27/2019	600,000	587,036
Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 - Reg S (C) (D)	65,500	73,375

Total Foreign Government Obligations (Cost $679,646)		660,411

MORTGAGE-BACKED SECURITIES - 0.3%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class A2
5.31%, 10/10/2045	14,505	14,556
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1
0.59%, 07/25/2035 (E)	49,989	48,350
Commercial Mortgage Trust
Series 2007-GG9, Class A2
5.38%, 03/10/2039	127,741	129,445
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1
2.70%, 11/25/2034 (E)	138,664	140,233
DBRR Trust
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	77,605	77,532

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C8, Class XA
1.63%, 12/15/2048 (E)	$ 977,562	$ 63,769
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5
2.37%, 04/25/2035 (E)	100,000	98,648

Total Mortgage-Backed Securities (Cost $556,861)		572,533

ASSET-BACKED SECURITIES - 0.7%
ACA CLO, Ltd.
Series 2006-1A, Class A1
0.48%, 07/25/2018 - 144A (E)	29,392	29,376
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 05/15/2018	200,000	200,103
FFMLT Trust
Series 2005-FF2, Class M4
1.04%, 03/25/2035 (E)	300,000	271,779
Fore CLO, Ltd.
Series 2007-1A, Class A1A
0.48%, 07/20/2019 - 144A (E)	68,389	68,280
Mercedes-Benz Auto Receivables Trust
Series 2014-1, Class A2
0.43%, 02/15/2017	100,000	99,947
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2
0.62%, 08/25/2035 (E)	100,000	95,145
Northstar Education Finance, Inc.
Series 2012-1, Class A
0.86%, 12/26/2031 - 144A (E)	114,962	115,442
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.40%, 07/15/2036 (E)	172,195	170,795
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4
0.41%, 03/15/2024 (E)	83,224	82,642
SLM Private Education Loan Trust
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (E)	43,368	43,535
SLM Student Loan Trust
Series 2004-10, Class A5A
0.63%, 04/25/2023 - 144A (E)	140,132	140,244

Total Asset-Backed Securities (Cost $1,265,785)		1,317,288

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Bay Area Toll Authority (Revenue Bonds)
Series S1
6.92%, 04/01/2040	100,000	134,740
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	100,000	135,556
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	100,000	99,740

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of California (General Obligation Unlimited)
7.35%, 11/01/2039	$ 150,000	$ 210,008
Utah State Board of Regents (Revenue Bonds)
Series 2012-1, Class A
0.91%, 12/26/2031 (E)	109,754	110,149

Total Municipal Government Obligations (Cost $694,047)		690,193

CORPORATE DEBT SECURITIES - 6.7%
Automobiles - 0.1%
Toyota Motor Credit Corp.
0.52%, 05/17/2016 (E)	100,000	100,359
Banks - 1.2%
Bank of Montreal, Series MTN
2.55%, 11/06/2022 (C)	80,000	77,218
BPCE SA
4.63%, 07/11/2024 - 144A (C)	300,000	293,458
Commonwealth Bank of Australia
0.50%, 09/08/2017 - 144A (E) (F)	400,000	399,764
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021	80,000	87,252
HSBC Holdings PLC
5.10%, 04/05/2021	80,000	90,024
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019 (C)	250,000	248,506
Mizuho Bank, Ltd.
3.60%, 09/25/2024 - 144A (F)	200,000	197,557
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 - Reg S	200,000	196,250
Toronto-Dominion Bank, Series MTN
0.48%, 05/02/2017 (C) (E)	300,000	299,845
Westpac Banking Corp.
0.99%, 09/25/2015 (E)	300,000	302,088
Biotechnology - 0.2%
Amgen, Inc.
3.63%, 05/22/2024	100,000	99,091
4.50%, 03/15/2020 (C)	200,000	217,699
Capital Markets - 0.6%
Goldman Sachs Group, Inc.
0.68%, 03/22/2016 (E)	300,000	300,646
6.15%, 04/01/2018 (C)	80,000	90,205
Goldman Sachs Group, Inc., Series MTN
3.85%, 07/08/2024 (C)	100,000	99,410
Morgan Stanley, Series MTN
6.63%, 04/01/2018 (C)	100,000	114,522
UBS AG, Series MTN
0.61%, 08/14/2017 (E)	250,000	250,993
2.38%, 08/14/2019 (C)	250,000	247,805
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 (C)	20,000	17,800
Eaton Corp.
2.75%, 11/02/2022	125,000	120,520
Consumer Finance - 0.3%
American Express Credit Corp., Series MTN
0.72%, 08/15/2019 (E)	400,000	400,763
2.25%, 08/15/2019	100,000	99,301
PACCAR Financial Corp., Series MTN
0.50%, 02/08/2016 (E)	130,000	130,356

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.7%
American Honda Finance Corp.
0.46%, 11/03/2014 - 144A (E)	$ 200,000	$ 200,051
Bank of America Corp., Series MTN
0.84%, 08/25/2017 (E)	150,000	150,385
6.88%, 04/25/2018	80,000	92,272
Bank of America NA
0.65%, 05/08/2017 (E)	250,000	250,061
Ford Motor Credit Co. LLC
0.75%, 09/08/2017 (E)	300,000	300,345
General Electric Capital Corp.
0.83%, 12/11/2015 (E)	120,000	120,772
Helios Leasing I LLC
1.56%, 09/28/2024	84,675	80,910
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	98,425
Tagua Leasing LLC
1.58%, 11/16/2024	86,654	82,845
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
0.62%, 02/12/2016 (E)	200,000	200,460
0.65%, 03/30/2017 (E)	300,000	300,593
Verizon Communications, Inc.
0.63%, 06/09/2017 (E)	300,000	300,716
1.00%, 06/17/2019 (C) (E)	100,000	101,386
1.76%, 09/15/2016 (E)	300,000	307,565
4.50%, 09/15/2020 (C)	100,000	108,185
Electric Utilities - 0.2%
Duke Energy Corp.
0.62%, 04/03/2017 (E)	100,000	100,348
3.75%, 04/15/2024	100,000	102,518
Duke Energy Progress, Inc.
0.43%, 03/06/2017 (E)	100,000	100,145
FirstEnergy Corp.
2.75%, 03/15/2018 (C)	50,000	50,199
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 - 144A	100,000	98,383
Electrical Equipment - 0.0% (G)
Schneider Electric SE
2.95%, 09/27/2022 - 144A	75,000	73,908
Energy Equipment & Services - 0.1%
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	100,245
Health Care Providers & Services - 0.1%
McKesson Corp.
0.63%, 09/10/2015 (E)	100,000	100,132
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.
1.20%, 02/05/2016 (C)	200,000	200,637
Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022	200,000	194,668
4.50%, 03/11/2044	100,000	103,674
Insurance - 0.3%
Metropolitan Life Global Funding I
2.30%, 04/10/2019 - 144A (C)	300,000	298,685
New York Life Global Funding
1.13%, 03/01/2017 - 144A	100,000	100,003
Reliance Standard Life Global Funding II, Series MTN
2.50%, 04/24/2019 - 144A	100,000	100,034
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	93,991

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.1%
21st Century Fox America, Inc.
3.70%, 09/15/2024 - 144A (C) (F)	$ 200,000	$ 198,225
British Sky Broadcasting Group PLC
3.13%, 11/26/2022 - 144A (C)	40,000	38,950
Multi-Utilities - 0.0% (G)
Sempra Energy
2.88%, 10/01/2022	75,000	73,149
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources, Ltd.
0.61%, 03/30/2016 (E)	100,000	100,230
Devon Energy Corp.
0.68%, 12/15/2015 (E)	100,000	100,384
Dolphin Energy, Ltd.
5.50%, 12/15/2021 - Reg S	200,000	223,500
Petroleos Mexicanos
6.00%, 03/05/2020 (C)	100,000	113,750
Rosneft Finance SA, Series MTN
7.88%, 03/13/2018 - Reg S	100,000	106,625
Statoil ASA
2.45%, 01/17/2023	125,000	119,295
Pharmaceuticals - 0.2%
AbbVie, Inc.
1.00%, 11/06/2015 (E)	200,000	201,400
2.90%, 11/06/2022	150,000	143,418
Johnson & Johnson
0.31%, 11/28/2016 (E)	100,000	100,173
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	100,016
iStar Financial, Inc.
4.00%, 11/01/2017	100,000	97,000
Road & Rail - 0.1%
Aviation Capital Group Corp.
3.88%, 09/27/2016 - 144A	100,000	102,854
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (C)	100,000	97,530
Software - 0.2%
Oracle Corp.
0.74%, 10/08/2019 (C) (E)	200,000	200,788
2.80%, 07/08/2021 (C)	100,000	99,254
4.30%, 07/08/2034 (C)	100,000	100,724
Specialty Retail - 0.1%
QVC, Inc.
4.85%, 04/01/2024	100,000	102,425
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.54%, 05/06/2019 (C) (E)	300,000	300,271
3.45%, 05/06/2024 (C)	100,000	100,994
Tobacco - 0.1%
Reynolds American, Inc.
4.85%, 09/15/2023 (C)	100,000	106,512
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.90%, 03/22/2023 - 144A	100,000	101,385
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023 (C)	22,000	21,972
6.38%, 03/01/2025 (C)	22,000	21,945

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
VimpelCom Holdings BV
5.20%, 02/13/2019 - 144A	$ 200,000	$ 192,700

Total Corporate Debt Securities (Cost $12,297,987)		12,259,442

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bill
0.02%, 01/08/2015 (A) (B) (H)	431,000	430,976
0.03%, 01/02/2015 (B) (H)	1,900,000	1,899,875
0.05%, 02/26/2015 (A) (B) (H)	669,000	668,871

Total Short-Term U.S. Government Obligations (Cost $2,999,722)		2,999,722

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.3%
Federal Farm Credit Discount Notes
0.11%, 03/31/2015 (H)	400,000	399,779
Federal Home Loan Bank
0.06%, 12/12/2014 (H)	1,100,000	1,099,868
0.07%, 03/25/2015 (H)	19,600,000	19,593,807
0.08%, 10/24/2014 - 03/18/2015 (H)	1,000,000	999,659
0.09%, 02/18/2011 - 03/13/2015 (H)	7,400,000	7,397,069
0.10%, 01/26/2011 - 03/06/2015 (H)	19,200,000	19,192,278
0.12%, 05/08/2015 - 05/19/2015 (H)	3,000,000	2,997,775
0.17%, 09/04/2015 - 09/09/2015 (H)	700,000	698,873
Federal Home Loan Mortgage Corp.
0.07%, 04/28/2015 (H)	9,200,000	9,196,261
0.08%, 11/26/2014 (H)	100,000	99,988
0.09%, 02/17/2011 - 03/19/2015 (H)	13,400,000	13,395,737
0.10%, 02/04/2011 - 02/19/2015 (H)	600,000	599,786
0.11%, 03/19/2015 (H)	1,500,000	1,499,261
0.12%, 05/27/2015 (H)	700,000	699,445
0.13%, 06/09/2015 (H)	1,600,000	1,598,550
0.15%, 07/07/2015 (H)	400,000	399,535
Federal National Mortgage Association
0.08%, 02/11/2011 - 01/05/2015 (H)	2,300,000	2,299,503
0.09%, 01/12/2015 (H)	3,100,000	3,099,246
0.10%, 01/20/2011 - 02/17/2011 (H)	2,000,000	1,999,396
0.11%, 03/02/2015 - 03/16/2015 (H)	4,500,000	4,497,835
0.14%, 06/01/2015 (H)	900,000	899,150
0.15%, 07/01/2015 (H)	1,200,000	1,198,635

Total Short-Term U.S. Government Agency Obligations (Cost $93,861,436)		93,861,436

	Contracts	Value
PURCHASED OPTION - 1.1%
Put Option - 1.1%
S&P 500 Index
Index Value $1,650.00
Expires 06/19/2015	619	2,064,365

Total Purchased Option (Cost $2,422,172)		2,064,365

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (G)
Put Option - 0.0% (G)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (F)
Expires 09/21/2015
Counterparty: BNP	$ 150,000	$ 6,766

Total Purchased Swaption (Cost $11,845)		6,766

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	13,075,632	13,075,632

Total Securities Lending Collateral (Cost $13,075,632)		13,075,632

	Principal	Value
REPURCHASE AGREEMENTS - 9.3%
Goldman Sachs & Co. 0.01% (H), dated 09/30/2014, to be repurchased at $1,000,000 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/01/2042, and with a value of $1,028,270.	$ 1,000,000	1,000,000
RBC Capital Markets LLC 0.00% (H) (I), dated 09/30/2014, to be repurchased at $5,200,000 on 10/01/2014. Collateralized by a U.S. Government Obligation, 1.38%, due 01/31/2020, and with a value of $5,291,996.	5,200,000	5,200,000
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2014, to be repurchased at $10,816,567 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/25/2039, and with a value of $11,033,837.	10,816,564	10,816,564

Total Repurchase Agreements (Cost $17,016,564)		17,016,564

Total Investments (Cost $201,967,031) (J)		202,362,090
Other Assets and Liabilities, Net - (10.7)%		(19,510,982)

Net Assets - 100.0%		$ 182,851,108

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 5-Year	BOA	3-Month USD LIBOR BBA	Receive	3.20%	11/18/2014	$2,300,000	$(5,750)	$(1)
Put - OTC 5-Year	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	630,000	(11,289)	(9,905)

							$(17,039)	$(9,906)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – SELL PROTECTION: (L)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	$4,300,000	$80,412	$42,238	$38,174
North American Investment Grade Index - Series 22	1.00	06/20/2019	56,700,000	923,840	915,234	8,606

				$1,004,252	$957,472	$46,780

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023		$200,000	$2,604	$(1,165)	$3,769
6-Month EURIBOR	1.25	09/13/2018	EUR	270,000	12,471	(762)	13,233

					$15,075	$(1,927)	$17,002

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EURIBOR	2.00%	01/29/2024	EUR	100,000	$(12,584)	$(683)	$(11,901)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS – PAYABLE: (O)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	USD-3M-LIBOR-BBA	11/17/2014	GSC	425,395	$(849,472)	$0	$(849,472)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	7	12/31/2014	$(1,922)
10-Year U.S. Treasury Note	Long	2	12/19/2014	(1,252)
OTC Call Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(3)	12/15/2014	(2,104)
OTC Put Options Strike @ EUR 99.50 on 3-Month EURIBOR Futures (Counterparty: CSFB)	Short	(3)	12/15/2014	2,475
Russell 2000 Mini Index	Long	82	12/19/2014	(484,417)
S&P 500 E-Mini Index	Long	1,112	12/19/2014	(1,024,733)

				$(1,511,953)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	GSC	(82,700,000)	10/02/2014	$(794,440)	$40,383
JPY	JPM	82,700,000	10/02/2014	759,761	(5,704)
JPY	JPM	(82,700,000)	11/04/2014	(759,942)	5,710

					$40,389

VALUATION SUMMARY: (P)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$41,362,055	$—	$41,362,055
U.S. Government Agency Obligations	—	16,475,683	—	16,475,683
Foreign Government Obligations	—	660,411	—	660,411
Mortgage-Backed Securities	—	572,533	—	572,533
Asset-Backed Securities	—	1,317,288	—	1,317,288
Municipal Government Obligations	—	690,193	—	690,193
Corporate Debt Securities	—	12,259,442	—	12,259,442
Short-Term U.S. Government Obligations	—	2,999,722	—	2,999,722
Short-Term U.S. Government Agency Obligations	—	93,861,436	—	93,861,436
Purchased Option	2,064,365	—	—	2,064,365
Purchased Swaption	—	6,766	—	6,766
Securities Lending Collateral	13,075,632	—	—	13,075,632
Repurchase Agreements	—	17,016,564	—	17,016,564

Total Investments	$15,139,997	$187,222,093	$—	$202,362,090

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$1,004,252	$—	$1,004,252
Interest Rate Swap Agreements	—	15,075	—	15,075
Futures Contracts (Q)	2,475	—	—	2,475
Forward Foreign Currency Contracts (Q)	—	46,093	—	46,093

Total Derivative Financial Instruments	$2,475	$1,065,420	$—	$1,067,895

LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(9,906)	$—	$(9,906)
Interest Rate Swap Agreements	—	(12,584)	—	(12,584)
Total Return Swap Agreements	—	(849,472)	—	(849,472)
Futures Contracts (Q)	(1,514,428)	—	—	(1,514,428)
Forward Foreign Currency Contracts (Q)	—	(5,704)	—	(5,704)

Total Derivative Financial Instruments	$(1,514,428)	$(877,666)	$—	$(2,392,094)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $1,103,726.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $6,406,728.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $12,809,676. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Step bond. Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2014.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Illiquid. Total aggregate fair value of illiquid securities is $802,312, or 0.44% of the Portfolio’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate shown reflects the yield at September 30, 2014.
(I)	Percentage rounds to less than 0.01% or (0.01)%.
(J)	Aggregate cost for federal income tax purposes is $201,967,031. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $927,519 and $532,460, respectively. Net unrealized appreciation for tax purposes is $395,059.
(K)	Cash in the amount of $38,000 has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements.
(L)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(P)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Q)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $2,870,366, or 1.57% of the Portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CSFB	Credit Suisse First Boston
EAFE	Europe, Australia and Southeast Asia
ETF	Exchange-Traded Fund
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over the Counter
PO	Principal only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P	Standard & Poor’s

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 13.6%
U.S. Treasury Bond
3.13%, 08/15/2044 (A)	$ 33,200,000	$ 32,670,858
3.38%, 05/15/2044	2,300,000	2,374,750
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2025 (A)	75,963,996	88,972,830
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 (A) (B) (C) (D)	50,317,148	49,161,414
0.13%, 07/15/2022	11,292,945	11,023,857
0.13%, 01/15/2023 (B)	11,354,090	10,985,082
0.38%, 07/15/2023 (C)	25,594,500	25,316,569
1.13%, 01/15/2021 (B) (C) (D)	47,377,590	49,694,639
1.25%, 07/15/2020 (A) (C)	546,240	579,953

Total U.S. Government Obligations (Cost $276,086,052)		270,779,952

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.9%
Federal Home Loan Mortgage Corp.
1.32%, 10/25/2044 (E)	1,371,496	1,420,021
1.52%, 07/25/2044 (E)	685,887	710,570
1.86%, 09/01/2035 (E)	142,054	148,521
2.36%, 08/01/2023 (E)	41,731	43,482
2.43%, 09/01/2035 (E)	1,053,973	1,132,081
6.50%, 07/25/2043	78,701	87,854
Federal Home Loan Mortgage Corp., TBA
4.00% (F)	1,000,000	1,049,687
Federal Home Loan Mortgage Corp. REMIC
0.50%, 12/15/2029 (E)	39,636	39,841
Federal National Mortgage Association
1.32%, 06/01/2043 (E)	191,096	196,413
1.76%, 08/01/2035 (E)	694,749	732,785
1.87%, 08/01/2035 (E)	18,112	19,013
1.98%, 12/01/2034 (E)	11,109	11,693
2.00%, 08/01/2036 (E)	273,565	292,416
2.12%, 05/01/2035 (E)	624,382	652,358
2.17%, 09/01/2035 (E)	1,705,483	1,814,531
2.26%, 07/01/2032 (E)	6,606	6,658
2.30%, 10/01/2035 (E)	14,725	15,611
2.34%, 01/01/2028 (E)	43,286	46,336
3.50%, 02/01/2026	210,386	221,636
4.00%, 12/01/2040 - 03/01/2041	739,077	781,662
4.50%, 05/01/2019 - 07/01/2041	331,363	353,856
5.00%, 10/01/2020 - 10/01/2041	11,331,149	12,500,322
5.50%, 12/01/2017 - 09/01/2027	433,735	479,350
6.00%, 04/01/2041	722,862	819,136
Federal National Mortgage Association, TBA
5.00% (F)	11,000,000	11,611,384
5.00%	150,000,000	165,152,922
Federal National Mortgage Association REMIC
0.35%, 10/27/2037 (E)	10,700,000	10,678,086
0.70%, 09/25/2041 (E)	37,258,980	37,617,076
6.50%, 06/17/2038	1,150,380	1,181,868
Government National Mortgage Association
6.50%, 06/20/2032	3,621	4,140
Overseas Private Investment Corp.
2.07%, 05/15/2021	27,690,445	27,637,556

Total U.S. Government Agency Obligations (Cost $275,512,985)		277,458,865

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 12.5%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/2015 - 01/01/2016 (G)	BRL 72,000,000	$ 26,348,562
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
0.75%, 04/15/2018	EUR 33,350,625	44,268,452
Italy Buoni Poliennali del Tesoro
1.15%, 05/15/2017	8,600,000	11,026,254
2.25%, 05/15/2016	7,800,000	10,148,628
3.75%, 04/15/2016	400,000	531,391
4.75%, 06/01/2017	6,700,000	9,393,899
Italy Certificati di Credito del Tesoro
Zero Coupon, 04/29/2016 (G)	21,900,000	27,485,159
Mexican Bonos
9.50%, 12/18/2014	MXN 98,000,000	7,391,479
Spain Government Bond
2.10%, 04/30/2017	EUR 22,000,000	28,949,556
3.25%, 04/30/2016	26,900,000	35,557,643
3.30%, 07/30/2016	13,800,000	18,376,551
3.80%, 01/31/2017	7,600,000	10,361,762
4.25%, 10/31/2016	7,600,000	10,372,782
5.50%, 07/30/2017	5,700,000	8,205,790
Vnesheconombank Via VEB Finance PLC
5.38%, 02/13/2017 - 144A	$ 300,000	300,750

Total Foreign Government Obligations (Cost $268,105,911)		248,718,658

MORTGAGE-BACKED SECURITIES - 7.8%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.61%, 01/25/2036 (E)	293,118	256,109
Series 2005-4, Class 1A1
2.72%, 08/25/2035 (E)	224,679	195,123
Series 2005-5, Class 2A1
2.73%, 09/25/2035 (E)	256,468	231,106
Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	4,929	4,811
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	140,160	144,998
Series 2005-14, Class 2A1
0.36%, 05/25/2035 (E)	308,005	263,921
Series 2005-56, Class 5A2
0.92%, 11/25/2035 (E)	772,874	659,323
Series 2005-62, Class 2A1
1.12%, 12/25/2035 (E)	4,627	3,878
Series 2005-81, Class A1
0.43%, 02/25/2037 (E)	1,762,858	1,413,849
Series 2006-OA1, Class 2A1
0.36%, 03/20/2046 (E)	1,369,363	1,076,635
Series 2006-OA17, Class 1A1A
0.35%, 12/20/2046 (E)	4,324,776	3,339,432
Series 2006-OA19, Class A1
0.33%, 02/20/2047 (E)	1,671,744	1,254,873
Series 2006-OA9, Class 2A1A
0.36%, 07/20/2046 (E)	8,234	5,684
Series 2007-HY4, Class 1A1
2.56%, 06/25/2037 (E)	3,574,023	2,964,649
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.36%, 10/25/2046 (E)	3,477,829	2,370,238
Series 2006-5, Class A1
1.04%, 11/25/2046 (E)	735,012	403,109

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
1.83%, 09/25/2045 (E)	$ 4,882	$ 4,719
Banc of America Funding Trust
Series 2005-D, Class A1
2.63%, 05/25/2035 (E)	91,278	93,540
Series 2006-J, Class 4A1
2.83%, 01/20/2047 (E)	125,219	96,677
Series 2009-R6, Class 3A1
2.04%, 01/26/2037 - 144A (E)	1,306,742	1,306,043
Banc of America Funding, Ltd.
Series 2012-R5, Class A
0.42%, 10/03/2039 - 144A (E) (H)	6,937,626	6,899,900
Banc of America Mortgage Trust
Series 2004-L, Class 2A1
2.77%, 01/25/2035 (E)	606,157	584,971
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A
5.68%, 02/17/2051 - 144A (E)	18,456,566	19,731,546
BCAP LLC Trust
Series 2013-RR12, Class 1A3
0.66%, 05/26/2035 - 144A (E)	253,579	232,613
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.58%, 11/25/2036 (E)	993,851	682,954
Series 2006-8, Class 3A1
0.31%, 02/25/2034 (E)	690,602	635,843
Series 2006-R1, Class 2E21
2.50%, 08/25/2036 (E)	718,999	359,697
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.44%, 08/25/2033 (E)	1,016,136	1,037,488
Series 2003-8, Class 2A1
2.74%, 01/25/2034 (E)	62,685	64,544
Series 2003-8, Class 4A1
2.76%, 01/25/2034 (E)	153,315	155,987
Series 2003-9, Class 2A1
2.79%, 02/25/2034 (E)	141,714	139,802
Series 2004-10, Class 22A1
2.56%, 01/25/2035 (E)	199,958	199,639
Series 2005-2, Class A2
2.53%, 03/25/2035 (E)	322,096	325,693
Series 2005-5, Class A2
2.26%, 08/25/2035 (E)	287,011	291,072
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.51%, 01/26/2036 (E)	584,401	460,804
Series 2007-R6, Class 2A1
2.56%, 12/26/2046 (E)	391,500	301,455
Berica 8 Residential MBS Srl
Series 2008, Class A
0.62%, 03/31/2048 - Reg S (E)	EUR 20,458,843	25,236,090
Berica ABS Srl
Series 2011-1, Class A1
0.38%, 12/31/2055 - Reg S (E)	10,370,099	13,032,861
CD Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (E)	$ 372,174	409,118
ChaseFlex Trust
Series 2007-3, Class 1A2
0.61%, 07/25/2037 (E)	2,169,632	1,306,301
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.50%, 10/19/2032 (E)	59,702	51,187
Series 2004-12, Class 11A1

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust (continued)
2.62%, 08/25/2034 (E)	$ 91,038	$ 80,889
Series 2005-HY10, Class 5A1
5.03%, 02/20/2036 (E)	290,223	259,678
Series 2006-OA5, Class 2A2
0.45%, 04/25/2046 (E)	242,766	152,297
Citigroup Mortgage Loan Trust
Series 2007-10, Class 22AA
2.77%, 09/25/2037 (E)	2,953,313	2,490,910
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.20%, 09/25/2035 (E)	497,701	500,647
Series 2005-6, Class A2
2.28%, 09/25/2035 (E)	367,322	369,030
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.19%, 06/25/2033 (E)	594,375	592,259
Deutsche Alt-a Securities, Inc., Mortgage Loan Trust
Series 2005-AR1, Class 2A1
1.82%, 08/25/2035 (E)	178,173	142,967
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 (E)	107,457	101,278
Granite Mortgages PLC
Series 2003-3, Class 3A
0.94%, 01/20/2044 - Reg S (E)	GBP 315,320	510,466
Series 2004-3, Class 3A2
0.95%, 09/20/2044 - Reg S (E)	1,814,888	2,936,909
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.35%, 12/25/2046 (E)	$ 618,410	347,550
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
2.79%, 10/25/2033 (E)	195,023	191,677
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (E)	506,184	510,416
Series 2006-AR1, Class 2A1
2.74%, 01/25/2036 (E)	7,799	7,344
HarborView Mortgage Loan Trust
Series 2005-4, Class 4A
2.71%, 07/19/2035 (E)	302,426	271,257
Series 2006-1, Class 2A1A
0.39%, 03/19/2036 (E)	2,060,087	1,493,736
Series 2006-5, Class 2A1A
0.33%, 07/19/2046 (E)	1,076,071	704,170
Series 2006-7, Class 2A1A
0.35%, 09/19/2046 (E)	498,495	386,209
Series 2007-1, Class 2A1A
0.28%, 03/19/2037 (E)	1,211,343	1,005,610
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.54%, 12/25/2034 (E)	70,290	65,362
Series 2006-AR12, Class A1
0.34%, 09/25/2046 (E)	645,545	556,069
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
2.65%, 02/25/2035 (E)	104,242	103,386
Series 2007-A1, Class 5A5
2.61%, 07/25/2035 (E)	1,424,590	1,461,775
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (E)	3,538,269	3,915,077

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Luminent Mortgage Trust
Series 2006-6, Class A1
0.35%, 10/25/2046 (E)	$ 470,528	$ 406,179
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.55%, 03/25/2036 (E)	287,483	83,389
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.57%, 10/25/2035 (E)	6,460,154	6,371,352
Series 2005-2, Class 2A
2.35%, 10/25/2035 (E)	251,877	255,225
Series 2005-2, Class 3A
1.15%, 10/25/2035 (E)	97,048	92,444
Series 2005-3, Class 4A
0.40%, 11/25/2035 (E)	45,488	43,215
Series 2005-A10, Class A
0.36%, 02/25/2036 (E)	313,456	288,356
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.22%, 01/25/2047 (E)	146,555	145,978
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	669,363	686,701
RALI Trust
Series 2005-QO3, Class A1
0.55%, 10/25/2045 (E)	437,006	338,543
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
5.77%, 01/25/2034 - 144A (E)	462,523	478,541
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	458,870	480,448
Series 2005-R2, Class 1AF1
0.49%, 06/25/2035 - 144A (E)	801,320	717,120
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.55%, 01/25/2046 (E)	525,672	283,702
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	9,184	9,528
Series 2005-SA4, Class 1A21
2.96%, 09/25/2035 (E)	833,375	699,376
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B
0.38%, 06/12/2044 - Reg S (E)	11,632,270	11,128,104
Selkirk No. 2, Ltd.
Series 2002, Class A
1.18%, 02/20/2041 - 144A	1,531,239	1,529,868
Sequoia Mortgage Trust
Series 2010, Class 2A1
0.91%, 10/20/2027 (E)	32,705	30,818
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.42%, 09/25/2034 (E)	224,975	227,012
Series 2004-20, Class 3A1
2.49%, 01/25/2035 (E)	258,818	253,096
Series 2005-17, Class 3A1
2.53%, 08/25/2035 (E)	87,960	82,332
Series 2005-18, Class 3A1
2.54%, 09/25/2035 (E)	2,968,504	2,544,955
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.40%, 07/19/2035 (E)	131,918	120,140
Series 2005-AR5, Class A2
0.40%, 07/19/2035 (E)	104,325	100,450

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust (continued)
Series 2005-AR5, Class A3
0.40%, 07/19/2035 (E)	$ 201,389	$ 187,201
Series 2005-AR8, Class A1A
0.43%, 02/25/2036 (E)	272,384	217,415
Series 2006-AR3, Class 12A1
0.37%, 05/25/2036 (E)	1,720,797	1,284,048
Series 2006-AR6, Class 2A1
0.34%, 07/25/2046 (E)	4,712,173	3,836,633
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1
0.81%, 09/19/2032 (E)	33,245	32,539
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR2, Class A
1.93%, 02/27/2034 (E)	72,323	71,629
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (E)	2,332,864	2,367,229
Series 2004-AR1, Class A
2.41%, 03/25/2034 (E)	199,904	200,646
Series 2006-AR10, Class 1A1
2.23%, 09/25/2036 (E)	1,406,275	1,278,630
Series 2006-AR17, Class 1A
0.94%, 12/25/2046 (E)	777,560	645,134
Series 2006-AR19, Class 1A1A
0.85%, 01/25/2047 (E)	214,243	200,751
Series 2006-AR3, Class A1A
1.12%, 02/25/2046 (E)	880,493	835,602
Series 2006-AR7, Class 3A
2.18%, 07/25/2046 (E)	1,607,752	1,458,710
Series 2006-AR7, Class C1B2
0.37%, 07/25/2046 (E)	37,787	2,450
Series 2006-AR9, Class 2A
2.18%, 08/25/2046 (E)	1,421,804	1,334,081
Series 2007-HY1, Class 1A1
2.19%, 02/25/2037 (E)	480,214	401,268
Series 2007-OA1, Class A1A
0.82%, 02/25/2047 (E)	1,524,882	1,254,791
Series 2007-OA3, Class 2A1A
0.88%, 04/25/2047 (E)	485,385	438,029
Series 2007-OA6, Class 1A
0.93%, 07/25/2047 (E)	746,967	648,653
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (E)	293,217	294,299
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (E)	3,225,122	3,302,677
Series 2006-AR4, Class 2A6
5.59%, 04/25/2036 (E)	259,160	85,924
Series 2006-AR8, Class 2A4
2.61%, 04/25/2036 (E)	617,923	605,527

Total Mortgage-Backed Securities (Cost $147,134,176)		155,765,988

ASSET-BACKED SECURITIES - 3.3%
ABFC Trust
Series 2004-OPT4, Class A1
0.77%, 04/25/2034 (E)	954,373	944,295
Series 2005-OPT1, Class A1MZ
0.50%, 07/25/2035 (E)	82,417	81,223
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A
0.35%, 02/25/2036 (E)	10,496,559	10,401,176

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
ALM V, Ltd.
Series 2012-5A, Class A1R
1.46%, 02/13/2023 - 144A (E)	$ 3,100,000	$ 3,099,764
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1
0.54%, 03/25/2036 (E)	200,000	168,943
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.73%, 07/25/2032 (E)	6,344	5,830
Avoca CLO III PLC
Series III-X, Class A
0.44%, 09/15/2021 - Reg S (E)	EUR 792,197	996,983
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.81%, 10/25/2032 (E)	$ 20,342	19,340
Series 2006-SD3, Class 21A1
2.81%, 07/25/2036 (E)	182,852	173,124
Series 2006-SD4, Class 1A1
2.97%, 10/25/2036 (E)	597,253	584,886
Celf Loan Partners II PLC
Series 2005-2X, Class A
0.58%, 12/15/2021 - Reg S (E)	EUR 1,476,089	1,859,621
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.58%, 04/20/2023 - 144A (E)	$ 7,000,000	7,001,904
Countrywide Asset-Backed Certificates
Series 2003-BC1, Class A1
0.95%, 03/25/2033 (E)	49,759	45,870
Series 2005-AB1, Class A3
0.75%, 08/25/2035 (E)	2,312,981	2,275,814
Gazprom OAO Via GAZ Capital SA
8.15%, 04/11/2018 - 144A	1,200,000	1,314,168
Home Equity Asset Trust
Series 2002-1, Class A4
0.76%, 11/25/2032 (E)	1,283	1,131
Lehman XS Trust
Series 2006-GP4, Class 2A2
0.38%, 08/25/2046 (E)	16,086	1,123
National Collegiate Student Loan Trust
Series 2005-1, Class A4
0.39%, 11/27/2028 (E)	3,107,191	3,046,042
Nautique Funding, Ltd.
Series 2006-1A, Class A1A
0.48%, 04/15/2020 - 144A (E)	6,280,085	6,258,004
New Century Home Equity Loan Trust
Series 2005-C, Class A2C
0.40%, 12/25/2035 (E)	2,614,183	2,555,021
Series 2005-D, Class A2C
0.38%, 02/25/2036 (E)	921,344	918,223
Option One Mortgage Loan Trust
Series 2001-4, Class A
0.75%, 01/25/2032 (E)	142,432	125,762
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR
1.53%, 12/15/2022 - 144A (E)	10,000,000	9,999,970
RAMP Trust
Series 2004-RS11, Class M2
1.80%, 11/25/2034 (E)	320,539	301,951
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	103,359	111,431
Series 2004-20C, Class 1
4.34%, 03/01/2024	758,510	793,237
Series 2008-20L, Class 1
6.22%, 12/01/2028	2,117,405	2,401,237

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust
Series 2005-3, Class M3
0.98%, 06/25/2035 (E)	$ 400,000	$ 356,178
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A1
0.25%, 01/25/2037 - 144A (E)	135,073	134,433
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-HF1, Class A
0.73%, 01/25/2033 (E)	1,067	990
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A2
0.42%, 03/20/2017	7,200,000	7,197,761
Wood Street CLO BV
Series I, Class A
0.66%, 11/22/2021 - Reg S (E)	EUR 2,477,268	3,113,152

Total Asset-Backed Securities (Cost $65,825,526)		66,288,587

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.2%
Bay Area Toll Authority (Revenue Bonds)
6.91%, 10/01/2050	$ 8,100,000	11,520,387
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Series A-2
5.88%, 06/01/2030 - 06/01/2047	4,400,000	3,517,528
California State Public Works Board (Revenue Bonds)
7.80%, 03/01/2035	400,000	516,396
Chicago Transit Authority (Revenue Bonds)
Series A
6.90%, 12/01/2040	11,300,000	13,778,994
Series B
6.90%, 12/01/2040	7,600,000	9,267,288
Golden State Tobacco Securitization Corp. (Revenue Bonds)
Series A-1
5.13%, 06/01/2047	300,000	219,753
Kentucky State Property & Building Commission (Revenue Bonds)
Series C
4.30%, 11/01/2019	500,000	538,490
4.40%, 11/01/2020	600,000	654,750
5.37%, 11/01/2025	1,100,000	1,241,064
Metropolitan Water District of Southern California (Revenue Bonds)
Series A
6.95%, 07/01/2040	6,700,000	7,957,925
New Jersey State Turnpike Authority (Revenue Bonds)
Series B
5.00%, 01/01/2027	200,000	231,574
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds)
4.73%, 11/01/2023	900,000	1,003,941
4.91%, 11/01/2024	600,000	679,278
5.08%, 11/01/2025	600,000	692,766
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	18,100,000	18,052,940
State of California (General Obligation Unlimited)
7.50%, 04/01/2034	1,100,000	1,567,071
7.55%, 04/01/2039	3,400,000	4,962,912

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tobacco Securitization Authority of Southern California (Revenue Bonds)
5.13%, 06/01/2046	$ 3,100,000	$ 2,425,657
Tobacco Settlement Finance Authority (Revenue Bonds)
Series A
7.47%, 06/01/2047	2,370,000	2,035,214
Tobacco Settlement Financing Corp. (Revenue Bonds)
Series 1A
5.00%, 06/01/2041	4,000,000	2,945,120

Total Municipal Government Obligations (Cost $78,229,685)		83,809,048

CORPORATE DEBT SECURITIES - 32.9%
Automobiles - 2.0%
Daimler Finance North America LLC
0.83%, 01/09/2015 - 144A (E)	3,400,000	3,404,002
1.65%, 04/10/2015 - 144A	3,300,000	3,319,292
Volkswagen International Finance NV
1.63%, 03/22/2015 - 144A (A)	33,000,000	33,189,948
Banks - 6.2%
Abbey National Treasury Services PLC
3.88%, 11/10/2014 - 144A	1,100,000	1,103,919
Banco Santander Chile
1.13%, 04/11/2017 - 144A (E)	7,900,000	7,923,566
Bank of Nova Scotia
0.54%, 04/11/2017 (E)	2,700,000	2,701,350
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,008,950
10.18%, 06/12/2021 - 144A (A)	5,520,000	7,506,217
BPCE SA
4.63%, 07/11/2024 - 144A	11,000,000	10,760,123
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (E) (I)	1,910,000	2,525,975
Eksportfinans ASA
2.00%, 09/15/2015 (A)	1,320,000	1,318,350
HBOS PLC, Series MTN
0.78%, 03/21/2017 (E)	EUR 300,000	376,831
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A (E) (I)	$ 100,000	150,500
ING Bank NV
0.57%, 01/04/2016 - 144A (E)	18,200,000	18,218,127
Lloyds Bank PLC
12.00%, 12/16/2024 - 144A (E) (I)	16,500,000	24,172,500
Mizuho Bank, Ltd.
0.68%, 09/25/2017 - 144A (E) (H)	300,000	299,820
Royal Bank of Scotland NV, Series MTN
0.93%, 03/09/2015 (A) (E)	2,100,000	2,092,125
Wells Fargo & Co.
7.98%, 03/15/2018 (E) (I)	8,700,000	9,520,410
Wells Fargo & Co., Series MTN
0.53%, 06/02/2017 (E)	32,100,000	32,108,218
Capital Markets - 2.5%
Goldman Sachs Group, Inc.
0.50%, 11/17/2014 (E)	EUR 900,000	1,137,234
Goldman Sachs Group, Inc., Series MTN
1.33%, 11/15/2018 (E)	$ 3,300,000	3,357,294
Morgan Stanley
0.71%, 10/15/2015 (E)	1,100,000	1,103,418
3.45%, 11/02/2015	13,800,000	14,190,678
Morgan Stanley, Series MTN
0.68%, 10/18/2016 (E)	4,597,000	4,609,210
4.10%, 01/26/2015	2,400,000	2,427,022
6.25%, 08/28/2017	5,500,000	6,179,503
6.63%, 04/01/2018	13,900,000	15,918,613

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG, Series MTN
5.88%, 12/20/2017	$ 1,569,000	$ 1,766,490
Consumer Finance - 2.9%
Ally Financial, Inc.
4.63%, 06/26/2015	9,000,000	9,125,100
5.50%, 02/15/2017	1,800,000	1,872,000
6.75%, 12/01/2014	1,500,000	1,507,500
8.00%, 03/15/2020	8,880,000	10,345,200
8.30%, 02/12/2015	5,100,000	5,202,000
HSBC Finance Corp.
5.00%, 06/30/2015	2,220,000	2,293,136
Navient LLC, Series MTN
3.88%, 09/10/2015	2,765,000	2,799,562
4.88%, 06/17/2019 (A)	11,100,000	11,100,000
5.00%, 04/15/2015	600,000	609,000
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015	3,800,000	3,885,500
6.50%, 09/15/2017 (A)	8,400,000	8,862,000
Diversified Financial Services - 7.6%
American Honda Finance Corp., Series MTN
0.23%, 06/04/2015 (E)	13,500,000	13,501,674
Bank of America Corp.
4.50%, 04/01/2015	3,100,000	3,160,326
6.50%, 08/01/2016	4,500,000	4,911,521
7.63%, 06/01/2019	15,000,000	18,120,855
Bank of America Corp., Series MTN
5.00%, 01/15/2015	1,100,000	1,114,244
5.65%, 05/01/2018	7,900,000	8,787,154
6.40%, 08/28/2017	11,200,000	12,598,824
Bear Stearns Cos. LLC
5.70%, 11/15/2014	4,400,000	4,409,042
6.40%, 10/02/2017	2,200,000	2,488,567
7.25%, 02/01/2018	1,500,000	1,745,073
Blackstone CQP Holdco, LP
2.32%, 03/18/2019 (H) (J)	1,000,000	997,835
Citigroup, Inc.
2.25%, 08/07/2015	3,232,000	3,266,624
4.75%, 05/19/2015	2,982,000	3,060,173
6.00%, 08/15/2017	5,300,000	5,935,873
Ford Motor Credit Co. LLC
2.75%, 05/15/2015	6,500,000	6,584,831
5.63%, 09/15/2015	10,845,000	11,338,990
7.00%, 04/15/2015	2,000,000	2,068,800
General Motors Financial Co., Inc.
2.75%, 05/15/2016 (A)	4,500,000	4,533,750
GMAC International Finance BV
7.50%, 04/21/2015 - Reg S	EUR 750,000	978,927
JPMorgan Chase & Co.
0.75%, 02/15/2017 (E)	$ 25,400,000	25,519,507
6.30%, 04/23/2019 (A)	5,400,000	6,263,644
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,788,893
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017	4,000,000	10,000
Tayarra, Ltd.
3.63%, 02/15/2022	8,528,102	9,006,912
Diversified Telecommunication Services - 2.9%
AT&T, Inc.
0.65%, 03/30/2017 (E)	7,300,000	7,314,440
BellSouth Corp.
4.18%, 04/26/2021 - 144A (H)	20,800,000	21,226,754

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
British Telecommunications PLC
2.00%, 06/22/2015	$ 6,000,000	$ 6,060,456
KT Corp.
4.88%, 07/15/2015 - 144A (A)	900,000	925,675
Verizon Communications, Inc.
0.63%, 06/09/2017 (E)	11,200,000	11,226,723
1.76%, 09/15/2016 (E)	6,000,000	6,151,296
1.98%, 09/14/2018 (E)	1,000,000	1,053,420
2.50%, 09/15/2016	1,200,000	1,231,550
3.65%, 09/14/2018	3,300,000	3,476,999
Electric Utilities - 0.6%
Pacific Gas & Electric Co.
0.43%, 05/11/2015 (E)	12,400,000	12,406,547
Energy Equipment & Services - 0.0% (K)
Kinder Morgan, Inc., Series MTN
7.80%, 08/01/2031	125,000	151,250
Food & Staples Retailing - 0.1%
Walgreen Co.
1.00%, 03/13/2015 (A)	1,449,000	1,452,663
Food Products - 0.5%
Kraft Foods Group, Inc.
1.63%, 06/04/2015	8,900,000	8,966,243
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020	2,800,000	3,192,339
Health Care Providers & Services - 0.3%
HCA, Inc.
6.38%, 01/15/2015 (A)	4,684,000	4,724,985
6.50%, 02/15/2016 (A)	1,410,000	1,471,687
Hotels, Restaurants & Leisure - 0.8%
MGM Resorts International
7.50%, 06/01/2016	7,925,000	8,459,937
7.63%, 01/15/2017 (A)	6,500,000	7,068,750
Insurance - 0.6%
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A (H)	11,300,000	11,410,322
Media - 1.4%
DISH DBS Corp.
6.63%, 10/01/2014	8,000,000	8,000,000
7.75%, 05/31/2015	19,800,000	20,468,250
Metals & Mining - 0.8%
Anglo American Capital PLC
1.18%, 04/15/2016 - 144A (A) (E) (H)	11,400,000	11,464,182
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S	3,000,000	2,670,000
MMC Norilsk Nickel OJSC via MMC Finance, Ltd.
5.55%, 10/28/2020 - 144A	900,000	893,250
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources, Ltd.
0.61%, 03/30/2016 (E)	10,800,000	10,824,873
CNPC General Capital, Ltd.
1.13%, 05/14/2017 - 144A (E)	7,200,000	7,216,560
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015 - 144A	2,100,000	2,133,852
ONEOK Partners, LP
3.25%, 02/01/2016	4,500,000	4,639,797
Phillips 66
1.95%, 03/05/2015	7,835,000	7,885,089
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.85%, 05/06/2021	1,000,000	1,001,962
Hewlett-Packard Co.
2.13%, 09/13/2015	9,835,000	9,972,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	$ 2,872,000	$ 3,738,793
9.70%, 11/10/2018	553,000	712,375
Trading Companies & Distributors - 1.0%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	4,000,000	4,310,000
7.13%, 09/01/2018 - 144A	13,200,000	14,850,000
8.63%, 09/15/2015	300,000	317,280
Transportation Infrastructure - 0.0% (K)
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	850,000	872,397
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
6.00%, 12/01/2016	400,000	420,750
9.13%, 03/01/2017	1,500,000	1,691,250

Total Corporate Debt Securities (Cost $632,632,598)		656,237,518

CERTIFICATES OF DEPOSIT - 4.7%
Diversified Financial Services - 0.9%
Credit Suisse
0.44%, 01/12/2015 (G)	18,500,000	18,500,000
Electronic Equipment & Instruments - 0.4%
Hitachi America Capital
0.32%, 10/15/2014 (G)	7,800,000	7,799,029
Food Products - 0.5%
ConAgra Foods, Inc.
0.48%, 10/06/2014 (G)	9,900,000	9,899,340
Media - 0.9%
Cox Enterprise, Inc.
0.27%, 10/16/2014 (G)	18,700,000	18,697,896
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources
0.27%, 10/16/2014 (G)	10,100,000	10,098,864
Enbridge Energy Partners
0.28%, 10/20/2014 (G)	10,100,000	10,098,507
0.32%, 10/22/2014 - 10/23/2014 (G)	10,500,000	10,498,005
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
0.26%, 10/14/2014 (G)	3,200,000	3,199,699
0.27%, 10/28/2014 (G)	2,900,000	2,899,413
0.28%, 10/28/2014 (G)	2,600,000	2,599,454

Total Certificates of Deposit (Cost $94,290,207)		94,290,207

COMMERCIAL PAPER - 3.6%
Metals & Mining - 1.7%
Glencore Funding LLC
0.66%, 10/16/2014 - 144A (G)	10,500,000	10,497,156
0.70%, 10/07/2014 - 144A (G)	24,000,000	23,997,240
Oil, Gas & Consumable Fuels - 0.6%
ENI Finance USA, Inc.
0.59%, 05/22/2015 - 144A (G)	12,200,000	12,154,203
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC
0.56%, 04/01/2015 - 144A (G)	23,600,000	23,534,379
0.61%, 06/29/2015 - 144A (G)	2,200,000	2,190,063

Total Commercial Paper (Cost $72,373,041)		72,373,041

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 0.6%
Automobiles - 0.1%
Chrysler Group LLC, New Term Loan B
TBD, 05/24/2017 (L)	$ 1,396,392	$ 1,384,610
Health Care Equipment & Supplies - 0.2%
Biomet Inc., Term Loan B2
3.65%, 07/25/2017 (E)	4,300,000	4,269,767
Health Care Providers & Services - 0.3%
HCA, Inc., Term Loan B5
2.90%, 03/31/2017 (E)	5,192,029	5,153,088

Total Loan Assignments (Cost $10,885,610)		10,807,465

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 7.7%
Japan Treasury Discount Bill
Zero Coupon, 12/15/2014	JPY 5,290,000,000	48,233,082
Mexico Cetes
2.93%, 11/13/2014 - 12/11/2014 (G)	MXN 309,300,000	22,944,451
2.97%, 01/22/2015 (G)	205,600,000	15,168,394
3.00%, 02/05/2015 - 02/19/2015 (G)	375,526,000	27,666,568
3.55%, 10/30/2014 (G)	522,000,000	38,759,019

Total Short-Term Foreign Government Obligations (Cost $156,959,490)		152,771,514

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Banks - 0.2%
Wells Fargo & Co. - Series L, Class A, 7.50%	2,900	3,487,279

Total Convertible Preferred Stock (Cost $2,690,035)		3,487,279

SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (G)	159,969,453	159,969,453

Total Securities Lending Collateral (Cost $159,969,453)		159,969,453

	Principal	Value
REPURCHASE AGREEMENTS - 6.3%
HSBC Bank PLC 0.00% (G) (Y), dated 09/30/2014, to be repurchased at $48,700,000 on 10/01/2014. Collateralized by a U.S. Government Obligation, 1.63%, due 08/15/2022, and with a value of $50,035,237.	$ 48,700,000	48,700,000
HSBC Bank PLC 0.06% (G), dated 09/25/2014, to be repurchased at $12,500,146 on 10/02/2014. Collateralized by a U.S. Government Obligation, 1.00%, due 05/31/2018, and with a value of $12,857,947.	12,500,000	12,500,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Bank PLC 0.07% (G), dated 09/24/2014, to be repurchased at $14,100,384 on 10/08/2014 (M). Collateralized by a U.S. Government Obligation, 0.88%, due 09/15/2016, and with a value of $14,497,494.	$ 14,100,000	$ 14,100,000
State Street Bank & Trust Co. 0.01% (G), dated 09/30/2014, to be repurchased at $50,004,856 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $51,008,791.	50,004,842	50,004,842

Total Repurchase Agreements (Cost $125,304,842)		125,304,842

Total Investments (Cost $2,365,999,611) (N)		2,378,062,417
Other Assets and Liabilities, Net - (19.3)%		(383,912,768)

Net Assets - 100.0%		$ 1,994,149,649

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.0)% (K) (O)
Call Options - (0.0)% (K)
OTC - USD vs. BRL (H)
Exercise Price $2.58
Expires 10/31/2014
Counterparty: JPM	$ 1,400,000	$ (12,439)
OTC - USD vs. BRL (H)
Exercise Price $2.59
Expires 10/30/2014
Counterparty: BNP	2,400,000	(20,306)
Put Options - (0.0)% (K)
OTC - USD vs. JPY (H)
Exercise Price $97.00
Expires 11/10/2014
Counterparty: BOA	3,200,000	(11,030)
OTC - USD vs. JPY (H)
Exercise Price $97.00
Expires 11/10/2014
Counterparty: BCLY	1,900,000	(4)
OTC - USD vs. JPY (H)
Exercise Price $98.00
Expires 11/10/2014
Counterparty: UBS	1,900,000	(12)
OTC - USD vs. JPY (H)
Exercise Price $99.00
Expires 09/30/2015
Counterparty: CITI	3,600,000	(34,092)

Total Written Foreign Exchange Options (Premiums $75,119)		(77,883)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON CREDIT DEFAULT SWAP AGREEMENTS: (O)

Description	Counterparty	Fixed Deal Rate	Pay/Receive Floating Rate	Strike Price	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put - North American Investment Grade Index - Series 22	CITI	1.00%	Pay	$0.85	12/17/2014	$5,500,000	$(6,463)	$(4,066)
Put - North American Investment Grade Index - Series 22	CITI	1.00	Pay	0.90	12/17/2014	2,400,000	(2,760)	(2,646)
Put - North American Investment Grade Index - Series 22	CITI	1.00	Pay	0.95	12/17/2014	3,700,000	(4,625)	(3,270)

							$(13,848)	$(9,982)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (O)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call - OTC 10-Year	DUB	6-Month EUR EURIBOR Reuters	Receive	0.95%	03/23/2015	EUR	4,200,000	$(10,872)	$(13,545)
Call - OTC 10-Year	GSC	6-Month EUR EURIBOR Reuters	Receive	1.20	01/20/2015		18,700,000	(101,051)	(220,950)
Call - OTC 5-Year	DUB	3-Month USD LIBOR BBA	Receive	1.65	11/17/2014		$41,600,000	(66,560)	(8,292)
Call - OTC 5-Year	JPM	3-Month USD LIBOR BBA	Receive	1.70	11/17/2014		11,200,000	(21,280)	(4,011)
Call - OTC 5-Year	DUB	3-Month USD LIBOR BBA	Receive	1.70	12/02/2014		7,400,000	(15,540)	(3,686)
Call - OTC 5-Year	MSC	3-Month USD LIBOR BBA	Receive	1.80	12/01/2014		31,800,000	(56,445)	(36,992)
Call - OTC 5-Year	GSC	3-Month USD LIBOR BBA	Receive	1.80	12/01/2014		12,900,000	(22,988)	(15,554)
Call - OTC 5-Year	MSC	3-Month USD LIBOR BBA	Receive	1.85	12/02/2014		21,400,000	(42,800)	(36,363)
Put - OTC 10-Year	DUB	6-Month EUR EURIBOR Reuters	Pay	1.55	03/23/2015	EUR	4,200,000	(34,789)	(23,498)
Put - OTC 10-Year	GSC	6-Month EUR EURIBOR Reuters	Pay	1.60	01/20/2015		18,700,000	(197,050)	(36,290)
Put - OTC 10-Year	JPM	3-Month USD LIBOR BBA	Pay	2.80	11/17/2014		$41,500,000	(200,237)	(214,248)
Put - OTC 10-Year	MSC	3-Month USD LIBOR BBA	Pay	2.80	02/02/2015		12,600,000	(200,970)	(197,666)
Put - OTC 10-Year	MSC	3-Month USD LIBOR BBA	Pay	2.85	11/17/2014		81,900,000	(529,683)	(315,127)
Put - OTC 10-Year	DUB	3-Month USD LIBOR BBA	Pay	2.85	11/17/2014		41,600,000	(228,800)	(160,065)
Put - OTC 5-Year	JPM	3-Month USD LIBOR BBA	Pay	2.05	11/17/2014		11,200,000	(38,360)	(47,724)
Put - OTC 5-Year	DUB	3-Month USD LIBOR BBA	Pay	2.05	12/02/2014		7,400,000	(33,374)	(40,774)
Put - OTC 5-Year	GSC	3-Month USD LIBOR BBA	Pay	2.10	12/01/2014		12,900,000	(64,500)	(55,423)
Put - OTC 5-Year	MSC	3-Month USD LIBOR BBA	Pay	2.15	12/01/2014		31,800,000	(120,840)	(110,763)
Put - OTC 5-Year	MSC	3-Month USD LIBOR BBA	Pay	2.15	12/02/2014		21,400,000	(68,480)	(76,022)
Put - OTC 5-Year	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		81,100,000	(1,540,900)	(1,287,005)
Put - OTC 5-Year	MSC	3-Month USD LIBOR BBA	Pay	2.60	09/14/2015		19,100,000	(250,688)	(258,124)

								$(3,846,207)	$(3,162,122)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – SELL PROTECTION: (R)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (P)	Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 22	1.00%	06/20/2019	$20,500,000	$334,012	$266,476	$67,536

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.00%	09/21/2017		$64,500,000	$462,126	$761,580	$(299,454)
MXN TIIE Banxico	5.84	09/14/2021	MXN	19,100,000	(8,329)	(6,621)	(1,708)
MXN TIIE Banxico	6.81	06/19/2034		407,000,000	(1,028,946)	246,115	(1,275,061)
MXN TIIE Banxico	7.02	06/08/2034		91,000,000	(66,591)	169,032	(235,623)

					$(641,740)	$1,170,106	$(1,811,846)

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.00%	06/19/2043	$10,600,000	$318,907	$579,158	$(260,251)
3-Month USD-LIBOR	3.25	12/18/2043	80,000,000	(1,567,897)	493,652	(2,061,549)
3-Month USD-LIBOR	3.50	12/18/2043	44,800,000	(3,143,389)	2,329,079	(5,472,468)

				$(4,392,379)	$3,401,889	$(7,794,268)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (O)

CREDIT DEFAULT SWAP AGREEMENTS ON CORPORATE AND SOVEREIGN ISSUES – SELL PROTECTION: (R)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at September 30, 2014 (S)	Notional Amount (P)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	12/20/2019	MSC	175.04	$5,500,000	$(200,107)	$(195,174)	$(4,933)
Brazil, 12.25%, 03/06/2030	1.00	12/20/2019	HSBC	175.04	41,200,000	(1,498,986)	(1,435,183)	(63,803)
Brazil, 12.25%, 03/06/2030	1.00	09/20/2016	MSC	90.19	9,500,000	21,538	(82,423)	103,961
General Electric Capital Corp., 5.63%, 09/15/2017	1.00	12/20/2015	DUB	27.54	10,000,000	94,557	113,059	(18,502)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	12/20/2018	BCLY	77.71	15,700,000	159,361	169,563	(10,202)
Italy, 6.88%, 09/27/2023	1.00	09/20/2019	DUB	100.14	100,000	231	(48)	279
Italy, 6.88%, 09/27/2023 (H)	1.00	09/20/2016	DUB	51.93	4,300,000	44,535	31,871	12,664
Italy, 6.88%, 09/27/2023 (H)	1.00	09/20/2016	HSBC	51.93	8,600,000	89,070	65,574	23,496
Italy, 6.88%, 09/27/2023 (H)	1.00	09/20/2016	HSBC	51.93	6,500,000	67,320	42,586	24,734
Italy, 6.88%, 09/27/2023 (H)	1.00	09/20/2016	DUB	51.93	13,000,000	134,641	82,410	52,231
Italy, 6.88%, 09/27/2023 (H)	1.00	09/20/2016	DUB	51.93	7,500,000	77,678	49,138	28,540
Italy, 6.88%, 09/27/2023 (H)	1.00	09/20/2016	BNP	51.93	1,100,000	11,392	11,768	(376)
Italy, 6.88%, 09/27/2023 (H)	1.00	09/20/2016	DUB	51.93	1,100,000	11,392	10,433	959
Italy, 6.88%, 09/27/2023 (H)	1.00	06/20/2017	CITI	65.24	2,100,000	21,407	12,314	9,093
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	DUB	15.89	5,200,000	87,592	66,616	20,976
Reynolds American, Inc., 7.63%, 06/1/2016	1.28	06/20/2017	GSC	31.91	2,100,000	55,380	0	55,380
Rosneft Oil Co. via Rosneft International Finance, Ltd., 3.15%, 03/06/2017	1.00	03/20/2015	CITI	244.93	1,000,000	(9,486)	(6,162)	(3,324)
Russian Federation, 7.50%, 03/31/2030	1.00	09/20/2015	BCLY	208.95	900,000	(8,728)	(10,106)	1,378
Russian Federation, 7.50%, 03/31/2030	1.00	09/20/2015	CITI	208.95	4,100,000	(39,759)	(42,065)	2,306
Russian Federation, 7.50%, 03/31/2030	1.00	09/20/2015	DUB	208.95	300,000	(2,909)	(3,223)	314
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	CITI	239.78	6,300,000	(352,202)	(206,116)	(146,086)
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	GSC	239.78	9,800,000	(547,869)	(320,624)	(227,245)
Spain, 5.50%, 07/30/2017	1.00	06/20/2019	JPM	72.66	6,200,000	81,414	(3,037)	84,451
Spain, 5.50%, 07/30/2017 (H)	1.00	06/20/2019	DUB	72.66	6,200,000	81,414	(3,037)	84,451
Spain, 5.50%, 07/30/2017	1.00	06/20/2019	DUB	72.66	5,500,000	72,222	2,696	69,526
Spain, 5.50%, 07/30/2017 (H)	1.00	06/20/2019	GSC	72.66	5,400,000	70,909	2,647	68,262
Spain, 5.50%, 07/30/2017 (H)	1.00	06/20/2019	MSC	72.66	2,200,000	28,888	4,316	24,572
United Mexican States, 5.95%, 03/19/2019	1.00	12/20/2018	JPM	69.49	2,100,000	18,003	(4,230)	22,233
United Mexican States, 5.95%, 03/19/2019	1.00	09/20/2019	MSC	83.59	3,200,000	16,000	21,862	(5,862)
United Mexican States, 5.95%, 03/19/2019	1.00	09/20/2019	HSBC	83.59	6,000,000	30,000	43,934	(13,934)
United Mexican States, 5.95%, 03/19/2019 (H)	1.00	12/20/2019	MSC	87.00	18,300,000	69,707	108,434	(38,727)
United Mexican States, 5.95%, 03/19/2019 (H)	1.00	12/20/2019	JPM	87.50	3,000,000	11,427	19,264	(7,837)
United Mexican States, 5.95%, 03/19/2019 (H)	1.00	12/20/2019	GSC	89.00	2,300,000	8,761	12,488	(3,727)
United Mexican States, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	40.87	6,900,000	70,616	17,504	53,112

						$(1,224,591)	$(1,422,951)	$198,360

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (O)

CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES – SELL PROTECTION: (R)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (P)	Fair Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	$9,600,000	$22,492	$0	$22,492
Home Equity ABS Index - Series 6-2	0.11	05/25/2046	BCLY	8,345,273	(1,701,491)	(1,697,767)	(3,724)

					$(1,678,999)	$(1,697,767)	$18,768

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	7.80%	01/02/2015	MSC	BRL	88,200,000	$(1,000,666)	$(6,441)	$(994,225)
BRL-CDI	9.93	01/02/2015	MSC		84,400,000	809,741	8,151	801,590
BRL-CDI (H)	12.06	01/04/2021	UBS		400,000	(326)	(105)	(221)
BRL-CDI (H)	12.06	01/04/2021	DUB		6,600,000	(5,371)	(10,143)	4,772
MXN TIIE Banxico	6.81	06/19/2034	DUB	MXN	16,000,000	(57,090)	(13,952)	(43,138)
MXN TIIE Banxico	7.02	06/08/2034	DUB		90,000,000	(76,149)	159,425	(235,574)

						$(329,861)	$136,935	$(466,796)

INTEREST RATE SWAP AGREEMENTS – FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	1.00%	01/04/2021	BNP	BRL 30,400,000	$(24,700)	$12,747	$(37,447)
BRL-CDI	1.00	01/04/2021	HSBC	500,000	(407)	1,043	(1,450)
BRL-CDI	1.00	01/04/2021	UBS	3,100,000	(16,713)	(12,369)	(4,344)

					$(41,820)	$1,421	$(43,241)

FUTURES CONTRACTS: (O)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	7,901	12/19/2014	$(5,933,316)
90-Day Eurodollar	Long	2,684	12/14/2015	(1,133,505)
90-Day Eurodollar	Long	1,231	03/14/2016	(528,311)
90-Day Eurodollar	Long	26	06/13/2016	(8,578)
90-Day Eurodollar	Long	5	09/19/2016	(2,326)
90-Day Eurodollar	Long	4	12/19/2016	(1,906)
90-Day Eurodollar	Long	45	03/13/2017	(21,997)
90-Day Eurodollar	Long	18	06/19/2017	(8,306)
Euro-BTP Italian Government Bond	Long	26	12/08/2014	(1,165)
Long U.S. Treasury Bond	Long	35	12/19/2014	(63,203)
OTC Call Options Strike @ EUR 151.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(42)	11/21/2014	(12,777)
OTC Put Options Strike @ EUR 146.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(42)	11/21/2014	10,565

				$(7,704,825)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (O)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	HSBC	(393,000)	10/02/2014	$(366,440)	$22,400
AUD	GSC	(9,289,000)	11/04/2014	(8,078,283)	(34,065)
BRL	UBS	7,697,521	10/02/2014	3,275,541	(132,618)
BRL	UBS	(7,697,521)	10/02/2014	(3,367,171)	224,248
BRL	BNP	692,552	11/04/2014	280,000	205
BRL	BNP	(1,191,360)	11/04/2014	(480,000)	(2,021)
BRL	JPM	(692,552)	11/04/2014	(280,000)	(205)
BRL	UBS	1,191,360	11/04/2014	480,000	2,021
BRL	UBS	(7,697,521)	11/04/2014	(3,246,529)	132,133
BRL	JPM	(14,000,000)	04/02/2015	(5,913,411)	466,011
BRL	BNP	(313,755)	07/02/2015	(129,711)	10,521
BRL	DUB	(3,279,477)	07/02/2015	(1,355,156)	109,340
BRL	GSC	(14,406,768)	07/02/2015	(5,945,839)	472,959
BRL	BNP	(19,000,000)	01/05/2016	(7,380,074)	514,971
BRL	UBS	(21,000,000)	01/05/2016	(8,106,543)	518,798
EUR	BCLY	4,250,000	10/02/2014	5,604,320	(236,282)
EUR	BCLY	(1,002,000)	10/02/2014	(1,320,237)	54,643
EUR	BCLY	34,031,000	10/02/2014	44,064,530	(1,081,070)
EUR	BOA	(603,000)	10/02/2014	(785,407)	23,778
EUR	DUB	(3,049,000)	10/02/2014	(3,953,638)	102,545
EUR	GSC	(214,897,000)	10/02/2014	(283,662,321)	12,232,840
EUR	JPM	104,000	10/02/2014	134,775	(3,416)
EUR	JPM	20,073,000	10/02/2014	25,826,060	(472,500)
EUR	UBS	162,887,000	10/02/2014	208,332,473	(2,595,148)
EUR	UBS	(1,794,000)	10/02/2014	(2,359,110)	93,166
EUR	BNP	(23,494,000)	11/04/2014	(29,597,788)	(83,305)
EUR	UBS	(162,887,000)	11/04/2014	(208,375,638)	2,592,706
EUR	BCLY	(7,209,000)	06/15/2015	(9,794,219)	667,220
EUR	BCLY	414,000	06/15/2015	555,160	(31,013)
EUR	BCLY	104,000	06/15/2015	139,264	(7,594)
EUR	BCLY	2,000	06/15/2015	2,681	(149)
EUR	BCLY	1,002,000	06/15/2015	1,322,897	(54,309)
EUR	BNP	(5,553,000)	06/15/2015	(7,530,923)	500,513
EUR	BNP	102,000	06/15/2015	136,732	(7,594)
EUR	BOA	603,000	06/15/2015	787,458	(24,026)
EUR	BOA	(12,558,000)	06/15/2015	(17,074,234)	1,175,099
EUR	BOA	40,000	06/15/2015	52,916	(2,274)
EUR	CITI	(8,393,000)	06/15/2015	(11,473,231)	847,221
EUR	CITI	3,877,000	06/15/2015	5,129,155	(220,655)
EUR	DUB	3,049,000	06/15/2015	3,964,554	(104,348)
EUR	GSC	3,635,000	06/15/2015	4,871,736	(269,622)
EUR	GSC	2,589,000	06/15/2015	3,442,658	(164,838)
EUR	GSC	2,590,000	06/15/2015	3,444,350	(165,265)
EUR	JPM	831,000	06/15/2015	1,111,130	(59,037)
EUR	UBS	1,794,000	06/15/2015	2,364,341	(93,036)
EUR	BOA	(6,100,000)	08/07/2015	(8,157,939)	427,813
EUR	DUB	(500,000)	08/07/2015	(668,965)	35,348
EUR	DUB	(900,000)	02/01/2016	(1,211,130)	64,122
EUR	BOA	(4,192,000)	06/13/2016	(5,726,901)	357,549
EUR	BOA	(12,692,000)	06/13/2016	(17,326,738)	1,070,102
EUR	BOA	(13,441,000)	06/13/2016	(18,421,966)	1,205,968
EUR	BOA	1,201,000	06/13/2016	1,622,011	(83,701)
EUR	DUB	(10,953,000)	06/13/2016	(14,996,848)	967,622
EUR	DUB	3,871,000	06/13/2016	5,232,044	(273,847)
EUR	BCLY	(7,713,000)	06/27/2016	(10,605,761)	721,283
EUR	BOA	(6,970,000)	06/27/2016	(9,596,463)	664,166
GBP	BOA	2,549,000	10/02/2014	4,168,734	(36,499)
GBP	BOA	(2,549,000)	10/02/2014	(4,226,242)	94,007
GBP	BCLY	614,000	11/04/2014	1,005,659	(10,582)
GBP	BOA	(2,549,000)	11/04/2014	(4,167,615)	36,590
JPY	DUB	(510,100,000)	10/02/2014	(4,779,878)	128,795
JPY	DUB	(352,400,000)	10/02/2014	(3,296,406)	83,229
JPY	GSC	(1,841,200,000)	10/02/2014	(17,687,094)	899,064
JPY	JPM	2,946,900,000	10/02/2014	27,073,036	(203,253)
JPY	JPM	(243,200,000)	10/02/2014	(2,291,853)	74,360
JPY	BCLY	(2,577,500,000)	11/04/2014	(23,495,898)	(11,163)
JPY	JPM	(2,946,900,000)	11/04/2014	(27,079,505)	203,478
JPY	CITI	(1,748,000,000)	12/15/2014	(16,350,201)	400,630
JPY	JPM	(1,970,000,000)	12/15/2014	(18,469,298)	494,095
JPY	UBS	(1,572,000,000)	12/15/2014	(14,737,316)	393,651
JPY	BOA	(202,962,400)	08/07/2015	(2,000,000)	142,053
JPY	HSBC	(810,037,764)	08/07/2015	(7,944,000)	528,798
MXN	BOA	(513,218,265)	10/30/2014	(38,869,865)	742,138
MXN	GSC	(247,988,376)	11/13/2014	(18,723,876)	316,224
MXN	GSC	(21,246,494)	11/13/2014	(1,609,485)	32,403
MXN	GSC	(37,751,480)	12/11/2014	(2,866,780)	69,749
MXN	BCLY	(12,716,000)	12/18/2014	(952,338)	10,640
MXN	BCLY	(12,436,000)	12/18/2014	(916,879)	(4,083)
MXN	BNP	74,853,286	12/18/2014	5,596,507	(53,162)
MXN	BOA	21,614,000	12/18/2014	1,637,871	(37,222)
MXN	CITI	(11,254,000)	12/18/2014	(844,229)	10,802
MXN	GSC	96,192,000	12/18/2014	7,200,000	(76,392)
MXN	GSC	(101,652,470)	12/18/2014	(7,670,379)	142,390
MXN	JPM	17,472,960	12/18/2014	1,333,356	(39,376)
MXN	UBS	25,372,030	12/18/2014	1,900,000	(21,045)
MXN	BNP	(162,564,980)	01/22/2015	(12,280,641)	269,874
MXN	BNP	(27,144,111)	01/22/2015	(2,047,963)	42,478
MXN	GSC	(13,230,934)	01/22/2015	(1,001,812)	24,273
MXN	BNP	(101,179,103)	02/05/2015	(7,658,411)	190,343
MXN	BNP	158,172,130	02/05/2015	11,978,472	(303,727)
MXN	DUB	(201,655,150)	02/05/2015	(15,262,452)	378,209
MXN	BNP	(67,455,392)	02/19/2015	(5,086,060)	112,032
TRY	BCLY	2,113,000	10/15/2014	959,669	(35,412)
TRY	BCLY	(2,113,000)	10/15/2014	(963,581)	39,324

					$25,103,086

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$270,779,952	$—	$270,779,952
U.S. Government Agency Obligations	—	277,458,865	—	277,458,865
Foreign Government Obligations	—	248,718,658	—	248,718,658
Mortgage-Backed Securities	—	155,765,988	—	155,765,988
Asset-Backed Securities	—	66,288,587	—	66,288,587
Municipal Government Obligations	—	83,809,048	—	83,809,048
Corporate Debt Securities	—	656,237,518	—	656,237,518
Certificates of Deposit	—	94,290,207	—	94,290,207
Commercial Paper	—	72,373,041	—	72,373,041
Loan Assignments	—	10,807,465	—	10,807,465
Short-Term Foreign Government Obligations	—	152,771,514	—	152,771,514
Convertible Preferred Stock	3,487,279	—	—	3,487,279
Securities Lending Collateral	159,969,453	—	—	159,969,453
Repurchase Agreements	—	125,304,842	—	125,304,842

Total Investments	$163,456,732	$2,214,605,685	$—	$2,378,062,417

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$1,791,959	$—	$1,791,959
Interest Rate Swap Agreements	—	1,590,774	—	1,590,774
Futures Contracts (U)	—	10,565	—	10,565
Forward Foreign Currency Contracts (U)	—	32,136,940	—	32,136,940

Total Derivative Financial Instruments	$—	$35,530,238	$—	$35,530,238

LIABILITIES
Derivative Financial Instruments
Written Foreign Exchange Options	$—	$(77,883)	$—	$(77,883)
Written Swaptions on Credit Default Swap Agreements	—	(9,982)	—	(9,982)
Written Swaptions on Interest Rate Swap Agreements	—	(3,162,122)	—	(3,162,122)
Credit Default Swap Agreements	—	(4,361,537)	—	(4,361,537)
Interest Rate Swap Agreements	—	(6,996,574)	—	(6,996,574)
Futures Contracts (U)	(7,702,613)	(12,777)	—	(7,715,390)
Forward Foreign Currency Contracts (U)	—	(7,033,854)	—	(7,033,854)

Total Derivative Financial Instruments	$(7,702,613)	$(21,654,729)	$—	$(29,357,342)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales (V)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (W)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (X)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (W)
Preferred Stock	$2,690,545	$—	$(3,800,000)	$—	$(242,401)	$1,351,856	$—	$—	$—	$—
Corporate Debt Securities	0	—	—	—	—	—	—	0	—	—

Total	$2,690,545	$—	$(3,800,000)	$—	$(242,401)	$1,351,856	$—	$0	$—	$—

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $156,735,682. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $12,820,794.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $11,542,012.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $377,473.
(E)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(F)	Cash in the amount of $300,000 has been segregated by the broker with the custodian as collateral for open TBA commitment transactions.
(G)	Rate shown reflects the yield at September 30, 2014.
(H)	Illiquid. Total aggregate fair value of illiquid securities is $52,298,813, or 2.62% of the Portfolio’s net assets, and total aggregate fair value of illiquid derivatives is $(644,961), or (0.03)% of the Portfolio’s net assets.
(I)	The security has a perpetual maturity. The date shown is the next call date.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $997,835, or 0.05% of the Portfolio’s net assets.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	All or a portion of this security represents unsettled loan commitments at September 30, 2014 where the rate will be determined at time of settlement.
(M)	Open maturity repurchase agreement. Both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.
(N)	Aggregate cost for federal income tax purposes is $2,365,999,611. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $50,106,546 and $38,043,740, respectively. Net unrealized appreciation for tax purposes is $12,062,806.
(O)	Cash in the amount of $23,485,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(P)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(U)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(V)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(W)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Percentage rounds to less than 0.01% or (0.01)%.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $320,421,795, or 16.07% of the portfolio’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennani (Treasury Bonds)
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
OJSC	Open Joint Stock Co.
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
TBD	To Be Determined
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish New Lira
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 71.8%
SSC Government Money Market Fund	2,645,478	$ 2,645,478
SSgA Money Market Fund	2,645,478	2,645,478
SSgA Prime Money Market Fund	2,645,478	2,645,478
State Street Institutional Liquid Reserves Fund	2,645,478	2,645,478

Total Short-Term Investment Companies (Cost $10,581,912)		10,581,912

	Principal	Value
REPURCHASE AGREEMENT - 17.9%
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2014, to be repurchased at $2,645,479 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $2,700,704.	$ 2,645,478	2,645,478

Total Repurchase Agreement (Cost $2,645,478)		2,645,478

Total Investments (Cost $13,227,390) (B)		13,227,390
Other Assets and Liabilities, Net - 10.3%		1,516,287

Net Assets - 100.0%		$ 14,743,677

FUTURES CONTRACTS: (C)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Short	(298)	12/19/2014	$283,142

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Short-Term Investment Companies	$10,581,912	$—	$—	$10,581,912
Repurchase Agreement	—	2,645,478	—	2,645,478

Total Investments	$10,581,912	$2,645,478	$—	$13,227,390

Derivative Financial Instruments
Futures Contracts (E)	$283,142	$—	$—	$283,142

Total Derivative Financial Instruments	$283,142	$—	$—	$283,142

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2014.
(B)	Aggregate cost for federal income tax purposes is $13,227,390.
(C)	Cash in the amount of $1,283,913 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(E)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITION:

S&P	Standard & Poor’s

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.3%
Aerovironment, Inc. (A)	34,700	$ 1,043,429
Alliant Techsystems, Inc.	15,745	2,009,692
Curtiss-Wright Corp.	31,650	2,086,368
Huntington Ingalls Industries, Inc.	21,565	2,247,288
Orbital Sciences Corp. (A)	151,050	4,199,190
Airlines - 0.9%
American Airlines Group, Inc.	124,520	4,417,970
Delta Air Lines, Inc.	106,450	3,848,167
Auto Components - 1.1%
Dana Holding Corp.	62,800	1,203,876
Gentex Corp. (B)	44,900	1,201,973
Magna International, Inc. - Class A	51,775	4,913,965
Stoneridge, Inc. (A) (B)	168,075	1,894,205
Banks - 7.1%
CIT Group, Inc.	109,275	5,022,279
First Citizens BancShares, Inc. - Class A	23,007	4,984,006
First Community Bancshares, Inc.	195,529	2,794,109
First Republic Bank - Class A	37,325	1,843,109
KeyCorp	423,725	5,648,254
Lakeland Bancorp, Inc. - Class A (B)	298,160	2,910,042
Regions Financial Corp.	411,000	4,126,440
Sandy Spring Bancorp, Inc. (B)	142,025	3,250,952
Sterling Bancorp (B)	259,850	3,323,481
SunTrust Banks, Inc.	86,920	3,305,568
Umpqua Holdings Corp.	127,625	2,101,984
Union Bankshares Corp. (B)	100,400	2,319,240
United Community Banks, Inc.	77,750	1,279,765
Washington Trust Bancorp, Inc. (B)	50,178	1,655,372
Webster Financial Corp.	526,050	15,329,097
Wilshire Bancorp, Inc.	250,400	2,311,192
Beverages - 0.9%
Molson Coors Brewing Co. - Class B	103,030	7,669,553
Building Products - 0.8%
Continental Building Products, Inc. (A) (B)	175,900	2,568,140
Norcraft Cos., Inc. (A) (B)	201,075	3,207,146
Quanex Building Products Corp.	61,075	1,104,847
Capital Markets - 3.6%
Invesco, Ltd.	199,400	7,872,312
Janus Capital Group, Inc. (B)	97,025	1,410,743
LPL Financial Holdings, Inc. (B)	26,650	1,227,233
Piper Jaffray Cos. (A) (B)	36,275	1,895,006
Raymond James Financial, Inc.	256,660	13,751,843
Stifel Financial Corp. (A)	64,975	3,046,678
Waddell & Reed Financial, Inc. - Class A	51,525	2,663,327
Chemicals - 1.9%
Celanese Corp. - Series A	87,350	5,111,722
Huntsman Corp.	268,050	6,966,619
OM Group, Inc.	75,025	1,946,899
Tronox, Ltd. - Class A	117,175	3,052,409
Commercial Services & Supplies - 1.3%
HNI Corp. (B)	89,625	3,225,604
Knoll, Inc. (B)	63,000	1,090,530
Pitney Bowes, Inc.	140,200	3,503,598
R.R. Donnelley & Sons Co. (B)	240,225	3,954,103
Communications Equipment - 1.5%
ARRIS Group, Inc. (A)	115,100	3,263,661
CommScope Holding Co., Inc. (A)	120,180	2,873,504
F5 Networks, Inc. - Class B (A)	37,350	4,434,939
KVH Industries, Inc. (A) (B)	246,507	2,790,459

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.8%
Comfort Systems USA, Inc. - Class A	172,700	$ 2,340,085
EMCOR Group, Inc.	62,500	2,497,500
Quanta Services, Inc. (A)	47,700	1,731,033
Construction Materials - 0.8%
Caesarstone Sdot-Yam, Ltd.	127,300	6,578,864
Consumer Finance - 0.5%
Discover Financial Services	66,200	4,262,618
Containers & Packaging - 0.3%
Graphic Packaging Holding Co. (A)	183,350	2,279,041
Diversified Financial Services - 0.9%
Voya Financial, Inc.	206,450	8,072,195
Diversified Telecommunication Services - 1.7%
Level 3 Communications, Inc. (A)	334,350	15,289,825
Electric Utilities - 0.7%
Cleco Corp. (B)	22,525	1,084,579
Portland General Electric Co. (B)	164,700	5,290,164
Electrical Equipment - 0.4%
Regal Beloit Corp.	49,825	3,201,256
Electronic Equipment & Instruments - 2.1%
Control4 Corp. (A) (B)	243,125	3,143,607
Daktronics, Inc.	210,325	2,584,894
Orbotech, Ltd. (A)	279,138	4,348,970
Rofin-Sinar Technologies, Inc. (A) (B)	72,150	1,663,779
Universal Display Corp. - Class A (A) (B)	105,575	3,445,968
Vishay Intertechnology, Inc. (B)	219,900	3,142,371
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. (A)	21,500	1,768,590
Helix Energy Solutions Group, Inc. - Class A (A) (B)	99,650	2,198,279
Precision Drilling Corp.	830,550	8,961,634
Weatherford International PLC (A)	186,775	3,884,920
Food & Staples Retailing - 0.3%
Rite Aid Corp. (A)	530,400	2,567,136
Food Products - 1.6%
J&J Snack Foods Corp.	27,425	2,565,883
Pinnacle Foods, Inc.	113,175	3,695,164
Tyson Foods, Inc. - Class A	199,825	7,867,110
Gas Utilities - 1.3%
Atmos Energy Corp. (B)	234,670	11,193,759
Health Care Equipment & Supplies - 2.2%
AngioDynamics, Inc. (A)	252,750	3,467,730
Cooper Cos., Inc.	16,400	2,554,300
Greatbatch, Inc. (A)	67,800	2,888,958
Hologic, Inc. (A)	230,150	5,599,549
Zimmer Holdings, Inc. - Class A	50,460	5,073,753
Health Care Providers & Services - 4.5%
Aetna, Inc.	30,355	2,458,755
AMN Healthcare Services, Inc. (A)	143,575	2,254,128
HCA Holdings, Inc. (A)	112,495	7,933,147
Health Net, Inc. (A)	80,325	3,703,786
HealthSouth Corp. (B)	83,050	3,064,545
Laboratory Corp. of America Holdings (A)	33,505	3,409,134
MEDNAX, Inc. (A)	71,220	3,904,280
PharMerica Corp. (A)	95,400	2,330,622
Universal Health Services, Inc. - Class B	27,025	2,824,112
WellCare Health Plans, Inc. (A)	45,225	2,728,877
WellPoint, Inc.	39,740	4,753,699
Health Care Technology - 0.3%
Omnicell, Inc. (A)	100,225	2,739,149

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.8%
Churchill Downs, Inc.	35,450	$ 3,456,375
MGM Resorts International (A)	96,500	2,198,270
Royal Caribbean Cruises, Ltd. - Class A	97,125	6,535,541
Wendy’s Co.	475,375	3,926,598
Household Durables - 0.8%
Harman International Industries, Inc.	27,675	2,713,257
Helen of Troy, Ltd. (A)	38,250	2,008,890
La-Z-Boy, Inc.	110,200	2,180,858
Household Products - 0.5%
Spectrum Brands Holdings, Inc. - Class A	48,975	4,433,707
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	105,500	3,215,640
Insurance - 4.4%
Allied World Assurance Co. Holdings AG	120,475	4,438,299
Aspen Insurance Holdings, Ltd.	52,300	2,236,871
eHealth, Inc. (A) (B)	43,000	1,037,590
Hartford Financial Services Group, Inc.	148,400	5,527,900
HCC Insurance Holdings, Inc.	57,875	2,794,784
Lincoln National Corp.	120,900	6,477,822
Selective Insurance Group, Inc.	215,283	4,766,366
United Fire Group, Inc.	238,689	6,628,393
Validus Holdings, Ltd.	47,550	1,861,107
XL Group PLC - Class A	99,650	3,305,390
Internet & Catalog Retail - 0.2%
Nutrisystem, Inc. (B)	122,450	1,882,057
Internet Software & Services - 1.1%
AOL, Inc. (A) (B)	104,100	4,679,295
Blucora, Inc. (A)	52,700	803,148
IAC/InterActiveCorp	46,925	3,092,357
TheStreet, Inc.	516,350	1,156,624
XO Group, Inc. (A)	15,100	169,271
IT Services - 0.6%
Global Payments, Inc.	41,125	2,873,815
Sykes Enterprises, Inc. (A)	111,850	2,234,763
Life Sciences Tools & Services - 0.5%
Quintiles Transnational Holdings, Inc. (A)	81,725	4,558,621
Machinery - 5.4%
Allison Transmission Holdings, Inc. - Class A	388,300	11,062,667
Altra Industrial Motion Corp. (B)	104,850	3,057,426
CIRCOR International, Inc. (B)	16,700	1,124,411
Columbus McKinnon Corp. (B)	66,850	1,470,032
Crane Co.	41,000	2,591,610
ITT Corp.	141,400	6,354,516
Mueller Industries, Inc. (B)	120,525	3,439,783
NN, Inc.	187,975	5,022,692
Oshkosh Corp.	35,525	1,568,429
Stanley Black & Decker, Inc.	57,150	5,074,348
Trinity Industries, Inc. (B)	72,005	3,364,074
Watts Water Technologies, Inc. - Class A (B)	49,250	2,868,812
Media - 1.5%
Gannett Co., Inc.	167,285	4,963,346
Starz - Class A (A) (B)	241,975	8,004,533
Metals & Mining - 3.0%
Alcoa, Inc.	538,100	8,658,029
Allegheny Technologies, Inc.	96,975	3,597,772
Kaiser Aluminum Corp. (B)	35,775	2,726,771
Stillwater Mining Co. (A) (B)	442,850	6,656,035
U.S. Steel Corp.	127,975	5,012,781
Multi-Utilities - 3.1%
Ameren Corp.	293,675	11,256,563
CMS Energy Corp.	154,450	4,580,987
DTE Energy Co.	74,905	5,698,772
NorthWestern Corp. (B)	119,650	5,427,324

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.7%
Macy’s, Inc.	111,725	$ 6,500,161
Oil, Gas & Consumable Fuels - 4.2%
Chesapeake Energy Corp.	63,250	1,454,118
Cimarex Energy Co.	57,265	7,245,740
EnCana Corp.	278,750	5,912,287
Energy XXI Bermuda, Ltd. (B)	177,151	2,010,664
Gulfport Energy Corp. (A)	45,950	2,453,730
PBF Energy, Inc. - Class A	187,550	4,501,200
VAALCO Energy, Inc. (A)	265,000	2,252,500
W&T Offshore, Inc. (B)	179,925	1,979,175
Western Refining, Inc.	62,350	2,618,077
Whiting Petroleum Corp. (A)	86,160	6,681,708
Paper & Forest Products - 0.5%
Domtar Corp.	72,850	2,559,221
P.H. Glatfelter Co. (B)	99,100	2,175,245
Pharmaceuticals - 0.7%
Mallinckrodt PLC (A)	31,135	2,806,820
Nektar Therapeutics (A) (B)	280,995	3,391,610
Professional Services - 0.8%
Heidrick & Struggles International, Inc.	79,050	1,623,687
Manpowergroup, Inc.	35,195	2,467,170
On Assignment, Inc. (A)	102,450	2,750,782
Real Estate Investment Trusts - 8.2%
AvalonBay Communities, Inc.	30,335	4,276,325
BioMed Realty Trust, Inc. - Class B	575,200	11,619,040
Brandywine Realty Trust	387,275	5,448,959
CBL & Associates Properties, Inc.	181,500	3,248,850
DiamondRock Hospitality Co.	339,275	4,302,007
DuPont Fabros Technology, Inc. (B)	286,150	7,737,496
Excel Trust, Inc.	358,193	4,215,932
Liberty Property Trust - Series C	397,650	13,225,839
National Retail Properties, Inc. (B)	97,450	3,368,847
Physicians Realty Trust	181,025	2,483,663
Summit Hotel Properties, Inc.	413,725	4,459,955
Sunstone Hotel Investors, Inc.	575,950	7,959,629
Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (A)	313,100	9,311,594
Road & Rail - 1.1%
AMERCO	17,550	4,596,170
Con-way, Inc.	96,720	4,594,200
Semiconductors & Semiconductor Equipment - 6.4%
Brooks Automation, Inc. - Class A	284,175	2,986,679
Cohu, Inc.	130,400	1,560,888
Entegris, Inc. (A)	292,750	3,366,625
First Solar, Inc. (A) (B)	50,065	3,294,778
GSI Technology, Inc. (A)	151,725	820,832
GT Advanced Technologies, Inc. (A) (B)	527,850	5,716,615
Integrated Device Technology, Inc. (A)	146,275	2,333,086
LAM Research Corp.	34,760	2,596,572
Micron Technology, Inc. (A)	96,975	3,322,364
MKS Instruments, Inc. (B)	74,425	2,484,307
NXP Semiconductor NV (A)	60,645	4,149,937
ON Semiconductor Corp. (A)	544,475	4,867,606
RF Micro Devices, Inc. (A) (B)	270,800	3,125,032
Sigma Designs, Inc. (A)	272,300	1,173,613
Silicon Motion Technology Corp. - ADR	239,400	6,449,436
Skyworks Solutions, Inc.	83,075	4,822,504
Xcerra Corp. (A)	357,725	3,502,128
Software - 1.8%
AVG Technologies NV (A)	45,000	746,100
Check Point Software Technologies, Ltd. - Class A (A) (B)	50,345	3,485,888
Electronic Arts, Inc. (A)	133,100	4,739,691
TiVo, Inc. (A) (B)	542,250	6,938,089

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.5%
Abercrombie & Fitch Co. - Class A (B)	75,975	$ 2,760,931
American Eagle Outfitters, Inc. (B)	650,025	9,438,363
ANN, Inc. (A) (B)	65,630	2,699,362
Express, Inc. (A)	145,650	2,273,597
Finish Line, Inc. - Class A	115,950	2,902,228
Foot Locker, Inc.	160,195	8,914,852
Guess?, Inc. (B)	88,900	1,953,133
Technology Hardware, Storage & Peripherals - 1.0%
NetApp, Inc.	86,700	3,724,632
Western Digital Corp.	55,650	5,415,858
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (A) (B)	50,795	4,936,258
Hanesbrands, Inc.	38,185	4,102,597
Steven Madden, Ltd. - Class B (A)	44,975	1,449,544
Thrifts & Mortgage Finance - 1.8%
Berkshire Hills Bancorp, Inc.	130,112	3,056,331
Dime Community Bancshares, Inc. (B)	149,675	2,155,320
Oritani Financial Corp. (B)	80,175	1,129,666
Provident Financial Services, Inc.	123,350	2,019,239
TrustCo Bank Corp. (B)	202,300	1,302,812
United Financial Bancorp, Inc.	221,806	2,814,718
Washington Federal, Inc. (B)	168,575	3,432,187
Trading Companies & Distributors - 1.2%
AerCap Holdings NV (A)	82,450	3,372,205
GATX Corp. (B)	129,410	7,553,662

Total Common Stocks (Cost $805,166,670)		864,147,624

SECURITIES LENDING COLLATERAL - 14.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	123,167,623	123,167,623

Total Securities Lending Collateral (Cost $123,167,623)		123,167,623

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $13,077,473 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $13,340,376.	$ 13,077,469	13,077,469

Total Repurchase Agreement (Cost $13,077,469)		13,077,469

Total Investments (Cost $941,411,762) (D)		1,000,392,716
Other Assets and Liabilities, Net - (13.7)%		(120,867,113)

Net Assets - 100.0%		$ 879,525,603

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$864,147,624	$—	$—	$864,147,624
Securities Lending Collateral	123,167,623	—	—	123,167,623
Repurchase Agreement	—	13,077,469	—	13,077,469

Total Investments	$987,315,247	$13,077,469	$—	$1,000,392,716

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $119,873,611. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $941,411,762. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $86,924,822 and $27,943,868, respectively. Net unrealized appreciation for tax purposes is $58,980,954.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.4%
Esterline Technologies Corp. (A)	18,200	$ 2,025,114
GenCorp, Inc. (A) (B)	53,100	848,007
HEICO Corp. - Class A	64,281	2,590,524
Hexcel Corp. (A)	54,700	2,171,590
Teledyne Technologies, Inc. (A)	38,900	3,656,989
TransDigm Group, Inc.	12,900	2,377,857
Airlines - 0.8%
Allegiant Travel Co. - Class A (B)	10,000	1,236,600
Spirit Airlines, Inc. (A)	53,600	3,705,904
Auto Components - 0.5%
Dana Holding Corp.	16,700	320,139
Tenneco, Inc. (A)	44,600	2,333,026
Banks - 1.3%
Signature Bank (A)	29,000	3,249,740
SVB Financial Group (A)	20,900	2,342,681
Texas Capital Bancshares, Inc. (A)	36,100	2,082,248
Beverages - 0.7%
Boston Beer Co., Inc. - Class A (A)	18,300	4,058,208
Biotechnology - 7.9%
ACADIA Pharmaceuticals, Inc. (A) (B)	52,300	1,294,948
Acceleron Pharma, Inc. (A) (B)	24,100	728,784
Acorda Therapeutics, Inc. (A) (B)	18,700	633,556
Aegerion Pharmaceuticals, Inc. (A) (B)	19,300	644,234
Alkermes PLC (A)	73,200	3,138,084
Alnylam Pharmaceuticals, Inc. (A) (B)	26,900	2,100,890
AMAG Pharmaceuticals, Inc. (A) (B)	19,600	625,436
BioMarin Pharmaceutical, Inc. (A)	33,500	2,417,360
Cepheid (A) (B)	39,700	1,747,991
Cubist Pharmaceuticals, Inc. (A)	46,600	3,091,444
Exelixis, Inc. (A) (B)	130,500	199,665
Incyte Corp. (A)	83,200	4,080,960
Intercept Pharmaceuticals, Inc. (A) (B)	6,700	1,585,823
Isis Pharmaceuticals, Inc. (A) (B)	55,700	2,162,831
Ligand Pharmaceuticals, Inc. - Class B (A) (B)	17,100	803,529
Medivation, Inc. (A)	13,100	1,295,197
Neurocrine Biosciences, Inc. (A) (B)	74,600	1,168,982
Novavax, Inc. (A)	84,200	351,114
NPS Pharmaceuticals, Inc. (A)	63,800	1,658,800
Ophthotech Corp. (A)	7,600	295,868
OPKO Health, Inc. (A) (B)	89,200	759,092
Pharmacyclics, Inc. (A) (B)	27,100	3,182,353
Prothena Corp. PLC (A) (B)	19,700	436,552
Puma Biotechnology, Inc. (A) (B)	24,700	5,892,679
Seattle Genetics, Inc. (A) (B)	40,400	1,502,072
Sunesis Pharmaceuticals, Inc. (A) (B)	37,900	270,606
United Therapeutics Corp. (A)	29,200	3,756,580
Building Products - 0.4%
AAON, Inc.	74,950	1,274,900
Lennox International, Inc.	13,200	1,014,684
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (A)	10,900	2,183,924
E*TRADE Financial Corp. (A)	171,760	3,880,058
Financial Engines, Inc. (B)	46,500	1,590,998
Virtus Investment Partners, Inc.	8,000	1,389,600
Waddell & Reed Financial, Inc. - Class A	66,800	3,452,892
Chemicals - 2.0%
NewMarket Corp. (B)	11,900	4,534,138
PolyOne Corp.	69,600	2,476,368
Stepan Co.	32,700	1,451,226
WR Grace & Co. (A)	31,800	2,891,892

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 1.9%
Civeo Corp.	48,300	$ 560,763
Clean Harbors, Inc. (A) (B)	36,800	1,984,256
Healthcare Services Group, Inc. (B)	60,300	1,725,183
Rollins, Inc.	62,650	1,834,392
Team, Inc. (A)	29,200	1,106,972
US Ecology, Inc.	33,200	1,552,432
Waste Connections, Inc.	47,287	2,294,365
Communications Equipment - 1.9%
ADTRAN, Inc.	21,300	437,289
Aruba Networks, Inc. (A)	73,000	1,575,340
EchoStar Corp. - Class A (A)	43,400	2,116,184
JDS Uniphase Corp. (A)	96,900	1,240,320
Plantronics, Inc.	40,700	1,944,646
Polycom, Inc. (A)	57,824	710,368
Riverbed Technology, Inc. (A)	95,162	1,764,779
Ubiquiti Networks, Inc. (A) (B)	28,800	1,080,864
Consumer Finance - 0.5%
Portfolio Recovery Associates, Inc. (A) (B)	56,100	2,930,103
World Acceptance Corp. (A) (B)	3,000	202,500
Containers & Packaging - 1.1%
Berry Plastics Group, Inc. (A)	74,400	1,877,856
Graphic Packaging Holding Co. (A)	270,500	3,362,315
Rock-Tenn Co. - Class A	21,400	1,018,212
Distributors - 0.6%
LKQ Corp. (A)	37,100	986,489
Pool Corp.	44,400	2,394,048
Diversified Consumer Services - 0.6%
Ascent Capital Group, Inc. - Class A (A)	22,000	1,324,400
Sotheby’s - Class A (B)	48,200	1,721,704
Steiner Leisure, Ltd. - Class A (A)	10,000	375,900
Diversified Financial Services - 1.0%
CBOE Holdings, Inc.	49,800	2,665,545
MarketAxess Holdings, Inc.	36,600	2,264,076
MSCI, Inc. - Class A (A)	10,288	483,742
NewStar Financial, Inc. (A)	31,200	350,688
Diversified Telecommunication Services - 0.4%
tw telecom, Inc. - Class A (A)	53,500	2,226,135
Electrical Equipment - 1.0%
Acuity Brands, Inc.	31,300	3,684,323
Generac Holdings, Inc. (A) (B)	52,700	2,136,458
Electronic Equipment & Instruments - 2.2%
Anixter International, Inc.	41,500	3,520,860
Cognex Corp. (A)	70,200	2,826,954
Coherent, Inc. (A)	37,000	2,270,690
FARO Technologies, Inc. (A)	12,200	619,150
FEI Co.	45,100	3,401,442
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (A)	30,200	1,319,438
Core Laboratories NV (B)	12,800	1,873,280
Dril-Quip, Inc. - Class A (A)	26,900	2,404,860
Oceaneering International, Inc.	24,800	1,616,216
Oil States International, Inc. (A)	21,000	1,299,900
Tesco Corp. - Class B	59,700	1,185,045
Unit Corp. (A)	11,400	668,610
Food & Staples Retailing - 0.6%
Rite Aid Corp. (A)	729,600	3,531,264
Food Products - 1.5%
J&J Snack Foods Corp.	45,200	4,228,912
TreeHouse Foods, Inc. (A)	54,000	4,347,000

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (A)	61,700	$ 3,188,656
Cooper Cos., Inc.	19,200	2,990,400
DexCom, Inc. (A) (B)	52,800	2,111,472
HeartWare International, Inc. (A) (B)	8,200	636,566
ICU Medical, Inc. - Class B (A)	15,900	1,020,462
IDEXX Laboratories, Inc. (A) (B)	20,500	2,415,515
Masimo Corp. (A)	29,800	634,144
Sirona Dental Systems, Inc. (A)	44,800	3,435,264
Thoratec Corp. (A)	33,800	903,474
Volcano Corp. (A) (B)	20,600	219,184
West Pharmaceutical Services, Inc.	53,500	2,394,660
Health Care Providers & Services - 3.4%
Air Methods Corp. (A) (B)	55,600	3,088,580
Centene Corp. (A)	36,600	3,027,186
Chemed Corp.	6,000	617,400
Corvel Corp. (A)	43,500	1,481,175
HealthSouth Corp.	56,600	2,088,540
MEDNAX, Inc. (A)	41,100	2,253,102
MWI Veterinary Supply, Inc. - Class A (A) (B)	16,300	2,418,920
Team Health Holdings, Inc. (A)	65,200	3,780,948
WellCare Health Plans, Inc. (A)	21,100	1,273,174
Health Care Technology - 0.2%
athenahealth, Inc. (A) (B)	7,500	987,675
Hotels, Restaurants & Leisure - 5.2%
Bally Technologies, Inc. (A)	36,600	2,953,620
Brinker International, Inc.	57,300	2,910,267
Buffalo Wild Wings, Inc. (A) (B)	15,000	2,014,050
Cheesecake Factory, Inc. (B)	32,000	1,456,000
Choice Hotels International, Inc. (B)	44,700	2,324,400
Denny’s Corp. (A)	309,100	2,172,973
Domino’s Pizza, Inc.	53,900	4,148,144
Jack in the Box, Inc.	30,100	2,052,519
Marriott Vacations Worldwide Corp. (A)	35,100	2,225,691
Red Robin Gourmet Burgers, Inc. (A)	28,600	1,627,340
Six Flags Entertainment Corp.	77,000	2,648,030
Vail Resorts, Inc.	42,500	3,687,300
Household Durables - 0.6%
Helen of Troy, Ltd. (A)	51,300	2,694,276
iRobot Corp. (A) (B)	33,100	1,007,895
Insurance - 0.2%
AmTrust Financial Services, Inc. (B)	35,383	1,408,951
Internet & Catalog Retail - 1.7%
HSN, Inc.	56,500	3,467,405
Liberty TripAdvisor Holdings, Inc. - Class A (A)	58,300	1,976,370
Liberty Ventures - Series A (A)	59,100	2,243,436
Shutterfly, Inc. (A) (B)	42,900	2,090,946
Internet Software & Services - 2.6%
Conversant, Inc. (A) (B)	52,200	1,787,850
Cornerstone OnDemand, Inc. - Class A (A) (B)	45,300	1,558,773
CoStar Group, Inc. (A)	18,400	2,861,936
Envestnet, Inc. (A)	47,700	2,146,500
j2 Global, Inc. (B)	31,900	1,574,584
MercadoLibre, Inc. (B)	20,200	2,194,730
Perficient, Inc. (A)	57,800	866,422
WebMD Health Corp. - Class A (A) (B)	56,600	2,366,446
IT Services - 5.5%
Cardtronics, Inc. (A)	72,400	2,548,480
CoreLogic, Inc. (A)	102,600	2,777,382
DST Systems, Inc.	22,000	1,846,240
Euronet Worldwide, Inc. (A) (B)	63,600	3,039,444

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Gartner, Inc. (A)	58,900	$ 4,327,383
Heartland Payment Systems, Inc. (B)	66,120	3,155,246
Jack Henry & Associates, Inc.	43,900	2,443,474
MAXIMUS, Inc. - Class A	113,600	4,558,768
TeleTech Holdings, Inc. (A)	22,600	555,508
Unisys Corp. (A) (B)	37,890	887,005
VeriFone Systems, Inc. (A)	36,700	1,261,746
WEX, Inc. (A)	42,000	4,633,440
Leisure Products - 1.0%
Brunswick Corp. - Class B	55,800	2,351,412
Polaris Industries, Inc.	24,800	3,714,792
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. - Class A (A)	9,000	1,020,600
Bruker Corp. (A)	49,400	914,641
Illumina, Inc. (A)	7,000	1,147,440
Mettler-Toledo International, Inc. (A)	4,600	1,178,198
PAREXEL International Corp. (A) (B)	43,700	2,757,033
Machinery - 6.6%
Actuant Corp. - Class A	60,800	1,855,616
Chart Industries, Inc. (A) (B)	16,300	996,419
Graco, Inc. - Class A	36,200	2,641,876
Hyster-Yale Materials Handling, Inc.	16,700	1,196,054
IDEX Corp.	31,900	2,308,603
John Bean Technologies Corp.	67,100	1,887,523
Lincoln Electric Holdings, Inc.	47,200	3,263,172
Middleby Corp. (A)	65,700	5,790,141
Nordson Corp.	41,000	3,118,870
Standex International Corp.	13,300	986,062
Sun Hydraulics Corp.	26,600	999,894
Toro Co.	66,700	3,950,641
Valmont Industries, Inc. (B)	21,300	2,874,009
Wabtec Corp.	61,500	4,983,960
Woodward, Inc.	30,300	1,442,886
Marine - 0.8%
Kirby Corp. (A)	39,400	4,643,290
Media - 1.1%
John Wiley & Sons, Inc. - Class A	9,600	538,656
Live Nation Entertainment, Inc. (A)	145,000	3,482,900
Starz - Class A (A)	70,400	2,328,832
Metals & Mining - 0.7%
Compass Minerals International, Inc.	14,100	1,188,348
Stillwater Mining Co. (A) (B)	71,400	1,073,142
Worthington Industries, Inc.	50,400	1,875,888
Multiline Retail - 0.2%
Big Lots, Inc.	31,700	1,364,685
Oil, Gas & Consumable Fuels - 4.6%
Athlon Energy, Inc. (A)	41,000	2,387,430
Bonanza Creek Energy, Inc. (A)	22,700	1,291,630
Carrizo Oil & Gas, Inc. (A)	30,200	1,625,364
Clayton Williams Energy, Inc. (A) (B)	16,700	1,610,715
Contango Oil & Gas Co. - Class A (A)	33,800	1,123,512
Diamondback Energy, Inc. (A)	31,700	2,370,526
Gran Tierra Energy, Inc. (A)	154,060	853,492
Oasis Petroleum, Inc. (A) (B)	63,000	2,634,030
Rosetta Resources, Inc. (A)	39,400	1,755,664
SemGroup Corp. - Class A	49,600	4,130,192
SM Energy Co.	29,100	2,269,800
Stone Energy Corp. (A) (B)	51,600	1,618,176
Targa Resources Corp.	21,200	2,886,804
Paper & Forest Products - 0.7%
Clearwater Paper Corp. (A)	22,900	1,376,519
KapStone Paper and Packaging Corp. (A)	104,700	2,928,459
Personal Products - 0.2%
Nu Skin Enterprises, Inc. - Class A (B)	30,600	1,377,918

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.7%
Akorn, Inc. - Class A (A) (B)	69,200	$ 2,509,884
Auxilium Pharmaceuticals, Inc. (A) (B)	29,000	865,650
AVANIR Pharmaceuticals, Inc. - Class A (A) (B)	160,400	1,911,968
Jazz Pharmaceuticals PLC (A) (B)	9,000	1,445,040
Mallinckrodt PLC (A) (B)	18,895	1,703,384
Medicines Co. (A) (B)	36,100	805,752
Nektar Therapeutics (A) (B)	54,100	652,987
Pacira Pharmaceuticals, Inc. (A) (B)	23,900	2,316,388
Prestige Brands Holdings, Inc. (A)	83,800	2,712,606
Salix Pharmaceuticals, Ltd. (A)	35,300	5,515,272
Theravance Biopharma, Inc. (A) (B)	9,884	227,826
Theravance, Inc. - Class A (B)	34,600	591,314
Professional Services - 0.9%
Advisory Board Co. (A)	35,100	1,635,309
Exponent, Inc.	17,500	1,240,400
Huron Consulting Group, Inc. (A)	39,067	2,381,915
Real Estate Investment Trusts - 0.9%
FelCor Lodging Trust, Inc.	179,700	1,681,992
Strategic Hotels & Resorts, Inc. (A)	195,800	2,281,070
Taubman Centers, Inc.	15,500	1,131,500
Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions SA (A) (B)	24,400	2,459,520
Forest City Enterprises, Inc. - Class A (A)	69,400	1,357,464
Jones Lang LaSalle, Inc.	8,300	1,048,622
Kennedy-Wilson Holdings, Inc.	89,600	2,146,816
Road & Rail - 2.4%
AMERCO	11,000	2,880,790
Avis Budget Group, Inc. (A)	62,000	3,403,180
Landstar System, Inc.	27,600	1,992,444
Old Dominion Freight Line, Inc. (A)	77,398	5,467,395
Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology, Inc. (A)	44,700	375,927
Atmel Corp. (A)	267,200	2,158,976
Cabot Microelectronics Corp. - Class A (A)	23,900	990,655
Cavium, Inc. (A) (B)	46,900	2,332,337
Diodes, Inc. (A)	44,900	1,074,008
Microsemi Corp. (A)	64,300	1,633,863
Semtech Corp. (A)	47,300	1,284,195
Silicon Laboratories, Inc. (A)	20,800	845,312
Synaptics, Inc. (A) (B)	44,500	3,257,400
Teradyne, Inc. (B)	82,300	1,595,797
Ultratech, Inc. (A) (B)	14,100	320,775
Software - 8.0%
Advent Software, Inc. (B)	51,000	1,609,560
Aspen Technology, Inc. (A)	98,200	3,704,104
CommVault Systems, Inc. (A)	48,700	2,454,480
Computer Modelling Group, Ltd.	131,200	1,363,604
Concur Technologies, Inc. (A) (B)	22,200	2,815,404
FactSet Research Systems, Inc. (B)	19,950	2,424,523
Fortinet, Inc. (A)	80,800	2,041,412
Informatica Corp. (A)	45,600	1,561,344
Manhattan Associates, Inc. (A)	88,500	2,957,670
Monotype Imaging Holdings, Inc.	57,200	1,619,904
Netscout Systems, Inc. (A)	59,700	2,734,260
Pegasystems, Inc.	62,700	1,198,197
Proofpoint, Inc. (A) (B)	30,800	1,143,912
PTC, Inc. (A)	83,800	3,092,220
SolarWinds, Inc. (A)	42,100	1,770,305
Solera Holdings, Inc.	11,100	625,596
SS&C Technologies Holdings, Inc. (A)	55,000	2,413,950
TIBCO Software, Inc. (A)	81,300	1,921,119
Tyler Technologies, Inc. (A)	52,200	4,614,480
Ultimate Software Group, Inc. (A) (B)	31,000	4,386,810

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.6%
Aaron’s, Inc.	38,650	$ 939,968
Ascena Retail Group, Inc. - Class B (A)	34,900	464,170
Buckle, Inc. (B)	28,100	1,275,459
Chico’s FAS, Inc.	83,400	1,231,818
Children’s Place, Inc. (B)	15,500	738,730
DSW, Inc. - Class A	38,700	1,165,257
Guess?, Inc.	18,800	413,036
Monro Muffler Brake, Inc. (B)	61,950	3,006,434
Murphy USA, Inc. (A)	21,900	1,162,014
Sally Beauty Holdings, Inc. (A)	106,500	2,914,905
Tractor Supply Co.	33,000	2,029,830
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (A) (B)	13,749	637,541
Stratasys, Ltd. (A) (B)	11,800	1,425,204
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (A) (B)	23,900	2,322,602
Fossil Group, Inc. (A)	11,012	1,034,027
Hanesbrands, Inc.	59,900	6,435,656
Iconix Brand Group, Inc. (A)	55,500	2,050,170
Steven Madden, Ltd. - Class B (A)	79,800	2,571,954
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (A) (B)	214,500	1,675,245
Radian Group, Inc. (B)	112,500	1,604,250
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (A)	47,300	1,205,204

Total Common Stocks (Cost $440,546,839)		576,586,347

SECURITIES LENDING COLLATERAL - 22.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	129,223,820	129,223,820

Total Securities Lending Collateral (Cost $129,223,820)		129,223,820

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $1,284,026 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $1,312,717.	$ 1,284,026	1,284,026

Total Repurchase Agreement (Cost $1,284,026)		1,284,026

Total Investments (Cost $571,054,685) (D)		707,094,193
Other Assets and Liabilities, Net - (21.7)%		(126,229,507)

Net Assets - 100.0%		$ 580,864,686

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$576,586,347	$—	$—	$576,586,347
Securities Lending Collateral	129,223,820	—	—	129,223,820
Repurchase Agreement	—	1,284,026	—	1,284,026

Total Investments	$705,810,167	$1,284,026	$—	$707,094,193

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $126,326,466. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $571,054,685. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $150,590,064 and $14,550,556, respectively. Net unrealized appreciation for tax purposes is $136,039,508.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	237,480	$ 0

Total Convertible Preferred Stock (Cost $593,700)		0

COMMON STOCKS - 98.8%
Aerospace & Defense - 7.1%
Precision Castparts Corp.	38,205	9,050,001
United Technologies Corp.	95,395	10,073,712
Biotechnology - 6.4%
BioMarin Pharmaceutical, Inc. (A)	121,380	8,758,781
Gilead Sciences, Inc. (A)	78,000	8,303,100
Capital Markets - 2.5%
BlackRock, Inc.	20,445	6,712,502
Chemicals - 6.1%
FMC Corp. - Class A	125,670	7,187,067
Praxair, Inc.	72,070	9,297,030
Communications Equipment - 3.5%
QUALCOMM, Inc.	126,605	9,466,256
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. - Class A	80,255	8,014,264
Energy Equipment & Services - 2.5%
Core Laboratories NV	46,635	6,825,032
Health Care Equipment & Supplies - 5.9%
Baxter International, Inc.	127,605	9,158,211
Cooper Cos., Inc.	43,760	6,815,620
Health Care Providers & Services - 3.6%
Express Scripts Holding Co. (A)	135,235	9,551,648
Household Products - 3.5%
Colgate-Palmolive Co.	143,680	9,370,810
Industrial Conglomerates - 4.1%
Danaher Corp.	143,600	10,910,728
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (A)	134,240	8,027,552
IT Services - 11.7%
Accenture PLC - Class A (E)	118,540	9,639,673
Fiserv, Inc. (A)	168,825	10,912,004
Visa, Inc. - Class A	51,545	10,998,156
Machinery - 2.7%
Cummins, Inc.	54,945	7,251,641
Oil, Gas & Consumable Fuels - 7.5%
Enbridge, Inc.	219,850	10,526,418
EOG Resources, Inc.	96,095	9,515,327
Pharmaceuticals - 4.6%
Roche Holding AG - ADR (E)	337,725	12,492,448
Professional Services - 1.9%
Verisk Analytics, Inc. - Class A (A)	84,720	5,158,601
Real Estate Investment Trusts - 3.5%
American Tower Corp. - Class A	100,780	9,436,031
Software - 4.5%
Adobe Systems, Inc. (A)	79,570	5,505,448
Oracle Corp.	168,960	6,467,789
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	112,565	11,340,924

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 7.0%
NIKE, Inc. - Class B	100,620	$ 8,975,304
V.F. Corp.	147,945	9,768,808

Total Common Stocks (Cost $255,945,337)		265,510,886

SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (F)	18,886,305	18,886,305

Total Securities Lending Collateral (Cost $18,886,305)		18,886,305

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (F), dated 09/30/2014, to be repurchased at $1,789,388 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $1,827,054.	$ 1,789,387	1,789,387

Total Repurchase Agreement (Cost $1,789,387)		1,789,387

Total Investments (Cost $277,214,729) (G)		286,186,578
Other Assets and Liabilities, Net - (6.5)%		(17,568,069)

Net Assets - 100.0%		$ 268,618,509

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Torray Concentrated Growth VP

(formerly, Transamerica BNP Paribas Large Cap Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Convertible Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	265,510,886	—	—	265,510,886
Securities Lending Collateral	18,886,305	—	—	18,886,305
Repurchase Agreement	—	1,789,387	—	1,789,387

Total Investments	$284,397,191	$1,789,387	$0	$286,186,578

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (I)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014
Convertible Preferred Stock	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the Portfolio’s net assets.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $0, or less than 0.01% of the Portfolio’s net assets.
(D)	Restricted security. At September 30, 2014, the Portfolio owned the respective securities which were restricted as to public resale:

Investments	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stock	Better Place	1/25/2010	$593,700	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $18,505,411. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at September 30, 2014.
(G)	Aggregate cost for federal income tax purposes is $277,214,729. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,179,431 and $8,207,582, respectively. Net unrealized appreciation for tax purposes is $8,971,849.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Level 3 securities were not considered significant to the Portfolio.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.1%
Germany - 1.1%
Volkswagen AG, 2.58% (A)	7,400	$ 1,536,577

Total Convertible Preferred Stock (Cost $1,963,237)		1,536,577

PREFERRED STOCKS - 0.7%
Brazil - 0.5%
Itau Unibanco Holding SA, 3.14% (A)	48,400	669,720
Korea, Republic of - 0.2%
Hyundai Motor Co., 1.07% (A)	3,000	335,466

Total Preferred Stocks (Cost $946,907)		1,005,186

COMMON STOCKS - 96.4%
Australia - 3.8%
APA Group (B)	101,806	663,174
Asciano, Ltd.	357,863	1,895,629
BHP Billiton PLC - ADR (B)	26,100	1,449,333
Challenger, Ltd.	229,677	1,431,787
Belgium - 0.6%
Ageas	25,017	830,546
Canada - 1.0%
Fairfax Financial Holdings, Ltd.	3,088	1,383,568
Denmark - 1.3%
Carlsberg A/S - Class B	20,416	1,815,202
France - 9.8%
Arkema SA	19,393	1,301,139
Bollore SA	700	397,684
Cie Generale des Etablissements Michelin - Class B	13,803	1,301,963
GDF Suez	59,100	1,482,475
Rexel SA	91,900	1,714,998
Sanofi	20,668	2,337,940
Total SA	25,500	1,657,091
Veolia Environnement SA	72,300	1,276,633
Vinci SA	20,032	1,163,992
Vivendi SA (C)	56,030	1,353,098
Germany - 7.4%
adidas AG	9,344	699,265
Allianz SE - Class A	12,241	1,984,420
Bayer AG	9,882	1,384,194
Merck KGaA	22,800	2,103,085
Metro AG (C)	48,400	1,594,313
Siemens AG - Class A	17,507	2,086,731
Talanx AG (C)	20,500	682,139
Guernsey, Channel Islands - 1.0%
Friends Life Group, Ltd.	290,674	1,451,848
Hong Kong - 5.7%
Cheung Kong Holdings, Ltd.	116,800	1,922,386
First Pacific Co., Ltd.	1,483,250	1,535,809
Guangdong Investment, Ltd. (B)	1,348,000	1,574,578
Noble Group, Ltd.	1,771,000	1,804,735
SJM Holdings, Ltd.	667,900	1,273,034
Ireland - 2.0%
Ryanair Holdings PLC - ADR (C)	25,000	1,410,750
Smurfit Kappa Group PLC - Class B	63,521	1,392,396
Israel - 0.9%
Israel Corp., Ltd. (C)	2,378	1,338,491

	Shares	Value
COMMON STOCKS (continued)
Italy - 3.1%
Davide Campari-Milano SpA	48,700	$ 351,533
Eni SpA - Class B (B)	99,496	2,371,364
Pirelli & C. SpA	47,294	654,692
Prysmian SpA	53,885	1,001,155
Japan - 21.2%
Aisin Seiki Co., Ltd.	43,800	1,579,476
Daiichi Sankyo Co., Ltd. (B)	49,900	783,022
Denki Kagaku Kogyo KK	284,000	929,619
Electric Power Development Co., Ltd.	22,000	719,125
FUJIFILM Holdings Corp.	80,700	2,479,681
Hitachi, Ltd.	350,000	2,672,669
Japan Airlines Co., Ltd.	68,400	1,870,982
Kintetsu World Express, Inc.	19,800	754,630
Komatsu, Ltd.	49,000	1,133,244
Kuraray Co., Ltd.	129,400	1,517,286
Mitsubishi Corp.	101,400	2,076,539
MS&AD Insurance Group Holdings, Inc.	61,000	1,330,681
Nippon Telegraph & Telephone Corp.	40,700	2,531,249
Nitori Holdings Co., Ltd.	24,200	1,498,227
ORIX Corp.	140,000	1,931,343
Resona Holdings, Inc.	355,300	2,003,351
Sony Corp. (B)	70,800	1,285,277
Sumitomo Mitsui Financial Group, Inc. (B)	52,900	2,156,516
USS Co., Ltd.	68,800	1,053,877
Korea, Republic of - 3.2%
Kangwon Land, Inc.	41,970	1,425,847
Samsung Electronics Co., Ltd.	1,330	1,492,272
SK Telecom Co., Ltd.	6,027	1,656,318
Macau - 0.7%
MGM China Holdings, Ltd.	373,459	1,070,138
Netherlands - 5.3%
Akzo Nobel NV	20,700	1,418,374
Delta Lloyd NV	51,117	1,232,837
Heineken Holding NV - Class A	18,443	1,219,930
Koninklijke Boskalis Westminster NV	21,524	1,211,947
Koninklijke Philips NV	66,965	2,136,918
Wolters Kluwer NV	12,875	343,449
Singapore - 0.8%
SIA Engineering Co., Ltd.	314,000	1,134,702
Spain - 1.3%
Amadeus IT Holding SA - Class A	50,052	1,872,523
Sweden - 4.4%
Investor AB - Class B	52,678	1,863,003
Saab AB - Class B	12,022	295,552
Svenska Cellulosa AB SCA - Class B	78,230	1,865,768
Telefonaktiebolaget LM Ericsson - Class B	178,612	2,267,303
Switzerland - 4.8%
GAM Holding AG (C)	89,345	1,544,142
Nestle SA	24,779	1,823,321
Novartis AG	23,480	2,217,160
UBS AG - Class A (C)	72,600	1,266,907
United Kingdom - 16.5%
Admiral Group PLC	11,500	239,193
Barclays PLC	432,300	1,594,022
BP PLC - ADR (B)	30,100	1,322,895
British Sky Broadcasting Group PLC	113,458	1,622,284
HSBC Holdings PLC	178,800	1,832,937
IG Group Holdings PLC	121,293	1,168,990
Imperial Tobacco Group PLC	38,799	1,675,629
Inchcape PLC	131,287	1,370,663
Johnson Matthey PLC	17,913	847,668
Kingfisher PLC	353,514	1,856,269
National Grid PLC - Class B	116,318	1,674,492

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Noble Corp. PLC (B)	56,604	$ 1,257,741
Rexam PLC	163,869	1,306,497
Royal Bank of Scotland Group PLC (C)	258,700	1,544,200
UBM PLC	67,900	641,744
Unilever PLC	63,293	2,652,403
Vodafone Group PLC	286,944	950,827
United States - 1.6%
Flextronics International, Ltd. (C)	71,200	734,784
Mallinckrodt PLC (B) (C)	16,500	1,487,475
Paragon Offshore PLC (B) (C)	18,868	116,038

Total Common Stocks (Cost $131,352,569)		137,635,126

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (A)	11,556,913	11,556,913

Total Securities Lending Collateral (Cost $11,556,913)		11,556,913

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2014, to be repurchased at $2,493,470 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $2,545,143.	$ 2,493,469	2,493,469

Total Repurchase Agreement (Cost $2,493,469)		2,493,469

Total Investments (Cost $148,313,095) (D)		154,227,271
Other Assets and Liabilities, Net - (8.0)%		(11,486,161)

Net Assets - 100.0%		$ 142,741,110

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.7%	$10,312,876
Banks	6.4	9,800,746
Insurance	5.9	9,135,232
Chemicals	4.8	7,352,577
Diversified Financial Services	3.9	5,999,589
Electronic Equipment & Instruments	3.8	5,887,134
Trading Companies & Distributors	3.6	5,596,272
Oil, Gas & Consumable Fuels	3.5	5,351,350
Food Products	2.9	4,475,724
Multi-Utilities	2.9	4,433,600
Specialty Retail	2.9	4,408,373
Industrial Conglomerates	2.7	4,223,649
Media	2.6	3,960,575
Hotels, Restaurants & Leisure	2.4	3,769,019
Auto Components	2.3	3,536,131
Beverages	2.2	3,386,665
Airlines	2.1	3,281,732
Capital Markets	1.8	2,811,049
Containers & Packaging	1.8	2,698,893
Wireless Telecommunication Services	1.7	2,607,145
Diversified Telecommunication Services	1.6	2,531,249
Construction & Engineering	1.5	2,375,939
Communications Equipment	1.5	2,267,303
Consumer Finance	1.3	1,931,343
Real Estate Management & Development	1.2	1,922,386
Road & Rail	1.2	1,895,629
IT Services	1.2	1,872,523
Automobiles	1.2	1,872,043
Household Products	1.2	1,865,768
Tobacco	1.1	1,675,629
Food & Staples Retailing	1.0	1,594,313
Water Utilities	1.0	1,574,578
Semiconductors & Semiconductor Equipment	1.0	1,492,272
Metals & Mining	0.9	1,449,333
Energy Equipment & Services	0.9	1,373,779
Distributors	0.9	1,370,663
Household Durables	0.8	1,285,277
Air Freight & Logistics	0.8	1,152,314
Transportation Infrastructure	0.7	1,134,702
Machinery	0.7	1,133,244
Electrical Equipment	0.7	1,001,155
Independent Power and Renewable Electricity Producers	0.5	719,125
Textiles, Apparel & Luxury Goods	0.5	699,265
Gas Utilities	0.4	663,174
Aerospace & Defense	0.2	295,552

Investments, at Value	90.9	140,176,889
Short-Term Investments	9.1	14,050,382

Total Investments	100.0%	$154,227,271

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Convertible Preferred Stock	$—	$1,536,577	$—	$1,536,577
Preferred Stocks	669,720	335,466	—	1,005,186
Common Stocks	9,162,584	128,472,542	—	137,635,126
Securities Lending Collateral	11,556,913	—	—	11,556,913
Repurchase Agreement	—	2,493,469	—	2,493,469

Total Investments	$21,389,217	$132,838,054	$—	$154,227,271

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $11,139,357. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $148,313,095. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,420,725 and $7,506,549, respectively. Net unrealized appreciation for tax purposes is $5,914,176.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
Capital Markets - 54.1%
Vanguard Extended Market ETF	158,886	$ 13,279,692
Vanguard S&P 500 ETF	314,640	56,820,838
Vanguard Total Stock Market ETF	571,244	57,832,742
Emerging Markets - Equity - 4.8%
Vanguard FTSE Emerging Markets ETF	270,859	11,297,529
Growth - Large Cap - 7.9%
Vanguard Growth ETF	188,154	18,753,309
Growth - Small Cap - 2.5%
Vanguard Small-Cap ETF (A)	53,764	5,947,911
Region Fund - Asian Pacific - 7.2%
Vanguard FTSE Pacific ETF	289,376	17,159,997
Region Fund - European - 12.4%
Vanguard FTSE Europe ETF	532,670	29,414,038
Value - Large Cap - 9.6%
Vanguard Value ETF	278,656	22,626,867

Total Investment Companies (Cost $204,545,886)		233,132,923

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	124,300	124,300

Total Securities Lending Collateral (Cost $124,300)		124,300

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $3,025,193 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $3,086,320.	$ 3,025,192	3,025,192

Total Repurchase Agreement (Cost $3,025,192)		3,025,192

Total Investments (Cost $207,695,378) (C)		236,282,415
Other Assets and Liabilities, Net - 0.1%		142,153

Net Assets - 100.0%		$ 236,424,568

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$233,132,923	$—	$—	$233,132,923
Securities Lending Collateral	124,300	—	—	124,300
Repurchase Agreement	—	3,025,192	—	3,025,192

Total Investments	$233,257,223	$3,025,192	$—	$236,282,415

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $121,693. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $207,695,378. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $28,587,037.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Capital Markets - 86.6%
Vanguard Extended Market ETF	1,012,220	$ 84,601,348
Vanguard Intermediate-Term Bond ETF (A)	639,034	53,851,395
Vanguard Long-Term Bond ETF (A)	441,982	39,880,036
Vanguard Mortgage-Backed Securities ETF (A)	1,795,709	94,400,422
Vanguard S&P 500 ETF (A)	2,010,995	363,165,587
Vanguard Short-Term Bond ETF (A)	1,396,987	111,856,749
Vanguard Total Bond Market ETF (A)	27,409,840	2,245,688,191
Vanguard Total Stock Market ETF (A)	6,363,559	644,246,713
Emerging Markets - Equity - 2.4%
Vanguard FTSE Emerging Markets ETF (A)	2,422,812	101,055,488
Region Fund - Asian Pacific - 3.6%
Vanguard FTSE Pacific ETF (A)	2,568,639	152,320,293
Region Fund - European - 6.2%
Vanguard FTSE Europe ETF (A)	4,723,281	260,819,577

Total Investment Companies (Cost $4,146,677,850)		4,151,885,799

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	207,468,597	207,468,597

Total Securities Lending Collateral (Cost $207,468,597)		207,468,597

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $49,189,231 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $50,176,613.	$ 49,189,217	49,189,217

Total Repurchase Agreement (Cost $49,189,217)		49,189,217

Total Investments (Cost $4,403,335,664) (C)		4,408,543,613
Other Assets and Liabilities, Net - (4.9)%		(207,324,560)

Net Assets - 100.0%		$ 4,201,219,053

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$4,151,885,799	$—	$—	$4,151,885,799
Securities Lending Collateral	207,468,597	—	—	207,468,597
Repurchase Agreement	—	49,189,217	—	49,189,217

Total Investments	$4,359,354,396	$49,189,217	$—	$4,408,543,613

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $202,761,223. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $4,403,335,664. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $28,655,085 and $23,447,136, respectively. Net unrealized appreciation for tax purposes is $5,207,949.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 90.9%
Vanguard Extended Market ETF	128,546	$ 10,743,875
Vanguard Intermediate-Term Bond ETF (A)	237,046	19,975,867
Vanguard Long-Term Bond ETF (A)	163,951	14,793,299
Vanguard Mortgage-Backed Securities ETF (A)	666,109	35,017,350
Vanguard S&P 500 ETF	255,385	46,119,977
Vanguard Short-Term Bond ETF (A)	518,205	41,492,674
Vanguard Total Bond Market ETF	4,549,613	372,749,793
Vanguard Total Stock Market ETF	842,380	85,282,551
Emerging Markets - Equity - 1.6%
Vanguard FTSE Emerging Markets ETF (A)	268,070	11,181,200
Region Fund - Asian Pacific - 2.5%
Vanguard FTSE Pacific ETF	284,204	16,853,297
Region Fund - European - 4.2%
Vanguard FTSE Europe ETF	522,602	28,858,082

Total Investment Companies (Cost $676,366,619)		683,067,965

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	6,976,339	6,976,339

Total Securities Lending Collateral (Cost $6,976,339)		6,976,339

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $5,651,168 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $5,765,907.	$ 5,651,166	5,651,166

Total Repurchase Agreement (Cost $5,651,166)		5,651,166

Total Investments (Cost $688,994,124) (C)		695,695,470
Other Assets and Liabilities, Net - (1.0)%		(6,797,654)

Net Assets - 100.0%		$ 688,897,816

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$683,067,965	$—	$—	$683,067,965
Securities Lending Collateral	6,976,339	—	—	6,976,339
Repurchase Agreement	—	5,651,166	—	5,651,166

Total Investments	$690,044,304	$5,651,166	$—	$695,695,470

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $6,813,526. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $688,994,124. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,228,182 and $2,526,836, respectively. Net unrealized appreciation for tax purposes is $6,701,346.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Capital Markets - 82.8%
Vanguard Extended Market ETF (A)	1,204,783	$ 100,695,763
Vanguard Intermediate-Term Bond ETF (A)	327,271	27,579,127
Vanguard Long-Term Bond ETF (A)	226,354	20,423,921
Vanguard Mortgage-Backed Securities ETF (A)	919,645	48,345,738
Vanguard S&P 500 ETF (A)	2,393,562	432,253,362
Vanguard Short-Term Bond ETF (A)	715,445	57,285,681
Vanguard Total Bond Market ETF (A)	14,037,528	1,150,094,669
Vanguard Total Stock Market ETF (A)	4,858,516	491,876,160
Emerging Markets - Equity - 3.1%
Vanguard FTSE Emerging Markets ETF (A)	2,137,064	89,136,940
Region Fund - Asian Pacific - 4.8%
Vanguard FTSE Pacific ETF (A)	2,265,691	134,355,476
Region Fund - European - 8.2%
Vanguard FTSE Europe ETF (A)	4,166,214	230,058,337

Total Investment Companies (Cost $2,804,348,544)		2,782,105,174

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	234,774,921	234,774,921

Total Securities Lending Collateral (Cost $234,774,921)		234,774,921

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $30,669,480 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $31,285,993.	$ 30,669,471	30,669,471

Total Repurchase Agreement (Cost $30,669,471)		30,669,471

Total Investments (Cost $3,069,792,936) (C)		3,047,549,566
Other Assets and Liabilities, Net - (8.3)%		(234,708,238)

Net Assets - 100.0%		$ 2,812,841,328

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Vanguard ETF Portfolio – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$2,782,105,174	$—	$—	$2,782,105,174
Securities Lending Collateral	234,774,921	—	—	234,774,921
Repurchase Agreement	—	30,669,471	—	30,669,471

Total Investments	$3,016,880,095	$30,669,471	$—	$3,047,549,566

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $229,559,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Aggregate cost for federal income tax purposes is $3,069,792,936. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $6,691,625 and $28,934,995, respectively. Net unrealized depreciation for tax purposes is $22,243,370.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 88.0%
Alternative Investments - 3.4%
Transamerica MLP & Energy Income (A)	31,650	$ 382,014
Fixed Income - 25.7%
Transamerica Bond (A)	26,811	287,144
Transamerica Core Bond (A)	20,852	210,811
Transamerica Emerging Markets Debt (A)	12,695	135,327
Transamerica Flexible Income (A)	25,964	245,362
Transamerica Floating Rate (A)	10,548	104,632
Transamerica Global Bond (A)	24,167	237,321
Transamerica High Yield Bond (A)	25,175	243,194
Transamerica Intermediate Bond (A)	20,973	210,985
Transamerica Money Market (A)	70,296	70,296
Transamerica PIMCO Total Return VP (B)	18,252	210,082
Transamerica Short-Term Bond (A)	74,847	762,692
Transamerica Voya Intermediate Bond VP (B)	10,580	105,487
Transamerica Voya Limited Maturity Bond VP (B)	3,398	34,111
Global/International Equity - 20.8%
Transamerica Clarion Global Real Estate Securities VP (B)	8,201	100,132
Transamerica Developing Markets Equity (A)	24,862	298,842
Transamerica Emerging Markets Equity (A)	23,863	243,164
Transamerica Income & Growth (A)	53,564	575,809
Transamerica International Equity (A)	12,672	228,608
Transamerica International Equity Opportunities (A)	12,403	106,166
Transamerica International Small Cap (A)	47,478	484,749
Transamerica International Small Cap Value (A)	23,645	280,665
Inflation-Protected Securities - 1.1%
Transamerica Inflation Opportunities (A)	12,273	121,749
U.S. Equity - 37.0%
Transamerica Capital Growth (A)	11,542	190,100
Transamerica Concentrated Growth (A)	16,179	255,471
Transamerica Dividend Focused (A)	38,072	501,407
Transamerica Growth Opportunities (A)	18,128	211,376
Transamerica Jennison Growth VP (B)	43,232	441,402
Transamerica JPMorgan Mid Cap Value VP (B)	21,024	440,024
Transamerica Large Cap Value (A)	58,136	762,740
Transamerica Mid Cap Growth (A)	23,530	252,478
Transamerica Small Cap Core (A)	11,504	118,381
Transamerica Small Cap Growth (A)	16,997	210,087
Transamerica Small Cap Value (A)	25,501	312,384
Transamerica Systematic Small/Mid Cap Value VP (B)	8,303	179,597
Transamerica Voya Mid Cap Opportunities VP (B)	9,839	116,294
Transamerica WMC US Growth VP (B)	3,895	124,679

Total Investment Companies (Cost $9,921,240)		9,795,762

	Principal	Value
REPURCHASE AGREEMENT - 10.0%

State Street Bank & Trust Co.
0.01% (C), dated 09/30/2014, to be repurchased at $1,112,782 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $1,139,602.

	$ 1,112,781	$ 1,112,781

Total Repurchase Agreement (Cost $1,112,781)		1,112,781

Total Investments (Cost $11,034,021) (D)		10,908,543
Other Assets and Liabilities, Net - 2.0%		218,942

Net Assets - 100.0%		$ 11,127,485

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Balanced Allocation VP

(formerly, Transamerica ING Balanced Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$9,795,762	$—	$—	$9,795,762
Repurchase Agreement	—	1,112,781	—	1,112,781

Total Investments	$9,795,762	$1,112,781	$—	$10,908,543

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $11,034,021. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $117,304 and $242,782, respectively. Net unrealized depreciation for tax purposes is $125,478.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.6%
Alternative Investments - 3.5%
Transamerica MLP & Energy Income (A)	4,639	$ 55,990
Fixed Income - 45.1%
Transamerica Bond (A)	4,444	47,593
Transamerica Core Bond (A)	4,719	47,707
Transamerica Emerging Markets Debt (A)	2,431	25,917
Transamerica Flexible Income (A)	5,397	50,997
Transamerica Floating Rate (A)	2,693	26,712
Transamerica Global Bond (A)	4,692	46,078
Transamerica High Yield Bond (A)	5,573	53,835
Transamerica Intermediate Bond (A)	4,747	47,750
Transamerica Money Market (A)	13,001	13,001
Transamerica PIMCO Total Return VP (B)	4,130	47,540
Transamerica Short-Term Bond (A)	26,817	273,268
Transamerica Voya Intermediate Bond VP (B)	2,691	26,829
Transamerica Voya Limited Maturity Bond VP (B)	2,683	26,934
Global/International Equity - 14.7%
Transamerica Clarion Global Real Estate Securities VP (B)	1,413	17,252
Transamerica Developing Markets Equity (A)	2,579	31,006
Transamerica Income & Growth (A)	7,508	80,711
Transamerica International Equity (A)	1,101	19,862
Transamerica International Small Cap (A)	5,345	54,568
Transamerica International Small Cap Value (A)	2,977	35,332
Inflation-Protected Securities - 2.3%
Transamerica Inflation Opportunities (A)	3,766	37,359
U.S. Equity - 29.0%
Transamerica Concentrated Growth (A)	5,466	86,302
Transamerica Dividend Focused (A)	4,803	63,256
Transamerica Growth Opportunities (A)	2,033	23,710
Transamerica Jennison Growth VP (B)	4,777	48,771
Transamerica JPMorgan Mid Cap Value VP (B)	2,390	50,025
Transamerica Large Cap Value (A)	8,224	107,893
Transamerica Mid Cap Growth (A)	1,474	15,816
Transamerica Small Cap Growth (A)	1,465	18,111
Transamerica Small Cap Value (A)	3,221	39,458
Transamerica Voya Mid Cap Opportunities VP (B)	1,569	18,551

Total Investment Companies (Cost $1,550,429)		1,538,134

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $67,157 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $69,207.	$ 67,157	67,157

Total Repurchase Agreement (Cost $67,157)		67,157

Total Investments (Cost $1,617,586) (D)		1,605,291
Other Assets and Liabilities, Net - 1.3%		21,830

Net Assets - 100.0%		$ 1,627,121

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Conservative Allocation VP

(formerly, Transamerica ING Conservative Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$1,538,134	$—	$—	$1,538,134
Repurchase Agreement	—	67,157	—	67,157

Total Investments	$1,538,134	$67,157	$—	$1,605,291

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,617,586. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $14,493 and $26,788, respectively. Net unrealized depreciation for tax purposes is $12,295.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 45.2%
United States - 45.2%
U.S. Treasury Bond
3.38%, 05/15/2044	$ 5,247,000	$ 5,417,527
U.S. Treasury Note
0.50%, 09/30/2016	35,514,000	35,455,722
1.00%, 09/15/2017 (A)	7,501,000	7,489,283
1.38%, 09/30/2018	78,000	77,513
1.75%, 09/30/2019	12,583,000	12,566,290
2.38%, 08/15/2024	584,000	577,248

Total U.S. Government Obligations (Cost $61,559,188)		61,583,583

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.1%
United States - 29.1%
Federal Home Loan Mortgage Corp.
4.00%, 09/01/2044	559,000	589,322
5.50%, 11/01/2038	518,324	582,130
Federal Home Loan Mortgage Corp., TBA
3.00%	7,224,000	7,157,510
3.50%	721,000	735,899
4.00%	1,633,000	1,714,139
Federal National Mortgage Association
2.75%, 05/25/2024 (B)	60,000	55,132
3.00%, 07/01/2043	49,304	48,679
4.50%, 03/01/2044	138,189	149,369
4.55%, 01/25/2024 (B)	48,000	51,518
Federal National Mortgage Association, TBA
2.50%	1,093,000	1,096,544
3.00%	369,000	362,730
3.50%	8,913,000	9,091,384
4.00%	7,452,000	7,829,723
4.50%	1,492,000	1,605,590
Government National Mortgage Association
4.75%, 05/20/2039	70,000	76,509
5.00%, 11/15/2039	683,277	755,259
Government National Mortgage Association, TBA
3.50%	809,000	835,924
4.50%	6,330,000	6,865,082

Total U.S. Government Agency Obligations (Cost $39,422,026)		39,602,443

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Mexico - 0.0% (C)
Mexico Government International Bond
4.00%, 10/02/2023 (A)	26,000	26,871
Panama - 0.1%
Panama Government International Bond
5.20%, 01/30/2020	100,000	110,000
Ukraine - 0.2%
Ukraine Government AID Bonds
1.84%, 05/16/2019	216,000	215,244
Uruguay - 0.0% (C)
Uruguay Government International Bond
4.50%, 08/14/2024 (A)	13,000	13,618
8.00%, 11/18/2022	13,272	17,187

Total Foreign Government Obligations (Cost $380,014)		382,920

	Principal	Value
MORTGAGE-BACKED SECURITIES - 8.0%
United States - 8.0%
Alternative Loan Trust
Series 2005-J2, Class 1A12
0.55%, 04/25/2035 (B)	$ 652,599	$ 587,256
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.79%, 06/10/2049 (B)	330,000	340,855
Series 2007-4, Class AJ
6.02%, 02/10/2051 (B)	300,000	310,952
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2, Class H
5.92%, 03/11/2041 - 144A (B)	44,000	43,846
Series 2004-2, Class H
6.23%, 11/10/2038 - 144A (B)	60,000	62,378
Series 2005-2, Class H
5.52%, 07/10/2043 - 144A (B)	90,000	90,609
Series 2005-6, Class F
5.35%, 09/10/2047 (B)	100,000	100,331
Banc of America Mortgage Trust
Series 2005-J, Class 2A4
2.80%, 11/25/2035 (B)	33,613	31,006
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class F
5.75%, 11/11/2041 - 144A (B)	80,000	87,170
CD Commercial Mortgage Trust
Series 2005-CD1, Class B
5.40%, 07/15/2044 (B)	50,000	51,532
Series 2007-CD5, Class B
6.32%, 11/15/2044 (B)	60,000	62,529
Chase Mortgage Finance Trust
Series 2006-A1, Class 2A3
2.51%, 09/25/2036 (B)	116,726	103,736
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class G
6.01%, 04/15/2040 - 144A (B)	50,333	50,309
Series 2004-C1, Class H
6.01%, 04/15/2040 - 144A (B)	60,000	60,792
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1A1
2.70%, 03/25/2036 (B)	354,712	326,409
Series 2006-AR9, Class 2A
5.59%, 11/25/2036 (B)	237,726	210,979
COMM Mortgage Trust
Series 2005-C6, Class D
5.48%, 06/10/2044 (B)	90,000	90,059
Series 2007-C9, Class B
5.99%, 12/10/2049 (B)	40,000	41,323
Series 2007-C9, Class E
5.99%, 12/10/2049 (B)	60,000	60,471
COMM Mortgage Trust, IO
Series 2013-CR12, Class XA
1.59%, 10/10/2046 (B)	903,235	78,636
Series 2014-LC15, Class XA
1.59%, 04/10/2047 (B)	686,425	58,614
Commercial Mortgage Trust
Series 2007-GG11, Class AJ
6.26%, 12/10/2049 (B)	25,000	26,072

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Credit Suisse Commercial Mortgage Trust
Series 2008-C1, Class AJ
6.17%, 02/15/2041 - 144A (B)	$ 85,000	$ 86,235
Credit Suisse Commercial Mortgage Trust Series
Series 2007-C4, Class A1AJ
6.10%, 09/15/2039 (B)	490,000	503,817
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4, Class J
5.32%, 08/15/2036 - 144A (B)	3,939	3,945
Series 2004-C2, Class E
5.74%, 05/15/2036 (B)	200,000	221,728
Series 2005-C1, Class D
5.20%, 02/15/2038 (B)	293,000	292,179
Series 2005-C2, Class AMFX
4.88%, 04/15/2037	150,000	151,232
CSMC Trust
Series 2010-RR6, Class B
5.77%, 04/12/2049 - 144A (B)	30,000	30,245
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.62%, 07/10/2044 - 144A (B)	100,000	105,426
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
Series 2007-WM1, Class A1
4.44%, 06/27/2037 - 144A (B)	170,685	172,364
Federal Home Loan Mortgage Corp.
3.75%, 04/25/2024 (B)	120,000	116,530
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A7
6.00%, 02/25/2037	200,831	163,385
FREMF Mortgage Trust, IO
Series 2012-K17, Class X2A
0.10%, 12/25/2044 - 144A	6,924,801	39,194
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class H
5.47%, 05/10/2043 - 144A (B)	311,000	303,038
Series 2005-C2, Class J
5.47%, 05/10/2043 - 144A (B)	40,000	32,568
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2003-C1, Class L
5.00%, 05/10/2036 - 144A (B)	34,604	35,153
GS Mortgage Securities Trust
Series 2006-GG6, Class C
5.76%, 04/10/2038 (B)	30,000	30,086
GS Mortgage Securities Trust, IO
Series 2012-GCJ7, Class XA
2.75%, 05/10/2045 (B)	966,256	114,169
Series 2013-GC16, Class XA
1.73%, 11/10/2046 (B)	992,758	81,133
HomeBanc Mortgage Trust
Series 2004-1, Class 2A
1.01%, 08/25/2029 (B)	9,845	9,380
Irvine Core Office Trust
Series 2013-IRV, Class C
3.28%, 05/15/2048 - 144A (B)	300,000	284,116
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.17%, 08/15/2046 (B)	1,426,394	65,242
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2003-PM1A, Class F
6.16%, 08/12/2040 - 144A (B)	60,000	62,987

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2004-CB9, Class E
5.83%, 06/12/2041 (B)	$ 40,000	$ 38,297
Series 2005-LDP4, Class AJ
5.04%, 10/15/2042 (B)	530,000	540,193
JPMorgan Chase Commercial Mortgage Securities Trust, IO
Series 2012-CBX, Class XA
1.93%, 06/15/2045 (B)	818,632	67,416
Series 2013-C13, Class XA
0.78%, 01/15/2046 (B)	1,774,873	44,528
JPMorgan Chase Securities Corp. Commercial Mortgage Pass-Through Trust
Series 2004-C2, Class H
5.75%, 05/15/2041 - 144A (B)	20,000	20,840
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ
6.10%, 07/15/2044 (B)	50,000	50,587
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class K
5.91%, 10/15/2035 - 144A (B)	25,513	25,535
Series 2005-C7, Class AJ
5.32%, 11/15/2040 (B)	80,000	82,877
Series 2006-C4, Class B
6.05%, 06/15/2038 (B)	100,000	104,164
Series 2006-C6, Class JR11
6.10%, 09/15/2039 - 144A (B) (D)	98,128	103,655
LB-UBS Commercial Mortgage Trust, IO
Series 2004-C1, Class XST
1.00%, 01/15/2036 - 144A (B)	785,779	14,252
Series 2006-C7, Class XW
0.85%, 11/15/2038 - 144A (B)	6,646,790	80,871
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class D
4.83%, 08/15/2045 - 144A (B)	130,000	132,717
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2012-C6, Class XA
2.30%, 11/15/2045 - 144A (B)	680,984	67,711
Series 2013-C7, Class XA
1.86%, 02/15/2046 (B)	1,246,292	115,307
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class G
5.80%, 04/14/2040 - 144A (B)	7,596	7,587
Series 2005-HQ6, Class F
5.27%, 08/13/2042 (B)	400,000	399,053
Series 2005-HQ6, Class G
5.38%, 08/13/2042 - 144A (B)	50,000	49,025
Series 2006-HQ10, Class AJ
5.39%, 11/12/2041 (B)	80,000	81,919
Series 2008-T29, Class D
6.45%, 01/11/2043 - 144A (B)	100,000	102,889
Series 2008-T29, Class E
6.45%, 01/11/2043 - 144A (B)	50,000	49,985
Series 2011-C1, Class D
5.42%, 09/15/2047 - 144A (B)	200,000	216,410
Morgan Stanley Dean Witter Capital I Trust
Series 2002-IQ3, Class G
6.99%, 09/15/2037 - 144A (B)	40,000	39,658
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 2A1
2.84%, 03/25/2036 (B)	59,900	51,140
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 - 144A (B)	66,742	67,579
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	100,000	87,500

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
NorthStar Mortgage Trust
Series 2012-1, Class D
4.40%, 08/25/2029 - 144A (B)	$ 540,000	$ 545,363
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 3A1
2.50%, 03/25/2035 (B)	357,002	353,714
Structured Asset Mortgage Investments II Trust
Series 2005-AR1, Class A1
0.63%, 04/19/2035 (B)	21,911	20,310
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
6.14%, 02/15/2051 (B)	56,000	58,440
Series 2007-C33, Class B
6.14%, 02/15/2051 (B)	110,000	110,931
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 2A3
1.79%, 10/25/2036 (B)	231,898	194,942
Series 2006-AR14, Class 1A3
2.04%, 11/25/2036 (B)	351,735	312,071
Series 2006-AR6, Class 2A3
4.61%, 08/25/2036 (B)	62,649	57,644
Series 2007-HY2, Class 1A1
2.20%, 12/25/2036 (B)	317,104	285,844
Series 2007-HY4, Class 1A1
1.94%, 04/25/2037 (B)	30,641	26,623
Series 2007-HY7, Class 2A2
2.12%, 07/25/2037 (B)	169,839	143,175
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR6, Class 3A1
2.60%, 03/25/2036 (B)	109,966	107,213
Series 2006-AR7, Class 2A4
2.61%, 05/25/2036 (B)	303,130	284,587
WFRBS Commercial Mortgage Trust, IO
Series 2012-C8, Class XA
2.37%, 08/15/2045 - 144A (B)	418,291	44,724

Total Mortgage-Backed Securities (Cost $10,920,656)		10,967,292

ASSET-BACKED SECURITIES - 7.7%
Cayman Islands - 6.3%
ARES XII CLO, Ltd.
Series 2007-12A, Class C
2.23%, 11/25/2020 - 144A (B)	250,000	253,263
Atrium CDO Corp.
0.92%, 07/20/2020 - 144A	500,000	485,662
Belhurst CLO, Ltd.
Series 2006-1A, Class D
1.93%, 01/15/2020 - 144A (B)	500,000	488,229
Carlyle Arnage CLO, Ltd.
Series 2007-1A, Class A2L
1.74%, 08/27/2021 - 144A (B)	200,000	202,495
Carlyle High Yield Partners IX, Ltd.
Series 2006-9A, Class D
1.83%, 08/01/2021 - 144A (B)	500,000	483,437
Castle Garden Funding
Series 2005-1A, Class B1
0.98%, 10/27/2020 - 144A (B)	100,000	98,700
Series 2005-1A, Class C1
1.98%, 10/27/2020 - 144A (B)	175,000	173,151

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
CIFC Funding II, Ltd.
Series 2006-2A, Class B2L
4.23%, 03/01/2021 - 144A (B)	$ 240,743	$ 236,691
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.83%, 10/20/2020 - 144A (B)	200,000	193,809
ColumbusNova CLO IV, Ltd.
Series 2007-2A, Class C
2.48%, 10/15/2021 - 144A (B)	250,000	251,984
ColumbusNova CLO, Ltd.
Series 2006-2A, Class C
0.98%, 04/04/2018 - 144A (B)	250,000	245,231
Series 2006-2A, Class D
1.73%, 04/04/2018 - 144A (B)	250,000	243,268
Diamond Lake CLO, Ltd.
Series 2006-1A, Class B1L
1.83%, 12/01/2019 - 144A (B)	250,000	242,612
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class C
2.24%, 10/28/2019 - 144A (B)	250,000	252,269
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.48%, 08/21/2020 - 144A (B)	41,428	41,266
Series 2006-1A, Class D
1.83%, 08/21/2020 - 144A (B)	200,000	195,994
Series 2007-1A, Class D
2.63%, 06/17/2021 - 144A (B)	500,000	478,205
Jersey Street CLO, Ltd.
Series 2006-1A, Class C
0.98%, 10/20/2018 - 144A	500,000	492,820
Kingsland III, Ltd.
Series 2006-3A, Class B
0.88%, 08/24/2021 - 144A (B)	250,000	239,779
Landmark IX CDO, Ltd.
Series 2007-9A, Class D
1.68%, 04/15/2021 - 144A (B)	250,000	237,295
LCM V, Ltd.
Series 5A, Class E
3.63%, 03/21/2019 - 144A (B)	500,000	489,817
Madison Park Funding I, Ltd.
Series 2005-1A, Class D
2.13%, 05/10/2019 - 144A (B)	100,000	100,032
Madison Park Funding IV, Ltd.
Series 2007-4A, Class E
3.83%, 03/22/2021 - 144A (B)	213,621	207,287
Madison Park Funding, Ltd.
Series 2006-2A, Class C1
2.03%, 03/25/2020 - 144A (B)	500,000	489,078
Series 2007-6A, Class D
3.49%, 07/26/2021 - 144A (B)	500,000	497,614
MSIM Peconic Bay, Ltd.
Series 2007-1A, Class C
2.23%, 07/20/2019 - 144A (B)	250,000	251,558
Muir Grove CLO, Ltd.
Series 2007-1A, Class C
3.23%, 03/25/2020 - 144A (B)	500,000	499,221
Northwoods Capital VII, Ltd.
Series 2006-7A, Class E
3.73%, 10/22/2021 - 144A (B)	400,000	400,100
WhiteHorse III, Ltd.
Series 2006-1A, Class A3L
0.99%, 05/01/2018 - 144A (B)	200,000	199,795
Ireland - 0.1%
Trade MAPS 1, Ltd.
Series 2013-1A, Class C
2.40%, 12/10/2018 - 144A (B) (D)	100,000	101,000

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States - 1.3%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class E
5.76%, 12/10/2018 - 144A	$ 30,000	$ 31,228
Series 2012-5, Class E
3.29%, 05/08/2020 - 144A	113,000	113,745
Series 2013-4, Class D
3.31%, 10/08/2019	50,000	51,053
Series 2013-5, Class D
2.86%, 12/08/2019	60,000	60,449
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 01/22/2019	40,000	40,217
CarMax Auto Owner Trust
Series 2013-4, Class C
1.95%, 09/16/2019	40,000	39,866
Chase Issuance Trust
Series 2007-C1, Class C1
0.61%, 04/15/2019 (B)	50,000	49,678
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4
1.76%, 12/16/2019 - 144A	350,000	349,860
FBR Securitization Trust
Series 2005-3, Class AV24
0.83%, 10/25/2035 (B)	136,180	119,573
Invitation Homes Trust
Series 2013-SFR1, Class E
2.90%, 12/17/2030 - 144A (B)	30,000	28,286
Series 2014-SFR1, Class C
2.25%, 06/17/2031 - 144A (B)	50,000	49,712
MMCA Auto Owner Trust
Series 2014-A, Class C
2.26%, 10/15/2020 - 144A	20,000	20,038
Oscar US Funding Trust
Series 2014-1A, Class A4
2.55%, 12/15/2021 - 144A (D)	340,000	340,558
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	40,000	41,274
Series 2013-1, Class D
2.27%, 01/15/2019	100,000	100,216
Series 2013-4, Class D
3.92%, 01/15/2020	30,000	31,114
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	100,000	104,286
Series 2013-A, Class E
4.71%, 01/15/2021 - 144A	70,000	73,418
Series 2014-1, Class B
1.59%, 10/15/2018	80,000	80,159

Total Asset-Backed Securities (Cost $10,461,530)		10,496,392

PREFERRED CORPORATE DEBT SECURITY - 0.1%
United States - 0.1%
JPMorgan Chase & Co.
6.10%, 10/01/2024 (A) (B) (E)	132,000	130,515

Total Preferred Corporate Debt Security (Cost $132,000)		130,515

	Principal	Value
CORPORATE DEBT SECURITIES - 25.0%
Australia - 0.3%
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	$ 179,000	$ 196,368
FMG Resources, Ltd.
6.88%, 04/01/2022 - 144A (A)	220,000	223,850
Bermuda - 0.2%
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	88,000	94,522
6.75%, 09/15/2040	162,000	189,700
Canada - 0.9%
Barrick Gold Corp.
4.10%, 05/01/2023 (A)	134,000	128,760
Cenovus Energy, Inc.
3.80%, 09/15/2023 (A)	260,000	265,588
Enbridge, Inc.
3.50%, 06/10/2024	204,000	200,732
4.00%, 10/01/2023	67,000	69,368
4.50%, 06/10/2044 (A)	15,000	14,605
Glencore Finance Canada, Ltd.
4.25%, 10/25/2022 - 144A (A)	196,000	196,423
Goldcorp, Inc.
3.70%, 03/15/2023 (A)	203,000	198,983
TransAlta Corp.
4.50%, 11/15/2022	134,000	134,195
Cayman Islands - 0.2%
Transocean, Inc.
2.50%, 10/15/2017	201,000	200,977
3.80%, 10/15/2022 (A)	49,000	44,972
Denmark - 0.1%
AP Moeller - Maersk A/S
2.55%, 09/22/2019 - 144A (A)	140,000	140,338
France - 0.2%
BPCE SA
5.15%, 07/21/2024 - 144A (A)	200,000	206,102
Italy - 0.2%
Intesa Sanpaolo SpA
2.38%, 01/13/2017 (A)	200,000	202,222
Luxembourg - 0.3%
Actavis Funding SCS
3.85%, 06/15/2024 - 144A	202,000	195,813
4.85%, 06/15/2044 - 144A (A)	200,000	187,899
Intelsat Jackson Holdings SA
7.25%, 10/15/2020 (A)	65,000	68,737
Mexico - 0.1%
Petroleos Mexicanos
3.50%, 07/18/2018	10,000	10,370
4.88%, 01/18/2024 - 144A (A)	11,000	11,539
5.50%, 06/27/2044 (A)	50,000	51,010
Netherlands - 0.2%
LYB International Finance BV
4.00%, 07/15/2023 (A)	194,000	200,711
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	100,000	93,703
Spain - 0.1%
Telefonica Emisiones SAU
3.19%, 04/27/2018 (A)	195,000	201,117
Sweden - 0.1%
Nordea Bank AB
6.13%, 09/23/2024 - 144A (B) (E)	200,000	196,000

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland - 0.4%
Credit Suisse AG
6.50%, 08/08/2023 - 144A (A)	$ 200,000	$ 217,510
UBS AG
7.63%, 08/17/2022 (A)	250,000	290,439
United Kingdom - 0.9%
Anglo American Capital PLC
2.63%, 09/27/2017 - 144A	200,000	203,477
Barclays PLC
4.38%, 09/11/2024	200,000	193,832
Ensco PLC
4.50%, 10/01/2024 (A)	127,000	127,428
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A (A)	100,000	113,115
HSBC Holdings PLC
5.63%, 01/17/2020 (A) (B) (E)	200,000	198,600
6.38%, 09/17/2024 (B) (E)	219,000	218,726
Rio Tinto Finance USA PLC
2.25%, 12/14/2018	56,000	56,228
Vodafone Group PLC
2.95%, 02/19/2023 (A)	49,000	46,176
WPP Finance
3.75%, 09/19/2024 (A)	136,000	134,131
United States - 20.8%
21st Century Fox America, Inc.
3.00%, 09/15/2022 (A)	138,000	134,061
Air Lease Corp.
3.88%, 04/01/2021 (A)	133,000	134,330
4.25%, 09/15/2024	194,000	190,848
Altria Group, Inc.
4.00%, 01/31/2024 (A)	132,000	134,699
5.38%, 01/31/2044 (A)	187,000	199,240
American International Group, Inc.
3.38%, 08/15/2020 (A)	265,000	272,926
8.18%, 05/15/2068 (B)	4,000	5,390
American International Group, Inc., Series MTN
5.85%, 01/16/2018	42,000	47,247
American Tower Corp.
3.40%, 02/15/2019 (A)	264,000	269,721
3.45%, 09/15/2021	85,000	83,334
4.50%, 01/15/2018	44,000	46,971
Amgen, Inc.
3.63%, 05/22/2024	201,000	199,173
3.88%, 11/15/2021 (A)	67,000	70,453
Antero Resources Finance Corp.
5.38%, 11/01/2021	30,000	29,850
Apple, Inc.
4.45%, 05/06/2044 (A)	130,000	132,712
Ashland, Inc.
4.75%, 08/15/2022 (A)	100,000	97,500
AT&T, Inc.
3.90%, 03/11/2024 (A)	194,000	197,253
4.80%, 06/15/2044	132,000	130,054
5.35%, 09/01/2040	44,000	46,657
Bank of America Corp., Series MTN
4.00%, 04/01/2024 (A)	197,000	199,053
4.13%, 01/22/2024 (A)	68,000	69,299
4.20%, 08/26/2024	407,000	403,481
5.00%, 01/21/2044	191,000	201,493
Bed Bath & Beyond, Inc.
5.17%, 08/01/2044 (A)	133,000	130,228
Burlington Northern Santa Fe LLC
4.55%, 09/01/2044	133,000	132,901
Calpine Corp.
6.00%, 01/15/2022 - 144A	225,000	237,937

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CareFusion Corp.
3.88%, 05/15/2024 (A)	$ 134,000	$ 133,806
Case New Holland Industrial, Inc.
7.88%, 12/01/2017	100,000	111,125
Caterpillar, Inc.
3.40%, 05/15/2024 (A)	133,000	134,088
CBS Corp.
3.70%, 08/15/2024 (A)	205,000	202,443
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 09/01/2023	265,000	263,675
Celgene Corp.
3.25%, 08/15/2022	274,000	272,153
CenturyLink, Inc.
6.75%, 12/01/2023 (A)	250,000	268,125
Chesapeake Energy Corp.
6.63%, 08/15/2020 (A)	255,000	281,265
Chrysler Group LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	200,000	218,000
Citigroup, Inc.
4.00%, 08/05/2024 (A)	206,000	201,839
5.50%, 09/13/2025 (A)	181,000	197,111
6.68%, 09/13/2043	106,000	129,918
Comerica, Inc.
3.80%, 07/22/2026 (A)	205,000	203,492
CommScope, Inc.
5.00%, 06/15/2021 - 144A (A)	22,000	21,560
5.50%, 06/15/2024 - 144A	27,000	26,528
Constellation Brands, Inc.
4.25%, 05/01/2023	250,000	244,062
Continental Resources, Inc.
3.80%, 06/01/2024 (A)	134,000	131,255
Cox Communications, Inc.
4.50%, 06/30/2043 - 144A	50,000	47,120
Diamond Offshore Drilling, Inc.
3.45%, 11/01/2023 (A)	204,000	194,958
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	129,000	131,112
5.15%, 03/15/2042	126,000	127,404
Discover Bank
4.25%, 03/13/2026	195,000	199,478
DISH DBS Corp.
4.63%, 07/15/2017	250,000	255,000
DreamWorks Animation SKG, Inc.
6.88%, 08/15/2020 - 144A	70,000	73,150
Duke Energy Corp.
3.95%, 10/15/2023 (A)	128,000	133,204
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 - 144A	113,000	132,110
Eagle Spinco, Inc.
4.63%, 02/15/2021	250,000	240,000
Eaton Corp.
2.75%, 11/02/2022	50,000	48,208
eBay, Inc.
2.88%, 08/01/2021 (A)	164,000	160,533
4.00%, 07/15/2042	68,000	59,469
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/2024 (A)	133,000	132,129
Enable Midstream Partners, LP
3.90%, 05/15/2024 - 144A (A)	201,000	199,914
5.00%, 05/15/2044 - 144A (A)	42,000	42,165
Energy Transfer Partners, LP
3.60%, 02/01/2023	124,000	120,702
5.15%, 02/01/2043	100,000	96,609

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
EQT Midstream Partners, LP
4.00%, 08/01/2024	$ 36,000	$ 35,487
Equity One, Inc.
3.75%, 11/15/2022	78,000	77,363
Express Scripts Holding Co.
3.50%, 06/15/2024	136,000	133,166
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	191,000	188,255
FirstEnergy Corp.
2.75%, 03/15/2018 (A)	73,000	73,291
4.25%, 03/15/2023 (A)	74,000	73,569
Five Corners Funding Trust
4.42%, 11/15/2023 - 144A	200,000	209,334
FMC Technologies, Inc.
3.45%, 10/01/2022	51,000	50,098
Ford Motor Co.
4.75%, 01/15/2043	131,000	131,110
Ford Motor Credit Co. LLC
8.13%, 01/15/2020	100,000	124,984
Freeport-McMoRan, Inc.
2.38%, 03/15/2018	201,000	201,510
Gannett Co., Inc.
6.38%, 10/15/2023 - 144A	60,000	62,400
General Electric Capital Corp.
5.30%, 02/11/2021 (A)	119,000	134,118
7.13%, 06/15/2022 (A) (B) (E)	100,000	115,750
Genworth Holdings, Inc.
4.80%, 02/15/2024 (A)	196,000	201,080
4.90%, 08/15/2023	30,000	30,917
Georgia-Pacific LLC
3.73%, 07/15/2023 - 144A	56,000	57,460
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	48,000	49,167
6.75%, 10/01/2037 (A)	109,000	130,123
Goldman Sachs Group, Inc., Series MTN
3.85%, 07/08/2024 (A)	404,000	401,615
4.00%, 03/03/2024 (A)	84,000	84,603
Government Properties Income Trust
3.75%, 08/15/2019	204,000	205,406
Halliburton Co.
4.75%, 08/01/2043 (A)	94,000	98,913
Hartford Financial Services Group, Inc.
6.63%, 03/30/2040	153,000	199,939
HCA, Inc.
7.25%, 09/15/2020	300,000	315,000
HCP, Inc.
3.88%, 08/15/2024 (A)	273,000	267,442
Hertz Corp.
5.88%, 10/15/2020 (A)	100,000	101,500
Hewlett-Packard Co.
2.60%, 09/15/2017 (A)	73,000	74,980
Highwoods Realty, LP
3.20%, 06/15/2021	136,000	133,810
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 - 144A	250,000	240,625
HJ Heinz Co.
4.25%, 10/15/2020 (A)	250,000	248,437
Humana, Inc.
3.15%, 12/01/2022	137,000	133,734
Huntsman International LLC
4.88%, 11/15/2020 (A)	245,000	241,325
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	191,000	200,299
International Lease Finance Corp.
7.13%, 09/01/2018 - 144A	63,000	70,875
International Paper Co.
4.80%, 06/15/2044 (A)	132,000	127,845

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Johnson Controls, Inc.
4.63%, 07/02/2044 (A)	$ 135,000	$ 131,806
JPMorgan Chase & Co.
3.38%, 05/01/2023 (A)	415,000	397,544
3.88%, 02/01/2024 (A)	150,000	153,623
3.88%, 09/10/2024	62,000	60,781
5.00%, 07/01/2019 (A) (B) (E)	40,000	38,992
6.00%, 08/01/2023 (B) (E)	68,000	66,895
6.13%, 04/30/2024 (B) (E)	38,000	37,601
Kimco Realty Corp.
3.13%, 06/01/2023 (A)	210,000	201,752
Kinder Morgan Energy Partners, LP
4.25%, 09/01/2024 (A)	96,000	94,945
5.40%, 09/01/2044 (A)	133,000	130,785
Kohl’s Corp.
4.75%, 12/15/2023 (A)	190,000	201,543
Marathon Petroleum Corp.
5.00%, 09/15/2054 (A)	24,000	22,869
6.50%, 03/01/2041 (A)	96,000	114,133
McKesson Corp.
3.80%, 03/15/2024	197,000	198,654
Medtronic, Inc.
3.63%, 03/15/2024 (A)	130,000	132,680
MGM Resorts International
6.75%, 10/01/2020 (A)	225,000	239,625
Monsanto Co.
4.40%, 07/15/2044	35,000	34,686
Morgan Stanley
3.88%, 04/29/2024 (A)	333,000	332,655
Morgan Stanley, Series MTN
5.00%, 11/24/2025	190,000	198,704
Motorola Solutions, Inc.
3.50%, 03/01/2023	98,000	94,746
4.00%, 09/01/2024 (A)	275,000	268,432
NetFlix, Inc.
5.75%, 03/01/2024 - 144A (A)	230,000	236,900
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/2019	200,000	202,114
3.63%, 06/15/2023	121,000	122,506
NiSource Finance Corp.
3.85%, 02/15/2023 (A)	47,000	48,194
5.25%, 02/15/2043	47,000	50,652
ONEOK Partners, LP
3.38%, 10/01/2022 (A)	136,000	132,617
Oracle Corp.
3.40%, 07/08/2024	134,000	133,578
3.63%, 07/15/2023 (A)	48,000	49,261
Pacific Gas & Electric Co.
3.40%, 08/15/2024 (A)	137,000	136,000
Pfizer, Inc.
3.40%, 05/15/2024 (A)	200,000	199,705
PNC Bank NA
4.20%, 11/01/2025	250,000	261,717
PPL Capital Funding, Inc.
3.40%, 06/01/2023	124,000	122,185
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.50%, 04/15/2023	185,000	187,313
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	35,000	33,863
Reynolds American, Inc.
4.85%, 09/15/2023 (A)	186,000	198,113
Ross Stores, Inc.
3.38%, 09/15/2024	94,000	93,271
Rowan Cos., Inc.
5.85%, 01/15/2044 (A)	42,000	41,335

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ryland Group, Inc.
6.63%, 05/01/2020	$ 15,000	$ 15,900
Sanchez Energy Corp.
6.13%, 01/15/2023 - 144A (A)	30,000	29,709
SandRidge Energy, Inc.
7.50%, 03/15/2021 (A)	140,000	136,500
Simon Property Group, LP
3.38%, 10/01/2024 (A)	206,000	203,704
4.25%, 10/01/2044 (A)	122,000	116,725
Sirius XM Radio, Inc.
5.88%, 10/01/2020 - 144A	250,000	253,125
Sprint Corp.
7.13%, 06/15/2024 - 144A	185,000	186,388
7.88%, 09/15/2023 - 144A	35,000	37,100
St. Jude Medical, Inc.
3.25%, 04/15/2023 (A)	136,000	134,521
4.75%, 04/15/2043 (A)	128,000	130,312
Synchrony Financial
3.00%, 08/15/2019	39,000	39,107
3.75%, 08/15/2021 (A)	201,000	202,816
4.25%, 08/15/2024 (A)	134,000	134,017
Sysco Corp.
3.50%, 10/02/2024 (F)	175,000	175,481
4.35%, 10/02/2034 (F)	110,000	111,599
T-Mobile USA, Inc.
6.25%, 04/01/2021	35,000	35,350
6.63%, 04/01/2023	235,000	240,287
Tenet Healthcare Corp.
6.00%, 10/01/2020 (A)	225,000	237,938
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	135,000	135,209
Time Warner Cable, Inc.
5.88%, 11/15/2040	227,000	267,092
Time Warner, Inc.
4.05%, 12/15/2023 (A)	262,000	268,512
5.35%, 12/15/2043	186,000	200,302
6.50%, 11/15/2036 (A)	39,000	46,925
Tyson Foods, Inc.
3.95%, 08/15/2024 (A)	134,000	134,235
5.15%, 08/15/2044 (A)	130,000	134,523
United Rentals North America, Inc.
7.63%, 04/15/2022	265,000	288,187
US Bancorp, Series MTN
3.60%, 09/11/2024 (A)	254,000	251,008
Valeant Pharmaceuticals International
6.38%, 10/15/2020 - 144A	250,000	256,875
Verizon Communications, Inc.
4.15%, 03/15/2024 (A)	192,000	198,249
4.86%, 08/21/2046 - 144A	78,000	78,221
5.01%, 08/21/2054 - 144A	159,000	159,755
5.05%, 03/15/2034 (A)	124,000	131,379
5.15%, 09/15/2023	476,000	527,108
6.55%, 09/15/2043	157,000	196,155
Viacom, Inc.
4.25%, 09/01/2023 (A)	197,000	202,937
4.38%, 03/15/2043	145,000	133,502
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.75%, 09/17/2024 - 144A (A)	200,000	199,457
WellPoint, Inc.
3.50%, 08/15/2024	206,000	200,901
4.63%, 05/15/2042 (A)	198,000	192,892
Wells Fargo & Co.
5.38%, 11/02/2043	120,000	131,067
5.90%, 06/15/2024 (A) (B) (E)	47,000	47,881
Wells Fargo & Co., Series MTN
4.10%, 06/03/2026 (A)	334,000	332,826

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Williams Cos., Inc.
4.55%, 06/24/2024 (A)	$ 203,000	$ 200,822
Williams Partners, LP
4.50%, 11/15/2023	62,000	64,791
WM Wrigley Jr. Co.
2.40%, 10/21/2018 - 144A	64,000	64,455
2.90%, 10/21/2019 - 144A	331,000	335,651
3.38%, 10/21/2020 - 144A (A)	42,000	42,626
Yum! Brands, Inc.
3.88%, 11/01/2023	199,000	200,145
5.35%, 11/01/2043 (A)	117,000	127,250
Zoetis, Inc.
3.25%, 02/01/2023 (A)	206,000	201,458
4.70%, 02/01/2043	46,000	46,253
Venezuela - 0.0% (C)
Petroleos de Venezuela SA
5.25%, 04/12/2017 - Reg S	30,000	20,850
9.00%, 11/17/2021 - Reg S	27,000	18,023
9.75%, 05/17/2035 - Reg S	29,600	18,796

Total Corporate Debt Securities (Cost $34,447,992)		34,059,989

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.0% (C)
Call Option - 0.0% (C)
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 2.00%, European Style
Expires 11/03/2014
Counterparty: DUB	9,540,000	36,494
Put Option - 0.0% (C)
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 5.01%, European Style
Expires 05/29/2015
Counterparty: GSC	10,301,078	11,981

Total Purchased Swaptions (Cost $123,933)		48,475

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (G)	18,614,809	18,614,809

Total Securities Lending Collateral (Cost $18,614,809)		18,614,809

	Principal	Value
REPURCHASE AGREEMENT - 13.1%
State Street Bank & Trust Co. 0.01% (G), dated 09/30/2014, to be repurchased at $17,792,501 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $18,150,582.	$ 17,792,496	17,792,496

Total Repurchase Agreement (Cost $17,792,496)		17,792,496

Total Investments (Cost $193,854,644) (H)		193,678,914
Other Assets and Liabilities, Net - (42.2)%		(57,461,205)

Net Assets - 100.0%		$ 136,217,709

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 10-Year	DUB	3-Month USD LIBOR BBA	Receive	2.76%	11/03/2014	$5,060,000	$(67,187)	$(56,203)

CENTRALLY CLEARED SWAP AGREEMENTS:

INTEREST RATE SWAP AGREEMENTS – FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR	1.52%	10/13/2016	GBP	3,690,000	$28,565	$0	$28,565

OVER THE COUNTER SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES – BUY PROTECTION: (I)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (J)	Fair Value (K)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Index - Series 19	5.00%	06/20/2018	HSBC	$280,000	$(23,170)	$(17,568)	$(5,602)
Emerging Markets Index - Series 19	5.00	06/20/2018	DUB	200,000	(16,549)	(12,502)	(4,047)

					$(39,719)	$(30,070)	$(9,649)

FUTURES CONTRACTS: (L)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	70	12/19/2014	$34,044
5-Year U.S. Treasury Note	Short	(157)	12/31/2014	56,639
Long U.S. Treasury Bond	Short	(31)	12/19/2014	17,141
Long U.S. Treasury Bond	Long	3	12/19/2014	(2,633)

				$105,191

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	24,023	11/21/2014	$32,110	$(1,757)

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
U.S. Government Obligations	31.8%		$61,583,583
U.S. Government Agency Obligations	20.4		39,602,443
Mortgage-Backed Securities	5.7		10,967,292
Asset-Backed Securities	5.4		10,496,392
Diversified Financial Services	1.6		3,071,355
Media	1.4		2,802,891
Banks	1.4		2,756,066
Oil, Gas & Consumable Fuels	1.4		2,618,410
Diversified Telecommunication Services	1.1		2,202,810
Real Estate Investment Trusts	0.9		1,805,685
Energy Equipment & Services	0.9		1,657,425
Capital Markets	0.8		1,487,306
Health Care Providers & Services	0.7		1,412,285
Metals & Mining	0.7		1,405,599
Electric Utilities	0.6		1,228,020
Pharmaceuticals	0.6		1,088,003
Insurance	0.5		966,833
Food Products	0.5		959,927
Chemicals	0.4		814,222
Commercial Services & Supplies	0.3		638,194
Hotels, Restaurants & Leisure	0.3		567,020
Wireless Telecommunication Services	0.3		545,301
Biotechnology	0.3		541,779
Tobacco	0.3		532,052
Health Care Equipment & Supplies	0.3		531,319
Communications Equipment	0.2		411,266
Internet & Catalog Retail	0.2		397,433
Foreign Government Obligations	0.2		382,920
Professional Services	0.2		375,940
Automobiles	0.2		349,110
Food & Staples Retailing	0.2		287,080
Machinery	0.1		245,213
Beverages	0.1		244,062
Independent Power and Renewable Electricity Producers	0.1		237,937
Specialty Retail	0.1		223,499
Technology Hardware, Storage & Peripherals	0.1		207,692
Trading Companies & Distributors	0.1		205,205
Multiline Retail	0.1		201,543
IT Services	0.1		188,255
Paper & Forest Products	0.1		185,305
Software	0.1		182,839
Marine	0.1		140,338
Life Sciences Tools & Services	0.1		135,209
Road & Rail	0.1		132,901
Auto Components	0.1		131,806
Internet Software & Services	0.0	(C)	59,469
Purchased Swaptions	0.0	(C)	48,475
Household Durables	0.0	(C)	15,900

Investments, at Value	81.2		157,271,609
Short-Term Investments	18.8		36,407,305

Total Investments	100.0%		$193,678,914

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$61,583,583	$—	$61,583,583
U.S. Government Agency Obligations	—	39,602,443	—	39,602,443
Foreign Government Obligations	—	382,920	—	382,920
Mortgage-Backed Securities	—	10,967,292	—	10,967,292
Asset-Backed Securities	—	10,496,392	—	10,496,392
Preferred Corporate Debt Security	—	130,515	—	130,515
Corporate Debt Securities	—	34,059,989	—	34,059,989
Purchased Swaptions	—	48,475	—	48,475
Securities Lending Collateral	18,614,809	—	—	18,614,809
Repurchase Agreement	—	17,792,496	—	17,792,496

Total Investments	$18,614,809	$175,064,105	$—	$193,678,914

Derivative Financial Instruments
Interest Rate Swap Agreements	$—	$28,565	$—	$28,565
Futures Contracts (N)	107,824	—	—	107,824

Total Derivative Financial Instruments	$107,824	$28,565	$—	$136,389

LIABILITIES
Derivative Financial Instruments
Written Swaptions on Interest Rate Swap Agreements	$—	$(56,203)	$—	$(56,203)
Credit Default Swap Agreements	—	(39,719)	—	(39,719)
Futures Contracts (N)	(2,633)	—	—	(2,633)
Forward Foreign Currency Contracts (N)	—	(1,757)	—	(1,757)

Total Derivative Financial Instruments	$(2,633)	$(97,679)	$—	$(100,312)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales (O)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (P)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2014 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (P)
Asset-Backed Securities	$235,000	$—	$(235,689)	$—	$4,214	$(3,525)	$—	$—	$—	—

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Intermediate Bond VP

(formerly, Transamerica ING Intermediate Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,235,062. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $545,213, or 0.40% of the Portfolio’s net assets.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Rate shown reflects the yield at September 30, 2014.
(H)	Aggregate cost for federal income tax purposes is $193,854,644. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $548,236 and $723,966, respectively. Net unrealized depreciation for tax purposes is $175,730.
(I)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(J)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(K)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(L)	Cash in the amount of $447,239 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(O)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(P)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(Q)	Level 3 securities were not considered significant to the Portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $18,282,975, or 13.42% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 0.9%
Boeing Co.	4,630	$ 589,769
Airlines - 1.2%
Delta Air Lines, Inc.	20,760	750,474
Beverages - 3.4%
Monster Beverage Corp. (A)	5,100	467,517
PepsiCo, Inc.	18,480	1,720,303
Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (A)	4,060	673,229
Amgen, Inc.	5,270	740,224
Celgene Corp. (A)	8,740	828,378
Gilead Sciences, Inc. (A) (B)	12,480	1,328,496
Capital Markets - 3.2%
Ameriprise Financial, Inc.	8,060	994,443
BlackRock, Inc.	3,320	1,090,022
Chemicals - 2.1%
LyondellBasell Industries NV - Class A	12,700	1,379,982
Commercial Services & Supplies - 0.7%
Tyco International, Ltd.	9,612	428,407
Communications Equipment - 2.3%
QUALCOMM, Inc.	19,710	1,473,717
Containers & Packaging - 1.7%
Crown Holdings, Inc. (A)	10,423	464,032
Packaging Corp. of America	9,650	615,863
Electrical Equipment - 1.2%
AMETEK, Inc. - Class A	15,270	766,707
Energy Equipment & Services - 2.4%
Cameron International Corp. (A) (B)	9,560	634,593
Halliburton Co.	13,590	876,691
Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	9,850	1,234,402
CVS Health Corp.	17,620	1,402,376
Health Care Equipment & Supplies - 1.1%
St. Jude Medical, Inc. (B)	11,690	702,920
Health Care Providers & Services - 2.2%
McKesson Corp.	7,170	1,395,784
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. - Class A (A) (B)	1,060	706,585
Hilton Worldwide Holdings, Inc. (A) (B)	33,511	825,376
Starbucks Corp. (B)	8,960	676,122
Household Products - 1.5%
Kimberly-Clark Corp.	8,720	938,010
Industrial Conglomerates - 2.9%
Danaher Corp.	12,910	980,902
Roper Industries, Inc. (B)	5,820	851,408
Insurance - 2.1%
AON PLC	5,550	486,568
Prudential Financial, Inc.	9,770	859,174
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (A)	5,208	1,679,268
Priceline Group, Inc. (A)	930	1,077,479
Internet Software & Services - 5.7%
Facebook, Inc. - Class A (A)	15,750	1,244,880
Google, Inc. - Class A (A) (B)	2,310	1,359,227
Google, Inc. - Class C (A)	1,880	1,085,437

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.7%
Cognizant Technology Solutions Corp. - Class A (A)	19,040	$ 852,421
Mastercard, Inc. - Class A (B)	15,500	1,145,760
Visa, Inc. - Class A	4,790	1,022,042
Machinery - 1.2%
Ingersoll-Rand PLC	13,160	741,698
Media - 4.7%
Comcast Corp. - Class A (B)	29,210	1,570,914
Walt Disney Co.	16,200	1,442,286
Multiline Retail - 1.0%
Macy’s, Inc.	10,680	621,362
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. - Class A	8,060	817,606
EOG Resources, Inc.	7,630	755,523
Personal Products - 1.7%
Estee Lauder Cos., Inc. - Class A	14,970	1,118,558
Pharmaceuticals - 6.6%
AbbVie, Inc. - Class G (B)	22,640	1,307,686
Actavis PLC (A)	4,482	1,081,417
Allergan, Inc.	6,250	1,113,687
Bristol-Myers Squibb Co. (B)	14,870	761,047
Road & Rail - 2.0%
Union Pacific Corp.	12,140	1,316,219
Software - 10.6%
Check Point Software Technologies, Ltd. - Class A (A) (B)	8,900	616,236
Electronic Arts, Inc. (A)	13,080	465,779
Intuit, Inc.	13,290	1,164,868
Microsoft Corp.	52,280	2,423,701
Oracle Corp.	34,010	1,301,903
VMware, Inc. - Class A (A) (B)	8,790	824,853
Specialty Retail - 4.4%
Home Depot, Inc.	20,700	1,899,018
Ulta Salon Cosmetics & Fragrance, Inc. (A) (B)	8,030	948,905
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	36,820	3,709,615
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B	10,420	929,464

Total Common Stocks (Cost $52,764,237)		63,281,333

SECURITIES LENDING COLLATERAL - 15.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	9,642,131	9,642,131

Total Securities Lending Collateral (Cost $9,642,131)		9,642,131

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $1,199,717 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $1,227,264.	$ 1,199,716	1,199,716

Total Repurchase Agreement (Cost $1,199,716)		1,199,716

Total Investments (Cost $63,606,084) (D)		74,123,180
Other Assets and Liabilities, Net - (15.5)%		(9,926,118)

Net Assets - 100.0%		$ 64,197,062

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Large Cap Growth VP

(formerly, Transamerica ING Large Cap Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$63,281,333	$—	$—	$63,281,333
Securities Lending Collateral	9,642,131	—	—	9,642,131
Repurchase Agreement	—	1,199,716	—	1,199,716

Total Investments	$72,923,464	$1,199,716	$—	$74,123,180

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $9,438,999. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $63,606,084. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,944,391 and $427,295, respectively. Net unrealized appreciation for tax purposes is $10,517,096.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Limited Maturity Bond VP

(formerly, Transamerica ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 28.6%
United States - 28.6%
U.S. Treasury Note
0.50%, 09/30/2016	$ 14,632,000	$ 14,607,989
1.00%, 09/15/2017 (A)	2,389,000	2,385,268
1.38%, 11/30/2015	6,605,000	6,694,531
1.75%, 09/30/2019	1,231,000	1,229,365
2.13%, 09/30/2021	49,000	48,694

Total U.S. Government Obligations (Cost $24,962,844)		24,965,847

MORTGAGE-BACKED SECURITIES - 10.4%
United States - 10.4%
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (B)	263,399	265,122
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AMF
5.32%, 06/10/2049	340,000	366,101
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-2, Class H
6.23%, 11/10/2038 - 144A (B)	370,000	384,666
Series 2005-3, Class A3A
4.62%, 07/10/2043	335,595	338,546
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class AJ
4.75%, 06/11/2041	200,000	203,733
Series 2005-T18, Class C
5.07%, 02/13/2042 (B)	350,000	355,987
CD Commercial Mortgage Trust
Series 2005-CD1, Class C
5.40%, 07/15/2044 (B)	200,000	205,580
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	379,996	403,790
COMM Mortgage Trust
Series 2006-C8, Class A4
5.31%, 12/10/2046	110,000	117,120
Series 2013-CR7, Class A1
0.72%, 03/10/2046	145,172	144,779
Series 2013-THL, Class A2
1.21%, 06/08/2030 - 144A (B)	130,000	130,089
Commercial Mortgage Trust
Series 2005-GG3, Class B
4.89%, 08/10/2042 (B)	510,000	512,683
Series 2007-GG9, Class A2
5.38%, 03/10/2039	180,257	182,661
Series 2007-GG9, Class AM
5.48%, 03/10/2039	330,000	349,022
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C4, Class B
5.29%, 08/15/2038 (B)	327,000	334,406
CSMC Trust
Series 2009-RR3, Class A5A
5.34%, 12/15/2043 - 144A (B)	200,000	213,014
Series 2010-RR5, Class 2A
5.34%, 12/16/2043 - 144A (B)	360,000	383,123

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GE Capital Commercial Mortgage Corp.
Series 2005-C2, Class C
5.13%, 05/10/2043 (B)	$ 330,000	$ 336,082
GMAC Commercial Mortgage Securities, Inc.
Series 2005-C1, Class AM
4.75%, 05/10/2043	220,000	222,722
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-C3, Class A5
4.88%, 01/15/2042	290,990	291,621
Series 2005-CB12, Class AJ
4.99%, 09/12/2037 (B)	150,000	153,607
Series 2007-LD11, Class A2
5.97%, 06/15/2049 (B)	437	440
JPMorgan Chase Commercial Mortgage-Backed Securities Trust
Series 2010-RR1, Class JPA
5.98%, 06/18/2049 - 144A (B)	170,000	179,865
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class B
5.13%, 09/15/2040 (B)	680,000	699,107
Series 2006-C7, Class A2
5.30%, 11/15/2038	61,008	62,652
Merrill Lynch Mortgage Investors Trust
Series 1998-C1, Class A3
6.72%, 11/15/2026 (B)	245,569	258,080
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class ASB
5.64%, 09/12/2049	140,795	140,850
Morgan Stanley Capital I Trust
Series 2005-HQ6, Class AJ
5.07%, 08/13/2042 (B)	380,000	388,683
Series 2005-T17, Class AJ
4.84%, 12/13/2041 (B)	150,000	151,035
Series 2007-HQ11, Class A31
5.44%, 02/12/2044	8,697	8,714
Morgan Stanley Re-REMIC Trust
Series 2010-C30A, Class A3B
5.25%, 12/17/2043 - 144A (B)	38,138	38,617
NorthStar Mortgage Trust
Series 2012-1, Class A
1.35%, 08/25/2029 - 144A (B)	48,486	48,531
TIAA CMBS I Trust
Series 2001-C1A, Class L
5.77%, 06/19/2033 - 144A	470,000	497,009
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A1A
5.57%, 08/15/2039 (B)	215,354	220,365
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class D
5.40%, 03/15/2042 (B)	220,000	223,315
Series 2007-C30, Class A3
5.25%, 12/15/2043	294,208	294,152

Total Mortgage-Backed Securities (Cost $9,298,350)		9,105,869

ASSET-BACKED SECURITIES - 17.4%
Cayman Islands - 7.6%
Belhurst CLO, Ltd.
Series 2006-1A, Class A1
0.49%, 01/15/2020 - 144A (B)	92,523	92,416

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Limited Maturity Bond VP

(formerly, Transamerica ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
Carlyle Arnage CLO, Ltd.
Series 2007-1A, Class A2L
1.74%, 08/27/2021 - 144A (B)	$ 300,000	$ 303,742
Series 2007-1A, Class B1L
3.49%, 08/27/2021 - 144A (B)	200,000	202,012
Carlyle Veyron CLO, Ltd.
Series 2006-1A, Class C
0.91%, 07/15/2018 - 144A (B)	500,000	496,461
Castle Garden Funding
Series 2005-1A, Class B1
0.98%, 10/27/2020 - 144A (B)	250,000	246,749
CIFC Funding, Ltd.
Series 2006-1A, Class B1L
1.83%, 10/20/2020 - 144A (B)	250,000	242,262
Series 2006-2A, Class B1L
1.83%, 03/01/2021 - 144A (B)	250,000	240,944
ColumbusNova CLO IV, Ltd.
Series 2007-2A, Class C
2.48%, 10/15/2021 - 144A (B)	300,000	302,380
ColumbusNova CLO, Ltd.
Series 2006-2A, Class D
1.73%, 04/04/2018 - 144A (B)	250,000	243,268
Series 2006-2A, Class E
3.98%, 04/04/2018 - 144A (B)	250,000	250,184
Galaxy VI CLO, Ltd.
Series 2006-6A, Class A1
0.48%, 06/13/2018 - 144A (B)	48,388	48,336
Gallatin CLO III, Ltd.
Series 2007-1A, Class B1L
1.48%, 05/15/2021 - 144A (B)	200,000	192,941
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class C
2.24%, 10/28/2019 - 144A (B)	250,000	252,269
Series 2007-1A, Class D
3.69%, 10/28/2019 - 144A (B)	250,000	250,139
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.48%, 08/21/2020 - 144A (B)	90,388	90,035
Series 2006-1A, Class D
1.83%, 08/21/2020 - 144A (B)	250,000	244,992
Series 2007-1A, Class D
2.63%, 06/17/2021 - 144A (B)	250,000	239,103
Halcyon Structured Asset Management Long Secured / Short Unsecured, Ltd.
Series 2007-1A, Class B
0.69%, 08/07/2021 - 144A (B)	300,000	295,032
Kingsland I, Ltd.
Series 2005-1A, Class C1
2.03%, 06/13/2019 - 144A (B)	500,000	499,219
Kingsland III, Ltd.
Series 2006-3A, Class B
0.88%, 08/24/2021 - 144A (B)	420,000	402,828
Madison Park Funding I, Ltd.
Series 2005-1A, Class D
2.13%, 05/10/2019 - 144A (B)	250,000	250,080
MSIM Peconic Bay, Ltd.
Series 2007-1A, Class C
2.23%, 07/20/2019 - 144A (B)	250,000	251,558
Muir Grove CLO, Ltd.
Series 2007-1A, Class B
2.23%, 03/25/2020 - 144A (B)	600,000	600,065
WhiteHorse III, Ltd.
Series 2006-1A, Class A3L
0.99%, 05/01/2018 - 144A (B)	200,000	199,795
Series 2006-1A, Class B1L
2.09%, 05/01/2018 - 144A (B)	200,000	198,147

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States - 9.8%
American Residential Properties Trust
Series 2014-SFR1, Class C
2.50%, 09/17/2031 - 144A (B)	$ 250,000	$ 251,159
BA Credit Card Trust
Series 2014-A2, Class A
0.42%, 09/16/2019 (B)	100,000	100,098
BMW Vehicle Owner Trust
Series 2013-A, Class A3
0.67%, 11/27/2017	70,000	70,020
Series 2013-A, Class A4
1.12%, 04/27/2020	150,000	149,273
Capital Auto Receivables Asset Trust
Series 2013-2, Class A3
1.24%, 10/20/2017	306,000	307,756
Series 2013-3, Class A3
1.31%, 12/20/2017	190,000	191,084
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020	172,000	192,444
Series 2014-A3, Class A3
0.53%, 01/18/2022 (B)	500,000	500,522
CarMax Auto Owner Trust
Series 2013-2, Class A4
0.84%, 11/15/2018	205,000	203,088
Series 2013-3, Class A4
1.49%, 01/15/2019	500,000	501,607
Series 2013-4, Class A4
1.28%, 05/15/2019	150,000	149,122
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A
4.75%, 12/25/2019	148,834	152,345
Chase Issuance Trust
Series 2013-A8, Class A8
1.01%, 10/15/2018	450,000	449,463
Series 2014-A1, Class A1
1.15%, 01/15/2019	580,000	579,512
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4
1.76%, 12/16/2019 - 144A	200,000	199,920
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.35%, 02/07/2020	446,000	499,462
Series 2013-A2, Class A2
0.43%, 05/26/2020 (B)	261,000	260,627
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	400,000	446,718
Series 2012-A6, Class A6
1.67%, 01/18/2022	220,000	214,229
Series 2014-A1, Class A1
0.58%, 07/15/2021 (B)	510,000	510,878
Fifth Third Auto Trust
Series 2014-2, Class A4
1.38%, 12/15/2020	180,000	179,339
Ford Credit Auto Owner Trust
Series 2013-B, Class A4
0.76%, 08/15/2018	88,000	87,692
GSAMP Trust
Series 2005-SEA2, Class A1
0.51%, 01/25/2045 - 144A (B)	87,560	85,274
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4
1.55%, 10/15/2021	410,000	409,003

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Limited Maturity Bond VP

(formerly, Transamerica ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Hyundai Auto Receivables Trust
Series 2014-A, Class A4
1.32%, 08/15/2019	$ 180,000	$ 179,097
Series 2014-B, Class A4
1.46%, 11/15/2019	50,000	49,751
Nissan Auto Lease Trust
Series 2013-A, Class A4
0.74%, 10/15/2018	115,000	115,100
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A4
1.31%, 10/15/2019	500,000	501,696
Porsche Innovative Lease Owner Trust
Series 2013-1, Class A3
0.70%, 08/22/2016 - 144A	200,000	200,227
Santander Drive Auto Receivables Trust
Series 2012-5, Class D
3.30%, 09/17/2018	200,000	206,371
Structured Asset Securities Corp. Trust
Series 2005-AR1, Class A1
0.35%, 09/25/2035 (B)	124,593	124,329
Volkswagen Auto Loan Enhanced Trust
Series 2012-2, Class A4
0.66%, 03/20/2019	170,000	169,344
World Omni Auto Receivables Trust
Series 2013-A, Class A4
0.87%, 07/15/2019	300,000	299,119

Total Asset-Backed Securities (Cost $15,170,866)		15,170,626

CORPORATE DEBT SECURITIES - 41.4%
Australia - 1.1%
Australia & New Zealand Banking Group, Ltd.
0.90%, 02/12/2016	250,000	251,092
Commonwealth Bank of Australia
1.13%, 03/13/2017	250,000	248,936
1.40%, 09/08/2017	250,000	248,902
Westpac Banking Corp.
1.13%, 09/25/2015	230,000	231,573
Canada - 2.8%
Bank of Montreal, Series MTN
1.30%, 07/14/2017 (A)	240,000	239,778
Bank of Nova Scotia
1.30%, 07/21/2017	294,000	292,522
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	110,000	110,515
Glencore Finance Canada, Ltd.
2.05%, 10/23/2015 - 144A	290,000	293,241
Royal Bank of Canada, Series MTN
0.85%, 03/08/2016	175,000	175,161
1.50%, 01/16/2018 (A)	280,000	279,088
Thomson Reuters Corp.
0.88%, 05/23/2016	321,000	320,476
1.30%, 02/23/2017	119,000	118,794
Toronto-Dominion Bank, Series MTN
1.13%, 05/02/2017 (A)	350,000	348,063
TransCanada PipeLines, Ltd.
0.75%, 01/15/2016 (A)	230,000	229,874
Cayman Islands - 0.3%
Transocean, Inc.
5.05%, 12/15/2016	201,000	214,247
France - 1.0%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 - 144A	200,000	200,842
BPCE SA, Series MTN
1.63%, 02/10/2017	250,000	251,029

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Sanofi
1.25%, 04/10/2018	$ 240,000	$ 236,551
Total Capital International SA
0.75%, 01/25/2016	190,000	190,563
Germany - 0.1%
Deutsche Bank AG
1.35%, 05/30/2017	108,000	107,261
Ireland - 0.2%
Perrigo Co. PLC
1.30%, 11/08/2016 - 144A (A)	200,000	200,183
Italy - 0.2%
Intesa Sanpaolo SpA
2.38%, 01/13/2017 (A)	202,000	204,245
Japan - 0.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.55%, 09/09/2016 - 144A	246,000	248,419
Mizuho Bank, Ltd.
1.30%, 04/16/2017 - 144A (A)	200,000	198,841
Sumitomo Mitsui Banking Corp., Series MTN
1.35%, 07/11/2017	250,000	248,587
Luxembourg - 0.4%
Actavis Funding SCS
1.30%, 06/15/2017 - 144A	344,000	337,576
Netherlands - 0.9%
ABN AMRO Bank NV
1.38%, 01/22/2016 - 144A	200,000	201,310
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series MTN
2.13%, 10/13/2015	243,000	247,107
Petrobras Global Finance BV
2.00%, 05/20/2016 (A)	171,000	170,992
Volkswagen International Finance NV
1.13%, 11/18/2016 - 144A	200,000	200,208
Norway - 0.1%
Statoil ASA
1.95%, 11/08/2018 (A)	118,000	118,431
Spain - 0.4%
BBVA US Senior SAU
4.66%, 10/09/2015	200,000	207,557
Telefonica Emisiones SAU
3.99%, 02/16/2016	90,000	93,653
Sweden - 0.2%
Nordea Bank AB
0.88%, 05/13/2016 - 144A	200,000	199,995
Switzerland - 0.8%
Credit Suisse, Series MTN
1.38%, 05/26/2017	256,000	254,552
UBS AG, Series MTN
1.38%, 08/14/2017 (A)	250,000	248,022
5.88%, 07/15/2016 (A)	190,000	205,683
United Kingdom - 1.6%
Abbey National Treasury Services PLC
1.65%, 09/29/2017 (A)	323,000	322,402
Barclays Bank PLC
5.00%, 09/22/2016	160,000	171,757
BP Capital Markets PLC
0.70%, 11/06/2015	160,000	160,121
2.25%, 11/01/2016	140,000	143,602
Diageo Capital PLC
0.63%, 04/29/2016	240,000	239,586
Rio Tinto Finance USA PLC
1.38%, 06/17/2016	168,000	168,997
Vodafone Group PLC
5.63%, 02/27/2017	155,000	169,903

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Limited Maturity Bond VP

(formerly, Transamerica ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 30.5%
AbbVie, Inc.
1.20%, 11/06/2015	$ 260,000	$ 260,978
Air Lease Corp.
2.13%, 01/15/2018	183,000	181,628
Altera Corp.
1.75%, 05/15/2017	191,000	192,005
American Express Credit Corp.
1.55%, 09/22/2017	97,000	96,933
American Honda Finance Corp., Series MTN
1.20%, 07/14/2017	111,000	110,580
2.25%, 08/15/2019	250,000	249,109
American International Group, Inc., Series MTN
5.60%, 10/18/2016 (A)	320,000	348,381
AmerisourceBergen Corp.
1.15%, 05/15/2017	305,000	303,017
Apple, Inc.
0.45%, 05/03/2016 (A)	320,000	319,331
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	162,000	161,911
AT&T, Inc.
0.80%, 12/01/2015	450,000	450,557
Bank of America Corp.
2.60%, 01/15/2019 (A)	405,000	404,211
3.75%, 07/12/2016	310,000	323,605
Bank of America Corp., Series MTN
1.25%, 01/11/2016 (A)	219,000	219,931
Baxter International, Inc.
0.95%, 06/01/2016	168,000	168,539
BB&T Corp.
5.20%, 12/23/2015	180,000	189,348
BB&T Corp., Series MTN
1.60%, 08/15/2017 (A)	310,000	310,851
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	360,000	368,375
CareFusion Corp.
1.45%, 05/15/2017	148,000	147,230
Caterpillar Financial Services Corp.
0.70%, 11/06/2015	160,000	160,269
Caterpillar Financial Services Corp., Series MTN
0.70%, 02/26/2016	180,000	180,199
Charles Schwab Corp.
0.85%, 12/04/2015	238,000	238,790
Chevron Corp.
0.89%, 06/24/2016	150,000	150,632
Cisco Systems, Inc.
1.10%, 03/03/2017	315,000	314,790
Citigroup, Inc.
1.25%, 01/15/2016	24,000	24,124
1.30%, 04/01/2016	320,000	320,981
1.70%, 07/25/2016	122,000	123,236
Coca-Cola Co.
1.80%, 09/01/2016	242,000	246,776
Compass Bank
1.85%, 09/29/2017	316,000	315,965
ConAgra Foods, Inc.
1.30%, 01/25/2016	247,000	248,001
Cox Communications, Inc.
5.50%, 10/01/2015	50,000	52,286
Daimler Finance North America LLC
1.25%, 01/11/2016 - 144A	300,000	302,031
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.50%, 03/01/2016	142,000	146,956

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Dominion Resources, Inc.
1.40%, 09/15/2017	$ 200,000	$ 198,601
Entergy Corp.
4.70%, 01/15/2017	329,000	351,874
Express Scripts Holding Co.
1.25%, 06/02/2017	100,000	99,210
3.13%, 05/15/2016	241,000	249,618
Fifth Third Bancorp
3.63%, 01/25/2016	194,000	200,827
Ford Motor Credit Co. LLC
1.68%, 09/08/2017 (A)	219,000	218,036
1.70%, 05/09/2016	200,000	201,682
2.75%, 05/15/2015	200,000	202,610
General Electric Capital Corp.
1.00%, 12/11/2015 (A)	350,000	351,914
General Electric Co.
0.85%, 10/09/2015	210,000	210,909
Georgia Power Co.
3.00%, 04/15/2016	110,000	113,754
Glencore Funding LLC
1.70%, 05/27/2016 - 144A (A)	157,000	158,065
Goldman Sachs Group, Inc.
2.38%, 01/22/2018 (A)	377,000	380,914
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	479,000	482,878
HCP, Inc.
3.75%, 02/01/2016 (A)	130,000	134,984
Health Care REIT, Inc.
3.63%, 03/15/2016	94,000	97,542
Huntington National Bank
1.35%, 08/02/2016	250,000	251,230
Hyundai Capital America
1.88%, 08/09/2016 - 144A	375,000	379,654
Intel Corp.
1.35%, 12/15/2017 (A)	260,000	259,158
International Business Machines Corp.
1.95%, 07/22/2016	100,000	102,067
John Deere Capital Corp.
0.75%, 01/22/2016 (A)	110,000	110,271
1.05%, 10/11/2016	158,000	158,362
Johnson Controls, Inc.
1.40%, 11/02/2017	104,000	103,133
JPMorgan Chase & Co.
3.15%, 07/05/2016	364,000	376,724
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017 (A)	254,000	253,447
Juniper Networks, Inc.
3.10%, 03/15/2016	222,000	227,828
KeyCorp, Series MTN
2.30%, 12/13/2018	184,000	183,903
L-3 Communications Corp.
1.50%, 05/28/2017 (A)	148,000	146,915
Lorillard Tobacco Co.
3.50%, 08/04/2016 (A)	90,000	93,493
Manufacturers & Traders Trust Co.
1.40%, 07/25/2017	337,000	336,408
Marathon Oil Corp.
0.90%, 11/01/2015	260,000	260,103
McKesson Corp.
0.95%, 12/04/2015	176,000	176,214
1.29%, 03/10/2017	175,000	174,380

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Limited Maturity Bond VP

(formerly, Transamerica ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Medtronic, Inc.
0.88%, 02/27/2017	$ 218,000	$ 216,523
MetLife, Inc.
1.90%, 12/15/2017	129,000	129,323
Monsanto Co.
1.15%, 06/30/2017	344,000	341,658
Morgan Stanley
1.75%, 02/25/2016	80,000	80,853
Morgan Stanley, Series MTN
2.13%, 04/25/2018 (A)	200,000	199,979
5.45%, 01/09/2017	241,000	261,771
Murphy Oil Corp.
2.50%, 12/01/2017	185,000	187,910
Mylan, Inc.
6.00%, 11/15/2018 - 144A	215,000	222,783
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/2017	238,000	237,616
Navient LLC, Series MTN
3.88%, 09/10/2015 (A)	110,000	111,375
NetApp, Inc.
2.00%, 12/15/2017 (A)	200,000	200,902
Oracle Corp.
1.20%, 10/15/2017	260,000	258,125
PepsiCo, Inc.
0.70%, 08/13/2015 - 02/26/2016	257,000	257,732
1.25%, 08/13/2017 (A)	90,000	89,738
Pfizer, Inc.
1.10%, 05/15/2017 (A)	249,000	248,399
Philip Morris International, Inc.
2.50%, 05/16/2016	280,000	287,928
PNC Bank NA
1.15%, 11/01/2016	250,000	250,713
PNC Funding Corp.
5.63%, 02/01/2017	230,000	250,731
Procter & Gamble Co.
1.45%, 08/15/2016	244,000	247,056
Progress Energy, Inc.
5.63%, 01/15/2016	282,000	299,218
Regions Financial Corp.
2.00%, 05/15/2018	202,000	199,615
5.75%, 06/15/2015	185,000	190,896
Reynolds American, Inc.
1.05%, 10/30/2015	190,000	190,568
Santander Holdings USA, Inc.
3.00%, 09/24/2015 (A)	291,000	296,293
Southern California Edison Co.
1.13%, 05/01/2017	172,000	171,396
Southern Co.
1.30%, 08/15/2017	239,000	237,838
Starbucks Corp.
0.88%, 12/05/2016	286,000	285,952
State Street Corp.
2.88%, 03/07/2016 (A)	300,000	309,632
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	130,486
3.60%, 04/15/2016	281,000	292,480
Symantec Corp.
2.75%, 09/15/2015	190,000	193,434
Synchrony Financial
1.88%, 08/15/2017	276,000	276,381
SYSCO Corp.
1.45%, 10/02/2017 (C)	207,000	207,280
Thompson Reuters Corp.
1.65%, 09/29/2017 (A)	129,000	128,817

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
U.S. Bancorp, Series MTN
2.20%, 11/15/2016 (A)	$ 100,000	$ 102,868
United Parcel Service, Inc.
1.13%, 10/01/2017	200,000	198,720
UnitedHealth Group, Inc.
0.85%, 10/15/2015	260,000	260,780
US Bank NA
1.38%, 09/11/2017	250,000	249,685
Ventas Realty, LP
1.25%, 04/17/2017	205,000	204,013
1.55%, 09/26/2016	186,000	187,278
Verizon Communications, Inc.
2.63%, 02/21/2020 - 144A	240,000	236,989
3.00%, 04/01/2016 (A)	660,000	680,312
Wal-Mart Stores, Inc.
0.60%, 04/11/2016 (A)	120,000	119,950
Walt Disney Co., Series MTN
1.10%, 12/01/2017 (A)	410,000	405,533
Waste Management, Inc.
2.60%, 09/01/2016	144,000	148,175
WEA Finance LLC / Westfield UK & Europe Finance PLC
1.75%, 09/15/2017 - 144A	200,000	200,293
WellPoint, Inc.
2.25%, 08/15/2019 (A)	340,000	334,773
Wells Fargo & Co., Series MTN
2.10%, 05/08/2017	496,000	505,859
WM Wrigley Jr. Co.
1.40%, 10/21/2016 - 144A	205,000	206,024
Zoetis, Inc.
1.15%, 02/01/2016	200,000	200,433

Total Corporate Debt Securities (Cost $36,207,473)		36,161,587

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (D)
Put Option - 0.0% (D)
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 5.07%, European Style
Expires 05/29/2015
Counterparty: CSFB	6,109,000	6,107

Total Purchased Swaption (Cost $28,101)		6,107

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (E)	8,572,920	8,572,920

Total Securities Lending Collateral (Cost $8,572,920)		8,572,920

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Limited Maturity Bond VP

(formerly, Transamerica ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.1%

State Street Bank & Trust Co.
0.01% (E), dated 09/30/2014, to be repurchased at $1,874,886 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $1,914,716.

	$ 1,874,886	$ 1,874,886

Total Repurchase Agreement (Cost $1,874,886)		1,874,886

Total Investments (Cost $96,115,440) (F)		95,857,842
Other Assets and Liabilities, Net - (9.7)%		(8,483,698)

Net Assets - 100.0%		$ 87,374,144

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Limited Maturity Bond VP

(formerly, Transamerica ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (G)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	75	12/31/2014	$(3,703)
5-Year U.S. Treasury Note	Short	(44)	12/31/2014	11,585

				$7,882

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
U.S. Government Obligations	26.0%		$24,965,847
Asset-Backed Securities	15.8		15,170,626
Banks	9.6		9,196,847
Mortgage-Backed Securities	9.5		9,105,869
Diversified Financial Services	4.0		3,791,230
Capital Markets	2.5		2,408,522
Health Care Providers & Services	2.1		1,989,283
Pharmaceuticals	1.8		1,706,903
Diversified Telecommunication Services	1.5		1,461,511
Oil, Gas & Consumable Fuels	1.4		1,382,354
Automobiles	1.3		1,241,582
Electric Utilities	1.2		1,174,080
Media	1.2		1,172,862
Insurance	0.9		846,079
Beverages	0.9		833,832
Consumer Finance	0.7		720,476
Metals & Mining	0.6		620,303
Real Estate Investment Trusts	0.6		594,730
Tobacco	0.6		571,989
Communications Equipment	0.6		542,618
Health Care Equipment & Supplies	0.6		532,292
Technology Hardware, Storage & Peripherals	0.5		520,233
Food Products	0.5		454,025
Software	0.5		451,559
Semiconductors & Semiconductor Equipment	0.5		451,163
Energy Equipment & Services	0.5		444,121
Chemicals	0.4		341,658
Food & Staples Retailing	0.3		327,230
Thrifts & Mortgage Finance	0.3		296,293
Hotels, Restaurants & Leisure	0.3		285,952
Professional Services	0.3		276,381
Household Products	0.3		247,056
Industrial Conglomerates	0.2		210,909
Air Freight & Logistics	0.2		198,720
Multi-Utilities	0.2		198,601
Wireless Telecommunication Services	0.2		169,903
Commercial Services & Supplies	0.2		148,175
Aerospace & Defense	0.1		146,915
Auto Components	0.1		103,133
IT Services	0.1		102,067
Purchased Swaption	0.0	(D)	6,107

Investments, at Value	89.1		85,410,036
Short-Term Investments	10.9		10,447,806

Total Investments	100.0%		$95,857,842

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Limited Maturity Bond VP

(formerly, Transamerica ING Limited Maturity Bond VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$24,965,847	$—	$24,965,847
Mortgage-Backed Securities	—	9,105,869	—	9,105,869
Asset-Backed Securities	—	15,170,626	—	15,170,626
Corporate Debt Securities	—	36,161,587	—	36,161,587
Purchased Swaption	—	6,107	—	6,107
Securities Lending Collateral	8,572,920	—	—	8,572,920
Repurchase Agreement	—	1,874,886	—	1,874,886

Total Investments	$8,572,920	$87,284,922	$—	$95,857,842

Derivative Financial Instruments
Futures Contracts (I)	$11,585	$—	$—	$11,585

Total Derivative Financial Instruments	$11,585	$—	$—	$11,585

LIABILITIES
Derivative Financial Instruments
Futures Contracts (I)	$(3,703)	$—	$—	$(3,703)

Total Derivative Financial Instruments	$(3,703)	$—	$—	$(3,703)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $8,397,926. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate shown reflects the yield at September 30, 2014.
(F)	Aggregate cost for federal income tax purposes is $96,115,440. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $136,780 and $394,378, respectively. Net unrealized depreciation for tax purposes is $257,598.
(G)	Cash in the amount of $88,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $13,459,938, or 15.40% of the portfolio’s net assets.
CSFB	Credit Suisse First Boston
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

(formerly, Transamerica ING Mid Cap Opportunities VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Airlines - 2.6%
Southwest Airlines Co.	117,225	$ 3,958,688
Auto Components - 0.7%
Delphi Automotive PLC - Class A	17,271	1,059,403
Banks - 1.0%
SVB Financial Group (A)	14,229	1,594,929
Beverages - 3.1%
Molson Coors Brewing Co. - Class B	27,961	2,081,417
Monster Beverage Corp. (A)	28,618	2,623,412
Biotechnology - 1.7%
Medivation, Inc. (A)	12,580	1,243,785
Vertex Pharmaceuticals, Inc. (A)	11,674	1,311,107
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (A)	11,694	2,343,010
Ameriprise Financial, Inc.	19,291	2,380,123
SEI Investments Co.	22,423	810,816
Chemicals - 1.2%
Eastman Chemical Co.	23,051	1,864,595
Commercial Services & Supplies - 2.2%
Tyco International, Ltd.	21,059	938,600
Waste Connections, Inc.	50,702	2,460,061
Communications Equipment - 3.2%
F5 Networks, Inc. - Class B (A)	22,970	2,727,458
Palo Alto Networks, Inc. (A) (B)	22,264	2,184,098
Construction & Engineering - 1.5%
Quanta Services, Inc. (A)	64,674	2,347,019
Containers & Packaging - 2.7%
Crown Holdings, Inc. (A)	40,441	1,800,433
Packaging Corp. of America	38,014	2,426,054
Electrical Equipment - 2.9%
AMETEK, Inc. - Class A	59,384	2,981,670
Generac Holdings, Inc. (A) (B)	37,120	1,504,845
Energy Equipment & Services - 2.1%
Cameron International Corp. (A)	33,580	2,229,040
Helmerich & Payne, Inc.	10,858	1,062,673
Food & Staples Retailing - 1.1%
Sprouts Farmers Market, Inc. (A) (B)	56,849	1,652,600
Food Products - 3.8%
Hain Celestial Group, Inc. (A)	18,167	1,859,392
Hershey Co.	15,572	1,486,036
Mead Johnson Nutrition Co. - Class A	19,355	1,862,338
TreeHouse Foods, Inc. (A)	7,285	586,443
Health Care Equipment & Supplies - 2.4%
DexCom, Inc. (A) (B)	30,547	1,221,575
St. Jude Medical, Inc.	41,515	2,496,297
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	24,690	1,849,775
Henry Schein, Inc. (A) (B)	18,147	2,113,581
Premier, Inc. - Class A (A)	38,090	1,251,637
Universal Health Services, Inc. - Class B	21,956	2,294,402
Hotels, Restaurants & Leisure - 6.7%
Brinker International, Inc.	50,991	2,589,833
Chipotle Mexican Grill, Inc. - Class A (A)	5,558	3,704,907
Hilton Worldwide Holdings, Inc. (A)	68,477	1,686,589
Marriott International, Inc. - Class A (B)	32,608	2,279,299
Household Durables - 2.8%
Jarden Corp. (A)	46,158	2,774,557
Newell Rubbermaid, Inc. (B)	46,466	1,598,895

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.8%
Roper Industries, Inc.	19,529	$ 2,856,897
Insurance - 2.9%
Aon PLC	20,862	1,828,972
Arthur J. Gallagher & Co.	34,731	1,575,398
Lincoln National Corp.	19,798	1,060,777
IT Services - 2.4%
Broadridge Financial Solutions, Inc.	43,414	1,807,325
Gartner, Inc. (A)	26,078	1,915,951
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	13,565	772,934
Covance, Inc. (A)	19,887	1,565,107
Illumina, Inc. (A)	7,135	1,169,569
Machinery - 2.3%
Ingersoll-Rand PLC	36,195	2,039,950
Oshkosh Corp.	35,151	1,551,917
Media - 3.2%
Discovery Communications, Inc. - Class C (A)	34,399	1,282,395
Scripps Networks Interactive, Inc. - Class A	18,058	1,410,149
Starz - Class A (A) (B)	66,946	2,214,574
Multiline Retail - 1.7%
Macy’s, Inc.	45,035	2,620,136
Oil, Gas & Consumable Fuels - 3.9%
Cabot Oil & Gas Corp.	53,936	1,763,168
EQT Corp.	12,072	1,105,071
Noble Energy, Inc.	30,359	2,075,341
SM Energy Co.	14,071	1,097,538
Pharmaceuticals - 1.6%
Mylan, Inc. (A)	53,178	2,419,067
Professional Services - 2.4%
Equifax, Inc.	29,831	2,229,569
Nielsen NV	32,426	1,437,445
Real Estate Investment Trusts - 0.9%
Extra Space Storage, Inc.	27,683	1,427,612
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc. - Class A	27,942	1,382,850
Cavium, Inc. (A)	32,101	1,596,383
Microchip Technology, Inc. (B)	49,559	2,340,671
Xilinx, Inc.	52,891	2,239,934
Software - 7.0%
Check Point Software Technologies, Ltd. - Class A (A) (B)	22,244	1,540,175
Electronic Arts, Inc. (A)	42,240	1,504,166
Intuit, Inc.	40,361	3,537,642
Red Hat, Inc. (A)	42,439	2,382,950
SolarWinds, Inc. (A)	42,449	1,784,980
Specialty Retail - 4.5%
Foot Locker, Inc.	30,795	1,713,742
Gap, Inc. - Class A	48,316	2,014,294
Ulta Salon Cosmetics & Fragrance, Inc. (A)	26,768	3,163,174
Textiles, Apparel & Luxury Goods - 3.3%
Michael Kors Holdings, Ltd. (A)	26,987	1,926,602
V.F. Corp.	48,780	3,220,943
Trading Companies & Distributors - 0.9%
WESCO International, Inc. (A) (B)	17,312	1,354,837
Wireless Telecommunication Services - 1.5%
SBA Communications Corp. - Class A (A)	20,693	2,294,854

Total Common Stocks (Cost $136,473,316)		150,466,451

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

(formerly, Transamerica ING Mid Cap Opportunities VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	11,993,336	$ 11,993,336

Total Securities Lending Collateral (Cost $11,993,336)		11,993,336

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $2,405,436 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $2,454,527.	$ 2,405,435	2,405,435

Total Repurchase Agreement (Cost $2,405,435)		2,405,435

Total Investments (Cost $150,872,087) (D)		164,865,222
Other Assets and Liabilities, Net - (7.1)%		(10,935,852)

Net Assets - 100.0%		$ 153,929,370

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$150,466,451	$—	$—	$150,466,451
Securities Lending Collateral	11,993,336	—	—	11,993,336
Repurchase Agreement	—	2,405,435	—	2,405,435

Total Investments	$162,459,787	$2,405,435	$—	$164,865,222

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $11,729,850. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $150,872,087. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,068,543 and $3,075,408, respectively. Net unrealized appreciation for tax purposes is $13,993,135.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 90.3%
Alternative Investments - 2.8%
Transamerica MLP & Energy Income (A)	13,260	$ 160,047
Fixed Income - 12.5%
Transamerica Bond (A)	14,140	151,434
Transamerica Core Bond (A)	2,895	29,273
Transamerica Emerging Markets Debt (A)	2,642	28,162
Transamerica Flexible Income (A)	6,898	65,187
Transamerica Floating Rate (A)	2,927	29,032
Transamerica Global Bond (A)	9,198	90,320
Transamerica High Yield Bond (A)	15,683	151,497
Transamerica Intermediate Bond (A)	2,910	29,271
Transamerica Money Market (A)	29,257	29,257
Transamerica PIMCO Total Return VP (B)	2,530	29,116
Transamerica Short-Term Bond (A)	7,430	75,710
Global/International Equity - 25.4%
Transamerica Clarion Global Real Estate Securities VP (B)	4,344	53,043
Transamerica Developing Markets Equity (A)	18,136	217,995
Transamerica Emerging Markets Equity (A)	17,804	181,421
Transamerica Income & Growth (A)	22,952	246,739
Transamerica International Equity (A)	9,118	164,486
Transamerica International Equity Opportunities (A)	12,790	109,483
Transamerica International Small Cap (A)	25,859	264,016
Transamerica International Small Cap Value (A)	17,448	207,113
U.S. Equity - 49.6%
Transamerica Capital Growth (A)	16,656	274,332
Transamerica Dividend Focused (A)	19,583	257,914
Transamerica Growth Opportunities (A)	14,572	169,906
Transamerica Jennison Growth VP (B)	22,663	231,392
Transamerica JPMorgan Mid Cap Value VP (B)	16,330	341,795
Transamerica Large Cap Value (A)	32,083	420,935
Transamerica Small Cap Core (A)	7,843	80,700
Transamerica Small Cap Growth (A)	15,938	196,999
Transamerica Small Cap Value (A)	19,831	242,935
Transamerica Systematic Small/Mid Cap Value VP (B)	7,741	167,429
Transamerica T. Rowe Price Small Cap VP (B)	13,818	189,861
Transamerica Voya Large Cap Growth VP (B)	4,488	57,176
Transamerica Voya Mid Cap Opportunities VP (B)	5,765	68,137
Transamerica WMC US Growth VP (B)	3,956	126,616

Total Investment Companies (Cost $5,211,510)		5,138,729

	Principal	Value
REPURCHASE AGREEMENT - 7.1%

State Street Bank & Trust Co.
0.01% (C), dated 09/30/2014, to be repurchased at $405,842 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $415,240.

	$ 405,842	$ 405,842

Total Repurchase Agreement (Cost $405,842)		405,842

Total Investments (Cost $5,617,352) (D)		5,544,571
Other Assets and Liabilities, Net - 2.6%		146,977

Net Assets - 100.0%		$ 5,691,548

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica Voya Moderate Growth Allocation VP

(formerly, Transamerica ING Moderate Growth Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$5,138,729	$—	$—	$5,138,729
Repurchase Agreement	—	405,842	—	405,842

Total Investments	$5,138,729	$405,842	$—	$5,544,571

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	The Portfolio invests its assets in the Initial Class shares of the affiliated portfolio of the Transamerica Series Trust.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $5,617,352. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $73,581 and $146,362, respectively. Net unrealized depreciation for tax purposes is $72,781.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica WMC US Growth II VP

(formerly, Transamerica WMC Diversified Growth II VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 2.0%
TransDigm Group, Inc. (A)	460	$ 84,792
United Technologies Corp.	1,741	183,849
Airlines - 0.6%
United Continental Holdings, Inc. (A) (B)	1,750	81,883
Beverages - 1.6%
Monster Beverage Corp. (A) (B)	2,229	204,332
Biotechnology - 4.8%
Gilead Sciences, Inc. (A) (B)	2,874	305,937
Incyte Corp. (A) (B)	1,240	60,822
Regeneron Pharmaceuticals, Inc. - Class A (A) (B)	370	133,392
Vertex Pharmaceuticals, Inc. (A) (B)	1,240	139,265
Capital Markets - 1.6%
Ameriprise Financial, Inc. (A)	1,710	210,980
Chemicals - 2.4%
Dow Chemical Co. (A)	3,410	178,821
Eastman Chemical Co. (A)	1,690	136,704
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,800	45,306
QUALCOMM, Inc.	2,855	213,468
Containers & Packaging - 1.0%
Crown Holdings, Inc. (A) (B)	3,070	136,676
Electrical Equipment - 0.7%
Eaton Corp. PLC (A)	1,440	91,253
Energy Equipment & Services - 2.1%
Halliburton Co.	4,220	272,232
Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	1,800	225,576
CVS Health Corp.	2,406	191,494
Walgreen Co.	2,900	171,883
Food Products - 1.2%
Mondelez International, Inc. - Class A	4,643	159,092
Health Care Equipment & Supplies - 0.6%
Zimmer Holdings, Inc. - Class A	835	83,959
Health Care Providers & Services - 3.3%
Aetna, Inc.	1,160	93,960
Envision Healthcare Holdings, Inc. (A) (B)	2,380	82,538
McKesson Corp.	870	169,363
UnitedHealth Group, Inc. (A)	1,080	93,150
Health Care Technology - 1.0%
Cerner Corp. (A) (B)	2,240	133,437
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	2,550	192,423
Household Products - 1.3%
Colgate-Palmolive Co. (A)	2,680	174,790
Insurance - 1.7%
Aon PLC	1,260	110,464
Prudential Financial, Inc.	1,320	116,081
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (B)	670	216,035
Priceline Group, Inc. (A) (B)	196	227,081
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (B)	2,140	127,972
Facebook, Inc. - Class A (B)	2,990	236,329
Google, Inc. - Class A (B)	427	251,251
Google, Inc. - Class C (B)	455	262,699

	Shares	Value
COMMON STOCKS (continued)
IT Services - 6.4%
Accenture PLC - Class A (A)	1,900	$ 154,508
Automatic Data Processing, Inc.	2,110	175,299
Cognizant Technology Solutions Corp. - Class A (B)	2,730	122,222
Genpact, Ltd. (A) (B)	6,160	100,531
Jack Henry & Associates, Inc. (A)	1,800	100,188
Mastercard, Inc. - Class A	2,660	196,627
Machinery - 2.1%
Dover Corp. (A)	1,341	107,722
Illinois Tool Works, Inc. - Class A (A)	2,002	169,009
Media - 3.4%
DIRECTV (B)	2,056	177,885
Time Warner, Inc. (A)	1,270	95,517
Twenty-First Century Fox, Inc. - Class A	5,110	175,222
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	740	50,616
Multiline Retail - 1.4%
Dollar Tree, Inc. (B)	3,330	186,713
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. - Class A	1,960	198,822
EOG Resources, Inc.	1,580	156,452
Personal Products - 2.1%
Coty, Inc. - Class A (A)	6,370	105,424
Estee Lauder Cos., Inc. - Class A	2,350	175,592
Pharmaceuticals - 5.0%
Actavis PLC (B)	720	173,722
Bristol-Myers Squibb Co. (A)	5,053	258,613
Merck & Co., Inc.	1,859	110,201
Salix Pharmaceuticals, Ltd. (A) (B)	733	114,524
Professional Services - 2.4%
Equifax, Inc.	1,610	120,332
Nielsen NV	2,280	101,072
Verisk Analytics, Inc. - Class A (B)	1,520	92,553
Road & Rail - 2.4%
Hertz Global Holdings, Inc. (A) (B)	4,620	117,302
JB Hunt Transport Services, Inc. (A)	1,480	109,594
Norfolk Southern Corp. (A)	850	94,860
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	3,100	107,942
SunPower Corp. - Class A (A) (B)	2,290	77,585
Software - 7.5%
Activision Blizzard, Inc.	5,530	114,969
Intuit, Inc.	2,382	208,782
Microsoft Corp.	9,486	439,771
salesforce.com, Inc. (A) (B)	2,300	132,319
Solera Holdings, Inc. (A)	1,610	90,740
Specialty Retail - 5.4%
Advance Auto Parts, Inc.	1,090	142,027
Lowe’s Cos., Inc.	4,176	220,994
Ross Stores, Inc. (A)	2,160	163,253
TJX Cos., Inc.	3,190	188,752
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	8,206	826,754
Western Digital Corp.	349	33,965
Textiles, Apparel & Luxury Goods - 2.5%
PVH Corp.	1,470	178,090
Ralph Lauren Corp (A)	950	156,494

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica WMC US Growth II VP

(formerly, Transamerica WMC Diversified Growth II VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.7%
Altria Group, Inc.	4,830	$ 221,890

Total Common Stocks (Cost $12,060,398)		12,844,738

INVESTMENT COMPANY - 1.7%
Capital Markets - 1.7%
iShares Russell 1000 Growth ETF (A)	2,496	228,709

Total Investment Company (Cost $226,477)		228,709

SECURITIES LENDING COLLATERAL - 24.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	3,266,232	3,266,232

Total Securities Lending Collateral (Cost $3,266,232)		3,266,232

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $95,827 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $101,503.	$ 95,827	95,827

Total Repurchase Agreement (Cost $95,827)		95,827

Total Investments (Cost $15,648,934) (D)		16,435,506
Other Assets and Liabilities, Net - (24.4)%		(3,225,517)

Net Assets - 100.0%		$ 13,209,989

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$12,844,738	$—	$—	$12,844,738
Investment Company	228,709	—	—	228,709
Securities Lending Collateral	3,266,232	—	—	3,266,232
Repurchase Agreement	—	95,827	—	95,827

Total Investments	$16,339,679	$95,827	$—	$16,435,506

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,195,562. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $15,648,934. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,117,845 and $331,273, respectively. Net unrealized appreciation for tax purposes is $786,572.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica WMC US Growth VP

(formerly, Transamerica WMC Diversified Growth VP)

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.1%
TransDigm Group, Inc.	82,480	$ 15,203,538
United Technologies Corp.	302,558	31,950,125
Airlines - 0.6%
United Continental Holdings, Inc. (A)	311,320	14,566,663
Beverages - 1.6%
Monster Beverage Corp. (A)	394,899	36,200,391
Biotechnology - 4.9%
Gilead Sciences, Inc. (A)	501,790	53,415,546
Incyte Corp. (A) (B)	216,900	10,638,945
Regeneron Pharmaceuticals, Inc. - Class A (A)	66,210	23,870,029
Vertex Pharmaceuticals, Inc. (A)	218,210	24,507,165
Capital Markets - 1.6%
Ameriprise Financial, Inc.	304,430	37,560,573
Chemicals - 2.4%
Dow Chemical Co.	605,540	31,754,518
Eastman Chemical Co.	300,850	24,335,756
Communications Equipment - 2.2%
Cisco Systems, Inc.	483,600	12,172,212
QUALCOMM, Inc.	498,616	37,281,518
Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	545,920	24,304,358
Electrical Equipment - 0.7%
Eaton Corp. PLC	255,100	16,165,687
Energy Equipment & Services - 2.1%
Halliburton Co.	749,800	48,369,598
Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	318,723	39,942,367
CVS Health Corp.	427,549	34,028,625
Walgreen Co.	508,290	30,126,348
Food Products - 1.2%
Mondelez International, Inc. - Class A	823,756	28,225,999
Health Care Equipment & Supplies - 0.7%
Zimmer Holdings, Inc. - Class A	148,690	14,950,780
Health Care Providers & Services - 3.3%
Aetna, Inc.	204,670	16,578,270
Envision Healthcare Holdings, Inc. (A)	422,040	14,636,347
McKesson Corp.	150,380	29,274,475
UnitedHealth Group, Inc.	187,310	16,155,487
Health Care Technology - 1.0%
Cerner Corp. (A)	397,760	23,694,563
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	452,690	34,159,987
Household Products - 1.3%
Colgate-Palmolive Co.	470,090	30,659,270
Insurance - 1.8%
AON PLC	222,990	19,549,534
Prudential Financial, Inc.	233,830	20,563,010
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (A)	118,810	38,309,096
Priceline Group, Inc. (A)	34,875	40,405,478
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (A)	373,320	22,324,536
Facebook, Inc. - Class A (A)	522,345	41,286,149
Google, Inc. - Class A (A)	76,534	45,033,371
Google, Inc. - Class C (A)	80,673	46,577,363

	Shares	Value
COMMON STOCKS (continued)
IT Services - 6.5%
Accenture PLC - Class A	337,150	$ 27,417,038
Automatic Data Processing, Inc.	373,910	31,064,443
Cognizant Technology Solutions Corp. - Class A (A)	484,720	21,700,914
Genpact, Ltd. (A)	1,075,550	17,552,976
Jack Henry & Associates, Inc.	320,100	17,816,766
Mastercard, Inc. - Class A	464,530	34,338,058
Machinery - 2.1%
Dover Corp.	238,570	19,164,328
Illinois Tool Works, Inc. - Class A	354,800	29,952,216
Media - 3.4%
DIRECTV (A)	364,525	31,538,703
Time Warner, Inc.	225,840	16,985,427
Twenty-First Century Fox, Inc. - Class A	897,690	30,781,790
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	125,410	8,578,044
Multiline Retail - 1.4%
Dollar Tree, Inc. (A)	591,890	33,187,272
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. - Class A	348,510	35,352,854
EOG Resources, Inc.	279,640	27,689,953
Personal Products - 2.2%
Coty, Inc. - Class A (B)	1,130,770	18,714,244
Estee Lauder Cos., Inc. - Class A	416,360	31,110,419
Pharmaceuticals - 5.0%
Actavis PLC (A)	125,640	30,314,419
Bristol-Myers Squibb Co.	882,297	45,155,961
Merck & Co., Inc.	330,259	19,577,754
Salix Pharmaceuticals, Ltd. (A) (B)	128,035	20,004,188
Professional Services - 2.4%
Equifax, Inc.	285,750	21,356,955
Nielsen NV	402,070	17,823,763
Verisk Analytics, Inc. - Class A (A)	269,050	16,382,455
Road & Rail - 2.5%
Hertz Global Holdings, Inc. (A)	810,410	20,576,310
JB Hunt Transport Services, Inc. (B)	261,900	19,393,695
Norfolk Southern Corp.	151,530	16,910,748
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	549,630	19,138,117
SunPower Corp. - Class A (A) (B)	405,680	13,744,438
Software - 7.6%
Activision Blizzard, Inc.	982,170	20,419,314
Intuit, Inc.	419,017	36,726,840
Microsoft Corp.	1,677,997	77,791,941
salesforce.com, Inc. (A)	408,430	23,496,978
Solera Holdings, Inc.	282,060	15,896,902
Specialty Retail - 5.5%
Advance Auto Parts, Inc.	193,970	25,274,291
Lowe’s Cos., Inc.	741,451	39,237,587
Ross Stores, Inc.	383,160	28,959,233
TJX Cos., Inc.	566,680	33,530,455
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	1,435,048	144,581,086
Western Digital Corp.	51,039	4,967,116
Textiles, Apparel & Luxury Goods - 2.5%
PVH Corp.	257,850	31,238,527
Ralph Lauren Corp.	164,790	27,145,857

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Transamerica WMC US Growth VP

(formerly, Transamerica WMC Diversified Growth VP)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.7%
Altria Group, Inc.	857,160	$ 39,377,930

Total Common Stocks (Cost $2,135,690,773)		2,270,745,982

INVESTMENT COMPANY - 1.3%
Capital Markets - 1.3%
iShares Russell 1000 Growth ETF (B)	315,770	28,934,005

Total Investment Company (Cost $28,711,076)		28,934,005

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	69,863,934	69,863,934

Total Securities Lending Collateral (Cost $69,863,934)		69,863,934

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (D)
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $526,633 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/25/2039, and with a value of $538,953.	$ 526,633	526,633

Total Repurchase Agreement (Cost $526,633)		526,633

Total Investments (Cost $2,234,792,416) (E)		2,370,070,554
Other Assets and Liabilities, Net - (2.8)%		(63,489,523)

Net Assets - 100.0%		$ 2,306,581,031

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$2,270,745,982	$—	$—	$2,270,745,982
Investment Company	28,934,005	—	—	28,934,005
Securities Lending Collateral	69,863,934	—	—	69,863,934
Repurchase Agreement	—	526,633	—	526,633

Total Investments	$2,369,543,921	$526,633	$—	$2,370,070,554

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $68,227,659. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Aggregate cost for federal income tax purposes is $2,234,792,416. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $193,506,146 and $58,228,008, respectively. Net unrealized appreciation for tax purposes is $135,278,138.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	September 30, 2014 Form N-Q

Notes to Schedules of Investments

At September 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (each, a “Portfolio”; and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2014, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Open repurchase agreements and related collateral at September 30, 2014, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Aegon Money Market VP (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Transamerica Series Trust	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Portfolio purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open option contracts at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Open futures contracts at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments or Consolidated

Transamerica Series Trust	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Open OTC and centrally cleared swap agreements at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Money Market, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Open reverse repurchase agreements at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios; (ii) the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Open sale-buyback financing transactions at September 30, 2014, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Series Trust	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

Short sales: A short sale is a transaction in which the Portfolios sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2014, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Open loan participations and assignments at September 30, 2014, if any, are included in the Schedule of Investments.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments.

Open structured notes at September 30, 2014, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open TBA commitments at September 30, 2014, if any, are included in the Schedule of Investments or Consolidated Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Transamerica Series Trust	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

Open when-issued securities at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Open TIPS at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Open PIKs at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at September 30, 2014, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolios’ investments, at September 30, 2014, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

The Portfolios’ Board of Trustees (the “Board”) has delegated the valuation functions on a day-to-day basis to TAM, subject to Board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 2. (continued)

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds (“ETFs”) are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 2. (continued)

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolios’ financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

Transamerica Series Trust	September 30, 2014 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date:	November 26, 2014

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
Date:	November 26, 2014